                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07725
                 ---------------------------------------------
                              SEASONS SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   1 SunAmerica Center, Los Angeles CA 90067
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (201) 324-6464
                                                           --------------

Date of fiscal year end: March 31
                         --------

Date of reporting period: September 30, 2006
                          ------------------
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Item 1.  Reports to Stockholders

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                              SEASONS SERIES TRUST

                                   ----------

                                SEMIANNUAL REPORT
                               SEPTEMBER 30, 2006

               [SEASONS THE NEXT GENERATION OF INVESTING(SM) LOGO]

TABLE OF CONTENTS

SHAREHOLDER LETTER                                                             1

EXPENSE EXAMPLE                                                                2

SEASONS STRATEGIES
Multi-Managed Growth Portfolio                                                 7
Multi-Managed Moderate Growth Portfolio                                       30
Multi-Managed Income/Equity Portfolio                                         53
Multi-Managed Income Portfolio                                                75
Asset Allocation: Diversified Growth Portfolio                                96
Stock Portfolio                                                              140

SEASONS SELECT
Large Cap Growth Portfolio                                                   145
Large Cap Composite Portfolio                                                156
Large Cap Value Portfolio                                                    171
Mid Cap Growth Portfolio                                                     183
Mid Cap Value Portfolio                                                      200
Small Cap Portfolio                                                          215
International Equity Portfolio                                               259
Diversified Fixed Income Portfolio                                           288
Strategic Fixed Income Portfolio                                             301
Cash Management Portfolio                                                    315

SEASONS FOCUSED
Focus Growth Portfolio                                                       318
Focus TechNet Portfolio                                                      321
Focus Growth and Income Portfolio                                            324
Focus Value Portfolio                                                        328

SEASONS MANAGED ALLOCATION
Allocation Growth Portfolio                                                  332
Allocation Moderate Growth Portfolio                                         334
Allocation Moderate Portfolio                                                336
Allocation Balanced Portfolio                                                338

STATEMENT OF ASSETS AND LIABILITIES                                          340
STATEMENT OF OPERATIONS                                                      344
STATEMENT OF CHANGES IN NET ASSETS                                           348
NOTES TO FINANCIAL STATEMENTS                                                356
FINANCIAL HIGHLIGHTS                                                         380
APPROVAL OF ADVISORY AGREEMENTS                                              395
TRUSTEES AND OFFICERS INFORMATION                                            404

DEAR INVESTOR:

     We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2006.

     If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

     Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,


/s/ Jay S. Wintrob
---------------------------------------
Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY
FIRST SUNAMERICA LIFE INSURANCE COMPANY

November 6, 2006

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

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SEASONS SERIES TRUST
EXPENSE EXAMPLE                                               SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2006 and held until September 30, 2006. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2006" column and the "Expense Ratio as of September 30, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2006"would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2006" column and the "Expense Ratio as of September 30, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2006" would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

                                               ACTUAL                                HYPOTHETICAL
                          ----------------------------------------  ---------------------------------------------
                                        ENDING                                     ENDING ACCOUNT
                                        ACCOUNT                                     VALUE USING A
                          BEGINNING   VALUE USING    EXPENSES PAID                  HYPOTHETICAL    EXPENSES PAID
                           ACCOUNT   ACTUAL RETURN  DURING THE SIX    BEGINNING      5% ASSUMED    DURING THE SIX     EXPENSE
                           VALUE AT       AT         MONTHS ENDED   ACCOUNT VALUE     RETURN AT     MONTHS ENDED    RATIO AS OF
                           APRIL 1,  SEPTEMBER 30,   SEPTEMBER 30,   AT APRIL 1,    SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
PORTFOLIO                    2006        2006            2006*          2006            2006           2006*           2006*
---------                 ---------  -------------  --------------  -------------  --------------  --------------  -------------
Multi-Managed Growth@
   Class 1                $1,000.00    $  993.91         $5.50        $1,000.00       $1,019.55         $5.57          1.10%
   Class 2                $1,000.00    $  993.89         $6.25        $1,000.00       $1,018.80         $6.33          1.25%
   Class 3                $1,000.00    $  992.36         $6.69        $1,000.00       $1,018.35         $6.78          1.34%
Multi-Managed
   Moderate Growth@
   Class 1                $1,000.00    $1,003.83         $4.87        $1,000.00       $1,020.21         $4.91          0.97%
   Class 2                $1,000.00    $1,003.07         $5.62        $1,000.00       $1,019.45         $5.67          1.12%
   Class 3                $1,000.00    $1,002.30         $6.12        $1,000.00       $1,018.95         $6.17          1.22%
Multi-Managed Income/
   Equity@
   Class 1                $1,000.00    $1,020.85         $4.76        $1,000.00       $1,020.36         $4.76          0.94%
   Class 2                $1,000.00    $1,020.90         $5.52        $1,000.00       $1,019.60         $5.52          1.09%
   Class 3                $1,000.00    $1,019.31         $6.02        $1,000.00       $1,019.10         $6.02          1.19%
Multi-Managed Income@
   Class 1                $1,000.00    $1,026.36         $4.93        $1,000.00       $1,020.21         $4.91          0.97%
   Class 2                $1,000.00    $1,025.58         $5.69        $1,000.00       $1,019.45         $5.67          1.12%
   Class 3                $1,000.00    $1,024.77         $6.19        $1,000.00       $1,018.95         $6.17          1.22%
Asset Allocation:
   Diversified Growth#@
   Class 1                $1,000.00    $1,038.61         $4.65        $1,000.00       $1,020.51         $4.61          0.91%
   Class 2                $1,000.00    $1,037.88         $5.42        $1,000.00       $1,019.75         $5.37          1.06%
   Class 3                $1,000.00    $1,037.15         $5.92        $1,000.00       $1,019.25         $5.87          1.16%
Stock@
   Class 1                $1,000.00    $1,023.84         $4.62        $1,000.00       $1,020.51         $4.61          0.91%
   Class 2                $1,000.00    $1,022.84         $5.38        $1,000.00       $1,019.75         $5.37          1.06%
   Class 3                $1,000.00    $1,021.75         $5.88        $1,000.00       $1,019.25         $5.87          1.16%
Large Cap Growth@
   Class 1                $1,000.00    $  988.38         $4.69        $1,000.00       $1,020.36         $4.76          0.94%
   Class 2                $1,000.00    $  988.30         $5.43        $1,000.00       $1,019.60         $5.52          1.09%
   Class 3                $1,000.00    $  987.21         $5.93        $1,000.00       $1,019.10         $6.02          1.19%
Large Cap Composite#@
   Class 1                $1,000.00    $1,034.32         $5.56        $1,000.00       $1,019.60         $5.52          1.09%
   Class 2                $1,000.00    $1,033.46         $6.32        $1,000.00       $1,018.85         $6.28          1.24%
   Class 3                $1,000.00    $1,032.54         $6.73        $1,000.00       $1,018.45         $6.68          1.32%
Large Cap Value@
   Class 1                $1,000.00    $1,061.24         $4.75        $1,000.00       $1,020.46         $4.66          0.92%
   Class 2                $1,000.00    $1,060.61         $5.53        $1,000.00       $1,019.70         $5.42          1.07%
   Class 3                $1,000.00    $1,059.88         $6.04        $1,000.00       $1,019.20         $5.92          1.17%
Mid Cap Growth@
   Class 1                $1,000.00    $  956.82         $4.95        $1,000.00       $1,020.00         $5.11          1.01%
   Class 2                $1,000.00    $  955.78         $5.69        $1,000.00       $1,019.25         $5.87          1.16%
   Class 3                $1,000.00    $  955.60         $6.18        $1,000.00       $1,018.75         $6.38          1.26%
Mid Cap Value@
   Class 1                $1,000.00    $1,008.32         $4.88        $1,000.00       $1,020.21         $4.91          0.97%
   Class 2                $1,000.00    $1,007.30         $5.64        $1,000.00       $1,019.45         $5.67          1.12%
   Class 3                $1,000.00    $1,006.79         $6.14        $1,000.00       $1,018.95         $6.17          1.22%

                                               ACTUAL                                HYPOTHETICAL
                          ----------------------------------------  ---------------------------------------------
                                        ENDING                                     ENDING ACCOUNT
                                        ACCOUNT                                     VALUE USING A
                          BEGINNING   VALUE USING    EXPENSES PAID                  HYPOTHETICAL    EXPENSES PAID
                           ACCOUNT   ACTUAL RETURN  DURING THE SIX    BEGINNING      5% ASSUMED    DURING THE SIX     EXPENSE
                           VALUE AT       AT         MONTHS ENDED   ACCOUNT VALUE     RETURN AT     MONTHS ENDED    RATIO AS OF
                           APRIL 1,  SEPTEMBER 30,   SEPTEMBER 30,   AT APRIL 1,    SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
PORTFOLIO                    2006        2006            2006*          2006            2006           2006*           2006*
---------                 ---------  -------------  --------------  -------------  --------------  --------------  -------------
Small Cap#@
   Class 1                $1,000.00    $  957.13        $5.49         $1,000.00       $1,019.45         $5.67          1.12%
   Class 2                $1,000.00    $  956.77        $6.23         $1,000.00       $1,018.70         $6.43          1.27%
   Class 3                $1,000.00    $  955.66        $6.67         $1,000.00       $1,018.25         $6.88          1.36%
International Equity#@
   Class 1                $1,000.00    $1,022.79        $6.59         $1,000.00       $1,018.55         $6.58          1.30%
   Class 2                $1,000.00    $1,020.91        $7.35         $1,000.00       $1,017.80         $7.33          1.45%
   Class 3                $1,000.00    $1,020.95        $7.85         $1,000.00       $1,017.30         $7.84          1.55%
Diversified Fixed Income
   Class 1                $1,000.00    $1,033.59        $4.13         $1,000.00       $1,021.01         $4.10          0.81%
   Class 2                $1,000.00    $1,032.69        $4.89         $1,000.00       $1,020.26         $4.86          0.96%
   Class 3                $1,000.00    $1,031.79        $5.40         $1,000.00       $1,019.75         $5.37          1.06%
Strategic Fixed Income
   Class 3                $1,000.00    $1,033.76        $6.53         $1,000.00       $1,018.65         $6.48          1.28%
Cash Management
   Class 1                $1,000.00    $1,023.49        $2.79         $1,000.00       $1,022.31         $2.79          0.55%
   Class 2                $1,000.00    $1,022.62        $3.50         $1,000.00       $1,021.61         $3.50          0.69%
   Class 3                $1,000.00    $1,021.74        $4.00         $1,000.00       $1,021.11         $4.00          0.79%
Focus Growth@
   Class 1                $1,000.00    $  913.19        $5.42         $1,000.00       $1,019.40         $5.72          1.13%
   Class 2                $1,000.00    $  912.51        $6.14         $1,000.00       $1,018.65         $6.48          1.28%
   Class 3                $1,000.00    $  912.22        $6.57         $1,000.00       $1,018.20         $6.93          1.37%
Focus TechNet#
   Class 2                $1,000.00    $  923.68        $7.96         $1,000.00       $1,016.80         $8.34          1.65%
   Class 3                $1,000.00    $  923.44        $8.44         $1,000.00       $1,016.29         $8.85          1.75%
Focus Growth and Income
   Class 2                $1,000.00    $1,045.24        $6.72         $1,000.00       $1,018.50         $6.63          1.31%
   Class 3                $1,000.00    $1,044.42        $7.23         $1,000.00       $1,018.00         $7.13          1.41%
Focus Value@
   Class 2                $1,000.00    $1,083.93        $6.79         $1,000.00       $1,018.55         $6.58          1.30%
   Class 3                $1,000.00    $1,083.44        $7.31         $1,000.00       $1,018.05         $7.08          1.40%
Allocation Growth
   Class 3                $1,000.00    $1,010.50        $0.76         $1,000.00       $1,024.32         $0.76          0.15%
Allocation Moderate
   Growth
   Class 3                $1,000.00    $1,013.45        $0.71         $1,000.00       $1,024.37         $0.71          0.14%
Allocation Moderate
   Class 3                $1,000.00    $1,017.46        $0.76         $1,000.00       $1,024.32         $0.76          0.15%
Allocation Balanced#
   Class 3                $1,000.00    $1,021.82        $1.22         $1,000.00       $1,023.87         $1.22          0.24%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value"would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2006" and "Expense

     Ratios"would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value"would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2006" and the "Expense Ratios"would have been lower.

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                               ACTUAL                                   HYPOTHETICAL
                                ----------------------------------------  -------------------------------------------
                                                                                       ENDING ACCOUNT
                                              ENDING                                   VALUE USING A
                                BEGINNING     ACCOUNT      EXPENSES PAID   BEGINNING    HYPOTHETICAL   EXPENSES PAID
                                  ACCOUNT   VALUE USING   DURING THE SIX    ACCOUNT      5% ASSUMED    DURING THE SIX     EXPENSE
                                 VALUE AT  ACTUAL RETURN   MONTHS ENDED      VALUE        RETURN AT      MONTHS ENDED   RATIO AS OF
                                 APRIL 1, AT SEPTEMBER 30, SEPTEMBER 30,  AT APRIL 1,   SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO                          2006         2006           2006*          2006          2006            2006*         2006*
---------                       ---------  -------------  --------------  -----------  --------------  --------------  -------------
Multi-Managed Growth
   Class 1                      $1,000.00    $  993.91         $5.40       $1,000.00      $1,019.65         $5.47          1.08%
   Class 2                      $1,000.00    $  993.89         $6.15       $1,000.00      $1,018.90         $6.23          1.23%
   Class 3                      $1,000.00    $  992.36         $6.59       $1,000.00      $1,018.45         $6.68          1.32%
Multi-Managed Moderate Growth
   Class 1                      $1,000.00    $1,003.83         $4.77       $1,000.00      $1,020.31         $4.81          0.95%
   Class 2                      $1,000.00    $1,003.07         $5.52       $1,000.00      $1,019.55         $5.57          1.10%
   Class 3                      $1,000.00    $1,002.30         $6.02       $1,000.00      $1,019.05         $6.07          1.20%
Multi-Managed Income/Equity
   Class 1                      $1,000.00    $1,020.85         $4.76       $1,000.00      $1,020.36         $4.76          0.94%
   Class 2                      $1,000.00    $1,020.90         $5.52       $1,000.00      $1,019.60         $5.52          1.09%
   Class 3                      $1,000.00    $1,019.31         $6.02       $1,000.00      $1,019.10         $6.02          1.19%
Multi-Managed Income
   Class 1                      $1,000.00    $1,026.36         $4.93       $1,000.00      $1,020.21         $4.91          0.97%
   Class 2                      $1,000.00    $1,025.58         $5.69       $1,000.00      $1,019.45         $5.67          1.12%
   Class 3                      $1,000.00    $1,024.77         $6.19       $1,000.00      $1,018.95         $6.17          1.22%
Asset Allocation: Diversified
   Growth#
   Class 1                      $1,000.00    $1,038.61         $4.60       $1,000.00      $1,020.56         $4.56          0.90%
   Class 2                      $1,000.00    $1,037.88         $5.36       $1,000.00      $1,019.80         $5.32          1.05%
   Class 3                      $1,000.00    $1,037.15         $5.87       $1,000.00      $1,019.30         $5.82          1.15%
Stock
   Class 1                      $1,000.00    $1,023.84         $4.62       $1,000.00      $1,020.51         $4.61          0.91%
   Class 2                      $1,000.00    $1,022.84         $5.38       $1,000.00      $1,019.75         $5.37          1.06%
   Class 3                      $1,000.00    $1,021.75         $5.88       $1,000.00      $1,019.25         $5.87          1.16%
Large Cap Growth
   Class 1                      $1,000.00    $  988.38         $4.69       $1,000.00      $1,020.36         $4.76          0.94%
   Class 2                      $1,000.00    $  988.30         $5.43       $1,000.00      $1,019.60         $5.52          1.09%
   Class 3                      $1,000.00    $  987.21         $5.93       $1,000.00      $1,019.10         $6.02          1.19%
Large Cap Composite#
   Class 1                      $1,000.00    $1,034.32         $5.51       $1,000.00      $1,019.65         $5.47          1.08%
   Class 2                      $1,000.00    $1,033.46         $6.27       $1,000.00      $1,018.90         $6.23          1.23%
   Class 3                      $1,000.00    $1,032.54         $6.67       $1,000.00      $1,018.50         $6.63          1.31%
Large Cap Value
   Class 1                      $1,000.00    $1,061.24         $4.75       $1,000.00      $1,020.46         $4.66          0.92%
   Class 2                      $1,000.00    $1,060.61         $5.53       $1,000.00      $1,019.70         $5.42          1.07%
   Class 3                      $1,000.00    $1,059.88         $6.04       $1,000.00      $1,019.20         $5.92          1.17%
Mid Cap Growth
   Class 1                      $1,000.00    $  956.82         $4.95       $1,000.00      $1,020.00         $5.11          1.01%
   Class 2                      $1,000.00    $  955.78         $5.69       $1,000.00      $1,019.25         $5.87          1.16%
   Class 3                      $1,000.00    $  955.60         $6.18       $1,000.00      $1,018.75         $6.38          1.26%

                                               ACTUAL                                   HYPOTHETICAL
                                ----------------------------------------  -------------------------------------------
                                                                                       ENDING ACCOUNT
                                              ENDING                                   VALUE USING A
                                BEGINNING     ACCOUNT      EXPENSES PAID   BEGINNING    HYPOTHETICAL   EXPENSES PAID
                                  ACCOUNT   VALUE USING   DURING THE SIX    ACCOUNT      5% ASSUMED    DURING THE SIX     EXPENSE
                                 VALUE AT  ACTUAL RETURN   MONTHS ENDED      VALUE        RETURN AT      MONTHS ENDED   RATIO AS OF
                                 APRIL 1, AT SEPTEMBER 30, SEPTEMBER 30,  AT APRIL 1,   SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO                          2006         2006           2006*          2006          2006            2006*         2006*
---------                       --------- --------------  --------------  -----------  --------------  --------------  -------------
Mid Cap Value
   Class 1                      $1,000.00    $1,008.32         $4.88       $1,000.00      $1,020.21         $4.91          0.97%
   Class 2                      $1,000.00    $1,007.30         $5.64       $1,000.00      $1,019.45         $5.67          1.12%
   Class 3                      $1,000.00    $1,006.79         $6.14       $1,000.00      $1,018.95         $6.17          1.22%
Small Cap#
   Class 1                      $1,000.00    $  957.13         $5.35       $1,000.00      $1,019.60         $5.52          1.09%
   Class 2                      $1,000.00    $  956.77         $6.08       $1,000.00      $1,018.85         $6.28          1.24%
   Class 3                      $1,000.00    $  955.66         $6.52       $1,000.00      $1,018.40         $6.73          1.33%
International Equity#
   Class 1                      $1,000.00    $1,022.79         $6.59       $1,000.00      $1,018.55         $6.58          1.30%
   Class 2                      $1,000.00    $1,020.91         $7.35       $1,000.00      $1,017.80         $7.33          1.45%
   Class 3                      $1,000.00    $1,020.95         $7.85       $1,000.00      $1,017.30         $7.84          1.55%
Focus Growth
   Class 1                      $1,000.00    $  913.19         $5.37       $1,000.00      $1,019.45         $5.67          1.12%
   Class 2                      $1,000.00    $  912.51         $6.09       $1,000.00      $1,018.70         $6.43          1.27%
   Class 3                      $1,000.00    $  912.22         $6.52       $1,000.00      $1,018.25         $6.88          1.36%
Focus Value
   Class 2                      $1,000.00    $1,083.93         $6.74       $1,000.00      $1,018.60         $6.53          1.29%
   Class 3                      $1,000.00    $1,083.44         $7.26       $1,000.00      $1,018.10         $7.03          1.39%

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Financial Services                                                         14.3%
U.S. Government Agencies                                                   13.2
Drugs                                                                       6.9
Repurchase Agreements                                                       5.3
U.S. Treasuries                                                             5.2
Business Services                                                           5.0
Banks                                                                       4.7
Retail                                                                      4.4
Computers & Business Equipment                                              3.9
Energy Sources                                                              3.9
Food, Beverage & Tobacco                                                    3.4
Computer Software                                                           3.0
Energy Services                                                             3.0
Telecommunications                                                          3.0
Leisure & Tourism                                                           2.6
Electric Utilities                                                          2.5
Medical Products                                                            2.1
Chemicals                                                                   2.0
Insurance                                                                   1.6
Broadcasting & Media                                                        1.4
Machinery                                                                   1.4
Electronics                                                                 1.3
Health Services                                                             1.3
Computer Services                                                           1.0
Aerospace & Military Technology                                             0.8
Household & Personal Products                                               0.8
Metals & Minerals                                                           0.7
Communication Equipment                                                     0.6
Forest Products                                                             0.6
Real Estate Investment Trusts                                               0.6
Internet Content                                                            0.4
Internet Software                                                           0.4
Multi-Industry                                                              0.4
Transportation                                                              0.4
Apparel & Textiles                                                          0.3
Electrical Equipment                                                        0.3
Foreign Government                                                          0.3
Telephone                                                                   0.3
Entertainment Products                                                      0.2
Gas & Pipeline Utilities                                                    0.2
Housing & Household Durables                                                0.2
Real Estate Companies                                                       0.2
Automotive                                                                  0.1
                                                                          -----
                                                                          104.2%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASON SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                          VALUE
COMMON STOCK -- 67.4%                                        SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.7%
APPAREL & TEXTILES -- 0.3%
Carter's, Inc.+                                               8,400   $  221,676
NIKE, Inc., Class B                                           2,900      254,098
RETAIL -- 4.4%
Best Buy Co., Inc.                                            2,200      117,832
CVS Corp.                                                     7,000      224,840
Federated Department Stores, Inc.                            69,940    3,022,107
Guitar Center, Inc.+                                         12,200      545,096
J.C. Penney Co., Inc.                                        15,645    1,069,962
Kohl's Corp.+                                                 1,700      110,364
MSC Industrial Direct Co., Inc., Class A                     11,100      452,214
Target Corp.                                                  3,200      176,800
Wal-Mart Stores, Inc.                                         7,500      369,900
Walgreen Co.                                                  2,200       97,658
World Fuel Services Corp.                                    13,000      525,850
                                                                      ----------
                                                                       7,188,397
                                                                      ----------
CONSUMER STAPLES -- 3.8%
FOOD, BEVERAGE & TOBACCO -- 3.0%
Anheuser-Busch Cos., Inc.                                     1,700       80,767
Aqua America, Inc.                                           10,300      225,982
Bunge, Ltd.                                                  12,360      716,262
Campbell Soup Co.                                             7,500      273,750
Central European Distribution Corp.+                         15,200      355,832
Coca-Cola Co.                                                 5,500      245,740
Diageo PLC ADR+                                               4,600      326,784
Kellogg Co.                                                   2,300      113,896
Kraft Foods, Inc.                                             8,900      317,374
Kroger Co.                                                   10,200      236,028
PepsiCo, Inc.                                                 6,300      411,138
Whole Foods Market, Inc.                                     20,850    1,239,116
HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Clorox Co.                                                    2,100      132,300
Colgate-Palmolive Co.                                         5,900      366,390
Kimberly-Clark Corp.                                          1,800      117,648
Procter & Gamble Co.                                         10,300      638,394
                                                                      ----------
                                                                       5,797,401
                                                                      ----------
ENERGY -- 6.7%
ENERGY SERVICES -- 2.9%
Baker Hughes, Inc.                                            3,000      204,600
Hess Corp.                                                   13,925      576,773

                                                                        VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Schlumberger, Ltd.                                            3,800  $   235,714
Southern Co.                                                  5,300      182,638
Suncor Energy, Inc.                                          29,085    2,095,574
Valero Energy Corp.                                          20,280    1,043,812
ENERGY SOURCES -- 3.8%
Apache Corp.                                                  9,070      573,224
Chevron Corp.                                                 3,300      214,038
ConocoPhillips                                               38,525    2,293,393
EOG Resources, Inc.                                           9,215      599,436
Exxon Mobil Corp.                                             6,500      436,150
GlobalSantaFe Corp.                                           1,000       49,990
Metretek Technologies, Inc.*                                 32,100      383,274
Occidental Petroleum Corp.                                   14,690      706,736
Peabody Energy Corp.                                         11,020      405,316
XTO Energy, Inc.                                              2,600      109,538
                                                                      ----------
                                                                      10,110,206
                                                                      ----------
FINANCE -- 13.2%
BANKS -- 4.0%
Bank of America Corp.                                         6,500      348,205
Bank of New York Co., Inc.                                    7,300      257,398
Commerce Bancorp, Inc.                                       50,250    1,844,677
Marshall & Ilsley Corp.                                         400       19,272
PNC Financial Services Group, Inc.                            1,400      101,416
SunTrust Banks, Inc.                                          1,300      100,464
U.S. Bancorp                                                  4,200      139,524
UCBH Holdings, Inc.                                          15,600      272,376
Wachovia Corp.                                                1,800      100,440
Wells Fargo & Co.                                            80,090    2,897,656
FINANCIAL SERVICES -- 8.4%
Advisory Board Co.+                                          10,000      505,200
American Express Co.                                         52,330    2,934,666
Citigroup, Inc.                                               6,200      307,954
Euronet Worldwide, Inc+                                      18,800      461,540
Fannie Mae                                                    1,900      106,229
Freddie Mac                                                   1,000       66,330
Goldman Sachs Group, Inc.                                    11,570    1,957,297
Heartland Payment Systems, Inc.                              25,600      665,600
J.P. Morgan Chase & Co.                                       4,500      211,320
KKR Private Equity Investors LP+                             97,964    2,081,735
Moody's Corp.                                                29,175    1,907,462
Morgan Stanley                                                3,600      262,476
Nasdaq Stock Market, Inc.+                                   12,300      371,952
Portfolio Recovery Associates, Inc.+                         12,500      548,375
Primus Guaranty, Ltd.                                        31,600      382,676
INSURANCE -- 0.8%
AFLAC, Inc.                                                   1,800       82,368
Aspen Insurance Holdings, Ltd.                               19,900      514,017
Hartford Financial Services Group, Inc.                       1,300      112,775

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
ProAssurance Corp.+                                          9,500   $   468,160
XL Capital, Ltd.                                             1,600       109,920
                                                                     -----------
                                                                      20,139,480
                                                                     -----------
HEALTHCARE -- 10.2%
DRUGS -- 6.8%
Abbott Laboratories                                          5,200       252,512
Allergan, Inc.                                                  39         4,392
Amgen, Inc.+                                                 2,200       157,366
Amylin Pharmaceuticals, Inc.+                               17,770       783,124
Caremark Rx, Inc.                                            2,200       124,674
Genentech, Inc.+                                            26,065     2,155,575
Gilead Sciences, Inc.+                                      34,880     2,396,256
GlaxoSmithKline PLC                                          2,700       143,721
I-Flow Corp.+                                               12,300       147,846
ImClone Systems, Inc.+                                       5,000       141,600
Kos Pharmaceuticals, Inc.+                                   1,400        69,188
Novartis AG ADR                                              7,600       444,144
Pfizer, Inc.                                                11,100       314,796
Roche Holdings AG                                           10,305     1,781,711
Teva Pharmaceutical Industries, Ltd. ADR                    28,530       972,588
Wyeth                                                        9,000       457,560
HEALTH SERVICES -- 1.3%
Allscripts Heathcare Solutions, Inc.+                       10,300       231,235
Dialysis Corp. of America                                   24,300       324,405
Lincare Holdings, Inc.+                                     15,500       536,920
Medco Health Solutions, Inc.+                                3,800       228,418
United Surgical Partners International, Inc.+                5,600       139,048
Weight Watchers International, Inc.                         10,300       456,702
Wellpoint, Inc.+                                             1,300       100,165
MEDICAL PRODUCTS -- 2.1%
Alcon, Inc.                                                  8,185       937,183
Baxter International, Inc.                                   4,000       181,840
BioMimetic Therapeutics, Inc.                               16,050       125,511
DexCom, Inc.+                                               18,300       203,679
ev3, Inc.+                                                  14,100       239,841
Johnson & Johnson                                            6,300       409,122
Medtronic, Inc.                                              6,000       278,640
PetMed Express, Inc.+                                       26,600       277,704
PolyMedica Corp.                                             5,400       231,174
St. Jude Medical, Inc.+                                      3,400       119,986
Zimmer Holdings, Inc.+                                       2,800       189,000
                                                                     -----------
                                                                      15,557,626
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 7.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Boeing Co.                                                   2,400       189,240
General Dynamics Corp.                                       3,000       215,010
Lockheed Martin Corp.                                        2,900       249,574

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Northrop Grumman Corp.                                        1,600   $  108,912
Raytheon Co.                                                  3,900      187,239
United Technologies Corp.                                     2,300      145,705
BUSINESS SERVICES -- 4.8%
Acco Brands Corp.+                                            5,900      131,334
Alliance Data Systems Corp.+                                 19,300    1,065,167
Automatic Data Processing, Inc.                               2,200      104,148
Barret Business Services, Inc.                               10,100      216,847
Fluor Corp.                                                   1,600      123,024
FTI Consulting, Inc.+                                         9,300      233,058
Harte-Hanks, Inc.                                            20,600      542,810
Labor Ready, Inc.+                                           27,000      430,110
Monsanto Co.                                                 31,165    1,465,067
Navigant Consulting, Inc.+                                   19,500      391,170
Pool Corp.                                                    7,700      296,450
Providence Service Corp.+                                    13,300      366,947
Rollins, Inc.                                                19,200      405,312
Source Interlink Cos., Inc.+                                 55,500      527,250
Sterling Construction, Inc.+                                 16,700      335,002
United Rentals, Inc.+                                         9,600      223,200
Watsco, Inc.                                                 10,700      492,307
ELECTRICAL EQUIPMENT -- 0.3%
Emerson Electric Co.                                          4,300      360,598
MACHINERY -- 1.4%
Astec Industries, Inc.+                                       7,000      176,750
Caterpillar, Inc.                                             1,700      111,860
Columbus McKinnon Corp.+                                     24,900      448,947
Deere & Co.                                                   8,585      720,367
IDEX Corp.                                                    8,200      353,010
Parker-Hannifin Corp.                                         1,200       93,276
Presstek, Inc.+                                              44,700      240,933
MULTI-INDUSTRY -- 0.4%
General Electric Co.                                         13,500      476,550
Honeywell International, Inc.                                 2,500      102,250
TRANSPORTATION -- 0.3%
Air Methods Corp.                                            11,400      269,040
Union Pacific Corp.                                             800       70,400
United Parcel Service, Inc.                                   2,100      151,074
                                                                      ----------
                                                                      12,019,938
                                                                      ----------
INFORMATION & ENTERTAINMENT -- 3.1%
BROADCASTING & MEDIA -- 0.7%
Comcast Corp., Special Class A+                              28,450    1,047,245
ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                               5,000      154,550

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM -- 2.3%
Boyd Gaming Corp.                                            17,545   $  674,430
Gaylord Entertainment Co.+                                    3,300      144,705
Harrah's Entertainment, Inc.                                 24,345    1,617,238
Morton's Restaurant Group, Inc.                              22,800      351,348
Regal Entertainment Group, Class A                           14,700      291,354
Shuffle Master, Inc.+                                        15,300      413,253
                                                                      ----------
                                                                       4,694,123
                                                                      ----------
INFORMATION TECHNOLOGY -- 12.5%
COMMUNICATION EQUIPMENT -- 0.6%
QUALCOMM, Inc.                                               24,925      906,024
COMPUTER SERVICES -- 0.8%
Sun Microsystems, Inc.+                                     253,135    1,258,081
COMPUTER SOFTWARE -- 3.0%
Activision, Inc.+                                            15,800      238,580
Cognos, Inc.+                                                 5,900      215,350
Electronic Arts, Inc.+                                       61,980    3,451,046
Microsoft Corp.                                               8,700      237,771
Oracle Corp.+                                                 5,000       88,700
Parametric Technology Corp.                                   8,520      148,759
Verifone Holdings, Inc.+                                      7,600      216,980
COMPUTERS & BUSINESS EQUIPMENT -- 3.9%
Apple Computer, Inc.+                                        56,535    4,354,891
Hewlett-Packard Co.                                           4,000      146,760
International Business Machines Corp.                         1,700      139,298
Jack Henry & Associates, Inc.                                 7,300      158,921
Research In Motion, Ltd.+                                     9,060      930,100
Standard Register Co.                                        16,300      215,160
ELECTRONICS -- 1.2%
Advanced Micro Devices, Inc.+                                 1,400       34,790
Aeroflex, Inc.+                                              36,100      371,108
Entegris, Inc.+                                              26,500      289,115
Intel Corp.                                                   6,000      123,420
ON Semiconductor Corp.+                                      36,700      215,796
Rudolph Technologies, Inc.+                                  14,800      271,284
Semtech Corp.+                                               11,700      149,292
Texas Instruments, Inc.                                       5,600      186,200
X-Rite, Inc.                                                 11,800      126,732
INTERNET CONTENT -- 0.4%
Google, Inc., Class A+                                          735      295,396
NIC, Inc.+                                                   42,300      217,845
Shutterfly, Inc.                                              5,000       77,750
INTERNET SOFTWARE -- 0.4%
F5 Networks, Inc.+                                            5,500      295,460
Lawson Software, Inc.                                        35,400      256,650

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 2.2%
Arris Group, Inc.+                                         19,700   $    225,762
BellSouth Corp.                                             4,200        179,550
Comtech Telecommunications Corp.+                           4,300        143,964
Corning, Inc.+                                             12,900        314,889
Level 3 Communications, Inc.+                             142,245        761,011
NeuStar, Inc., Class A+                                    17,900        496,725
Sprint Corp.                                                2,100         36,015
Time Warner Telecom, Inc., Class A+                        54,525      1,036,520
Verizon Communications, Inc.                                4,100        152,233
                                                                    ------------
                                                                      18,963,928
                                                                    ------------
MATERIALS -- 3.0%
CHEMICALS -- 1.8%
Ceradyne, Inc.+                                             9,700        398,573
Potash Corp. of Saskatchewan, Inc.                         14,390      1,499,294
Praxair, Inc.                                               3,000        177,480
Syngenta AG+                                                4,659        702,697
FOREST PRODUCTS -- 0.5%
Goodman Global, Inc.                                       33,900        452,565
Owens-Illinois, Inc.+                                      19,700        303,774
METALS & MINERALS -- 0.7%
Barnes Group, Inc.                                         29,600        519,776
Barrick Gold Corp.                                          7,600        233,472
Newmont Mining Corp.                                        4,800        205,200
                                                                    ------------
                                                                       4,492,831
                                                                    ------------
UTILITIES -- 2.3%
ELECTRIC UTILITIES -- 2.1%
AES Corp.+                                                128,895      2,628,169
Dominion Resources, Inc.                                      700         53,543
FPL Group, Inc.                                             4,700        211,500
PG&E Corp.                                                  5,400        224,910
Progress Energy, Inc.                                       3,100        140,678
TELEPHONE -- 0.2%
AT&T, Inc.                                                  8,500        276,760
                                                                    ------------
                                                                       3,535,560
                                                                    ------------
TOTAL COMMON STOCK (cost $91,204,921)                                102,499,490
                                                                    ------------
PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------
FINANCE -- 0.0%
FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50%(1)                     1,000         23,000
                                                                    ------------

                                                                                                             VALUE
PREFERRED STOCK (CONTINUED)                                                                      SHARES    (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.0%
U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.09%(2)                                                      265   $ 14,028
                                                                                                           --------
TOTAL PREFERRED STOCK (cost $39,457)                                                                         37,028
                                                                                                           --------

                                                                                               PRINCIPAL
ASSET-BACKED SECURITIES -- 4.2%                                                                  AMOUNT
-------------------------------------------------------------------------------------------------------------------
FINANCE -- 4.1%
FINANCIAL SERVICES -- 4.1%
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/09*                                    $200,000    196,287
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(4)                              50,000     50,663
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 09/10/47(3)(4)                   25,000     24,756
Banc of America Commercial Mtg., Inc., Series 2006-4 AJ 5.70% due 07/10/46*(3)                   110,000    112,023
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(3)(4)                 57,553     57,061
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 G 5.75% due 09/11/38(2)           25,000     24,944
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*(2)          25,000     25,161
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(3)         180,000    173,917
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08                        43,714     43,416
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                              182,777    180,274
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                       200,000    195,066
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                           200,000    193,182
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40% due 07/15/44(3)(4)         70,000     69,763
Commercial Mtg. Pass Through Certificates, Series 2006-C7 5.96% due 06/10/46(3)                  300,000    310,772
Commerical Mtg. Pass Through Certificates, Series 2004-LB2A A3 4.22% due 03/10/39*(3)            198,000    191,448
Credit Suisse Mtg. Capital Certificate, Series 2006-TFLA D 5.61% due 04/15/21*(2)(3)              33,000     33,010
Credit Suisse Mtg. Capital Certificate, Series 2006-TFLA C 5.59% due 04/15/21*(2)(3)              34,000     34,010
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(3)                   12,773     12,803
Countrywide Asset-Backed Certificates, Series 2006-S6 A3 5.66% due 03/25/34                       75,000     74,873
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(3)                             51,268     51,594
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(3)             180,000    178,854
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(3)                            150,000    150,445
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.60% due 04/25/35(3)(4)                                136,348    136,454
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                            115,000    112,303
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                                   16,837     16,813
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(3)     150,000    146,046
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16 E 5.84% due 05/12/45(3)      30,000     30,443
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8 H 5.99% due 05/15/45(3)      30,000     29,779
LB-UBS Commercial Mtg. Trust, Series 2004-C4 C 5.30% due 06/15/36(3)(4)                           10,000     10,036
LB-UBS Commercial Mtg. Trust, Series 2006-C6 K 6.06% due 09/15/39(3)                              69,000     69,287
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(3)                             90,000     93,690
LB-UBS Commercial Mtg. Trust, Series 2005-C5 A2 4.89% due 09/15/30(3)                            200,000    198,491
Merrill Lynch Countrywide Commercial Mtg. Trust, Series 2006-3 5.49% due 07/12/46                 80,000     80,281
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(3)                       21,422     21,612
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.57% due 12/25/34(3)(4)                   88,339     86,956
Merrill Lynch Mtg. Trust, Series 2006-C1 A2 5.80% due 05/12/39                                   300,000    305,716
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(3)                              200,000    195,871
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(3)                               305,000    294,480
Morgan Stanley Capital I, Series 2004-IQ8 C 5.30% due 06/15/40                                    30,000     29,571

                                                                                         PRINCIPAL      VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                        AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Mortgage IT Trust, Series 2005-4 A1 5.61% due 10/25/35(3)(13)                             $190,346   $  190,448
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                   200,000      195,717
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                          110,000      115,236
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                          56,879       57,325
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                        200,000      196,651
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33                135,000      130,069
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                 200,000      196,529
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A E 5.60% due 09/15/21(3)(4)            25,000       25,000
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A F 5.66% due 09/15/21(3)(4)            80,000       80,000
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(3)(4)       211,291      207,472
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(3)(4)     179,921      177,670
West Penn Funding, LLC, Series 1999-A A4 6.98% due 12/26/08                                 91,505       93,006
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                              27,885       27,486
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                             250,000      246,151
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                               8,439        8,435
                                                                                                     ----------
                                                                                                      6,189,346
                                                                                                     ----------
REAL ESTATE -- 0.1%
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
IMPAC CMB Trust, Series 2005-4 1A1A 5.60% due 05/25/35(3)(13)                              126,510      126,753
                                                                                                     ----------
TOTAL ASSET-BACKED SECURITIES (cost $6,393,913)                                                       6,316,099
                                                                                                     ----------
BONDS & NOTES -- 21.1%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.3%
AUTOMOTIVE -- 0.1%
DaimlerChrysler NA Holding Corp. 5.75% due 09/08/11                                         10,000        9,953
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12                                         10,000       10,629
DaimlerChrylser NA Holding Corp. 7.75% due 01/18/11                                         40,000       42,857
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                         50,000       59,420
Ford Motor Co. 7.45% due 07/16/31                                                           30,000       23,175
General Motors Corp. 7.13% due 07/15/13                                                     15,000       13,181
General Motors Corp. 8.25% due 07/15/23                                                      5,000        4,331
HOUSING & HOUSEHOLD DURABLES -- 0.2%
D.R. Horton, Inc. 5.38% due 06/15/12                                                        10,000        9,550
D.R. Horton, Inc. 5.63% due 09/15/14                                                        65,000       61,283
D.R. Horton, Inc. 6.88% due 05/01/13                                                        45,000       45,966
Pulte Homes, Inc. 7.88% due 08/01/11                                                        40,000       43,183
Pulte Homes, Inc. 8.13% due 03/01/11                                                        40,000       43,496
RETAIL -- 0.0%
Wendy's International, Inc. 7.00% due 12/15/25                                              30,000       28,012
                                                                                                     ----------
                                                                                                        395,036
                                                                                                     ----------
CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Altria Group, Inc. 7.00% due 11/04/13                                                      130,000      141,742
Diageo Capital PLC 5.13% due 01/30/13                                                       20,000       19,808
Kraft Foods, Inc. 6.25% due 06/01/12                                                       140,000      145,609

                                                            PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                     AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Reynolds American, Inc. 7.25% due 06/01/13                   $ 70,000   $ 72,032
Sabmiller PLC 6.50% due 07/01/16                               20,000     20,892
Tyson Foods, Inc. 6.60% due 04/01/16                           90,000     92,669
                                                                        --------
                                                                         492,752
                                                                        --------
EDUCATION -- 0.0%
EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96       40,000     49,350
                                                                        --------
ENERGY -- 0.2%
ENERGY SERVICES -- 0.1%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06      11,000     10,998
Energy East Corp. 6.75% due 07/15/36                           20,000     20,935
Hanover Compressor Co. 9.00% due 06/01/14                      10,000     10,600
Hilcorp Energy I LP 10.50% due 09/01/10*                       15,000     16,144
Premcor Refining Group, Inc. 6.75% due 02/01/11*               21,000     21,925
Seitel, Inc. 11.75% due 07/15/11                               10,000     11,875
Southern Energy, Inc. 7.90% due 07/15/09+(8)(9)(16)            20,000          0
ENERGY SOURCES -- 0.1%
Amerada Hess Corp. 7.88% due 10/01/29                          10,000     11,817
Anadarko Petroleum Corp. 5.95% due 09/15/16                    20,000     20,239
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                   19,000     19,134
ConocoPhillips 7.00% due 03/30/29                              33,000     37,849
El Paso Production Holding Co. 7.75% due 06/01/13              20,000     20,450
Encore Acquisition Co. 6.00% due 07/15/15                       2,000      1,830
Encore Acquisition Co. 6.25% due 04/15/14                       3,000      2,805
NRG Energy, Inc. 7.25% due 02/01/14                             5,000      4,962
NRG Energy, Inc. 7.38% due 02/01/16                            20,000     19,875
Sempra Energy 4.62% due 05/17/07                               19,000     18,908
Shell International Finance 5.63% due 06/27/11                 20,000     20,478
                                                                        --------
                                                                         270,824
                                                                        --------
FINANCE -- 2.9%
BANKS -- 0.6%
Bank of America Corp. 5.25% due 12/01/15                       70,000     68,928
Bank of America Corp. 7.40% due 01/15/11                       90,000     97,405
BankBoston Capital Trust IV 5.99% due 06/08/28(2)              22,000     21,297
Barclays Bank PLC 5.93% due 12/15/16*(6)                       20,000     19,969
Branch Banking & Trust 5.63% due 09/15/16                      10,000     10,104
Comerica, Inc. 4.80% due 05/01/15                              10,000      9,441
First Maryland Capital II 6.34% due 02/01/27(2)                18,000     17,594
Huntington National Bank 6.60% due 06/15/18                    11,000     11,690
Independence Community Bank Corp. 3.50% due 06/20/13(2)        11,000     10,668
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                   16,000     16,336
Met Life Global Funding I 5.75% due 07/25/11*                  10,000     10,215
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*       100,000    101,080
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(6)      20,000     21,188
National Westminster Bank 7.75% due 10/16/07(5)                 8,000      8,167
Popular North America, Inc. 5.65% due 04/15/09                 15,000     15,051

                                                            PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                     AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
RSHB Capital SA 7.18% due 05/16/13                           $150,000   $155,418
Sanwa Bank, Ltd. 7.40% due 06/15/11                            10,000     10,803
Southtrust Bank NA 4.75% due 03/01/13                          20,000     19,404
UBS AG Stamford CT 5.88% due 07/15/16                          10,000     10,292
Union Bank of California 5.95% due 05/11/16                    20,000     20,624
US Bank NA 3.90% due 08/15/08                                   4,000      3,921
Wachovia Capital Trust III 5.80% due 03/15/11                 105,000    105,285
Wachovia Corp. 4.88% due 02/15/14                              60,000     58,049
Washington Mutual Bank FA 5.50% due 01/15/13                   22,000     21,987
Washington Mutual Bank FA 5.95% due 05/20/13                   20,000     20,416
Wells Fargo & Company 3.98% due 10/29/10                       24,000     22,985
Western Financial Bank 9.63% due 05/15/12                      22,000     24,311
WestLB AG 8.00% due 06/30/11                                   26,000     26,871
FINANCIAL SERVICES -- 1.6%
ANZ Capital Trust II 5.36% due 12/15/13                        20,000     19,278
BAE Systems Holdings, Inc. 5.20% due 08/15/15*                 30,000     28,704
Bunge Ltd. Finance Corp. 5.35% due 04/15/14                    19,000     18,198
Capital One Financial Corp. 5.70% due 09/15/11                 20,000     20,141
Capital One Financial Corp. 6.15% due 09/01/16                 20,000     20,237
Cit Group, Inc. 5.85% due 09/15/16                             10,000     10,118
Citigroup, Inc. 5.00% due 09/15/14                            195,000    189,984
Consolidated Communications Illinois/Texas Holdings, Inc.
   9.75% due 04/01/12                                          18,000     18,990
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15       150,000    146,585
Downey Financial Corp. 6.50% due 07/01/14                      20,000     20,054
Farmers Exchange Capital 7.05% due 07/15/28*                  110,000    112,744
Ford Motor Credit Co. 5.70% due 01/15/10                       35,000     32,335
Ford Motor Credit Co. 5.80% due 01/12/09                        3,000      2,856
Ford Motor Credit Co. 7.38% due 10/28/09                       40,000     38,872
Ford Motor Credit Co. 9.57% due 04/15/12(2)                     5,000      5,232
General Electric Capital Corp. 2.80% due 01/15/07              26,000     25,821
General Motors Acceptance Corp. 6.75% due 12/01/14             10,000      9,763
General Motors Acceptance Corp. 6.88% due 09/15/11             35,000     34,814
General Motors Acceptance Corp. 6.88% due 08/28/12             82,000     81,164
General Motors Acceptance Corp. 7.75% due 01/19/10             10,000     10,246
Golden West Financial Corp. 4.75% due 10/01/12                 21,000     20,444
Goldman Sachs Group, Inc. 6.13% due 02/15/33                   20,000     19,923
Household Finance Corp. 6.38% due 10/15/11                    190,000    198,594
J.P. Morgan Chase & Co. 5.13% due 09/15/14                    310,000    303,982
JPMC Capital XVIII 6.95% due 08/17/36*                         10,000     10,622
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10              20,000     19,452
Lehman Brothers Holdings, Inc. 5.75% due 05/17/13              20,000     20,355
Merrill Lynch & Co., Inc. 6.22% due 09/15/26*                  20,000     20,345
Morgan Stanley 4.75% due 04/01/14                             250,000    237,745
NiSource Finance Corp. 7.88% due 11/15/10                      80,000     86,298
Overseas Private Investment Corp., Series 96-A 6.99%
   due 01/15/09                                                91,109     92,890
Pricoa Global Funding I 5.30% due 09/27/13*                    20,000     19,988
Principal Life Global Funding I 5.25% due 01/15/13*            14,000     13,933
Prudential Financial, Inc. 5.10% due 09/20/14                  40,000     39,056
Residential Capital Corp. 6.38% due 06/30/10*                  58,000     58,683
Residential Capital Corp. 6.50% due 04/17/13*                  10,000     10,155
SB Treasury Co., LLC 9.40% due 06/30/08*(5)                   100,000    106,268

                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                $ 30,000   $   29,373
Transamerica Finance Corp. 6.40% due 09/15/08                 9,000        9,177
Verizon Global Funding Corp. 7.75% due 12/01/30              60,000       68,780
Washington Mutual Preferred Funding CAYM 7.25%
   due 03/15/11*(5)                                          20,000       20,000
Wea Finance LLC 5.70% due 10/01/16                           20,000       19,973
Western Union Co. 5.93% due 10/01/16                        120,000      120,988
ZFS Finance USA Trust II 6.45% due 06/15/16*(6)              20,000       19,781
INSURANCE -- 0.7%
ACE Capital Trust II 9.70% due 04/01/30                      80,000      106,722
ACE INA Holdings, Inc. 5.88% due 06/15/14                    15,000       15,143
Aegon NV 5.80% due 07/15/14(5)                               22,000       18,271
Allstate Corp. 7.20% due 12/01/09                            22,000       23,317
Allstate Financing II 7.83% due 12/01/45                     24,000       24,996
Americo Life, Inc. 7.88% due 05/01/13*                       12,000       12,067
Amerus Group Co. 6.58% due 05/16/11                          20,000       20,800
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14           10,000        9,751
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10        85,000       93,196
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15          10,000        9,263
Great-West Life & Annuity Insurance Co. 7.15%
   due 05/16/46                                              33,000       34,274
ING Groep NV 5.78% due 12/08/15(5)                           12,000       11,841
Liberty Mutual Insurance Co. 7.70% due 10/15/97*             70,000       71,643
Lincoln National Corp. 7.00% due 05/17/66(6)                 95,000       99,504
Metlife, Inc. 5.00% due 11/24/13                             12,000       11,667
MIC Financing Trust I Pass Through 8.38% due 02/01/27*        8,000        8,045
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13              14,000       13,525
Monumental Global Funding II 5.65% due 07/14/11              12,000       12,203
Nationwide Life Global Funding I 5.35% due 03/15/11          20,000       20,108
Navigators Group, Inc. 7.00% due 05/01/16                    34,000       34,733
Pmi Group, Inc. 6.00% due 09/15/16                            8,000        8,101
ReliaStar Financial Corp. 8.00% due 10/30/06                 60,000       60,109
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07             60,000       60,114
Torchmark Corp. 6.25% due 12/15/06                           40,000       40,014
Travelers Property Casualty Corp. 6.38% due 03/15/33         70,000       71,304
Unitrin, Inc. 4.88% due 11/01/10                             60,000       58,237
W.R. Berkley Capital Trust 8.20% due 12/15/45                90,000       90,372
W.R. Berkley Corp. 5.60% due 05/15/15                        60,000       58,913
XL Capital, Ltd. 5.25% due 09/15/14                          35,000       34,072
                                                                      ----------
                                                                       4,484,745
                                                                      ----------
HEALTHCARE -- 0.1%
DRUGS -- 0.1%
Abbott Laboratories 5.88% due 05/15/16                       24,000       24,863
Cardinal Health, Inc. 5.80% due 10/15/16                     20,000       19,973
Merck & Co., Inc. 2.50% due 03/30/07                         14,000       13,813
Wyeth 5.50% due 02/01/14                                     16,000       16,030
Wyeth 6.95% due 03/15/11                                     11,000       11,697
HEALTH SERVICES -- 0.0%
HCA, Inc. 6.95% due 05/01/12                                 20,000       17,525
Universal Hospital Services, Inc. 10.13% due 11/01/11        10,000       10,500

                                                                       PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                AMOUNT    (NOTE 2)
-------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.0%
Baxter International, Inc. 5.90% due 09/01/16                           $ 10,000   $ 10,270
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(8)(9)                10,000          0
                                                                                   --------
                                                                                    124,671
                                                                                   --------
INDUSTRIAL & COMMERCIAL -- 0.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Raytheon Co. 6.00% due 12/15/10                                           10,000     10,264
Raytheon Co. 6.75% due 08/15/07                                           25,000     25,271
BUSINESS SERVICES -- 0.2%
Affinity Group, Inc. 9.00% due 02/15/12                                    5,000      5,000
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                100,000     99,996
Monitronics International, Inc. 11.75% due 09/01/10                       10,000      9,675
Pactiv Corp. 7.95% due 12/15/25                                           20,000     22,061
Pitney Bowes, Inc. 4.75% due 01/15/16                                     17,000     16,177
Rent-Way, Inc. 11.88% due 06/15/10                                         8,000      9,280
Service Corp. International 6.75% due 04/01/16                            10,000      9,587
Tyco International Group SA 6.00% due 11/15/13                            20,000     20,697
MACHINERY -- 0.0%
American Standard, Inc. 7.38% due 02/01/08                                 9,000      9,172
MULTI-INDUSTRY -- 0.0%
Servicemaster Company 7.88% due 08/15/09                                   8,000      8,394
Siemens Financieringsmaatschappij NV 5.75% due 10/17/16                   10,000     10,150
TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                     20,000     23,701
Canadian National Railway Co. 6.38% due 10/15/11                          20,000     20,957
FedEx Corp. 5.50% due 08/15/09                                            10,000     10,064
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                  63,372     68,169
Ryder Systems, Inc., 5.00% due 06/15/12                                   18,000     17,323
                                                                                   --------
                                                                                    395,938
                                                                                   --------
INFORMATION & ENTERTAINMENT -- 1.1%
BROADCASTING & MEDIA -- 0.7%
AOL Time Warner, Inc. 6.75% due 04/15/11                                  10,000     10,459
AOL Time Warner, Inc. 7.63% due 04/15/31                                  30,000     33,140
Belo (A.H.) Corp. 6.75% due 05/30/13                                      10,000     10,251
CCH I Holdings LLC/CCH I Holdings Capital Corp. 10.25% due 10/01/13*       5,000      5,087
CCH I Holdings LLC/CCH I Holdings Capital Corp. 11.00% due 10/01/15*      13,500     12,184
Chancellor Media Corp. 8.00% due 11/01/08                                 92,000     96,195
Clear Channel Communications, Inc. 4.90% due 05/15/15                     21,000     18,551
Clear Channel Communications, Inc. 5.00% due 03/15/12                     30,000     28,141
Clear Channel Communications, Inc. 7.65% due 09/15/10                     60,000     63,261
Comcast Cable Communications, Inc. 8.50% due 05/01/27                     15,000     18,424
Comcast Corp. 5.90% due 03/15/16                                          25,000     25,011
Comcast Corp. 6.50% due 11/15/35                                          60,000     60,418
Cox Communications, Inc. 5.45% due 12/15/14                               80,000     77,276
Cox Communications, Inc. 5.50% due 10/01/15                               20,000     19,272
Cox Communications, Inc. 7.75% due 11/01/10                               80,000     86,336
Knight-Ridder, Inc. 6.88% due 03/15/29                                    10,000      9,544

                                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Knight-Ridder, Inc. 7.15% due 11/01/27                                     $ 10,000   $    9,642
Liberty Media Corp. 7.75% due 07/15/09                                       30,000       31,258
Liberty Media Corp. 7.88% due 07/15/09                                       40,000       41,877
News America, Inc. 7.30% due 04/30/28                                        10,000       10,666
Nexstar Finance, Inc. 7.00% due 01/15/14                                      5,000        4,550
Paxson Communications Corp. 11.76% due 10/15/06(7)                           20,000       20,150
Time Warner Co., Inc. 7.25% due 10/15/17                                     10,000       10,794
Time Warner Entertainment Co. 8.38% due 07/15/33                             10,000       11,794
Time Warner Entertainment Co. 8.38% due 03/15/23                             94,000      108,558
Turner Broadcasting, Inc. 8.38% due 07/01/13                                 30,000       33,717
Univision Communications, Inc. 3.88% due 10/15/08                            35,000       33,262
Viacom, Inc. 6.25% due 04/30/16                                              87,000       86,237
Viacom, Inc. 6.63% due 05/15/11                                              20,000       20,781
Viacom, Inc. 6.88% due 04/30/36                                              10,000        9,886
Viacom, Inc. 7.88% due 07/30/30                                              70,000       76,436
Young Broadcasting, Inc. 10.00% due 03/01/11                                  5,000        4,669
ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co. 5.38% due 06/01/07                                          100,000      100,065
LEISURE & TOURISM -- 0.3%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 11/23/12         20,000       19,675
American Airlines, Inc., Series AMBC Pass Through 3.86% due 07/09/10         14,701       13,928
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15             49,511       51,491
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19              3,457        3,578
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                 3,361        3,336
Brunswick Corp. 5.00% due 06/01/11                                           16,000       15,301
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08     100,000      100,720
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/19      15,552       15,824
GTECH Holdings Corp. 4.50% due 12/01/09                                      70,000       70,213
GTECH Holdings Corp. 4.75% due 10/15/10                                      30,000       30,130
Harrah's Operating Co., Inc. 5.50% due 07/01/10                              50,000       49,242
Harrah's Operating Co., Inc. 6.50% due 06/01/16*                             84,000       82,344
MGM Mirage, Inc. 5.88% due 02/27/14                                          20,000       18,525
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                            5,000        4,888
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13                             10,000       10,110
                                                                                      ----------
                                                                                       1,677,197
                                                                                      ----------
INFORMATION TECHNOLOGY -- 0.7%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 3.50% due 04/15/08                                   10,000        9,708
Electronic Data Systems Corp. 7.45% due 10/15/29                             55,000       60,355
COMPUTER SOFTWARE -- 0.0%
Oracle Corp. 5.00% due 01/15/11                                               9,000        8,914
ELECTRONICS -- 0.1%
Arrow Electronic, Inc. 6.88% due 06/01/18                                    18,000       18,396
Avnet, Inc. 6.63% due 09/15/16                                              100,000      101,778

                                                                  PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                           AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 0.5%
America Movil SA de CV 6.38% due 03/01/35                          $ 11,000   $   10,513
American Cellular Corp., Series B 10.00% due 08/01/11                15,000       15,712
AT&T Broadband Corp. 8.38% due 03/15/13                              80,000       91,255
AT&T Wireless Services, Inc. 7.88% due 03/01/11                     160,000      175,215
Centennial Communications Corp. 11.26% due 01/01/13                  10,000       10,325
Corning, Inc. 7.25% due 08/15/36                                     18,000       19,171
Embarq Corp. 7.08% due 06/01/16                                      91,000       92,829
ICO North America, Inc. 7.50% due 08/15/09(8)(9)(16)                  5,000        6,100
Intelsat Bermuda, Ltd. 9.25% due 06/15/16*                           10,000       10,512
LCI International, Inc. 7.25% due 06/15/07                           20,000       20,050
New England Telephone & Telegraph Co. 7.88% due 11/15/29             10,000       10,854
Qwest Corp. 7.50% due 10/01/14                                        5,000        5,162
SBC Communications, Inc. 5.10% due 09/15/14                         160,000      154,591
SBC Communications, Inc. 5.30% due 11/15/10                          75,000       74,779
Sprint Capital Corp. 7.63% due 01/30/11                              60,000       64,603
Sprint Capital Corp. 8.75% due 03/15/32                              20,000       24,390
Verizon New York, Inc. 6.88% due 04/01/12                            18,000       18,771
                                                                              ----------
                                                                               1,003,983
                                                                              ----------
MATERIALS -- 0.3%
CHEMICALS -- 0.2%
Agrium, Inc. 7.13% due 05/23/36                                      90,000       95,420
BCI US Finance Corp. 11.01% due 10/15/06*(13)                        20,000       20,400
Cytec Industries, Inc. 4.60% due 07/01/13                            50,000       46,285
Cytec Industries, Inc. 5.50% due 10/01/10                            25,000       24,850
Cytec Industries, Inc. 6.00% due 10/01/15                            20,000       19,754
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14                    6,000        5,816
Eastman Chemical Co. 7.63% due 06/15/24                              10,000       10,960
ICI Wilmington, Inc. 7.05% due 09/15/07                              24,000       24,315
FOREST PRODUCTS -- 0.1%
Consumers International, Inc. 10.25% due 04/01/05+(8)(9)(11)         10,000            0
Neenah Paper, Inc. 7.38% due 11/15/14                                 5,000        4,688
Pliant Corp. 11.13% due 09/01/09                                     10,000        9,775
Plum Creek Timberlands LP 5.88% due 11/15/15                         17,000       16,816
Temple-Inland, Inc. 6.63% due 01/15/18                               60,000       62,743
Weyerhaeuser Co. 6.88% due 12/15/33                                  10,000        9,821
METALS & MINERALS -- 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34                          10,000        9,305
Barrick Gold Finance, Inc. 7.50% due 05/01/07                        15,000       15,178
Inco, Ltd. 5.70% due 10/15/15                                        20,000       19,276
Inco, Ltd. 7.20% due 09/15/32                                        10,000       10,213
Inco, Ltd. 7.75% due 05/15/12                                        20,000       21,608
Newmont Mining Corp. 8.63% due 05/15/11                              10,000       11,235
Timken Co. 5.75% due 02/15/10                                        15,000       14,940
PLASTIC -- 0.0%
Sealed Air Corp. 5.38% due 04/15/08*                                 75,000       74,892
                                                                              ----------
                                                                                 528,290
                                                                              ----------

                                                                                       PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                               AMOUNT      (NOTE 2)
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.0%
MUNICIPAL BONDS -- 0.0%
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17       $   50,000   $   56,896
                                                                                                   ----------
REAL ESTATE -- 0.7%
REAL ESTATE COMPANIES -- 0.2%
AMB Property LP 5.45% due 12/01/10                                                       100,000      100,876
AMB Property LP 5.90% due 08/15/13                                                         8,000        8,125
Colonial Realty LP 6.05% due 09/01/16                                                     60,000       60,566
EOP Operating LP 7.00% due 07/15/11                                                       20,000       21,171
Equity One, Inc. 6.25% due 01/15/17                                                        9,000        9,207
Liberty Property LP 7.25% due 03/15/11                                                    25,000       26,633
Liberty Property LP 8.50% due 08/01/10                                                    50,000       54,967
Mack-Cali Realty LP 5.80% due 01/15/16                                                    10,000       10,020
Regency Centers LP 4.95% due 04/15/14                                                     30,000       28,916
Simon Property Group LP 5.38% due 08/28/08                                                 8,000        7,995
Simon Property Group LP 5.60% due 09/01/11                                                10,000       10,075

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
Avalonbay Communities 5.75% due 09/15/16                                                  20,000       20,199
Brandywine Operating Partnership LP 5.75% due 04/01/12                                    55,000       55,334
Developers Diversified Realty Corp. 5.00% due 05/03/10                                    90,000       88,823
Health Care Property Investors, Inc. 6.30% due 09/15/16                                  100,000      100,669
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                               10,000        9,760
Kimco Realty Corp. 5.58% due 11/23/15                                                    100,000       99,475
Reckson Operating Partnership LP 6.00% due 03/31/16                                       71,000       71,636
Regency Centers LP 5.25% due 08/01/15*                                                    35,000       33,955
Simon Property Group LP 4.60% due 06/15/10                                                45,000       43,913
Simon Property Group LP 5.10% due 06/15/15                                                40,000       38,529
Simon Property Group LP 5.38% due 06/01/11                                                70,000       69,824
United Dominion Realty Trust 6.05% due 06/01/13                                           70,000       71,102
                                                                                                   ----------
                                                                                                    1,041,770
                                                                                                   ----------
U.S. GOVERNMENT AGENCIES -- 8.4%
U.S. GOVERNMENT AGENCIES -- 8.4%
Federal Home Loan Mtg. Corp., Series 2635 NJ 3.00% due 03/15/17(3)                        52,789       49,555
Federal Home Loan Mtg. Corp., Series 2586 NK 3.50% due 08/15/16(3)                        24,336       23,330
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                          193,177      186,376
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19                                           14,222       13,990
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                          148,650      143,246
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                          146,262      140,945
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                          224,915      216,434
Federal Home Loan Mtg. Corp. 5.00% due October TBA                                       500,000      491,093
Federal Home Loan Mtg. Corp. 5.00% due November TBA                                    1,750,000    1,682,188
Federal Home Loan Mtg. Corp., Series R004 AL 5.13% due 12/15/13(3)                        33,020       32,744
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                           66,256       65,470
Federal Home Loan Mtg. Corp. 5.50% due November TBA                                      900,000      886,781
Federal Home Loan Mtg. Corp. 5.73% due 08/01/36                                          225,000      225,702
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                           86,414       87,112
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                            7,122        7,247
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                            7,121        7,298
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                                           45,470       46,319
Federal Home Loan Mtg. Corp. 6.50% due 05/01/36                                          150,000      152,801
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                           13,490       13,885

                                                                                       PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                               AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                       $    1,032   $     1,073
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28                                            5,766         5,997
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                               91            96
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(3)                          3,190         3,187
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(3)                        20,000        20,813
Federal National Mtg. Assoc. 4.55% due 01/01/15                                          235,592       227,222
Federal National Mtg. Assoc. 4.85% due 10/01/06                                          222,505       218,211
Federal National Mtg. Assoc. 5.00% due 03/01/18                                          123,117       121,315
Federal National Mtg. Assoc. 5.00% due 06/01/19                                           37,862        37,256
Federal National Mtg. Assoc. 5.00% due 04/01/34                                          381,438       367,279
Federal National Mtg. Assoc. 5.00% due 05/01/35                                          220,473       211,989
Federal National Mtg. Assoc. 5.50% due 03/01/18                                           46,667        46,747
Federal National Mtg. Assoc. 5.50% due 07/01/19                                           29,626        29,652
Federal National Mtg. Assoc. 5.50% due 12/01/33                                          288,529       285,060
Federal National Mtg. Assoc. 5.50% due 06/01/34                                           37,643        37,158
Federal National Mtg. Assoc. 5.50% due 02/01/36                                           48,070        48,065
Federal National Mtg. Assoc. 5.50% due October TBA                                       750,000       749,531
Federal National Mtg. Assoc. 5.93% due 10/01/11                                           54,502        55,794
Federal National Mtg. Assoc. 6.00% due 06/25/16                                           70,663        71,105
Federal National Mtg. Assoc. 6.00% due 06/01/17                                           31,546        32,037
Federal National Mtg. Assoc. 6.00% due 12/01/33                                           74,111        74,615
Federal National Mtg. Assoc. 6.00% due 05/01/34                                           49,016        49,317
Federal National Mtg. Assoc. 6.00% due 08/01/34                                           71,025        71,538
Federal National Mtg. Assoc. 6.00% due 10/01/34                                           74,849        75,309
Federal National Mtg. Assoc. 6.00% due 06/01/35                                            7,373         7,408
Federal National Mtg. Assoc. 6.00% due October TBA                                       635,000       644,525
Federal National Mtg. Assoc. 6.00% due October TBA                                     1,396,400     1,402,509
Federal National Mtg. Assoc. 6.34% due 01/01/08                                           16,537        16,587
Federal National Mtg. Assoc. 6.36% due 07/01/08                                           21,615        21,762
Federal National Mtg. Assoc. 6.43% due 01/01/08                                           17,692        17,759
Federal National Mtg. Assoc. 6.50% due 08/01/17                                           68,664        70,196
Federal National Mtg. Assoc. 6.50% due 09/01/26                                          500,000       511,210
Federal National Mtg. Assoc. 6.50% due 09/01/32                                           73,066        74,678
Federal National Mtg. Assoc. 6.50% due 04/01/34                                           39,604        40,372
Federal National Mtg. Assoc. 6.56% due 07/01/11                                          157,984       165,479
Federal National Mtg. Assoc. 7.00% due October TBA                                       250,000       256,719
Government National Mtg. Assoc. 4.50% due October TBA                                    250,000       236,094
Government National Mtg. Assoc. 5.50% due October TBA                                  1,000,000       993,125
Government National Mtg. Assoc. 6.00% due 11/15/31                                       225,754       228,848
Government National Mtg. Assoc. 6.50% due October TBA                                    700,000       717,718
Government National Mtg. Assoc. 7.00% due 07/15/33                                        43,280        44,687
Government National Mtg. Assoc. 7.50% due 01/15/32                                        16,692        17,374
Government National Mtg. Assoc. 8.00% due 01/15/31                                         2,495         2,644
Government National Mtg. Assoc. 8.50% due 11/15/17                                         2,105         2,243
Government National Mtg. Assoc. 9.00% due 11/15/21                                           736           793
Government National Mtg. Assoc., Series 2005-74 HB REMIC 7.50% due 09/16/35                  875           924
Government National Mtg. Assoc., Series 2005-74 HC REMIC 7.50% due 09/16/35               10,638        11,060
                                                                                                   -----------
                                                                                                    12,797,596
                                                                                                   -----------

                                                                                       PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                               AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 5.2%
U.S. TREASURIES -- 5.2%
United States Treasury Bonds 4.50% due 02/15/36                                       $  104,000   $   99,653
United States Treasury Bonds 5.38% due 02/15/31                                          380,000      410,430
United States Treasury Bonds 6.25% due 08/15/23                                          625,000      725,635
United States Treasury Bonds 6.88% due 08/15/25                                          140,000      174,923
United States Treasury Bonds 7.13% due 02/15/23                                          190,000      238,658
United States Treasury Bonds 7.88% due 02/15/21                                          175,000      229,975
United States Treasury Bonds 8.00% due 11/15/21                                          200,000      267,562
United States Treasury Bonds 8.75% due 08/15/20                                          100,000      139,555
United States Treasury Bonds 11.25% due 02/15/15                                         100,000      145,445
United States Treasury Notes 2.63% due 03/15/09                                        1,025,000      977,834
United States Treasury Notes 3.13% due 09/15/08                                        1,150,000    1,116,758
United States Treasury Notes 3.25% due 08/15/08                                          800,000      779,375
United States Treasury Notes 3.63% due 07/15/09                                          500,000      487,090
United States Treasury Notes 4.00% due 02/15/14                                          325,000      312,495
United States Treasury Notes 4.50% due 02/15/09                                          500,000      498,222
United States Treasury Notes 4.50% due 11/15/10                                           10,000        9,966
United States Treasury Notes 4.50% due 11/15/15                                           57,000       56,448
United States Treasury Notes 4.88% due 04/30/11                                        1,000,000    1,011,133
United States Treasury Notes 5.13% due 05/15/16                                           10,000       10,373
United States Treasury Notes 5.63% due 05/15/08                                          150,000      152,045
United States Treasury Notes 6.50% due 10/15/06(15)                                      110,000      110,039
                                                                                                   ----------
                                                                                                    7,953,614
                                                                                                   ----------
UTILITIES -- 0.6%
ELECTRIC UTILITIES -- 0.4%
AES Corp. 8.88% due 02/15/11                                                              10,000       10,700
American Electric Power, Inc. 4.71% due 08/16/07                                          12,000       11,918
Appalachian Power Co. 5.00% due 06/01/17                                                  12,000       11,241
Calpine Corp. 8.75% due 07/15/13*(10)(11)                                                 25,000       25,187
Centerpoint Energy Houston Electric, LLC, Series L2 5.60% due 07/01/23                    13,000       12,593
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                     20,000       20,094
Commonwealth Edison Co. 5.95% due 08/15/16                                                20,000       20,277
Consumers Energy Co. 4.25% due 04/15/08*                                                  20,000       19,649
Dominion Resources, Inc. 5.69% due 05/15/08(7)                                            22,000       22,090
Duke Energy Corp. 4.20% due 10/01/08                                                      20,000       19,582
Entergy Louisiana, Inc. 5.83% due 11/01/10                                                30,000       29,923
Florida Power & Light Co. 5.95% due 10/01/33                                              11,000       11,352
Pepco Holdings, Inc. 5.50% due 08/15/07                                                  100,000       99,977
Pepco Holdings, Inc. 6.45% due 08/15/12                                                   10,000       10,349
PSE&G Power, LLC 3.75% due 04/01/09                                                       35,000       33,720
PSE&G Power, LLC 7.75% due 04/15/11                                                       50,000       54,250
PSI Energy, Inc. 7.85% due 10/15/07                                                       27,000       27,649
Public Service Electric & Gas Co. 5.00% due 08/15/14                                       6,000        5,843
Puget Sound Energy, Inc. 5.20% due 10/01/15                                               25,000       24,069
Reliant Energy Resources Corp. 7.75% due 02/15/11                                         20,000       21,691
Texas-New Mexico Power Co. 6.25% due 01/15/09                                             30,000       30,502
TXU Corp. 4.80% due 11/15/09                                                              60,000       58,480
GAS & PIPELINE UTILITIES -- 0.2%
Duke Energy Field Services 6.88% due 02/01/11                                             10,000       10,511
Energen Corp. 7.63% due 12/15/10                                                          60,000       63,838
Kinder Morgan Finance Co., ULC 5.70% due 01/05/16                                         18,000       16,616

                                                         PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
National Gas Company of Trinidad & Tobago, Ltd. 6.05%
   due 01/15/36                                           $150,000   $   143,724
NGC Corp. Capital Trust 8.32% due 06/01/27                  15,000        13,650
Oneok Partners LP 6.15% due 10/01/16                        10,000        10,094
Southern California Gas Co. 5.75% due 11/15/35              10,000        10,047
TELEPHONE -- 0.0%
GTE Northwest, Inc. 5.55% due 10/15/08                      10,000        10,006
GTE Southwest, Inc. 8.50% due 11/15/31                      20,000        23,938
                                                                     -----------
                                                                         883,560
                                                                     -----------
TOTAL BONDS & NOTES (cost $32,078,141)                                32,156,222
                                                                     -----------
FOREIGN BONDS & NOTES -- 1.4%
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 10.50% due 12/15/11         90,000       108,450
                                                                     -----------
ENERGY -- 0.0%
ENERGY SOURCES -- 0.0%
Nexen, Inc. 5.88% due 03/10/35                              10,000         9,534
                                                                     -----------
FINANCE -- 0.4%
BANKS -- 0.1%
Caisse Nationale des Casisses d'Epargne et de
   Prevoyance 4.90% due 12/30/09(13)                        15,000        12,075
HBOS Capital Funding LP 6.85% due 03/23/09(6)               25,000        25,063
Landsbanki Islands HF 6.10% due 08/25/11                    10,000        10,105
NIBC Bank NV 5.82% due 12/11/13*(6)                         10,000         9,734
Oversea-Chinese Banking Corp., Ltd. 7.75%
   due 09/06/11*                                           100,000       110,173
FINANCIAL SERVICES -- 0.2%
Aiful Corp. 4.45% due 02/16/10*                            130,000       124,583
Basell AF SCA 8.38% due 08/15/15*                           20,000        19,850
UFJ Finance Aruba AEC 6.75% due 07/15/13                   100,000       107,020
INSURANCE -- 0.1%
AXA SA 8.60% due 12/15/30                                  110,000       140,436
XL Capital Finance (Europe) PLC 6.50% due 01/15/12          35,000        36,508
                                                                     -----------
                                                                         595,547
                                                                     -----------
FOREIGN GOVERNMENT BONDS -- 0.3%
FOREIGN GOVERNMENT -- 0.3%
Federal Republic of Brazil 8.00% due 01/15/18               20,000        21,970
Federal Republic of Brazil 10.50% due 07/14/14              20,000        25,130
Province of Quebec 7.50% due 09/15/29                       24,000        30,787
Republic of Argentina 5.59% due 08/03/12(2)                 30,000        20,985
Republic of Argentia 8.28% due 12/31/33(12)                 66,750        64,247
Republic of Turkey 9.00% due 06/30/11                       20,000        21,850
Republic of Turkey 11.88% due 01/15/30                      50,000        73,688
Republic of Venezuela 8.50% due 10/08/14                    10,000        11,075
Republic of Venezuela 9.25% due 09/15/27                    60,000        73,470

                                                        PRINCIPAL        VALUE
FOREIGN BONDS & NOTES (CONTINUED)                         AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (CONTINUED)
FOREIGN GOVERNMENT (CONTINUED)
Russian Federation 5.00% due 03/31/30*(7)               $ 12,000    $     13,373
Russian Federation 5.00% due 03/31/30(7)                  85,000          94,868
United Mexican States 6.75% due 09/27/34                  70,000          74,305
                                                                    ------------
                                                                         525,748
                                                                    ------------
INDUSTRIAL & COMMERCIAL -- 0.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*        76,786          78,390
MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                         9,000           9,142
                                                                    ------------
                                                                          87,532
                                                                    ------------
INFORMATION & ENTERTAINMENT -- 0.0%
BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)          20,000          17,500
                                                                    ------------
INFORMATION TECHNOLOGY -- 0.4%
TELECOMMUNICATIONS -- 0.4%
British Telecommunications PLC 8.63% due 12/15/30         10,000          13,341
France Telecom SA 7.75% due 03/01/11                      90,000          98,602
France Telecom SA 8.50% due 03/01/31                      50,000          65,237
Telecom Italia Capital SA 4.00% due 01/15/10              30,000          28,425
Telecom Italia Capital SA 5.25% due 11/15/13              15,000          14,203
Telecom Italia Capital SA 5.25% due 10/01/15              10,000           9,266
Telecom Italia Capital SA 6.20% due 07/18/11             120,000         121,425
Telecom Italia Capital SA 6.38% due 11/15/33              27,000          25,251
Telefonica Emisiones SAU 6.42% due 06/20/16               80,000          82,306
Telefonica Emisiones SAU 7.05% due 06/20/36               75,000          79,150
TELUS Corp. 7.50% due 06/01/07                            14,000          14,182
TELUS Corp. 8.00% due 06/01/11                            22,000          24,251
                                                                    ------------
                                                                         575,639
                                                                    ------------
REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                          19,000          20,004
                                                                    ------------
UTILITIES -- 0.1%
TELEPHONE -- 0.1%
Deutsche Telekom International Finance BV 8.00%
   due 06/15/10(13)                                       80,000          87,272
Deutsche Telekom International Finance BV 8.25%
   due 06/15/30(13)                                       70,000          85,518
GAS & PIPELINE UTILITIES -- 0.0%
Petrobras Intl Fin Co. 6.13% due 10/06/16                 25,000          24,889
                                                                    ------------
                                                                         197,679
                                                                    ------------
TOTAL FOREIGN BONDS & NOTES (cost $2,068,078)                          2,137,633
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $131,784,510)                                               143,146,472
                                                                    ------------

                                                        PRINCIPAL       VALUE
SHORT-TERM INVESTMENT SECURITIES -- 4.8%                  AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 4.8%
Federal Home Loan Bank Cons. Disc. Notes 4.75%
   due 10/02/06 (cost $7,299,037)                      $7,300,000  $  7,299,037
                                                                   ------------
REPURCHASE AGREEMENTS -- 5.3%
--------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co.,
   bearing interest at 3.00%, dated 09/30/06, to be
   repurchased 10/02/06 in the amount of $714,179
   and collateralized by $710,000 of United States
   Treasury Bonds, bearing interest at 6.13%,
   due 08/17/26 and having an  approximate value
   of $731,300                                            714,000       714,000
Agreement with State Street Bank & Trust Co.,
   bearing interest at 3.00%, dated 09/30/06, to be
   repurchased 10/02/06 in the amount of $953,238
   and collateralized by $980,000 of United States
   Treasury Bonds, bearing interest at 4.75%,
   due 01/19/16 and having an approximate value
   of $972,650                                            953,000       953,000
State Street Bank & Trust Co. Joint Repurchase
   Agreement(14)                                        5,923,000     5,923,000
UBS Securities LLC Joint Repurchase Agreement(14)         505,000       505,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (cost $8,095,000)                         8,095,000
                                                                   ------------
TOTAL INVESTMENTS --
   (cost $147,178,547)@                       104.2%                158,540,509
Liabilities in excess of other assets --       (4.2)                 (6,447,794)
                                              -----                ------------
NET ASSETS --                                 100.0%               $152,092,715
                                              =====                ============

----------
+    Non-income producing security

* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $2,721,230 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@    See Note 3 for cost of investments on a tax basis.

(1) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of September 30, 2006.

(2) Floating rate security where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.

(3)  Collateralized Mortgaged Obligation

(4) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(5) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

(6) Perpetual maturity date. The maturity date shown represents the next call date.

(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(8)  Fair valued security; see Note 2.

(9)  Illiquid Security

(10) Bond in default

(11) Company has filed Chapter 11 bankruptcy protection.

(12) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

(13) Floating security where the coupon rate fluctuates. The rate steps up or down at each rate downgrade or upgrade. the rate reflected is as of September 30, 2006.

(14) See Note 2 for details of Joint Repurchase Agreement

(15) The security was pledged as collateral to cover margin requirements for open future contracts.

(16) To the extent permitted by the Statement of Additional Information, the Multi Managed Growth Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of September 30, 2006, the Multi-Managed Growth portfolio held the following restricted securities:

                                        PRINCIPAL                            MARKET    VALUE AS A
                          ACQUISITION    AMOUNT/    ACQUISITION   MARKET     VALUE      % OF NET
         NAME                 DATE        SHARES        COST       VALUE   PER SHARE     ASSETS
-------------------------------------------------------------------------------------------------
ICO North America, Inc.
7.50% due 08/15/09          08/11/05       5,000      $10,000     $6,100     $1.22        0.0%

Southern Energy, Inc.
7.90% due 07/15/09          07/15/05      20,000            0          0         0        0.0
                                                                  ------                  ---
                                                                  $6,100                  0.0%
                                                                  ======                  ===

ADR -- American Depository Receipt

REMIC -- Real Estate Mortgage Investment Conduit

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                     VALUE AS OF      UNREALIZED
NUMBER OF                                EXPIRATION     VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                     DATE       TRADE DATE        2006       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
 2 Long     U.S. Treasury 10 YR Note   December 2006    $216,068       $216,125          $57
                                                                                         ===

                                                          PRINCIPAL      VALUE
BONDS & NOTES SOLD SHORT -- (0.1%)                          AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- (0.1%)
Federal Home Loan Mtg. Corp. 6.50% due October TBA
   (Proceeds $(149,122))                                  $(146,400)  $(149,099)
                                                                      =========

OPEN FOREIGN BOND FORWARD CONTRACTS

                                                                 VALUE AS OF      UNREALIZED
                        PRINCIPAL      DELIVERY     VALUE AT    SEPTEMBER 30,   APPRECIATION/
DESCRIPTION               AMOUNT         DATE      TRADE DATE        2006        DEPRECIATION
---------------------------------------------------------------------------------------------
Kingdom of Sweden
3.00% due 07/12/16   SEK(2,975,000)    11/30/06   $  (385,633)  $  (384,249)       $ 1,384
Kingdom of Sweden
5.25% due 03/11/15   SEK(12,250,000)   11/30/06    (1,782,900)   (1,785,809)        (2,909)
                                                                                   -------
                                                                                   $(1,525)
                                                                                   =======

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT               IN         DELIVERY   GROSS UNREALIZED
    TO DELIVER         EXCHANGE FOR      DATE       APPRECIATION
------------------------------------------------------------------
*USD       177,504   GBP      95,000   12/20/06       $   522
*AUD       435,000   USD     332,236   12/20/06         8,590
*CAD       113,000   USD     102,234   12/20/06           893
*EUR       295,000   USD     375,861   12/20/06           154
*JPY   130,190,000   USD   1,123,910   12/20/06         9,385
*SGD       272,000   USD     174,113   12/20/06         2,149
                                                      -------
                                                       21,692
                                                      -------

    CONTRACT                IN          DELIVERY   GROSS UNREALIZED
   TO DELIVER          EXCHANGE FOR       DATE       DEPRECIATION
-------------------------------------------------------------------
*USD      213,535   AUD       280,000   12/20/06       $ (5,211)
*USD       43,509   CAD        48,000   12/20/06           (461)
*USD      410,220   EUR       322,000   12/20/06           (127)
*USD    1,066,569   JPY   123,390,000   12/20/06        (10,257)
*USD      763,134   SGD     1,192,000   12/20/06         (9,523)
*EUR       72,000   USD        91,694   12/20/06             (4)
*GBP      125,000   USD       233,420   12/20/06           (824)
 KRW   56,540,000   USD        59,223   12/20/06           (650)
                                                       --------
                                                        (27,057)
                                                       --------
Net Unrealized Appreciation (Depreciation)             $ (5,365)
                                                       ========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Pound Sterling
SGD -- Singapore Dollar
JPY -- Japanese Yen
KRW -- South Korean Won
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
MULTI-MANAGED                            PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
MODERATE GROWTH PORTFOLIO                                            (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Agencies                                                   17.4%
Financial Services                                                         15.7
U.S. Treasuries                                                            10.2
Drugs                                                                       5.2
Business Services                                                           4.4
Repurchase Agreements                                                       4.4
Banks                                                                       4.0
Retail                                                                      3.4
Telecommunications                                                          3.4
Food, Beverage & Tobacco                                                    3.1
Energy Sources                                                              2.9
Computers & Business Equipment                                              2.8
Computer Software                                                           2.3
Insurance                                                                   2.3
Leisure & Tourism                                                           2.3
Energy Services                                                             2.2
Electric Utilities                                                          2.0
Medical Products                                                            1.8
Broadcasting & Media                                                        1.6
Chemicals                                                                   1.6
Health Services                                                             1.2
Machinery                                                                   1.2
Electronics                                                                 1.1
Real Estate Investment Trusts                                               1.0
Aerospace & Military Technology                                             0.8
Household & Personal Products                                               0.8
Computer Services                                                           0.7
Metals & Minerals                                                           0.6
Communication Equipment                                                     0.5
Forest Products                                                             0.5
Real Estate Companies                                                       0.4
Telephone                                                                   0.4
Transportation                                                              0.4
Apparel & Textiles                                                          0.3
Foreign Government                                                          0.3
Gas & Pipeline Utilities                                                    0.3
Internet Content                                                            0.3
Internet Software                                                           0.3
Multi-Industry                                                              0.3
Automotive                                                                  0.2
Electrical Equipment                                                        0.2
Entertainment Products                                                      0.2
Housing & Household Durables                                                0.2
Municipal Bonds                                                             0.1
Plastic                                                                     0.1
                                                                          -----
                                                                          105.4%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED
MODERATE GROWTH PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                        VALUE
COMMON STOCK -- 53.2%                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.7%
APPAREL & TEXTILES -- 0.3%
Carter's, Inc.+                                             14,500   $   382,655
NIKE, Inc., Class B                                          5,100       446,862
RETAIL -- 3.4%
Best Buy Co., Inc.                                           3,800       203,528
CVS Corp.                                                   12,400       398,288
Federated Department Stores, Inc.                           95,295     4,117,697
Guitar Center, Inc.+                                        21,100       942,748
J.C. Penney Co., Inc.                                       20,475     1,400,285
Kohl's Corp.+                                                3,000       194,760
MSC Industrial Direct Co., Inc., Class A                    19,100       778,134
Target Corp.                                                 5,600       309,400
Wal-Mart Stores, Inc.                                       13,200       651,024
Walgreen Co.                                                 3,900       173,121
World Fuel Services Corp.                                   22,500       910,125
                                                                     -----------
                                                                      10,908,627
                                                                     -----------
CONSUMER STAPLES -- 3.2%
FOOD, BEVERAGE & TOBACCO -- 2.4%
Anheuser-Busch Cos., Inc.                                    3,000       142,530
Aqua America, Inc.                                          17,800       390,532
Bunge, Ltd.                                                 16,680       966,606
Campbell Soup Co.                                           13,200       481,800
Central European Distribution Corp.+                        26,400       618,024
Coca-Cola Co.                                                9,700       433,396
Diageo PLC ADR+                                              8,000       568,320
Kellogg Co.                                                  4,000       198,080
Kraft Foods, Inc.                                           15,600       556,296
Kroger Co.                                                  17,700       409,578
PepsiCo, Inc.                                               10,600       691,756
Whole Foods Market, Inc.                                    27,795     1,651,857
HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Clorox Co.                                                   3,500       220,500
Colgate-Palmolive Co.                                       10,300       639,630
Kimberly-Clark Corp.                                         3,100       202,616
Procter & Gamble Co.                                        17,800     1,103,244
                                                                     -----------
                                                                       9,274,765
                                                                     -----------
ENERGY -- 4.9%
ENERGY SERVICES -- 2.1%
Baker Hughes, Inc.                                           5,400       368,280
Hess Corp.                                                  18,545       768,134
Schlumberger, Ltd.                                           6,600       409,398
Southern Co.                                                 9,100       313,586

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Suncor Energy, Inc.                                         39,930   $ 2,876,956
Valero Energy Corp.                                         28,380     1,460,719
ENERGY SOURCES -- 2.8%
Apache Corp.                                                12,245       773,884
Chevron Corp.                                                5,900       382,674
ConocoPhillips                                              52,550     3,128,301
EOG Resources, Inc.                                         12,270       798,163
Exxon Mobil Corp.                                           11,200       751,520
GlobalSantaFe Corp.                                          1,700        84,983
Metretek Technologies, Inc.*                                55,400       661,476
Occidental Petroleum Corp.                                  19,560       941,032
Peabody Energy Corp.                                        14,875       547,103
XTO Energy, Inc.                                             4,600       193,798
                                                                     -----------
                                                                      14,460,007
                                                                     -----------
FINANCE -- 10.2%
BANKS -- 3.0%
Bank of America Corp.                                       11,400       610,698
Bank of New York Co., Inc.                                  12,700       447,802
Commerce Bancorp, Inc.                                      68,355     2,509,312
Marshall & Ilsley Corp.                                        800        38,544
PNC Financial Services Group, Inc.                           2,400       173,856
SunTrust Banks, Inc.                                         2,300       177,744
U.S. Bancorp                                                 7,200       239,184
UCBH Holdings, Inc.                                         26,800       467,928
Wachovia Corp.                                               3,200       178,560
Wells Fargo & Co.                                          110,860     4,010,915
FINANCIAL SERVICES -- 6.4%
Advisory Board Co.+                                         17,400       879,048
American Express Co.                                        70,735     3,966,819
Citigroup, Inc.                                             10,800       536,436
Euronet Worldwide, Inc+                                     32,400       795,420
Fannie Mae                                                   3,200       178,912
Freddie Mac                                                  1,800       119,394
Goldman Sachs Group, Inc.                                   15,405     2,606,064
Heartland Payment Systems, Inc.                             44,200     1,149,200
J.P. Morgan Chase & Co.                                      7,700       361,592
KKR Private Equity Investors LP+                           130,263     2,768,089
Moody's Corp.                                               39,375     2,574,337
Morgan Stanley                                               6,300       459,333
Nasdaq Stock Market, Inc.+                                  21,300       644,112
Portfolio Recovery Associates, Inc.+                        21,600       947,592
Primus Guaranty, Ltd.                                       54,700       662,417
INSURANCE -- 0.8%
AFLAC, Inc.                                                  3,300       151,008
Aspen Insurance Holdings, Ltd.                              34,400       888,552
Hartford Financial Services Group, Inc.                      2,200       190,850
ProAssurance Corp.+                                         16,500       813,120
XL Capital, Ltd.                                             2,700       185,490
                                                                     -----------
                                                                      29,732,328
                                                                     -----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE -- 8.1%
DRUGS -- 5.1%
Abbott Laboratories                                          9,100   $   441,896
Allergan, Inc.                                                  67         7,545
Amgen, Inc.+                                                 3,700       264,661
Amylin Pharmaceuticals, Inc.+                               24,100     1,062,087
Caremark Rx, Inc.                                            3,500       198,345
Genentech, Inc.+                                            36,125     2,987,537
Gilead Sciences, Inc.+                                      48,540     3,334,698
GlaxoSmithKline PLC                                          4,900       260,827
I-Flow Corp.+                                               21,600       259,632
ImClone Systems, Inc.+                                       8,700       246,384
Kos Pharmaceuticals, Inc.+                                   2,400       118,608
Novartis AG ADR                                             13,300       777,252
Pfizer, Inc.                                                19,500       553,020
Roche Holdings AG                                           14,043     2,428,003
Teva Pharmaceutical Industries, Ltd. ADR                    37,840     1,289,966
Wyeth                                                       15,700       798,188
HEALTH SERVICES -- 1.2%
Allscripts Heathcare Solutions, Inc.+                       17,800       399,610
Dialysis Corp. of America                                   42,500       567,375
Lincare Holdings, Inc.+                                     26,700       924,888
Medco Health Solutions, Inc.+                                6,700       402,737
United Surgical Partners International, Inc.+                9,650       239,610
Weight Watchers International, Inc.                         17,700       784,818
Wellpoint, Inc.+                                             2,300       177,215
MEDICAL PRODUCTS -- 1.8%
Alcon, Inc.                                                 10,950     1,253,775
Baxter International, Inc.                                   7,000       318,220
BioMimetic Therapeutics, Inc.                               27,650       216,223
DexCom, Inc.+                                               31,600       351,708
ev3, Inc.+                                                  24,300       413,343
Johnson & Johnson                                           10,800       701,352
Medtronic, Inc.                                             10,400       482,976
PetMed Express, Inc.+                                       46,000       480,240
PolyMedica Corp.                                             9,300       398,133
St. Jude Medical, Inc.+                                      6,000       211,740
Zimmer Holdings, Inc.+                                       4,900       330,750
                                                                     -----------
                                                                      23,683,362
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 6.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Boeing Co.                                                   4,200       331,170
General Dynamics Corp.                                       5,300       379,851
Lockheed Martin Corp.                                        5,200       447,512
Northrop Grumman Corp.                                       2,700       183,789
Raytheon Co.                                                 6,800       326,468
United Technologies Corp.                                    4,100       259,735
BUSINESS SERVICES -- 4.2%
Acco Brands Corp.+                                          10,300       229,278
Alliance Data Systems Corp.+                                33,400     1,843,346
Automatic Data Processing, Inc.                              3,900       184,626

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Barret Business Services, Inc.                              17,600   $   377,872
Fluor Corp.                                                  2,700       207,603
FTI Consulting, Inc.+                                       16,100       403,466
Harte-Hanks, Inc.                                           35,600       938,060
Labor Ready, Inc.+                                          47,300       753,489
Monsanto Co.                                                46,160     2,169,982
Navigant Consulting, Inc.+                                  33,700       676,022
Pool Corp.                                                  13,300       512,050
Providence Service Corp.+                                   23,000       634,570
Rollins, Inc.                                               33,200       700,852
Source Interlink Cos., Inc.+                                97,000       921,500
Sterling Construction, Inc.+                                29,300       587,758
United Rentals, Inc.+                                       16,700       388,275
Watsco, Inc.                                                18,400       846,584
ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co.                                         7,500       628,950
MACHINERY -- 1.2%
Astec Industries, Inc.+                                     12,000       303,000
Caterpillar, Inc.                                            2,900       190,820
Columbus McKinnon Corp.+                                    43,000       775,290
Deere & Co.                                                 11,775       988,040
IDEX Corp.                                                  14,200       611,310
Parker-Hannifin Corp.                                        2,000       155,460
Presstek, Inc.+                                             77,600       418,264
MULTI-INDUSTRY -- 0.3%
General Electric Co.                                        23,600       833,080
Honeywell International, Inc.                                4,400       179,960
TRANSPORTATION -- 0.3%
Air Methods Corp.                                           19,700       464,920
Union Pacific Corp.                                          1,400       123,200
United Parcel Service, Inc.                                  3,700       266,178
                                                                     -----------
                                                                      20,242,330
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 2.4%
BROADCASTING & MEDIA -- 0.5%
Comcast Corp., Special Class A+                             42,495     1,564,241
ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                              8,800       272,008
LEISURE & TOURISM -- 1.8%
Boyd Gaming Corp.                                           23,745       912,758
Gaylord Entertainment Co.+                                   5,700       249,945
Harrah's Entertainment, Inc.                                32,635     2,167,943
Morton's Restaurant Group, Inc.                             39,400       607,154
Regal Entertainment Group, Class A                          25,400       503,428
Shuffle Master, Inc.+                                       26,500       715,765
                                                                     -----------
                                                                       6,993,242
                                                                     -----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 9.6%
COMMUNICATION EQUIPMENT -- 0.5%
QUALCOMM, Inc.                                              37,105   $ 1,348,767
COMPUTER SERVICES -- 0.6%
Sun Microsystems, Inc.+                                    338,180     1,680,755
COMPUTER SOFTWARE -- 2.3%
Activision, Inc.+                                           27,300       412,230
Cognos, Inc.+                                               10,200       372,300
Electronic Arts, Inc.+                                      83,795     4,665,705
Microsoft Corp.                                             15,300       418,149
Oracle Corp.+                                                8,700       154,338
Parametric Technology Corp.                                 14,800       258,408
Verifone Holdings, Inc.+                                    13,200       376,860
COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Apple Computer, Inc.+                                       76,295     5,877,004
Hewlett-Packard Co.                                          7,000       256,830
International Business Machines Corp.                        2,800       229,432
Jack Henry & Associates, Inc.                               12,600       274,302
Research In Motion, Ltd.+                                   12,235     1,256,045
Standard Register Co.                                       28,200       372,240
ELECTRONICS -- 1.0%
Advanced Micro Devices, Inc.+                                2,300        57,155
Aeroflex, Inc.+                                             62,300       640,444
Entegris, Inc.+                                             45,900       500,769
Intel Corp.                                                 10,400       213,928
ON Semiconductor Corp.+                                     63,500       373,380
Rudolph Technologies, Inc.+                                 25,600       469,248
Semtech Corp.+                                              20,500       261,580
Texas Instruments, Inc.                                      9,800       325,850
X-Rite, Inc.                                                20,700       222,318
INTERNET CONTENT -- 0.3%
Google, Inc., Class A+                                         990       397,881
NIC, Inc.+                                                  73,200       376,980
Shutterfly, Inc.                                             8,700       135,285
INTERNET SOFTWARE -- 0.3%
F5 Networks, Inc.+                                           9,500       510,340
Lawson Software, Inc.                                       61,100       442,975
TELECOMMUNICATIONS -- 1.8%
Arris Group, Inc.+                                          34,100       390,786
BellSouth Corp.                                              7,300       312,075
Comtech Telecommunications Corp.+                            7,400       247,752
Corning, Inc.+                                              22,600       551,666
Level 3 Communications, Inc.+                              191,965     1,027,013
NeuStar, Inc., Class A+                                     31,000       860,250
Sprint Corp.                                                 3,500        60,025
Time Warner Telecom, Inc., Class A+                         73,955     1,405,884
Verizon Communications, Inc.                                 7,100       263,623
                                                                     -----------
                                                                      28,000,572
                                                                     -----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
MATERIALS -- 2.4%
CHEMICALS -- 1.4%
Ceradyne, Inc.+                                            16,800   $    690,312
Potash Corp. of Saskatchewan, Inc.                         19,380      2,019,202
Praxair, Inc.                                               5,300        313,548
Syngenta AG+                                                6,139        925,919
FOREST PRODUCTS -- 0.4%
Goodman Global, Inc.                                       58,800        784,980
Owens-Illinois, Inc.+                                      34,200        527,364
METALS & MINERALS -- 0.6%
Barnes Group, Inc.                                         51,400        902,584
Barrick Gold Corp.                                         13,500        414,720
Newmont Mining Corp.                                        8,400        359,100
                                                                    ------------
                                                                       6,937,729
                                                                    ------------
UTILITIES -- 1.8%
ELECTRIC UTILITIES -- 1.6%
AES Corp.+                                                173,935      3,546,534
Dominion Resources, Inc.                                    1,300         99,437
FPL Group, Inc.                                             8,100        364,500
PG&E Corp.                                                  9,300        387,345
Progress Energy, Inc.                                       5,400        245,052
TELEPHONE -- 0.2%
AT&T, Inc.                                                 15,000        488,400
                                                                    ------------
                                                                       5,131,268
                                                                    ------------
TOTAL COMMON STOCK (cost $140,080,750)                               155,364,230
                                                                    ------------
PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------
FINANCE -- 0.0%
FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50%(1)                     2,000         46,000
                                                                    ------------
U.S. GOVERNMENT AGENCIES -- 0.0%
U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.09%(2)               432         22,869
                                                                    ------------
TOTAL PREFERRED STOCK (cost $73,476)                                      68,869
                                                                    ------------

                                                                                   PRINCIPAL
ASSET-BACKED SECURITIES -- 6.8%                                                      AMOUNT
------------------------------------------------------------------------------------------------------
FINANCE -- 6.6%
FINANCIAL SERVICES -- 6.6%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                        $330,000   322,494
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/09*                         550,000   539,789
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(4)                  75,000    75,994
Banc of America Commercial Mtg., Inc., Series 2005-6 A4 5.18% due 09/10/47(3)(4)      80,000    79,219
Banc of America Commercial Mtg., Inc., Series 2006-4 AJ 5.70% due 07/10/46*(3)       180,000   183,310

                                                                                                 PRINCIPAL      VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                               AMOUNT      (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.10% due 10/10/45*(3)(4)                $  110,000   $  106,841
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(3)(4)                  191,844      190,204
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 G 5.75% due 09/11/38(2)             25,000       24,944
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*(2)            60,000       60,387
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(3)           760,000      734,317
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                                443,234      437,164
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                         430,000      419,392
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10                       336,073      330,561
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                             485,000      468,466
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                             300,000      294,609
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40% due 07/15/44(3)(4)          225,000      224,240
Commercial Mtg. Pass Through Certificates, Series 2006-C7 5.96% due 06/10/46(3)                  1,100,000    1,139,498
Commerical Mtg. Pass Through Certificates, Series 2004-LB2A A3 4.22% due 03/10/39*(3)              338,000      326,816
Credit Suisse Mtg. Capital Certificate, Series 2006-TFLA D 5.61% due 04/15/21*(2)(3)                57,000       57,017
Credit Suisse Mtg. Capital Certificate, Series 2006-TFLA C 5.59% due 04/15/21*(2)(3)                58,000       58,018
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(3)                     18,248       18,291
Countrywide Asset-Backed Certificates, Series 2006-S6 A3 5.66% due 03/25/34                        110,000      109,813
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08                                     66,034       65,621
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(3)               760,000      755,161
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(3)                              500,000      501,483
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.60% due 04/25/35(3)(4)                                  454,492      454,846
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                              645,000      629,871
Hertz Vehicle Financing LLC, Series 2004-1A A3 2.85% due 05/25/09*                                 450,000      435,830
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                                    130,788      128,661
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                                     50,510       50,439
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16 E 5.84%
   due 05/12/45(3)                                                                                  50,000       50,738
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
   due 01/12/37(3)                                                                                 450,000      438,138
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8 H 5.99%
   due 05/15/45(3)                                                                                  50,000       49,631
LB-UBS Commercial Mtg. Trust, Series 2004-C4 C 5.30% due 06/15/36(3)(4)                             20,000       20,073
LB-UBS Commercial Mtg. Trust, Series 2006-C6 K 6.06% due 09/15/39(3)                               120,000      120,498
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(3)                              210,000      218,610
LB-UBS Commercial Mtg. Trust, Series 2005-C5 A2 4.89% due 09/15/30(3)                              650,000      645,095
Merrill Lynch Countrywide Commercial Mtg. Trust, Series 2006-3 5.49% due 07/12/46                  135,000      135,474
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(3)                         64,267       64,835
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.57% due 12/25/34(3)(4)                    287,102      282,608
Merrill Lynch Mtg. Trust, Series 2006-C1 5.80% due 05/12/39                                      1,100,000    1,120,960
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(3)                                725,000      710,034
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(5)                                 187,000      189,815
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(3)                               1,010,000      975,163
Morgan Stanley Capital I, Series 2004-IQ8 C 5.30% due 06/15/40                                      50,000       49,284
Mortgage IT Trust, Series 2005-4 A1 5.61% due 10/25/35(3)(13)                                      600,649      600,969
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                           485,000      474,615
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                                  210,000      219,997
PP&L Transition Bond Co., LLC Series 1999-1 A7 7.05% due 06/25/09                                  105,082      105,905
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                                450,000      442,464
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33                        200,000      192,694
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                         485,000      476,583
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A E 5.60% due 9/15/21(3)(4)                     40,000       40,000
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A F 5.66% due 9/15/21(3)(4)                    140,000      140,000

                                                                                                PRINCIPAL       VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                               AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(3)(4)           $   679,151   $   666,875
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(3)(4)             571,054       563,909
West Penn Funding, LLC, Series 1999-A A4 6.98% due 12/26/08                                        480,403       488,281
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                                     338,109       333,273
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                                      26,816        26,803
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10                             176,188       173,631
                                                                                                             -----------
                                                                                                              19,240,251
                                                                                                             -----------

REAL ESTATE -- 0.2%
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
IMPAC CMB Trust, Series 2005-4 1A1A 5.60% due 05/25/35(3)(13)                                      449,814       450,679
                                                                                                             -----------
TOTAL ASSET-BACKED SECURITIES (cost $19,967,369)                                                              19,690,930
                                                                                                             -----------

BONDS & Notes -- 35.2%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%
AUTOMOTIVE -- 0.2%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                                  4,000         2,940
DaimlerChrysler NA Holding Corp. 5.75% due 09/08/11                                                 15,000        14,930
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11                                                150,000       150,197
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12                                                 15,000        15,943
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                                170,000       202,030
Ford Motor Co. 7.45% due 07/16/31                                                                  120,000        92,700
General Motors Corp. 7.13% due 07/15/13                                                             25,000        21,969
General Motors Corp. 8.25% due 07/15/23                                                             10,000         8,662
HOUSING & HOUSEHOLD DURABLES -- 0.2%
D.R. Horton, Inc. 5.38% due 06/15/12                                                                35,000        33,425
D.R. Horton, Inc. 5.63% due 09/15/14                                                               215,000       202,704
D.R. Horton, Inc. 6.88% due 05/01/13                                                               160,000       163,435
Pulte Homes, Inc. 7.88% due 08/01/11                                                               130,000       140,345
Pulte Homes, Inc. 8.13% due 03/01/11                                                               145,000       157,673
RETAIL -- 0.0%
Wendy's International, Inc. 7.00% due 12/15/25                                                      90,000        84,037
                                                                                                             -----------
                                                                                                               1,290,990
                                                                                                             -----------
CONSUMER STAPLES -- 0.6%
FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc. 7.00% due 11/04/13                                                              450,000       490,646
Diageo Capital PLC 5.13% due 01/30/13                                                               30,000        29,711
Kraft Foods, Inc. 6.25% due 06/01/12                                                               490,000       509,632
Reynolds American, Inc. 7.25% due 06/01/13                                                         250,000       257,257
Sabmiller PLC 6.50% due 07/01/16                                                                    30,000        31,339
Tyson Foods, Inc. 6.60% due 04/01/16                                                               295,000       303,748
                                                                                                             -----------
                                                                                                               1,622,333
                                                                                                             -----------
EDUCATION -- 0.0%
EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96                                           130,000       160,387
                                                                                                             -----------

                                                                   PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                            AMOUNT    (NOTE 2)
---------------------------------------------------------------------------------------
ENERGY -- 0.2%
ENERGY SERVICES -- 0.1%
Chesapeake Energy Corp. 7.50% due 09/15/13                          $  5,000   $  5,075
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06             17,000     16,997
Energy East Corp. 6.75% due 07/15/36                                  30,000     31,402
Hanover Compressor Co. 9.00% due 06/01/14                             25,000     26,500
Hilcorp Energy I LP 10.50% due 09/01/10*                              15,000     16,144
Petroleum Export Peloil 5.27% due 06/15/11*                          208,983    203,314
Premcor Refining Group, Inc. 6.75% due 02/01/11*                      32,000     33,410
Seitel, Inc. 11.75% due 07/15/11                                      10,000     11,875
Southern Energy, Inc. 7.90% due 07/15/09+(8)(9)(16)                   25,000          0
ENERGY SOURCES -- 0.1%
Amerada Hess Corp. 7.88% due 10/01/29                                 15,000     17,726
Anadarko Petroleum Corp. 5.95% due 09/15/16                           30,000     30,358
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                          29,000     29,205
ConocoPhillips 7.00% due 03/30/29                                     51,000     58,494
El Paso Production Holding Co. 7.75% due 06/01/13                     40,000     40,900
Encore Acquisition Co. 6.00% due 07/15/15                              6,000      5,490
Encore Acquisition Co. 6.25% due 04/15/14                              4,000      3,740
NRG Energy, Inc. 7.38% due 02/01/16                                   35,000     34,781
Sempra Energy 4.62% due 05/17/07                                      29,000     28,859
Shell International Finance 5.63% due 06/27/11                        30,000     30,717
                                                                               --------
                                                                                624,987
                                                                               --------
FINANCE -- 4.4%
BANKS -- 0.8%
Bank of America Corp. 5.25% due 12/01/15                             160,000    157,549
Bank of America Corp. 7.40% due 01/15/11                             380,000    411,265
BankBoston Capital Trust IV 5.99% due 06/08/28(2)                     31,000     30,010
Barclays Bank PLC 5.93% due 12/15/16*(6)                              30,000     29,954
Branch Banking & Trust 5.63% due 09/15/16                             15,000     15,156
Comerica, Inc. 4.80% due 05/01/15                                     15,000     14,161
First Maryland Capital II 6.34% due 02/01/27(2)                       28,000     27,369
Huntington National Bank 6.60% due 06/15/18                           17,000     18,066
Independence Community Bank Corp. 3.50% due 06/20/13(2)               16,000     15,516
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                          25,000     25,525
Met Life Global Funding I 5.75% due 07/25/11*                         15,000     15,323
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*              470,000    475,078
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(6)             35,000     37,079
National Westminster Bank 7.75% due 10/16/07(5)                       13,000     13,271
Popular North America, Inc. 5.65% due 04/15/09                        23,000     23,078
RSHB Capital SA 7.18% due 05/16/13                                   250,000    259,030
Sanwa Bank, Ltd. 7.40% due 06/15/11                                   15,000     16,205
Southtrust Bank NA 4.75% due 03/01/13                                 30,000     29,106
UBS AG Stamford CT 5.88% due 07/15/16                                 15,000     15,438
Union Bank of California 5.95% due 05/11/16                           30,000     30,936
US Bank NA 3.90% due 08/15/08                                          4,000      3,921
Wachovia Capital Trust III 5.80% due 03/15/11                        355,000    355,964
Wachovia Corp. 4.88% due 02/15/14                                    220,000    212,846
Washington Mutual Bank FA 5.50% due 01/15/13                          33,000     32,981
Washington Mutual Bank FA 5.95% due 05/20/13                          30,000     30,624

                                                                                PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                         AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Wells Fargo & Company 3.98% due 10/29/10                                       $   36,000   $   34,478
Western Financial Bank 9.63% due 05/15/12                                          31,000       34,256
WestLB AG 8.00% due 06/30/11                                                       40,000       41,340
FINANCIAL SERVICES -- 2.4%
ANZ Capital Trust II 5.36% due 06/30/11                                            30,000       28,917
BAE Systems Holdings, Inc. 5.20% due 08/15/15*                                     45,000       43,056
Bunge Ltd. Finance Corp. 5.35% due 04/15/14                                        29,000       27,775
Capital One Financial Corp. 5.70% due 09/15/11                                     30,000       30,211
Capital One Financial Corp. 6.15% due 09/01/16                                     30,000       30,356
Cit Group, Inc. 5.85% due 09/15/16                                                 15,000       15,177
Citigroup, Inc. 5.00% due 09/15/14                                                642,000      625,485
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12       52,000       54,860
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                           530,000      517,934
Downey Financial Corp. 6.50% due 07/01/14                                          30,000       30,081
Farmers Exchange Capital 7.05% due 07/15/28*                                      470,000      481,724
Ford Motor Credit Co. 5.70% due 01/15/10                                          120,000      110,862
Ford Motor Credit Co. 5.80% due 01/12/09                                           12,000       11,424
Ford Motor Credit Co. 7.38% due 10/28/09                                          130,000      126,334
Ford Motor Credit Co. 9.96% due 04/15/12(2)                                        10,000       10,464
General Electric Capital Corp. 2.80% due 01/15/07                                  35,000       34,759
General Motors Acceptance Corp. 6.75% due 12/01/14                                 15,000       14,644
General Motors Acceptance Corp. 6.88% due 09/15/11                                 65,000       64,655
General Motors Acceptance Corp. 6.88% due 08/28/12                                283,000      280,114
General Motors Acceptance Corp. 7.75% due 01/19/10                                 15,000       15,370
Golden West Financial Corp. 4.75% due 10/01/12                                     32,000       31,152
Goldman Sachs Group, Inc. 6.13% due 02/15/33                                       30,000       29,885
Household Finance Corp. 6.38% due 10/15/11                                        675,000      705,532
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                      1,065,000    1,044,326
JPMC Capital XVIII 6.95% due 08/17/36*                                             15,000       15,933
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10                                  30,000       29,178
Lehman Brothers Holdings, Inc. 5.75% due 05/17/13                                  30,000       30,533
Merrill Lynch & Co., Inc. 6.22% due 09/15/26*                                      30,000       30,517
Morgan Stanley 4.75% due 04/01/14                                                 860,000      817,843
NiSource Finance Corp. 7.88% due 11/15/10                                         290,000      312,829
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                  84,442       86,093
Pricoa Global Funding I 5.30% due 09/27/13*                                        30,000       29,982
Principal Life Global Funding I 5.25% due 01/15/13*                                21,000       20,900
Prudential Financial, Inc. 5.10% due 09/20/14                                     135,000      131,816
Residential Capital Corp. 6.38% due 06/30/10*                                      89,000       90,048
Residential Capital Corp. 6.50% due 04/17/13*                                      15,000       15,233
SB Treasury Co., LLC 9.40% due 06/30/08*(5)                                       350,000      371,938
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                        46,000       45,039
Transamerica Finance Corp. 6.40% due 09/15/08                                      14,000       14,275
Verizon Global Funding Corp. 7.75% due 12/01/30                                   190,000      217,803
Washington Mutual Preferred Funding CAYM 7.25% due 03/15/11*(5)                    30,000       29,999
Wea Finance LLC 5.70% due 10/01/16                                                 30,000       29,960
Western Union Co. 5.93% due 10/01/16                                              430,000      433,539
ZFS Finance USA Trust II 6.45% due 06/15/16*(6)                                    30,000       29,671

                                                             PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                     AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 1.2%
ACE Capital Trust II 9.70% due 04/01/30                      $290,000    $   386,866
ACE INA Holdings, Inc. 5.88% due 06/15/14                      50,000         50,478
Aegon NV 5.80% due 07/15/14(5)                                 33,000         27,407
Allstate Corp. 7.20% due 12/01/09                              33,000         34,975
Allstate Financing II 7.83% due 12/01/45                       44,000         45,827
Americo Life, Inc. 7.88% due 05/01/13*                         19,000         19,106
Amerus Group Co. 6.58% due 05/16/11                            30,000         31,201
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14             75,000         73,131
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10         255,000        279,589
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15            20,000         18,525
Great-West Life & Annuity Insurance Co. 7.15% due 05/16/46     55,000         57,123
ING Groep NV 5.78% due 12/08/15(5)                             18,000         17,762
Liberty Mutual Insurance Co. 7.70% due 10/15/97*              220,000        225,163
Lincoln National Corp. 7.00% due 05/17/66(6)                  325,000        340,407
Metlife, Inc. 5.00% due 11/24/13                               18,000         17,500
MIC Financing Trust I Pass Through 8.38% due 02/01/27*         12,000         12,067
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13                21,000         20,287
Monumental Global Funding II 5.65% due 07/14/11                18,000         18,304
Nationwide Life Global Funding I 5.35% due 03/15/11            30,000         30,161
Navigators Group, Inc. 7.00% due 05/01/16                     114,000        116,459
Pmi Group, Inc. 6.00% due 09/15/16                             25,000         25,317
ReliaStar Financial Corp. 8.00% due 10/30/06                  170,000        170,308
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07              200,000        200,380
Torchmark Corp. 6.25% due 12/15/06                            130,000        130,045
Travelers Property Casualty Corp. 6.38% due 03/15/33          240,000        244,472
Unitrin, Inc. 4.88% due 11/01/10                              195,000        189,271
W.R. Berkley Capital Trust 8.20% due 12/15/45                 270,000        271,117
W.R. Berkley Corp. 5.60% due 05/15/15                         210,000        206,194
XL Capital, Ltd. 5.25% due 09/15/14                           125,000        121,686
                                                                         -----------
                                                                          12,934,879
                                                                         -----------
HEALTHCARE -- 0.1%
DRUGS -- 0.1%
Abbott Laboratories 5.88% due 05/15/16                       36,000           37,294
Cardinal Hlth, Inc. 5.80% due 10/15/16                       30,000           29,959
Merck & Co., Inc. 2.50% due 03/30/07                         22,000           21,706
Wyeth 5.50% due 02/01/14                                     25,000           25,047
Wyeth 6.95% due 03/15/11                                     17,000           18,077
HEALTH SERVICES -- 0.0%
HCA, Inc. 6.95% due 05/01/12                                 30,000           26,288
Universal Hospital Services, Inc. 10.13% due 11/01/11        15,000           15,750
MEDICAL PRODUCTS -- 0.0%
Baxter International, Inc. 5.90% due 09/01/16                15,000           15,405
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(8)(9)   15,000                0
                                                                         -----------
                                                                             189,526
                                                                         -----------
INDUSTRIAL & COMMERCIAL -- 0.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Raytheon Co. 6.00% due 12/15/10                              15,000           15,395
Raytheon Co. 6.75% due 08/15/07                              42,000           42,455

                                                                       PRINCIPAL   VALUE
BONDS & NOTES (CONTINUED)                                                AMOUNT   (NOTE 2)
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 0.2%
Affinity Group, Inc. 9.00% due 02/15/12                                 $ 10,000  $ 10,000
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                260,000   259,990
Monitronics International, Inc. 11.75% due 09/01/10                       15,000    14,513
Pactiv Corp. 7.95% due 12/15/25                                           55,000    60,669
Pitney Bowes, Inc. 4.75% due 01/15/16                                     26,000    24,741
Rent-Way, Inc. 11.88% due 06/15/10                                        15,000    17,400
Service Corp. International 6.75% due 04/01/16                            15,000    14,381
Tyco International Group SA 6.00% due 11/15/13                            30,000    31,045
MACHINERY -- 0.0%
American Standard, Inc. 7.38% due 02/01/08                                13,000    13,248
MULTI-INDUSTRY -- 0.0%
Servicemaster Company 7.88% due 08/15/09                                  12,000    12,592
Siemens Financieringsmaatschappij NV 5.75% due 10/17/16                   15,000    15,224
TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                     31,000    36,737
Canadian National Railway Co. 6.38% due 10/15/11                          30,000    31,436
FedEx Corp. 5.50% due 08/15/09                                            15,000    15,096
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                 118,822   127,817
Ryder Systems, Inc., 5.00% due 06/15/12                                   29,000    27,909
                                                                                  --------
                                                                                   770,648
                                                                                  --------
INFORMATION & ENTERTAINMENT -- 1.7%
BROADCASTING & MEDIA -- 1.1%
AOL Time Warner, Inc. 6.75% due 04/15/11                                  15,000    15,688
AOL Time Warner, Inc. 7.63% due 04/15/31                                  90,000    99,420
Belo (A.H.) Corp. 6.75% due 05/30/13                                      15,000    15,377
CCH I Holdings LLC/CCH I Holdings Capital Corp. 10.25% due 10/01/13*      10,000    10,175
CCH I Holdings LLC/CCH I Holdings Capital Corp. 11.00% due 10/01/15*      22,500    20,306
Chancellor Media Corp. 8.00% due 11/01/08                                257,000   268,719
Clear Channel Communications, Inc. 4.90% due 05/15/15                     32,000    28,268
Clear Channel Communications, Inc. 5.00% due 03/15/12                     90,000    84,423
Clear Channel Communications, Inc. 7.65% due 09/15/10                    250,000   263,588
Comcast Cable Communications, Inc. 8.50% due 05/01/27                     35,000    42,988
Comcast Corp. 5.90% due 03/15/16                                          75,000    75,035
Comcast Corp. 6.50% due 11/15/35                                         200,000   201,393
Cox Communications, Inc. 5.45% due 12/15/14                              320,000   309,105
Cox Communications, Inc. 5.50% due 10/01/15                               30,000    28,909
Cox Communications, Inc. 7.75% due 11/01/10                              230,000   248,214
Knight-Ridder, Inc. 6.88% due 03/15/29                                    15,000    14,317
Knight-Ridder, Inc. 7.15% due 11/01/27                                    20,000    19,283
Liberty Media Corp. 7.75% due 07/15/09                                   230,000   239,647
Liberty Media Corp. 7.88% due 07/15/09                                    20,000    20,938
News America, Inc. 7.30% due 04/30/28                                     15,000    15,999
Nexstar Finance, Inc. 7.00% due 01/15/14                                  10,000     9,100
Paxson Communications Corp. 11.76% due 10/15/06(7)                        40,000    40,300
Time Warner Co., Inc. 7.25% due 10/15/17                                  14,000    15,112
Time Warner Entertainment Co. 8.38% due 07/15/33                          15,000    17,691
Time Warner Entertainment Co. 8.38% due 03/15/23                         292,000   337,223
Turner Broadcasting, Inc. 8.38% due 07/01/13                             120,000   134,867
Univision Communications, Inc. 3.88% due 10/15/08                        120,000   114,041

                                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Viacom, Inc. 6.25% due 04/30/16                                           $ 312,000   $  309,262
Viacom, Inc. 6.63% due 05/15/11                                              30,000       31,171
Viacom, Inc. 6.88% due 04/30/36                                              15,000       14,829
Viacom, Inc. 7.88% due 07/30/30                                             240,000      262,068
Young Broadcasting, Inc. 10.00% due 03/01/11                                  5,000        4,669
ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co. 5.38% due 06/01/07                                          380,000      380,248
LEISURE & TOURISM -- 0.5%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 11/23/12         35,000       34,431
American Airlines, Inc., Series AMBC Pass Through 3.86% due 07/09/10         47,780       45,266
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15             70,730       73,559
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19             27,656       28,624
Brunswick Corp. 5.00% due 06/01/11                                           24,000       22,951
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08     300,000      302,161
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/19      58,320       59,341
GTECH Holdings Corp. 4.50% due 12/01/09                                     245,000      245,745
GTECH Holdings Corp. 4.75% due 10/15/10                                      90,000       90,392
Harrah's Operating Co., Inc. 5.50% due 07/01/10                             140,000      137,877
Harrah's Operating Co., Inc. 6.50% due 06/01/16*                            211,000      206,841
MGM Mirage, Inc. 5.88% due 02/27/14                                          35,000       32,419
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                           10,000        9,775
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13                             20,000       20,219
                                                                                      ----------
                                                                                       5,001,974
                                                                                      ----------
INFORMATION TECHNOLOGY -- 1.1%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 3.50% due 04/15/08                                   15,000       14,562
Electronic Data Systems Corp. 7.45% due 10/15/29                            205,000      224,960
COMPUTER SOFTWARE -- 0.0%
Oracle Corp. 5.00% due 01/15/11                                              14,000       13,866
ELECTRONICS -- 0.1%
Arrow Electronic, Inc. 6.88% due 06/01/18                                    27,000       27,594
Avnet, Inc. 6.63% due 09/15/16                                              330,000      335,866
TELECOMMUNICATIONS -- 0.9%
America Movil SA de CV 6.38% due 03/01/35                                    16,000       15,291
American Cellular Corp., Series B 10.00% due 08/01/11                        30,000       31,425
AT&T Broadband Corp. 8.38% due 03/15/13                                     280,000      319,392
AT&T Wireless Services, Inc. 7.88% due 03/01/11                             540,000      591,350
Centennial Communications Corp. 11.26% due 01/01/13                          25,000       25,813
Corning, Inc. 7.25% due 08/15/36                                             27,000       28,756
Embarq Corp. 7.08% due 06/01/16                                             310,000      316,231
ICO North America, Inc. 7.50% due 08/15/09(8)(9)(16)                          5,000        6,100
Intelsat Bermuda, Ltd. 9.25% due 06/15/16*                                   10,000       10,513
LCI International, Inc. 7.25% due 06/15/07                                   35,000       35,087
New England Telephone & Telegraph Co. 7.88% due 11/15/29                     15,000       16,280
Qwest Corp. 7.50% due 10/01/14                                                5,000        5,163
SBC Communications, Inc. 5.10% due 09/15/14                                 540,000      521,745

                                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
SBC Communications, Inc. 5.30% due 11/15/10                               $ 260,000   $  259,235
Sprint Capital Corp. 7.63% due 01/30/11                                     230,000      247,643
Sprint Capital Corp. 8.75% due 03/15/32                                      90,000      109,755
Verizon New York, Inc. 6.88% due 04/01/12                                    27,000       28,157
                                                                                      ----------
                                                                                       3,184,784
                                                                                      ----------
MATERIALS -- 0.4%
CHEMICALS -- 0.2%
Agrium, Inc. 7.13% due 05/23/36                                             310,000      328,670
BCI US Finance Corp. 11.01% due 10/15/06*(13)                                25,000       25,500
Cytec Industries, Inc. 4.60% due 07/01/13                                   175,000      161,997
Cytec Industries, Inc. 5.50% due 10/01/10                                   125,000      124,249
Cytec Industries, Inc. 6.00% due 10/01/15                                    30,000       29,632
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14                            9,000        8,724
Eastman Chemical Co. 7.63% due 06/15/24                                      15,000       16,440
ICI Wilmington, Inc. 7.05% due 09/15/07                                      36,000       36,472
FOREST PRODUCTS -- 0.1%
Consumers International, Inc. 10.25% due 04/01/05+(8)(9)(11)                 25,000            0
Neenah Paper, Inc. 7.38% due 11/15/14                                        10,000        9,375
Pliant Corp. 11.13% due 09/01/09                                             19,000       18,572
Plum Creek Timberlands LP 5.88% due 11/15/15                                 26,000       25,718
Temple-Inland, Inc. 6.63% due 01/15/18                                      200,000      209,145
Weyerhaeuser Co. 6.88% due 12/15/33                                          15,000       14,732
METALS & MINERALS -- 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34                                  15,000       13,958
Barrick Gold Finance, Inc. 7.50% due 05/01/07                                22,000       22,261
Inco, Ltd. 5.70% due 10/15/15                                                30,000       28,914
Inco, Ltd. 7.20% due 09/15/32                                                15,000       15,319
Inco, Ltd. 7.75% due 05/15/12                                                30,000       32,413
Newmont Mining Corp. 8.63% due 05/15/11                                      15,000       16,852
Timken Co. 5.75% due 02/15/10                                                22,000       21,912
PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                        195,000      194,719
                                                                                      ----------
                                                                                       1,355,574
                                                                                      ----------
MUNICIPAL BONDS -- 0.1%
MUNICIPAL BONDS -- 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30%           100,000      102,015
   due 07/01/08
Southern California Public Power Authority Project, Series B 6.93%
   due 05/15/17                                                             100,000      113,793
                                                                                      ----------
                                                                                         215,808
                                                                                      ----------
REAL ESTATE -- 1.2%
REAL ESTATE COMPANIES -- 0.4%
AMB Property LP 5.45% due 12/01/10                                          320,000      322,801
AMB Property LP 5.90% due 08/15/13                                           12,000       12,188
Colonial Realty LP 6.05% due 09/01/16                                       205,000      206,935
EOP Operating LP 7.00% due 07/15/11                                          30,000       31,757
Equity One, Inc. 6.25% due 01/15/17                                          14,000       14,322
Liberty Property LP 7.25% due 03/15/11                                      145,000      154,473

                                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE COMPANIES (CONTINUED)
Liberty Property LP 8.50% due 08/01/10                                   $  135,000   $  148,410
Mack-Cali Realty LP 5.80% due 01/15/16                                       15,000       15,030
Regency Centers LP 4.95% due 04/15/14                                       110,000      106,025
Simon Property Group LP 5.38% due 08/28/08                                   12,000       11,993
Simon Property Group LP 5.60% due 09/01/11                                   15,000       15,112
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Avalonbay Communities 5.75% due 09/15/16                                     30,000       30,299
Brandywine Operating Partnership LP 5.75% due 04/01/12                      210,000      211,275
Developers Diversified Realty Corp. 5.00% due 05/03/10                      265,000      261,534
Health Care Property Investors, Inc. 6.30% due 09/15/16                     360,000      362,408
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                  15,000       14,640
Kimco Realty Corp. 5.58% due 11/23/15                                       290,000      288,477
Reckson Operating Partnership LP 6.00% due 03/31/16                         239,000      241,141
Regency Centers LP 5.25% due 08/01/15*                                      130,000      126,120
Simon Property Group LP 4.60% due 06/15/10                                  150,000      146,376
Simon Property Group LP 5.10% due 06/15/15                                  145,000      139,667
Simon Property Group LP 5.38% due 06/01/11                                  240,000      239,396
United Dominion Realty Trust 6.05% due 06/01/13                             270,000      274,252
                                                                                      ----------
                                                                                       3,374,631
                                                                                      ----------
U.S. GOVERNMENT AGENCIES -- 13.8%
U.S. GOVERNMENT AGENCIES -- 13.8%
Federal Home Loan Bank 4.50% due 09/08/08                                    60,000       59,450
Federal Home Loan Mtg. Corp., Series 2635 NJ 3.00% due 03/15/17(3)          172,259      161,707
Federal Home Loan Mtg. Corp., Series 2586 NK 3.50% due 08/15/16(3)           77,874       74,656
Federal Home Loan Mtg. Corp. 3.63% due 02/15/07                             115,000      114,292
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                              54,000       52,546
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                              85,000       84,282
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                             131,115      126,499
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                             356,991      344,011
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                              33,247       32,038
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                             231,263      222,543
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35                             287,743      276,893
Federal Home Loan Mtg. Corp. 5.00% due October TBA                        2,000,000    1,964,376
Federal Home Loan Mtg. Corp. 5.00% due November TBA                       6,500,000    6,248,125
Federal Home Loan Mtg. Corp., Series R004 AL 5.13% due 12/15/13(3)           57,784       57,301
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                              99,384       98,205
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                             165,198      162,996
Federal Home Loan Mtg. Corp. 5.50% due November TBA                       4,000,000    3,941,248
Federal Home Loan Mtg. Corp. 5.73% due 08/1/36                              400,000      401,248
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                             124,287      125,291
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                              14,243       14,492
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                              14,243       14,597
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                              72,752       74,111
Federal Home Loan Mtg. Corp. 6.50% due 05/01/36                             200,000      203,735
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                              37,000       39,593
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                              26,980       27,770
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                               1,032        1,072
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25                               2,893        3,006
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                 168          177
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(3)             4,295        4,291
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(3)           40,000       41,626

                                                                                   PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                           AMOUNT       (NOTE 2)
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 3.88% due 02/01/08                                   $  105,000   $    103,433
Federal National Mtg. Assoc. 4.50% due 02/01/20                                      167,727        162,000
Federal National Mtg. Assoc. 4.55% due 01/01/15                                      706,776        681,666
Federal National Mtg. Assoc. 4.75% due 12/15/10                                       21,000         20,878
Federal National Mtg. Assoc. 4.85% due 10/02/06                                      642,791        630,387
Federal National Mtg. Assoc. 5.00% due 03/01/18                                      149,520        147,331
Federal National Mtg. Assoc. 5.00% due 06/01/19                                       69,413         68,303
Federal National Mtg. Assoc. 5.00% due 03/01/20                                       78,816         77,555
Federal National Mtg. Assoc. 5.00% due 03/01/34                                      295,010        284,059
Federal National Mtg. Assoc. 5.00% due 05/01/35                                       88,190         84,796
Federal National Mtg. Assoc. 5.25% due 08/01/12                                       35,000         35,183
Federal National Mtg. Assoc. 5.50% due 10/02/06                                       76,912         76,904
Federal National Mtg. Assoc. 5.50% due 03/01/18                                       77,778         77,912
Federal National Mtg. Assoc. 5.50% due 07/01/19                                       93,133         93,209
Federal National Mtg. Assoc. 5.50% due 06/01/20                                       36,410         36,406
Federal National Mtg. Assoc. 5.50% due 12/01/33                                      228,390        225,645
Federal National Mtg. Assoc. 5.50% due 06/01/34                                       67,758         66,884
Federal National Mtg. Assoc. 5.50% due 12/01/35                                      156,933        154,687
Federal National Mtg. Assoc. 5.50% due October TBA                                 2,500,000      2,498,438
Federal National Mtg. Assoc. 5.93% due 10/01/11                                      476,900        488,203
Federal National Mtg. Assoc. 6.00% due 06/25/16                                      117,772        118,508
Federal National Mtg. Assoc. 6.00% due 06/01/17                                       45,066         45,768
Federal National Mtg. Assoc. 6.00% due 12/01/33                                      116,459        117,252
Federal National Mtg. Assoc. 6.00% due 05/01/34                                       85,778         86,305
Federal National Mtg. Assoc. 6.00% due 08/01/34                                       99,435        100,154
Federal National Mtg. Assoc. 6.00% due 10/01/34                                       74,849         75,308
Federal National Mtg. Assoc. 6.00% due 06/01/35                                      118,536        119,113
Federal National Mtg. Assoc. 6.00% due October TBA                                 5,195,534      5,218,265
Federal National Mtg. Assoc. 6.00% due October TBA                                 1,990,000      2,019,850
Federal National Mtg. Assoc. 6.06% due 09/01/11                                      217,215        223,485
Federal National Mtg. Assoc. 6.34% due 01/01/08                                       16,537         16,587
Federal National Mtg. Assoc. 6.36% due 07/01/08                                       70,250         70,727
Federal National Mtg. Assoc. 6.43% due 01/01/08                                       17,692         17,759
Federal National Mtg. Assoc. 6.50% due 08/01/16                                      354,643        362,566
Federal National Mtg. Assoc. 6.50% due 09/01/26                                    2,996,882      3,064,072
Federal National Mtg. Assoc. 6.50% due 09/01/32                                      109,599        112,018
Federal National Mtg. Assoc. 6.50% due 04/01/34                                       71,287         72,669
Federal National Mtg. Assoc. 6.59% due 08/01/11                                      284,153        298,375
Federal National Mtg. Assoc. 6.80% due 01/01/07                                      109,846        109,592
Federal National Mtg. Assoc. 7.00% due October TBA                                   750,000        770,156
Government National Mtg. Assoc. 4.50% due October TBA                                750,000        708,281
Government National Mtg. Assoc. 5.50% due October TBA                              3,250,000      3,227,656
Government National Mtg. Assoc. 6.00% due 11/15/28                                   193,669        196,574
Government National Mtg. Assoc. 6.50% due October TBA                              2,000,000      2,050,624
Government National Mtg. Assoc. 7.00% due 07/15/33                                    62,103         64,120
Government National Mtg. Assoc. 7.50% due 01/15/32                                    22,257         23,165
Government National Mtg. Assoc. 8.00% due 02/15/31                                     3,364          3,566
Government National Mtg. Assoc. 8.50% due 11/15/17                                     3,859          4,111
Government National Mtg. Assoc. 9.00% due 11/15/21                                     1,090          1,174
Government National Mtg. Assoc., Series 2005-74 HB REMIC 7.50% due 09/16/35            5,390          5,694
Government National Mtg. Assoc., Series 2005-74 HC REMIC 7.50% due 09/16/35           32,568         33,861
                                                                                               ------------
                                                                                                 40,323,411
                                                                                               ------------

                                                                                   PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                           AMOUNT       (NOTE 2)
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 10.2%
U.S. TREASURIES -- 10.2%
United States Treasury Bonds 4.50% due 02/15/36                                   $  206,000   $    197,390
United States Treasury Bonds 5.38% due 02/15/31                                      924,000        997,992
United States Treasury Bonds 6.25% due 08/15/23                                    2,024,000      2,349,896
United States Treasury Bonds 6.63% due 02/15/27                                      300,000        368,906
United States Treasury Bonds 6.88% due 08/15/25                                      465,000        580,996
United States Treasury Bonds 7.13% due 02/15/23                                      700,000        879,266
United States Treasury Bonds 7.50% due 11/15/24                                      250,000        329,629
United States Treasury Bonds 7.88% due 02/15/21                                      625,000        821,338
United States Treasury Bonds 8.00% due 11/15/21                                    1,000,000      1,337,812
United States Treasury Bonds 11.25% due 02/15/15                                     650,000        945,395
United States Treasury Notes 2.25% due 02/15/07                                        2,000          1,980
United States Treasury Notes 2.50% due 10/31/06                                        9,000          8,982
United States Treasury Notes 2.63% due 05/15/08                                       15,000         14,509
United States Treasury Notes 2.63% due 03/15/09                                    4,425,000      4,221,379
United States Treasury Notes 3.13% due 09/15/08                                    2,700,000      2,621,954
United States Treasury Notes 3.25% due 08/15/07                                    1,000,000        985,469
United States Treasury Notes 3.25% due 08/15/08                                    1,750,000      1,704,883
United States Treasury Notes 3.63% due 04/30/07                                      500,000        496,054
United States Treasury Notes 3.63% due 07/15/09                                    4,750,000      4,627,355
United States Treasury Notes 3.63% due 01/15/10                                       28,000         27,170
United States Treasury Notes 3.88% due 05/15/09                                    2,125,000      2,085,820
United States Treasury Notes 3.88% due 05/15/10                                       61,000         59,563
United States Treasury Notes 3.88% due 07/15/10                                       46,000         44,893
United States Treasury Notes 4.00% due 02/15/14                                    2,100,000      2,019,198
United States Treasury Notes 4.00% due 02/15/15                                      250,000        239,307
United States Treasury Notes 4.25% due 10/15/10                                       30,000         29,627
United States Treasury Notes 4.25% due 08/15/14                                       63,000         61,472
United States Treasury Notes 4.25% due 08/15/15                                       43,000         41,829
United States Treasury Notes 4.50% due 02/15/09                                      450,000        448,400
United States Treasury Notes 4.50% due 11/15/10                                       15,000         14,948
United States Treasury Notes 4.50% due 02/28/11                                        3,000          2,989
United States Treasury Notes 4.50% due 11/15/15                                       96,000         95,070
United States Treasury Notes 4.63% due 02/29/08                                      124,000        123,700
United States Treasury Notes 4.88% due 02/15/12                                       10,000         10,140
United States Treasury Notes 5.00% due 08/15/11                                        8,000          8,154
United States Treasury Notes 5.13% due 05/15/16                                       10,000         10,373
United States Treasury Notes 5.63% due 05/15/08                                      650,000        658,862
United States Treasury Notes 6.50% due 10/15/06(15)                                  200,000        200,070
                                                                                               ------------
                                                                                                 29,672,770
                                                                                               ------------
UTILITIES -- 0.7%
ELECTRIC UTILITIES -- 0.4%
AES Corp. 8.88% due 02/15/11                                                          20,000         21,400
American Electric Power, Inc. 4.71% due 08/16/07                                      18,000         17,877
Appalachian Power Co. 5.00% due 06/01/17                                              18,000         16,862
Calpine Corp. 8.75% due 07/15/13*(10)(11)                                             45,000         45,338
Centerpoint Energy Houston Electric, LLC Series L2 5.60% due 07/01/23                 20,000         19,373
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                 30,000         30,141
Commonwealth Edison Co. 5.95% due 08/15/16                                            30,000         30,415
Consumers Energy Co. 4.25% due 04/15/08*                                              30,000         29,474
Dominion Resources, Inc. 5.69% due 05/15/08(7)                                        33,000         33,135

                                                                                   PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                           AMOUNT       (NOTE 2)
-----------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Duke Energy Corp. 4.20% due 10/01/08                                              $   30,000   $     29,373
Entergy Louisiana, Inc. 5.83% due 11/01/10                                            45,000         44,884
Florida Power & Light Co. 5.95% due 10/01/33                                          16,000         16,512
Pepco Holdings, Inc. 5.50% due 08/15/07                                              260,000        259,940
Pepco Holdings, Inc. 6.45% due 08/15/12                                               15,000         15,523
PSE&G Power, LLC 3.75% due 04/01/09                                                  110,000        105,977
PSE&G Power, LLC 7.75% due 04/15/11                                                  155,000        168,175
PSI Energy, Inc. 7.85% due 10/15/07                                                   44,000         45,057
Public Service Electric & Gas Co. 5.00% due 08/15/14                                  18,000         17,528
Puget Sound Energy, Inc. 5.20% due 10/01/15                                           43,000         41,398
Reliant Energy Resources Corp. 7.75% due 02/15/11                                     30,000         32,537
Reliant Energy, Inc. 9.50% due 07/15/13                                               20,000         20,750
Texas-New Mexico Power Co. 6.25% due 01/15/09                                        100,000        101,674
TXU Corp. 4.80% due 11/15/09                                                         200,000        194,935
GAS & PIPELINE UTILITIES -- 0.3%
Duke Energy Field Services 6.88% due 02/01/11                                         15,000         15,766
Energen Corp. 7.63% due 12/15/10                                                     200,000        212,793
Kinder Morgan Finance Co., ULC 5.70% due 01/05/16                                     27,000         24,924
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                   525,000        503,038
NGC Corp. Capital Trust 8.32% due 06/01/27                                            25,000         22,750
Oneok Partners LP 6.15% due 10/01/16                                                  15,000         15,141
Southern California Gas Co. 5.75% due 11/15/35                                        15,000         15,071
TELEPHONE -- 0.0%
GTE Northwest, Inc. 5.55% due 10/15/08                                                15,000         15,008
GTE Southwest, Inc. 8.50% due 11/15/31                                                40,000         47,877
                                                                                               ------------
                                                                                                  2,210,646
                                                                                               ------------
TOTAL BONDS & NOTES (cost $102,726,123)                                                         102,933,347
                                                                                               ------------
FOREIGN BONDS & NOTES -- 2.2%
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & Tobacco -- 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                   110,000        126,775
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                  210,000        253,050
                                                                                               ------------
                                                                                                    379,825
                                                                                               ------------
ENERGY -- 0.0%
ENERGY SOURCES -- 0.0%
Nexen, Inc. 5.88% due 03/10/35                                                        15,000         14,302
                                                                                               ------------
FINANCE -- 0.8%
BANKS -- 0.2%
Caisse Nationale des Casisses d'Epargne et de Prevoyance 5.55% due 12/30/09(13)       23,000         18,515
HBOS Capital Funding LP 6.85% due 03/23/09(6)                                         38,000         38,095
NIBC NV 5.82% due 12/11/13*(6)                                                        15,000         14,601
Landsbanki Islands Hf 6.10% due 08/25/11                                              15,000         15,157
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                              330,000        363,573

                                                          PRINCIPAL       VALUE
FOREIGN BONDS & NOTES (CONTINUED)                          AMOUNT**     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE -- 0.8% (CONTINUED)
FINANCIAL SERVICES -- 0.3%
Aiful Corp. 4.45% due 02/16/10*                            $285,000   $  273,124
Basell AF SCA 8.38% due 08/15/15*                            50,000       49,625
UFJ Finance Aruba AEC 6.75% due 07/15/13                    485,000      519,050
INSURANCE -- 0.3%
AXA SA 8.60% due 12/15/30                                   390,000      497,910
VTB Capital SA 6.25% due 06/30/35*                          325,000      326,625
XL Capital Finance PLC 6.50% due 01/15/12                   120,000      125,170
                                                                      ----------
                                                                       2,241,445
                                                                      ----------
FOREIGN GOVERNMENT BONDS -- 0.3%
FOREIGN GOVERNMENT -- 0.3%
Federal Republic of Brazil 8.00% due 01/15/18                20,000       21,970
Federal Republic of Brazil 10.50% due 07/14/14               30,000       37,695
Province of Quebec 7.50% due 09/15/29                        34,000       43,615
Republic of Argentina 5.59% due 08/03/12(2)                  45,000       31,478
Republic of Argentina 8.28% due 12/31/33(12)                100,125       96,370
Republic of Turkey 9.00% due 06/30/11                        30,000       32,775
Republic of Turkey 11.88% due 01/15/30                      100,000      147,375
Republic of Venezuela 8.50% due 10/08/14                     15,000       16,612
Republic of Venezuela 9.25% due 09/15/27                    120,000      146,940
Russian Federation 5.00% due 03/31/30*(7)                    18,000       20,059
Russian Federation 5.00% due 03/31/30(7)                    130,000      145,093
United Mexican States 6.75% due 09/27/34                    240,000      254,760
                                                                      ----------
                                                                         994,742
                                                                      ----------
INDUSTRIAL & COMMERCIAL -- 0.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*          206,548      210,865
MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                           13,000       13,204
                                                                      ----------
                                                                         224,069
                                                                      ----------
INFORMATION & ENTERTAINMENT -- 0.0%
BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)             39,000       34,125
                                                                      ----------
INFORMATION TECHNOLOGY -- 0.7%
TELECOMMUNICATIONS -- 0.7%
British Telecommunications PLC 8.63% due 12/15/30            15,000       20,011
France Telecom SA 7.75% due 03/01/11                        310,000      339,629
France Telecom SA 8.50% due 03/01/31                        160,000      208,759
Telecom Italia Capital SA 4.00% due 01/15/10                 45,000       42,638
Telecom Italia Capital SA 5.25% due 11/15/13                 25,000       23,672
Telecom Italia Capital SA 5.25% due 10/01/15                 15,000       13,899
Telecom Italia Capital SA 6.20% due 07/18/11                410,000      414,869
Telecom Italia Capital SA 6.38% due 11/15/33                 44,000       41,149
Telefonica Emisiones SAU 6.42% due 06/20/16                 260,000      267,495
Telefonica Emisiones SAU 7.05% due 06/20/36                 260,000      274,385
TELUS Corp. 7.50% due 06/01/07                               22,000       22,287
TELUS Corp. 8.00% due 06/01/11                               33,000       36,376
                                                                      ----------
                                                                       1,705,169
                                                                      ----------

                                                                   PRINCIPAL      VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                    AMOUNT      (NOTE 2)
-------------------------------------------------------------------------------------------
REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                    $ 30,000   $     31,585
                                                                               ------------
UTILITIES -- 0.2%
TELEPHONE -- 0.2%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(13)     280,000        305,450
Deutsche Telekom International Finance BV 8.25% due 06/15/30(13)     250,000        305,423
GAS & PIPELINE UTILITIES -- 0.00%
Petrobras International Finance Co. 6.13% due 10/06/16                35,000         34,845
                                                                               ------------
                                                                                    645,718
                                                                               ------------
TOTAL FOREIGN BONDS & NOTES (cost $6,124,708)                                     6,270,980
                                                                               ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $268,972,426)                       284,328,356
                                                                               ------------

SHORT-TERM INVESTMENT SECURITIES -- 3.6%
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 3.6%
Federal Home Loan Bank Cons. Disc. Notes 4.75% due 10/02/06 (cost $10,498,615)   10,500,000   10,498,615
                                                                                              ----------

REPURCHASE AGREEMENTS -- 4.4%
---------------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $1,343,336 and collateralized by
   $1,385,000 of United States Treasury Bonds, bearing interest at 4.75%, due 01/19/16
   and having an approximate value of $1,374,613                                            1,343,000       1,343,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $1,303,326 and collateralized by
   $1,295,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/17/26
   and having an approximate value of $1,333,850                                            1,303,000       1,303,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)                               10,258,000      10,258,000
                                                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $12,904,000)                                                             12,904,000
                                                                                                        -------------
TOTAL INVESTMENTS --
   (cost $292,375,041)@                          105.4%                                                   307,730,971
Liabilities in excess of other assets --          (5.4)                                                   (15,795,353)
                                                 -----                                                  -------------
NET ASSETS --                                    100.0%                                                 $ 291,935,618
                                                 =====                                                  =============

----------
+    Non-income producing security

* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $7,692,022 representing 2.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@    See Note 3 for cost of investments on a tax basis.

(1) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate.The rate reflected is as of September 30, 2006.

(2) Floating rate security where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.

(3)  Collateralized Mortgaged Obligation

(4) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(5) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

(6) Perpetual maturity date. The maturity date shown represents the next call date.

(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(8)  Fair valued security; see Note 2.

(9)  Illiquid Security

(10) Bond in default

(11) Company has filed Chapter 11 bankruptcy protection.

(12) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

(13) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2006.

(14) See Note 2 for details of Joint Repurchase Agreement

(15) The security was pledged as collateral to cover margin requirements for open future contracts.

(16) To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of September 30, 2006, the Multi-Managed Moderate Growth portfolio held the following restricted securities:

                                                                          MARKET    VALUE AS A
                          ACQUISITION            ACQUISITION   MARKET     VALUE      % OF NET
NAME                          DATE      SHARES       COST       VALUE   PER SHARE     ASSETS
----------------------------------------------------------------------------------------------
ICO North America, Inc.
7.50% due 08/15/09          08/11/05     5,000     $10,000     $6,100     $1.22          0.0%

Southern Energy, Inc.
7.90% due 07/15/09          07/15/05    25,000           0          0         0          0.0
                                                               ------                    ---
                                                               $6,100                    0.0%
                                                               ======                    ===

ADR -- American Depository Receipt

REMIC -- Real Estate Mortgage Investment Conduit.

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                       VALUE AS OF      UNREALIZED
NUMBER OF                                                 VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS          DESCRIPTION         EXPIRATION DATE   TRADE DATE        2006       (DEPRECIATION)
----------------------------------------------------------------------------------------------------
2 Long      U.S. Treasury 10 YR Note    December 2006     $215,068        $216,125        $1,057
                                                                                          ======

                                                     PRINCIPAL    VALUE
BONDS & NOTES SOLD SHORT -- (0.1%)                     AMOUNT    (NOTE 2)
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- (0.1%)
Federal Home Loan Mtg. Corp. 6.50% due October TBA
(Proceeds ($198,830)                                $(195,200)  $(198,799)
                                                                =========

OPEN FOREIGN BOND FORWARD CONTRACTS

                                                                         VALUE AS OF     UNREALIZED
                                                          VALUE AT      SEPTEMBER 30,   APPRECIATION/
DESCRIPTION          PRINCIPAL AMOUNT   DELIVERY DATE   TRADE DATE          2006        DEPRECIATION
-----------------------------------------------------------------------------------------------------
Kingdom of Sweden
3.00% due 07/12/16    SEK(10,225,000)       11/30/06     $(1,325,413)   $(1,320,656)       $  4,757
Kingdom of Sweden
5.25% due 03/11/15    SEK(42,350,000)       11/30/06      (6,163,739)    (6,173,796)        (10,057)
                                                                                           --------
                                                                                           $ (5,300)
                                                                                           ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT            IN         DELIVERY   GROSS UNREALIZED
    TO DELIVER       EXCHANGE FOR      DATE       APPRECIATION
----------------------------------------------------------------
*USD     607,250    GBP     325,000   12/20/06      $  1,785
*AUD   1,480,000    USD   1,130,365   12/20/06        29,224
*CAD     395,000    USD     357,367   12/20/06         3,120
*EUR   1,010,000    USD   1,286,841   12/20/06           525
*JPY 440,730,000    USD   3,804,749   12/20/06        31,766
*SGD     930,000    USD     595,314   12/20/06         7,348
                                                     -------
                                                      73,768
                                                     -------

      CONTRACT           IN          DELIVERY   GROSS UNREALIZED
    TO DELIVER      EXCHANGE FOR       DATE       DEPRECIATION
----------------------------------------------------------------
*USD     724,494    AUD     950,000   12/20/06      $(17,682)
*USD     149,561    CAD     165,000   12/20/06        (1,585)
*USD   1,417,937    EUR   1,113,000   12/20/06          (442)
*USD   3,607,351    JPY 417,330,000   12/20/06       (34,689)
*USD   2,634,472    SGD   4,115,000   12/20/06       (32,872)
*EUR     263,000    USD     334,937   12/20/06           (15)
*GBP     430,000    USD     802,996   12/20/06        (2,806)
 KRW 195,810,000    USD     205,101   12/20/06        (2,250)
                                                    ---------
                                                     (92,341)
                                                    ---------
Net Unrealized Appreciation (Depreciation)          $(18,573)
                                                    =========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Pound Sterling
SGD -- Singapore Dollar
JPY -- Japanese Yen
KRW -- South Korean Won
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)
INDUSTRY ALLOCATION*
U.S. Government Agencies           24.0%
Financial Services                 18.9
U.S. Treasuries                    11.7
Drugs                               4.1
Banks                               4.0
Telecommunications                  3.3
Food, Beverage & Tobacco            3.0
Insurance                           2.6
Broadcasting & Media                2.4
Energy Sources                      2.2
Electric Utilities                  2.1
Retail                              2.0
Computers & Business Equipment      1.7
Energy Services                     1.7
Computer Software                   1.5
Leisure & Tourism                   1.5
Real Estate Investment Trusts       1.5
Chemicals                           1.2
Repurchase Agreements               1.1
Business Services                   1.0
Medical Products                    1.0
Aerospace & Military Technology     0.8
Household & Personal Products       0.8
Telephone                           0.8
Foreign Government                  0.8
Real Estate Companies               0.7
Computer Services                   0.5
Gas & Pipeline Utilities            0.5
Communication Equipment             0.4
Electronics                         0.4
Housing & Household Durables        0.4
Machinery                           0.4
Metals & Minerals                   0.4
Multi-Industry                      0.4
Transportation                      0.4
Automotive                          0.3
Entertainment Products              0.3
Forest Products                     0.3
Health Services                     0.3
Apparel & Textiles                  0.2
Electrical Equipment                0.2
Education                           0.1
Internet Content                    0.1
Municipal Bonds                     0.1
Plastic                             0.1
                                  -----
                                  102.2%
                                  =====

*    Calculated as a percentage of net assets.

CREDIT QUALITY+#
Government - Treasury              17.3%
Government - Agency                31.1
AAA                                14.2
AA                                  1.8
A                                  11.4
BBB                                17.5
BB                                  1.8
B                                   1.0
CCC                                 0.3
Below C                             0.1
Not Rated@                          3.5
                                  -----
                                  100.0%
                                  =====

*    Calculated as a percentage of net assets.

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+    Source: Standard and Poors

# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                    VALUE
COMMON STOCK -- 30.8%                   SHARES     (NOTE 2)
-----------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.2%
APPAREL & TEXTILES -- 0.2%
NIKE, Inc., Class B                      4,800   $  420,576
RETAIL -- 2.0%
Best Buy Co., Inc.                       3,400      182,104
CVS Corp.                               11,000      353,320
Federated Department Stores, Inc.       51,455    2,223,370
J.C. Penney Co., Inc.                   10,930      747,503
Kohl's Corp.+                            2,700      175,284
Target Corp.                             5,000      276,250
Wal-Mart Stores, Inc.                   11,900      586,908
Walgreen Co.                             3,600      159,804
                                                 ----------
                                                  5,125,119
                                                 ----------
CONSUMER STAPLES -- 2.7%
FOOD, BEVERAGE & TOBACCO -- 1.9%
Anheuser-Busch Cos., Inc.                2,800      133,028
Bunge, Ltd.                              8,665      502,137
Campbell Soup Co.                       11,900      434,350
Coca-Cola Co.                            8,600      384,248
Diageo PLC ADR+                          7,100      504,384
Kellogg Co.                              3,600      178,272
Kraft Foods, Inc.                       14,100      502,806
Kroger Co.                              16,000      370,240
PepsiCo, Inc.                            9,700      633,022
Whole Foods Market, Inc.                14,670      871,838
HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Clorox Co.                               3,200      201,600
Colgate-Palmolive Co.                    9,200      571,320
Kimberly-Clark Corp.                     2,900      189,544
Procter & Gamble Co.                    16,300    1,010,274
                                                 ----------
                                                  6,487,063
                                                 ----------
ENERGY -- 3.4%
ENERGY SERVICES -- 1.5%
Baker Hughes, Inc.                       4,900      334,180
Hess Corp.                               9,805      406,123
Schlumberger, Ltd.                       6,000      372,180
Southern Co.                             8,200      282,572
Suncor Energy, Inc.                     19,950    1,437,397
Valero Energy Corp.                     15,225      783,631
ENERGY SOURCES -- 1.9%
Apache Corp.                             6,360      401,952
Chevron Corp.                            5,400      350,244

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
ConocoPhillips                                              28,260   $ 1,682,318
EOG Resources, Inc.                                          6,485       421,849
Exxon Mobil Corp.                                           10,200       684,420
GlobalSantaFe Corp.                                          1,600        79,984
Occidental Petroleum Corp.                                  10,345       497,698
Peabody Energy Corp.                                         7,725       284,126
XTO Energy, Inc.                                             4,200       176,946
                                                                     -----------
                                                                       8,195,620
                                                                     -----------
FINANCE -- 5.7%
BANKS -- 2.2%
Bank of America Corp.                                       10,200       546,414
Bank of New York Co., Inc.                                  11,400       401,964
Commerce Bancorp, Inc.                                      36,655     1,345,605
Marshall & Ilsley Corp.                                        700        33,726
PNC Financial Services Group, Inc.                           2,100       152,124
SunTrust Banks, Inc.                                         2,000       154,560
U.S. Bancorp                                                 6,500       215,930
Wachovia Corp.                                               2,900       161,820
Wells Fargo & Co.                                           59,875     2,166,278
FINANCIAL SERVICES -- 3.3%
American Express Co.                                        37,485     2,102,159
Citigroup, Inc.                                              9,700       481,799
Fannie Mae                                                   2,900       162,139
Freddie Mac                                                  1,600       106,128
Goldman Sachs Group, Inc.                                    8,145     1,377,889
J.P. Morgan Chase & Co.                                      6,900       324,024
KKR Private Equity Investors LP+                            68,909     1,464,316
Moody's Corp.                                               20,460     1,337,675
Morgan Stanley                                               5,700       415,587
INSURANCE -- 0.2%
AFLAC, Inc.                                                  3,000       137,280
Hartford Financial Services Group, Inc.                      1,900       164,825
XL Capital, Ltd.                                             2,400       164,880
                                                                     -----------
                                                                      13,417,122
                                                                     -----------
HEALTHCARE -- 5.2%
DRUGS -- 4.0%
Abbott Laboratories                                          8,100       393,336
Allergan, Inc.                                                  62         6,982
Amgen, Inc.+                                                 3,280       234,618
Amylin Pharmaceuticals, Inc.+                               12,450       548,672
Caremark Rx, Inc.                                            3,300       187,011
Genentech, Inc.+                                            19,625     1,622,987
Gilead Sciences, Inc.+                                      27,690     1,902,303
GlaxoSmithKline PLC                                          4,500       239,535
ImClone Systems, Inc.+                                       7,900       223,728
Kos Pharmaceuticals, Inc.+                                   2,100       103,782
Novartis AG ADR                                             12,000       701,280

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Pfizer, Inc.                                                17,600   $   499,136
Roche Holdings AG                                            7,467     1,291,028
Teva Pharmaceutical Industries, Ltd. ADR                    19,820       675,664
Wyeth                                                       14,400       732,096
HEALTH SERVICES -- 0.2%
Medco Health Solutions, Inc.+                                6,000       360,660
Wellpoint, Inc.+                                             2,000       154,100
MEDICAL PRODUCTS -- 1.0%
Alcon, Inc.                                                  5,720       654,940
Baxter International, Inc.                                   6,300       286,398
Johnson & Johnson                                            9,800       636,412
Medtronic, Inc.                                              9,300       431,892
St. Jude Medical, Inc.+                                      5,400       190,566
Zimmer Holdings, Inc.+                                       4,400       297,000
                                                                     -----------
                                                                      12,374,126
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 2.6%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Boeing Co.                                                   3,800       299,630
General Dynamics Corp.                                       4,900       351,183
Lockheed Martin Corp.                                        4,800       413,088
Northrop Grumman Corp.                                       2,300       156,561
Raytheon Co.                                                 6,200       297,662
United Technologies Corp.                                    3,700       234,395
BUSINESS SERVICES -- 0.7%
Automatic Data Processing, Inc.                              3,500       165,690
Fluor Corp.                                                  2,300       176,847
Monsanto Co.                                                30,535     1,435,450
ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co.                                         6,600       553,476
MACHINERY -- 0.4%
Caterpillar, Inc.                                            2,600       171,080
Deere & Co.                                                  6,690       561,358
Parker-Hannifin Corp.                                        1,700       132,141
MULTI-INDUSTRY -- 0.4%
General Electric Co.                                        21,200       748,360
Honeywell International, Inc.                                4,000       163,600
TRANSPORTATION -- 0.2%
Union Pacific Corp.                                          1,300       114,400
United Parcel Service, Inc.                                  3,400       244,596
                                                                     -----------
                                                                       6,219,517
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 1.2%
BROADCASTING & MEDIA -- 0.4%
Comcast Corp., Special Class A+                             28,700     1,056,447

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                              7,900   $   244,189
                                                                     -----------
LEISURE & TOURISM -- 0.7%
Boyd Gaming Corp.                                           12,290       472,428
Harrah's Entertainment, Inc.                                16,880     1,121,338
                                                                     -----------
                                                                       2,894,402
                                                                     -----------
INFORMATION TECHNOLOGY -- 5.3%
COMMUNICATION EQUIPMENT -- 0.4%
QUALCOMM, Inc.                                              24,990       908,386
COMPUTER SERVICES -- 0.4%
Sun Microsystems, Inc.+                                    178,360       886,449
COMPUTER SOFTWARE -- 1.5%
Activision, Inc.+                                           24,600       371,460
Electronic Arts, Inc.+                                      46,260     2,575,757
Microsoft Corp.                                             13,800       377,154
Oracle Corp.+                                                8,000       141,920
COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Apple Computer, Inc.+                                       39,645     3,053,855
Hewlett-Packard Co.                                          6,200       227,478
International Business Machines Corp.                        2,500       204,850
Research In Motion, Ltd.+                                    6,355       652,404
ELECTRONICS -- 0.2%
Advanced Micro Devices, Inc.+                                2,000        49,700
Intel Corp.                                                  9,400       193,358
Texas Instruments, Inc.                                      8,700       289,275
INTERNET CONTENT -- 0.1%
Google, Inc., Class A+                                         515       206,979
TELECOMMUNICATIONS -- 1.0%
BellSouth Corp.                                              6,500       277,875
Corning, Inc.+                                              20,400       497,964
Level 3 Communications, Inc.+                               99,755       533,689
Sprint Corp.                                                 3,300        56,595
Time Warner Telecom, Inc., Class A+                         38,205       726,277
Verizon Communications, Inc.                                 6,400       237,632
                                                                     -----------
                                                                      12,469,057
                                                                     -----------
MATERIALS -- 1.1%
CHEMICALS -- 0.8%
Potash Corp. of Saskatchewan, Inc.                          10,060     1,048,151
Praxair, Inc.                                                4,900       289,884
Syngenta AG+                                                 3,324       501,345
METALS & MINERALS -- 0.3%
Barrick Gold Corp.                                          12,000       368,640
Newmont Mining Corp.                                         7,600       324,900
                                                                     -----------
                                                                       2,532,920
                                                                     -----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
UTILITIES -- 1.4%
ELECTRIC UTILITIES -- 1.2%
AES Corp.+                                                  90,390   $ 1,843,052
Dominion Resources, Inc.                                     1,200        91,788
FPL Group, Inc.                                              7,300       328,500
PG&E Corp.                                                   8,400       349,860
Progress Energy, Inc.                                        4,900       222,362
TELEPHONE -- 0.2%
AT&T, Inc.                                                  13,700       446,072
                                                                     -----------
                                                                       3,281,634
                                                                     -----------
TOTAL COMMON STOCK (cost $64,784,628)                                 72,996,580
                                                                     -----------

PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------
FINANCE -- 0.1%
FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp.Public Income Note Pines(1)    5,000       115,000
                                                                     -----------
U.S. GOVERNMENT AGENCIES -- 0.0%
U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.09%(2)              1,000        52,938
                                                                     -----------
TOTAL PREFERRED STOCK (cost $179,250)                                    167,938
                                                                     -----------

                                                                                             PRINCIPAL
ASSET-BACKED SECURITIES -- 11.3%                                                              AMOUNT
------------------------------------------------------------------------------------------------------------------
FINANCE -- 11.0%
FINANCIAL SERVICES -- 11.0%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                                $  440,000     429,991
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*                                   725,000     711,540
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(4)                            80,000      81,061
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 09/10/47(3)(4)                100,000      99,023
Banc of America Commercial Mtg., Inc., Series 2006-4 AJ 5.70% due 07/10/46*(3)                 420,000     427,724
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.10% due 10/10/45*(3)(4)               145,000     140,836
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(3)(4)              252,594     250,435
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 G 5.75% due 09/11/38(2)         28,000      27,937
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*(2)       165,000     166,065
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(3)     1,000,000     966,206
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                            808,788     797,711
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                     475,000     463,282
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10                   613,247     603,188
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                         885,000     854,829
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                         210,000     206,227
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40% due 07/15/44(3)(4)      295,000     294,003
Commercial Mtg. Pass Through Certificates, Series 2006-C7 5.96% due 06/10/46(3)              1,300,000   1,346,679
Commerical Mtg. Pass Through Certificates, Series 2004-LB2A A3 4.22% due 03/10/39*(3)          762,000     736,786
Credit Suisse Mtg. Capital Certificate, Series 2006-TFLA C 5.59% due 04/15/21*(2)(3)           131,000     131,040
Credit Suisse Mtg. Capital Certificate, Series 2006-TFLA D 5.61% due 04/15/21*(2)(3)           131,000     131,040
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(3)                 20,072      20,120
Countrywide Asset-Backed Certificates, Series 2006-S6 A3 5.66% due 03/25/34                    260,000     259,558

                                                                                          PRINCIPAL      VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                         AMOUNT      (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(3)                    $  179,437   $   180,579
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(3)      1,000,000       993,633
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(3)                       600,000       601,780
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.60% due 04/25/35(3)(4)                           590,840       591,300
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                       320,000       312,494
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                         850,000       823,235
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                             180,397       177,463
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                              67,347        67,253
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16E 5.84%
   due 05/12/45(3)                                                                          110,000       111,624
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
   due 01/12/37(3)                                                                          700,000       681,548
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8 H 5.99%
   due 05/15/45(3)                                                                          105,000       104,225
LB-UBS Commercial Mtg. Trust, Series 2004-C4 C 5.30% due 06/15/36(3)(4)                      45,000        45,163
LB-UBS Commercial Mtg. Trust, Series 2006-C6 K 6.06% due 09/15/39(3)                        255,000       256,059
LB-UBS Commercial Mtg. Trust, Series 2005-C5 A2 4.89% due 09/15/30(3)                       450,000       446,604
Merrill Lynch Countrywide Commercial Mtg. Trust, Series 2006-3 5.49% due 07/12/46           290,000       291,018
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(3)                  42,845        43,224
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.57% due 12/25/34(3)(4)             364,399       358,695
Merrill Lynch Mtg. Trust, Series 2006-C1 A2 5.80% due 05/12/39                            1,300,000     1,324,771
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(3)                         650,000       636,582
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(3)                        1,335,000     1,288,953
Morgan Stanley Capital I, Series 2004-IQ8 C 5.30% due 06/15/40                              115,000       113,354
Mortgage IT Trust, Series 2005-4 A1 5.61% due 10/25/35(3)(13)                               790,995       791,417
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                    585,000       572,474
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(3)                     500,000       532,366
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                           210,000       219,997
PP&L Transition Bond Co., LLC Series 1999-1 A7 7.05% due 06/25/09                           105,082       105,905
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                         350,000       344,139
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33                 470,000       452,832
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                  885,000       869,640
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A E 5.60% due 09/15/21(3)(4)             90,000        90,000
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A F 5.66% due 09/15/21(3)(4)            300,000       300,000
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(3)(4)        905,535       889,167
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(3)(4)      747,064       737,716
West Penn Funding, LLC, Series 1999-A A4 6.98% due 12/26/08                                 571,908       581,287
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                              960,000       945,220
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                               35,067        35,050
                                                                                                      -----------
                                                                                                       26,062,048
                                                                                                      -----------
REAL ESTATE -- 0.3%
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
IMPAC CMB Trust, Series 2005-4 1A1A 5.60% due 05/25/35(3)(13)                               590,381       591,516
                                                                                                      -----------
TOTAL ASSET-BACKED SECURITIES (cost $27,041,502)                                                       26,653,564
                                                                                                      -----------

                                                            PRINCIPAL      VALUE
BONDS & NOTES -- 53.2%                                       AMOUNT      (NOTE 2)
----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.7%
AUTOMOTIVE -- 0.3%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14          $  8,000   $    5,880
DaimlerChrysler NA Holding Corp. 5.75% due 09/08/11            30,000       29,859
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11           150,000      150,197
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12            30,000       31,887
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31           220,000      261,450
Ford Motor Co. 7.45% due 07/16/31                             145,000      112,012
General Motors Corp. 7.13% due 07/15/13                        50,000       43,938
General Motors Corp. 8.25% due 07/15/23                        20,000       17,325
HOUSING & HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. 5.38% due 06/15/12                           45,000       42,975
D.R. Horton, Inc. 5.63% due 09/15/14                          280,000      263,986
D.R. Horton, Inc. 6.88% due 05/01/13                          205,000      209,402
Pulte Homes, Inc. 7.88% due 08/01/11                          170,000      183,528
Pulte Homes, Inc. 8.13% due 03/01/11                          185,000      201,168
RETAIL -- 0.0%
Wendy's International, Inc. 7.00% due 12/15/25                110,000      102,712
                                                                        ----------
                                                                         1,656,319
                                                                        ----------
CONSUMER STAPLES -- 0.9%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Altria Group, Inc. 7.00% due 11/04/13                         550,000      599,678
Diageo Capital PLC 5.13% due 01/30/13                          60,000       59,423
Kraft Foods, Inc. 6.25% due 06/01/12                          600,000      624,039
Reynolds American, Inc. 7.25% due 06/01/13                    310,000      318,999
Sabmiller PLC 6.50% due 07/01/16                               60,000       62,677
Tyson Foods, Inc. 6.60% due 04/01/16                          355,000      365,527
                                                                        ----------
                                                                         2,030,343
                                                                        ----------
EDUCATION -- 0.1%
EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96      170,000      209,737
                                                                        ----------
ENERGY -- 0.5%
ENERGY SERVICES -- 0.2%
Chesapeake Energy Corp. 7.50% due 09/15/13                     10,000       10,150
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06      33,000       32,995
Energy East Corp. 6.75% due 07/15/36                           70,000       73,271
Hanover Compressor Co. 9.00% due 06/01/14                      35,000       37,100
Hilcorp Energy I LP 10.50% due 09/01/10*                       27,000       29,059
Petroleum Export Peloil 5.27% due 06/15/11*                   269,356      262,049
Premcor Refining Group, Inc. 6.75% due 02/01/11*               63,000       65,776
Seitel, Inc. 11.75% due 07/15/11                               35,000       41,562
Southern Energy, Inc. 7.90% due 07/15/09+(8)(9)(15)            50,000            0
ENERGY SOURCES -- 0.3%
Amerada Hess Corp. 7.88% due 10/01/29                          40,000       47,269
Anadarko Petroleum Corp. 5.95% due 09/15/16                    60,000       60,717
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                   62,000       62,438
ConocoPhillips 7.00% due 03/30/29                             118,000      135,338
El Paso Production Holding Co. 7.75% due 06/01/13              85,000       86,912

                                                                               PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT     (NOTE 2)
-----------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Encore Acquisition Co. 6.00% due 07/15/15                                       $ 14,000   $   12,810
Encore Acquisition Co. 6.25% due 04/15/14                                         11,000       10,285
NRG Energy, Inc. 7.25% due 02/01/14                                                5,000        4,963
NRG Energy, Inc. 7.38% due 02/01/16                                               75,000       74,531
Sempra Energy 4.62% due 05/17/07                                                  63,000       62,695
Shell International Finance 5.63% due 06/27/11                                    70,000       71,672
                                                                                           ----------
                                                                                            1,181,592
                                                                                           ----------
FINANCE -- 7.5%
BANKS -- 1.5%
Bank of America Corp. 5.25% due 12/01/15                                         200,000      196,936
Bank of America Corp. 7.40% due 01/15/11                                         470,000      508,670
BankBoston Capital Trust IV 5.87% due 06/08/28(2)                                 73,000       70,667
Barclays Bank PLC 5.93% due 12/15/16*(6)                                          70,000       69,892
Branch Banking & Trust 5.63% due 09/15/16                                         30,000       30,313
Comerica, Inc. 4.80% due 05/01/15                                                 35,000       33,043
First Maryland Capital II 6.34% due 02/01/27(2)                                   64,000       62,558
Huntington National Bank 6.60% due 06/15/18                                       34,000       36,132
Independence Community Bank Corp. 3.50% due 06/20/13(2)                           32,000       31,033
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                      58,000       59,219
Met Life Global Funding I 5.75% due 07/25/11*                                     30,000       30,646
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                          610,000      616,591
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(6)                         65,000       68,861
National Westminster Bank 7.75% due 10/16/07(5)                                   25,000       25,521
Popular North America, Inc. 5.65% due 04/15/09                                    45,000       45,153
RSHB Capital SA 7.18% due 05/16/13                                               300,000      310,836
Sanwa Bank, Ltd. 7.40% due 06/15/11                                               35,000       37,810
Southtrust Bank NA 4.75% due 03/01/13                                             70,000       67,915
UBS AG Stamford CT 5.88% due 07/15/16                                             30,000       30,877
Union Bank of California 5.95% due 05/11/16                                       70,000       72,183
US Bank NA 3.90% due 08/15/08                                                     14,000       13,723
Wachovia Capital Trust III 5.80% due 03/15/11                                    435,000      436,181
Wachovia Corp. 4.88% due 02/15/14                                                260,000      251,546
Washington Mutual Bank FA 5.50% due 01/15/13                                      78,000       77,956
Washington Mutual Bank FA 5.95% due 05/20/13                                      70,000       71,455
Wells Fargo & Company 3.98% due 10/29/10                                          72,000       68,956
Western Financial Bank 9.63% due 05/15/12                                         63,000       69,617
WestLB AG 8.00% due 06/30/11                                                     104,000      107,483
FINANCIAL SERVICES -- 4.1%
ANZ Capital Trust II 5.36% due 12/15/13                                           70,000       67,473
BAE Systems Holdings, Inc. 5.20% due 08/15/15*                                    85,000       81,328
BTM Curacau Holding NV 4.76% due 07/21/10*(2)                                    100,000       97,694
Bunge Ltd. Finance Corp. 5.35% due 04/15/14                                       58,000       55,551
Capital One Financial Corp. 5.70% due 09/15/11                                    60,000       60,422
Capital One Financial Corp. 6.15% due 09/01/16                                    60,000       60,712
Cit Group, Inc. 5.85% due 09/15/16                                                30,000       30,354
Citigroup, Inc. 5.00% due 09/15/14                                               790,000      769,678
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12      82,000       86,510
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                          645,000      630,315
Downey Financial Corp. 6.50% due 07/01/14                                         70,000       70,188

                                                                                PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT      (NOTE 2)
-----------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Farmers Exchange Capital 7.05% due 07/15/28*                                  $  580,000   $  594,468
Ford Motor Credit Co. 5.70% due 01/15/10                                         145,000      133,958
Ford Motor Credit Co. 5.80% due 01/12/09                                           8,000        7,616
Ford Motor Credit Co. 7.38% due 10/28/09                                         175,000      170,066
Ford Motor Credit Co. 9.96% due 04/15/12(2)                                       30,000       31,392
General Electric Capital Corp. 2.80% due 01/15/07                                 87,000       86,402
General Motors Acceptance Corp. 6.75% due 12/01/14                                45,000       43,931
General Motors Acceptance Corp. 6.88% due 09/15/11                               140,000      139,258
General Motors Acceptance Corp. 6.88% due 08/28/12                               352,000      348,411
General Motors Acceptance Corp. 7.75% due 01/19/10                                20,000       20,493
Golden West Financial Corp. 4.75% due 10/01/12                                    75,000       73,013
Goldman Sachs Group, Inc. 6.13% due 02/15/33                                      70,000       69,732
Household Finance Corp. 6.38% due 10/15/11                                       830,000      867,543
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                     1,295,000    1,269,861
JPMC Capital XVIII 6.95% due 08/17/36*                                            30,000       31,865
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10                                 60,000       58,355
Lehman Brothers Holdings, Inc. 5.75% due 05/17/13                                 70,000       71,244
Merrill Lynch & Co., Inc. 6.22% due 09/15/26*                                     70,000       71,207
Morgan Stanley 4.75% due 04/01/14                                              1,050,000      998,529
Morgan Stanley 5.63% due 01/09/12                                                100,000      101,296
Morgan Stanley 6.25% due 08/09/26                                                100,000      103,523
NiSource Finance Corp. 7.88% due 11/15/10                                        350,000      377,552
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                103,333      105,353
Pricoa Global Funding I 5.30% due 09/27/13*                                       60,000       59,965
Principal Life Global Funding I 5.25% due 01/15/13*                               42,000       41,799
Prudential Financial, Inc. 5.10% due 09/20/14                                    165,000      161,108
Residential Capital Corp. 6.38% due 06/30/10*                                    203,000      205,391
Residential Capital Corp. 6.50% due 04/17/13*                                     30,000       30,466
SB Treasury Co., LLC 9.40% due 06/30/08*(5)                                      460,000      488,832
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                       90,000       88,119
Transamerica Finance Corp. 6.40% due 09/15/08                                     33,000       33,649
Verizon Global Funding Corp. 7.75% due 12/01/30                                  240,000      275,119
Washington Mutual Preferred Funding CAYM 7.25% due 03/15/11*(5)                   70,000       69,999
Wea Finance LLC 5.70% due 10/01/16                                                60,000       59,920
Western Union Co. 5.93% due 10/01/16                                             520,000      524,280
ZFS Finance USA Trust II 6.45% due 06/15/16*(6)                                   60,000       59,343
INSURANCE -- 1.9%
ACE Capital Trust II 9.70% due 04/01/30                                          380,000      506,928
ACE INA Holdings, Inc. 5.88% due 06/15/14                                         60,000       60,574
Aegon NV 5.59% due 07/15/14(5)                                                    78,000       64,779
Allstate Corp. 7.20% due 12/01/09                                                 78,000       82,668
Allstate Financing II 7.83% due 12/01/45                                          49,000       51,034
Americo Life, Inc. 7.88% due 05/01/13*                                            44,000       44,246
Amerus Group Co. 6.58% due 05/16/11                                               60,000       62,402
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                80,000       78,006
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                            350,000      383,750
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                               40,000       37,050
Great-West Life & Annuity Insurance Co. 7.15% due 05/16/46                       110,000      114,245
ING Groep NV 5.78% due 12/08/15(5)                                                50,000       49,339
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                 290,000      296,806
Lincoln National Corp. 7.00% due 05/17/66(6)                                     380,000      398,014
Metlife, Inc. 5.00% due 11/24/13                                                  42,000       40,834

                                                                              PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                       AMOUNT      (NOTE 2)
-----------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                         $ 29,000   $    29,162
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13                                  50,000        48,303
Monumental Global Funding II 5.65% due 07/14/11                                  36,000        36,609
Nationwide Life Global Funding I 5.35% due 03/15/11                              70,000        70,377
Navigators Group, Inc. 7.00% due 05/01/16                                       139,000       141,999
Pmi Group, Inc. 6.00% due 09/15/16                                               42,000        42,532
ReliaStar Financial Corp. 8.00% due 10/30/06                                    210,000       210,380
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07                                250,000       250,474
Torchmark Corp. 6.25% due 12/15/06                                              170,000       170,058
Travelers Property Casualty Corp. 6.38% due 03/15/33                            310,000       315,777
Unitrin, Inc. 4.88% due 11/01/10                                                265,000       257,215
W.R. Berkley Capital Trust 8.20% due 12/15/45                                   330,000       331,365
W.R. Berkley Corp. 5.60% due 05/15/15                                           260,000       255,288
XL Capital, Ltd. 5.25% due 09/15/14                                             165,000       160,625
                                                                                          -----------
                                                                                           17,975,895
                                                                                          -----------
HEALTHCARE -- 0.2%
DRUGS -- 0.1%
Abbott Laboratories 5.88% due 05/15/16                                           72,000        74,589
Cardinal Hlth, Inc. 5.80% due 10/15/16                                           60,000        59,917
Merck & Co., Inc. 2.50% due 03/30/07                                             51,000        50,319
Wyeth 5.50% due 02/01/14                                                         56,000        56,106
Wyeth 6.95% due 03/15/11                                                         40,000        42,534
HEALTH SERVICES -- 0.1%
HCA, Inc. 6.95% due 05/01/12                                                     70,000        61,337
Universal Hospital Services, Inc. 10.13% due 11/01/11                            30,000        31,500
MEDICAL PRODUCTS -- 0.0%
Baxter International, Inc. 5.90% due 09/01/16                                    30,000        30,811
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(8)(9)                       25,000             0
                                                                                          -----------
                                                                                              407,113
                                                                                          -----------
INDUSTRIAL & COMMERCIAL -- 0.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Raytheon Co. 6.00% due 12/15/10                                                  30,000        30,792
Raytheon Co. 6.75% due 08/15/07                                                  96,000        97,039
BUSINESS SERVICES -- 0.3%
Affinity Group, Inc. 9.00% due 02/15/12                                          25,000        25,000
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                       310,000       309,989
Monitronics International, Inc. 11.75% due 09/01/10                              40,000        38,700
Pactiv Corp. 7.95% due 12/15/25                                                  70,000        77,215
Pitney Bowes, Inc. 4.75% due 01/15/16                                            51,000        48,529
Rent-Way, Inc. 11.88% due 06/15/10                                               27,000        31,320
Service Corp. International 6.75% due 04/01/16                                   30,000        28,762
Tyco International Group SA 6.00% due 11/15/13                                   60,000        62,090
MACHINERY -- 0.0%
American Standard, Inc. 7.38% due 02/01/08                                       30,000        30,572
MULTI-INDUSTRY -- 0.0%
Servicemaster Company 7.88% due 08/15/09                                         24,000        25,184
Siemens Financieringsmaatschappij NV 5.75% due 10/17/16                          30,000        30,449


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
                                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                      $ 73,000   $   86,510
Canadian National Railway Co. 6.38% due 10/15/11                             60,000       62,871
FedEx Corp. 5.50% due 08/15/09                                               30,000       30,193
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                    150,508      161,901
Ryder Systems, Inc., 5.00% due 06/15/12                                      66,000       63,516
                                                                                      ----------
                                                                                       1,240,632
                                                                                      ----------
INFORMATION & ENTERTAINMENT -- 2.9%
BROADCASTING & MEDIA -- 1.9%
AOL Time Warner, Inc. 6.75% due 04/15/11                                     40,000       41,835
AOL Time Warner, Inc. 7.63% due 04/15/31                                    110,000      121,514
Belo (A.H.) Corp. 6.75% due 05/30/13                                         30,000       30,754
CCH I Holdings LLC/CCH I Holdings Capital Corp. 10.25% due 10/01/13*         20,000       20,350
CCH I Holdings LLC/CCH I Holdings Capital Corp. 11.00% due 10/01/15*         54,000       48,735
Chancellor Media Corp. 8.00% due 11/01/08                                   375,000      392,099
Clear Channel Communications, Inc. 4.90% due 05/15/15                        64,000       56,536
Clear Channel Communications, Inc. 5.00% due 03/15/12                       110,000      103,184
Clear Channel Communications, Inc. 7.65% due 09/15/10                       240,000      253,044
Comcast Cable Communications, Inc. 8.50% due 05/01/27                        50,000       61,412
Comcast Corp. 5.90% due 03/15/16                                            100,000      100,046
Comcast Corp. 6.50% due 11/15/35                                            250,000      251,741
Cox Communications, Inc. 5.45% due 12/15/14                                 390,000      376,722
Cox Communications, Inc. 5.50% due 10/01/15                                  60,000       57,817
Cox Communications, Inc. 7.75% due 11/01/10                                 300,000      323,757
Knight-Ridder, Inc. 6.88% due 03/15/29                                       35,000       33,405
Knight-Ridder, Inc. 7.15% due 11/01/27                                       40,000       38,566
Liberty Media Corp. 7.75% due 07/15/09                                      290,000      302,164
Liberty Media Corp. 7.88% due 07/15/09                                       30,000       31,407
News America, Inc. 7.30% due 04/30/28                                        35,000       37,332
Nexstar Finance, Inc. 7.00% due 01/15/14                                     20,000       18,200
Paxson Communications Corp. 11.76% due 10/15/06(7)                           85,000       85,638
Time Warner Co., Inc. 7.25% due 10/15/17                                     29,000       31,302
Time Warner Entertainment Co. 8.38% due 07/15/33                             35,000       41,279
Time Warner Entertainment Co. 8.38% due 03/15/23                            388,000      448,091
Turner Broadcasting, Inc. 8.38% due 07/01/13                                160,000      179,823
Univision Communications, Inc. 3.88% due 10/15/08                           145,000      137,800
Viacom, Inc. 6.25% due 04/30/16                                             392,000      388,561
Viacom, Inc. 6.63% due 05/15/11                                              60,000       62,342
Viacom, Inc. 6.88% due 04/30/36                                              25,000       24,715
Viacom, Inc. 7.88% due 07/30/30                                             290,000      316,665
Young Broadcasting, Inc. 10.00% due 03/01/11                                 10,000        9,338
ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co. 5.38% due 06/01/07                                          500,000      500,326
LEISURE & TOURISM -- 0.8%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 11/23/12         70,000       68,863
American Airlines, Inc., Series AMBC Pass Through 3.86% due 07/09/10         58,806       55,712
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15            167,983      174,703
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19             34,570       35,780
Brunswick Corp. 5.00% due 06/01/11                                           47,000       44,945
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08     400,000      402,881


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
                                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/19    $ 54,432   $   55,385
GTECH Holdings Corp. 4.50% due 12/01/09                                     325,000      325,988
GTECH Holdings Corp. 4.75% due 10/15/10                                     110,000      110,479
Harrah's Operating Co., Inc. 5.50% due 07/01/10                             190,000      187,119
Harrah's Operating Co., Inc. 6.50% due 06/01/16*                            317,000      310,752
MGM Mirage, Inc. 5.88% due 02/27/14                                          75,000       69,469
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                           15,000       14,663
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13                             40,000       40,438
                                                                                      ----------
                                                                                       6,823,677
                                                                                      ----------
INFORMATION TECHNOLOGY -- 1.7%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 3.50% due 04/15/08                                   30,000       29,125
Electronic Data Systems Corp. 7.45% due 10/15/29                            260,000      285,315
COMPUTER SOFTWARE -- 0.0%
Oracle Corp. 5.00% due 01/15/11                                              21,000       20,799
ELECTRONICS -- 0.2%
Arrow Electronic, Inc. 6.88% due 06/01/18                                    54,000       55,188
Avnet, Inc. 6.63% due 09/15/16                                              390,000      396,933
TELECOMMUNICATIONS -- 1.4%
America Movil SA de CV 6.38% due 03/01/35                                    37,000       35,361
American Cellular Corp., Series B 10.00% due 08/01/11                        60,000       62,850
AT&T Broadband Corp. 8.38% due 03/15/13                                     330,000      376,426
AT&T Wireless Services, Inc. 7.88% due 03/01/11                             660,000      722,761
Centennial Communications Corp. 11.26% due 01/01/13(2)                       50,000       51,625
Corning, Inc. 7.25% due 08/15/36                                             63,000       67,097
Embarq Corp. 7.08% due 06/01/16                                             380,000      387,638
ICO North America, Inc. 7.50% due 08/15/09(8)(9)(15)                         10,000       12,200
Intelsat Bermuda, Ltd. 9.25% due 06/15/16*                                   35,000       36,794
LCI International, Inc. 7.25% due 06/15/07                                   75,000       75,188
New England Telephone & Telegraph Co. 7.88% due 11/15/29                     35,000       37,987
Qwest Corp. 7.50% due 10/01/14                                               15,000       15,488
SBC Communications, Inc. 5.10% due 09/15/14                                 660,000      637,689
SBC Communications, Inc. 5.30% due 11/15/10                                 335,000      334,014
Sprint Capital Corp. 7.63% due 01/30/11                                     290,000      312,246
Sprint Capital Corp. 8.75% due 03/15/32                                     100,000      121,950
Verizon New York, Inc. 6.88% due 04/01/12                                    59,000       61,527
                                                                                      ----------
                                                                                       4,136,201
                                                                                      ----------
MATERIALS -- 0.8%
CHEMICALS -- 0.4%
Agrium, Inc. 7.13% due 05/23/36                                             380,000      402,886
BCI US Finance Corp. 11.01% due 10/15/06*(13)                                75,000       76,500
Cytec Industries, Inc. 4.60% due 07/01/13                                   220,000      203,653
Cytec Industries, Inc. 5.50% due 10/01/10                                   155,000      154,070
Cytec Industries, Inc. 6.00% due 10/01/15                                    60,000       59,263
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14                           19,000       18,418


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
                                                                                  PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                           AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Eastman Chemical Co. 7.63% due 06/15/24                                            $ 35,000   $   38,360
ICI Wilmington, Inc. 7.05% due 09/15/07                                              72,000       72,944
FOREST PRODUCTS -- 0.2%
Consumers International, Inc. 10.25% due 04/01/05+(8)(9)(11)                         20,000            0
Neenah Paper, Inc. 7.38% due 11/15/14                                                10,000        9,375
Pliant Corp. 11.13% due 09/01/09                                                     41,000       40,077
Plum Creek Timberlands LP 5.88% due 11/15/15                                         60,000       59,351
Temple-Inland, Inc. 6.63% due 01/15/18                                              240,000      250,973
Weyerhaeuser Co. 6.88% due 12/15/33                                                  35,000       34,374
METALS & MINERALS -- 0.1%
Barrick Gold Finance Co. 5.80% due 11/15/34                                          35,000       32,569
Barrick Gold Finance, Inc. 7.50% due 05/01/07                                        45,000       45,533
Inco, Ltd. 5.70% due 10/15/15                                                        60,000       57,827
Inco, Ltd. 7.20% due 09/15/32                                                        35,000       35,746
Inco, Ltd. 7.75% due 05/15/12                                                        60,000       64,825
Newmont Mining Corp. 8.63% due 05/15/11                                              30,000       33,704
Timken Co. 5.75% due 02/15/10                                                        52,000       51,791
PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                245,000      244,647
                                                                                              ----------
                                                                                               1,986,886
                                                                                              ----------
MUNICIPAL BONDS -- 0.1%
MUNICIPAL BONDS -- 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08      100,000      102,015
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17     125,000      142,241
                                                                                              ----------
                                                                                                 244,256
                                                                                              ----------
REAL ESTATE -- 1.8%
REAL ESTATE COMPANIES -- 0.6%
AMB Property LP 5.45% due 12/01/10                                                  400,000      403,502
AMB Property LP 5.90% due 08/15/13                                                   24,000       24,376
Colonial Realty LP 6.05% due 09/01/16                                               255,000      257,407
EOP Operating LP 7.00% due 07/15/11                                                  60,000       63,513
Equity One, Inc. 6.25% due 01/15/17                                                  27,000       27,620
Liberty Property LP 7.25% due 03/15/11                                              170,000      181,107
Liberty Property LP 8.50% due 08/01/10                                              180,000      197,880
Mack-Cali Realty LP 5.80% due 01/15/16                                               30,000       30,061
Regency Centers LP 4.95% due 04/15/14                                               140,000      134,941
Simon Property Group LP 5.38% due 08/28/08                                           24,000       23,986
Simon Property Group LP 5.60% due 09/01/11                                           30,000       30,223
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Avalonbay Communities 5.75% due 09/15/16                                             60,000       60,598
Brandywine Operating Partnership LP 5.75% due 04/01/12                              270,000      271,639
Developers Diversified Realty Corp. 5.00% due 05/03/10                              320,000      315,815
Health Care Property Investors, Inc. 6.30% due 09/15/16                             440,000      442,942
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                          30,000       29,279
Kimco Realty Corp. 5.58% due 11/23/15                                               370,000      368,057
Reckson Operating Partnership LP 6.00% due 03/31/16                                 306,000      308,742

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
                                                                      PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                              AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Regency Centers LP 5.25% due 08/01/15*                               $  180,000   $  174,628
Simon Property Group LP 4.60% due 06/15/10                              170,000      165,892
Simon Property Group LP 5.10% due 06/15/15                              190,000      183,012
Simon Property Group LP 5.38% due 06/01/11                              320,000      319,196
United Dominion Realty Trust 6.05% due 06/01/13                         330,000      335,197
                                                                                  ----------
                                                                                   4,349,613
                                                                                  ----------
U.S. GOVERNMENT AGENCIES -- 22.0%
U.S. GOVERNMENT AGENCIES -- 22.0%
Federal Home Loan Bank 3.88% due 12/20/06                               235,000      234,254
Federal Home Loan Bank 4.50% due 09/08/08                               130,000      128,809
Federal Home Loan Bank 5.38% due 02/15/07(3)                             65,000       65,009
Federal Home Loan Mtg. Corp., Series 2635 NJ 3.00% due 03/15/17(3)      216,713      203,438
Federal Home Loan Mtg. Corp., Series 2586 NK 3.50% due 08/15/16(3)       99,776       95,653
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                         124,000      120,660
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                         215,000      213,184
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                         683,551      659,486
Federal Home Loan Mtg. Corp. 5.00% due 07/01/20                          80,117       78,730
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                         391,167      376,945
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                         501,472      483,240
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                         417,544      401,799
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35                         671,401      646,083
Federal Home Loan Mtg. Corp. 5.00% due October TBA                    2,250,000    2,209,923
Federal Home Loan Mtg. Corp. 5.00% due November TBA                   8,000,000    7,690,000
Federal Home Loan Mtg. Corp., Series R004 AL 5.13% due 12/15/13(3)      123,824      122,788
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                         198,768      196,410
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                          93,445       92,199
Federal Home Loan Mtg. Corp. 5.50% due November TBA                   4,500,000    4,433,904
Federal Home Loan Mtg. Corp. 5.73% due 08/01/36                         835,000      837,605
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                         263,910      266,041
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                       28,486.00    28,984.00
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                       21,364.00    21,895.00
Federal Home Loan Mtg. Corp. 6.50% due 07/01/35                       29,638.00    30,257.00
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                      168,239.00   171,380.00
Federal Home Loan Mtg. Corp. 6.50% due 05/01/36                      500,000.00   509,338.00
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                          79,000       84,536
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                          53,961       55,541
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                           7,744        7,740
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                             181          191
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(3)         6,134        6,128
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(3)       60,000       62,439
Federal National Mtg. Assoc. 3.88% due 02/01/08                         250,000      246,269
Federal National Mtg. Assoc. 4.55% due 01/01/15                         942,368      908,888
Federal National Mtg. Assoc. 4.75% due 12/15/10                          69,000       68,601
Federal National Mtg. Assoc. 4.85% due 11/01/15                         840,573      824,352
Federal National Mtg. Assoc. 5.00% due 03/01/18                         462,078      455,315
Federal National Mtg. Assoc. 5.00% due 06/01/19                         157,757      155,233
Federal National Mtg. Assoc. 5.00% due 03/01/34                         653,579      629,318
Federal National Mtg. Assoc. 5.00% due 05/01/35                         132,284      127,193
Federal National Mtg. Assoc. 5.25% due 08/01/12                         109,000      109,570
Federal National Mtg. Assoc. 5.50% due 03/01/18                         171,112      171,408
Federal National Mtg. Assoc. 5.50% due 07/01/19                         182,091      182,240
Federal National Mtg. Assoc. 5.50% due 12/01/33                         556,946      550,251
Federal National Mtg. Assoc. 5.50% due 05/01/34                         169,927      167,884

                                                                               PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.50% due 06/01/34                               $   150,573   $   148,631
Federal National Mtg. Assoc. 5.50% due 12/01/35                                   362,910       357,716
Federal National Mtg. Assoc. 5.50% due 02/01/36                                   177,860       177,841
Federal National Mtg. Assoc. 5.50% due October TBA                              3,250,000     3,247,969
Federal National Mtg. Assoc. 5.93% due 02/01/11                                   933,084       967,835
Federal National Mtg. Assoc. 6.00% due 06/25/16                                    90,132        91,535
Federal National Mtg. Assoc. 6.00% due 06/01/17                                   220,572       221,927
Federal National Mtg. Assoc. 6.00% due 12/01/33                                   317,616       319,778
Federal National Mtg. Assoc. 6.00% due 05/01/34                                   198,870       200,307
Federal National Mtg. Assoc. 6.00% due 08/01/34                                   259,099       260,717
Federal National Mtg. Assoc. 6.00% due 10/01/34                                   330,014       332,042
Federal National Mtg. Assoc. 6.00% due 06/01/35                                    52,953        53,209
Federal National Mtg. Assoc. 6.00% due October TBA                              2,615,000     2,654,225
Federal National Mtg. Assoc. 6.00% due October TBA                              5,988,000     6,014,198
Federal National Mtg. Assoc. 6.06% due 09/01/11                                    86,888        89,396
Federal National Mtg. Assoc. 6.34% due 01/01/08                                   103,357       103,667
Federal National Mtg. Assoc. 6.36% due 07/01/08                                    70,250        70,727
Federal National Mtg. Assoc. 6.43% due 01/01/08                                   123,846       124,313
Federal National Mtg. Assoc. 6.50% due 06/01/13                                   201,434       205,963
Federal National Mtg. Assoc. 6.50% due 09/01/26                                 1,750,000     1,789,235
Federal National Mtg. Assoc. 6.50% due 09/01/32                                   243,555       248,928
Federal National Mtg. Assoc. 6.50% due 04/01/34                                   174,255       177,636
Federal National Mtg. Assoc. 6.59% due 11/01/07                                    88,269        88,537
Federal National Mtg. Assoc. 7.00% due October TBA                                750,000       770,156
Government National Mtg. Assoc. 4.50% due October TBA                           1,000,000       944,375
Government National Mtg. Assoc. 5.50% due October TBA                           3,750,000     3,724,219
Government National Mtg. Assoc. 6.00% due 09/15/32                                 66,844        67,769
Government National Mtg. Assoc. 6.00% due 12/15/33                                378,036       383,255
Government National Mtg. Assoc. 6.50% due October TBA                           2,750,000     2,819,608
Government National Mtg. Assoc. 7.00% due 07/15/33                                 64,397        66,489
Government National Mtg. Assoc. 7.00% due 11/15/33                                 69,361        71,615
Government National Mtg. Assoc. 7.50% due 01/15/32                                 55,641        57,912
Government National Mtg. Assoc. 8.00% due 11/15/31                                  8,322         8,819
Government National Mtg. Assoc. 8.50% due 11/15/17                                  4,892         5,211
Government National Mtg. Assoc. 9.00% due 11/15/21                                  1,178         1,269
Government National Mtg. Assoc., Series 2005-74 HA REMIC 7.50% due 09/16/35         1,228         1,277
Government National Mtg. Assoc., Series 2005-74 HB REMIC 7.50% due 09/16/35        53,822        56,856
                                                                                            -----------
                                                                                             52,056,273
                                                                                            -----------
U.S. GOVERNMENT OBLIGATIONS -- 11.7%
U.S. TREASURIES -- 11.7%
United States Treasury Bonds 4.50% due 02/15/36                                   444,000       425,442
United States Treasury Bonds 5.38% due 02/15/31                                   650,000       702,051
United States Treasury Bonds 6.25% due 08/15/23                                 4,095,000     4,754,361
United States Treasury Bonds 6.88% due 08/15/25                                 2,000,000     2,498,906
United States Treasury Bonds 7.50% due 11/15/24                                   400,000       527,406
United States Treasury Bonds 7.88% due 02/15/21                                   775,000     1,018,459
United States Treasury Bonds 8.00% due 11/15/21                                 1,200,000     1,605,374
United States Treasury Notes 2.25% due 02/15/07                                     6,000         5,939
United States Treasury Notes 2.50% due 10/31/06                                    23,000        22,955
United States Treasury Notes 2.63% due 05/15/08                                    19,000        18,378
United States Treasury Notes 2.63% due 03/15/09                                 5,075,000     4,841,469
United States Treasury Notes 3.13% due 09/15/08                                 1,950,000     1,893,633
United States Treasury Notes 3.25% due 08/15/07                                   380,000       374,478

                                                                          PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                  AMOUNT      (NOTE 2)
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
U.S. TREASURIES (CONTINUED)
United States Treasury Notes 3.25% due 08/15/08                          $3,500,000   $ 3,409,767
United States Treasury Notes 3.38% due 10/15/09                              47,000        45,362
United States Treasury Notes 3.63% due 01/15/10                              66,000        64,043
United States Treasury Notes 3.88% due 05/15/09                           1,975,000     1,938,585
United States Treasury Notes 3.88% due 02/15/13                              65,000        62,433
United States Treasury Notes 4.00% due 02/15/14                           1,425,000     1,370,170
United States Treasury Notes 4.00% due 02/15/15                             752,000       719,835
United States Treasury Notes 4.25% due 10/15/10                              60,000        59,255
United States Treasury Notes 4.25% due 08/15/15                              97,000        94,359
United States Treasury Notes 4.50% due 11/15/10                              30,000        29,897
United States Treasury Notes 4.50% due 02/08/11                              20,000        19,925
United States Treasury Notes 4.50% due 11/15/15                             181,000       179,246
United States Treasury Notes 4.63% due 02/29/08                             274,000       273,336
United States Treasury Notes 4.88% due 02/15/12                              75,000        76,046
United States Treasury Notes 5.00% due 02/15/11                              23,000        23,434
United States Treasury Notes 5.13% due 05/15/16                              40,000        41,494
United States Treasury Notes 5.63% due 05/15/08                             400,000       405,453
United States Treasury Notes 6.50% due 10/15/06(14)                         250,000       250,088
                                                                                      -----------
                                                                                       27,751,579
                                                                                      -----------
UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 0.9%
AES Corp. 8.88% due 02/15/11                                                 45,000        48,150
American Electric Power, Inc. 4.71% due 08/16/07                             36,000        35,754
Appalachian Power Co. 5.00% due 06/01/17                                     36,000        33,723
Calpine Corp. 8.75% due 07/15/13*(10)(11)                                    90,000        90,675
Centerpoint Energy Houston Electric, LLC, Series L2 5.60% due 07/01/23       46,000        44,559
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                        70,000        70,329
Commonwealth Edison Co. 5.95% due 08/15/16                                   60,000        60,830
Consumers Energy Co. 4.25% due 04/15/08*                                     70,000        68,772
Dominion Resources, Inc. 5.69% due 05/15/08(7)                               66,000        66,270
Duke Energy Corp. 4.20% due 10/01/08                                         60,000        58,747
Entergy Louisiana, Inc. 5.83% due 11/01/10                                   90,000        89,769
Florida Power & Light Co. 5.95% due 10/01/33                                 37,000        38,184
Pepco Holdings, Inc. 5.50% due 08/15/07                                     341,000       340,921
Pepco Holdings, Inc. 6.45% due 08/15/12                                      30,000        31,047
PSE&G Power, LLC 3.75% due 04/01/09                                         140,000       134,879
PSE&G Power, LLC 7.75% due 04/15/11                                         200,000       217,001
PSI Energy, Inc. 7.85% due 10/15/07                                         102,000       104,450
Public Service Electric & Gas Co. 5.00% due 08/15/14                         36,000        35,056
Puget Sound Energy, Inc. 5.20% due 10/01/15                                 103,000        99,162
Reliant Energy Resources Corp. 7.75% due 02/15/11                            60,000        65,074
Reliant Energy, Inc. 9.50% due 07/15/13                                      40,000        41,500
Texas-New Mexico Power Co. 6.25% due 01/15/09                               140,000       142,344
TXU Corp. 4.80% due 11/15/09                                                270,000       263,162
GAS & PIPELINE UTILITIES -- 0.5%
Duke Energy Field Services 6.88% due 02/01/11                                35,000        36,787
Energen Corp. 7.63% due 12/15/10                                            260,000       276,630
Kinder Morgan Finance Co., ULC 5.70% due 01/05/16                            54,000        49,848
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36          650,000       622,809
NGC Corp. Capital Trust 8.32% due 06/01/27                                   50,000        45,500
Oneok Partners LP 6.15% due 10/01/16                                         30,000        30,283
Southern California Gas Co. 5.75% due 11/15/35                               35,000        35,165

                                                                                   PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                           AMOUNT**     (NOTE 2)
-----------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE -- 0.3%
GTE Northwest, Inc. 5.55% due 10/15/08                                              $ 30,000   $     30,017
GTE Southwest, Inc. 8.50% due 11/15/31                                                80,000         95,753
                                                                                               ------------
                                                                                                  3,403,150
                                                                                               ------------
TOTAL BONDS & NOTES (cost $125,298,035)                                                         125,453,266
                                                                                               ------------
FOREIGN BONDS & NOTES -- 3.9%
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO--0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                   245,000        282,362
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                  190,000        228,950
                                                                                               ------------
                                                                                                    511,312
                                                                                               ------------
ENERGY -- 0.0%
ENERGY SOURCES--0.0%
Nexen, Inc. 5.88% due 03/10/35                                                        35,000         33,370
                                                                                               ------------
FINANCE -- 1.2%
BANKS--0.3%
Caisse Nationale des Casisses d'Epargne et de Prevoyance 5.02% due 12/30/09(13)       55,000         44,275
HBOS Capital Funding LP 6.85% due 03/23/09(6)                                         88,000         88,220
Landsbanki Islands Hf 6.10% due 08/25/11                                              30,000         30,314
NIBC Capital Bank NV 5.82% due 12/11/13*(6)                                           35,000         34,069
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                              410,000        451,712
Standard Bank 8.01% due 07/27/16                                                     101,000        104,448
FINANCIAL SERVICES--0.4%
Aiful Corp. 4.45% due 02/16/10*                                                      370,000        354,582
Basell SCA 8.38% due 08/15/15*                                                        75,000         74,437
UFJ Finance Aruba AEC 6.75% due 07/15/13                                             590,000        631,422
INSURANCE--0.5%
AXA SA 8.60% due 12/15/30                                                            490,000        625,580
VTB Capital SA 6.25% due 06/30/35*                                                   315,000        316,575
XL Capital Finance PLC 6.50% due 01/15/12                                            155,000        161,678
                                                                                               ------------
                                                                                                  2,917,312
                                                                                               ------------
FOREIGN GOVERNMENT BONDS -- 0.8%
FOREIGN GOVERNMENT--0.8%
Federal Republic of Brazil 8.00% due 01/15/18                                         40,000         43,940
Federal Republic of Brazil 10.50% due 07/14/14                                        75,000         94,237
Province of Quebec 7.50% due 09/15/29                                                 81,000        103,907
Republic of Argentina 5.59% due 08/03/12(2)                                          105,000         73,447
Republic of Argentina 8.28% due 12/31/33(12)                                         166,874        160,616
Republic of Turkey 9.00% due 06/30/11                                                 75,000         81,938
Republic of Turkey 11.88% due 01/15/30                                               210,000        309,487
Republic of Venezuela 8.50% due 10/08/14                                              40,000         44,300
Republic of Venezuela 9.25% due 09/15/27                                             280,000        342,860
Russian Federation 5.00% due 03/31/30(7)                                             281,000        313,554
United Mexican States 6.75% due 09/27/34                                             300,000        318,450
                                                                                               ------------
                                                                                                  1,886,736
                                                                                               ------------

                                                                   PRINCIPAL      VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                   AMOUNT**    (NOTE 2)
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.1%
AEROSPACE & MILITARY TECHNOLOGY--0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                 $259,674   $    265,101
MACHINERY--0.0%
Atlas Copco AB 6.50% due 04/01/08*                                   29,000         29,456
                                                                              ------------
                                                                                   294,557
                                                                              ------------
INFORMATION & ENTERTAINMENT -- 0.1%
BROADCASTING & MEDIA--0.1%
Grupo Televisa SA 6.63% due 03/18/25                                145,000        147,929
Telenet Group Holding NV 11.50% due 06/15/14*(7)                     98,000         85,750
                                                                              ------------
                                                                                   233,679
                                                                              ------------
INFORMATION TECHNOLOGY -- 1.0%
TELECOMMUNICATIONS--1.0%
British Telecommunications PLC 8.63% due 12/15/30                    35,000         46,694
France Telecom SA 7.75% due 03/01/11                                370,000        405,363
France Telecom SA 8.50% due 03/01/31                                210,000        273,996
Telecom Italia Capital SA 4.00% due 01/15/10                         90,000         85,276
Telecom Italia Capital SA 5.25% due 11/15/13                         63,000         59,654
Telecom Italia Capital SA 6.20% due 07/18/11                        500,000        505,938
Telecom Italia Capital SA 5.25% due 10/01/15                         30,000         27,798
Telecom Italia Capital SA 6.38% due 11/15/33                        102,000         95,392
Telefonica Emisiones SAU 6.42% due 06/20/16                         320,000        329,225
Telefonica Emisiones SAU 7.05% due 06/20/36                         320,000        337,704
TELUS Corp. 7.50% due 06/01/07                                       51,000         51,665
TELUS Corp. 8.00% due 06/01/11                                       78,000         85,980
                                                                              ------------
                                                                                 2,304,685
                                                                              ------------
MATERIALS -- 0.1%
FOREST PRODUCTS--0.1%
Stora Enso Corp 7.25% due 04/15/36                                  100,000        103,534
REAL ESTATE -- 0.1%
REAL ESTATE COMPANIES--0.1%
Brascan Corp. 8.13% due 12/15/08                                     70,000         73,698
UTILITIES -- 0.3%
TELEPHONE--0.3%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(13)    340,000        370,904
Deutsche Telekom International Finance BV 8.25% due 06/15/30(13)    300,000        366,507
                                                                              ------------
                                                                                   737,411
                                                                              ------------
GAS & PIPELINE UTILITIES--0.0%
Petrobras Intl Fin Co. 6.13% due 10/06/16                            80,000         79,646
                                                                              ------------
                                                                                   817,057
                                                                              ------------
TOTAL FOREIGN BONDS & NOTES (cost $8,942,922)                                    9,175,940
                                                                              ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $226,246,337)                      234,447,288
                                                                              ------------

                                                                                 PRINCIPAL       VALUE
SHORT-TERM INVESTMENT SECURITIES -- 2.0%                                          AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES -- 2.0%
Federal Home Loan Bank Cons. Disc. Notes 4.75% due 10/02/06 (cost $4,699,380)   $4,700,000   $  4,699,380
                                                                                             ------------
REPURCHASE AGREEMENTS -- 1.1%
------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $1,157,289 and collateralized by $1,190,000 of United States Treasury Bonds, bearing interest at 4.75%, due 01/19/16 and having an approximate value of
   $1,181,075                                                                    1,157,000      1,157,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $1,618,405 and collateralized by $1,575,000 of United States Treasury Bonds, bearing interest at 5.38%, due 05/18/26 and having an approximate value of
   $1,653,750                                                                    1,618,000      1,618,000
                                                                                             ------------
TOTAL REPURCHASE AGREEMENTS (cost $2,775,000)                                                   2,775,000
                                                                                             ------------
TOTAL INVESTMENTS -- (cost $233,720,717)@ 102.2%                                              241,921,668
Liabilities in excess of other assets --   (2.2)                                               (5,274,595)
                                          -----                                              ------------
NET ASSETS --                             100.0%                                             $236,647,073
                                          =====                                              ============

---------
+    Non-income producing security

* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $9,218,854 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**   In United States dollars unless otherwise indicated.

@    See Note 3 for cost of investments on a tax basis.

(1) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of September 30, 2006.

(2) Floating rate security where the coupon rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.

(3)  Collateralized Mortgaged Obligation

(4) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(5) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

(6) Perpetual maturity date. The maturity date shown represents the next call date.

(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(8)  Fair valued security; see Note 2.

(9)  Illiquid Security

(10) Bond in default

(11) Company has filed Chapter 11 bankruptcy protection.

(12) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

(13) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2006.

(14) The security was pledged as collateral to cover margin requirements for open future contracts

(15) To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of September 30, 2006, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

                                                                           MARKET    VALUE AS A
                          ACQUISITION            ACQUISITION    MARKET     VALUE      % OF NET
NAME                          DATE      SHARES       COST       VALUE    PER SHARE     ASSETS
-----------------------------------------------------------------------------------------------
ICO North America, Inc.
7.50% due 08/15/09          08/11/05    10,000     $10,000     $12,200     $1.22         0.0%

Southern Energy, Inc.
7.90% due 07/15/09          07/15/05    50,000           0           0         0         0.0
                                                               -------                   ---
                                                               $12,200                   0.0%
                                                               =======                   ===

ADR -- American Depository Receipt

REMIC -- Real Estate Mortgage Investment Conduit

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                       VALUE AS OF      UNREALIZED
NUMBER OF                                                 VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                EXPIRATION DATE   TRADE DATE      2006         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
  4 Long    U.S. Treasury 10 YR Note   December 2006      $432,135       $432,250          $115
                                                                                           ====

                                                                           PRINCIPAL     VALUE
BONDS & NOTES SOLD SHORT -- (0.2%)                                           AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- (0.2%)
Federal Home Loan Mtg. Corp. 6.50% due October TBA (Proceeds $(497,074))   $(488,000)  $(496,998)
                                                                                       =========

OPEN FOREIGN BOND FORWARD CONTRACTS

                                                                       VALUE AS OF      UNREALIZED
                                                          VALUE AT    SEPTEMBER 30,   APPRECIATION/
DESCRIPTION          PRINCIPAL AMOUNT   DELIVERY DATE    TRADE DATE        2006        DEPRECIATION
---------------------------------------------------------------------------------------------------
Kingdom of Sweden
3.00% due 07/12/16    SEK(12,625,000)      11/30/06     $(1,636,511)   $(1,630,638)       $5,873

Kingdom of Sweden
5.25% due 03/11/15    SEK(52,075,000)      11/30/06      (7,579,144)    (7,591,510)      (12,366)
                                                                                         -------
                                                                                         $(6,493)
                                                                                         =======

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT             IN         DELIVERY    GROSS UNREALIZED
    TO DELIVER       EXCHANGE FOR      DATE        APPRECIATION
-----------------------------------------------------------------
*USD       756,726   GBP   405,000   12/20/06          $ 2,226
*AUD     1,840,000   USD 1,405,318   12/20/06           36,333
*CAD       486,000   USD   439,698   12/20/06            3,840
*EUR     1,250,000   USD 1,592,626   12/20/06              650
*JPY   562,830,000   USD 4,858,853   12/20/06           40,601
*SGD     1,161,000   USD   743,183   12/20/06            9,171
                                                       -------
                                                        92,821
                                                       =======

     CONTRACT             IN          DELIVERY   GROSS UNREALIZED
    TO DELIVER       EXCHANGE FOR       DATE       DEPRECIATION
-----------------------------------------------------------------
*USD       907,524   AUD   1,190,000   12/20/06      $ (22,147)
*USD       186,724   CAD     206,000   12/20/06         (1,978)
*USD     1,750,445   EUR   1,374,000   12/20/06           (546)
*USD     4,615,249   JPY 533,930,000   12/20/06        (44,402)
*USD     3,259,314   SGD   5,091,000   12/20/06        (40,665)
*EUR       319,000   USD     406,255   12/20/06            (18)
*GBP       535,000   USD     999,071   12/20/06         (3,496)
 KRW   240,690,000   USD     252,111   12/20/06         (2,766)
                                                      ---------
                                                      (116,018)
                                                      ---------
Net Unrealized Appreciation (Depreciation)           $ (23,197)
                                                      =========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Pound Sterling
SGD -- Singapore Dollar
JPY -- Japanese Yen
KRW -- South Korean Won
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
U.S. Government Agencies                                                   27.3%
Financial Services                                                         21.7
U.S. Treasuries                                                            18.1
Telecommunications                                                          3.6
Insurance                                                                   3.5
Banks                                                                       3.2
Broadcasting & Media                                                        2.6
Food, Beverage & Tobacco                                                    2.6
Drugs                                                                       2.1
Real Estate Investment Trusts                                               2.1
Leisure & Tourism                                                           1.3
Energy Sources                                                              1.1
Retail                                                                      1.1
Electric Utilities                                                          1.0
Energy Services                                                             1.0
Chemicals                                                                   0.8
Computers & Business Equipment                                              0.8
Real Estate Companies                                                       0.8
Aerospace & Military Technology                                             0.7
Business Services                                                           0.7
Computer Software                                                           0.7
Gas & Pipeline Utilities                                                    0.7
Foreign Government                                                          0.6
Medical Products                                                            0.6
Telephone                                                                   0.6
Utilities                                                                   0.6
Household & Personal Products                                               0.5
Housing & Household Durables                                                0.5
Automotive                                                                  0.4
Computer Services                                                           0.4
Entertainment Products                                                      0.4
Repurchase Agreements                                                       0.4
Electronics                                                                 0.3
Metals & Minerals                                                           0.3
Transportation                                                              0.3
Communication Equipment                                                     0.2
Forest Products                                                             0.2
Health Services                                                             0.2
Machinery                                                                   0.2
Multi-Industry                                                              0.2
Plastic                                                                     0.2
Apparel & Textiles                                                          0.1
Education                                                                   0.1
Electrical Equipment                                                        0.1
Internet Content                                                            0.1
Municipal Bonds                                                             0.1
                                                                          -----
                                                                          105.1%
                                                                          =====

*    Calculated as a percentage of net assets.

CREDIT QUALITY+#
Government - Treasury                                                      20.6%
Government - Agency                                                        29.4
AAA                                                                        14.9
AA                                                                          1.5
A                                                                          11.0
BBB                                                                        17.1
BB                                                                          1.5
B                                                                           0.6
CCC                                                                         0.2
Below C                                                                     0.1
Not Rated@                                                                  3.1
                                                                          -----
                                                                          100.0%
                                                                          =====

*    Calculated as a percentage of net assets.

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+    Source: Standard and Poors

# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                        VALUE
COMMON STOCK -- 16.0%                                        SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.1%
APPAREL & TEXTILES -- 0.1%
NIKE, Inc., Class B                                           2,000   $  175,240
RETAIL -- 1.0%
Best Buy Co., Inc.                                            1,400       74,984
CVS Corp.                                                     4,700      150,964
Federated Department Stores, Inc.                            16,155      698,058
J.C. Penney Co., Inc.                                         3,275      223,977
Kohl's Corp.+                                                 1,100       71,412
Target Corp.                                                  2,100      116,025
Wal-Mart Stores, Inc.                                         4,900      241,668
Walgreen Co.                                                  1,500       66,585
                                                                      ----------
                                                                       1,818,913
                                                                      ----------
CONSUMER STAPLES -- 1.6%
FOOD, BEVERAGE & TOBACCO -- 1.1%
Anheuser-Busch Cos., Inc.                                     1,200       57,012
Bunge, Ltd.                                                   2,600      150,670
Campbell Soup Co.                                             4,900      178,850
Coca-Cola Co.                                                 3,600      160,848
Diageo PLC ADR+                                               2,900      206,016
Kellogg Co.                                                   1,600       79,232
Kraft Foods, Inc.                                             5,800      206,828
Kroger Co.                                                    6,800      157,352
PepsiCo, Inc.                                                 4,000      261,040
Whole Foods Market, Inc.                                      4,545      270,109
HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
Clorox Co.                                                    1,400       88,200
Colgate-Palmolive Co.                                         3,800      235,980
Kimberly-Clark Corp.                                          1,200       78,432
Procter & Gamble Co.                                          6,800      421,464
                                                                      ----------
                                                                       2,552,033
                                                                      ----------
ENERGY -- 1.7%
ENERGY SERVICES -- 0.8%
Baker Hughes, Inc.                                            2,100      143,220
Hess Corp.                                                    3,030      125,503
Schlumberger, Ltd.                                            2,500      155,075
Southern Co.                                                  3,300      113,718
Suncor Energy, Inc.                                           6,325      455,716
Valero Energy Corp.                                           4,915      252,975

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 0.9%
Apache Corp.                                                  1,910   $  120,712
Chevron Corp.                                                 2,300      149,178
ConocoPhillips                                                8,805      524,162
EOG Resources, Inc.                                           2,005      130,425
Exxon Mobil Corp.                                             4,200      281,820
GlobalSantaFe Corp.                                             700       34,993
Occidental Petroleum Corp.                                    3,205      154,192
Peabody Energy Corp.                                          2,320       85,330
XTO Energy, Inc.                                              1,800       75,834
                                                                      ----------
                                                                       2,802,853
                                                                      ----------
FINANCE -- 2.9%
BANKS -- 1.2%
Bank of America Corp.                                         4,300      230,351
Bank of New York Co., Inc.                                    4,700      165,722
Commerce Bancorp, Inc.                                       11,490      421,798
Marshall & Ilsley Corp.                                         300       14,454
PNC Financial Services Group, Inc.                              900       65,196
SunTrust Banks, Inc.                                            900       69,552
U.S. Bancorp                                                  2,700       89,694
Wachovia Corp.                                                1,300       72,540
Wells Fargo & Co.                                            19,610      709,490
FINANCIAL SERVICES -- 1.6%
American Express Co.                                         11,735      658,099
Citigroup, Inc.                                               4,000      198,680
Fannie Mae                                                    1,300       72,683
Freddie Mac                                                     700       46,431
Goldman Sachs Group, Inc.                                     2,520      426,308
J.P. Morgan Chase & Co.                                       2,900      136,184
KKR Private Equity Investors LP+                             21,337      453,411
Moody's Corp.                                                 6,145      401,760
Morgan Stanley                                                2,400      174,984
INSURANCE -- 0.1%
AFLAC, Inc.                                                   1,300       59,488
Hartford Financial Services Group, Inc.                         900       78,075
XL Capital, Ltd.                                              1,100       75,570
                                                                      ----------
                                                                       4,620,470
                                                                      ----------
HEALTHCARE -- 2.8%
DRUGS -- 2.0%
Abbott Laboratories                                           3,300      160,248
Allergan, Inc.                                                   26        2,928
Amgen, Inc.+                                                  1,500      107,295
Amylin Pharmaceuticals, Inc.+                                 3,715      163,720
Caremark Rx, Inc.                                             1,400       79,338
Genentech, Inc.+                                              6,240      516,048
Gilead Sciences, Inc.+                                        9,045      621,391
GlaxoSmithKline PLC                                           1,900      101,137

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
ImClone Systems, Inc.+                                        3,200   $   90,624
Kos Pharmaceuticals, Inc.+                                      900       44,478
Novartis AG ADR                                               4,900      286,356
Pfizer, Inc.                                                  7,300      207,028
Roche Holdings AG                                             2,291      396,109
Teva Pharmaceutical Industries, Ltd. ADR                      5,995      204,370
Wyeth                                                         5,900      299,956
HEALTH SERVICES -- 0.2%
Medco Health Solutions, Inc.+                                 2,500      150,275
Wellpoint, Inc.+                                                900       69,345
MEDICAL PRODUCTS -- 0.6%
Alcon, Inc.                                                   1,755      200,947
Baxter International, Inc.                                    2,600      118,196
Johnson & Johnson                                             4,000      259,760
Medtronic, Inc.                                               3,800      176,472
St. Jude Medical, Inc.+                                       2,200       77,638
Zimmer Holdings, Inc.+                                        1,800      121,500
                                                                      ----------
                                                                       4,455,159
                                                                      ----------
INDUSTRIAL & COMMERCIAL -- 1.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
Boeing Co.                                                    1,600      126,160
General Dynamics Corp.                                        2,000      143,340
Lockheed Martin Corp.                                         2,000      172,120
Northrop Grumman Corp.                                        1,100       74,877
Raytheon Co.                                                  2,600      124,826
United Technologies Corp.                                     1,600      101,360
BUSINESS SERVICES -- 0.4%
Automatic Data Processing, Inc.                               1,500       71,010
Fluor Corp.                                                   1,100       84,579
Monsanto Co.                                                 10,980      516,170
ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co.                                          2,800      234,808
MACHINERY -- 0.2%
Caterpillar, Inc.                                             1,200       78,960
Deere & Co.                                                   2,115      177,470
Parker-Hannifin Corp.                                           800       62,184
MULTI-INDUSTRY -- 0.2%
General Electric Co.                                          8,800      310,640
Honeywell International, Inc.                                 1,700       69,530
TRANSPORTATION -- 0.1%
Union Pacific Corp.                                             500       44,000
United Parcel Service, Inc.                                   1,500      107,910
                                                                      ----------
                                                                       2,499,944
                                                                      ----------

                                                        VALUE
COMMON STOCK (CONTINUED)                     SHARES    (NOTE 2)
----------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 0.6%
BROADCASTING & MEDIA -- 0.2%
Comcast Corp., Special Class A+              10,480   $  385,769
ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                               3,200       98,912
LEISURE & TOURISM -- 0.3%
Boyd Gaming Corp.                             3,675      141,267
Harrah's Entertainment, Inc.                  5,105      339,125
                                                      ----------
                                                         965,073
                                                      ----------
INFORMATION TECHNOLOGY -- 2.6%
COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                8,980      326,423
COMPUTER SERVICES -- 0.2%
Sun Microsystems, Inc.+                      53,755      267,162
COMPUTER SOFTWARE -- 0.7%
Activision, Inc.+                            10,200      154,020
Electronic Arts, Inc.+                       14,220      791,770
Microsoft Corp.                               5,800      158,514
Oracle Corp.+                                 3,200       56,768
COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
Apple Computer, Inc.+                        11,910      917,427
Hewlett-Packard Co.                           2,600       95,394
International Business Machines Corp.         1,100       90,134
Research In Motion, Ltd.+                     1,905      195,567
ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc.+                   900       22,365
Intel Corp.                                   3,800       78,166
Texas Instruments, Inc.                       3,600      119,700
INTERNET CONTENT -- 0.1%
Google, Inc., Class A+                          150       60,285
TELECOMMUNICATIONS -- 0.5%
BellSouth Corp.                               2,700      115,425
Corning, Inc.+                                8,400      205,044
Level 3 Communications, Inc.+                29,970      160,340
Sprint Corp.                                  1,400       24,010
Time Warner Telecom, Inc., Class A+          11,415      216,999
Verizon Communications, Inc.                  2,600       96,538
                                                      ----------
                                                       4,152,051
                                                      ----------
MATERIALS -- 0.5%
CHEMICALS -- 0.3%
Potash Corp. of Saskatchewan, Inc.            3,015      314,133
Praxair, Inc.                                 2,000      118,320
Syngenta AG+                                  1,053      158,819

METALS & MINERALS -- 0.2%
Barrick Gold Corp.                            5,000      153,600
Newmont Mining Corp.                          3,100      132,525
                                                      ----------
                                                         877,397
                                                      ----------

                                                                                                            VALUE
COMMON STOCK (CONTINUED)                                                                       SHARES      (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.7%
ELECTRIC UTILITIES -- 0.6%
AES Corp.+                                                                                      27,185   $   554,302
Dominion Resources, Inc.                                                                           500        38,245
FPL Group, Inc.                                                                                  3,000       135,000
PG&E Corp.                                                                                       3,400       141,610
Progress Energy, Inc.                                                                            2,100        95,298
TELEPHONE -- 0.1%
AT&T, Inc.                                                                                       5,600       182,336
                                                                                                         -----------
                                                                                                           1,146,791
                                                                                                         -----------
TOTAL COMMON STOCK (cost $23,064,971)                                                                     25,890,684
                                                                                                         -----------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.1%
FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp.Public Income Note Pines 4.50%(1)                                  2,000        46,000
                                                                                                         -----------
U.S. GOVERNMENT AGENCIES -- 0.0%
U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.09%(2)                                                    468        24,775
                                                                                                         -----------
TOTAL PREFERRED STOCK (cost $75,474)                                                                          70,775
                                                                                                         -----------

                                                                                             PRINCIPAL
ASSET-BACKED SECURITIES -- 14.8%                                                               AMOUNT
--------------------------------------------------------------------------------------------------------------------
FINANCE -- 14.4%
FINANCIAL SERVICES -- 14.4%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                                 $ 550,000       537,489
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*                                   750,000       736,076
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(3)                            85,000        86,127
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 09/10/47(3)(4)                105,000       103,975
Banc of America Commercial Mtg., Inc., Series 2006-4 AJ 5.70% due 07/10/46*(3)                 190,000       193,494
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.10% due 10/10/45*(3)(4)               145,000       140,836
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.78% due 11/25/34(3)(4)              274,976       272,625
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 G 5.75% due 09/11/38(2)         33,000        32,926
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12 F 5.75% due 09/11/38*(2)        60,000        60,387
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(4)       930,000       898,572
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                            904,746       892,355
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                     500,000       487,665
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10                   686,005       674,753
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                         990,000       956,249
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                         500,000       491,016
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40%  due 07/15/44(3)(4)     300,000       298,986
Commercial Mtg. Pass Through Certificates, Series 2006-C7 5.96% due 06/10/46(3)                900,000       932,317
Commerical Mtg. Pass Through Certificates, Series 2004-LB2A A3 4.22% due 03/10/39*(4)          354,000       342,286
Credit Suisse Mtg. Capital, Series 2006-TFLA D 5.61% due 04/15/21*(2)(3)                        60,000        60,018
Credit Suisse Mtg. Capital Certificate, Series 2006-TFLA C 5.59% due 10/15/06*(2)(4)            60,000        60,018
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(4)                 20,072        20,120
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due 01/17/35(4)                 187,901       189,830
Countrywide Asset-Backed Certificates, Series 2006-S6 A3 5.66% due 03/25/34                    126,000       125,786

                                                                                                 PRINCIPAL      VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                                AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------------------------
FINANCE (continued)
FINANCIAL SERVICES (CONTINUED)
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(4)                           $  230,705   $   232,173
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(4)               930,000       924,079
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(4)                              600,000       601,780
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.60% due 04/25/35(3)(4)                                  621,139       621,623
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                              915,000       893,537
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                              1,100,000     1,065,363
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                                    202,946       199,646
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                                     71,751        71,650
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 5.84%  due 05/12/45(4)       50,000        50,738
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%  due 01/12/37(4)      600,000       584,184
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%  due 05/15/45(4)       45,000        44,668
LB-UBS Commercial Mtg. Trust, Series 2004-C4 C 5.30% due 06/15/36(3)(4)                             20,000        20,073
LB-UBS Commercial Mtg. Trust, Series 2006-CK 6.06% due 09/15/39                                    107,000       107,444
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(4)                              240,000       249,840
Merrill Lynch Countrywide Commercial Mtg. Trust, Series 2006-3 5.49% due 07/12/46                  120,000       120,421
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.57% due 12/25/34(3)(4)                    386,484       380,434
Merrill Lynch Mtg. Trust, Series 2006-C1 A2 5.80% due 05/12/39                                   1,300,000     1,324,771
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(4)                                400,000       391,743
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(4)                               1,390,000     1,342,056
Morgan Stanley Capital I, Series 2005-T17 A5 5.30% due 06/15/40                                     55,000        54,213
Mortgage IT Trust, Series 2005-4 A1 5.61% due 10/25/35(4)(15)                                      824,834       825,275
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                           690,000       675,225
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(4)                            500,000       532,366
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                                  210,000       219,997
PP&L Transition Bond Co., LLC Series 1999-1 A7 7.05% due 06/25/09                                   97,370        98,132
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33                        230,000       221,599
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                         990,000       972,818
Wachovia Bank Commercial Mtg. Trust, Series 2006-W7AE 5.60% due 09/15/21(3)(4)                      40,000        40,000
Wachovia Bank Commercial Mtg. Trust, Series 2006 WL7A F 5.66% due 09/15/21(3)(4)                   125,000       125,000
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(3)(4)               980,996       963,264
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(3)(4)             782,266       772,478
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                                      36,755        36,737
                                                                                                             -----------
                                                                                                              23,357,233
                                                                                                             -----------
REAL ESTATE -- 0.4%
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
IMPAC CMB Trust, Series 2005-4 1A1A 5.60% due 05/25/35(4)(15)                                      618,495       619,683
                                                                                                             -----------
TOTAL ASSET-BACKED SECURITIES (cost $24,472,257)                                                              23,976,916
                                                                                                             -----------
BONDS & NOTES -- 68.7%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.0%
AUTOMOTIVE -- 0.4%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                                  9,000         6,615
DaimlerChrysler NA Holding Corp. 5.75% due 09/08/11                                                 15,000        14,929
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11                                                175,000       175,230
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12                                                 15,000        15,943
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                                205,000       243,624
Ford Motor Co. 7.45% due 07/16/31                                                                  145,000       112,013
General Motors Corp. 7.13% due 07/15/13                                                             25,000        21,969
General Motors Corp. 8.25% due 07/15/23                                                             10,000         8,662

                                                            PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                     AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
HOUSING & HOUSEHOLD DURABLES -- 0.5%
D.R. Horton, Inc. 5.63% due 09/15/14                        $ 285,000   $  268,700
D.R. Horton, Inc. 6.88% due 05/01/13                          210,000      214,509
Pulte Homes, Inc. 7.88% due 08/01/11                          160,000      172,732
Pulte Homes, Inc. 8.13% due 03/01/11                          185,000      201,169
RETAIL -- 0.1%
Wendy's International, Inc. 7.00% due 12/15/25                110,000      102,712
                                                                        ----------
                                                                         1,558,807
                                                                        ----------
CONSUMER STAPLES -- 1.2%
FOOD, BEVERAGE & TOBACCO -- 1.2%
Altria Group, Inc. 7.00% due 11/04/13                         515,000      561,517
Diageo Capital PLC 5.13% due 01/30/13                          30,000       29,711
Kraft Foods, Inc. 6.25% due 06/01/12                          570,000      592,837
Reynolds American, Inc. 7.25% due 06/01/13                    300,000      308,708
Sabmiller PLC 6.50% due 07/01/16                               20,000       20,893
Tyson Foods, Inc. 6.60% due 04/01/16                          345,000      355,231
                                                                        ----------
                                                                         1,868,897
                                                                        ----------
EDUCATION -- 0.1%
EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96      200,000      246,749
                                                                        ----------
ENERGY -- 0.4%
ENERGY SERVICES -- 0.2%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06      17,000       16,997
Energy East Corp. 6.75% due 07/15/36                           30,000       31,402
Hanover Compressor Co. 9.00% due 06/01/14                      15,000       15,900
Hilcorp Energy I LP 10.50% due 09/01/10*                       15,000       16,144
Petroleum Export Peloil 5.27% due 06/15/11*                   283,288      275,603
Premcor Refining Group, Inc. 6.75% due 02/01/11*               32,000       33,410
Seitel, Inc. 11.75% due 07/15/11                               20,000       23,750
Southern Energy, Inc. 7.90% due 07/15/09+(7)(8)(15)            30,000            0
ENERGY SOURCES -- 0.2%
Amerada Hess Corp. 7.88% due 10/01/29                          15,000       17,726
Anadarko Petroleum Corp. 5.95% due 09/15/16                    20,000       20,239
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                   29,000       29,205
ConocoPhillips 7.00% due 03/30/29                              59,000       67,669
El Paso Production Holding Co. 7.75% due 06/01/13              35,000       35,787
Encore Acquisition Co. 6.00% due 07/15/15                       9,000        8,235
Encore Acquisition Co. 6.25% due 04/15/14                       6,000        5,610
NRG Energy, Inc. 7.38% due 02/01/16                            35,000       34,781
Sempra Energy 4.62% due 05/17/07                               31,000       30,850
Shell International Finance 5.63% due 06/27/11                 30,000       30,717
                                                                        ----------
                                                                           694,025
                                                                        ----------
FINANCE -- 9.4%
BANKS -- 1.7%
Bank of America Corp. 5.25% due 12/01/15                      190,000      187,089
Bank of America Corp. 7.40% due 01/15/11                      440,000      476,202

                                                            PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                     AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
BankBoston Capital Trust IV 5.87% due 06/08/28(2)          $   36,000  $   34,850
Barclays Bank PLC 5.93% due 12/15/16*(12)                      30,000      29,954
Branch Banking & Trust 5.63% due 09/15/16                      15,000      15,156
Comerica, Inc. 4.80% due 05/01/15                              15,000      14,161
First Maryland Capital II 6.34% due 02/01/27(2)                32,000      31,279
Huntington National Bank 6.60% due 06/15/18                    17,000      18,066
Independence Community Bank Corp. 3.50% due 06/20/13(2)        16,000      15,516
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                   27,000      27,568
Met Life Global Funding I 5.75% due 07/25/11*                  15,000      15,323
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*       550,000     555,943
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09         35,000      37,079
National Westminster Bank 7.75% due 10/16/07(5)                13,000      13,271
Popular North America, Inc. 5.65% due 04/15/09                 23,000      23,078
RSHB Capital SA 7.18% due 05/16/13                            275,000     284,933
Sanwa Bank, Ltd. 7.40% due 06/15/11                            15,000      16,204
Southtrust Bank NA 4.75% due 03/01/13                          30,000      29,106
UBS AG Stamford CT 5.88% due 07/15/16                          15,000      15,438
Union Bank of California 5.95% due 05/11/16                    30,000      30,936
US Bank NA 3.90% due 08/15/08                                   6,000       5,881
Wachovia Capital Trust III 5.80% due 03/15/11                 435,000     436,181
Wachovia Corp. 4.88% due 02/15/14                             250,000     241,871
Washington Mutual Bank FA 5.50% due 01/15/13                   38,000      37,979
Washington Mutual Bank FA 5.95% due 05/20/13                   30,000      30,623
Wells Fargo & Company 3.98% due 10/29/10                       36,000      34,478
Western Financial Bank 9.63% due 05/15/12                      31,000      34,256
WestLB AG 8.00% due 06/30/11                                   40,000      41,340
FINANCIAL SERVICES -- 5.0%
ANZ Capital Trust II 5.36% due 12/15/13                        30,000      28,917
BAE Systems Holdings, Inc. 5.20% due 08/15/15*                 45,000      43,056
Bunge Ltd. Finance Corp. 5.35% due 04/15/14                    19,000      18,198
Capital One Financial Corp. 5.70% due 09/15/11                 30,000      30,211
Capital One Financial Corp. 6.15% due 09/01/16                 30,000      30,356
Cit Group, Inc. 5.85% due 09/15/16                             15,000      15,177
Citigroup, Inc. 5.00% due 09/15/14                            734,000     715,119
Consolidated Communications Illinois/Texas Holdings, Inc.
   9.75% due 04/01/12                                          34,000      35,870
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15       620,000     605,885
Downey Financial Corp. 6.50% due 07/01/14                      30,000      30,080
Farmers Exchange Capital 7.05% due 07/15/28*                  530,000     543,220
Ford Motor Credit Co. 5.70% due 01/15/10                      130,000     120,100
Ford Motor Credit Co. 5.80% due 01/12/09                       12,000      11,424
Ford Motor Credit Co. 7.38% due 10/28/09                      135,000     131,194
Ford Motor Credit Co. 9.96% due 04/15/12(2)                    10,000      10,464
General Electric Capital Corp. 2.80% due 01/15/07              43,000      42,704
General Motors Acceptance Corp. 6.75% due 12/01/14             20,000      19,525
General Motors Acceptance Corp. 6.88% due 09/15/11             65,000      64,656
General Motors Acceptance Corp. 6.88% due 08/28/12            364,000     360,288
Golden West Financial Corp. 4.75% due 10/01/12                 32,000      31,152
Goldman Sachs Group, Inc. 6.13% due 02/15/33                   30,000      29,885
Household Finance Corp. 6.38% due 10/15/11                    790,000     825,733
J.P. Morgan Chase & Co. 5.13% due 09/15/14                  1,235,000   1,211,026

                                                            PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                     AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
JPMC Capital XVIII 6.95% due 08/17/36*                     $   15,000  $    15,933
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10              30,000       29,177
Lehman Brothers Holdings, Inc. 5.75% due 05/17/13              30,000       30,533
Merrill Lynch & Co., Inc. 6.22% due 09/15/26*                  30,000       30,517
Morgan Stanley 4.75% due 04/01/14                           1,000,000      950,980
NiSource Finance Corp. 7.88% due 11/15/10                     330,000      355,978
Overseas Private Investment Corp., Series 96-A 6.99%
   due 01/15/09                                                32,221       32,851
Pricoa Global Funding I 5.30% due 09/27/13*                    30,000       29,982
Principal Life Global Funding I 5.25% due 01/15/13*            21,000       20,900
Prudential Financial, Inc. 5.10% due 09/20/14                 155,000      151,344
Residential Capital Corp. 6.38% due 06/30/10*                  92,000       93,084
Residential Capital Corp. 6.50% due 04/17/13*                  15,000       15,233
SB Treasury Co., LLC 9.40% due 06/30/08*(15)                  480,000      510,086
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                    46,000       45,039
Transamerica Finance Corp. 6.40% due 09/15/08                  16,000       16,315
Verizon Global Funding Corp. 7.75% due 12/01/30               230,000      263,656
Washington Mutual Preferred Funding CAYM 7.25%
   due 03/15/11*(5)                                            30,000       29,999
Wea Finance LLC 5.70% due 10/01/16                             30,000       29,960
Western Union Co. 5.93% due 10/01/16                          500,000      504,115
ZFS Finance USA Trust II 6.45% due 06/15/16*(12)               20,000       19,781
INSURANCE -- 2.7%
ACE Capital Trust II 9.70% due 04/01/30                       340,000      453,567
ACE INA Holdings, Inc. 5.88% due 06/15/14                      50,000       50,478
Aegon NV 5.59% due 07/15/14(5)                                 33,000       27,407
Allstate Corp. 7.20% due 12/01/09                              38,000       40,274
Allstate Financing II 7.83% due 12/01/45                       53,000       55,201
Americo Life, Inc. 7.88% due 05/01/13*                         22,000       22,123
Amerus Group Co. 6.58% due 05/16/11                            30,000       31,201
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14             55,000       53,629
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10         385,000      422,125
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15            20,000       18,525
Great-West Life & Annuity Insurance Co. 7.15% due
   05/16/46                                                    44,000       45,698
ING Groep NV 5.78% due 12/08/15(5)                             18,000       17,762
Liberty Mutual Insurance Co. 7.70% due 10/15/97*              320,000      327,510
Lincoln National Corp. 7.00% due 05/17/66(12)                 380,000      398,014
Metlife, Inc. 5.00% due 11/24/13                               18,000       17,500
MIC Financing Trust I Pass Through 8.38% due 02/01/27*         13,000       13,073
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13                21,000       20,287
Monumental Global Funding II 5.65% due 07/14/11                18,000       18,304
Nationwide Life Global Funding I 5.35% due 03/15/11            30,000       30,162
Navigators Group, Inc. 7.00% due 05/01/16                     139,000      141,999
Pmi Group, Inc. 6.00% due 09/15/16                             17,000       17,215
ReliaStar Financial Corp. 8.00% due 10/30/06                  250,000      250,453
St. Paul Travelers Cos., Inc. 5.75% due 03/15/07              260,000      260,494
Torchmark Corp. 6.25% due 12/15/06                            210,000      210,072
Travelers Property Casualty Corp. 6.38% due 03/15/33          330,000      336,149
Unitrin, Inc. 4.88% due 11/01/10                              255,000      247,508
W.R. Berkley Capital Trust 8.20% due 12/15/45                 380,000      381,572
W.R. Berkley Corp. 5.60% due 05/15/15                         210,000      206,194
XL Capital, Ltd. 5.25% due 09/15/14                           165,000      160,625
                                                                        ----------
                                                                        15,138,585
                                                                        ----------

                                                            PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                     AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE -- 0.1%
DRUGS -- 0.1%
Abbott Laboratories 5.88% due 05/15/16                      $ 36,000    $ 37,294
Cardinal Hlth, Inc. 5.80% due 10/15/16                        30,000      29,959
Merck & Co., Inc. 2.50% due 03/30/07                          24,000      23,680
Wyeth 5.50% due 02/01/14                                      25,000      25,047
Wyeth 6.95% due 03/15/11                                      20,000      21,267
HEALTH SERVICES -- 0.0%
HCA, Inc. 6.95% due 05/01/12                                  25,000      21,906
Universal Hospital Services, Inc. 10.13% due 11/01/11         15,000      15,750
MEDICAL PRODUCTS -- 0.0%
Baxter International, Inc. 5.90% due 09/01/16                 15,000      15,405
MEDIQ/PRN Life Support Services 11.00%
   due 06/01/08+(8)(9)                                        25,000           0
                                                                        --------
                                                                         190,308
                                                                        --------
INDUSTRIAL & COMMERCIAL -- 0.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Raytheon Co. 6.00% due 12/15/10                               15,000      15,396
Raytheon Co. 6.75% due 08/15/07                               45,000      45,487
BUSINESS SERVICES -- 0.3%
Affinity Group, Inc. 9.00% due 02/15/12                       10,000      10,000
Hutchison Whampoa International, Ltd. 5.45%
   due 11/24/10*                                             300,000     299,989
Monitronics International, Inc. 11.75% due 09/01/10           20,000      19,350
Pactiv Corp. 7.95% due 12/15/25                               65,000      71,699
Pitney Bowes, Inc. 4.75% due 01/15/16                         26,000      24,741
Rent-Way, Inc. 11.88% due 06/15/10                            14,000      16,240
Service Corp. International 6.75% due 04/01/16                15,000      14,381
Tyco International Group SA 6.00% due 11/15/13                30,000      31,045
MACHINERY -- 0.0%
American Standard, Inc. 7.38% due 02/01/08                    13,000      13,248
MULTI-INDUSTRY -- 0.0%
Servicemaster Company 7.88% due 08/15/09                      12,000      12,592
Siemens Financieringsmaatschappij NV 5.75%
   due 10/17/16                                               15,000      15,224
TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36         32,000      37,922
Canadian National Railway Co. 6.38% due 10/15/11              30,000      31,436
FedEx Corp. 5.50% due 08/15/09                                15,000      15,096
FedEx Corp., Series 981A Pass Through 6.72%
   due 01/15/22                                              142,587     153,381
Ryder Systems, Inc., 5.00% due 06/15/12                       31,000      29,833
                                                                        --------
                                                                         857,060
                                                                        --------
INFORMATION & ENTERTAINMENT -- 3.7%
BROADCASTING & MEDIA -- 2.4%
AOL Time Warner, Inc. 6.75% due 04/15/11                      15,000      15,688
AOL Time Warner, Inc. 7.63% due 04/15/31                     110,000     121,514
Belo (A.H.) Corp. 6.75% due 05/30/13                          15,000      15,377
CCH I Holdings LLC/CCH I Holdings Capital Corp.
   10.25% due 10/01/13*                                        5,000       5,087
CCH I Holdings LLC/CCH I Holdings Capital Corp.
   11.00% due 10/01/15*                                       22,000      19,855
Chancellor Media Corp. 8.00% due 11/01/08                    390,000     407,783
Clear Channel Communications, Inc. 4.90% due 05/15/15         32,000      28,268

                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Clear Channel Communications, Inc. 5.00% due 03/15/12      $130,000   $  121,945
Clear Channel Communications, Inc. 7.65% due 09/15/10       170,000      179,240
Comcast Cable Communications, Inc. 8.50% due 05/01/27        80,000       98,259
Comcast Corp. 6.50% due 11/15/35                            240,000      241,672
Cox Communications, Inc. 5.45% due 12/15/14                 400,000      386,381
Cox Communications, Inc. 5.50% due 10/01/15                  20,000       19,272
Cox Communications, Inc. 7.75% due 11/01/10                 290,000      312,966
Knight-Ridder, Inc. 6.88% due 03/15/29                       15,000       14,317
Knight-Ridder, Inc. 7.15% due 11/01/27                       20,000       19,283
Liberty Media Corp. 7.75% due 07/15/09                      290,000      302,163
News America, Inc. 7.30% due 04/30/28                        15,000       15,999
Nexstar Finance, Inc. 7.00% due 01/15/14                     10,000        9,100
Paxson Communications Corp. 11.76% due 10/15/06(6)           50,000       50,375
Time Warner Co., Inc. 7.25% due 10/15/17                     14,000       15,112
Time Warner Entertainment Co. 8.38% due 07/15/33             15,000       17,691
Time Warner Entertainment Co. 8.38% due 03/15/23            338,000      390,347
Turner Broadcasting, Inc. 8.38% due 07/01/13                140,000      157,345
Univision Communications, Inc. 3.88% due 10/15/08           150,000      142,552
Viacom, Inc. 6.25% due 04/30/16                             372,000      368,736
Viacom, Inc. 6.63% due 05/15/11                              30,000       31,171
Viacom, Inc. 6.88% due 04/30/36                              15,000       14,829
Viacom, Inc. 7.88% due 07/30/30                             270,000      294,826
Young Broadcasting, Inc. 10.00% due 03/01/11                  5,000        4,669
ENTERTAINMENT PRODUCTS -- 0.3%
Walt Disney Co. 5.38% due 06/01/07                          500,000      500,327
LEISURE & TOURISM -- 1.0%
American Airlines, Inc., Series 01-1 Pass Through 6.82%
   due 11/23/12                                              30,000       29,512
American Airlines, Inc., Series AMBC Pass Through 3.86%
   due 07/09/10                                              66,156       62,676
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63%
   due 01/02/15                                              70,730       73,559
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71%
   due 01/02/19                                              17,285       17,890
Atlas Air, Inc., Series 991-A Pass Through 7.20%
   due 01/02/19                                               3,361        3,336
Brunswick Corp. 5.00% due 06/01/11                           24,000       22,951
Continental Airlines, Inc., Series 98-3 Pass Through
   6.32% due 11/01/08                                       400,000      402,881
Continental Airlines, Inc., Series 981A Pass Through
   6.65% due 09/15/19                                        58,320       59,341
GTECH Holdings Corp. 4.50% due 12/01/09                     340,000      341,034
GTECH Holdings Corp. 4.75% due 10/15/10                     110,000      110,479
Harrah's Operating Co., Inc. 5.50% due 07/01/10             190,000      187,119
Harrah's Operating Co., Inc. 6.50% due 06/01/16*            224,000      219,585
MGM Mirage, Inc. 5.88% due 02/27/14                          35,000       32,419
Mohegan Tribal Gaming Authority 6.13% due 02/15/13           15,000       14,663
Royal Caribbean Cruises, Ltd. 7.00% due 06/15/13             15,000       15,164
                                                                      ----------
                                                                       5,914,758
                                                                      ----------
INFORMATION TECHNOLOGY -- 2.3%
COMPUTER SERVICES -- 0.2%
Computer Sciences Corp. 3.50% due 04/15/08                   15,000       14,563
Electronic Data Systems Corp. 7.45% due 10/15/29            260,000      285,315
COMPUTER SOFTWARE -- 0.0%
Oracle Corp. 5.00% due 01/15/11                              14,000       13,866

                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 0.2%
Arrow Electronic, Inc. 6.88% due 06/01/18                  $ 27,000   $   27,594
Avnet, Inc. 6.63% due 09/15/16                              380,000      386,755
TELECOMMUNICATIONS -- 1.9%
America Movil SA de CV 6.38% due 03/01/35                    18,000       17,203
American Cellular Corp., Series B 10.00% due 08/01/11        25,000       26,187
AT&T Broadband Corp. 8.38% due 03/15/13                     320,000      365,019
AT&T Wireless Services, Inc. 7.88% due 03/01/11             630,000      689,909
Centennial Communications Corp. 11.26% due 01/01/13(2)       25,000       25,812
Corning, Inc. 7.25% due 08/15/36                             27,000       28,756
Embarq Corp. 7.08% due 06/01/16                             372,000      379,477
ICO North America, Inc. 7.50% due 08/15/09(7)(8)(9)(14)       5,000        6,100
Intelsat Bermuda, Ltd. 9.25% due 06/15/16*                   20,000       21,025
LCI International, Inc. 7.25% due 06/15/07                   30,000       30,075
New England Telephone & Telegraph Co. 7.88% due
   11/15/29                                                  15,000       16,280
Qwest Corp. 7.50% due 10/01/14                                5,000        5,162
SBC Communications, Inc. 5.10% due 09/15/14                 630,000      608,703
SBC Communications, Inc. 5.30% due 11/15/10                 330,000      329,029
Sprint Capital Corp. 7.63% due 01/30/11                     290,000      312,246
Sprint Capital Corp. 8.75% due 03/15/32                     100,000      121,950
Verizon New York, Inc. 6.88% due 04/01/12                    27,000       28,157
                                                                      ----------
                                                                       3,739,183
                                                                      ----------
MATERIALS -- 1.0%
CHEMICALS -- 0.5%
Agrium, Inc. 7.13% due 05/23/36                             370,000      392,284
BCI US Finance Corp. 11.01% due 10/15/06*(15)                45,000       45,900
Cytec Industries, Inc. 4.60% due 07/01/13                   225,000      208,282
Cytec Industries, Inc. 5.50% due 10/01/10                   150,000      149,099
Cytec Industries, Inc. 6.00% due 10/01/15                    30,000       29,631
du Pont (E.I.) de Nemours & Co. 4.88% due 04/30/14            9,000        8,725
Eastman Chemical Co. 7.63% due 06/15/24                      15,000       16,440
ICI Wilmington, Inc. 7.05% due 09/15/07                      36,000       36,472
FOREST PRODUCTS -- 0.2%
Consumers International, Inc. 10.25% due
   04/01/05+(7)(8)(10)                                       20,000            0
Neenah Paper, Inc. 7.38% due 11/15/14                        10,000        9,375
Pliant Corp. 11.13% due 09/01/09                             19,000       18,572
Plum Creek Timberlands LP 5.88% due 11/15/15                 26,000       25,719
Temple-Inland, Inc. 6.63% due 01/15/18                      230,000      240,516
Weyerhaeuser Co. 6.88% due 12/15/33                          15,000       14,732
METALS & MINERALS -- 0.1%
Barrick Gold Finance Co. 5.80% due 11/15/34                  15,000       13,958
Barrick Gold Finance, Inc. 7.50% due 05/01/07                22,000       22,260
Inco, Ltd. 5.70% due 10/15/15                                30,000       28,914
Inco, Ltd. 7.20% due 09/15/32                                15,000       15,320
Inco, Ltd. 7.75% due 05/15/12                                20,000       21,608
Newmont Mining Corp. 8.63% due 05/15/11                      15,000       16,852
Timken Co. 5.75% due 02/15/10                                22,000       21,912
PLASTIC -- 0.2%
Sealed Air Corp. 5.38% due 04/15/08*                        275,000      274,604
                                                                      ----------
                                                                       1,611,175
                                                                      ----------

                                                                                   PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
MUNICIPAL BONDS -- 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08    $  100,000   $  102,015
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17      125,000      142,241
                                                                                               ----------
                                                                                                  244,256
                                                                                               ----------
REAL ESTATE -- 2.5%
REAL ESTATE COMPANIES -- 0.8%
AMB Property LP 5.45% due 12/01/10                                                   415,000      418,633
AMB Property LP 5.90% due 08/15/13                                                    12,000       12,188
Colonial Realty LP 6.05% due 09/01/16                                                240,000      242,265
EOP Operating LP 7.00% due 07/15/11                                                   30,000       31,757
Equity One, Inc. 6.25% due 01/15/17                                                   14,000       14,322
Liberty Property LP 7.25% due 03/15/11                                               200,000      213,067
Liberty Property LP 8.50% due 08/01/10                                               160,000      175,893
Mack-Cali Realty LP 5.80% due 01/15/16                                                15,000       15,030
Regency Centers LP 4.95% due 04/15/14                                                130,000      125,303
Simon Property Group LP 5.38% due 08/28/08                                             8,000        7,995
Simon Property Group LP 5.60% due 09/01/11                                            15,000       15,112
REAL ESTATE INVESTMENT TRUSTS -- 1.7%
Avalonbay Communities 5.75% due 09/15/16                                              20,000       20,199
Brandywine Operating Partnership LP 5.75% due 04/01/12                               270,000      271,639
Developers Diversified Realty Corp. 5.00% due 05/03/10                               300,000      296,076
Health Care Property Investors, Inc. 6.30% due 09/15/16                              420,000      422,809
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                           15,000       14,640
Kimco Realty Corp. 5.58% due 11/23/15                                                375,000      373,031
Reckson Operating Partnership LP 6.00% due 03/31/16                                  299,000      301,679
Regency Centers LP 5.25% due 08/01/15*                                               180,000      174,628
Simon Property Group LP 4.60% due 06/15/10                                           185,000      180,530
Simon Property Group LP 5.10% due 06/15/15                                           200,000      192,644
Simon Property Group LP 5.38% due 06/01/11                                           250,000      249,371
United Dominion Realty Trust 6.05% due 06/01/13                                      310,000      314,882
                                                                                               ----------
                                                                                                4,083,693
                                                                                               ----------
U.S. GOVERNMENT AGENCIES -- 26.6%
U.S. GOVERNMENT AGENCIES -- 26.6%
Federal Home Loan Bank 4.50% due 09/08/08                                             70,000       69,359
Federal Home Loan Mtg. Corp., Series 2635 NJ 3.00% due 03/15/17(4)                   219,491      206,046
Federal Home Loan Mtg. Corp., Series 2586 NK 3.50% due 08/15/16(4)                    99,776       95,653
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                                      110,000      109,071
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                      270,208      260,695
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                      259,185      249,761
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                      165,259      159,251
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                      141,297      135,969
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35                                      239,786      230,744
Federal Home Loan Mtg. Corp. 5.00% due November TBA                                7,500,000    7,209,375
Federal Home Loan Mtg. Corp. 5.00% due October TBA                                 2,250,000    2,209,923
Federal Home Loan Mtg. Corp., Series R004 AL 5.13% due 12/15/13(4)                    53,657       53,208
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                      115,949      114,573
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                      119,547      117,954
Federal Home Loan Mtg. Corp. 5.50% due November TBA                                4,250,000    4,187,576
Federal Home Loan Mtg. Corp. 5.73% due 08/01/36                                      365,000      366,139
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                      153,892      155,134

                                                                      PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                               AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                      $   14,243   $   14,492
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                          28,554       29,264
Federal Home Loan Mtg. Corp. 6.50% due 11/01/34                          32,568       33,208
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                          81,846       83,374
Federal Home Loan Mtg. Corp. 6.50% due 05/01/36                         200,000      203,735
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                         120,000      128,409
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                          26,980       27,771
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                           8,755        8,751
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                             207          218
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(4)         8,588        8,579
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(4)       96,000       99,902
Federal National Mtg. Assoc. 4.55% due 01/01/15                         942,368      908,887
Federal National Mtg. Assoc. 4.75% due 12/15/10                          15,000       14,913
Federal National Mtg. Assoc. 4.85% due 11/01/15                         840,573      824,352
Federal National Mtg. Assoc. 5.00% due 03/01/18                          95,204       93,811
Federal National Mtg. Assoc. 5.00% due 06/01/19                          78,878       77,617
Federal National Mtg. Assoc. 5.00% due 03/01/34                         312,364      300,768
Federal National Mtg. Assoc. 5.25% due 08/01/12                          23,000       23,120
Federal National Mtg. Assoc. 5.50% due 11/01/15                          86,526       86,517
Federal National Mtg. Assoc. 5.50% due 03/01/18                          93,334       93,495
Federal National Mtg. Assoc. 5.50% due 07/01/19                         108,655      108,744
Federal National Mtg. Assoc. 5.50% due 06/01/20                         187,447      187,430
Federal National Mtg. Assoc. 5.50% due 12/01/33                         242,421      239,507
Federal National Mtg. Assoc. 5.50% due 05/01/34                          28,321       27,981
Federal National Mtg. Assoc. 5.50% due 06/01/34                          75,287       74,315
Federal National Mtg. Assoc. 5.50% due 12/01/35                         176,551      174,024
Federal National Mtg. Assoc. 5.50% due October TBA                    3,000,000    2,998,125
Federal National Mtg. Assoc. 5.93% due 02/01/11                       1,087,110    1,122,985
Federal National Mtg. Assoc. 6.00% due 06/25/16                         117,772      118,508
Federal National Mtg. Assoc. 6.00% due 06/01/17                          45,066       45,767
Federal National Mtg. Assoc. 6.00% due 12/01/33                         127,046      127,911
Federal National Mtg. Assoc. 6.00% due 05/01/34                         102,934      103,566
Federal National Mtg. Assoc. 6.00% due 08/01/34                          99,435      100,154
Federal National Mtg. Assoc. 6.00% due 10/01/34                         156,502      157,464
Federal National Mtg. Assoc. 6.00% due 06/01/35                          26,477       26,606
Federal National Mtg. Assoc. 6.00% due October TBA                    2,720,000    2,760,800
Federal National Mtg. Assoc. 6.00% due October TBA                    5,195,000    5,217,929
Federal National Mtg. Assoc. 6.06% due 09/01/11                         273,691      281,591
Federal National Mtg. Assoc. 6.34% due 01/01/08                          16,537       16,587
Federal National Mtg. Assoc. 6.36% due 07/01/08                          70,250       70,727
Federal National Mtg. Assoc. 6.43% due 01/01/08                          22,115       22,199
Federal National Mtg. Assoc. 6.50% due 08/01/16                          34,183       34,946
Federal National Mtg. Assoc. 6.50% due 09/01/26                       1,750,000    1,789,235
Federal National Mtg. Assoc. 6.50% due 09/01/32                         121,777      124,464
Federal National Mtg. Assoc. 6.50% due 04/01/34                          79,207       80,744
Federal National Mtg. Assoc. 6.59% due 11/01/07                          88,269       88,537
Federal National Mtg. Assoc. 7.00% due October TBA                      750,000      770,156
Government National Mtg. Assoc. 4.50% due October TBA                   900,000      849,938
Government National Mtg. Assoc. 5.50% due October TBA                 3,500,000    3,475,938
Government National Mtg. Assoc. 6.00% due 02/15/33                       83,658       84,780
Government National Mtg. Assoc. 6.50% due October TBA                 2,500,000    2,563,280
Government National Mtg. Assoc. 7.00% due 01/15/33                       44,397       45,844

                                                                               PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                        AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 7.00% due 05/15/33                            $   62,885   $    64,930
Government National Mtg. Assoc. 7.00% due 07/15/33                                27,118        28,000
Government National Mtg. Assoc. 7.50% due 01/15/32                                27,821        28,956
Government National Mtg. Assoc. 8.00% due 02/15/30                                 6,127         6,492
Government National Mtg. Assoc. 8.50% due 11/15/17                                 5,100         5,433
Government National Mtg. Assoc. 9.00% due 11/15/21                                 1,325         1,427
Government National Mtg. Assoc., Series 2005-74 HA REMIC 7.50% due 09/16/35        2,638         2,742
Government National Mtg. Assoc., Series 2005-74 HB REMIC 7.50% due 09/16/35       19,736        20,849
Government National Mtg. Assoc., Series 2005-74 HC REMIC 7.50% due 09/16/35       11,546        12,003
                                                                                           -----------
                                                                                            43,053,228
                                                                                           -----------
U.S. GOVERNMENT OBLIGATIONS -- 18.1%
U.S. TREASURIES -- 18.1%
United States Treasury Bonds 4.50% due 02/15/36                                  206,000       197,390
United States Treasury Bonds 5.38% due 02/15/31                                1,078,000     1,164,324
United States Treasury Bonds 6.25% due 08/15/23                                1,395,000     1,619,617
United States Treasury Bonds 6.88% due 08/15/25                                1,300,000     1,624,289
United States Treasury Bonds 7.50% due 11/15/24                                  500,000       659,258
United States Treasury Bonds 7.88% due 02/15/21                                  775,000     1,018,459
United States Treasury Bonds 8.00% due 11/15/21                                1,000,000     1,337,812
United States Treasury Notes 2.25% due 02/15/07                                    2,000         1,980
United States Treasury Notes 2.63% due 03/15/09                                4,050,000     3,863,635
United States Treasury Notes 3.25% due 08/15/08                                3,600,000     3,507,188
United States Treasury Notes 3.38% due 02/28/07                                1,000,000       993,320
United States Treasury Notes 3.63% due 07/15/09                                4,300,000     4,188,974
United States Treasury Notes 3.63% due 01/15/10                                   32,000        31,051
United States Treasury Notes 3.88% due 05/15/09                                1,875,000     1,840,429
United States Treasury Notes 3.88% due 05/15/10                                   16,000        15,623
United States Treasury Notes 4.00% due 02/15/14                                2,650,000     2,548,036
United States Treasury Notes 4.25% due 10/15/10                                   30,000        29,627
United States Treasury Notes 4.50% due 11/15/10                                   15,000        14,948
United States Treasury Notes 4.50% due 02/28/11                                    8,000         7,970
United States Treasury Notes 4.63% due 02/29/08                                  122,000       121,705
United States Treasury Notes 4.88% due 04/30/11                                4,075,000     4,120,367
United States Treasury Notes 5.00% due 08/15/11                                    8,000         8,154
United States Treasury Notes 5.13% due 05/15/16                                   10,000        10,374
United States Treasury Notes 6.50% due 10/15/06(13)                              300,000       300,106
                                                                                           -----------
                                                                                            29,224,636
                                                                                           -----------
UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 1.0%
AES Corp. 8.88% due 02/15/11                                                      20,000        21,400
American Electric Power, Inc. 4.71% due 08/16/07                                  18,000        17,877
Appalachian Power Co. 5.00% due 06/01/17                                          18,000        16,862
Calpine Corp. 8.75% due 07/15/13*(9)(10)                                          40,000        40,300
Centerpoint Energy Houston Electric, LLC, Series L2 5.60% due 07/01/23            20,000        19,373
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                             30,000        30,141
Commonwealth Edison Co. 5.95% due 08/15/16                                        30,000        30,415
Consumers Energy Co. 4.25% due 04/15/08*                                          30,000        29,474
Dominion Resources, Inc. 5.69% due 05/15/08(6)                                    33,000        33,135
Duke Energy Corp. 4.20% due 10/01/08                                              30,000        29,373
Entergy Louisiana, Inc. 5.83% due 11/01/10                                        45,000        44,884

                                                                                  PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                          AMOUNT**     (NOTE 2)
----------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Florida Power & Light Co. 5.95% due 10/01/33                                       $ 16,000   $     16,512
Pepco Holdings, Inc. 5.50% due 08/15/07                                             340,000        339,921
Pepco Holdings, Inc. 6.45% due 08/15/12                                              15,000         15,523
PSE&G Power, LLC 3.75% due 04/01/09                                                 155,000        149,331
PSE&G Power, LLC 7.75% due 04/15/11                                                 175,000        189,875
PSI Energy, Inc. 7.85% due 10/15/07                                                  48,000         49,153
Public Service Electric & Gas Co. 5.00% due 08/15/14                                 12,000         11,685
Puget Sound Energy, Inc. 5.20% due 10/01/15                                          47,000         45,249
Reliant Energy Resources Corp. 7.75% due 02/15/11                                    30,000         32,537
Reliant Energy, Inc. 9.50% due 07/15/13                                              15,000         15,563
Texas-New Mexico Power Co. 6.25% due 01/15/09                                       150,000        152,512
TXU Corp. 4.80% due 11/15/09                                                        280,000        272,909
GAS & PIPELINE UTILITIES -- 0.7%
Duke Energy Field Services 6.88% due 02/01/11                                        15,000         15,766
Energen Corp. 7.63% due 12/15/10                                                    290,000        308,550
Kinder Morgan Finance Co., ULC 5.70% due 01/05/16                                    27,000         24,924
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                  650,000        622,809
NGC Corp. Capital Trust 8.32% due 06/01/27                                           20,000         18,200
Oneok Partners LP 6.15% due 10/01/16                                                 10,000         10,094
Southern California Gas Co. 5.75% due 11/15/35                                       15,000         15,071
TELEPHONE -- 0.0%
GTE Northwest, Inc. 5.55% due 10/15/08                                               15,000         15,008
GTE Southwest, Inc. 8.50% due 11/15/31                                               30,000         35,908
                                                                                              ------------
                                                                                                 2,670,334
                                                                                              ------------
TOTAL BONDS & NOTES (cost $110,817,845)                                                        111,095,694
                                                                                              ------------
FOREIGN BONDS & NOTES -- 4.4%
----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                  250,000        288,125
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                  16,000        192,800
                                                                                              ------------
                                                                                                   480,925
                                                                                              ------------
ENERGY -- 0.0%
ENERGY SOURCES -- 0.0%
Nexen, Inc. 5.88% due 03/10/35                                                       15,000         14,302
                                                                                              ------------
FINANCE -- 1.6%
BANKS -- 0.3%
Caisse Nationale des Casisses d'Epargne et de Prevoyance 5.09% due 12/30/09(13)      23,000         18,515
HBOS Capital Funding LP 6.85% due 03/23/09                                           38,000         38,095
Landsbanki Islands Hf 6.10% due 08/25/11                                             15,000         15,157
NIBC NV 5.82% due 12/11/13*(12)                                                      15,000         14,601
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                             330,000        363,573
FINANCIAL SERVICES -- 0.6%
Aiful Corp. 4.45% due 02/16/10*                                                     355,000        340,206
Basell AF SCA 8.38% due 08/15/15*                                                    20,000         19,850
UFJ Finance Aruba AEC 6.75% due 07/15/13                                            555,000        593,965

                                                          PRINCIPAL      VALUE
FOREIGN BONDS & NOTES (CONTINUED)                          AMOUNT**    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 0.7%
AXA SA 8.60% due 12/15/30                                  $450,000   $  574,512
VTB Capital SA 6.25% due 06/30/35*                          350,000      351,750
XL Capital Finance (Europe) PLC 6.50% due 01/15/12          160,000      166,893
                                                                      ----------
                                                                       2,497,117
                                                                      ----------
FOREIGN GOVERNMENT BONDS -- 0.6%
FOREIGN GOVERNMENT -- 0.6%
Federal Republic of Brazil 8.00% due 01/15/18                20,000       21,970
Federal Republic of Brazil 10.50% due 07/14/14               35,000       43,978
Province of Quebec 7.50% due 09/15/29                        41,000       52,595
Republic of Argentina 5.59% due 08/03/12(2)                  50,000       34,975
Republic of Argentia 8.28% due 12/31/33(11)                  77,875       74,955
Republic of Turkey 9.00% due 06/30/11                        35,000       38,237
Republic of Turkey 11.88% due 01/15/30                      100,000      147,375
Republic of Venezuela 8.50% due 10/08/14                     20,000       22,150
Republic of Venezuela 9.25% due 09/15/27                    150,000      183,675
Russian Federation 5.00% due 03/31/30*(12)                   20,000       22,288
Russian Federation 5.00% due 03/31/30(12)                   100,000      111,610
Russian Federation 8.25% due 03/31/10                        13,333       14,001
United Mexican States 6.75% due 09/27/34                    290,000      307,835
                                                                      ----------
                                                                       1,075,644
                                                                      ----------
INDUSTRIAL & COMMERCIAL -- 0.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*          298,513      304,752
MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                           15,000       15,236
                                                                      ----------
                                                                         319,988
                                                                      ----------
INFORMATION & ENTERTAINMENT -- 0.0%
BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(6)             39,000       34,125
                                                                      ----------
INFORMATION TECHNOLOGY -- 1.2%
TELECOMMUNICATIONS -- 1.2%
British Telecommunications PLC 8.63% due 12/15/30            15,000       20,011
France Telecom SA 7.75% due 03/01/11                        350,000      383,452
France Telecom SA 8.50% due 03/01/31                        200,000      260,948
Telecom Italia Capital SA 4.00% due 01/15/10                 30,000       28,425
Telecom Italia Capital SA 5.25% due 11/15/13                 30,000       28,406
Telecom Italia Capital SA 5.25% due 10/01/15                 10,000        9,267
Telecom Italia Capital SA 6.20% due 07/18/11                470,000      475,581
Telecom Italia Capital SA 6.38% due 11/15/33                 47,000       43,955
Telefonica Emisiones SAU 6.42% due 06/20/16                 310,000      318,936
Telefonica Emisiones SAU 7.05% due 06/20/36                 310,000      327,152
TELUS Corp. 7.50% due 06/01/07                               24,000       24,313
TELUS Corp. 8.00% due 06/01/11                               38,000       41,888
                                                                      ----------
                                                                       1,962,334
                                                                      ----------

                                                                                 PRINCIPAL        VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                 AMOUNT**      (NOTE 2)
----------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                    $33,000   $     34,744
                                                                                              ------------
UTILITIES -- 0.5%
TELEPHONE -- 0.5%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(15)                    330,000        359,994
Deutsche Telekom International Finance BV 8.25% due 06/15/30(15)                    290,000        354,290
GAS & PIPELINE UTILITIES -- 0.00%
Petrobras Intl Fin Co. 6.13% due 10/06/16                                            35,000         34,845
                                                                                              ------------
                                                                                                   749,129
                                                                                              ------------
TOTAL FOREIGN BONDS & NOTES (cost $7,022,374)                                                    7,168,308
                                                                                              ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $165,452,921)                                      168,202,377
                                                                                              ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.7%
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.7%
Federal Home Loan Bank Cons. Disc. Notes 4.75% due 10/02/06 (cost $1,199,842)     1,200,000      1,199,842
                                                                                              ------------
REPURCHASE AGREEMENTS -- 0.4%
----------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $201,050 and collateralized by $200,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/17/26 and having an approximate value of
   $206,000                                                                         201,000        201,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $365,092 and collateralized by $355,000 of United States Treasury Bonds, bearing interest at 5.38%, due 05/18/16 and having an approximate value of
   $372,750                                                                         365,000        365,000
                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS (cost $566,000)                                                        566,000
                                                                                              ------------
TOTAL INVESTMENTS --
   (cost $167,218,763)@                       105.1%                                           169,968,219
Liabilities in excess of other assets --       (5.1)                                            (8,331,952)
                                              -----                                           ------------
NET ASSETS --                                 100.0%                                          $161,636,267
                                              =====                                           ============

---------
+    Non-income producing security

* Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $8,740,087 representing 5.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**   In United States dollars unless otherwise indicated.

@    See Note 3 for cost of investments on a tax basis.

(1) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of Septemeber 30, 2006.

(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.

(3) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(4)  Collateralized Mortgaged Obligation

(5) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

(6) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(7)  Fair value security; see Note 2

(8)  Illiquid Security

(9)  Bond in Default

(10) Company has filed Chapter 11 bankruptcy protection.

(11) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina GDP.

(12) Perpetual maturity date. The maturity date shown represents the next call date.

(13) The security was pledged as collateral to cover margin requirements for open futures contracts.

(14) To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of September 30, 2006, the Multi-Managed Income Portfolio held the following restricted securities:

                                                                          MARKET    VALUE AS A
                          ACQUISITION            ACQUISITION   MARKET     VALUE      % OF NET
NAME                          DATE      SHARES       COST       VALUE   PER SHARE     ASSETS
----------------------------------------------------------------------------------------------
ICO North America, Inc.
   7.50% due 08/15/09     08/11/05       5,000     $10,000     $6,100     $1.22         0.0%

Southern Energy, Inc.
   7.90% due 07/15/09     07/15/05      30,000           0          0         0         0.0
                                                               ------                   ---
                                                               $6,100                   0.0%
                                                               ======                   ===

(15) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate is reflected is as of September 30, 2006.

ADR -- American Depository Receipt

REMIC -- Real Estate Mortgage Investment Conduit

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                       VALUE AS OF      UNREALIZED
NUMBER OF                                                 VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                EXPIRATION DATE   TRADE DATE        2006       (DEPRECIATION)
----------------------------------------------------------------------------------------------------
4 Long      U.S. Treasury 10 YR Note    December 2006     $432,135       $432,250          $115
                                                                                           ====

                                                                            PRINCIPAL     VALUE
BONDS & NOTES SOLD SHORT -- (0.1%)                                            AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- (0.1%)
Federal Home Loan Mtg. Corp. 6.50% due December TBA (Proceeds ($198,830))   $(195,200)  $(198,799)
                                                                                        =========

OPEN FOREIGN BOND FORWARD CONTRACTS

                                                                          VALUE AS OF      UNREALIZED
                                                             VALUE AT    SEPTEMBER 30,   APPRECIATION/
DESCRIPTION             PRINCIPAL AMOUNT   DELIVERY DATE    TRADE DATE        2006        DEPRECIATION
------------------------------------------------------------------------------------------------------
Kingdom of Sweden
   3.00% due 07/12/16    SEK(12,250,000)      11/30/06     $(1,587,903)   $(1,582,204)     $  5,699

Kingdom of Sweden
   5.25% due 03/11/15    SEK(50,325,000)      11/30/06      (7,324,443)    (7,336,394)      (11,951)
                                                                                           --------
                                                                                           $ (6,252)
                                                                                           ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

CONTRACT                 IN        DELIVERY GROSS UNREALIZED
TO DELIVER          EXCHANGE FOR     DATE     APPRECIATION
------------------------------------------------------------
*USD     728,699   GBP   390,000   12/20/06         $ 2,144
*AUD   1,770,000   USD 1,351,855   12/20/06          34,951
*CAD     464,000   USD   419,794   12/20/06           3,666
*EUR   1,210,000   USD 1,541,662   12/20/06             630
*JPY 571,510,000   USD 4,933,863   12/20/06          41,304
*SGD   1,121,000   USD   717,578   12/20/06           8,855
                                                    -------
                                                     91,549
                                                    -------

CONTRACT                 IN         DELIVERY   GROSS UNREALIZED
TO DELIVER          EXCHANGE FOR      DATE       DEPRECIATION
---------------------------------------------------------------
*USD    873,206   AUD   1,145,000   12/20/06       $ (21,310)
*USD    175,847   CAD     194,000   12/20/06          (1,863)
*USD  1,695,663   EUR   1,331,000   12/20/06            (528)
*USD  4,700,688   JPY 543,810,000   12/20/06         (45,262)
*USD  3,134,466   SGD   4,896,000   12/20/06         (39,100)
*EUR    311,000   USD     396,066   12/20/06             (17)
*GBP    515,000   USD     961,719   12/20/06          (3,368)
 KRW230,630,000   USD     241,573   12/20/06          (2,650)
                                                   ---------
                                                    (114,098)
                                                   ---------
Net Unrealized Appreciation (Depreciation)         $ (22,549)
                                                   =========
----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Pound Sterling
SGD -- Singapore Dollar
JPY -- Japanese Yen
KRW -- South Korean Won
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Financial Services                                                         16.5%
Banks                                                                       8.0
Repurchase Agreement                                                        4.5
U.S. Government Agencies                                                    4.5
Drugs                                                                       4.4
Food, Beverage & Tobacco                                                    4.2
Telecommunications                                                          4.0
Energy Sources                                                              3.9
Insurance                                                                   3.8
Electronics                                                                 3.7
Metals & Minerals                                                           3.4
Retail                                                                      3.1
Leisure & Tourism                                                           2.4
Business Services                                                           2.3
Automotive                                                                  2.2
Broadcasting & Media                                                        2.1
Energy Services                                                             2.1
Electric Utilities                                                          2.0
Computers & Business Equipment                                              1.9
Health Services                                                             1.9
Machinery                                                                   1.9
Medical Products                                                            1.9
Computer Software                                                           1.8
Transportation                                                              1.5
Real Estate Companies                                                       1.4
Aerospace & Military Technology                                             1.2
Apparel & Textiles                                                          1.2
Multi-Industry                                                              1.2
Chemicals                                                                   0.9
Real Estate Investment Trusts                                               0.9
Entertainment Products                                                      0.8
Gas & Pipeline Utilities                                                    0.8
Electrical Equipment                                                        0.7
Household & Personal Products                                               0.7
Internet Content                                                            0.5
Computer Services                                                           0.4
Forest Products                                                             0.4
Housing & Household Durables                                                0.4
Telephone                                                                   0.4
Internet Software                                                           0.3
Communication Equipment                                                     0.2
                                                                          -----
                                                                          100.4%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                          VALUE
COMMON STOCK -- 78.0%                                          SHARES   (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.7%
APPAREL & TEXTILES -- 1.2%
Adidas-Salomon AG                                               2,956   $139,064
Burberry Group PLC                                             16,875    163,035
Deckers Outdoor Corp.+                                          7,800    369,096
Genesco, Inc.+                                                  4,100    141,327
Gildan Activewear, Inc.                                         1,000     48,615
Industria de Diseno Textil SA                                   9,975    464,970
K-Swiss, Inc., Class A                                          8,500    255,510
Kellwood Co.                                                    4,800    138,384
Maidenform Brands, Inc.+                                       10,300    198,790
Next PLC                                                       14,317    508,250
NIKE, Inc., Class B                                             1,700    148,954
Perry Ellis International, Inc.+                                3,100     95,728
Phillips-Van Heusen                                            12,800    534,656
Polo Ralph Lauren Corp.                                         2,500    161,725
Puma AG                                                           384    130,985
Skechers USA, Inc., Class A+                                    8,500    199,835
Steven Madden, Ltd.+                                           10,400    408,096
Toray Industries, Inc.                                          6,000     45,156
Tween Brands, Inc.                                              7,100    266,960
Wolverine World Wide, Inc.                                      4,000    113,240
AUTOMOTIVE -- 2.0%
Aisin Seiki Co., Ltd.                                           9,600    280,381
Ansell, Ltd.                                                   28,069    221,541
Autobacs Seven Co., Ltd.                                        3,300    124,038
Autogrill SpA                                                  22,019    350,411
Autoliv, Inc.                                                   5,650    311,372
Bayerische Motoren Werke AG                                       800     42,850
Cummins, Inc.                                                   8,250    983,647
Fiat SpA+                                                      37,643    600,007
General Motors Corp.                                           14,800    492,248
Group 1 Automotive, Inc.+                                       1,800     89,820
Harris & Harris Group, Inc.+                                   10,600    130,168
Honda Motor Co., Ltd.                                           6,200    208,372
Hyundai Mobis                                                   2,310    237,530
Inchcape                                                       93,727    919,128
Modine Manufacturing Co.                                        8,400    204,372
S.A. D'ieteren NV                                                 536    178,891
Suzuki Motor Corp.                                             12,500    317,460
Tenneco Automotive, Inc.+                                       6,500    152,035
Toyota Motor Corp.                                              5,300    288,051
Volkswagen AG                                                   8,272    704,672
Volvo AB, Class A                                               5,800    359,327
Yamaha Motor Co., Ltd.                                         22,300    590,891

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
HOUSING & HOUSEHOLD DURABLES -- 0.4%
Berkeley Group Holdings PLC+(13)                            28,013   $   705,455
Select Comfort Corp.+                                        5,900       129,092
Sherwin-Williams Co.                                         9,800       546,644
RETAIL -- 3.1%
Aderans Co., Ltd.                                            9,200       238,324
American Eagle Outfitters, Inc.                             12,600       552,258
American Woodmark Corp.                                      5,500       185,295
AnnTaylor Stores Corp.+                                      3,600       150,696
Avon Products, Inc.                                          9,100       279,006
BJ's Wholesale Club, Inc.+                                   3,800       110,884
Brown Shoe Co., Inc.                                         3,100       111,104
Buckle, Inc.                                                 4,701       178,356
Casey's General Stores, Inc.                                14,200       316,234
Cato Corp., Class A                                          5,200       113,932
Charlotte Russe Holding, Inc.+                               9,900       272,646
Claire's Stores, Inc.                                        3,900       113,724
Colruyt SA                                                     933       159,244
Costco Wholesale Corp.                                       4,300       213,624
Dillard's, Inc., Class A                                     2,800        91,644
Dollar Tree Stores, Inc.+                                   11,600       359,136
Dress Barn, Inc.+                                           16,000       349,120
DSW, Inc.+                                                   4,700       148,050
Foschini Ltd.                                                4,571        26,996
GUS PLC                                                     17,859       323,014
Gymboree Corp.+                                              7,500       316,350
Home Depot, Inc.                                             3,000       108,810
Itochu Corp.                                                74,000       573,206
Longs Drug Stores Corp.                                      4,100       188,641
Lotte Shopping Co., Ltd.                                       462       163,562
Lowe's Cos., Inc.                                           14,700       412,482
Marks & Spencer Group PLC                                   52,905       636,439
Marubeni Corp.                                              43,000       214,045
Men's Wearhouse, Inc.+                                       4,300       160,003
Nordstrom, Inc.                                             28,800     1,218,240
Office Depot, Inc.+                                          8,500       337,450
Pantry, Inc.+                                                9,400       529,878
Payless ShoeSource, Inc.+                                   15,700       390,930
Punch Taverns PLC+                                           2,945        53,459
Rent-A-Center, Inc.+                                         6,300       184,527
Spartan Stores, Inc.                                         5,300        89,570
Tesco PLC                                                   17,141       115,538
TJX Cos., Inc.                                               5,300       148,559
Wal-Mart Stores, Inc.                                       17,600       868,032
Woolworths, Ltd.                                            61,419       927,413
Yamada Denki Co., Ltd.                                         440        44,102
                                                                     -----------
                                                                      25,675,302
                                                                     -----------
CONSUMER STAPLES -- 4.8%
FOOD, BEVERAGE & Tobacco -- 4.1%
Altria Group, Inc.(8)                                       23,000     1,760,650
Anheuser-Busch Cos., Inc.                                    4,700       223,297

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
British American Tobacco PLC                                32,070   $   867,068
C&C Group PLC                                                4,212        57,149
Carrefour SA                                                 2,722       171,995
Coca-Cola Co.                                                4,200       187,656
Continental AG                                               4,584       531,517
Flowers Foods, Inc.                                          8,500       228,480
General Mills, Inc.                                          9,400       532,040
Heineken NV                                                 45,985     2,103,289
Imperial Tobacco Group PLC                                   6,503       216,731
InBev NV                                                     3,278       180,483
Japan Tobacco, Inc.                                            268     1,041,371
Kellogg Co.                                                  7,250       359,020
Koninklijke Ahold NV+                                       16,797       178,489
Kroger Co.+                                                 26,100       603,954
Lancaster Colony Corp.                                       2,400       107,424
Loews Corp.-Carolina Group                                   2,100       116,319
Meiji Dairies Corp.                                         95,000       641,778
MGP Ingredients, Inc.                                        3,500        74,445
Nash Finch Co.                                              10,800       254,124
Nestle SA                                                      463       161,436
Parmalat SpA                                                 9,013        32,344
Pepsi Bottling Group, Inc.                                  16,200       575,100
PepsiCo, Inc.                                                7,400       482,924
Ralcorp Holdings, Inc.                                       2,600       125,398
Reynolds American, Inc.                                     19,800     1,227,006
Safeway, Inc.                                               18,000       546,300
Seaboard Corp.                                                  70        84,350
Sodexho Alliance SA+                                         2,002       110,939
Swedish Match AB                                            25,500       414,958
Thai Beverage Public Co., Ltd.*(9)                         717,000       133,175
Toyo Suisan Kaisha, Ltd.                                    31,000       446,925
Unilever NV                                                  6,720       165,313
Universal Robina Corp.*(9)                                 389,020       139,517
UST, Inc.                                                    6,850       375,586
Vector Group, Ltd.                                           5,400        87,588
HOUSEHOLD & PERSONAL PRODUCTS -- 0.7%
Blyth, Inc.                                                  4,100        99,753
Chattem, Inc.+                                               3,400       119,408
Colgate-Palmolive Co.                                        4,600       285,660
Estee Lauder Cos., Inc., Class A                            12,500       504,125
Genlyte Group, Inc.+                                         6,600       469,920
Kimberly-Clark Corp.                                         4,200       274,512
Nobia AB                                                     2,300        76,896
Praktiker Bau-und Heimwerkermaerkte Holding AG               1,933        63,754
Procter & Gamble Co.                                         7,250       449,355
Reckitt Benckiser PLC                                        5,260       218,047
Tempur-Pedic International, Inc.+                           10,800       185,436
                                                                     -----------
                                                                      18,293,004
                                                                     -----------

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
EDUCATION -- 0.0%
EDUCATION -- 0.0%
Universal Technical Institute, Inc.+                          9,200   $  164,588
                                                                      ----------
ENERGY -- 5.8%
ENERGY SERVICES -- 2.0%
Alon USA Energy, Inc.                                         8,700      256,563
E.ON AG                                                       5,436      644,369
Empresa Nacional de Petroleo                                 14,506       29,876
Giant Industries, Inc.+                                       1,400      113,680
Helix Energy Solutions Group, Inc.                            3,400      113,560
Lufkin Industries, Inc.                                       1,800       95,256
Matrix Service Co.+                                          10,300      134,827
MOL Magyar Olaj-es Gazipari Rt.                                 583       53,158
MOL Magyar Olaj-es Gazipari Rt. GDR                           1,498      134,445
Norsk Hydro ASA                                              28,437      635,046
Patterson-UTI Energy, Inc.                                    5,800      137,808
PetroChina Co., Ltd., Class H                               102,000      109,585
Repsol YPF SA                                                 8,555      254,607
Royal Dutch Shell PLC, Class A ADR                            6,645      218,828
Royal Dutch Shell PLC, Class B                               46,722    1,586,012
RWE AG                                                        2,753      253,966
Sasol, Ltd.                                                  10,067      330,881
Scottish and Southern Energy PLC                              4,024       99,303
Scottish Power PLC                                            4,757       58,028
Statoil ASA                                                  36,350      859,098
Sunoco, Inc.                                                 14,600      907,974
Tesoro Corp.                                                  1,600       92,768
Trico Marine Services, Inc.+                                  5,300      178,875
Vaalco Energy, Inc.                                          15,500      111,290
Vector, Ltd.+                                                67,992      105,193
Western Refining, Inc.                                        6,300      146,412
Weststar Energy, Inc.                                         5,200      122,252
ENERGY SOURCES -- 3.8%
BP PLC                                                       92,789    1,011,129
Chevron Corp.(8)                                             25,900    1,679,874
China Petroleum and Chemical Corp.                          594,000      367,502
China Shenhua Energy Co., Ltd.                               72,000      115,893
ConocoPhillips                                               13,886      826,634
Core Laboratories NV+                                         3,300      210,540
Eni SpA                                                      43,901    1,300,977
Exploration Co. of Delaware+                                  8,600       82,302
Exxon Mobil Corp.(8)                                         70,580    4,735,918
Frontier Oil Corp.                                           22,100      587,418
Gazprom                                                       6,230       66,661
Harvest Natural Resources, Inc.+                             11,800      122,130
Helmerich & Payne, Inc.                                       5,000      115,150
Holly Corp.                                                   9,200      398,636
Houston Exploration Co.+                                      1,900      104,785
Lukoil Holdings                                                 633       48,235
Lukoil ADR                                                    4,520      341,260
Marathon Oil Corp.                                           11,400      876,660
Occidental Petroleum Corp.                                    7,700      370,447
Oil States International, Inc.+                               2,400       66,000

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Ormat Technologies, Inc.                                      2,100  $    68,712
Petroleo Brasileiro SA ADR                                    3,971      332,889
Petroleum Development Corp.+                                  2,100       83,769
Saipem SpA                                                    5,503      119,604
Surgutneftegaz                                               91,283      117,755
Tatneft ADR(1)                                                1,235      111,891
Total SA                                                      3,401      223,179
                                                                      ----------
                                                                      22,269,610
                                                                      ----------
FINANCE -- 17.2%
BANKS -- 8.0%
ForeningsSparbanken AB, Class A                               2,100       62,328
Allied Irish Banks PLC (Dublin)                              15,672      417,331
Australia & New Zealand Banking Group, Ltd.                  20,847      417,331
Banco Bilbao Vizcaya Argentaria SA+                           1,918       44,386
Banco Nossa Caixa SA                                          1,800       35,871
Banco Popolare di Verona e Novara SCRL+                       1,250       34,538
Bank of America Corp.(8)                                     32,789    1,756,507
Bank of Fukuoka, Ltd.                                        48,000      352,305
Bank of Hawaii Corp.                                          3,500      168,560
Bank of Ireland (Dublin)                                      7,031      137,480
Bankunited Financial Corp., Class A                           4,500      117,315
Barclays PLC                                                110,285    1,391,757
Bayerische Hypo-und Vereinsbank AG+                           4,900      214,364
BNP Paribas SA                                               15,525    1,670,398
Center Financial Corp.                                        4,300      102,254
Chiba Bank, Ltd.                                             39,000      347,657
China Merchants Bank Co., Ltd.*(9)                           60,500       85,268
Citizens Banking Corp.                                        8,200      215,332
City Holding Co.                                              5,100      203,337
Commercial International Bank                                18,981      152,254
Commerzbank AG                                               11,857      399,187
Corus Bankshares, Inc.                                       26,100      583,596
Daegu Bank                                                   16,550      277,218
DBS Group Holdings, Ltd.                                     31,141      376,457
Den Norke Bank ASA                                            7,937       97,166
Depfa Bank PLC                                               17,593      324,816
Deutsche Bank AG                                              2,292      276,570
Downey Financial Corp.                                        3,600      239,544
Financial Institutions, Inc.                                  3,800       88,768
First Regional Bancorp+                                       3,000      102,210
FirstFed Financial Corp.+                                     7,000      397,040
Fremont General Corp.                                        23,250      325,267
Frontier Financial Corp.                                      5,550      143,967
HBOS PLC                                                     59,230    1,172,206
Independent Bank Corp.                                        5,475      132,933
Intervest Bancshares Corp.*(9)                                6,800      296,208
ITLA Capital Corp.                                            1,700       91,392
KBC GROEP NV                                                  9,005      948,331
Keycorp                                                       9,600      359,424

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Kookmin Bank                                                  3,800   $  299,583
Krung Thai Bank, Ltd.                                        72,300       21,941
Krung Thai Bank PCL+                                        735,000      225,010
Macquarie Bank, Ltd.                                          3,270      168,528
MCG Capital Corp.                                             7,800      127,374
Mitsubishi Tokyo Financial Group, Inc.+                          79    1,016,550
Nara Bancorp, Inc.                                            9,400      171,926
Nordea Bank AB                                              147,000    1,925,725
PFF Bancorp, Inc.                                             3,900      144,456
PNC Financial Services Group, Inc.                            6,300      456,372
Public Bank BHD                                             111,100      206,354
Public Bank BHD (Foreign Market)                             35,900       65,220
Republic Bancorp, Inc.                                        9,400      125,302
Royal Bank of Scotland Group PLC                             26,678      918,591
Sberbank                                                         76      165,680
Societe Generale                                             14,963    2,381,217
Southwest Bancorp, Inc.                                       4,300      111,026
Sterling Financial Corp.                                      5,100      165,393
Sumitomo Mitsui Financial Group, Inc.                            36      377,905
Thai Farmers Bank                                            33,100       60,799
Trustmark Corp.                                               6,000      188,580
U.S. Bancorp                                                 27,830      924,513
Uniao de Banco Brasilieros SA GDR                             3,706      274,244
UniCredito Italiano SpA+                                     14,571      120,930
UnionBanCal Corp.                                            14,500      883,050
Vineyard National Bancorp                                     4,100      106,436
W Holding Co., Inc.                                          21,000      124,110
Wachovia Corp.                                               20,996    1,171,577
Washington Mutual, Inc.                                      16,500      717,255
Wells Fargo & Co.                                            46,160    1,670,069
West Coast Bancorp                                            2,300       70,242
Westpac Banking Corp., Ltd.                                  52,941      896,066
FINANCIAL SERVICES -- 5.5%
Accredited Home Lenders Holding Co.+                          6,050      217,437
Acta Holding ASA                                             24,845      100,498
Advance America Cash Advance Centers, Inc.                    5,900       85,078
Advanta Corp., Class B                                        3,200      118,080
Affiliated Managers Group, Inc.+                              1,900      190,209
Ameriprise Financial, Inc.                                   11,100      520,590
ASTA Funding, Inc.                                           10,600      397,394
Calamos Asset Management, Inc., Class A                      13,000      381,160
Candela Corp.+                                               10,575      115,373
CapitalSource, Inc.+                                         23,606      609,507
Challenger Financial Services Group, Ltd.                    43,655      112,900
Citigroup, Inc.                                              54,201    2,692,164
CompuCredit Corp.+                                            3,000       90,630
Countrywide Financial Corp.                                  15,450      541,368
Credit Acceptance Corp.+                                      3,700      109,816
Deutsche Boerse AG                                              734      110,387
Dun & Bradstreet Corp.+                                       3,100      232,469
Goldman Sachs Group, Inc.                                     8,600    1,454,862

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Greenhill & Co., Inc.                                         1,900   $  127,338
Grupo Financiero Banorte SA de CV                            40,700      127,386
Hitachi Capital Corp.                                        71,900    1,369,524
IndyMac Bancorp, Inc.                                        12,300      506,268
International Securities Exchange, Inc.+                      3,400      159,426
Investment Technology Group, Inc.+                            6,300      281,925
J.P. Morgan Chase & Co.                                      20,740      973,950
Knight Capital Group, Inc.+                                   7,500      136,500
Lehman Brothers Holdings, Inc.                               14,600    1,078,356
London Stock Exchange Group                                  23,159      535,951
MAN Group PLC                                                 3,788      320,577
Manitoba Group                                              163,319    1,369,941
Merrill Lynch & Co., Inc.                                     6,100      477,142
Mizuho Financial Group, Inc.                                    126      977,067
Morgan Stanley                                               15,700    1,144,687
Morningstar, Inc.+                                            2,500       92,250
Nasdaq Stock Market, Inc.+                                    5,000      151,200
Nuveen Investments, Inc., Class A                             1,700       87,091
Orix Corp.+                                                   3,760    1,039,272
Portfolio Recovery Associates, Inc.+                          2,600      114,062
Provident Financial PLC                                      17,483      204,753
Raymond James Financial, Inc.                                18,653      545,414
Schroders PLC                                                 7,489      130,405
Shinhan Financial Group Co., Ltd.                             5,350      241,139
Sika Finanz AG                                                   78       98,245
SinoPac Holdings Co.                                        320,000      152,761
Tower, Ltd.+                                                 66,329      140,290
World Acceptance Corp.+                                       7,700      338,646
INSURANCE -- 3.7%
Admiral Group PLC                                             7,630      118,431
Aegon NV                                                     14,955      280,473
Allianz AG                                                    4,268      738,635
American Financial Group, Inc.                               10,250      481,033
American Physicians Capital, Inc.+                            2,000       96,760
Arch Capital Group, Ltd.+                                     1,600      101,584
Argonaut Group, Inc.+                                         3,400      105,502
Assurant, Inc.                                                3,500      186,935
Chubb Corp.                                                  11,700      607,932
CIGNA Corp.                                                   2,200      255,904
Commerce Group, Inc.                                         11,700      351,585
EMC Insurance Group, Inc.                                     2,100       60,564
FBL Financial Group, Inc., Class A                            1,300       43,511
Fidelity National Financial, Inc.                             3,900      162,435
Fidelity National Title Group, Inc.                           8,000      167,680
First American Corp.                                          7,900      334,486
FPIC Insurance Group, Inc.+                                   3,600      142,596
HCC Insurance Holdings, Inc.                                  2,900       95,352
ING Groep NV                                                 23,555    1,036,153
LandAmerica Financial Group, Inc.                             6,400      421,056
LifeCell Corp.+                                               8,900      286,758
Loews Corp.                                                   2,000       75,800
Mapfre Reinsurance Corp.                                     26,164      546,762

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Metropolitan Holdings, Ltd.                                 55,054   $    86,588
MGIC Investment Corp.                                        6,400       383,808
Muenchener Rueckversicherungs-Gesellschaft AG                1,160       183,441
Nationwide Financial Services, Inc., Class A                 4,000       192,400
Navigators Group, Inc.+                                      3,100       148,831
Ohio Casualty Corp.                                          9,300       240,591
Philadelphia Consolidated Holding Co.+                      11,700       465,426
PMI Group, Inc.                                              4,300       188,383
QBE Insurance Group, Ltd.                                   22,480       410,481
Radian Group, Inc.                                           7,200       432,000
SAFECO Corp.                                                16,700       984,131
Safety Insurance Group, Inc.                                 5,000       243,300
Sampo Oyj, Class A                                           9,200       191,790
SeaBright Insurance Holdings, Inc.+                          8,400       117,348
Selective Insurance Group, Inc.                              3,500       184,135
Triad Guaranty, Inc.+                                        3,200       163,744
W.R. Berkley Corp.                                          32,637     1,155,023
Wiener Stadtische Allgemeine Versicherung AG                   356        22,346
Zenith National Insurance Corp.                             17,070       680,922
Zurich Financial Services AG+                                4,507     1,107,422
                                                                     -----------
                                                                      66,122,422
                                                                     -----------
HEALTHCARE -- 8.1%
DRUGS -- 4.4%
Abbott Laboratories                                          4,900       237,944
Alkermes, Inc.+                                              4,800        76,080
Alpharma, Inc., Class A                                      7,200       168,408
Amgen, Inc.+                                                13,700       979,961
AstraZeneca PLC                                             27,499     1,718,662
Bio-Rad Laboratories, Inc., Class A+                         2,700       190,971
Biovitrum*(9)                                                  870        13,653
Bristol-Myers Squibb Co.                                     7,250       180,670
Celesio AG                                                   2,876       149,925
Cephalon, Inc.+                                              1,900       117,325
Digene Corp.+                                                3,300       142,395
EGL, Inc.+                                                   5,100       185,844
Eli Lilly & Co.                                              8,500       484,500
Enzon Pharmaceuticals, Inc.+                                 4,700        38,775
Forest Laboratories, Inc.+                                   6,100       308,721
Gilead Sciences, Inc.+                                       7,650       525,555
GlaxoSmithKline PLC                                         45,758     1,218,299
Illumina, Inc.+                                              2,500        82,600
ImClone Systems, Inc.+                                       6,100       172,752
Kaken Pharmaceutical Co., Ltd.                              30,000       204,190
King Pharmaceuticals, Inc.+                                 29,000       493,870
Ligand Pharmaceuticals, Inc., Class B+                       5,900        59,236
Mayne Pharma, Ltd.                                          65,461       209,301
Merck & Co., Inc.                                           32,450     1,359,655
Millennium Pharmaceuticals, Inc.+                           23,100       229,845
Neurocrine Biosciences, Inc.+                               15,300       164,475
New River Pharmaceuticals, Inc.+                             3,600        92,628

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Novartis AG                                                   3,228   $  188,447
Noven Pharmaceuticals, Inc.+                                  3,900       94,068
Pain Therapeutics, Inc.+                                     11,400       98,268
Parexel International Corp.+                                  9,200      304,428
Pfizer, Inc.(8)                                              30,500      864,980
Regeneron Pharmaceuticals, Inc.+                             10,800      169,452
Roche Holdings AG                                             7,424    1,283,593
Salix Pharmaceuticals, Ltd.+                                 10,227      138,678
Sanofi-Synthelabo SA                                          1,195      106,376
Savient Pharmaceuticals, Inc.+                               20,300      132,153
Schering AG                                                   2,243      260,788
Schering-Plough Corp.                                        50,100    1,106,709
Sciele Pharma, Inc.*(9)                                      12,000      226,080
Taisho Pharmaceutical Co., Ltd.                              24,000      460,190
Teva Pharmaceutical Industries, Ltd.  ADR                    11,614      395,921
United Therapeutics Corp.+                                    2,100      110,334
Vertex Pharmaceuticals, Inc.+                                 2,300       77,395
Viropharma, Inc.+                                             5,500       66,935
Wyeth                                                        19,800    1,006,632
HEALTH SERVICES -- 1.8%
Aetna, Inc.                                                  18,700      739,585
AMERIGROUP Corp.+                                             9,000      265,950
AMN Healthcare Services, Inc.+                                7,300      173,375
Cerner Corp.+                                                 1,800       81,720
Coventry Health Care, Inc.+                                  12,450      641,424
Dade Behring Holdings, Inc.+                                  7,500      301,200
Genesis Healthcare Corp.+                                     4,600      219,098
Healthspring, Inc.                                            8,800      169,400
Humana, Inc.+                                                11,700      773,253
Intuitive Surgical, Inc.+                                       800       84,360
Magellan Health Services, Inc.+                              10,300      438,780
Mayne Group, Ltd.                                            59,148      150,764
Molina Healthcare, Inc.+                                      5,300      187,408
Odyssey Healthcare, Inc.+                                     5,700       80,826
Pediatrix Medical Group, Inc.+                                1,200       54,720
Sierra Health Services, Inc.+                                28,300    1,070,872
UnitedHealth Group, Inc.                                     17,800      875,760
WellCare Health Plans, Inc.+                                  6,300      356,769
MEDICAL PRODUCTS -- 1.9%
Alfresa Holdings Corp.                                        2,500      158,519
Becton Dickinson & Co.                                       18,800    1,328,596
DAIICHI SANKYO Co., Ltd.                                      8,000      226,878
DJ Orthopedics, Inc.+                                         2,300       95,519
Fresenius Medical Care AG                                       519       67,418
Haemonetics Corp.+                                            5,750      269,100
Hologic, Inc.+                                                2,000       87,040
IDEXX Laboratories, Inc.+                                     2,200      200,508
Johnson & Johnson                                            26,300    1,707,922
Kinetic Concepts, Inc.+                                       2,300       72,358
McKesson Corp.                                               24,900    1,312,728
MEDICEO Holdings Co., Ltd.                                   12,900      264,279

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Mentor Corp.                                                 2,400   $   120,936
Mindray Medical International, Ltd.                            214         3,572
Nobel Biocare Holding AG+                                      434       106,812
OraSure Technologies, Inc.+                                 11,500        92,460
Orthofix International NV+                                   2,500       113,675
Palomar Medical Technologies, Inc.+                          2,500       105,500
Quidel Corp.+                                                7,000        98,840
Techne Corp.+                                                2,600       132,236
USANA Health Sciences, Inc.+                                 6,300       280,917
Vital Images, Inc.+                                          3,200       101,056
Vital Signs, Inc.                                            1,600        90,576
West Pharmaceutical Services, Inc.                           2,700       106,029
Zoll Medical Corp.+                                          7,700       276,353
                                                                     -----------
                                                                      30,982,758
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 8.5%
AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
BAE Systems PLC                                             35,060       259,460
Boeing Co.                                                  15,740     1,241,099
CAE, Inc.                                                    7,800        66,503
Europeon Aeronautic Defense and Space Co.                    5,998       172,499
HEICO Corp.                                                  3,200       109,760
Lockheed Martin Corp.                                       12,900     1,110,174
Moog, Inc., Class A+                                         9,100       315,406
Orbital Sciences Corp.+                                      6,300       118,251
Raytheon Co.                                                 3,300       158,433
Rockwell Automation, Inc.                                    2,428       141,067
Teledyne Technologies, Inc.+                                 4,300       170,280
United Industrial Corp.                                      7,650       409,275
United Technologies Corp.                                    3,700       234,395
BUSINESS SERVICES -- 2.1%
ABB, Ltd.+                                                   7,480        98,401
Administaff, Inc.+                                           3,400       114,580
Aegis Group PLC                                             88,921       222,682
Albany Molecular Research, Inc.+                             5,900        55,224
Applera Corp. - Applied Biosystems Group                    26,300       870,793
Automatic Data Processing, Inc.                             11,700       553,878
Aveng                                                       74,807       264,124
Barloworld, Ltd.                                             6,921       115,072
Brightpoint, Inc.+                                           7,920       112,622
Catalina Marketing Corp.                                     3,700       101,750
Clean Harbors, Inc.+                                         3,400       148,070
Coinstar, Inc.+                                              3,500       100,730
Consolidated Graphics, Inc.+                                 4,200       252,714
Convergys Corp.+                                             5,400       111,510
CSG Systems International, Inc.+                             8,200       216,726
Davis Service Group                                         22,493       202,362
Diamond Lease Co., Ltd.                                      1,900        91,522
GS Engineering & Construction Corp.                          2,850       199,387
Heidrick & Struggles International, Inc.+                    2,700        97,200
ICT Group, Inc.+                                             3,700       116,439

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
inVentiv Health, Inc.                                           5,100   $163,353
Inversiones Aguas Metropolitan SA ADR*(9)                       4,393     96,434
John H. Harland Co.                                             7,500    273,375
Korn/Ferry International+                                       7,700    161,238
Labor Ready, Inc.+                                             12,800    203,904
Landauer, Inc.                                                  2,200    111,650
Leighton Holdings, Ltd.                                        18,272    263,374
Linde AG                                                        2,029    191,139
Manpower, Inc.                                                  2,100    128,667
Monsanto Co.                                                    4,900    230,349
Move, Inc.                                                     30,400    149,264
Orascom Constructions Industries                                7,959    348,054
PW Eagle, Inc.                                                  9,900    297,099
Robert Half International, Inc.                                 7,300    247,981
SGS SA                                                             49     49,335
Sotheby's Holdings, Inc., Class A+                              3,100     99,944
Standard Parking Corp.                                          4,900    153,762
Tecnicas Reunidas SA*(9)                                        2,415     73,925
United Stationers, Inc.+                                        3,623    168,506
URS Corp.+                                                      1,700     66,113
Volt Information Sciences, Inc.+                                5,600    199,080
Watson Wyatt & Co. Holdings                                     4,000    163,680
WESCO International, Inc.+                                      3,100    179,893
ELECTRICAL EQUIPMENT -- 0.7%
A.O. Smith Corp.                                                2,400     94,632
Advanced Energy Industries, Inc.+                               6,200    105,648
Alps Electric Co., Ltd.                                        25,200    263,253
Ametek, Inc.                                                    1,600     69,680
Asyst Technologies, Inc.+                                      22,600    152,776
Eaton Corp.                                                     1,700    117,045
Emerson Electric Co.                                            8,000    670,880
Franklin Electric Co., Inc.                                     2,000    106,280
General Cable Corp.+                                            8,700    332,427
Insteel Industries, Inc.*(9)                                    3,900     77,493
Lamson & Sessions Co.                                           4,200    100,044
Littelfuse, Inc.+                                               7,800    270,660
Mitsubishi Electric Corp.                                      30,000    252,699
Oce NV                                                         12,056    193,541
MACHINERY -- 1.9%
AGCO Corp.+                                                     5,200    131,820
Albany International Corp., Class A                             5,150    163,873
Andritz AG                                                      4,542    692,866
Applied Industrial Technologies, Inc.                          13,200    322,080
Cascade Corp.                                                   2,700    123,255
Flow International Corp.+                                      15,000    194,550
Haulotte Group                                                  1,142     29,556
Hyunjin Materials Co., Ltd.                                     3,166     55,039
Illinois Tool Works, Inc.                                       9,300    417,570
IM PLC                                                         22,770    216,045
JLG Industries, Inc.                                           15,900    314,979
Lone Star Technologies, Inc.+                                   4,500    217,710

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Manitowoc Co., Inc.                                           2,600   $  116,454
NACCO Industries, Inc., Class A                                 700       95,137
Nordson Corp.                                                 5,300      211,258
Parker-Hannifin Corp.                                         8,100      629,613
Rieter Holding AG                                             4,144    1,784,593
Schneider Electric SA                                         1,050      117,101
Shanghai Prime Machinery Co., Ltd.*(9)                      328,000      106,096
SMC Corp.                                                       400       52,927
Snap-On, Inc.                                                 2,200       98,010
Terex Corp.+                                                 13,700      619,514
Toro Co.                                                      6,400      269,888
Wartsila Oyj, Class B                                         6,500      263,755
Westinghouse Air Brake Technologies Corp.                     3,800      103,094
MULTI-INDUSTRY -- 1.1%
3M Co.                                                        9,750      725,595
Eagle Materials, Inc.                                         5,600      188,608
Enpro Industries, Inc.+                                       2,850       85,671
General Electric Co.                                         25,550      901,915
GS Holdings Corp.                                             3,400      118,933
Honeywell International, Inc.                                 3,900      159,510
Italian-Thai Development Public Co., Ltd.                   833,200      125,318
James Hardie Industries NV                                   17,320       96,298
Koppers Holdings, Inc.                                        7,700      146,069
Makita Corp.                                                  3,000       88,127
Plexus Corp.+                                                12,400      238,080
Rinker Group, Ltd.                                           27,882      288,848
SembCorp Industries, Ltd.                                    34,000       71,928
Swire Pacific, Ltd., Class A                                 66,000      689,173
Tomkins PLC                                                  38,748      171,762
TRANSPORTATION -- 1.5%
Arkansas Best Corp.                                           2,500      107,575
Arriva PLC                                                   18,081      223,436
Bergesen Worldwide Gas ASA*(9)                                5,655       74,948
Burlington Northern Santa Fe Corp.                            3,200      235,008
Canadian National Railway Co. (Toronto)                       1,254       52,449
Central Japan Railway Co.                                       101    1,077,333
East Japan Railway Co.                                            8       55,941
FedEx Corp.                                                   3,000      326,040
Freightcar America, Inc.                                      6,000      318,000
Hub Group, Inc., Class A+                                     7,800      177,684
Hyundai Mipo Dockyard Co., Ltd.                               1,060      132,185
Kuehne & Nagel International AG                                 487       33,688
Laidlaw International, Inc.+                                 14,100      385,353
National Express Group PLC                                   12,483      219,468
Neptune Orient Lines, Ltd.                                  128,000      163,602
Norfolk Southern Corp.                                       12,800      563,840
Oesterreichische Post AG*(9)                                  2,791      106,351
Orient Overseas International, Ltd.                          65,800      266,894
Overseas Shipholding Group, Inc.                              4,800      296,496
Piaggio & C. SpA                                             18,991       70,559
Qantas Airways, Ltd.                                         24,482       71,344

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Saia, Inc.                                                   6,000   $   195,600
Vinci SA                                                     5,490       611,228
Wan Hai Lines, Ltd.                                         15,700         8,633
                                                                     -----------
                                                                      32,595,838
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 5.0%
BROADCASTING & MEDIA -- 1.9%
Acxiom Corp.                                                 4,100       101,106
British Sky Broadcasting Group PLC                          29,139       297,889
Citadel Broadcasting Corp.+                                 10,400        97,760
Comcast Corp., Class A+                                      8,700       320,595
Cumulus Media, Inc., Class A+                                8,800        84,128
Daily Mail & General Trust                                  18,636       211,627
DIRECTV Group, Inc.+                                        17,300       340,464
EMAP PLC                                                    12,088       170,200
John Wiley & Sons, Inc., Class A                             4,300       154,843
Liberty Global, Inc., Class A+                              11,000       283,140
LodgeNet Entertainment Corp.+                                3,300        62,304
Macrovision Corp.+                                          10,500       248,745
McGraw-Hill Cos., Inc.                                      17,800     1,032,934
Mediaset SpA                                                15,376       165,242
Modern Times Group                                           1,350        69,820
Omnicom Group, Inc.                                          1,600       149,760
Playboy Enterprises, Inc., Class B+                         12,000       112,920
Polycom, Inc.+                                              10,100       247,753
Schibsted ASA+                                               1,300        39,040
Scholastic Corp.+                                            3,400       105,910
Societe Television Francaise                                 5,470       174,724
TheStreet. com, , Inc.+                                     14,000       148,960
Time Warner, Inc.                                           90,250     1,645,257
United Business Media                                       10,302       127,789
Viacom, Inc., Class B                                        2,300        85,514
Vivendi Universal SA                                        18,540       668,380
Westwood One, Inc.                                          21,900       155,052
ENTERTAINMENT PRODUCTS -- 0.8%
Fujikura, Ltd.                                              10,000       109,460
Hasbro, Inc.                                                 7,500       170,625
JAKKS Pacific, Inc.+                                        14,100       251,403
Marvel Entertainment, Inc.+                                  5,300       127,942
Mattel, Inc.                                                12,700       250,190
Multimedia Games, Inc.+                                     16,550       150,274
Rogers Communications, Inc.                                    600        32,852
Walt Disney Co.                                             18,750       579,562
Warner Music Group Corp.                                    18,400       477,480
William Hill PLC                                            77,278       931,090
LEISURE & TOURISM -- 2.3%
Alaska Air Group, Inc.+                                      3,100       117,924
Aristocrat Leisure, Ltd.                                     5,270        55,381
Brinker International, Inc.+                                 5,100       204,459
British Airways PLC+                                       109,993       879,387

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
CBRL Group, Inc.                                             4,100   $   165,763
Choice Hotels International, Inc.                            2,900       118,610
CKE Restaurants, Inc.                                        8,800       147,136
Darden Restaurants, Inc.                                    11,900       505,393
Deutsche Lufthansa AG                                       45,623       966,712
Domino's Pizza, Inc.                                        11,000       282,150
ExpressJet Holdings, Inc.+                                  13,750        90,887
First Choice Holidays PLC                                   46,169       172,457
IHOP Corp.                                                   2,000        92,700
Jack in the Box, Inc.+                                       7,100       370,478
Korean Air                                                   3,370       123,582
Kuoni Reisen Holdings+                                         837       430,398
Live Nation, Inc.                                            5,400       110,268
Luby's, Inc.+                                                8,100        79,947
McDonald's Corp.                                            19,400       758,928
Monarch Casino & Resort, Inc.+                               5,500       106,645
Papa John's International, Inc.+                             4,500       162,495
Ruby Tuesday, Inc.                                           6,800       191,692
Sankyo Co., Ltd.                                               900        48,076
Singapore Airlines, Ltd.                                    22,000       202,235
Southwest Airlines Co.                                      79,900     1,331,134
Starbucks Corp.+                                            13,600       463,080
Thai Airways International PLC                              77,500        97,481
Vail Resorts, Inc.+                                          2,700       108,054
Yum! Brands, Inc.                                            4,750       247,237
                                                                     -----------
                                                                      19,013,423
                                                                     -----------
INFORMATION TECHNOLOGY -- 12.6%
COMMUNICATION EQUIPMENT -- 0.2%
Compal Communications, Inc.                                 15,000        66,621
D-Link Corp.                                                89,000        94,116
ECI Telecom, Ltd.                                           10,300        84,975
Packeteer, Inc.+                                             8,600        74,046
QUALCOMM, Inc.                                              10,650       387,128
Trident Microsystems, Inc.+                                  2,800        65,128
COMPUTER SERVICES -- 0.3%
Aspen Technology, Inc.+                                     11,300       123,396
Covansys Corp.+                                              3,289        56,373
FactSet Research Systems, Inc.                               5,000       242,850
Manhattan Associates, Inc.+                                  4,000        96,560
Sykes Enterprises, Inc.+                                    15,600       317,460
Tyler Technologies, Inc.+                                    8,200       106,026
Vasco Data Security International, Inc.+                    14,000       145,040
COMPUTER SOFTWARE -- 1.8%
Altiris, Inc.+                                               4,400        92,796
Ansys, Inc.+                                                 4,100       181,138
Blackbaud, Inc.                                              7,900       173,721
BMC Software, Inc.+                                          8,400       228,648
Business Objects SA+                                         2,329        78,823
Citrix Systems, Inc.+                                        9,800       354,858

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Hyperion Solutions Corp.+                                    4,225    $  145,678
Intuit, Inc.+                                               15,100       484,559
Microsoft Corp.                                             70,550     1,928,131
MicroStrategy, Inc., Class A+                                2,700       274,941
Open Solutions, Inc.+                                        3,400        97,954
Oracle Corp.+                                               86,300     1,530,962
Palm, Inc.+                                                 10,100       147,056
Playtech, Ltd.                                              12,328        57,475
Red Hat, Inc.+                                               7,800       164,424
Satyam Computer Services Ltd. ADR                            2,640       102,142
Seagate Technologies*+(1)(9)                                   970             0
Smith Micro Software, Inc.                                   7,900       113,602
SonicWall, Inc.+                                            40,300       440,076
SPSS, Inc.+                                                  6,200       154,566
Sybase, Inc.+                                                7,000       169,680
Transaction Systems Architects, Inc., Class A+               3,600       123,552
COMPUTERS & BUSINESS EQUIPMENT -- 1.9%
Ansoft Corp.+                                               12,800       318,848
AU Optronics Corp.                                          93,190       131,912
Brocade Communications Systems, Inc.+                       60,500       427,130
Dell, Inc.+                                                  9,400       214,696
Fujitsu, Ltd.                                               25,000       206,138
Global Imaging Systems, Inc.+                                4,000        88,280
Herman Miller, Inc.                                         14,800       506,308
Hewlett-Packard Co.                                         51,000     1,871,190
International Business Machines Corp.                       21,250     1,741,225
Inventec Co., Ltd.                                         170,000       110,688
Komag, Inc.+                                                 8,100       258,876
Lexmark International, Inc., Class A+                        2,200       126,852
MTS Systems Corp.                                            9,400       303,996
NET One Systems Co., Ltd.                                       86       119,399
Orbotech, Ltd.                                               3,940        93,378
RadiSys Corp.+                                               5,050       107,312
Western Digital Corp.+                                       5,522        99,948
Wincor Nixdorf AG                                              371        53,937
Wistron Corp.                                              193,422       219,442
Xyratex, Ltd.                                                4,300        81,958
ELECTRONICS -- 3.7%
Advanced Micro Devices, Inc.+                               33,300       827,505
Advantest Corp.                                              4,600       228,199
American Science & Engineering, Inc.+                        2,400       116,448
Atmel Corp.+                                               126,700       765,268
AVX Corp.                                                   20,100       355,569
Canon, Inc.                                                 17,150       894,341
Cookson Group PLC+                                          22,617       240,319
Diodes, Inc.+                                                3,000       129,510
Eagle Test Systems, Inc.                                     8,600       142,072
Emulex Corp.+                                                5,500        99,935
FEI Co.+                                                     9,500       200,545
Freescale Semiconductor, Inc., Class B+                      9,009       342,432
Greatek Electronics, Inc.                                  118,283       129,013
Himax Technologies, Inc. ADR                                18,321       104,613

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Hon Hai Precision Industry Co., Ltd.                         36,600   $  222,823
Imation Corp.                                                 2,900      116,435
Infineon Technologies AG+                                    14,545      172,449
Intel Corp.                                                  52,400    1,077,868
LSI Logic Corp.+                                             18,800      154,536
Matsushita Electric Industrial Co., Ltd.                     37,000      783,069
Micrel, Inc.+                                                10,700      102,613
National Semiconductor Corp.                                  6,000      141,180
NEC Corp.                                                    12,000       65,930
NEC Electronics Corp.                                         3,100      106,548
Omnivision Technologies, Inc.+                               11,400      162,678
Omron Corp.                                                  11,700      287,238
ON Semiconductor Corp.+                                      21,000      123,480
Park Electrochemical Corp.                                    2,300       72,864
PerkinElmer, Inc.                                             6,300      119,259
Powerchip Semiconductor Corp.                               141,803       90,615
Reunert, Ltd.                                                35,125      307,292
Rofin-Sinar Technologies, Inc.+                               3,900      237,003
Samsung Electronics Co., Ltd.                                 1,084      760,662
Shinko Electric Industries+                                   1,400       38,993
Silicon Image, Inc.+                                         17,400      221,328
Sony Corp.                                                   11,000      445,122
Tech Data Corp.+                                              4,500      164,385
Texas Instruments, Inc.                                      25,800      857,850
Thomas & Betts Corp.+                                        10,500      500,955
Toshiba Corp.                                                88,000      570,650
TTM Technologies, Inc.+                                      22,600      264,420
Varian Semiconductor Equipment Associates, Inc.+              2,400       88,080
Varian, Inc.+                                                 5,700      261,459
Veeco Instruments, Inc.+                                     11,800      237,770
Waters Corp.+                                                 7,300      330,544
Yageo Corp.                                                 326,000      114,256
Zoran Corp.+                                                 10,500      168,840
INTERNET CONTENT -- 0.5%
Avocent Corp.+                                                4,900      147,588
Blue Coat Systems, Inc.+                                      5,100       91,851
EarthLink, Inc.+                                             25,217      183,328
Google, Inc., Class A+                                          300      120,570
Infospace, Inc.+                                              6,300      116,172
NTT Data Corp.                                                  129      595,175
Trizetto Group, Inc.+                                        23,800      360,332
United Internet AG                                            3,984       54,813
United Online, Inc.+                                         28,500      347,130
INTERNET SOFTWARE -- 0.3%
BEA Systems, Inc.+                                           34,450      523,640
Blackboard, Inc.+                                             4,400      116,600
eCollege.com, Inc.+                                           7,000      111,930
F5 Networks, Inc.+                                            1,500       80,580

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE (CONTINUED)
RealNetworks, Inc.+                                         30,100   $   319,361
Websense, Inc.+                                              4,800       103,728
TELECOMMUNICATIONS -- 3.9%
America Movil SA de CV ADR                                   3,275       128,937
Anixter International, Inc.+                                 2,200       124,234
Arris Group, Inc.+                                          16,100       184,506
Belgacom SA                                                  4,410       171,901
BellSouth Corp.                                             16,250       694,688
BT Group PLC                                                10,485        52,613
China Mobile Ltd.                                           28,100       199,100
China Netcom Group Corp. (Hong Kong), Ltd.+                161,500       289,391
China Unicom, Ltd.                                         190,000       186,814
Cisco Systems, Inc.+                                        72,350     1,664,050
Commonwealth Telephone Enterprises, Inc.                     3,500       144,305
CommScope, Inc.+                                             4,300       141,298
Comstar United Telesystems GDR*(9)                          22,495       151,841
CT Communications, Inc.                                     13,400       291,048
Deutsche Telekom AG                                          7,598       120,819
Deutsche Telekom AG ADR                                     13,600       215,832
Embarq Corp.                                                 3,152       152,462
Far Eastone Telecommunications Co., Ltd.                    85,000        92,069
France Telecom SA                                           10,071       231,147
Globe Telecom, Inc.                                          5,635       121,255
Golden Telecom, Inc.                                         3,200        96,800
InterDigital Communications Corp.+                          16,200       552,420
j2 Global Communications, Inc.+                              8,402       228,282
Koninklijke (Royal) KPN NV                                  40,546       517,229
Korea Telecom Freetel                                        3,900       119,524
Maroc Telecom                                                3,881        58,760
Mobile Telesystems ADR                                       8,370       316,135
Motorola, Inc.                                              29,150       728,750
NICE Systems, Ltd.  ADR                                      3,500        96,845
NII Holdings, Inc.+                                          3,106       193,069
Nippon Telegraph & Telephone Corp.                             136       667,767
Nokia Oyj                                                   59,200     1,175,574
NTT DoCoMo, Inc.                                               146       224,948
Premiere Global Services, Inc.+                             31,600       274,288
RF Micro Devices, Inc.+                                     26,900       203,902
SAVVIS, Inc.                                                 4,100       116,850
Sprint Corp.                                                50,450       865,218
Syniverse Holdings, Inc.+                                   11,204       168,060
Telefonaktiebolaget LM Ericsson, Class B                    65,773       227,975
Telefonica SA                                               16,384       284,004
Telekom Austria AG                                           4,088       103,157
Uniden Corp.                                                10,000       105,397
USA Mobility, Inc.                                           8,800       200,992
Verizon Communications, Inc.                                40,250     1,494,483
Vodafone Group PLC                                         217,109       496,951
WebEx Communications, Inc.+                                  3,700       144,374
                                                                     -----------
                                                                      48,223,839
                                                                     -----------

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
MATERIALS -- 4.2%
CHEMICALS -- 0.8%
BASF AG                                                       5,779   $  462,767
China Bluechemical, Ltd.*(9)                                 70,500       20,451
Clariant AG+                                                 21,874      295,630
Dow Chemical Co.                                             12,700      495,046
DSM NV                                                        5,962      261,505
H.B. Fuller Co.                                              23,300      546,152
Imperial Chemical Industries PLC                             15,850      117,891
KCC Corp.                                                       490      140,333
Pioneer Companies, Inc.+                                      3,200       78,432
PPG Industries, Inc.                                          8,150      546,702
Shin-Etsu Chemical Co., Ltd.                                  6,000      382,984
FOREST PRODUCTS -- 0.3%
AEP Industries, Inc.+                                         2,900      121,655
Builders FirstSource, Inc.+                                   5,000       76,150
Rayonier, Inc.                                               15,050      568,890
Silgan Holdings, Inc.                                         4,700      176,532
Universal Forest Products, Inc.                               3,300      161,865
METALS & MINERALS -- 3.1%
Actividades de Construccion y Servicios SA                   13,693      649,392
AK Steel Holding Corp.+                                      14,900      180,886
Algoma Steel, Inc.+                                           1,840       51,541
Bayer AG                                                      1,176       59,947
BHP Steel, Ltd.                                              23,202      112,055
Carpenter Technology Corp.                                    4,600      494,546
Chaparral Steel Co.+                                          5,800      197,548
China Steel Corp.+                                          214,490      184,696
Cleveland-Cliffs, Inc.                                        3,200      121,952
Coeur d'Alene Mines Corp.+                                   10,900       51,339
Companhia Vale do Rio Doce ADR                                9,725      209,671
CRH PLC (Dublin)                                                 79        2,674
CRH PLC+                                                      6,370      215,103
Fletcher Building, Ltd.                                     171,691      961,645
Gold Fields, Ltd.                                             1,031       18,200
Gold Fields, Ltd.  ADR                                        9,400      167,696
Greif, Inc., Class A                                          3,600      288,396
Impala Platinum Holdings, Ltd.                                1,119      184,614
Italcementi SpA                                               6,653      168,474
JFE Holding, Inc.                                             5,000      195,979
Kingspan Group PLC*(9)                                        1,667       34,244
Kobe Steel, Ltd.                                            202,000      634,430
Korea Zinc                                                    1,170      105,717
LSI Industries, Inc.                                          3,000       48,750
Lupatech SA                                                  12,204      128,253
Mittal Steel Co. NV                                          34,509    1,205,127
Mueller Industries, Inc.                                      2,800       98,476
NS Group, Inc.+                                               1,800      116,190
Nucor Corp.                                                  13,100      648,319
Oregon Steel Mills, Inc.+                                     2,600      127,062
Phelps Dodge Corp.                                            7,500      635,250
Pohang Iron & Steel Co., Ltd.                                 1,501      388,634

                                                         VALUE
COMMON STOCK (CONTINUED)                    SHARES      (NOTE 2)
-----------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
POSCO ADR                                       300   $    19,479
Quanex Corp.                                  4,250       128,988
Rautaruukki Oyj                              10,000       287,214
Silver Wheaton Corp.                         14,300       134,992
Southern Copper Corp.                         2,950       272,875
Steel Dynamics, Inc.                          1,200        60,540
Steel Technologies, Inc.                      3,900        76,557
Teck Cominco, Ltd.                              842        52,731
Teck Corp., Class B                              50         3,048
Timken Co.                                    4,200       125,076
USEC, Inc.                                   18,400       177,376
Vallourec SA                                    140        32,647
Valmont Industries, Inc.                      3,300       172,425
Veolia Environment                           10,446       630,645
Voestalpine AG                               17,280       713,671
Zinifex, Ltd.+                                6,674        58,446
                                                      -----------
                                                       16,086,501
                                                      -----------
REAL ESTATE -- 2.2%
REAL ESTATE COMPANIES -- 1.4%
Ayala Land, Inc.                            454,000       128,900
Balfour Beatty PLC                           24,399       188,102
Barratt Developments PLC+                     2,996        59,798
Bouygues SA                                   5,941       317,763
CB Richard Ellis Group, Inc., Class A+       49,900     1,227,540
Daito Trust Construction Co., Ltd.            8,300       450,396
DiamondRock Hospitality Co.                   6,100       101,321
Digital Realty Trust, Inc.                    5,400       169,128
Jones Lang LaSalle, Inc.                     10,100       863,348
L.P.N. Development Public Co., Ltd.*(9)   1,146,900       149,602
Metrovacesa SA                                3,259       393,215
Mitsui Fudosan Co., Ltd.                      3,000        68,190
New Century Financial Corp.                   6,500       255,515
Newkirk Realty Trust, Inc.                    6,700       110,416
NorthStar Realty Finance Corp.               21,800       276,860
Robinsons Land Corp.*(9)                    238,000        59,275
Skanska AB, Class B                          21,800       368,879
SP Setia BHD                                168,100       172,293
Trammell Crow Co.+                            3,100       113,181
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
American Home Mtg. Investment Corp.          12,450       434,131
Anthracite Capital, Inc.                     16,900       217,334
AvalonBay Communities, Inc.                   1,400       168,560
Boston Properties, Inc.                       1,000       103,340
Capital Trust, Inc., Class A                  1,300        52,949
CBL & Associates Properties, Inc.             2,500       104,775
Entertainment Properties Trust                5,200       256,464
Equity One, Inc.                              4,300       103,071
Home Properties, Inc.                         4,700       268,652
Innkeepers USA Trust                          5,200        84,708
Lexington Corporate Properties Trust          4,900       103,782

                                                           VALUE
COMMON STOCK (CONTINUED)                      SHARES     (NOTE 2)
-------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
LTC Properties, Inc.                           7,600   $    184,300
Medical Properties Trust, Inc.                11,900        159,341
National Health Investors, Inc.                4,300        121,819
Omega Healthcare Investors, Inc.               3,600         54,036
Post Properties, Inc.                          2,900        137,808
PS Business Parks, Inc.                        1,784        107,575
RAIT Investment Trust                          8,050        232,243
Redwood Trust, Inc.                            2,200        110,814
Winthrop Realty Trust                         22,600        145,770
                                                       ------------
                                                          8,625,194
                                                       ------------
UTILITIES -- 2.9%
ELECTRIC UTILITIES -- 1.7%
AES Corp.+                                    26,600        542,374
Allete, Inc.                                   4,000        173,800
American Electric Power Co., Inc.             12,700        461,899
Avista Corp.                                   3,400         80,512
China Resources Power Holdings Co., Ltd.     116,000        122,691
Cleco Corp.                                    4,500        113,580
Edison International                          12,750        530,910
Electric Power Development Co., Ltd.+         16,200        577,371
Electricidade de Portugal SA                  53,487        231,959
First Philippine Holdings Corp.              156,390        155,798
FirstEnergy Corp.                              4,700        262,542
Hyundai Electric Industries, Inc.              6,380        251,492
MDU Resources Group, Inc.                      9,500        212,230
National Grid Group PLC                       16,465        205,778
NSTAR                                          2,700         90,072
PG&E Corp.                                    26,600      1,107,890
Portland General Electric Co.                  3,800         92,758
Renewable Energy Corp.*(9)                     3,032         46,921
TXU Corp.                                     20,900      1,306,668
GAS & PIPELINE UTILITIES -- 0.8%
Energen Corp.                                 19,500        816,465
Gazprom ADR                                   17,781        769,917
National Fuel Gas Co.                          9,000        327,150
Nicor, Inc.                                    3,100        132,556
Osaka Gas Co., Ltd.                          147,000        512,711
Questar Corp.                                  5,700        466,089
TELEPHONE -- 0.4%
AT&T, Inc.(8)                                 31,104      1,012,746
Axtel, S.A. de CV                            149,663        310,380
Telkom South Africa, Ltd.                      7,938        137,078
Windstream Corp.                              11,800        155,642
                                                       ------------
                                                         11,207,979
                                                       ------------
TOTAL COMMON STOCK (cost $263,607,801)                  299,260,458
                                                       ------------

                                                                                                                  VALUE
PREFERRED STOCK -- 0.3%                                                                             SHARES       (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
ENERGY -- 0.1%
ENERGY SOURCES -- 0.1%
Petroleo Brasileiro SA ADR                                                                             5,445   $  407,504
                                                                                                               ----------
FINANCE -- 0.0%
BANKS -- 0.0%
Banco Bradesco SA                                                                                      4,301      142,404
                                                                                                               ----------
INDUSTRIAL & COMMERCIAL -- 0.0%
BUSINESS SERVICES -- 0.0%
Duratex SA                                                                                            10,000      113,830
                                                                                                               ----------
INFORMATION TECHNOLOGY -- 0.0%
ELECTRONICS -- 0.0%
Samsung Electronics Co., Ltd.                                                                            219      115,026
                                                                                                               ----------
MATERIALS -- 0.1%
CHEMICALS -- 0.0%
Henkel KGaA                                                                                              861      119,726
METALS & MINERALS -- 0.1%
Companhia Vale do Rio Doce ADR                                                                         9,019      166,942
Usinas Siderurgicas de Minas Gerais SA                                                                 6,337      189,442
                                                                                                               ----------
                                                                                                                  476,110
                                                                                                               ----------
UTILITIES -- 0.1%
ELECTRIC UTILITIES -- 0.1%
Centrais Eletricas Brasileiras SA- Series B                                                        7,482,000      154,850
                                                                                                               ----------
TOTAL PREFERRED STOCK (cost $1,508,640)                                                                         1,409,724
                                                                                                               ----------

                                                                                                   PRINCIPAL
ASSET-BACKED SECURITIES -- 3.4%                                                                     AMOUNT
-------------------------------------------------------------------------------------------------------------------------
FINANCE -- 3.4%
FINANCIAL SERVICES -- 3.4%
Aames Mtg. Investment Trust, Series 2004-1 2A1 5.67% due 01/25/35(3)                              $   19,300       19,315
Advanta Business Card Master Trust, Series 2004 C1C 6.38% due 09/20/13(3)                             65,000       66,229
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 12/25/34*(9)                             6,195        6,159
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(1)(9)                          7,621        7,514
American Home Mtg. Investment Trust, Series 2004-3 2A 3.59% due 10/25/34(3)(5)                        77,084       76,616
American Home Mtg. Investment Trust, Series 2004-3 3A 3.71% due 10/25/34(3)(5)                        64,376       63,606
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2 5.70%  due 12/25/34(3)       10,240       10,257
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3 5.62%  due 03/25/35(3)       15,461       15,476
Asset Backed Securities Corp. NIM Trust, Series 2005-HE2 A1 4.50% due 02/27/35*(1)(9)                 10,514       10,307
Asset Securitization Corp., Series 1997-D5 A5 7.16% due 02/14/43(5)                                   50,000       54,274
Banc of America Commercial Mtg. Inc., Series 2004-3 A5 5.48% due 06/10/39(5)                          50,000       50,402
Banc of America Commercial Mtg. Inc., Series 2005-4 XC IO 0.05% due 07/10/45*(2)(4)(5)(9)          2,516,212       18,733
Banc of America Mtg. Securities, Inc., Series 2004-D 2A IO 0.46% due 05/25/34(2)(4)(5)               429,312        1,738
Banc of America Mtg. Securities, Inc., Series 2005-E 2A IO 0.31% due 06/25/35(1)(4)(5)             1,039,000        6,640

                                                                                                PRINCIPAL     VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                               AMOUNT    (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
Financial Services (CONTINUED)
Banc of America Commercial Mtg, Inc., Series 2006-5 A4 5.41% due 09/10/47*(5)(9)               $  169,000   $169,853
Banc of America Commercial Mtg. Inc., Series 2006-4 A4 5.63% due 07/10/46*(5)(9)                  140,000    143,079
Banc of America Commercial Mtg., Inc., Series 2005-1 XW IO 0.16%
   due 11/10/42*(1)(2)(4)(5)(9)                                                                 5,972,325     26,993
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A IO 0.00% due 11/15/15*(1)(2)(4)(5)(9)      104,364          2
Banc of America Large Loan, Inc., Series 2005-M1B1 K 7.33% due 03/15/22*(3)(5)(9)                  93,000     93,088
Bank One Issuance Trust, Series 2003-C4 C4 6.36% due 02/15/11(3)                                   40,000     40,536
Bay View Auto Trust, Series 2005-LJ2 C 4.92% due 02/25/14                                          45,000     44,264
Bayview Commercial Asset Trust, Series 2004-3 IO 0.78% due 01/25/35*(1)(4)(5)(9)                  189,444     14,119
Bayview Commercial Asset Trust, Series 2005-1 5.63% due 04/25/35*(1)(3)(5)(9)                      40,833     40,833
Bayview Commercial Asset Trust, Series 2005-1A IO 0.78% due 04/25/35*(1)(4)(5)(9)                 223,078     17,053
Bayview Commercial Asset Trust, Series 2005-3 IO 0.78% due 11/25/35*(1)(4)(5)(9)                  628,085     51,719
Bayview Financial Acquisition Trust, Series 2003-F A 5.83% due 09/28/43(3)                         40,567     40,577
Bayview Financial Acquisition Trust, Series 2004-D A 5.72% due 08/28/44(3)                         73,558     73,628
Bayview Financial Acquisition Trust, Series 2004-D AIO 3.94% due 05/28/07(1)(4)                   335,861      7,110
Bayview Financial Acquisition Trust, Series 2005-B AIO 2.83% due 04/28/39(1)(4)                 1,147,805     34,619
Bayview Financial Asset Trust, Series 2003-SSRA A 6.03% due 10/25/38*(3)(9)                        37,618     37,859
Bayview Financial Asset Trust, Series 2004-SSRA A1 5.93% due 12/25/39*(3)(9)                       62,286     62,792
Bear Stearns Alt-A Trust, Series 2004-9 1A1 4.89% due 09/25/34(5)                                  18,839     18,901
Bear Stearns Alt-A Trust, Series 2005-5 1A1 4.69% due 07/25/35(5)                                 101,221    100,285
Bear Stearns Asset Backed Securities NIM Trust, Series 2004-HE10 A1 4.25%
   due 12/25/34*(1)(9)                                                                                453        452
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 5.92% due 06/15/43(3)                 41,406     41,761
Bear Stearns Asset Backed Securities, Inc., Series 2005-3 A 5.78% due 09/25/35(3)                  65,383     65,441
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A3 5.47% due 06/11/41(2)                32,000     32,235
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16 A6 4.75%
   due 02/13/46 (2)                                                                                32,000     30,840
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-AX1 IO 0.03%
   due 12/11/40*(2)(4)(9)                                                                       6,544,800     30,381
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-LXR1 X1 IO 0.82%
   due 09/15/18*(2)(4)(5)(9)                                                                    3,513,000     15,044
Bombardier Capital Mtg. Securitization Corp., Series 2001-A A 6.81% due 12/15/30                   23,908     24,280
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 8.08% due 07/15/10(3)                   15,000     15,363
Carmax Auto Owner Trust, Series 2004-2 D 3.67% due 09/15/11                                         7,350      7,222
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32% due 10/15/32(5)                     18,000     19,200
Chase Credit Card Owner Trust, Series 2003-3 C 6.41% due 10/15/10(3)                               60,000     60,891
Chase Funding NIM Trust, Series 2004-OPT1 4.46% due 06/27/34*(1)(9)                                 9,382      9,257
Citibank Credit Card Issuance Trust, Series 2001-C1 6.59% due 01/15/10(3)                          30,000     30,330
Citigroup Commercial Mtg. Trust, Series 2005-C3 XC IO 0.06% due 05/15/43*(2)(4)(5)(9)           4,809,259     51,656
CNL Funding, Series 1999-1 A2 7.65% due 06/18/14*(9)                                              100,000    104,958
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 12/15/30(5)                         27,577     27,661
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 12/15/30(5)                        135,000    135,872
Commercial Mtg., Pass-Through Certificates, Series 2006-C7 5.96% due 06/10/46*(5)(9)               12,000     12,431
Commercial Mtg., Pass-Through, Series 2001-J2A A2F 5.87% due 07/16/34*(3)(5)(9)                    46,000     46,753
Commercial Mtg., Pass-Through, Series 2004-1 A4 4.72% due 03/10/39*(5)(9)                         590,000    568,949
Commercial Mtg., Pass-Through, Series 2004-A5 5.44% due 07/10/37(5)(10)                            52,000     52,211
Commercial Mtg., Pass-Through, Series 2005-C6 IO 0.04% due 06/10/44*(2)(4)(5)(9)                3,697,375     25,388
Commercial Mtg., Pass-Through, Series 2005-LP5 IO 0.06% due 05/10/43*(2)(4)(5)(9)               1,822,928     19,257
Commercial Mtg., Pass-Through, Series 2006-CN2A H 5.76% due 02/05/19*(5)(9)(10)                    19,000     19,082
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% due 05/01/32                         65,000     54,479
Conseco Finance Securitizations Corp., Series 2001-1 A4 6.21% due 07/01/32                         48,709     48,724
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% due 07/01/32                        307,000    303,084
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50% due 07/01/32(1)(4)                 583,150      3,567
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33                          6,819      6,821

                                                                                                PRINCIPAL      VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                               AMOUNT      (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33                     $   195,000   $202,131
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 09/01/33                         187,000    189,650
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% due 12/01/33(1)                       59,000     35,400
Conseco Finance Securitizations Corp., Series 2002-1A 6.68% due 12/01/33                            65,515     67,053
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50% due 03/01/33(1)(4)                  124,002     26,986
Countrywide Alternative Loan Trust, Pass-Through, Series 2005-24 1AX IO 1.22%
   due 07/20/35(1)(2)(4)(5)                                                                      1,008,819     19,297
Countrywide Alternative Loan Trust, Pass-Through, Series 2005-24 IIAX IO 0.00%
   due 07/20/35*(1)(4)(5)                                                                          496,908     14,112
Countrywide Alternative Loan Trust, Series 2006-14CB A9 IO 0.00% due 06/25/36*(3)(4)(5)             24,940        122
Countrywide Alternative Loan Trust, Series 2006-19CB A IO 0.00% due 08/25/36*(3)(4)(5)              24,865         52
Countrywide Alternative Loan Trust, Series 2006-26CB A2 IO 0.47% due 09/25/36(3)(4)                 75,078        235
Countrywide Alternative Loan Trust, Series 2006-6CB 1A3 IO 0.00% due 05/25/36*(3)(4)(5)            444,684      1,127
Countrywide Asset-Backed Certificates, Series 2004-N 5.00% due 06/25/36*(1)(9)                       4,869      4,831
Countrywide Home Loan Mtg., Pass-Through Trust, Series 2005-2 2X IO 0.00%
   due 03/25/35*(1)(2)(4)(5)(9)                                                                    554,410     13,514
Countrywide Home Loan Mtg., Pass-Through Trust, Series 2005-9 1X IO 0.85%
   due 05/25/35(1)(4)(5)                                                                           471,333     11,029
Countrywide Home Loan Mtg., Pass-Through Trust, Series 2005-R2 2A3 8.00%
   due 06/25/35*(5)(9)                                                                              68,178     71,391
Countrywide Home Loan Mtg., Pass-Through Trust, Series 2006-OA5 1.54%
   due 04/25/46(1)(4)(5)                                                                           263,941     12,001
Credit Suisse Commercial Mtg. Capital Certificates, Series 2006-C4 A3 5.47%
   due 09/15/39*(5)(9)                                                                             275,000    276,825
Crown Castle Towers LLC, Series 2005-1A D 5.61% due 06/15/35*(5)(9)                                 84,000     83,775
CS First Boston Mtg. Securities Corp., Pass-Through, Series 2003-C3 AX IO 0.46%
   due 05/15/38*(2)(4)(5)(9)                                                                     1,457,238     59,460
CS First Boston Mtg. Securities Corp., Pass-Through, Series 2005-C2 AX IO 0.09%
   due 04/15/37*(2)(4)(5)(9)                                                                     2,419,751     37,118
CS First Boston Mtg. Securities Corp., Pass-Through, Series 2005-J 6.23%
   due 09/15/20*(3)(5)(9)                                                                           62,000     62,022
CS First Boston Mtg. Securities Corp., Series 2004-C2 A2 5.42% due 05/15/36(5)                      50,000     50,276
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H 6.03% due 11/15/19*(3)(5)(9)              50,000     50,019
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J 6.28% due 11/15/19*(3)(5)(9)              50,000     50,000
CS First Boston Mtg. Securities Corp., Series 2005-C4 A5 5.10% due 08/15/38*(5)(9)                 241,000    236,858
CS First Boston Mtg. Securities Corp., Series 2004-FR1N A 5.00% due 11/27/34*(1)(9)                 32,587     32,261
CS First Boston Mtg. Securities Corp., Series 2001-CK1 AY IO 0.90% due 12/18/35*(2)(4)(5)(9)     1,973,000     53,127
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62% due 06/10/33(5)                                70,000     75,277
FFCA Secured Lending Corp., Series 2000-1 A2 7.77% due 09/18/27*(5)(9)                              93,987     96,717
First Horizon Asset Securities, Inc., Series 2005-AR2 1A1 4.82% due 05/25/35(5)                     39,584     39,271
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09                                    50,000     49,426
Fremont NIM Trust, Series 2004-3 A 4.50% due 11/27/34*(9)                                            1,747      1,745
GE Commercial Mtg. Corp., Pass-Through, Series 2004-C2 A4 4.89% due 03/10/40(5)                    126,000    122,984
GE Commercial Mtg. Corp., Pass-Through, Series 2005-C3 IO 0.05% due 07/10/45*(2)(4)(5)(9)       11,618,716     61,643
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C 5.81%
   due 09/15/10(3)                                                                                 100,000    100,266
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1 X IO 1.54%  due 07/15/29(2)(4)(5)          1,349,313     35,888
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3 F 8.06% due 08/15/36(5)                       34,000     36,377
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3A4 5.02% due 04/10/40(5)                       25,000     24,618
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30% due 08/10/38(5)                     160,000    159,521
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1 IO 0.10% due 05/10/43(2)(4)(5)             3,358,952     62,725

                                                                                                   PRINCIPAL     VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                                  AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1 XC IO 0.04%  due 11/10/45*(1)(4)(5)(9)      $8,961,019   $ 60,785
GMAC Mtg. Corp. Loan Trust, Series 2004-HE5 AIO 6.00% due 05/25/07(1)(4)(5)                          719,950     18,899
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 02/15/29                                       29,842     31,243
Green Tree Financial Corp., Series 1997-6 A8 7.07% due 01/15/29                                       35,060     36,062
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 01/15/29                                       46,430     48,800
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 07/15/29                                       21,582     22,210
Green Tree Financial Corp., Series 1999-4 A5 6.97% due 05/01/31                                       49,969     50,125
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 03/01/30                                      179,000    158,715
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59% due 11/15/28                                120,920    124,575
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45% due 06/20/31                                 51,348     45,164
Greenpoint Mtg. Funding Trust, Series 2005-AR1 X1 IO 0.00% due 06/25/45*(1)(4)(5)                    337,307      9,698
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 XC IO 0.04%  due 04/10/37*(4)(5)(9)    5,566,839     24,639
Greenwich Capital Commercial Funding Corp., Series 2003-C2 A4 4.92% due 01/05/36(5)                   26,000     25,473
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A3 4.57% due 08/10/42(5)                  26,000     25,252
GS Mtg. Securities Corp. II, Series 2003-C1 X1 IO 0.29% due 01/10/40*(2)(4)(5)(9)                  1,545,731     28,934
GS Mtg. Securities Corp. II, Series 2003-FL6A L 8.58% due 11/15/15*(3)(5)(9)                          25,000     24,976
GS Mtg. Securities Corp. II, Series 2004-C1X1 IO 0.10% due 10/10/28*(2)(4)(5)(9)                   2,069,461     14,382
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)                                108,000    108,320
GS Mtg. Securities Corp. II, Series 2005-GG4 A4B 4.73% due 07/10/39(5)                                88,000     84,069
GS Mtg. Securities Corp. II, Series 2005-GG4 XC IO 0.11% due 07/10/39*(2)(4)(5)(9)                 3,127,440     62,204
GS Mtg. Securities Corp., Series 2005-RP3 1A2 7.50% due 09/25/35(5)                                   50,358     52,353
GS Mtg. Securities Corp., Series 2005-RP3 1A3 8.00% due 09/25/35(5)                                   61,099     63,964
GS Mtg. Securities Corp., Series 2005-RP3 1A4 8.50% due 09/25/35(5)                                   19,202     20,442
GSAMP Trust, Series 2004-NIM N 4.88% due 10/25/34*(1)(9)                                               5,203      5,180
GSAMP Trust, Series 2005-NC1 N 5.00% due 02/25/35*(1)(9)                                               4,046      4,037
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A2 7.50% due 03/25/35*(5)(9)                                  43,194     44,793
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A3 8.00% due 03/25/35*(5)(9)                                  37,842     39,510
HVB Mtg. Capital Corp., Series 2003-FL1A K 8.18% due 09/10/22*(1)(3)(5)(9)                            72,000     71,927
Hyundai Auto Receivables Trust, Series 2004-AD 4.10% due 08/15/11                                     63,000     61,958
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16 A4 5.55%
   due 05/12/45(1)(5)                                                                                191,000    193,418
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 1997-C5 F 7.56%
   due 09/15/29(5)                                                                                    27,000     29,951
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6 A2 5.26%
   due 07/12/37(5)                                                                                    32,000     31,987
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB11 A4 5.34%
   due 08/12/37*(5)(9)                                                                               129,000    128,798
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12 X1 IO 0.05%
   due 09/12/37*(2)(4)(5)(9)                                                                       2,240,890     24,993
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1 X IO 0.06%
   due 03/15/46*(2)(4)(5)(9)                                                                       1,120,713     10,554
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2 AM 4.78%
   due 07/15/42                                                                                       10,000      9,582
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2 X1 IO 0.09%
   due 07/15/42*(2)(4)(5)(9)                                                                       9,026,378    153,435
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3 X1 IO 0.04%
   due 08/15/42*(2)(4)(5)(9)                                                                       4,026,253     31,322
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP4 X1 IO 0.04%
   due 10/15/42*(2)(4)(5)(9)                                                                       3,367,053     31,346

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
                                                                                               PRINCIPAL     VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                              AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5 X1 IO 0.04%
   due 12/15/44*(2)(4)(5)(9)                                                                  $10,522,813   $ 48,778
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14 AM 5.63%
   due 12/12/44(2)(5)                                                                              40,000     40,369
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CIBC 14 A4 5.48%
   due 12/12/44*(5)(9)                                                                            185,000    186,596
J.P. Morgan Commercial Mtg. Finance Corp., Pass-Through, Series C9-G 6.25%
   due 10/15/32(5)                                                                                 25,000     25,668
LB-UBS Commercial Mtg. Trust, Pass-Through, Series 2005-C7 0.08%  due 11/15/40*(2)(4)(5)(9)     5,066,559     48,850
LB-UBS Commercial Mtg. Trust, Series 2004-C1 A4 4.57% due 01/15/31(5)                              22,000     21,060
LB-UBS Commercial Mtg. Trust, Series 2004-C7 A6 4.79% due 10/15/29*(5)                             35,000     33,841
LB-UBS Commercial Mtg. Trust, Series 2005-C2 XCL IO 0.13% due 04/15/40*(2)(4)(5)(9)             4,992,594     53,192
LB-UBS Commercial Mtg. Trust, Series 2005-C3 XCL IO 0.14% due 07/15/40*(2)(4)(5)(9)             1,417,330     30,645
LB-UBS Commercial Mtg. Trust, Series 2005-C5 XCL IO 0.11% due 09/15/40*(2)(4)(5)(9)             2,539,897     37,510
LB-UBS Commercial Mtg. Trust, Series 2005-C7 AM 5.26% due 11/15/40(5)                             110,000    109,216
LB-UBS Commercial Mtg. Trust, Series 2006-C1 XCL 0.07% due 02/15/41*(2)(4)(5)(9)                5,260,569     59,953
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA J 6.13%
   due 07/15/18*(3)(4)(5)(9)                                                                       19,000     18,854
Lehman Mtg. Trust, Series 2006-5 2A2 IO 1.82% due 09/25/36*(1)(3)(4)(5)(9)                        166,000      6,028
Lehman Mtg. Trust, Series 2006-5 1A3 IO 0.07% due 09/25/36*(1)(3)(4)(5)(9)                         49,000        247
Long Beach Mtg. Loan Trust, Series 2004-3 S1 IO 4.50% due 12/25/06(1)(4)(5)                       326,922      2,298
Long Beach Mtg. Loan Trust, Series 2004-3 S2 IO 4.50% due 12/25/06(1)(4)(5)                       163,462      3,621
Marriott Vacation Club Owner Trust, Series 2002-1A A1 6.03% due 12/20/24*(3)(9)                    23,527     23,719
Master Adjustable Rate Mtgs. Trust, Series 2004-7 2A1 4.64% due 08/25/34(2)(5)                     47,321     47,998
Master Adjustable Rate Mtgs. Trust, Series 2004-3 4 AX IO 1.42% due 04/25/34(4)(5)                 83,228      2,232
Master Adjustable Rate Mtgs. Trust, Series 2005-2 7 AX IO 0.17% due 03/25/35(4)(5)                223,080        739
Master Reperforming Loan Trust, Series 2005-2 1A3 7.50% due 05/25/35*(1)(5)(9)                     54,635     56,909
Master Specialized Loan Trust, Series 2005-11A4 7.50% due 08/25/34*(5)(9)                          50,109     52,102
MBNA Credit Card Master Note Trust, Series 2003-C5 6.51% due 11/15/10(3)                           60,000     60,923
Merit Securities Corp., Series 11PA-3A1 5.95% due 04/28/27*(3)(5)(9)                               89,618     90,634
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50% due 12/25/34*(9)                      3,451      3,402
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00% due 01/25/35                         26,000     25,605
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM 1N 5.00% due 09/25/35*(9)                        1,082      1,076
Merrill Lynch Mtg. Investors, Inc., Series 2007-HE2C N1 5.00% due 08/25/35*(9)                      2,002      1,966
Merrill Lynch Mtg. Trust, Series 2005-LC1 XA IO 0.01% due 01/12/44(2)(4)                        1,146,074     11,087
Merrill Lynch Mtg. Trust, Series 2005-MCP1 XC IO 0.47% due 05/25/43(2)(4)(5)                    2,342,921     31,699
Merrill Lynch Mtg. Trust, Series 2005-MKB2 A2 4.81% due 09/12/42(5)                               117,000    115,838
Metris Secured Note Trust, Series 2004-2 C 6.67% due 10/20/10*(3)(9)                               65,000     65,030
Mezz Capital Commercial Mtg.,Trust, Series 2004-C2 A IO 6.41% due 12/15/19*(1)(4)(5)(9)           156,157     51,776
Mezz Capital Commercial Mtg.,Trust, Series 2005-C3 X IO 5.56% due 05/15/44*(1)(4)(5)(9)           174,884     55,785
Mid-State Trust, Series 11-B 8.22% due 07/15/38                                                    10,389     10,582
Morgan Stanley Capital I, Series 1998-CF1 D 7.35% due 07/15/32(5)                                  56,000     59,918
Morgan Stanley Capital I, Series 2004-HQ4 A7 4.97% due 04/14/40(5)                                 41,000     40,029
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 5.61% due 01/25/35(3)                              24,624     24,652
Morgan Stanley Capital I, Series 2005-HQ5 X1 IO 0.08% due 01/14/42*(2)(4)(5)(9)                 3,832,523     31,018
Morgan Stanley Capital I, Series 2005-HQ6 A4A 4.99% due 08/13/42*(5)(9)                            79,000     77,064
Morgan Stanley Capital I, Series 2005-HQ6 X1 IO 0.09% due 08/13/42*(2)(4)(5)(9)                 3,855,496     41,323
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR 2A1 5.40% due 09/25/35(2)(5)                      224,851    226,065
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.25% due 06/18/30(2)(5)                         27,000     28,084
Navistar Financial Corp. Owner Trust, Series 2004-B C 3.93% due 10/15/12                            4,578      4,436
Navistar Financial Corp. Owner Trust, Series 2005-A C 4.84% due 01/15/14                           25,914     25,711
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33                           33,000     32,664
Nomura Asset Acceptance Corp., Series 2004-R3 PT 8.44% due 02/25/35*(1)(2)(5)(9)                   56,755     58,795
Oakwood Mtg. Investors, Inc., Series 2000-A A3 7.95% due 03/15/22                                  50,848     38,754


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

                                                                                           PRINCIPAL      VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                          AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00% due 11/15/09(1)(4)                  $  144,503   $    19,164
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% due 02/15/10(1)(4)                     119,080        16,639
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32                            114,909        99,899
Origen Manufactured Housing, Series 2004-B A2 3.79% due 12/15/17                              65,000        63,554
Origen Manufactured Housing, Series 2004-B A3 4.75% due 08/15/21                              26,000        24,982
Providian Gateway Owner Trust, Series 2004-EA D 6.26% due 11/15/11*(3)(9)                    100,000       100,812
Residential Accredit Loans, Inc., Series 2004-QA5 4.98% due 12/25/34(2)(5)                    21,686        21,544
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% due 06/25/32(5)              92,472        92,148
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00% due 11/25/34*(9)             1,928         1,919
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(1)(9)             8,154         7,828
Residential Asset Securitization Trust, Series 2006-A7CB 1A6 IO 0.23%
   due 07/25/36*(3)(4)(5)(9)                                                                  24,805           397
SACO I Trust Series 2005-10 5.58% due 06/25/36(3)                                             79,833        79,920
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD IO 1.02%
   due 02/15/15*(1)(4)(5)(9)                                                                  92,829            40
Sasco Net Interest Margin Trust, Series 2005-NC1A 4.75% due 02/27/35*(1)(9)                    9,737         9,685
Sequoia Mtg. Funding Trust, Series 2004-A AX1 IO 0.80% due 02/25/08*(4)(5)(9)              1,336,045         4,058
Sharps SP I LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(9)                          7,001         1,750
Sharps SP I LLC NIM Trust, Series 2004-RM2N 4.00% due 01/25/35*(9)                               306           306
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% due 03/24/18*(1)(5)(9)              50,000        46,838
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-10 1 A1 4.91% due 08/25/34(5)         33,965        34,536
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-12 1A2 4.96% due 09/25/34(5)          47,655        48,126
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19 2A1 IO 0.67%
   due 01/25/35(1)(2)(4)(5)                                                                  509,239         5,092
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A 4.38% due 06/25/34(2)(5)        142,956       144,501
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1 4.68% due 07/25/34(2)(5)        28,171        28,637
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3 4.68% due 07/25/34(2)(5)        14,555        14,879
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9 AX IO 0.95%
   due 05/25/35(1)(2)(4)(5)                                                                1,114,928        16,055
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35% due 06/27/33*(1)(9)          7,177           718
Structured Asset Investment Loan NIM Notes, Series 2003-BC2A A 7.75% due 04/27/33*(9)         10,591         3,705
Structured Asset Investment Loan NIM Notes, Series 2004-10A A 5.00% due 11/27/34*(1)(9)        2,781         2,775
Structured Asset Investment Loan NIM Notes, Series 2004-11A A2 4.75% due 01/27/35*(9)          7,237         7,221
Structured Asset Investment Loan NIM Notes, Series 2005-1A A 4.25% due 02/27/35*(9)            8,757         8,732
Structured Asset Investment Loan NIM Notes, Series 2005-2A A 4.75% due 03/27/35*(1)(9)         6,152         6,109
Structured Asset Investment Loan NIM Notes, Series 2005-WF1A 4.75% due 02/27/35*(9)            6,137         6,127
Structured Asset Securities Corp., Series 2003-40A 1A 5.27% due 01/25/34(2)(5)                18,612        18,850
Structured Asset Securities Corp., Series 2004-NP2 A 5.67% due 06/25/34*(1)(3)(5)(9)          76,174        76,182
Structured Asset Securities Corp., Series 2005-10 3A3 5.83% due 12/25/34(3)(5)                89,361        82,102
Structured Asset Securities Corp., Series 2005-6 5A8 3.25% due 05/25/35(3)(5)                 81,430        70,799
Terwin Mtg. Trust,Series 2004-5HE A1B 5.74% due 06/25/35(3)                                   13,989        14,036
Thornburg Mtg. Securities Trust, Series 2006-4 A2B 5.44% due 07/25/36(1)(3)(5)                43,674        43,674
TIAA Retail Commercial Trust, Series 2002-1A IIFX 6.77% due 05/22/37*(1)(9)                   86,000        89,961
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18 XC IO 0.06%
   due 04/15/42*(2)(4)(5)(9)                                                               5,437,376        55,110
Wachovia Bank Commercial Mtg. Trust, Series 2006-C23 A4 5.42% due 01/15/45(5)                581,000       583,119
Wachovia Bank Commercial Mtg. Trust, Series 2004-C15 A4 4.80% due 10/15/41(5)                131,750       127,031
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16 A4 4.85% due 10/15/41(5)                 32,000        30,969
Washington Mutual Asset Securities Corp., Series 2004-1 1A1 5.30% due 05/25/36*(5)(9)         65,000        63,511
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12 2A5 4.32% due 07/25/35(5)         654,000       635,459
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9 1A2 4.35% due 05/25/35(5)          136,224       133,581
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11                                  5,594         5,522
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12                                 12,883        12,745
WFS Financial Owner Trust, Series 2004-4 D 3.58% due 05/17/12                                 23,768        23,369
WFS Financial Owner Trust, Series 2005-1 D 4.09% due 08/17/12                                 17,124        16,873
                                                                                                       -----------
TOTAL ASSET-BACKED SECURITIES (cost $13,227,320)                                                        12,955,301
                                                                                                       -----------

                                                             PRINCIPAL    VALUE
BONDS & NOTES -- 9.6%                                          AMOUNT   (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.2%
APPAREL & TEXTILES -- 0.0%
Burlington Coat Factory Warehouse 11.13% due 04/15/14*(9)     $40,000   $ 38,600
J.C. Penney Co., Inc. 7.65% due 08/15/16                       20,000     22,460
Levi Strauss & Co. 8.88% due 04/01/16                          30,000     29,850
AUTOMOTIVE -- 0.2%
Arvinmeritor, Inc. 8.13% due 09/15/15                          30,000     27,225
AutoNation, Inc. 7.00% due 04/15/14*(9)                        10,000      9,975
AutoNation, Inc. 7.51% due 04/15/13*(9)                        10,000     10,125
Avis Budget Car Rental LLC 7.63% due 05/15/14*(9)              20,000     19,400
DaimlerChrysler NA Holding Corp. 5.75% due 09/08/11            65,000     64,694
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13             5,000      5,127
Ford Motor Co. 7.45% due 07/16/31                              75,000     57,938
General Motors Corp. 7.20% due 01/15/11                        75,000     69,094
Goodyear Tire & Rubber Co. 9.00% due 07/01/15                  80,000     81,200
Goodyear Tire & Rubber Co. 11.00% due 03/01/07                 35,000     38,587
Lear Corp. 8.11% due 05/15/09                                  80,000     77,200
Lear Corp. 8.13% due 04/01/08                                  15,000     19,021
TRW Automotive, Inc. 9.38% due 02/15/13                        90,000     95,850
TRW Automotive, Inc. 11.00% due 02/15/13                        5,000      5,450
HOUSING & HOUSEHOLD DURABLES -- 0.0%
D.R. Horton, Inc. 7.88% due 08/15/11                           10,000     10,680
RETAIL -- 0.0%
Bon-Ton Department Stores, Inc. 10.25% due 03/15/14            55,000     53,487
CVS Corp. Pass-Through Certificates 6.12% due 01/10/13*(9)     21,292     21,549
Office Depot, Inc. 6.25% due 08/15/13*(9)                      10,000     10,225
                                                                        --------
                                                                         767,737
                                                                        --------
CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Chiquita Brands International, Inc. 7.50% due 11/01/14         35,000     30,275
Chiquita Brands International, Inc. 8.88% due 12/01/15          5,000      4,612
Dean Foods, Co. 6.63% due 05/15/09                             20,000     20,075
Dean Foods, Co. 7.00% due 06/01/16                             50,000     50,000
Del Monte Corp. 8.63% due 12/15/12                             65,000     68,169
Delhaize America, Inc. 8.13% due 04/15/11                      25,000     26,832
Kroger Co. 6.75% due 04/15/12                                  10,000     10,512
Pinnacle Foods Holding Corp. 8.25% due 12/01/13                75,000     75,094
Swift & Co. 10.13% due 10/01/09                                10,000     10,175
HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Fortune Brands, Inc. 5.38% due 01/15/16                        25,000     23,847
Playtex Products, Inc. 8.00% due 03/01/11                      15,000     15,562
Sealy Mattress Co. 8.25% due 06/15/14                          85,000     86,700
Spectrum Brands, Inc. 7.38% due 02/01/15                       20,000     16,000
                                                                        --------
                                                                         437,853
                                                                        --------
ENERGY -- 0.1%
ENERGY SERVICES -- 0.1%
Arizona Public Service Co. 6.50% due 03/01/12                  20,000     20,642
Atmos Energy Corp. 4.95% due 10/15/14                          20,000     18,917
Chesapeake Energy Corp. 7.63% due 07/15/13                     20,000     20,425
Consolidated Natural Gas Co. 5.00% due 12/01/14                15,000     14,243
Enterprise Products Operating LP 6.38% due 02/01/13            10,000     10,268

                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Motiva Enterprises LLC 5.20% due 09/15/12*(9)            $   10,000   $    9,909
PacifiCorp 5.45% due 09/15/13                                20,000       20,076
Petrohawk Energy Corp. 9.13% due 07/15/13*(9)                95,000       95,475
Pogo Producing Co. 7.88% due 05/01/13*(9)                    20,000       20,375
Premcor Refining Group, Inc. 7.50% due 06/15/15              10,000       10,449
Sunoco, Inc. 4.88% due 10/15/14                              15,000       14,267
Valero Energy Corp. 7.50% due 04/15/32                       10,000       11,584
Weatherford International, Inc. 5.50% due 02/15/16           10,000        9,848
Weatherford International, Ltd. 6.50% due 08/01/36           15,000       15,298
ENERGY SOURCES -- 0.0%
Amerada Hess Corp. 7.88% due 10/01/29                        35,000       41,361
Anadarko Petroleum Corp. 5.95% due 09/15/16                  15,000       15,179
Anadarko Petroleum Corp. 6.45% due 09/15/36                   5,000        5,107
Forest Oil Corp. 8.00% due 12/15/11                          20,000       20,700
Hilcorp Energy Corp. 9.00% due 06/01/16*(9)                  15,000       15,488
Pride International, Inc. 7.38% due 07/15/14                 60,000       61,800
Quicksilver Resources, Inc. 7.13% due 04/01/16               25,000       23,687
                                                                      ----------
                                                                         475,098
                                                                      ----------
FINANCE -- 3.2%
BANKS -- 0.0%
Fleet Capital Trust V 6.39% due 12/18/28(3)                  20,000       19,953
Independence Community Bank Corp. 3.50%
   due 06/20/08(6)                                           50,000       48,489
Mizuho Financial Group Cayman, Ltd. 8.38%
   due 04/27/09(12)                                          15,000       15,891
PNC Bank NA 4.88% due 09/21/17                               30,000       28,470
UBS Preferred Funding Trust I 8.62%
   due 10/01/10(12)                                          30,000       33,385
FINANCIAL SERVICES -- 3.1%
American Express Co. 6.80% due 09/01/66                      15,000       15,836
Ameriprise Financial, Inc. 7.52% due 06/01/66                30,000       32,177
Ameritech Capital Funding Co. 6.25% due 05/18/09             25,000       25,395
Arch Western Finance LLC 6.75% due 01/01/07*(9)              95,000       91,200
BCP Crystal Holdings Corp. 9.63% due 06/15/14                25,000       27,125
Beaver Valley Funding Corp. 9.00% due 06/01/17               25,000       28,261
Block Financial Corp. 5.13% due 10/30/14                     25,000       23,824
Capital One Capital III 7.69% due 08/15/36                   15,000       15,982
CIT Group, Inc. 5.00% due 02/13/14                           40,000       38,668
CIT Group, Inc. 5.00% due 02/01/15                           15,000       14,408
Countrywide Capital III 8.05% due 06/15/27                   20,000       22,689
Crystal U.S. Holdings LLC 10.00% due 10/01/09(10)           115,000       92,288
Deutsche Bank Capital Funding Trust VII 5.63%
   due 01/19/16*(9)                                          15,000       14,625
Dow Jones CDX NA HY 8.75% due 12/29/10*(9)(14)            9,627,250    9,916,068
Ford Motor Credit Co. 6.50% due 01/25/07                     15,000       14,990
Ford Motor Credit Co. 7.38% due 10/28/09                     40,000       38,872
Ford Motor Credit Co. 7.88% due 06/15/10                      5,000        4,870
Ford Motor Credit Co. 9.88% due 08/10/11                    105,000      108,655
GATX Financial Corp. 5.80% due 03/01/16                      10,000        9,876
General Motors Acceptance Corp. 5.85% due 01/14/09           90,000       88,241
General Motors Acceptance Corp. 6.24% due 03/20/07(3)        25,000       24,916
General Motors Acceptance Corp. 6.46% due 07/16/07(3)       115,000      114,354
General Motors Acceptance Corp. 6.75% due 12/01/14          240,000      234,301
General Motors Acceptance Corp. 6.88% due 08/28/12          165,000      163,317
Grand Metropolitan Investment Corp. 8.00%
   due 09/15/22                                              45,000       54,967
Greenpoint Capital Trust I 9.10% due 06/01/27                15,000       15,917

                                                         PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                  AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
HSBC Finance Capital Trust 5.91% due 11/30/35             $100,000   $    99,977
iPayment, Inc. 9.75% due 05/15/14*(9)                       15,000        15,300
J.P. Morgan Chase Capital XX 6.55% due 09/29/36*(9)         10,000        10,085
J.P Morgan Chase Capital XVIII 6.95% due 08/17/36*(9)       65,000        69,042
K&F Acquisition, Inc. 7.75% due 11/15/14                    30,000        30,075
Lehman Brothers Holdings E-Capital Trust I 6.17%
   due 08/19/65*(3)(9)                                      75,000        75,406
Milacron Escrow Corp. 11.50% due 05/15/11*(9)               20,000        19,000
Nuveen Investments, Inc. 5.00% due 09/15/10                 15,000        14,716
Nuveen Investments, Inc. 5.50% due 09/15/15                 15,000        14,658
Oneamerica Financial Partners, Inc. 7.00%
   due 10/15/33*(9)                                         20,000        20,744
Solectron Global Finance, Ltd. 8.00% due 03/15/16           25,000        24,750
Sovereign Bancorp, Inc. 4.80% due 09/01/10*(9)              20,000        19,582
Sprint Capital Corp. 6.90% due 05/01/19                     10,000        10,407
UCAR Finance, Inc. 10.25% due 02/15/12                      10,000        10,500
Visant Corp. 7.63% due 10/01/12                             85,000        85,425
Washington Mutual, Inc. 5.00% due 03/22/12                  20,000        19,551
Wea Finance LLC 5.70% due 10/01/16                          15,000        14,980
INSURANCE -- 0.1%
CNA Financial Corp. 6.00% due 08/15/11                      15,000        15,210
CNA Financial Corp. 6.50% due 08/15/16                      15,000        15,414
Executive Risk Capital Trust 8.68% due 02/01/27             30,000        31,489
Fund American Cos., Inc. 5.88% due 05/15/13                 35,000        34,595
Liberty Mutual Group, Inc. 6.50% due 03/15/35*(9)           35,000        33,389
Lincoln National Corp. 7.00% due 05/17/16(6)                25,000        26,185
Loews Corp. 5.25% due 03/15/16                              15,000        14,544
MetLife, Inc. 5.00% due 06/15/15                            25,000        24,203
MetLife, Inc. 5.70% due 06/15/35                            25,000        24,293
Nationwide Financial Services, Inc. 5.63% due 02/13/15      10,000         9,967
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(9)      15,000        18,228
Safeco Capital Trust I 8.07% due 07/15/37                   45,000        47,350
Transamerica Capital III 7.63% due 11/15/37                 35,000        39,377
                                                                     -----------
                                                                      12,266,452
                                                                     -----------
HEALTHCARE -- 0.1%
DRUGS -- 0.0%
Bayer Corp. 6.20% due 02/15/08*(6)(9)                       15,000        15,065
Hospira, Inc. 5.90% due 06/15/14                            15,000        14,931
Omnicare, Inc. 6.13% due 06/01/13                           45,000        42,525
Omnicare, Inc. 6.88% due 12/15/15                           20,000        19,425
HEALTH SERVICES -- 0.1%
Community Health Systems, Inc. 6.50% due 12/15/12           45,000        43,031
Health Management Associates, Inc. 6.13% due 04/15/16       10,000         9,681
Iasis Healthcare LLC 8.75% due 06/15/14*(9)                 20,000        19,350
Medquest, Inc. 11.88% due 08/15/12                           5,000         4,362
Select Medical Corp. 7.63% due 02/01/15                      5,000         4,213
Tenet Healthcare Corp. 9.88% due 07/01/14                   60,000        59,775
Tenet Healthcare Corp. 7.38% due 02/01/13                   60,000        54,075
Wellpoint, Inc. 5.00% due 12/15/14                          15,000        14,500
Wellpoint, Inc. 5.25% due 01/15/16                          10,000         9,798
                                                                     -----------
                                                                         310,731
                                                                     -----------

                                                         PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                  AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Lockheed Martin Corp. 6.15% due 09/01/36*(9)              $ 35,000    $   36,676
Raytheon Co. 6.75% due 03/15/18                             30,000        32,837
TransDigm, Inc. 7.75% due 07/15/14*(9)                      10,000        10,075
BUSINESS SERVICES -- 0.2%
Allied Waste North America, Inc. 8.50% due 12/01/08         70,000        73,325
Avis Budget Car Rental LLC 7.75% due 05/15/16               30,000        29,025
Brand Services, Inc. 12.00% due 10/15/12                    40,000        44,911
Browning-Ferris Industries, Inc. 6.38% due 01/15/08         30,000        30,000
Crown European Holdings SA 6.25% due 09/01/11               40,000        53,385
Iron Mountain, Inc. 6.63% due 01/01/16                      20,000        18,800
Iron Mountain, Inc. 8.75% due 07/15/18                      15,000        15,563
Nortek, Inc. 8.50% due 09/01/14                             65,000        61,425
NTK Holdings, Inc. 10.75% due 03/01/14                       5,000         3,450
Nutro Products, Inc. 9.23% due 10/16/06*(9)                 20,000        20,575
Owens Corning 7.50% due 08/01/18+(7)(16)                    75,000        38,438
Ply Gem Industries, Inc. 9.00% due 02/15/12*(9)             10,000         7,975
R.H. Donnelley Corp. 8.88% due 01/15/16*(9)                 45,000        45,112
Service Corp. International 6.75% due 04/01/16              55,000        52,731
United Rentals N.A., Inc. 7.00% due 02/15/14                35,000        32,900
WCA Waste Corp. 9.25% due 06/15/14*(9)                      20,000        20,750
Windstream Corp. 8.13% due 08/01/13*(9)                     30,000        31,837
Windstream Corp. 8.63% due 08/01/16*(9)                     60,000        64,200
Xerox Corp. 6.75% due 02/01/17                              25,000        25,375
MACHINERY -- 0.0%
Blount, Inc. 8.88% due 08/01/12                             50,000        49,875
Manitowoc Co., Inc. 10.50% due 08/01/12                      5,000         5,375
MULTI-INDUSTRY -- 0.1%
Amsted Industries, Inc. 10.25% due 10/15/11*(9)             10,000        10,700
Clondalkin Industries BV 8.00% due 03/15/14*(9)             15,000        20,067
Covalence Specialty Materials Corp. 10.25%
   due 03/01/16*(9)                                         70,000        67,900
Goodman Global Holdings, Inc. 8.33% due 12/15/06*(9)        45,000        45,619
Jefferson Smurfit Corp. 8.25% due 10/01/12                  15,000        14,362
Lafarge SA 6.50% due 07/15/16                                5,000         5,166
RBS Global & Rexnord Corp. 9.50% due 08/01/14*(9)           65,000        65,975
RBS Global & Rexnord Corp. 11.75% due 08/01/16*(9)          10,000        10,300
Solo Cup Co. 8.50% due 02/15/14                             65,000        56,144
TRANSPORTATION -- 0.0%
BNSF Funding Trust I 6.61% due 01/15/26                     35,000        35,178
Greenbrier Cos., Inc. 8.38% due 05/15/15                    35,000        35,525
Ryder Systems, Inc. 5.95% due 05/02/11                      10,000        10,172
                                                                      ----------
                                                                       1,181,723
                                                                      ----------
INFORMATION & ENTERTAINMENT -- 0.3%
BROADCASTING & MEDIA -- 0.2%
Affinion Group, Inc. 10.13% due 10/15/13                     5,000         5,250
Affinion Group, Inc. 11.50% due 10/15/15                    25,000        25,625
CCH I LLC 11.00% due 10/01/15*(9)                           65,000        59,150
CCH II Capital Corp. LLC 10.25% due 09/15/10               170,000       173,400
Comcast Corp. 4.95% due 06/15/16                            10,000         9,324

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
                                                                          PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                  AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Cox Communications, Inc. 6.75% due 03/15/11                                $20,000    $   20,830
Cox Enterprises, Inc. 7.88% due 09/15/10*(9)                                 5,000         5,366
CSC Holdings, Inc. 7.25% due 04/15/12*(9)                                   65,000        64,756
DirecTV Holdings LLC 6.38% due 06/15/15                                     85,000        79,900
Echostar DBS Corp. 6.38% due 10/01/11*(9)                                   95,000        92,506
Echostar DBS Corp. 6.63% due 10/01/14                                       35,000        33,294
Echostar DBS Corp. 7.00% due 10/01/13                                       30,000        29,325
Lamar Media Corp. 6.63% due 08/15/15*(9)                                    15,000        14,344
Lin Television Corp. 6.50% due 05/15/13*(9)                                 35,000        32,637
News America, Inc. 6.40% due 12/15/35                                       35,000        34,326
Omnicom Group, Inc. 5.90% due 04/15/16                                      15,000        15,218
Tele-Communications, Inc. 7.88% due 08/01/13                                30,000        33,523
Tele-Communications, Inc. 9.80% due 02/01/12                                35,000        41,341
Time Warner Entertainment Co. LP 8.38% due 03/15/23                         25,000        28,872
Time Warner, Inc. 9.13% due 01/15/13                                         5,000         5,826
Time Warner, Inc. 9.15% due 02/01/23                                        10,000        12,424
Vertis, Inc. 10.88% due 06/15/09                                            65,000        65,325
Vertis, Inc. 13.50% due 12/07/09*(9)                                        25,000        22,750
Viacom, Inc. 5.75% due 04/30/11*(9)                                         10,000         9,980
LEISURE & TOURISM -- 0.1%
American Airlines, Inc. 7.86% due 04/01/13                                  10,000        10,750
Boyd Gaming Corp. 7.13% due 02/01/16                                        40,000        38,700
Boyd Gaming Corp. 7.75% due 12/15/12                                        40,000        41,050
Continental Airlines, Inc., Series 02-1 Pass-Through 6.56% due 08/15/13     15,000        15,609
Continental Airlines, Inc., Series 974A Pass-Through 6.90% due 01/02/18      7,146         7,356
Continental Airlines, Inc., Series 981A Pass-Through 6.65% due 09/15/19     34,992        35,605
GTECH Holdings Corp. 4.75% due 10/15/10                                     40,000        40,174
Harrah's Operating Co., Inc. 5.75% due 10/01/17*(9)                         15,000        13,718
Hilton Hotels Corp. 7.63% due 12/01/12                                      25,000        26,594
Station Casinos, Inc. 6.00% due 04/01/12                                    40,000        38,600
                                                                                      ----------
                                                                                       1,183,448
                                                                                      ----------
INFORMATION TECHNOLOGY -- 0.2%
COMPUTER SERVICES -- 0.1%
Computer Associates International, Inc. 5.63% due 12/01/14*                 30,000        28,033
Sunguard Data Systems, Inc. 9.13% due 08/15/13*(9)                          14,000        14,490
Sunguard Data Systems, Inc. 10.25% due 08/15/15*(9)                         34,000        35,020
COMPUTER SOFTWARE -- 0.0%
Serena Software, Inc. 10.38% due 03/15/16                                   10,000        10,475
UGS Capital Corp. II 10.38% due 06/01/11*(15)                               15,000        15,225
ELECTRONICS -- 0.0%
Amkor Technology, Inc. 9.25% due 06/01/16                                   20,000        18,750
Arrow Electronics, Inc. 7.50% due 01/15/27                                  15,000        16,389
Avnet, Inc. 6.00% due 09/01/15                                              25,000        24,393
Sensata Technologies BV 8.00% due 05/01/14*(9)                              10,000         9,725
TELECOMMUNICATIONS -- 0.1%
AT&T Corp. 8.50% due 11/15/31                                               20,000        24,445
AT&T Wireless Services, Inc. 8.75% due 03/01/31                             40,000        51,136
Intelsat Bermuda, Ltd. 11.25% due 06/15/16*(9)                              80,000        85,000

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
                                                               PRINCIPAL    VALUE
BONDS & NOTES (CONTINUED)                                        AMOUNT    (NOTE 2)
-----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Nextel Communications, Inc. 6.88% due 10/31/13                  $10,000    $ 10,179
Nordic Telephone Co. 8.88% due 05/01/16*(9)                      75,000      78,844
Nortel Networks, Ltd. 9.73% due 07/15/11*(3)(9)                  40,000      41,300
Nortel Networks, Ltd. 10.75% due 07/15/16*(9)                    10,000      10,700
Rural Cellular Corp. 9.75% due 01/15/10                          25,000      25,156
Rural Cellular Corp. 9.88% due 02/01/10                          20,000      20,850
Rural Cellular Corp. 11.24% due 11/01/12(3)                      35,000      36,094
Sprint Capital Corp. 6.88% due 11/15/28                          25,000      25,337
Verizon Virginia, Inc. 4.63% due 03/15/13                        25,000      23,268
                                                                           --------
                                                                            604,809
                                                                           --------
MATERIALS -- 0.3%
CHEMICALS -- 0.1%
Cognis Holding GMBH & Co. 12.28% due 01/16/07*(9)                50,000      61,580
ICI Wilmington, Inc. 5.63% due 12/01/13                          35,000      34,494
Lubrizol Corp. 5.50% due 10/01/14                                15,000      14,631
Lyondell Chemical Co. 8.00% due 09/15/14                         30,000      30,375
Lyondell Chemical Co. 8.25% due 09/15/16                         20,000      20,300
Nalco Co. 9.00% due 11/15/13                                     40,000      54,780
PQ Corp. 8.00% due 02/15/13*(9)                                  25,000      23,750
Rockwood Specialties Group, Inc. 7.63% due 11/15/14              50,000      65,780
FOREST PRODUCTS -- 0.1%
Associated Materials, Inc. 9.75% due 04/15/12                    65,000      64,837
Boise Cascade LLC 7.13% due 10/15/14                             30,000      27,975
Builders Firstsource, Inc. 9.66% due 02/15/12*(9)                25,000      24,500
Georgia-Pacific Corp. 9.50% due 12/01/11                         45,000      48,488
Graham Packaging Co. 9.88% due 10/15/14                          50,000      49,125
Norske Skog Canada, Ltd. 7.38% due 03/01/14                      10,000       9,200
Owens-Illinois, Inc. 7.50% due 05/15/10                          35,000      35,000
Stone Container Corp. 9.75% due 02/01/11                         19,000      19,570
Weyerhaeuser Co. 7.95% due 03/15/25                              15,000      16,292
METALS & MINERALS -- 0.1%
Alaska Steel Corp. 7.75% due 06/15/12                            75,000      73,031
Alliant Techsystems, Inc. 6.75% due 04/01/16                     70,000      68,950
Chaparral Steel Co. 10.00% due 07/15/13*(9)                      65,000      72,475
Compass Minerals International, Inc. 12.00% due 06/01/13(10)     50,000      46,500
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                   15,000      14,325
Metals USA, Inc. 11.13% due 12/01/15*(9)                          5,000       5,475
Newmont Mining Corp. 5.88% due 04/01/35                          20,000      18,768
Peabody Energy Corp. 5.88% due 04/15/16                          70,000      64,225
                                                                          ---------
                                                                            964,426
                                                                          ---------
MUNICIPAL BONDS -- 0.0%
MUNICIPAL BONDS -- 0.0%
Michigan Tobacco Settlement Finance 7.31% due 06/01/34           20,000      20,690
New Jersey State Turnpike Authority 4.25% due 01/01/16           15,000      14,147
                                                                           --------
                                                                             34,837
                                                                           --------

                                                                                     PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                             AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
REAL ESTATE COMPANIES -- 0.0%
ERP Operating LP 6.58% due 04/13/15                                                 $    15,000   $   15,965
K. Hovnanian Enterprises, Inc. 7.75% due 05/15/13                                        30,000       27,450
K. Hovnanian Enterprises, Inc. 8.88% due 04/01/12                                        15,000       14,700
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Brandywine Operating Partnership LP 5.75% due 04/01/12                                   10,000       10,061
Colonial Properties Trust 6.25% due 06/15/14                                             15,000       15,321
Developers Diversified Realty Corp. 5.38% due 10/15/12                                   10,000        9,898
Equity One, Inc. 3.88% due 04/15/09                                                      15,000       14,410
Health Care REIT, Inc. 6.00% due 11/15/13                                                 5,000        4,982
Heritage Property Investment Trust 5.13% due 04/15/14                                    25,000       24,360
Hospitality Properties Trust 6.75% due 02/15/13                                          15,000       15,769
HRPT Properties Trust 5.75% due 02/15/14                                                 10,000        9,966
HRPT Properties Trust 6.25% due 08/15/16                                                 10,000       10,296
Istar Financial, Inc. 5.88% due 03/15/16                                                 15,000       14,930
Nationwide Health Properties, Inc. 6.50% due 07/15/11                                    10,000       10,226
Prologis 5.75% due 04/01/16                                                              20,000       20,050
Rouse Co. 6.75% due 05/01/13*(9)                                                         15,000       14,990
Rouse Co. 7.20% due 09/15/12                                                             10,000       10,244
Simon Property Group LP 5.75% due 12/01/15                                               20,000       20,160
                                                                                                  ----------
                                                                                                     263,778
                                                                                                  ----------
U.S. GOVERNMENT AGENCIES -- 4.5%
U.S. GOVERNMENT AGENCIES -- 4.5%
Federal Home Loan Mtg. Corp., Series 228 PO zero coupon due 02/01/35(5)(11)             467,825      364,471
Federal Home Loan Mtg. Corp., Series 2958-FB 0.00% due 02/15/35(3)(5)                   150,176      146,371
Federal Home Loan Mtg. Corp., Series 3003-XF 0.00% due 07/15/35(3)(5)                    80,042       80,726
Federal Home Loan Mtg. Corp., Series 231 PO zero coupon due 08/01/35(5)(11)           1,501,650    1,118,862
Federal Home Loan Mtg. Corp., Series 3045-DO PO zero coupon due 10/15/35(5)(11)          74,748       59,733
Federal Home Loan Mtg. Corp., Series 236 PO zero coupon due 04/01/36(5)(11)             143,023      112,697
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 2IO
   0.04% due 05/25/43(4)(5)                                                             298,639        1,216
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 1IO
   0.28% due 05/25/43(4)(5)                                                             329,606        3,319
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 3IO
   0.36% due 05/25/43(2)(4)(5)                                                          263,434        3,649
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-51 1AIO
   0.37% due 09/25/43(2)(4)(5)                                                          162,389        1,365
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 AIO
   0.61% due 05/25/43(2)(4)(5)                                                          531,138       10,262
Federal Home Loan Mtg. Corp., Series 2815-S IO 0.67% due 09/15/32(3)(4)(5)              161,658        4,595
Federal Home Loan Mtg. Corp., Series 2957-SW IO 0.67% due 04/15/35(3)(4)(5)             361,106       11,045
Federal Home Loan Mtg. Corp., Series 2937-SY IO 0.77% due 02/15/35(3)(4)(5)              66,134        2,174
Federal Home Loan Mtg. Corp., Series 3016-SP IO 0.78% due 08/15/35(3)(4)(5)              89,365        2,789
Federal Home Loan Mtg. Corp., Series 3016-SQ IO 0.78% due 08/15/35(3)(4)(5)             166,864        5,572
Federal Home Loan Mtg. Corp., Series 3114-GI IO 1.27% due 02/15/36(3)(4)(5)              92,559        6,271
Federal Home Loan Mtg. Corp., Series 2990-LI IO 1.30% due 10/15/34(3)(4)(5)             124,075        6,316
Federal Home Loan Mtg. Corp., Series 3114-BI IO 1.32% due 04/15/30(3)(4)(5)             204,084        8,728
Federal Home Loan Mtg. Corp., Series 3114-TS IO 1.32% due 09/15/30(3)(4)(5)             401,935       18,195
Federal Home Loan Mtg. Corp., Series 2962-BS IO 1.32% due 03/15/35(3)(4)(5)             436,890       21,815
Federal Home Loan Mtg. Corp., Series 2986-WS IO 1.32% due 06/15/35(3)(4)(5)              85,393        2,365
Federal Home Loan Mtg. Corp., Series 3067-SI IO 1.32% due 11/15/35(3)(4)(5)             355,225       24,763
Federal Home Loan Mtg. Corp., Series 3031-BI IO 1.36% due 08/15/35(3)(4)(5)              88,294        4,772
Federal Home Loan Mtg. Corp., Series 2927-ES IO 1.37% due 01/15/35(3)(4)(5)             107,957        4,274
Federal Home Loan Mtg. Corp., Series 2950-SM IO 1.37% due 03/15/35(3)(4)(5)             150,422        8,108

                                                                                                               PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                                                       AMOUNT     (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp., Series 3066-SI IO 1.37% due 04/15/35(3)(4)(5)                                   $  350,269   $ 23,872
Federal Home Loan Mtg. Corp., Series 3107-DC IO 1.37% due 06/15/35(3)(4)(5)                                      118,501      7,167
Federal Home Loan Mtg. Corp., Series 3054-CS IO 1.37% due 07/15/35(3)(4)(5)                                       91,591      4,189
Federal Home Loan Mtg. Corp., Series 3118-SD IO 1.37% due 02/15/36(3)(4)(5)                                      328,556     14,721
Federal Home Loan Mtg. Corp., Series 2922-SE IO 1.42% due 02/15/35(3)(4)(5)                                      196,395      9,810
Federal Home Loan Mtg. Corp., Series 3028-ES IO 1.42% due 09/15/35(3)(4)(5)                                      358,738     23,292
Federal Home Loan Mtg. Corp., Series 3033-SF IO 1.47% due 09/15/35(3)(4)(5)                                      106,950      4,469
Federal Home Loan Mtg. Corp., Series 2828-TI IO 1.72% due 10/15/30(3)(4)(5)                                       78,259      4,243
Federal Home Loan Mtg. Corp., Series 2594-SE IO 1.72% due 11/15/32(3)(4)(5)                                      143,655      6,804
Federal Home Loan Mtg. Corp., Series 2815-PT IO 1.72% due 11/15/32(3)(4)(5)                                      146,937      8,164
Federal Home Loan Mtg. Corp., Series 2869-JS IO 1.92% due 04/15/34(3)(4)(5)                                      360,864     17,284
Federal Home Loan Mtg. Corp., Series 2869-SH IO 1.97% due 04/15/34(3)(4)(5)                                       76,611      3,756
Federal Home Loan Mtg. Corp., Series 2828-GI IO 2.17% due 06/15/34(3)(4)(5)                                      147,412     11,894
Federal Home Loan Mtg. Corp., Series 2927-SI IO 3.17% due 02/15/35(3)(4)(5)                                      134,543     12,264
Federal Home Loan Mtg. Corp., Series 3065-DC 3.87% due 03/15/35(3)(5)                                             93,388     86,968
Federal Home Loan Mtg. Corp., Series 2990-DP 4.73% due 08/15/34(3)(5)                                             92,275     93,837
Federal Home Loan Mtg. Corp. 5.50% due 04/01/20                                                                  387,244    387,173
Federal Home Loan Mtg. Corp. 5.50% due 06/01/35                                                                   81,695     80,726
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34                                                                   13,442     13,533
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series FSPC T-41 2A 7.00% due 07/25/32(5)       14,885     15,332
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-60 1A2 7.00% due 03/25/44(5)          106,473    109,945
Federal Home Loan Mtg. Corp. 7.44% due 05/15/36(3)(5)                                                            120,721    131,836
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29                                                                   38,698     40,256
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-41 3A 7.50% due 07/25/32(5)            31,050     32,196
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-42 A5 7.50% due 02/25/42(5)            52,941     54,950
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-51 2A  7.50% due 08/25/42(5)           56,483     58,654
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-57 1A 7.50% due 07/25/43(5)           113,276    118,173
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-58 4A 7.50% due 09/25/43(5)            36,221     37,454
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-59 1A3 7.50% due 10/25/43(5)          111,611    115,957
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-60 1A3  7.50% due 03/25/44(5)         165,774    172,696
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28                                                                    6,002      6,435
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-42 A6 9.50% due 02/25/42(5)             8,332      8,915
Federal National Mtg. Assoc., Series 2002-82 TO PO zero coupon due 02/25/32(5)(11)                                42,817     34,007
Federal National Mtg. Assoc., Series 2005-65 ER 0.00% due 08/25/35(3)(5)                                          87,397     83,209
Federal National Mtg. Assoc., Series 342-1 PO Strip zero coupon due 10/01/33(5)(11)                               63,831     49,377
Federal National Mtg. Assoc., Series 361-1 PO Strip zero coupon due 10/01/35(5)(11)                              108,772     87,190
Federal National Mtg. Assoc., Series 363-1 PO Strip zero coupon due 11/01/35(5)(11)                              370,198    273,270
Federal National Mtg. Assoc., Series 2005-113 DO PO zero coupon due 01/25/36(5)(11)                              252,005    200,891
Federal National Mtg. Assoc., Series 2003-W6 2IO1 0.00% due 09/25/42(4)(5)                                        33,792          1
Federal National Mtg. Assoc., Series 2003-W8 1 IO1 0.03% due 12/25/42(4)(5)                                      104,119          7
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35% due 09/25/42(4)(5)                                       389,419      4,856
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.37% due 09/25/42(4)(5)                                        354,567      4,406
Federal National Mtg. Assoc., Series 2002-T1 IO 0.43% due 11/25/31(2)(4)(5)                                      392,612      3,819
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% due 12/25/41(4)(5)                                       2,065,933     30,162
Federal National Mtg. Assoc., Series 2001-50 BI IO 0.46% due 10/25/41(2)(4)(5)                                   625,337      7,748
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% due 08/25/41(4)(5)                                        370,375      6,007


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
                                                                                  PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                           AMOUNT    (NOTE 2)
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2004-54 SW IO 0.68% due 06/25/33(3)(4)(5)     $ 68,731   $  2,169
Federal National Mtg. Assoc., Series 2005-58 IK IO 0.68% due 07/25/35(3)(4)(5)      124,697      4,215
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.68% due 09/25/42(4)(5)          267,680      5,801
Federal National Mtg. Assoc., Series 2005-82 SI IO 0.78% due 09/25/35(3)(4)(5)      479,916     16,570
Federal National Mtg. Assoc., Series 2005-67 BS IO 0.83% due 08/25/35(3)(4)(5)      150,803      4,304
Federal National Mtg. Assoc., Series 2003-W2 2 IO 0.83% due 07/25/42(2)(4)(5)       429,092     10,135
Federal National Mtg. Assoc., Series 2003-112 SA IO 1.18% due 01/25/28(3)(4)(5)     109,679      3,484
Federal National Mtg. Assoc., Series 2003-124 ST IO 1.18% due 01/25/34(3)(4)(5)      75,910      3,246
Federal National Mtg. Assoc., Series 2006-85 TS IO 1.23% due 09/25/36(3)(4)(5)      170,180      5,810
Federal National Mtg. Assoc., Series 2006-20 IB IO 1.26% due 04/25/36(3)(4)(5)      212,126     10,634
Federal National Mtg. Assoc., Series 2006-8 PS IO 1.28% due 03/25/36(3)(4)(5)       216,945     13,992
Federal National Mtg. Assoc., Series 2003-W6 1 IO1 1.29% due 10/25/42(4)(5)          13,970         51
Federal National Mtg. Assoc., Series 2006-20 IG IO 1.32% due 04/25/36(3)(4)(5)      495,252     24,695
Federal National Mtg. Assoc., Series 2005-73 SD IO 1.36% due 08/25/35(3)(4)(5)      146,323      7,449
Federal National Mtg. Assoc., Series 2005-92 SC IO 1.36% due 10/25/35(3)(4)(5)      300,369     18,232
Federal National Mtg. Assoc., Series 2005-17 SA IO 1.38% due 03/25/35(3)(4)(5)      158,347      8,217
Federal National Mtg. Assoc., Series 2005-17 SE IO 1.38% due 03/25/35(3)(4)(5)      168,517      8,928
Federal National Mtg. Assoc., Series 2005-57 DI IO 1.38% due 03/25/35(3)(4)(5)      362,314     16,941
Federal National Mtg. Assoc., Series 2005-23 SG IO 1.38% due 04/25/35(3)(4)(5)      175,210      9,736
Federal National Mtg. Assoc., Series 2005-29 SX IO 1.38% due 04/25/35(3)(4)(5)      208,361     11,663
Federal National Mtg. Assoc., Series 2005-57 CI IO 1.38% due 04/25/35(3)(4)(5)      154,006      8,028
Federal National Mtg. Assoc., Series 2005-54 SA IO 1.38% due 06/25/35(3)(4)(5)      248,546     12,556
Federal National Mtg. Assoc., Series 2005-69 AS IO 1.38% due 08/25/35(3)(4)(5)       76,291      4,089
Federal National Mtg. Assoc., Series 2005-84 SG IO 1.38% due 10/25/35(3)(4)(5)      224,619     12,472
Federal National Mtg. Assoc., Series 2005-95 CI IO 1.38% due 11/25/35(3)(4)(5)      127,655      6,933
Federal National Mtg. Assoc., Series 2005-45 SR IO 1.40% due 06/25/35(3)(4)(5)      353,160     17,813
Federal National Mtg. Assoc., Series 2005-82 SY IO 1.41% due 09/25/35(3)(4)(5)      267,043     13,203
Federal National Mtg. Assoc., Series 2005-17 ES IO 1.43% due 03/25/35(3)(4)(5)      117,034      7,583
Federal National Mtg. Assoc., Series 2005-17 SY IO 1.43% due 03/25/35(3)(4)(5)       87,478      5,105
Federal National Mtg. Assoc., Series 2005-42 SA IO 1.48% due 05/25/35(3)(4)(5)      220,573     10,637
Federal National Mtg. Assoc., Series 2003-W8 1 IO2 1.64% due 12/25/42(4)(5)         574,430     35,681
Federal National Mtg. Assoc., Series 2005-65 KI IO 1.68% due 08/25/35(3)(4)(5)      367,194     20,828
Federal National Mtg. Assoc., Series 2004-60 SW IO 1.73% due 04/25/34(3)(4)(5)      265,211     17,171
Federal National Mtg. Assoc., Series 2003-122 SA IO 1.78% due 02/25/28(3)(4)(5)     199,321      9,334
Federal National Mtg. Assoc., Series 2003-122 SJ IO 1.78% due 02/25/28(3)(4)(5)     210,653      9,948
Federal National Mtg. Assoc., Series 2004-24 CS IO 1.83% due 01/25/34(3)(4)(5)      143,403      9,116
Federal National Mtg. Assoc., Series 2004-89 EI IO 1.83% due 08/25/34(3)(4)(5)      371,565     25,876
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.93% due 06/25/43(2)(4)(5)       165,214      8,937
Federal National Mtg. Assoc., Series 2003-W10 1IO 1.95% due 06/25/43(2)(4)(5)       784,168     42,209
Federal National Mtg. Assoc., Series 2003-48 S IO 2.22% due 06/25/33(3)(4)(5)        49,497      4,244
Federal National Mtg. Assoc., Series 2003-W12 2 IO 2.23% due 06/25/43(2)(4)(5)      373,828     18,862
Federal National Mtg. Assoc., Series 2002-26 A1 2.32% due 07/25/33(3)(4)(5)         113,504      9,850
Federal National Mtg. Assoc., Series 2002-89 S IO 2.87% due 01/25/33(3)(4)(5)       100,671      8,316
Federal National Mtg. Assoc., Series 2990-WP 3.28% due 06/15/35(3)(5)                90,419     85,824
Federal National Mtg. Assoc., Series 2990-LB 3.32% due 06/15/34(3)(5)                93,400     85,082
Federal National Mtg. Assoc. 4.00% due 05/01/19                                     790,265    747,911
Federal National Mtg. Assoc. 4.00% due 09/01/20                                     179,484    169,449
Federal National Mtg. Assoc., Series 2005-57 DC 4.47% due 12/25/34(3)(5)             89,089     88,431
Federal National Mtg. Assoc. 4.50% due 04/01/18                                      37,992     36,769
Federal National Mtg. Assoc. 4.50% due 03/01/20                                      75,712     73,075
Federal National Mtg. Assoc. 4.50% due 04/01/20                                      95,850     92,512
Federal National Mtg. Assoc. 4.50% due 09/01/20                                     138,803    133,969
Federal National Mtg. Assoc. 4.50% due 11/01/20                                      98,969     95,522
Federal National Mtg. Assoc., Series 2005-45 DC 4.79% due 06/25/35(3)(5)             86,634     85,458
Federal National Mtg. Assoc., Series 2976-KL 4.84% due 05/15/35(3)(5)                93,755     92,861
Federal National Mtg. Assoc. 5.00% due 03/01/21                                      57,865     56,877


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

                                                                                         PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                                 AMOUNT      (NOTE 2)
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.00% due 12/01/35                                         $  193,622   $  186,171
Federal National Mtg. Assoc. 5.00% due 05/01/36                                             98,748       94,902
Federal National Mtg. Assoc., Series 2005-99 SA 5.02% due 11/25/35(3)(5)                    92,809       92,583
Federal National Mtg. Assoc., Series 2006-8 HP 5.02% due 03/25/36(3)(5)                     95,235       95,594
Federal National Mtg. Assoc., Series FNR 2006-8 PK 5.08% due 03/25/36(3)(5)                 96,508       95,571
Federal National Mtg. Assoc., Series 2005-57 CD 5.16% due 01/25/35(3)(5)                    91,496       90,929
Federal National Mtg. Assoc., Series 2005-76 SA 5.21% due 06/25/34(3)(5)                    88,521       86,274
Federal National Mtg. Assoc., Series 2005-74 CP 5.23% due 05/25/35(3)(5)                    88,082       89,999
Federal National Mtg. Assoc., Series 2005-74 CS 5.38% due 05/25/35(3)(5)                    88,082       89,566
Federal National Mtg. Assoc. 5.50% due October TBA                                       1,900,000    1,860,812
Federal National Mtg. Assoc. 5.50% due November TBA                                      1,900,000    1,874,468
Federal National Mtg. Assoc. 5.50% due 10/01/17                                              6,607        6,622
Federal National Mtg. Assoc. 5.50% due 03/01/18                                             56,263       56,388
Federal National Mtg. Assoc. 5.50% due 03/01/35                                            118,235      116,572
Federal National Mtg. Assoc. 5.50% due 04/01/35                                             24,485       24,134
Federal National Mtg. Assoc. 5.50% due 07/01/35                                            144,450      142,383
Federal National Mtg. Assoc. 5.50% due 08/01/35                                            123,123      121,361
Federal National Mtg. Assoc. 5.50% due 09/01/35                                            246,411      242,885
Federal National Mtg. Assoc. 5.50% due 10/01/35                                            239,997      236,563
Federal National Mtg. Assoc. 5.50% due 11/01/35                                             59,464       58,613
Federal National Mtg. Assoc. 5.50% due 12/01/35                                            190,670      187,942
Federal National Mtg. Assoc. 5.50% due 01/01/36                                             95,871       94,499
Federal National Mtg. Assoc. 6.00% due 03/01/14                                              1,441        1,464
Federal National Mtg. Assoc. 6.00% due 04/01/17                                              4,496        4,566
Federal National Mtg. Assoc. 6.00% due 04/01/35                                              5,641        5,668
Federal National Mtg. Assoc. 6.00% due 05/01/35                                             11,888       11,946
Federal National Mtg. Assoc. 6.00% due 06/01/36                                            391,209      393,013
Federal National Mtg. Assoc. 6.50% due 10/01/33                                            325,358      332,537
Federal National Mtg. Assoc. 7.00% due 11/01/22                                              3,972        4,103
Federal National Mtg. Assoc. 7.00% due 06/01/33                                             53,871       55,463
Federal National Mtg. Assoc., Pass-Through, Series 2004-W12 A2 7.00% due 12/25/33(5)       115,337      118,463
Federal National Mtg. Assoc. 7.00% due 04/01/35                                             69,969       72,014
Federal National Mtg. Assoc., Series 2005-W4 1A3 7.00% due 08/25/35(5)                      50,732       52,731
Federal National Mtg. Assoc., Series 2001-W3 A 7.00% due 09/25/41(5)                        19,987       20,508
Federal National Mtg. Assoc., Pass-Through, Series 2002-T4 A2 7.00% due 12/25/41(5)         17,030       17,529
Federal National Mtg. Assoc., Pass-Through, Series 2002-14 A1 7.00% due 01/25/42(5)         56,281       58,037
Federal National Mtg. Assoc., Pass-Through, Series 2002-T16 A2 7.00% due 07/25/42(5)        44,202       45,483
Federal National Mtg. Assoc., Pass-Through, Series 2003-W3 1A2 7.00% due 08/25/42(5)        41,271       42,471
Federal National Mtg. Assoc., Pass-Through, Series 2004-T3 1A3 7.00% due 02/25/44(5)        20,285       20,928
Federal National Mtg. Assoc., Pass-Through, Series 2004-W12 1A3 7.00% due 07/25/44(5)       40,565       41,387
Federal National Mtg. Assoc., Pass-Through, Series 2002-26 A 1 7.00% due 01/25/48(5)        43,303       44,727
Federal National Mtg. Assoc., Series 2006-63 SP 7.35% due 07/25/36(3)(5)                    97,595      107,190
Federal National Mtg. Assoc. 7.50% due 07/01/08                                                773          772
Federal National Mtg. Assoc. 7.50% due 04/01/24                                             58,649       60,837
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% due 01/25/28(5)                       22,512       23,363
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 02/25/29(5)                       16,818       17,556
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 06/19/30(5)                        3,503        3,640
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(5)                       52,093       54,298
Federal National Mtg. Assoc., Pass-Through, Series 2002-33 A2 7.50% due 06/25/32(5)         53,085       55,457
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(5)                       79,153       82,739


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
                                                                                        PRINCIPAL     VALUE
BONDS & NOTES (CONTINUED)                                                                 AMOUNT    (NOTE 2)
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(5)                    $ 16,366   $ 16,994
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 11/25/40(5)                       5,987      6,152
Federal National Mtg. Assoc., Pass-Through, Series 2001-T7 A1 7.50% due 02/25/41(5)       111,632    115,843
Federal National Mtg. Assoc., Pass-Through, Series 2001-T4 A1 7.50% due 07/25/41(5)        13,562     14,085
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)                     177,863    184,543
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(5)                     24,652     25,601
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(5)                     207,585    214,863
Federal National Mtg. Assoc., Pass-Through, Series 2002-T4 A3 7.50% due 12/25/41(5)        78,942     82,202
Federal National Mtg. Assoc., Pass-Through, Series 2002-14 A2 7.50% due 01/25/42(5)        60,047     61,894
Federal National Mtg. Assoc., Pass-Through, Series 2002-W1 2A 7.50% due 02/25/42(5)        27,106     28,160
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(5)                     25,852     26,947
Federal National Mtg. Assoc., Pass-Through, Series 2002-W4 A5 7.50% due 05/25/42(5)       119,824    124,320
Federal National Mtg. Assoc., Series 2002-W6 2A 7.50% due 06/25/42(5)                      70,683     73,691
Federal National Mtg. Assoc., Pass-Through, Series 2002-T16 A3 7.50% due 07/25/42(5)      171,629    177,701
Federal National Mtg. Assoc., Pass-Through, Series 2003-W2 1A3 7.50%  due 07/25/42(5)      25,483     26,592
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(5)                     80,517     83,482
Federal National Mtg. Assoc., Pass-Through, Series 2003-W3 1A3 7.50% due 08/25/42(5)       56,381     58,376
Federal National Mtg. Assoc., Series 2003-WA 4A 7.50% due 10/25/42(5)                      80,635     83,776
Federal National Mtg. Assoc., Series 2004-T2 1A4 7.50% due 11/25/43(5)                     30,868     31,563
Federal National Mtg. Assoc., Pass-Through, Series 2004-T3 1A4 7.50% due 02/25/44(5)        3,660      3,843
Federal National Mtg. Assoc., Pass-Through, Series 2004-W2 5A 7.50% due 03/25/44(5)        98,589    103,251
Federal National Mtg. Assoc., Pass-Through, Series 2004-W11 1A4 7.50% due 05/25/44(5)      60,210     62,869
Federal National Mtg. Assoc., Pass-Through, Series 2004-W8 3A 7.50% due 06/25/44(5)       100,719    105,412
Federal National Mtg. Assoc., Pass-Through, Series 2004-W12 1A4 7.50% due 07/25/44(5)      48,416     51,307
Federal National Mtg. Assoc., Pass-Through, Series 2004-W14 7.50% due 07/25/44(5)          10,933     11,373
Federal National Mtg. Assoc., Series 2005-W1A4 7.50% due 10/25/44(5)                       88,139     91,073
Federal National Mtg. Assoc., Pass-Through, Series 2005-W3 1A 7.50% due 03/25/45(5)       141,929    148,515
Federal National Mtg. Assoc., Series 2006-70 SJ 7.65% due 06/25/36(3)(5)                   98,083    110,177
Federal National Mtg. Assoc., Series 2005-37 SU 7.90% due 03/25/35(3)(5)                   82,472     91,311
Federal National Mtg. Assoc. 8.00% due 04/01/25                                            20,622     21,809
Federal National Mtg. Assoc. 9.00% due 06/01/26                                               854        928
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/31(5)                      12,115     12,843
Federal National Mtg. Assoc., Series 2002-T6 A3 9.50% due 10/25/41(5)                      16,163     17,550
Federal National Mtg. Assoc., Pass-Through, Series 2004-T4 A4 9.50% due 12/25/41(5)        10,017     10,727
Federal National Mtg. Assoc., Pass-Through, Series 2002-T12 A4 9.50% due 05/25/42(5)        7,980      8,521
Federal National Mtg. Assoc., Series 2004-T3 PT1 9.55% due 01/25/44(5)                     55,689     63,209
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.72% due 09/25/42(2)(5)                  31,315     33,754
Government National Mtg. Assoc., Series 2005-060 SJ IO 0.45% due 02/20/34(3)(4)(5)        299,561      7,514
Government National Mtg. Assoc., Series 2005-28 SA IO 0.87% due 03/20/35(3)(4)(5)         430,473     12,820
Government National Mtg. Assoc., Series 2005-068 S IO 0.87% due 05/20/35(3)(4)(5)         356,482     14,289
Government National Mtg. Assoc., Series 2005-51 SJ IO 0.87% due 07/20/35(3)(4)(5)         182,014      7,691
Government National Mtg. Assoc., Series 2006-14 S IO 0.92% due 03/20/36(3)(4)(5)          111,950      4,525

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
                                                                                                  PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                                           AMOUNT      (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc., Series 2005-068 SI IO 0.97% due 09/20/35(3)(4)(5)                 $613,471   $    26,900
Government National Mtg. Assoc., Pass-Through, Series 2005-65 SI IO 1.02% due 08/20/35(3)(4)(5)      90,405         3,722
Government National Mtg. Assoc., Series 2005-84 SL 3.07% due 11/16/35(3)(5)                          96,784        88,121
Government National Mtg. Assoc., Series 2005-7 JM 4.99% due 05/18/34(3)(5)                           93,025        93,397
                                                                                                              -----------
                                                                                                               17,223,128
                                                                                                              -----------
UTILITIES -- 0.2%
ELECTRIC UTILITIES -- 0.2%
AEP Texas North Co. 5.50% due 03/01/13                                                               10,000         9,945
AES Corp. 8.75% due 05/15/13*(9)                                                                     55,000        58,988
AES Corp. 9.00% due 05/15/15*(9)                                                                     55,000        59,262
Appalachian Power Co. 5.80% due 10/01/35                                                             20,000        18,888
CenterPoint Energy Houston Electric LLC 5.75% due 01/15/14                                           20,000        20,136
Cleveland Electric Illuminating Co. 7.88% due 11/01/17                                               15,000        17,505
Consumers Energy Co. 5.38% due 04/15/13*(9)                                                          30,000        29,710
Dayton Power & Light Co. 5.13% due 10/01/13(10)                                                      20,000        19,646
Dominion Resources, Inc. 6.30% due 09/30/66                                                          25,000        24,948
Edison Mission Energy 7.50% due 06/15/13*(9)                                                         20,000        20,200
Edison Mission Energy 7.75% due 06/15/16*(9)                                                         15,000        15,188
Entergy Gulf States, Inc. 5.25% due 08/01/15                                                         20,000        18,740
Florida Power Corp. 5.90% due 03/01/33                                                               10,000         9,978
Kansas Gas & Electric Co. 5.65% due 03/29/21*(9)                                                     10,000         9,684
Midamerican Energy Holdings Co. 6.13% due 04/01/36*(9)                                               45,000        45,486
Monongahela Power Co. 5.00% due 10/01/06*(9)                                                         25,000        25,000
Monongahela Power Co. 5.70% due 03/15/17                                                             20,000        20,104
Nevada Power Co. 5.88% due 01/15/15                                                                  40,000        39,820
Oncor Electric Delivery Co. 7.00% due 09/01/22                                                       10,000        10,837
Oncor Electric Delivery Co. 7.25% due 01/15/33                                                       25,000        28,358
PPL Energy Supply LLC 5.70% due 10/15/15                                                             10,000         9,852
Progress Energy, Inc. 5.63% due 01/15/16                                                             15,000        14,990
Public Service Co. of Colorado 6.88% due 07/15/09                                                    30,000        31,151
Public Service Co. of New Mexico 4.40% due 09/15/08                                                  25,000        24,509
Reliant Energy Resources Corp. 7.75% due 02/15/11                                                    20,000        21,691
Southern California Edison Co. 5.00% due 01/15/14                                                     5,000         4,880
Southern California Edison Co. 6.65% due 04/01/29                                                    40,000        43,259
Teco Energy, Inc. 7.20% due 05/01/11                                                                 10,000        10,425
Transalta Corp. 5.75% due 12/15/13                                                                   10,000         9,980
Westar Energy, Inc. 5.10% due 07/15/20                                                               25,000        23,269
GAS & PIPELINE UTILITIES -- 0.0%
Duke Energy Field Services LLC 5.38% due 10/15/15*(9)                                                10,000         9,743
Enbridge Energy Partners LP 5.35% due 12/15/14                                                       15,000        14,438
National Fuel Gas Co. 5.25% due 03/01/13                                                             10,000         9,810
Williams Cos., Inc. 7.63% due 07/15/19                                                               50,000        52,000
TELEPHONE -- 0.0%
Bell Telephone Co. 8.35% due 12/15/30                                                                20,000        22,826
Level 3 Communications, Inc. 11.50% due 03/01/10                                                     35,000        35,962
New Jersey Bell Telephone Co. 8.00% due 06/01/22                                                     25,000        27,691
Southwestern Bell Telephone Co. 7.00% due 11/15/27                                                   30,000        30,754
                                                                                                              -----------
                                                                                                                  899,653
                                                                                                              -----------
TOTAL BONDS & NOTES (cost $37,428,753)                                                                         36,613,673
                                                                                                              -----------

                                                                     PRINCIPAL    VALUE
FOREIGN ASSET-BACKED SECURITIES -- 0.1%                                AMOUNT    (NOTE 2)
-----------------------------------------------------------------------------------------
FINANCE -- 0.1%
FINANCIAL SERVICES -- 0.1%
Granite Mtg. PLC, Series 2002-2 1C 6.33% due 01/20/43(3)(5)          $ 30,000    $ 30,267
Granite Mtg. PLC, Series 2003-3 1C 6.95% due 01/20/44(1)(3)(5)         30,000      30,444
Holmes Financing PLC, Series 8-2C 6.23% due 07/15/40(1)(3)(5)          20,000      20,032
Permanent Financing PLC, Series 3 3C 6.45% due 06/16/42(1)(3)(5)       50,000      50,533
Permanent Financing PLC, Series 4 3C 6.19% due 06/16/42(1)(3)(5)       60,000      60,617
Permanent Financing PLC, Series 5 2C 6.04% due 06/16/42(1)(3)(5)       62,000      62,192
Permanent Financing PLC, Series 8 2C 5.79% due 06/16/42(1)(3)(5)       75,000      75,000
Pillar Funding PLC, Series 2004-1A C1 6.39% due 06/15/11*(1)(3)(9)    101,000     100,368
Pure Mtg., Series 2004-1A E 6.65% due 02/28/34*(1)(3)(9)               50,000      50,375
                                                                                 --------
TOTAL FOREIGN ASSET-BACKED SECURITIES (cost $480,447)                             479,828
                                                                                 --------

FOREIGN BONDS & NOTES -- 0.2%
--------------------------------------------------------------------------------
FINANCE -- 0.1%
BANKS -- 0.0%
Barclays Bank 6.28% due 12/15/34(1)                                      40,000    38,264
Royal Bank of Scotland Group PLC 7.65% due 09/30/31                      70,000    81,638
FINANCIAL SERVICES -- 0.1%
Bosphorus Financial Services, Ltd. 7.21% due 02/15/12*(3)(9)            100,000    99,283
MDP Acquisitions PLC 9.63% due 10/01/12                                  65,000    68,575
                                                                                 --------
                                                                                  287,760
                                                                                 --------
INDUSTRIAL & COMMERCIAL -- 0.0%
BUSINESS SERVICES -- 0.0%
Stone Container Finance Co. 7.38% due 07/15/14                           90,000    81,900
ELECTRIC PRODUCTS -- 0.0%
Legrand SA 8.50% due 02/15/25                                            45,000    50,962
                                                                                 --------
                                                                                  132,862
                                                                                 --------
INFORMATION & ENTERTAINMENT -- 0.0%
BROADCASTING & MEDIA -- 0.0%
CanWest Media, Inc. 8.00% due 09/15/12                                   35,000    34,563
                                                                                 --------
INFORMATION TECHNOLOGY -- 0.0%
COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Seagate Technology HDD 6.80% due 10/01/16                                20,000    19,900
TELECOMMUNICATIONS -- 0.0%
France Telecom SA 8.75% due 03/01/31                                     25,000    32,618
Telecom Italia Capital SA 4.00% due 01/15/10                             10,000     9,475
Telecom Italia Capital SA 5.25% due 11/15/13                             20,000    18,938
Telefonica Europe BV 8.25% due 09/15/30                                  15,000    17,863
                                                                                 --------
                                                                                   98,794
                                                                                 --------
MATERIALS -- 0.1%
CHEMICALS -- 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                    15,000    16,401

                                                                                              PRINCIPAL        VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                               AMOUNT        (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
MATERIALS (continued)
FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 6.00% due 06/20/13                                                $    30,000   $     24,375
Abitibi-Consolidated, Inc. 7.75% due 06/15/11                                                     25,000         22,875
Abitibi-Consolidated, Inc. 8.85% due 08/01/30                                                     10,000          8,400
Norske Skof Canada, Ltd. 8.63% due 06/15/11                                                       40,000         39,300
METALS & MINERALS -- 0.1%
Novelis, Inc. 7.75% due 12/15/15*(9)                                                             105,000         99,750
                                                                                                           ------------
                                                                                                                211,101
                                                                                                           ------------
TOTAL FOREIGN BONDS & NOTES (cost $779,586)                                                                     765,080
                                                                                                           ------------
EQUITY CERTIFICATES -- 0.2%                                                                 CERTIFICATES
-----------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.2%
FINANCIAL SERVICES -- 0.2%
UBS AG- Lite-On Technology Corp.*(1)(9)                                                           73,722         91,085
UBS AG- Siliconware Precision Industries Co.*(1)(9)                                               76,276         91,011
UBS AG- Taiwan Semiconductor Manufacturing Co., Ltd.*(1)(9)                                       64,348        116,189
UBS AG- United Microelectronics Corp.*(1)(9)                                                     529,552        297,105
                                                                                                           ------------
TOTAL EQUITY CERTIFICATES (cost $662,549)                                                                       595,390
                                                                                                           ------------
EXCHANGE TRADED FUNDS -- 4.1%
-----------------------------------------------------------------------------------------------------------------------
FINANCE -- 4.1%
FINANCIAL SERVICES -- 4.1%
iShares MSCI EAFE Index Fund                                                                      13,300        901,075
iShares MSCI Pacific ex-Japan Index Fund                                                          63,700      7,067,515
iShares Russell 2000 Growth Index Fund                                                             1,800        130,302
iShares Russell 2000 Index Fund                                                                   28,300      2,037,600
iShares Russell 2000 Value Index Fund                                                              2,683        197,871
S&P Midcap 400 Depository Receipts, Series 1                                                       2,700        372,330
SPDR Trust, Series 1                                                                              37,200      4,969,176
                                                                                                           ------------
TOTAL EXCHANGE TRADED FUNDS (cost $14,444,804)                                                               15,675,869
                                                                                                           ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $332,139,900)                                                   367,755,323
                                                                                                           ------------
REPURCHASE AGREEMENT -- 4.5%
-----------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America NA, bearing interest at 5.28%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $17,326,620 and collateralized by $16,590,000 of Federal Home Loan Bank Bonds, bearing interest at 5.50%, due 07/15/36 and having an
   approximate value of $17,448,864  (cost $17,319,000)                                      $17,319,000   $ 17,319,000
                                                                                                           ------------

TOTAL INVESTMENTS --
 (cost $349,458,900)@                           100.4%                                                      385,074,323
Other assets less liabilities --                 (0.4)                                                       (1,427,294)
                                                -----                                                      ------------
NET ASSETS --                                   100.0%                                                     $383,647,029
                                                =====                                                      ============

----------

+    Non-income producing security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $20,267,009 representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@    See Note 3 for cost of investments on a tax basis.

(1)  Fair valued security; see Note 2.

(2) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.

(4)  Interest only security

(5)  Collateralized Mortgage Obligation

(6) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

(7)  Company has filed for Chapter 11 bankruptcy protection.

(8) The security was pledged as collateral to cover margin requirements for open futures contracts.

(9)  Illiquid security

(10) Step Up security where the rate increases (steps up) at a predetermined rate. Rate shown reflects the increased rate.

(11) Principal only security

(12) Perpetual maturity date. The maturity date shown represents the call date.

(13) Consists of more than one class of securities traded together as a unit.

(14) Credit linked to underlying securities.

(15) PIK ("Payment-in-Kind") security. Payments made with additional securities in lieu of cash.

(16) Bond in default

TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

                                                          PRINCIPAL       VALUE
BONDS & NOTES SOLD SHORT -- (1.0%)                          AMOUNT       (NOTE 2)
----------------------------------------------------------------------------------
Federal National Mtg. Assoc. 5.50% due October TBA       $(1,900,000)  $(1,860,812)
Federal National Mtg. Assoc. 5.50% due November TBA       (1,900,000)   (1,874,468)
                                                                       -----------
TOTAL BONDS & NOTES SOLD SHORT (proceeds $(3,738,027))                 $(3,735,280)
                                                                       -----------

OPEN FUTURES CONTRACTS

                                                                                     VALUE AS OF      UNREALIZED
NUMBER OF                                              EXPIRATION      VALUE AT     SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                                   DATE         TRADE DATE       2006        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
1 Short     90 Day Euro Dollar                       December 2006    $   236,523    $   236,663      $    (140)
26 Long     90 Day Euro Dollar                         March 2007       6,166,196      6,163,625         (2,571)
1 Short     90 Day Euro Dollar                         June 2007          237,135        237,463           (328)
1 Short     90 Day Euro Dollar                       September 2007       237,423        237,813           (390)
31 Short    90 Day Euro Dollar                       December 2007      7,382,453      7,378,775          3,678
2 Long      Canada 10YR Bond                         December 2006        202,835        206,012          3,177
159 Long    Dow Jones Euro Stoxx 50                  December 2006      7,713,771      7,870,413        156,642
13 Short    Dow Jones Euro Stoxx 50                  December 2006        626,349        643,493        (17,144)
32 Short    Dow Jones Euro Stoxx 50                  December 2006      1,541,782      1,583,982        (42,200)
26 Short    Dow Jones Stoxx 600                      December 2006      2,948,801      2,969,982        (21,181)
6 Long      Euro-BOBL                                December 2006        833,781        836,730          2,949
10 Long     Euro-Bund                                December 2006      1,483,620      1,497,921         14,301
25 Long     Euro-Bund                                December 2006      3,709,051      3,744,803         35,752
30 Short    Euro-Bund                                December 2006      4,450,672      4,493,764        (43,092)
11 Short    Financial Times Stock Exch. 100 Index    December 2006      1,217,902      1,228,196        (10,294)
127 Short   Financial Times Stock Exch. 100 Index    December 2006     14,061,237     14,180,085       (118,848)
3 Long      Japan 10YR Bond                          December 2006      3,404,813      3,424,362         19,549
4 Long      LIFFE Long Gilt                          December 2006        821,967        823,825          1,858
7 Long      LIFFE Long Gilt                          December 2006      1,439,486      1,441,695          2,209
109 Long    Russell 2000 Index                       December 2006      7,988,688      7,979,890         (8,798)
764 Short   Russell 2000 Index                       December 2006     55,881,172     55,932,440        (51,268)

                                                                   VALUE AS OF      UNREALIZED
NUMBER OF                             EXPIRATION      VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                  DATE        TRADE DATE       2006        (DEPRECIATION)
------------------------------------------------------------------------------------------------
676 Long    S&P 500 E-Mini          December 2006   $44,815,727   $45,474,520        $ 658,793
245 Short   S&P 500 E-Mini          December 2006    16,241,172    16,481,150         (239,978)
375 Short   S&P 500 E-Mini          December 2006    24,912,438    25,226,250         (313,812)
81 Long     S&P ASX 200 Index       December 2006     7,727,063     7,808,908           81,845
103 Long    S&P Mid Cap 400 Index   December 2006     7,749,277     7,834,180           84,903
58 Long     Tokyo Price Index       December 2006     8,048,967     7,928,416         (120,551)
4 Short     Tokyo Price Index       December 2006       556,251       546,787            9,464
8 Short     Tokyo Price Index       December 2006     1,112,504     1,093,575           18,929
74 Short    US Treasury 2YR Note    December 2006    15,116,872    15,133,000          (16,128)
17 Long     US Treasury 5YR Note    December 2006     1,795,488     1,793,766           (1,722)
73 Long     US Treasury 5YR Note    December 2006     7,654,872     7,702,641           47,769
50 Short    US Treasury 5YR Note    December 2006     5,242,313     5,275,781          (33,468)
75 Long     US Treasury 10YR Note   December 2006     8,021,701     8,104,688           82,987
146 Long    US Treasury 10YR Note   December 2006    15,615,576    15,777,125          161,549
1 Short     US Treasury 10YR Note   December 2006       108,405       108,063              342
34 Long     US Treasury Long Bond   December 2006     3,792,029     3,821,813           29,784
16 Short    US Treasury Long Bond   December 2006     1,767,327     1,798,500          (31,173)
                                                                                     ---------
                                                                                     $ 343,394
                                                                                     =========

INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
                                                             NOTIONAL   TERMINATION    APPRECIATION
                                                              AMOUNT        DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Special Financing dated
August 3, 2006 to receive semi-annually 5.43% and pay
quarterly the three month USD-Libor                        $  810,000     08/03/08       $  (3,941)
Agreement with Lehman Brothers Special Financing dated
August 3, 2006 to receive semi-annually 5.45% and pay
quarterly the three month USD-Libor                         1,443,000     08/03/11          22,285
Agreement with Lehman Brothers Special Financing dated
August 3, 2006 to receive semi-annually 5.57% and pay
quarterly the three month USD-Libor                         4,660,000     08/03/16         119,439
Agreement with Lehman Brothers Special Financing dated
September 8, 2006 to receive semi-annually 5.33% and
pay quarterly the three month USD-Libor                     1,790,000     09/08/16         (21,917)
Agreement with Bank of America dated October 2, 2006 to
receive semi-annually 5.16% and pay quarterly the
three month USD-Libor                                         185,000     10/03/16            (199)
                                                                                         ---------
                                                                                         $ 115,667
                                                                                         =========

TOTAL RETURN SWAPS#
-------------------------------------------------------------------------------------------------------
                                                                 NOTIONAL    TERMINATION    UNREALIZED
                                                       SHARES     AMOUNT         DATE      APPRECIATION
-------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated February 1, 2006
to receive quarterly the total return on the MSCI
India Index and pay quarterly the notional amount
multiplied by the three month USD-LIBOR 4.00%           1,909   $  531,158     02/01/07      $ 92,256

Agreement with Deutsche Bank dated June 19, 2006 to
receive quarterly the total return on EEM Equity
Index and pay quarterly the notional amount
multiplied by the three month USD-LIBOR 3.00%          81,300    6,764,160     06/14/07        57,723
                                                                                             --------
                                                                                             $149,979
                                                                                             ========

----------
#    Fair valued security; see Note 2

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT              IN         DELIVERY   GROSS UNREALIZED
    TO DELIVER        EXCHANGE FOR      DATE        APPRECIATION
---------------------------------------------------------------
*USD     1,069,657   AUD  1,439,200   10/18/06      $    2,559
*USD    12,043,271   CAD 13,512,200   10/18/06          51,774
*AUD     6,287,700   USD  4,737,903   10/18/06          53,515
*CAD     6,361,300   USD  5,742,549   10/18/06          48,420
*CHF     5,049,800   USD  4,121,246   12/20/06          50,634
*EUR    28,550,900   USD 36,704,475   12/20/06         342,607
*GBP     7,625,400   USD 14,366,624   12/20/06          76,958
*JPY 3,418,721,900   USD 30,065,153   11/15/06         933,028
*NOK     8,950,700   USD  1,395,016   12/20/06          17,379
*SEK    16,952,300   USD  2,332,602   12/20/06           5,916
 SGD       450,800   USD    287,867   11/15/06           3,366
*ZAR    12,396,200   USD  1,737,988   08/01/07         197,903
                                                    ----------
                                                     1,784,059
                                                    ----------

    CONTRACT             IN           DELIVERY  GROSS UNREALIZED
   TO DELIVER       EXCHANGE FOR        DATE      DEPRECIATION
---------------------------------------------------------------
*AUD   2,171,800   USD     1,614,147   10/18/06      $  (3,862)
*CAD  11,568,700   USD    10,234,087   10/18/06       (121,292)
*CHF   2,372,700   USD     1,911,156   12/20/06         (1,463)
 CLP  44,055,600   USD        81,434   08/01/07         (1,083)
*JPY  59,543,700   USD       507,230   11/15/06           (163)
 NZD   1,576,300   USD       959,967   10/18/06        (67,929)
*USD  15,035,316   AUD    19,923,400   10/18/06       (192,220)
*USD   5,751,195   CAD     6,402,800   10/18/06        (19,919)
*USD   1,922,651   CHF     2,363,400   12/20/06        (17,529)
*USD   6,692,425   EUR     5,244,700   12/20/06        (12,878)
*USD  15,174,529   GBP     8,049,600   12/20/06        (89,931)
 USD   1,034,395   HKD     8,020,700   11/15/06         (3,437)
*USD  10,101,600   JPY 1,152,265,300   11/15/06       (282,745)
*USD      92,485   NOK       593,400   12/20/06         (1,152)
*USD      75,307   SEK       547,300   12/20/06           (191)
*USD     761,304   ZAR     5,997,400   08/01/07        (16,196)
                                                     ---------
                                                      (831,990)
                                                     ---------
Net Unrealized Appreciation (Depreciation)           $ 952,069
                                                     =========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
EUR -- Euro
GBP -- British Pound Sterling
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- United States Dollar
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
STOCK PORTFOLIO                          PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Financial Services                 11.2%
Drugs                               8.7
Telecommunications                  8.0
Retail                              7.3
Multi-Industry                      6.5
Banks                               6.4
Health Services                     6.0
Electronics                         4.5
Business Services                   4.0
Computer Software                   3.7
Internet Content                    3.5
Energy Sources                      3.3
Medical Products                    3.3
Energy Services                     3.0
Registered Investment Company       2.9
Entertainment Products              2.7
Leisure & Tourism                   2.3
Food, Beverage & Tobacco            1.9
Computer & Business Equipment       1.8
Household & Personal Products       1.6
Insurance                           1.6
Broadcasting & Media                1.3
Communication Equiment              1.3
Metals & Minerals                   0.8
Housing & Household Durables        0.7
Telephone                           0.7
Machinery                           0.6
Aerospace & Military Technology     0.5
Apparel & Textiles                  0.5
Computer Services                   0.4
                                  -----
                                  101.0%
                                  =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                               VALUE
COMMON STOCK -- 98.1%                             SHARES     (NOTE 2)
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.5%
APPAREL & TEXTILES -- 0.5%
NIKE, Inc., Class B                               19,100   $ 1,673,542
HOUSING & HOUSEHOLD DURABLES -- 0.7%
Lennar Corp., Class A                             48,500     2,194,625
RETAIL -- 7.3%
Best Buy Co., Inc.                                17,350       929,266
Home Depot, Inc.                                  77,400     2,807,298
Kohl's Corp.+                                     77,600     5,037,792
Petsmart, Inc.                                    70,800     1,964,700
Target Corp.                                      54,600     3,016,650
Wal-Mart de Mexico SA de CV ADR                   21,800       740,110
Wal-Mart Stores, Inc.                            118,400     5,839,488
Walgreen Co.                                      46,600     2,068,574
                                                           -----------
                                                            26,272,045
                                                           -----------
CONSUMER STAPLES -- 3.5%
FOOD, BEVERAGE & TOBACCO -- 1.9%
InBev NV                                          14,000       770,823
PepsiCo, Inc.                                     49,100     3,204,266
Sysco Corp.                                       37,000     1,237,650
Whole Foods Market, Inc.                          14,200       843,906
HOUSEHOLD & PERSONAL PRODUCTS -- 1.6%
Procter & Gamble Co.                              54,692     3,389,810
Reckitt Benckiser PLC                             35,002     1,450,967
                                                           -----------
                                                            10,897,422
                                                           -----------
ENERGY -- 6.3%
ENERGY SERVICES -- 3.0%
Baker Hughes, Inc.                                49,100     3,348,620
Schlumberger, Ltd.                                93,400     5,793,602
ENERGY SOURCES -- 3.3%
EOG Resources, Inc.                               19,400     1,261,970
Exxon Mobil Corp.                                 51,934     3,484,771
Murphy Oil Corp.                                  37,000     1,759,350
Total SA                                          56,642     3,716,940
                                                           -----------
                                                            19,365,253
                                                           -----------
FINANCE -- 19.2%
BANKS -- 6.4%
Anglo Irish Bank Corp. PLC                       141,100     2,318,829
Erste Bank der oesterreichischen Sparkassen AG    38,934     2,424,081
Northern Trust Corp.                              38,900     2,272,927

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
State Street Corp.                                          57,000   $ 3,556,800
UBS AG                                                     118,400     7,082,506
UniCredito Italiano SpA                                    248,554     2,062,847
FINANCIAL SERVICES -- 11.2%
American Express Co.                                        94,100     5,277,128
Charles Schwab Corp.                                       138,600     2,480,940
Citigroup, Inc.                                            103,735     5,152,518
Countrywide Financial Corp.                                 48,900     1,713,456
E*TRADE Financial Corp.+                                   106,000     2,535,520
Franklin Resources, Inc.                                    24,000     2,538,000
Goldman Sachs Group, Inc.                                   14,900     2,520,633
Housing Development Finance Corp., Ltd.                     20,300       677,403
Legg Mason, Inc.                                            25,800     2,602,188
Morgan Stanley                                              35,600     2,595,596
SLM Corp.                                                   99,400     5,166,812
TD Ameritrade Holding Corp.                                 66,500     1,253,525
INSURANCE -- 1.6%
Hartford Financial Services Group, Inc.                     24,600     2,134,050
Prudential Financial, Inc.                                  35,100     2,676,375
                                                                     -----------
                                                                      59,042,134
                                                                     -----------
HEALTHCARE -- 18.0%
DRUGS -- 8.7%
Amgen, Inc.+                                                64,900     4,642,297
Caremark Rx, Inc.                                           85,600     4,850,952
Eli Lilly & Co.                                             16,300       929,100
Genentech, Inc.+                                            37,000     3,059,900
Gilead Sciences, Inc.+                                      40,700     2,796,090
Novartis AG                                                 54,646     3,190,178
Pfizer, Inc.                                                35,560     1,008,482
Roche Holdings AG                                           18,347     3,172,155
Sepracor, Inc.+                                             27,900     1,351,476
Wyeth                                                       33,100     1,682,804
HEALTH SERVICES -- 6.0%
Aetna, Inc.                                                 46,400     1,835,120
Humana, Inc.+                                               34,500     2,280,105
Medco Health Solutions, Inc.+                               33,800     2,031,718
Quest Diagnostics, Inc.                                     28,600     1,749,176
UnitedHealth Group, Inc.                                   153,500     7,552,200
Wellpoint, Inc.+                                            40,800     3,143,640
MEDICAL PRODUCTS -- 3.3%
Celgene Corp.+                                              35,800     1,550,140
Medtronic, Inc.                                             74,400     3,455,136
St. Jude Medical, Inc.+                                     29,700     1,048,113
Stryker Corp.                                               38,100     1,889,379
Zimmer Holdings, Inc.+                                      35,500     2,396,250
                                                                     -----------
                                                                      55,614,411
                                                                     -----------

                                                                         VALUE
COMMON STOCK (CONTINUED)                                   SHARES      (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 11.6%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
General Dynamics Corp.                                      22,700   $ 1,626,909
Business Services -- 4.0%
Accenture, Ltd., Class A                                   160,700     5,095,797
Automatic Data Processing, Inc.                             84,100     3,981,294
Fastenal Co.                                                 9,300       358,701
First Data Corp.                                            23,500       987,000
Monsanto Co.                                                38,100     1,791,081
MACHINERY -- 0.6%
Deere & Co.                                                 17,100     1,434,861
Joy Global, Inc.                                            11,500       432,515
MULTI-INDUSTRY -- 6.5%
Danaher Corp.                                               73,000     5,012,910
General Electric Co.                                       365,100    12,888,030
Tyco International, Ltd.                                    74,800     2,093,652
                                                                     -----------
                                                                      35,702,750
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 6.3%
BROADCASTING & MEDIA -- 1.3%
Grupo Televisa SA ADR                                       81,200     1,726,312
Viacom, Inc., Class B+                                      61,000     2,267,980
ENTERTAINMENT PRODUCTS -- 2.7%
Harman International Industries, Inc.                       30,500     2,544,920
International Game Technology                               38,300     1,589,450
Liberty Media Corp.- Capital+                               28,694     2,397,957
Liberty Media Corp.- Interactive+                           90,673     1,847,916
LEISURE & TOURISM -- 2.3%
Carnival Corp.(1)                                           34,600     1,627,238
MGM Mirage, Inc.+                                           33,000     1,303,170
Southwest Airlines Co.                                     127,900     2,130,814
Wynn Resorts, Ltd.+                                         27,900     1,897,479
                                                                     -----------
                                                                      19,333,236
                                                                     -----------
INFORMATION TECHNOLOGY -- 23.2%
COMMUNICATION EQUIPMENT -- 1.3%
Marvell Technology Group, Ltd.+                            166,700     3,228,979
QUALCOMM, Inc.                                              16,900       614,315
COMPUTER SERVICES -- 0.4%
Affiliated Computer Services, Inc., Class A+                26,000     1,348,360
COMPUTER SOFTWARE -- 3.7%
Adobe Systems, Inc.+                                        50,600     1,894,970
Infosys Technologies, Ltd.                                  36,700     1,478,708
Intuit, Inc.+                                               39,700     1,273,973
Microsoft Corp.                                            190,350     5,202,266
Oracle Corp.+                                               90,200     1,600,148
COMPUTERS & BUSINESS EQUIPMENT -- 1.8%
Apple Computer, Inc.+                                       32,100     2,472,663
Dell, Inc.+                                                 57,000     1,301,880
EMC Corp.+                                                 145,600     1,744,288

                                                                         VALUE
COMMON STOCK (CONTINUED)                                  SHARES       (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 4.5%
Analog Devices, Inc.                                      61,800   $  1,816,302
Applied Materials, Inc.                                  119,400      2,116,962
Garmin, Ltd.                                              19,500        951,210
Intel Corp.                                               51,400      1,057,298
Maxim Integrated Products, Inc.                           97,900      2,748,053
Samsung Electronics Co., Ltd.                              1,705      1,196,428
Texas Instruments, Inc.                                   47,800      1,589,350
Xilinx, Inc.                                             108,000      2,370,600
INTERNET CONTENT -- 3.5%
Amazon.com, Inc.+                                         60,200      1,933,624
eBay, Inc.+                                               37,900      1,074,844
Google, Inc., Class A+                                    10,200      4,099,380
Yahoo!, Inc.+                                            148,300      3,749,024
TELECOMMUNICATIONS -- 8.0%
Amdocs, Ltd.+                                             59,100      2,340,360
America Movil SA de CV ADR                                83,700      3,295,269
American Tower Corp., Class A+                            96,200      3,511,300
Cisco Systems, Inc.+                                     149,400      3,436,200
Corning, Inc.+                                            66,300      1,618,383
EchoStar Communications Corp., Class A+                   28,500        933,090
Juniper Networks, Inc.+                                  139,100      2,403,648
Nokia Oyj                                                 18,500        367,367
Rogers Communications, Inc., Class B                      52,000      2,853,240
Telefonaktiebolaget LM Ericsson, Class B                 528,300      1,831,133
TELUS Corp.                                               34,000      1,902,980
                                                                   ------------
                                                                     71,356,595
                                                                   ------------
MATERIALS -- 0.8%
METALS & MINERALS -- 0.8%
BHP Billiton, Ltd.                                       133,800      2,555,852
                                                                   ------------
UTILITIES -- 0.7%
TELEPHONE -- 0.7%
Bharti Tele- Ventures, Ltd.+                             195,700      2,116,880
                                                                   ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $256,959,190)                                              302,256,578
                                                                   ------------

                                                       PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 2.9%                AMOUNT
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 2.9%
T. Rowe Price Reserve Investment Fund
   (cost $8,939,097)                                 $8,939,097       8,939,097
                                                                   ------------

TOTAL INVESTMENTS --
  (cost $265,898,287)@                                    101.0%    311,195,675
Liabilities in excess of other assets --                   (1.0)     (3,006,879)
                                                           -----   ------------
NET ASSETS --                                              100.0%  $308,188,796
                                                           =====   ============

----------
+    Non-income producing security

@    See Note 3 for cost of investment on a tax basis

(1)  Consist of more than one class of securities traded together as a unit

ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                                         12.7%
Drugs                                                                      10.5
Retail                                                                      8.0
Energy Services                                                             6.1
Computer Software                                                           5.9
Energy Sources                                                              5.9
Medical Products                                                            5.3
U.S Government Agencies                                                     4.9
Computer & Business Equipment                                               4.5
Food, Beverage & Tobacco                                                    4.4
Telecommunications                                                          4.4
Internet Content                                                            3.1
Banks                                                                       2.8
Leisure & Tourism                                                           2.7
Broadcasting & Media                                                        2.5
Electronics                                                                 2.3
Business Services                                                           1.9
Health Services                                                             1.6
Aerospace & Military Technology                                             1.5
Electric Utilities                                                          1.5
Household & Personal Products                                               1.5
Communication Equipment                                                     1.3
Computer Services                                                           1.3
Multi-Industry                                                              1.3
Chemicals                                                                   1.2
Insurance                                                                   1.1
Entertainements Products                                                    0.5
Repurchase Agreements                                                       0.5
Machinery                                                                   0.4
Transportation                                                              0.4
Apparel & Textiles                                                          0.3
Housing & Household Durables                                                0.2
Real Estate Investment Trusts                                               0.2
Automotive                                                                  0.1
Metals & Minerals                                                           0.1
                                                                          -----
                                                                          102.9%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                        VALUE
COMMON STOCK -- 96.4%                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.6%
APPAREL & TEXTILES -- 0.3%
Cintas Corp.                                                 1,630   $    66,553
Coach, Inc.+                                                 4,340       149,296
Gap, Inc.                                                    3,910        74,094
Liz Claiborne, Inc.                                          1,230        48,597
NIKE, Inc., Class B                                          2,280       199,774
AUTOMOTIVE -- 0.1%
AutoZone, Inc.+                                                630        65,079
Goodyear Tire & Rubber Co.+                                  2,110        30,595
Harley-Davidson, Inc.                                        3,110       195,153
HOUSING & HOUSEHOLD DURABLES -- 0.2%
Black & Decker Corp.                                           880        69,828
Centex Corp.                                                 1,400        73,668
D.R. Horton, Inc.                                            3,230        77,359
KB HOME                                                        510        22,338
Lennar Corp., Class A                                        1,640        74,210
Sherwin-Williams Co.                                           590        32,910
RETAIL -- 8.0%
Avon Products, Inc.                                          3,410       104,551
Bed Bath & Beyond, Inc.+                                     3,350       128,171
Best Buy Co., Inc.                                           4,825       258,427
Chico's FAS, Inc.+                                          14,750       317,568
Dollar General Corp.                                         2,410        32,848
Family Dollar Stores, Inc.                                   1,030        30,117
Federated Department Stores, Inc.                           68,650     2,966,366
Fortune Brands, Inc.                                        20,040     1,505,204
Home Depot, Inc.                                            24,510       888,978
J.C. Penney Co., Inc.                                       16,400     1,121,596
Kohl's Corp.+                                                3,880       251,890
Lowe's Cos., Inc.                                           67,970     1,907,238
Office Depot, Inc.+                                          1,980        78,606
RadioShack Corp.                                             1,620        31,266
Sears Holdings Corp.+                                          980       154,928
Staples, Inc.                                                5,175       125,908
Target Corp.                                                40,160     2,218,840
Tiffany & Co.                                                1,650        54,780
TJX Cos., Inc.                                               5,330       149,400
W.W. Grainger, Inc.                                          7,980       534,820
Wal-Mart Stores, Inc.                                       65,560     3,233,419
Walgreen Co.                                                11,970       531,348
Williams-Sonoma, Inc.                                       10,590       343,010
                                                                     -----------
                                                                      18,148,733
                                                                     -----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.9%
FOOD, BEVERAGE & TOBACCO -- 4.4%
Altria Group, Inc.                                          15,410   $ 1,179,635
Anheuser-Busch Cos., Inc.                                    9,130       433,766
Brown-Forman Corp., Class B                                    600        45,990
Bunge, Ltd.                                                 11,980       694,241
Campbell Soup Co.                                            2,740       100,010
Coca-Cola Co.                                               13,310       594,691
Dean Foods Co.+                                                830        34,877
General Mills, Inc.                                          4,200       237,720
H.J. Heinz Co.                                               1,740        72,958
Hershey Foods Corp.                                          6,730       359,719
Kellogg Co.                                                  2,970       147,074
Kroger Co.                                                   4,640       107,370
McCormick & Co., Inc.                                        1,570        59,629
Pepsi Bottling Group, Inc.                                     960        34,080
PepsiCo, Inc.                                               48,990     3,197,087
Sara Lee Corp.                                               4,700        75,529
Sysco Corp.                                                  7,340       245,523
UST, Inc.                                                    1,920       105,274
Whole Foods Market, Inc.                                    24,235     1,440,286
Wm. Wrigley Jr. Co.                                          2,607       120,078
HOUSEHOLD & PERSONAL PRODUCTS -- 1.5%
Alberto-Culver Co., Class B                                    590        29,848
Clorox Co.                                                   1,800       113,400
Colgate-Palmolive Co.                                        6,130       380,673
Estee Lauder Cos., Inc., Class A                             1,080        43,556
Kimberly-Clark Corp.                                         2,940       192,159
Procter & Gamble Co.                                        37,706     2,337,018
                                                                     -----------
                                                                      12,382,191
                                                                     -----------
EDUCATION -- 0.0%
EDUCATION -- 0.0%
Apollo Group, Inc., Class A+                                 1,660        81,738
                                                                     -----------
ENERGY -- 12.0%
ENERGY SERVICES -- 6.1%
Baker Hughes, Inc.                                          29,420     2,006,444
BJ Services Co.                                              3,560       107,263
Canadian Natural Resources, Ltd.                            29,430     1,341,419
CONSOL Energy, Inc.                                          1,010        32,047
Halliburton Co.                                              4,290       122,051
Hess Corp.                                                  16,905       700,205
Nabors Industries, Ltd.+                                     3,750       111,563
Noble Corp.                                                  1,060        68,031
Rowan Cos., Inc.                                               630        19,927
Schlumberger, Ltd.                                          34,110     2,115,843
Smith International, Inc.                                    1,170        45,396
Suncor Energy, Inc.                                         57,685     4,156,204
Valero Energy Corp.                                         25,690     1,322,264
Weatherford International, Ltd.+                            18,350       765,562

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES    (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 5.9%
Anadarko Petroleum Corp.                                     5,450   $   238,873
Apache Corp.                                                12,715       803,588
Chesapeake Energy Corp.                                     50,010     1,449,290
Chevron Corp.                                               14,880       965,117
ConocoPhillips                                              35,880     2,135,936
Devon Energy Corp.                                           5,230       330,274
EOG Resources, Inc.                                         12,815       833,616
Exxon Mobil Corp.                                           45,190     3,032,249
Grant Prideco, Inc.+                                         8,730       332,002
Murphy Oil Corp.                                             1,110        52,781
National-Oilwell Varco, Inc.+                                1,250        73,187
Occidental Petroleum Corp.                                  22,590     1,086,805
Peabody Energy Corp.                                        10,690       393,178
Quicksilver Resources, Inc.+                                12,600       401,940
Transocean, Inc.+                                            1,460       106,916
XTO Energy, Inc.                                             4,343       182,971
                                                                     -----------
                                                                      25,332,942
                                                                     -----------
FINANCE -- 15.5%
BANKS -- 2.8%
Bank of America Corp.                                       12,360       662,125
Commerce Bancorp, Inc.                                      51,955     1,907,268
Fifth Third Bancorp                                          3,520       134,042
Golden West Financial Corp.                                  3,160       244,110
M&T Bank Corp.                                                 470        56,381
Marshall & Ilsley Corp.                                      1,420        68,416
Northern Trust Corp.                                         1,050        61,351
State Street Corp.                                           2,250       140,400
Synovus Financial Corp.                                      1,970        57,859
Wells Fargo & Co.                                           71,400     2,583,252
Zions Bancorp                                                  550        43,896

FINANCIAL SERVICES -- 11.6%
American Express Co.                                        87,635     4,914,571
Ameriprise Financial, Inc.                                   1,860        87,234
Capital One Financial Corp.                                  3,630       285,536
Charles Schwab Corp.                                        65,910     1,179,789
Chicago Merchantile Exchange Holdings, Inc.                  1,910       913,457
Countrywide Financial Corp.                                  7,260       254,390
E*TRADE Financial Corp.+                                     3,090        73,913
Equifax, Inc.                                                1,510        55,432
Fannie Mae                                                  20,780     1,161,810
Federated Investors, Inc., Class B                           1,080        36,515
Franklin Resources, Inc.                                     9,630     1,018,372
Freddie Mac                                                 62,820     4,166,851
Goldman Sachs Group, Inc.                                   13,965     2,362,459
H&R Block, Inc.                                              3,820        83,047
Janus Capital Group, Inc.                                    2,460        48,511
KKR Private Equity Investors LP+                            95,199     2,022,979
Legg Mason, Inc.                                             8,490       856,301
Lehman Brothers Holdings, Inc.                               2,420       178,741
Mellon Financial Corp.                                       1,910        74,681

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Merrill Lynch & Co., Inc.                                    8,370   $   654,701
Moody's Corp.                                               45,110     2,949,292
Morgan Stanley                                              12,090       881,482
SLM Corp.                                                    4,870       253,143
T. Rowe Price Group, Inc.                                    1,810        86,609
INSURANCE -- 1.1%
AFLAC, Inc.                                                  3,780       172,973
Ambac Financial Group, Inc.                                  1,260       104,265
American International Group, Inc.#                         17,900     1,186,054
CIGNA Corp.                                                    680        79,097
Cincinnati Financial Corp.                                     890        42,773
Marsh & McLennan Cos., Inc.                                  3,660       103,029
MBIA, Inc.                                                     770        47,309
MGIC Investment Corp.                                        1,010        60,570
Progressive Corp.                                            9,170       225,032
Prudential Financial, Inc.                                   3,060       233,325
Torchmark Corp.                                                620        39,128
                                                                     -----------
                                                                      32,852,471
                                                                     -----------
HEALTHCARE -- 17.4%
DRUGS -- 10.5%
Abbott Laboratories                                         11,250       546,300
Allergan, Inc.                                               1,790       201,572
Amgen, Inc.+                                                40,590     2,903,403
Amylin Pharmaceuticals, Inc.+                               13,665       602,217
Barr Pharmaceuticals, Inc.+                                  1,260        65,444
Bristol-Myers Squibb Co.                                     9,810       244,465
Caremark Rx, Inc.                                           22,400     1,269,408
Eli Lilly & Co.                                             11,680       665,760
Forest Laboratories, Inc.+                                   3,770       190,800
Genentech, Inc.+                                            35,385     2,926,340
Genzyme Corp.+                                               1,890       127,518
Gilead Sciences, Inc.+                                      35,565     2,443,316
Hospira, Inc.+                                               1,860        71,182
King Pharmaceuticals, Inc.+                                  2,880        49,046
Merck & Co., Inc.                                           11,630       487,297
Mylan Laboratories, Inc.                                     2,510        50,526
Omnicare, Inc.                                              10,740       462,787
Pfizer, Inc.                                               117,075     3,320,247
Roche Holdings AG                                            9,663     1,670,711
Schering-Plough Corp.                                       56,700     1,252,503
Teva Pharmaceutical Industries, Ltd. ADR                    31,655     1,079,119
Watson Pharmaceuticals, Inc.+                                1,220        31,927
Wyeth                                                       28,130     1,430,129
HEALTH SERVICES -- 1.6%
Aetna, Inc.                                                  2,530       100,061
Charles River Laboratories International, Inc.+              9,060       393,295
Coventry Health Care, Inc.+                                  1,885        97,115
Express Scripts, Inc.+                                       1,630       123,049
HCA, Inc.                                                    2,670       133,206

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Health Management Associates, Inc., Class A                  2,860   $    59,774
Humana, Inc.+                                                1,960       129,536
IMS Health, Inc.                                             2,400        63,936
Laboratory Corp. of America Holdings+                        1,490        97,699
Manor Care, Inc.                                               880        46,006
Medco Health Solutions, Inc.+                               20,860     1,253,895
Patterson Cos., Inc.+                                        1,660        55,793
Quest Diagnostics, Inc.                                      1,930       118,039
UnitedHealth Group, Inc.                                    15,990       786,708
MEDICAL PRODUCTS -- 5.3%
Alcon, Inc.                                                  8,500       973,250
AmerisourceBergen Corp.                                      2,390       108,028
Bausch & Lomb, Inc.                                            290        14,538
Baxter International, Inc.                                   5,030       228,664
Becton Dickinson & Co.                                       2,900       204,943
Biogen Idec, Inc.+                                           1,830        81,764
Biomet, Inc.                                                 2,900        93,351
Boston Scientific Corp.+                                    13,990       206,912
C.R. Bard, Inc.                                              1,230        92,250
Cardinal Health, Inc.                                        4,810       316,209
Celgene Corp.+                                              17,500       757,750
Johnson & Johnson                                           34,740     2,256,016
MedImmune, Inc.+                                            43,980     1,284,656
Medtronic, Inc.                                             41,530     1,928,653
St. Jude Medical, Inc.+                                     24,160       852,606
Stryker Corp.                                               17,350       860,387
Zimmer Holdings, Inc.+                                      13,770       929,475
                                                                     -----------
                                                                      36,739,581
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 5.5%
AEROSPACE & MILITARY TECHNOLOGY -- 1.5%
Boeing Co.                                                   3,680       290,168
General Dynamics Corp.                                       4,790       343,299
Rockwell Automation, Inc.                                   18,800     1,092,280
Rockwell Collins, Inc.                                       2,040       111,874
United Technologies Corp.                                   19,210     1,216,953
BUSINESS SERVICES -- 1.9%
Applera Corp.-                                               1,350        44,698
Automatic Data Processing, Inc.                              4,220       199,775
Convergys Corp.+                                               700        14,455
First Data Corp.                                            56,720     2,382,240
Interpublic Group Cos., Inc.+                                1,892        18,731
Monsanto Co.                                                22,900     1,076,529
Monster Worldwide, Inc.+                                       580        20,990
Pall Corp.                                                     760        23,416
Paychex, Inc.                                                4,020       148,137
Robert Half International, Inc.                              1,080        36,688
Waste Management, Inc.                                       3,340       122,511
ELECTRICAL EQUIPMENT -- 0.0%
American Power Conversion Corp.                              1,010        22,180
Jabil Circuit, Inc.                                          2,190        62,568

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.4%
Deere & Co.                                                  7,460   $   625,968
Illinois Tool Works, Inc.                                    2,400       107,760
MULTI-INDUSTRY -- 1.3%
3M Co.                                                       5,360       398,891
American Standard Cos., Inc.                                 1,230        51,623
Danaher Corp.                                                2,820       193,650
General Electric Co.                                        58,850     2,077,405
ITT Industries, Inc.                                         2,200       112,794
TRANSPORTATION -- 0.4%
FedEx Corp.                                                  1,680       182,582
United Parcel Service, Inc.                                  8,340       599,980
                                                                     -----------
                                                                      11,578,145
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 5.7%
BROADCASTING & MEDIA -- 2.5%
CBS Corp., Class B                                           4,180       117,751
Clear Channel Communications, Inc.                           5,890       169,926
Comcast Corp., Special Class A+                             17,875       657,979
Dow Jones & Co., Inc.                                          780        26,161
E.W. Scripps Co., Class A                                      570        27,320
Gannett Co., Inc.                                            1,630        92,633
Lamar Advertising Co., Class A+                             14,380       768,036
McGraw-Hill Cos., Inc.                                      30,950     1,796,028
Meredith Corp.                                                 260        12,826
New York Times Co., Class A                                  1,070        24,589
Omnicom Group, Inc.                                          2,040       190,944
Time Warner, Inc.                                           26,080       475,438
Univision Communications, Inc., Class A+                     2,990       102,677
Viacom, Inc., Class B+                                      20,468       761,000
ENTERTAINMENT PRODUCTS -- 0.5%
Harman International Industries, Inc.                       11,810       985,426
International Game Technology                                4,030       167,245
LEISURE & TOURISM -- 2.7%
Boyd Gaming Corp.                                           16,910       650,021
Carnival Corp.                                               3,270       153,788
Darden Restaurants, Inc.                                     1,740        73,898
Harrah's Entertainment, Inc.                                40,845     2,713,333
Hilton Hotels Corp.                                          2,160        60,156
Marriott International, Inc., Class A                       21,770       841,193
McDonald's Corp.                                             7,720       302,006
Southwest Airlines Co.                                       4,110        68,473
Starbucks Corp.+                                             8,980       305,769
Starwood Hotels & Resorts Worldwide, Inc.(2)                 2,580       147,550
Wendy's International, Inc.                                  1,400        93,800
Wyndham Worldwide Corp.+                                       790        22,096
Yum! Brands, Inc.                                            3,220       167,601
                                                                     -----------
                                                                      11,975,663
                                                                     -----------

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 22.8%
COMMUNICATION EQUIPMENT -- 1.3%
Network Appliance, Inc.+                                      4,420   $  163,584
QUALCOMM, Inc.                                               68,980    2,507,423
COMPUTER SERVICES -- 1.3%
Affiliated Computer Services, Inc., Class A+                  1,410       73,123
Autodesk, Inc.+                                               2,750       95,645
CheckFree Corp.+                                              8,600      355,352
Cognizant Technology Solutions Corp., Class A+                7,200      533,232
Sun Microsystems, Inc.+                                     262,155    1,302,910
Symantec Corp.+                                              11,740      249,827
VeriSign, Inc.+                                               2,910       58,782
COMPUTER SOFTWARE -- 5.9%
Adobe Systems, Inc.+                                          6,870      257,281
BMC Software, Inc.+                                             910       24,770
CA, Inc.*                                                     1,900       45,011
Citrix Systems, Inc.+                                         2,180       78,938
Compuware Corp.+                                              1,550       12,075
Electronic Arts, Inc.+                                       89,880    5,004,518
Fiserv, Inc.+                                                 2,070       97,476
Intuit, Inc.+                                                 4,050      129,965
Microsoft Corp.                                             216,590    5,919,405
Oracle Corp.+                                                47,910      849,923
Parametric Technology Corp.                                     452        7,892
COMPUTERS & BUSINESS EQUIPMENT -- 4.5%
Apple Computer, Inc.+                                        60,085    4,628,348
Dell, Inc.+                                                  26,980      616,223
EMC Corp.+                                                   77,250      925,455
International Business Machines Corp.                        18,070    1,480,656
Lexmark International, Inc., Class A+                         1,190       68,615
Millipore Corp.+                                                640       39,232
NCR Corp.+                                                      800       31,584
Pitney Bowes, Inc.                                            1,580       70,105
Research In Motion, Ltd.+                                    15,070    1,547,086
SanDisk Corp.+                                                2,320      124,213
ELECTRONICS -- 2.3%
Agilent Technologies, Inc.+                                   1,700       55,573
Altera Corp.+                                                 2,650       48,707
Analog Devices, Inc.                                          2,680       78,765
Applied Materials, Inc.                                       7,910      140,244
Broadcom Corp., Class A+                                      5,565      168,842
Fisher Scientific International, Inc.+                        6,870      537,509
Freescale Semiconductor, Inc., Class B+                       1,970       74,880
Intel Corp.                                                  57,090    1,174,341
KLA-Tencor Corp.                                              1,310       58,256
L-3 Communications Holdings, Inc.                             1,460      114,362
Linear Technology Corp.                                      51,280    1,595,834
LSI Logic Corp.+                                              1,570       12,905
Maxim Integrated Products, Inc.                               3,800      106,666
Molex, Inc.                                                     680       26,500
National Semiconductor Corp.                                  1,600       37,648
Novellus Systems, Inc.+                                         620       17,149

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
NVIDIA Corp.+                                                4,180   $   123,686
PMC-Sierra, Inc.+                                            1,020         6,059
QLogic Corp.+                                                1,900        35,910
Tektronix, Inc.                                                370        10,704
Texas Instruments, Inc.                                      9,100       302,575
Thermo Electron Corp.+                                         680        26,744
Waters Corp.+                                                1,220        55,242
Xilinx, Inc.                                                 2,230        48,948
INTERNET CONTENT -- 3.1%
Amazon.com, Inc.+                                            3,730       119,808
eBay, Inc.+                                                 13,950       395,622
Google, Inc., Class A+                                       8,930     3,588,967
Yahoo!, Inc.+                                               95,260     2,408,173
TELECOMMUNICATIONS -- 4.4%
ADC Telecommunications, Inc.+                                  510         7,650
ALLTEL Corp.                                                 2,030       112,665
American Tower Corp., Class A+                              53,320     1,946,180
Ciena Corp.                                                    311         8,475
Cisco Systems, Inc.+                                       161,560     3,715,880
Comverse Technology, Inc.+                                   1,060        22,726
Corning, Inc.+                                               7,220       176,240
Crown Castle International Corp.+                           13,570       478,207
JDS Uniphase Corp.+                                          7,210        15,790
Juniper Networks, Inc.+                                      3,830        66,183
Level 3 Communications, Inc.+                              137,975       738,166
Lucent Technologies, Inc.+                                  18,100        42,354
Motorola, Inc.                                              41,730     1,043,250
NeuStar, Inc., Class A+                                      8,380       232,545
Time Warner Telecom, Inc., Class A+                         41,730       793,287
                                                                     -----------
                                                                      48,068,866
                                                                     -----------
MATERIALS -- 1.3%
CHEMICALS -- 1.2%
ECOLAB, Inc.                                                 2,130        91,207
International Flavors & Fragrances, Inc.                       600        23,724
Potash Corp. of Saskatchewan, Inc.                          13,820     1,439,906
Praxair, Inc.                                                2,070       122,461
Sigma-Aldrich Corp.                                            790        59,779
Syngenta AG+                                                 4,766       718,835
FOREST PRODUCTS -- 0.0%
Pactiv Corp.+                                                  910        25,862
Plum Creek Timber Co., Inc.                                    860        29,275
METALS & MINERALS -- 0.1%
Allegheny Technologies, Inc.                                   360        22,388
Ball Corp.                                                   1,240        50,158
Freeport-McMoRan Copper & Gold, Inc., Class B                1,170        62,314
Newmont Mining Corp.                                         3,570       152,618
Vulcan Materials Co.                                           590        46,168
                                                                     -----------
                                                                       2,844,695
                                                                     -----------

                                                                                                   VALUE
COMMON STOCK (CONTINUED)                                                            SHARES       (NOTE 2)
-----------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.0%
Realogy Corp.*                                                                         1,240   $     28,123
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Boston Properties, Inc.                                                                  510         52,703
Hugoton Royalty Trust                                                                     11            290
ProLogis                                                                               1,080         61,625
Public Storage, Inc.                                                                     620         53,314
Simon Property Group, Inc.                                                             1,060         96,057
Vornado Realty Trust                                                                     760         82,840
                                                                                               ------------
                                                                                                    374,952
                                                                                               ------------
UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 1.5%
AES Corp.+                                                                           128,745      2,625,111
Edison International                                                                   1,860         77,450
Exelon Corp.                                                                           4,780        289,381
TXU Corp.                                                                              1,910        119,413
GAS & PIPELINE UTILITIES -- 0.0%
Kinder Morgan, Inc.                                                                      510         53,474
                                                                                               ------------
                                                                                                  3,164,829
                                                                                               ------------
TOTAL COMMON STOCK (cost $187,326,953)                                                          203,544,806
                                                                                               ------------

EXCHANGE TRADED FUNDS -- 1.1%
-----------------------------------------------------------------------------------------------------------
FINANCE -- 1.1%
FINANCIAL SERVICES -- 1.1%
iShares S&P 500/Barra Growth Index Fund (cost $2,362,907)                             39,700      2,451,872
                                                                                               ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $189,689,860)                                       205,996,678
                                                                                               ------------

                                                                                  PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 4.9%                                           AMOUNT
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 4.9%
Federal Home Loan Bank Cons. Disc. Notes 4.75% due 10/02/06 (cost $10,198,654)   $10,200,000     10,198,654
                                                                                               ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.80% due 12/14/06(1) (cost $39,606)                     40,000         39,616
                                                                                               ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $10,238,260)                                        10,238,270
                                                                                               ------------

                                                                                           PRINCIPAL        VALUE
REPURCHASE AGREEMENTS -- 0.5%                                                                AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & TrustCo., bearing interest at 3.65% dated 09/30/06, to be repurchased 10/02/06 in the amount of $491,149 and collateralized by $380,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having
   an approximate value of $505,875                                                       $   491,000   $    491,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.35% dated 09/30/06, to be repurchased 10/02/06 in the amount of $600,218 and collateralized by $485,000 of United States Treasury Bonds, bearing interest at 7.13%, due 02/15/23 and having
   an approximate value of $612,976                                                           600,000        600,000
                                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS (cost $1,091,000)                                                              1,091,000
                                                                                                        ------------
TOTAL INVESTMENTS --
  (cost $201,019,120)@                          102.9%                                                   217,325,948
Liabilities in excess of other assets --         (2.9)                                                    (6,110,970)
                                                -----                                                   ------------
NET ASSETS --                                   100.0%                                                  $211,214,978
                                                =====                                                   ============

----------
+    Non-income producing security

@    See Note 3 for cost of investment on a tax basis

#    Security represents an investment in an affiliated company; see Note 8.

(1) The security was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Consist of more than one class of securities traded together as a unit

ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                         UNREALIZED
NUMBER OF                              EXPIRATION      VALUE AT       VALUE AS OF       APPRECIATION
CONTRACTS   DESCRIPTION                   DATE       TRADE DATE   SEPTEMBER 30, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
4 Long      S&P Barra Growth Index   December 2006    $612,018         $625,000            $12,982
                                                                                           =======

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP COMPOSITE PORTFOLIO            PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                                         11.1%
Drugs                                                                       6.8
Telecommunications                                                          6.4
Multi-Industry                                                              6.3
Retail                                                                      6.3
Banks                                                                       6.2
Energy Sources                                                              5.4
Food, Beverage & Tobacco                                                    4.3
Medical Products                                                            3.9
Electronics                                                                 3.8
Energy Services                                                             3.8
Insurance                                                                   3.7
Health Services                                                             3.2
Computer Software                                                           3.1
Broadcasting & Media                                                        2.8
Computers & Business Equipment                                              2.2
Aerospace & Military Technology                                             2.0
Business Services                                                           1.9
Household & Personal Products                                               1.9
Internet Content                                                            1.9
Leisure & Tourism                                                           1.6
Repurchase Agreements                                                       1.5
Entertainment Products                                                      1.3
Registered Investment Company                                               1.1
Telephone                                                                   1.1
Chemicals                                                                   1.0
Communication Equipment                                                     0.9
Transportation                                                              0.9
Electric Utilities                                                          0.8
Electrical Equipment                                                        0.6
Metals & Minerals                                                           0.6
Machinery                                                                   0.5
Computer Services                                                           0.4
Housing & Household Durables                                                0.4
Apparel & Textiles                                                          0.3
Real Estate Investment Trusts                                               0.3
Automotive                                                                  0.2
Forest Products                                                             0.2
Gas & Pipeline Utilities                                                    0.2
                                                                          -----
                                                                          100.9%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP COMPOSITE PORTFOLIO         INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                          VALUE
COMMON STOCK -- 97.3%                                          SHARES   (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.2%
APPAREL & TEXTILES -- 0.3%
Cintas Corp.                                                      170   $  6,941
Coach, Inc.+                                                      478     16,443
Gap, Inc.                                                         671     12,716
Jones Apparel Group, Inc.                                         141      4,574
Liz Claiborne, Inc.                                               129      5,097
NIKE, Inc., Class B                                             1,248    109,350
V.F. Corp.                                                        111      8,097
AUTOMOTIVE -- 0.2%
AutoNation, Inc.+                                                 191      3,992
AutoZone, Inc.+                                                    66      6,818
Cummins, Inc.                                                      65      7,750
Ford Motor Co.                                                  2,442     19,756
General Motors Corp.                                              730     24,280
Genuine Parts Co.                                                 231      9,963
Goodyear Tire & Rubber Co.+                                       221      3,205
Harley-Davidson, Inc.                                             339     21,272
Navistar International Corp.+                                      77      1,988
PACCAR, Inc.                                                      325     18,531
HOUSING & HOUSEHOLD DURABLES -- 0.4%
Black & Decker Corp.                                               92      7,300
Centex Corp.                                                      148      7,788
D.R. Horton, Inc.                                                 339      8,119
KB HOME                                                            98      4,292
Leggett & Platt, Inc.                                             225      5,632
Lennar Corp., Class A                                           2,772    125,433
Pulte Homes, Inc.                                                 264      8,411
Sherwin-Williams Co.                                              140      7,809
Whirlpool Corp.                                                   106      8,916
RETAIL -- 6.3%
Avery Dennison Corp.                                              118      7,100
Avon Products, Inc.                                               583     17,875
Bed Bath & Beyond, Inc.+                                          372     14,233
Best Buy Co., Inc.                                              1,521     81,465
Big Lots, Inc.+                                                   136      2,694
Circuit City Stores, Inc.                                         176      4,419
Costco Wholesale Corp.                                            598     29,709
CVS Corp.                                                       5,550    178,266
Dillard's, Inc., Class A                                           75      2,455
Dollar General Corp.                                              389      5,302
Family Dollar Stores, Inc.                                        189      5,526
Federated Department Stores, Inc.                                 696     30,074
Fortune Brands, Inc.                                              198     14,872
Home Depot, Inc.                                               12,849    466,033

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
J.C. Penney Co., Inc.                                           290   $   19,833
Kohl's Corp.+                                                 4,819      312,849
Limited Brands, Inc.                                            452       11,973
Lowe's Cos., Inc.                                             1,960       54,998
Masco Corp.                                                     525       14,395
Nordstrom, Inc.                                                 303       12,817
Office Depot, Inc.+                                             372       14,768
Officemax, Inc.                                                  92        3,748
Petsmart, Inc.                                                3,800      105,450
RadioShack Corp.                                                169        3,262
Sears Holdings Corp.+                                           109       17,232
Staples, Inc.                                                   936       22,773
SUPERVALU, Inc.                                                 264        7,828
Target Corp.                                                  8,600      475,150
Tiffany & Co.                                                 4,572      151,790
TJX Cos., Inc.                                                  587       16,454
W.W. Grainger, Inc.                                              94        6,300
Wal-Mart de Mexico SA de CV ADR                               1,200       40,740
Wal-Mart Stores, Inc.                                        14,455      712,921
Walgreen Co.                                                  3,791      168,282
                                                                       ---------
                                                                       3,498,059
                                                                       ---------
CONSUMER STAPLES -- 6.2%
FOOD, BEVERAGE & TOBACCO -- 4.3%
Altria Group, Inc.                                            5,779      442,382
Anheuser-Busch Cos., Inc.                                       982       46,655
Archer-Daniels-Midland Co.                                      839       31,781
Brown-Forman Corp., Class B                                      98        7,512
Campbell Soup Co.                                               287       10,475
Coca-Cola Co.                                                 2,615      116,838
Coca-Cola Enterprises, Inc.                                     343        7,145
ConAgra Foods, Inc.                                             669       16,377
Constellation Brands, Inc., Class A+                            263        7,569
Dean Foods Co.+                                                 166        6,975
General Mills, Inc.                                           4,554      257,756
H.J. Heinz Co.                                                  431       18,072
Hershey Foods Corp.                                             219       11,706
InBev NV                                                        800       44,047
Kellogg Co.                                                     326       16,144
Kroger Co.                                                      934       21,613
McCormick & Co., Inc.                                           164        6,229
Molson Coors Brewing Co., Class B                                57        3,927
Pepsi Bottling Group, Inc.                                      169        6,000
PepsiCo, Inc.                                                 8,014      522,994
Reynolds American, Inc.                                         226       14,005
Safeway, Inc.                                                   580       17,603
Sara Lee Corp.                                                  997       16,022
Sysco Corp.                                                  10,094      337,644
Tyson Foods, Inc., Class A                                      314        4,986
UST, Inc.                                                       214       11,734
Whole Foods Market, Inc.                                      1,076       63,947
Wm. Wrigley Jr. Co.                                             290       13,357

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD & PERSONAL PRODUCTS -- 1.9%
Alberto-Culver Co., Class B                                      97   $    4,907
Clorox Co.                                                      200       12,600
Colgate-Palmolive Co.                                           658       40,862
Estee Lauder Cos., Inc., Class A                                161        6,493
Kimberly-Clark Corp.                                            585       38,235
Newell Rubbermaid, Inc.                                         372       10,535
Procter & Gamble Co.                                         11,299      700,312
Reckitt Benckiser PLC                                         2,097       86,929
                                                                      ----------
                                                                       2,982,368
                                                                      ----------
EDUCATION -- 0.0%
EDUCATION -- 0.0%
Apollo Group, Inc., Class A+                                    189        9,306
                                                                      ----------
ENERGY -- 9.2%
ENERGY SERVICES -- 3.8%
Baker Hughes, Inc.                                            3,122      212,920
BJ Services Co.                                                 373       11,238
CONSOL Energy, Inc.                                             228        7,234
Duke Energy Corp.                                             6,395      193,129
Halliburton Co.                                               1,316       37,440
Hess Corp.                                                      320       13,254
Nabors Industries, Ltd.+                                        420       12,495
Noble Corp.                                                     171       10,975
Rowan Cos., Inc.                                                138        4,365
Schlumberger, Ltd.                                            9,413      583,888
Sempra Energy                                                   342       17,186
Smith International, Inc.                                     5,657      219,492
Southern Co.                                                  5,625      193,838
Sunoco, Inc.                                                    163       10,137
TECO Energy, Inc.                                               260        4,069
Valero Energy Corp.                                           4,985      256,578
Weatherford International, Ltd.+                                451       18,816
Xcel Energy, Inc.                                               543       11,213
ENERGY SOURCES -- 5.4%
Anadarko Petroleum Corp.                                        591       25,904
Apache Corp.                                                    422       26,670
Chesapeake Energy Corp.                                         498       14,432
Chevron Corp.                                                 6,116      396,684
ConocoPhillips                                                5,310      316,104
Devon Energy Corp.                                              562       35,490
EOG Resources, Inc.                                           1,514       98,486
Exxon Mobil Corp.                                            16,427    1,102,252
Marathon Oil Corp.                                              457       35,143
Murphy Oil Corp.                                              2,349      111,695
National-Oilwell Varco, Inc.+                                   232       13,584
Occidental Petroleum Corp.                                    1,097       52,777
Total SA                                                      3,165      207,692
Transocean, Inc.+                                               404       29,585
XTO Energy, Inc.                                              3,475      146,402
                                                                      ----------
                                                                       4,431,167
                                                                      ----------

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE -- 20.0%
BANKS -- 6.2%
AmSouth Bancorp                                                 453   $   13,155
Anglo Irish Bank Corp. PLC                                    8,000      131,471
Bank of America Corp.                                        13,106      702,088
Bank of New York Co., Inc.                                      973       34,308
BB&T Corp.                                                      686       30,033
Comerica, Inc.                                                  215       12,238
Commerce Bancorp, Inc.                                          232        8,517
Compass Bancshares, Inc.                                        161        9,174
Erste Bank der oesterreichischen Sparkassen AG                2,162      134,609
Fifth Third Bancorp                                             715       27,227
Golden West Financial Corp.                                     341       26,342
Huntington Bancshares, Inc.                                     296        7,083
KeyCorp                                                         523       19,581
M&T Bank Corp.                                                   97       11,636
Marshall & Ilsley Corp.                                         333       16,044
National City Corp.                                             775       28,365
North Fork Bancorp., Inc.                                       608       17,413
Northern Trust Corp.                                          2,347      137,135
PNC Financial Services Group, Inc.                              377       27,310
Regions Financial Corp.                                         588       21,633
Sovereign Bancorp, Inc.                                         482       10,368
State Street Corp.                                            3,825      238,680
SunTrust Banks, Inc.                                            465       35,935
Synovus Financial Corp.                                         430       12,629
U.S. Bancorp                                                  2,272       75,476
UBS AG                                                        6,578      393,486
UniCredito Italiano SpA                                      14,725      122,209
Wachovia Corp.                                                4,635      258,633
Washington Mutual, Inc.                                       1,225       53,251
Wells Fargo & Co.                                            10,514      380,397
Zions Bancorp                                                   143       11,413
FINANCIAL SERVICES -- 10.1%
American Express Co.                                         12,354      692,812
Ameriprise Financial, Inc.                                      320       15,008
Bear Stearns Co., Inc.                                        1,756      246,016
Capital One Financial Corp.                                     392       30,835
Charles Schwab Corp.                                          9,533      170,641
Chicago Merchantile Exchange Holdings, Inc.                      46       21,999
CIT Group, Inc.                                                 264       12,838
Citigroup, Inc.                                              21,634    1,074,561
Countrywide Financial Corp.                                   3,585      125,618
E*TRADE Financial Corp.+                                      6,463      154,595
Equifax, Inc.                                                   158        5,800
Fannie Mae                                                    1,241       69,384
Federated Investors, Inc., Class B                              113        3,821
First Horizon National Corp.                                    154        5,854
Franklin Resources, Inc.                                      1,615      170,786
Freddie Mac                                                     884       58,636
Goldman Sachs Group, Inc.                                     1,352      228,718
H&R Block, Inc.                                                 401        8,718
Housing Development Finance Corp., Ltd.                       1,215       40,544

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
J.P. Morgan Chase & Co.                                      10,649   $  500,077
Janus Capital Group, Inc.                                       258        5,088
Legg Mason, Inc.                                              1,571      158,451
Lehman Brothers Holdings, Inc.                                  686       50,668
Mellon Financial Corp.                                          532       20,801
Merrill Lynch & Co., Inc.                                     4,133      323,283
Moody's Corp.                                                   307       20,072
Morgan Stanley                                                3,472      253,143
SLM Corp.                                                     6,226      323,627
T. Rowe Price Group, Inc.                                       342       16,365
TD Ameritrade Holding Corp.                                   3,600       67,860
INSURANCE -- 3.7%
ACE, Ltd.                                                       419       22,932
AFLAC, Inc.                                                     635       29,058
Allstate Corp.                                                5,306      332,845
Ambac Financial Group, Inc.                                     132       10,923
American International Group, Inc.#                           3,335      220,977
Aon Corp.                                                       414       14,022
Chubb Corp.                                                   4,827      250,811
CIGNA Corp.                                                     144       16,750
Cincinnati Financial Corp.                                      216       10,381
Genworth Financial, Inc., Class A                               589       20,621
Hartford Financial Services Group, Inc.                       1,789      155,196
Lincoln National Corp.                                          370       22,970
Loews Corp.                                                     590       22,361
Marsh & McLennan Cos., Inc.                                     713       20,071
MBIA, Inc.                                                      180       11,059
MetLife, Inc.                                                 5,072      287,481
MGIC Investment Corp.                                           105        6,297
Principal Financial Group, Inc.                                 350       18,998
Progressive Corp.                                               993       24,368
Prudential Financial, Inc.                                    2,619      199,699
SAFECO Corp.                                                    145        8,545
St. Paul Travelers Cos., Inc.                                   885       41,498
Torchmark Corp.                                                 123        7,762
UnumProvident Corp.                                             427        8,279
XL Capital, Ltd.                                                236       16,213
                                                                      ----------
                                                                       9,664,575
                                                                      ----------
HEALTHCARE -- 13.9%
DRUGS -- 6.8%
Abbott Laboratories                                           1,958       95,080
Allergan, Inc.                                                  195       21,959
Amgen, Inc.+                                                  8,302      593,842
Barr Pharmaceuticals, Inc.+                                     132        6,856
Bristol-Myers Squibb Co.                                      2,522       62,848
Caremark Rx, Inc.                                             5,345      302,901
Eli Lilly & Co.                                               2,161      123,177
Forest Laboratories, Inc.+                                      411       20,801
Genentech, Inc.+                                              2,200      181,940

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Genzyme Corp.+                                                  338   $   22,805
Gilead Sciences, Inc.+                                        2,784      191,261
Hospira, Inc.+                                                  196        7,501
King Pharmaceuticals, Inc.+                                     303        5,160
Merck & Co., Inc.                                             2,791      116,943
Mylan Laboratories, Inc.                                        263        5,294
Novartis AG                                                   3,143      183,485
Pfizer, Inc.                                                 20,939      593,830
Roche Holdings AG                                             1,030      178,085
Schering-Plough Corp.                                        13,396      295,918
Sepracor, Inc.+                                               1,500       72,660
Watson Pharmaceuticals, Inc.+                                   127        3,323
Wyeth                                                         3,626      184,346
HEALTH SERVICES -- 3.2%
Aetna, Inc.                                                   8,103      320,474
Coventry Health Care, Inc.+                                     198       10,201
Express Scripts, Inc.+                                          181       13,664
HCA, Inc.                                                       543       27,090
Health Management Associates, Inc., Class A                     299        6,249
Humana, Inc.+                                                 2,217      146,521
IMS Health, Inc.                                                251        6,687
Laboratory Corp. of America Holdings+                           156       10,229
Manor Care, Inc.                                                 92        4,810
Medco Health Solutions, Inc.+                                 2,279      136,991
Patterson Cos., Inc.+                                           173        5,814
Quest Diagnostics, Inc.                                       1,813      110,883
Tenet Healthcare Corp.+                                         587        4,778
UnitedHealth Group, Inc.                                     10,327      508,088
Wellpoint, Inc.+                                              3,093      238,316
MEDICAL PRODUCTS -- 3.9%
AmerisourceBergen Corp.                                         268       12,114
Bausch & Lomb, Inc.                                              67        3,359
Baxter International, Inc.                                      834       37,914
Becton Dickinson & Co.                                          316       22,332
Biogen Idec, Inc.+                                              445       19,883
Biomet, Inc.                                                    328       10,558
Boston Scientific Corp.+                                      1,515       22,407
C.R. Bard, Inc.                                               3,229      242,175
Cardinal Health, Inc.                                           518       34,053
Celgene Corp.+                                                1,900       82,270
Johnson & Johnson                                             8,354      542,509
McKesson Corp.                                                  387       20,403
MedImmune, Inc.+                                                298        8,704
Medtronic, Inc.                                              10,074      467,836
St. Jude Medical, Inc.+                                       2,160       76,226
Stryker Corp.                                                 2,685      133,149
Zimmer Holdings, Inc.+                                        2,214      149,445
                                                                      ----------
                                                                       6,706,147
                                                                      ----------

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 12.2%
AEROSPACE & MILITARY TECHNOLOGY -- 2.0%
Boeing Co.                                                      4,917   $387,705
General Dynamics Corp.                                          1,814    130,009
Goodrich Corp.                                                    155      6,281
Lockheed Martin Corp.                                             453     38,985
Northrop Grumman Corp.                                            440     29,951
Raytheon Co.                                                      575     27,606
Rockwell Automation, Inc.                                         233     13,537
Rockwell Collins, Inc.                                            228     12,503
Textron, Inc.                                                     166     14,525
United Technologies Corp.                                       4,393    278,297
BUSINESS SERVICES -- 1.9%
Accenture, Ltd., Class A                                        9,000    285,390
Allied Waste Industries, Inc.+                                    316      3,561
Applera Corp. - Applied Biosystems Group                          227      7,516
Automatic Data Processing, Inc.                                 5,408    256,015
Convergys Corp.+                                                  173      3,573
Eastman Kodak Co.                                                 358      8,019
Fastenal Co.                                                      500     19,285
First Data Corp.                                                2,477    104,034
Fluor Corp.                                                       109      8,381
Ingersoll-Rand Co., Inc., Class A                                 421     15,990
Interpublic Group Cos., Inc.+                                     549      5,435
Monsanto Co.                                                    2,694    126,645
Monster Worldwide, Inc.+                                          160      5,790
Pall Corp.                                                        156      4,806
Paychex, Inc.                                                     443     16,325
R.R. Donnelley & Sons Co.                                         293      9,657
Robert Half International, Inc.                                   213      7,236
Waste Management, Inc.                                            696     25,529
Xerox Corp.+                                                    1,268     19,730
ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp.                                   211      4,633
Ametek, Inc.                                                    4,800    209,040
Eaton Corp.                                                       198     13,632
Emerson Electric Co.                                              517     43,356
Jabil Circuit, Inc.                                               230      6,571
Johnson Controls, Inc.                                            255     18,294
MACHINERY -- 0.5%
Caterpillar, Inc.                                                 840     55,272
Deere & Co.                                                     1,298    108,915
Dover Corp.                                                       270     12,809
Illinois Tool Works, Inc.                                         541     24,291
Joy Global, Inc.                                                  700     26,327
Parker-Hannifin Corp.                                             160     12,437
Snap-On, Inc.                                                      72      3,207
Stanley Works                                                     101      5,035
MULTI-INDUSTRY -- 6.3%
3M Co.                                                          5,067    377,086
American Standard Cos., Inc.                                      235      9,863
Danaher Corp.                                                   4,206    288,826

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
General Electric Co.                                         47,045   $1,660,689
Honeywell International, Inc.                                 1,044       42,700
ITT Industries, Inc.                                          9,046      463,788
Tyco International, Ltd.                                      6,781      189,800
TRANSPORTATION -- 0.9%
Burlington Northern Santa Fe Corp.                              462       33,929
CSX Corp.                                                       578       18,976
FedEx Corp.                                                     391       42,494
Norfolk Southern Corp.                                          534       23,523
Ryder System, Inc.                                               77        3,979
Union Pacific Corp.                                             345       30,360
United Parcel Service, Inc.                                   4,086      293,947
                                                                      ----------
                                                                       5,896,095
                                                                      ----------
INFORMATION & ENTERTAINMENT -- 5.7%
BROADCASTING & MEDIA -- 2.8%
CBS Corp., Class B                                            1,000       28,170
Clear Channel Communications, Inc.                              644       18,579
Comcast Corp., Class A+                                       2,680       98,758
Dow Jones & Co., Inc.                                            81        2,717
E.W. Scripps Co., Class A                                       104        4,985
Gannett Co., Inc.                                               309       17,561
Grupo Televisa SA ADR                                         4,700       99,922
McGraw-Hill Cos., Inc.                                          452       26,230
Meredith Corp.                                                   49        2,417
New York Times Co., Class A                                     180        4,136
News Corp., Class A                                          21,590      424,244
Omnicom Group, Inc.                                             222       20,779
Time Warner, Inc.                                            22,810      415,826
Tribune Co.                                                     238        7,787
Univision Communications, Inc., Class A+                        335       11,504
Viacom, Inc., Class B+                                        4,205      156,342
ENTERTAINMENT PRODUCTS -- 1.3%
Harman International Industries, Inc.                         1,781      148,606
Hasbro, Inc.                                                    204        4,641
International Game Technology                                 2,842      117,943
Liberty Media Holding Corp.- Capital+                         1,682      140,565
Liberty Media Holding Corp.- Interactive+                     5,210      106,180
Mattel, Inc.                                                    510       10,047
Walt Disney Co.                                               2,676       82,715
LEISURE & TOURISM -- 1.6%
Brunswick Corp.                                                 116        3,618
Carnival Corp.                                                2,472      116,258
Darden Restaurants, Inc.                                        182        7,730
Harrah's Entertainment, Inc.                                    243       16,142
Hilton Hotels Corp.                                             508       14,148
Marriott International, Inc., Class A                           447       17,272
McDonald's Corp.                                              5,471      214,026
MGM Mirage, Inc.+                                             2,000       78,980
Sabre Holdings Corp., Class A                                   164        3,836

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Southwest Airlines Co.                                        8,226   $  137,045
Starbucks Corp.+                                                966       32,892
Starwood Hotels & Resorts Worldwide, Inc.(2)                    271       15,498
Wendy's International, Inc.                                     147        9,849
Wyndham Worldwide Corp.+                                        250        6,993
Wynn Resorts, Ltd.+                                           1,500      102,015
Yum! Brands, Inc.                                               351       18,270
                                                                      ----------
                                                                       2,745,226
                                                                      ----------
INFORMATION TECHNOLOGY -- 18.7%
COMMUNICATION EQUIPMENT -- 0.9%
Marvell Technology Group, Ltd.+                               9,300      180,141
Network Appliance, Inc.+                                        485       17,950
QUALCOMM, Inc.                                                6,315      229,550
Symbol Technologies, Inc.                                       316        4,696
COMPUTER SERVICES -- 0.4%
Affiliated Computer Services, Inc., Class A+                  1,648       85,465
Autodesk, Inc.+                                                 310       10,782
Computer Sciences Corp.+                                        230       11,298
Electronic Data Systems Corp.                                   677       16,600
Sun Microsystems, Inc.+                                       4,519       22,459
Symantec Corp.+                                               1,269       27,004
Unisys Corp.+                                                   428        2,423
VeriSign, Inc.+                                                 305        6,161
COMPUTER SOFTWARE -- 3.1%
Adobe Systems, Inc.+                                          3,642      136,393
BMC Software, Inc.+                                             255        6,941
CA, Inc.                                                        519       12,295
Citrix Systems, Inc.+                                           229        8,292
Compuware Corp.+                                                464        3,615
Electronic Arts, Inc.+                                          396       22,049
Fiserv, Inc.+                                                   233       10,972
Infosys Technologies, Ltd.                                    2,325       93,678
Intuit, Inc.+                                                 2,749       88,215
Microsoft Corp.                                              33,809      924,000
Novell, Inc.+                                                   422        2,583
Oracle Corp.+                                                10,270      182,190
Parametric Technology Corp.                                     139        2,427
COMPUTERS & BUSINESS EQUIPMENT -- 2.2%
Apple Computer, Inc.+                                         2,990      230,320
Dell, Inc.+                                                   6,109      139,530
EMC Corp.+                                                   10,639      127,455
Hewlett-Packard Co.                                           3,508      128,708
International Business Machines Corp.                         4,751      389,297
Lexmark International, Inc., Class A+                           125        7,207
Millipore Corp.+                                                 66        4,046
NCR Corp.+                                                      225        8,883
Pitney Bowes, Inc.                                              293       13,000
SanDisk Corp.+                                                  257       13,760

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 3.8%
Advanced Micro Devices, Inc.+                                     634   $ 15,755
Agilent Technologies, Inc.+                                       532     17,391
Altera Corp.+                                                     448      8,234
Analog Devices, Inc.                                            4,065    119,470
Applied Materials, Inc.                                        19,576    347,082
Broadcom Corp., Class A+                                          612     18,568
Fisher Scientific International, Inc.+                            165     12,910
Freescale Semiconductor, Inc., Class B+                           503     19,119
Garmin, Ltd.                                                    1,100     53,658
Intel Corp.                                                    18,481    380,154
KLA-Tencor Corp.                                                  265     11,785
L-3 Communications Holdings, Inc.                                 163     12,768
Linear Technology Corp.                                           399     12,417
LSI Logic Corp.+                                                  498      4,094
Maxim Integrated Products, Inc.                                 5,927    166,371
Micron Technology, Inc.+                                          953     16,582
Molex, Inc.                                                       176      6,859
National Semiconductor Corp.                                      371      8,730
Novellus Systems, Inc.+                                           154      4,260
NVIDIA Corp.+                                                     464     13,730
PerkinElmer, Inc.                                                 157      2,972
PMC-Sierra, Inc.+                                                 260      1,544
QLogic Corp.+                                                     199      3,761
Samsung Electronics Co., Ltd.                                      96     67,365
Sanmina-SCI Corp.+                                                664      2,483
Solectron Corp.+                                                1,140      3,716
Tektronix, Inc.                                                   104      3,009
Teradyne, Inc.+                                                   246      3,237
Texas Instruments, Inc.                                         9,850    327,512
Thermo Electron Corp.+                                            196      7,709
Waters Corp.+                                                     128      5,796
Xilinx, Inc.                                                    6,724    147,592
INTERNET CONTENT -- 1.9%
Amazon.com, Inc.+                                               3,617    116,178
eBay, Inc.+                                                     3,506     99,430
Google, Inc., Class A+                                            853    342,821
Yahoo!, Inc.+                                                  15,292    386,582
TELECOMMUNICATIONS -- 6.4%
ADC Telecommunications, Inc.+                                     146      2,190
ALLTEL Corp.                                                      497     27,583
Amdocs, Ltd.+                                                   3,300    130,680
America Movil SA de CV ADR                                      4,600    181,102
American Tower Corp., Class A+                                  5,300    193,450
Avaya, Inc.+                                                      569      6,509
BellSouth Corp.                                                 2,329     99,565
CenturyTel, Inc.                                                  145      5,752
Ciena Corp.                                                       105      2,861
Cisco Systems, Inc.+                                           27,526    633,098
Citizens Communications Co.                                       400      5,616
Comverse Technology, Inc.+                                        252      5,403
Corning, Inc.+                                                  5,997    146,387

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
EchoStar Communications Corp., Class A+                       1,900   $   62,206
Embarq Corp.+                                                   186        8,997
JDS Uniphase Corp.+                                           2,100        4,599
Juniper Networks, Inc.+                                       8,851      152,945
Lucent Technologies, Inc.+                                    5,917       13,846
Motorola, Inc.                                               14,739      368,475
Nokia Oyj                                                     1,600       31,772
Qwest Communications International, Inc.+                     2,079       18,129
Rogers Communications, Inc., Class B                          2,900      159,123
Sprint Corp.                                                 16,133      276,681
Telefonaktiebolaget LM Ericsson, Class B                     29,400      101,903
Tellabs, Inc.+                                                  558        6,116
TELUS Corp.                                                   2,000      111,940
Verizon Communications, Inc.                                  9,823      364,728
                                                                      ----------
                                                                       9,063,685
                                                                      ----------
MATERIALS -- 1.8%
CHEMICALS -- 1.0%
Air Products & Chemicals, Inc.                                2,587      171,699
Ashland, Inc.                                                    79        5,039
Dow Chemical Co.                                              5,133      200,084
du Pont (E.I.) de Nemours & Co.                               1,183       50,680
Eastman Chemical Co.                                            103        5,564
Ecolab, Inc.                                                    223        9,549
Hercules, Inc.+                                                 141        2,223
International Flavors & Fragrances, Inc.                         98        3,875
PPG Industries, Inc.                                            217       14,556
Praxair, Inc.                                                   415       24,551
Rohm & Haas Co.                                                 179        8,476
Sigma-Aldrich Corp.                                              83        6,281
FOREST PRODUCTS -- 0.2%
Bemis Co.                                                       131        4,305
International Paper Co.                                         590       20,432
Louisiana-Pacific Corp.                                         131        2,459
MeadWestvaco Corp.                                              226        5,991
Pactiv Corp.+                                                   172        4,888
Plum Creek Timber Co., Inc.                                     245        8,340
Temple-Inland, Inc.                                             136        5,454
Weyerhaeuser Co.                                                320       19,689
METALS & MINERALS -- 0.6%
Alcoa, Inc.                                                   1,115       31,264
Allegheny Technologies, Inc.                                    125        7,774
Ball Corp.                                                      130        5,258
BHP Billiton, Ltd.                                            7,634      145,825
Cooper Industries, Ltd., Class A                                123       10,482
Freeport-McMoRan Copper & Gold, Inc., Class B                   260       13,848
Newmont Mining Corp.                                            577       24,667
Nucor Corp.                                                     400       19,796
Phelps Dodge Corp.                                              263       22,276
United States Steel Corp.                                       153        8,825
Vulcan Materials Co.                                            120        9,390

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
PLASTIC -- 0.0%
Sealed Air Corp.                                                  101   $  5,466
                                                                        --------
                                                                         879,006
                                                                        --------
REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.0%
Realogy Corp.*                                                    274      6,214
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Apartment Investment & Management Co., Class A                    121      6,584
Archstone-Smith Trust                                             281     15,298
Boston Properties, Inc.                                           149     15,398
Equity Office Properties Trust                                    455     18,091
Equity Residential                                                378     19,119
Kimco Realty Corp.                                                270     11,575
ProLogis                                                          318     18,145
Public Storage, Inc.                                              151     12,984
Simon Property Group, Inc.                                        284     25,736
Vornado Realty Trust                                              159     17,331
                                                                        --------
                                                                         166,475
                                                                        --------
UTILITIES -- 2.1%
ELECTRIC UTILITIES -- 0.8%
AES Corp.+                                                        861     17,556
Allegheny Energy, Inc.+                                           205      8,235
Ameren Corp.                                                      271     14,306
American Electric Power Co., Inc.                                 512     18,621
Centerpoint Energy, Inc.                                          389      5,571
CMS Energy Corp.+                                                 276      3,985
Consolidated Edison, Inc.                                         323     14,923
Constellation Energy Group, Inc.                                  237     14,030
Dominion Resources, Inc.                                          450     34,421
DTE Energy Co.                                                    241     10,004
Edison International                                              424     17,655
Entergy Corp.                                                     270     21,122
Exelon Corp.                                                      847     51,277
FirstEnergy Corp.                                                 425     23,741
FPL Group, Inc.                                                   521     23,445
NiSource, Inc.                                                    340      7,392
PG&E Corp.                                                        453     18,867
Pinnacle West Capital Corp.                                       124      5,586
PPL Corp.                                                         498     16,384
Progress Energy, Inc.                                             334     15,157
Public Service Enterprise Group, Inc.                             327     20,009
TXU Corp.                                                         588     36,762
GAS & PIPELINE UTILITIES -- 0.2%
Dynegy, Inc., Class A+                                            471      2,609
El Paso Corp.                                                     925     12,617
KeySpan Corp.                                                     218      8,969
Kinder Morgan, Inc.                                               141     14,784
Nicor, Inc.                                                        56      2,395

                                                                       VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
Peoples Energy Corp.                                           48   $     1,951
Williams Cos., Inc.                                           775        18,499
TELEPHONE -- 1.1%
AT&T, Inc.                                                 12,586       409,800
Bharti Tele- Ventures, Ltd.+                               10,416       112,670
Windstream Corp.                                              591         7,795
                                                                    -----------
                                                                        991,138
                                                                    -----------
TOTAL COMMON STOCK (cost $41,937,542)                                47,033,247
                                                                    -----------

EXCHANGE TRADED FUNDS -- 1.0%
--------------------------------------------------------------------------------
FINANCE -- 1.0%
FINANCIAL SERVICES -- 1.0%
SPDR Trust, Series 1 (cost $485,620)                        3,700       494,246
                                                                    -----------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $42,423,162)             47,527,493
                                                                    -----------

SHORT-TERM INVESTMENT SECURITIES -- 1.1%
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 1.1%
T. Rowe Price Reserve Investment Fund                     518,003       518,003
                                                                    -----------

                                                        PRINCIPAL
                                                          AMOUNT

U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.80% due 12/14/06(1)       $ 30,000        29,712
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $547,708)                  547,715
                                                                    -----------

REPURCHASE AGREEMENTS -- 1.5%
--------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
   interest at 3.65%, dated 09/30/06,  to be
   repurchased 10/02/06 in the amount of $321,098 and
   collateralized by  $250,000 of United States
   Treasury Bonds, bearing interest at 8.13%,
   due 08/15/19  and having an approximate value
   of $332,813.                                           321,000       321,000
State Street Bank & Trust Co. Joint Repurchase
   Agreement(3)                                           408,000       408,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $729,000)                             729,000
                                                                    -----------
TOTAL INVESTMENTS --
   (cost $43,699,870)@                         100.9%                48,804,208
Liabilities in excess of other assets --        (0.9)                  (439,592)
                                               -----                -----------
NET ASSETS --                                  100.0%               $48,364,616
                                               =====                ===========


----------
#    Security represents an investment in an affiliated company; see Note 8.

+    Non-income producing security

@    See Note 3 for cost of investments on a tax basis.

(1) The security was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Consist of more than one class of securities traded together as a unit.

(3)  See Note 2 for details of Joint Repurchase Agreement.

ADR  -- American Depository Receipt

OPEN FUTURES CONTRACTS

NUMBER OF                     EXPIRATION     VALUE AT        VALUE AS OF       UNREALIZED
CONTRACTS   DESCRIPTION          DATE       TRADE DATE   SEPTEMBER 30, 2006   APPRECIATION
------------------------------------------------------------------------------------------
1 Long      S&P 500 Index   December 2006    $327,633         $336,350           $8,717
                                                                                 ======

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                                         10.0%
Banks                                                                       9.6
Energy Sources                                                              6.9
Telecommunications                                                          6.1
Insurance                                                                   5.4
Food, Beverage & Tobacco                                                    4.9
Drugs                                                                       4.7
Multi-Industry                                                              4.7
Broadcasting & Media                                                        4.3
Electric Utilities                                                          3.9
Retail                                                                      3.9
Aerospace & Military Technology                                             2.9
Computers & Business Equipment                                              2.9
Chemicals                                                                   2.7
Energy Services                                                             2.4
Telephone                                                                   2.4
Medical Products                                                            2.1
Machinery                                                                   1.9
Registered Investment Company                                               1.7
Transportation                                                              1.7
Electronics                                                                 1.6
Metals & Minerals                                                           1.6
Household & Personal Products                                               1.5
Business Services                                                           1.3
Leisure & Tourism                                                           1.2
Health Services                                                             1.1
Real Estate Investment Trusts                                               1.1
Entertainment Products                                                      1.0
Forest Products                                                             0.9
Computer Software                                                           0.7
Repurchase Agreements                                                       0.7
Automotive                                                                  0.6
Computer Services                                                           0.5
Electrical Equipment                                                        0.4
U.S. Government Agencies                                                    0.4
Housing & Household Durables                                                0.3
Gas & Pipeline Utilities                                                    0.2
Apparel & Textiles                                                          0.1
Communication Equipment                                                     0.1
                                                                          -----
                                                                          100.4%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                        VALUE
COMMON STOCK -- 96.8%                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.9%
APPAREL & TEXTILES -- 0.1%
Gap, Inc.                                                    2,960   $    56,092
Jones Apparel Group, Inc.                                    1,590        51,580
V.F. Corp.                                                   1,250        91,187
AUTOMOTIVE -- 0.6%
AutoNation, Inc.+                                            2,160        45,144
Cummins, Inc.                                                  740        88,230
Ford Motor Co.                                              55,630       450,047
General Motors Corp.                                         7,980       265,415
Genuine Parts Co.                                           14,920       643,500
Navistar International Corp.+                                  870        22,463
PACCAR, Inc.                                                 3,520       200,710
HOUSING & HOUSEHOLD DURABLES -- 0.3%
D.R. Horton, Inc.                                           26,100       625,095
KB HOME                                                        510        22,338
Leggett & Platt, Inc.                                        2,550        63,827
Pulte Homes, Inc.                                            2,990        95,261
Sherwin-Williams Co.                                           890        49,644
Whirlpool Corp.                                              1,100        92,521
RETAIL -- 3.9%
Avery Dennison Corp.                                        13,730       826,134
Avon Products, Inc.                                         25,070       768,646
Big Lots, Inc.+                                              1,540        30,507
Circuit City Stores, Inc.                                    1,990        49,969
Costco Wholesale Corp.                                       6,600       327,888
CVS Corp.                                                   98,880     3,176,026
Dillard's, Inc., Class A                                       850        27,821
Dollar General Corp.                                         1,540        20,990
Family Dollar Stores, Inc.                                     920        26,901
Federated Department Stores, Inc.                           30,470     1,316,609
Fortune Brands, Inc.                                         7,930       595,622
Home Depot, Inc.                                            24,600       892,242
J.C. Penney Co., Inc.                                        3,160       216,113
Limited Brands, Inc.                                         4,790       126,887
Masco Corp.                                                 12,910       353,992
Nordstrom, Inc.                                              3,220       136,206
Office Depot, Inc.+                                          1,640        65,108
Officemax, Inc.                                              1,050        42,777
RadioShack Corp.                                            15,400       297,220
Staples, Inc.                                                4,100        99,753
SUPERVALU, Inc.                                              2,980        88,357
W.W. Grainger, Inc.                                            660        44,233
Wal-Mart Stores, Inc.                                       20,500     1,011,060
                                                                     -----------
                                                                      13,404,115
                                                                     -----------


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                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 6.4%
FOOD, BEVERAGE & TOBACCO -- 4.9%
Altria Group, Inc.                                          26,520   $ 2,030,106
Anheuser-Busch Cos., Inc.                                   22,700     1,078,477
Archer-Daniels-Midland Co.                                   9,250       350,390
Brown-Forman Corp., Class B                                    400        30,660
Campbell Soup Co.                                           32,200     1,175,300
Coca-Cola Co.                                               35,930     1,605,352
Coca-Cola Enterprises, Inc.                                  3,890        81,029
ConAgra Foods, Inc.                                          7,200       176,256
Constellation Brands, Inc., Class A+                         2,970        85,477
Dean Foods Co.+                                                900        37,818
General Mills, Inc.                                         14,700       832,020
H.J. Heinz Co.                                               2,620       109,857
Hershey Foods Corp.                                            890        47,571
Kellogg Co.                                                 19,300       955,736
Kroger Co.                                                   4,690       108,527
McCormick & Co., Inc.                                       11,700       444,366
Molson Coors Brewing Co., Class B                              640        44,096
Pepsi Bottling Group, Inc.                                     790        28,045
PepsiCo, Inc.                                               19,800     1,292,148
Reynolds American, Inc.                                      2,420       149,967
Safeway, Inc.                                               55,970     1,698,689
Sara Lee Corp.                                              14,950       240,246
Sysco Corp.                                                  8,700       291,015
Tyson Foods, Inc., Class A                                   3,550        56,374
UST, Inc.                                                    8,400       460,572
HOUSEHOLD & PERSONAL PRODUCTS -- 1.5%
Alberto-Culver Co., Class B                                    410        20,742
Colgate-Palmolive Co.                                       19,200     1,192,320
Estee Lauder Cos., Inc., Class A                               550        22,182
Kimberly-Clark Corp.                                        27,270     1,782,367
Newell Rubbermaid, Inc.                                     35,810     1,014,139
                                                                     -----------
                                                                      17,441,844
                                                                     -----------
ENERGY -- 9.3%
ENERGY SERVICES -- 2.4%
Baker Hughes, Inc.                                           1,620       110,484
CONSOL Energy, Inc.                                          1,400        44,422
Duke Energy Corp.                                           47,420     1,432,084
Halliburton Co.                                              9,450       268,853
Hess Corp.                                                  22,860       946,861
Noble Corp.                                                    680        43,642
Rowan Cos., Inc.                                               810        25,620
SCANA Corp.                                                 16,300       656,401
Schlumberger, Ltd.                                          20,620     1,279,059
Sempra Energy                                                3,680       184,920
Smith International, Inc.                                    1,440        55,872
Southern Co.                                                10,470       360,796
Sunoco, Inc.                                                 1,840       114,430
TECO Energy, Inc.                                           13,650       213,623
Weatherford International, Ltd.+                             2,100        87,612
Xcel Energy, Inc.                                           33,630       694,459


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                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 6.9%
Anadarko Petroleum Corp.                                    14,500   $   635,535
BP PLC Sponsored ADR                                        12,104       793,781
Chevron Corp.                                               39,998     2,594,270
ConocoPhillips                                              34,040     2,026,401
Exxon Mobil Corp.                                          113,792     7,635,443
GlobalSantaFe Corp.                                         13,000       649,870
Marathon Oil Corp.                                           5,050       388,345
Murphy Oil Corp.                                            14,420       685,671
National-Oilwell Varco, Inc.+                               13,790       807,405
Occidental Petroleum Corp.                                  46,330     2,228,936
Transocean, Inc.+                                            2,710       198,453
XTO Energy, Inc.                                             4,500       189,585
                                                                     -----------
                                                                      25,352,833
                                                                     -----------
FINANCE -- 24.2%
BANKS -- 9.6%
AmSouth Bancorp                                              4,830       140,263
Bank of America Corp.                                      127,654     6,838,425
Bank of Ireland                                              1,700        33,262
Bank of New York Co., Inc.                                  36,460     1,285,579
BB&T Corp.                                                   7,570       331,414
Comerica, Inc.                                               2,290       130,347
Compass Bancshares, Inc.                                     1,830       104,273
Fifth Third Bancorp                                         29,800     1,134,784
Golden West Financial Corp.                                 19,300     1,490,925
Huntington Bancshares, Inc.                                  3,350        80,165
KeyCorp                                                      5,690       213,034
M&T Bank Corp.                                                 550        65,978
Marshall & Ilsley Corp.                                      1,900        91,542
Mercantile Bankshares Corp.                                  7,300       264,771
National City Corp.                                         18,230       667,218
North Fork Bancorp., Inc.                                    6,570       188,165
Northern Trust Corp.                                         1,400        81,802
PNC Financial Services Group, Inc.                          15,950     1,155,418
Regions Financial Corp.                                      6,410       235,824
Sovereign Bancorp, Inc.                                      5,060       108,841
State Street Corp.                                          14,710       917,904
SunTrust Banks, Inc.                                        23,196     1,792,587
Synovus Financial Corp.                                      2,240        65,789
U.S. Bancorp                                                49,360     1,639,739
UBS AG                                                      20,700     1,227,717
Wachovia Corp.                                              22,420     1,251,036
Washington Mutual, Inc.                                     19,840       862,445
Wells Fargo & Co.                                          102,190     3,697,234
Zions Bancorp                                                  860        68,637
FINANCIAL SERVICES -- 9.2%
Ameriprise Financial, Inc.                                   1,240        58,156
Bear Stearns Co., Inc.                                       1,700       238,170
Charles Schwab Corp.                                        57,690     1,032,651
CIT Group, Inc.                                              2,800       136,164
Citigroup, Inc.                                            140,526     6,979,926


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                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
E*TRADE Financial Corp.+                                     2,350   $    56,212
Fannie Mae                                                  15,630       873,873
First Horizon National Corp.                                 1,750        66,518
Franklin Resources, Inc.                                     1,010       106,808
Goldman Sachs Group, Inc.                                   15,490     2,620,443
H&R Block, Inc.                                             25,800       560,892
J.P. Morgan Chase & Co.                                    133,072     6,249,061
Janus Capital Group, Inc.                                    7,100       140,012
Lehman Brothers Holdings, Inc.                               4,700       347,142
Mellon Financial Corp.                                      31,240     1,221,484
Merrill Lynch & Co., Inc.                                   17,300     1,353,206
Moody's Corp.                                                1,800       117,684
Morgan Stanley                                              36,420     2,655,382
T. Rowe Price Group, Inc.                                    1,550        74,168
INSURANCE -- 5.4%
ACE, Ltd.                                                   34,090     1,865,746
AFLAC, Inc.                                                  2,520       115,315
Allstate Corp.                                              29,880     1,874,372
American International Group, Inc.#                         15,390     1,019,741
Aon Corp.                                                    4,440       150,383
Chubb Corp.                                                 53,090     2,758,556
CIGNA Corp.                                                    750        87,240
Cincinnati Financial Corp.                                   1,390        66,803
Genworth Financial, Inc., Class A                            6,420       224,764
Hartford Financial Services Group, Inc.                      4,290       372,158
Lincoln National Corp.                                      17,726     1,100,430
Loews Corp.                                                  6,450       244,455
Marsh & McLennan Cos., Inc.                                 55,020     1,548,813
MBIA, Inc.                                                     990        60,826
MetLife, Inc.                                               10,710       607,043
Principal Financial Group, Inc.                              3,800       206,264
Prudential Financial, Inc.                                   3,220       245,525
SAFECO Corp.                                                 1,640        96,645
St. Paul Travelers Cos., Inc.                               26,594     1,246,993
Torchmark Corp.                                                670        42,284
UnumProvident Corp.(3)(4)                                   34,630       671,476
XL Capital, Ltd.                                             2,540       174,498
                                                                     -----------
                                                                      65,833,400
                                                                     -----------
HEALTHCARE -- 7.9%
DRUGS -- 4.7%
Abbott Laboratories                                         46,090     2,238,130
Bristol-Myers Squibb Co.                                    60,890     1,517,379
Eli Lilly & Co.                                             19,500     1,111,500
Genzyme Corp.+                                               1,440        97,157
Merck & Co., Inc.                                           53,480     2,240,812
Pfizer, Inc.                                                78,665     2,230,939
Schering-Plough Corp.                                       19,400       428,546
Wyeth                                                       55,900     2,841,956


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
                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 1.1%
Aetna, Inc.                                                 25,610   $ 1,012,875
HCA, Inc.                                                    2,810       140,191
Medco Health Solutions, Inc.+                                1,950       117,215
Tenet Healthcare Corp.+                                      6,650        54,131
Wellpoint, Inc.+                                            19,740     1,520,967

MEDICAL PRODUCTS -- 2.1%
Bausch & Lomb, Inc.                                            420        21,055
Baxter International, Inc.                                  44,120     2,005,695
Beckman Coulter, Inc.                                       13,200       759,792
Biogen Idec, Inc.+                                           2,670       119,296
Boston Scientific Corp.+                                    85,100     1,258,629
Johnson & Johnson                                           15,500     1,006,570
McKesson Corp.                                               4,220       222,478
MedImmune, Inc.+                                            13,600       397,256
                                                                     -----------
                                                                      21,342,569
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 12.9%
AEROSPACE & MILITARY TECHNOLOGY -- 2.9%
Boeing Co.                                                   6,840       539,334
General Dynamics Corp.                                      30,100     2,157,267
Goodrich Corp.                                              21,760       881,715
Lockheed Martin Corp.                                       19,920     1,714,315
Northrop Grumman Corp.                                       4,860       330,820
Raytheon Co.                                                21,530     1,033,656
Rockwell Automation, Inc.                                    1,410        81,921
Textron, Inc.                                                1,780       155,750
United Technologies Corp.                                   14,260       903,371
BUSINESS SERVICES -- 1.3%
Allied Waste Industries, Inc.+                               3,580        40,347
Applera Corp. - Applied Biosystems Group                       980        32,448
Automatic Data Processing, Inc.                              2,820       133,499
Convergys Corp.+                                             1,140        23,541
Eastman Kodak Co.                                           32,450       726,880
Fluor Corp.                                                  1,240        95,343
Ingersoll-Rand Co., Inc., Class A                            4,540       172,429
Interpublic Group Cos., Inc.+                                3,980        39,402
Monsanto Co.                                                 4,820       226,588
Monster Worldwide, Inc.+                                     1,120        40,533
Pall Corp.                                                  20,260       624,210
R.R. Donnelley & Sons Co.                                    3,050       100,528
Robert Half International, Inc.                              1,140        38,726
Waste Management, Inc.                                      24,060       882,521
Xerox Corp.+                                                13,800       214,728
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.                              1,200        26,352
Eaton Corp.                                                  7,220       497,097
Emerson Electric Co.                                         5,750       482,195
Johnson Controls, Inc.                                       2,760       198,002


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

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 1.9%
Caterpillar, Inc.                                           32,650   $ 2,148,370
Deere & Co.                                                 22,460     1,884,619
Dover Corp.                                                  2,870       136,153
Illinois Tool Works, Inc.                                    7,180       322,382
Parker-Hannifin Corp.                                        1,700       132,141
Precision Castparts Corp.                                    8,900       562,124
Snap-On, Inc.                                                  820        36,531
Stanley Works                                                1,140        56,829
MULTI-INDUSTRY -- 4.7%
3M Co.                                                      14,850     1,105,137
American Standard Cos., Inc.                                22,210       932,154
General Electric Co.                                       214,100     7,557,730
Honeywell International, Inc.                               41,550     1,699,395
Tyco International, Ltd.                                    54,210     1,517,338
TRANSPORTATION -- 1.7%
Burlington Northern Santa Fe Corp.                           5,100       374,544
CSX Corp.                                                    6,260       205,516
FedEx Corp.                                                  2,330       253,224
Norfolk Southern Corp.                                      15,340       675,727
Ryder System, Inc.                                             870        44,962
Union Pacific Corp.                                         18,000     1,584,000
United Parcel Service, Inc.                                 19,140     1,376,931
                                                                     -----------
                                                                      34,999,325
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 6.5%
BROADCASTING & MEDIA -- 4.3%
CBS Corp., Class B                                          29,860       841,156
Comcast Corp., Class A+                                     83,372     3,072,258
Dow Jones & Co., Inc.                                       19,300       647,322
E.W. Scripps Co., Class A                                      510        24,444
Gannett Co., Inc.                                            8,600       488,738
McGraw-Hill Cos., Inc.                                       2,080       120,702
Meredith Corp.                                                 250        12,333
New York Times Co., Class A                                 35,770       821,995
News Corp., Class A                                         32,950       647,468
Time Warner, Inc.                                          148,480     2,706,790
Tribune Co.                                                 39,790     1,301,929
Viacom, Inc., Class B+                                      24,000       892,320
ENTERTAINMENT PRODUCTS -- 1.0%
Hasbro, Inc.                                                 2,310        52,552
Mattel, Inc.                                                51,830     1,021,051
Walt Disney Co.                                             57,880     1,789,071
LEISURE & TOURISM -- 1.2%
AMR Corp.+                                                  28,600       661,804
Brunswick Corp.                                              1,310        40,859
Carnival Corp.(2)                                            2,390       112,402
Harrah's Entertainment, Inc.                                   920        61,116
Hilton Hotels Corp.                                          2,880        80,208
Marriott International, Inc., Class A                        2,620       101,237


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

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
McDonald's Corp.                                            30,930   $ 1,209,981
Sabre Holdings Corp., Class A                                1,860        43,505
Southwest Airlines Co.                                      46,810       779,855
Wyndham Worldwide Corp.+                                     1,890        52,863
                                                                     -----------
                                                                      17,583,959
                                                                     -----------
INFORMATION TECHNOLOGY -- 11.9%
COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.                                               9,550       347,142
Symbol Technologies, Inc.                                    3,580        53,199
COMPUTER SERVICES -- 0.5%
Computer Sciences Corp.+                                     2,420       118,871
Electronic Data Systems Corp.                                7,300       178,996
Sun Microsystems, Inc.+                                    221,490     1,100,805
Unisys Corp.+                                                4,850        27,451
COMPUTER SOFTWARE -- 0.7%
BMC Software, Inc.+                                          1,820        49,540
CA, Inc.                                                     3,710        87,890
Compuware Corp.+                                             3,420        26,642
Microsoft Corp.                                             60,600     1,656,198
Novell, Inc.+                                                4,780        29,254
Parametric Technology Corp.                                  1,040        18,158
COMPUTERS & BUSINESS EQUIPMENT -- 2.9%
Apple Computer, Inc.+                                        5,760       443,693
Dell, Inc.+                                                 29,500       673,780
EMC Corp.+                                                 124,900     1,496,302
Hewlett-Packard Co.                                         64,330     2,360,268
International Business Machines Corp.                       12,900     1,057,026
NCR Corp.+                                                   1,600        63,168
Pitney Bowes, Inc.                                          26,950     1,195,771
Sony Corp. Sponsored ADR                                    14,000       565,040
ELECTRONICS -- 1.6%
Advanced Micro Devices, Inc.+                                6,850       170,222
Agilent Technologies, Inc.+                                  3,750       122,588
Altera Corp.+                                                1,930        35,473
Analog Devices, Inc.                                        20,590       605,140
Applied Materials, Inc.                                     53,290       944,832
Freescale Semiconductor, Inc., Class B+                      3,217       122,278
Intel Corp.                                                 60,840     1,251,479
KLA-Tencor Corp.                                             1,260        56,032
LSI Logic Corp.+                                             3,780        31,072
Micron Technology, Inc.+                                    10,290       179,046
Molex, Inc.                                                  1,200        46,764
National Semiconductor Corp.                                 2,310        54,354
Novellus Systems, Inc.+                                      1,010        27,937
PerkinElmer, Inc.                                            1,770        33,506
PMC-Sierra, Inc.+                                            1,740        10,336
Sanmina-SCI Corp.+                                           7,510        28,087
Solectron Corp.+                                            12,900        42,054


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

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Tektronix, Inc.                                                740   $    21,408
Teradyne, Inc.+                                              2,780        36,585
Texas Instruments, Inc.                                     10,810       359,432
Thermo Electron Corp.+                                       1,420        55,849
Xilinx, Inc.                                                 2,160        47,412
TELECOMMUNICATIONS -- 6.1%
ADC Telecommunications, Inc.+                                1,060        15,900
ALLTEL Corp.                                                16,370       908,535
Avaya, Inc.+                                                 6,440        73,674
BellSouth Corp.                                             69,610     2,975,827
CenturyTel, Inc.                                             1,640        65,059
Ciena Corp.                                                    820        22,345
Cisco Systems, Inc.+                                        71,400     1,642,200
Citizens Communications Co.                                  4,520        63,461
Comverse Technology, Inc.+                                   1,600        34,304
Corning, Inc.+                                              13,420       327,582
EchoStar Communications Corp., Class A+                     10,300       337,222
Embarq Corp.+                                                2,100       101,577
JDS Uniphase Corp.+                                         15,210        33,310
Juniper Networks, Inc.+                                      3,430        59,270
Lucent Technologies, Inc.+                                 116,220       271,955
Motorola, Inc.                                              88,940     2,223,500
Nokia Oyj Sponsored ADR                                     37,800       744,282
Qwest Communications International, Inc.+                  127,570     1,112,410
Sprint Corp.                                               117,830     2,020,784
Tellabs, Inc.+                                               6,310        69,158
Verizon Communications, Inc.                                92,522     3,435,342
                                                                     -----------
                                                                      32,368,777
                                                                     -----------
MATERIALS -- 5.2%
CHEMICALS -- 2.7%
Air Products & Chemicals, Inc.                               3,110       206,411
Ashland, Inc.                                                  890        56,764
Chemtura Corp.                                              21,439       185,876
Dow Chemical Co.                                            37,430     1,459,022
du Pont (E.I.) de Nemours & Co.                             65,100     2,788,884
Eastman Chemical Co.                                         1,160        62,663
Hercules, Inc.+                                              7,200       113,544
International Flavors & Fragrances, Inc.                    18,410       727,932
PPG Industries, Inc.                                         2,330       156,296
Praxair, Inc.                                                2,090       123,644
Rohm & Haas Co.                                              2,020        95,647
Royal Dutch Shell PLC, Class A                              20,300     1,341,830
FOREST PRODUCTS -- 0.9%
Bemis Co.                                                    1,480        48,633
International Paper Co.                                     48,198     1,669,097
Louisiana-Pacific Corp.                                      1,480        27,779
MeadWestvaco Corp.                                          18,160       481,421
Pactiv Corp.+                                                  880        25,010
Plum Creek Timber Co., Inc.                                  1,520        51,741

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
MATERIALS (continued)
FOREST PRODUCTS (CONTINUED)
Temple-Inland, Inc.                                          1,530   $    61,353
Weyerhaeuser Co.                                             3,470       213,509
METALS & MINERALS -- 1.6%
Alcoa, Inc.                                                 59,830     1,677,633
Allegheny Technologies, Inc.                                   990        61,568
Cameco Corp.                                                17,400       636,318
Cooper Industries, Ltd., Class A                             6,590       561,600
Freeport-McMoRan Copper & Gold, Inc., Class B                1,390        74,031
Newmont Mining Corp.                                         2,090        89,348
Nucor Corp.                                                  4,350       215,282
Phelps Dodge Corp.                                           2,880       243,936
United States Steel Corp.                                    1,740       100,363
Vulcan Materials Co.                                         8,070       631,477
PLASTIC -- 0.0%
Sealed Air Corp.                                             1,140        61,697
                                                                     -----------
                                                                      14,250,309
                                                                     -----------
REAL ESTATE -- 1.1%
REAL ESTATE COMPANIES -- 0.0%
Realogy Corp.                                                1,540        34,927
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
Apartment Investment & Management Co., Class A               1,370        74,542
Archstone-Smith Trust                                        3,020       164,409
Boston Properties, Inc.                                      1,020       105,407
Equity Office Properties Trust                               4,940       196,414
Equity Residential                                           4,100       207,378
Host Marriott Corp.                                         69,491     1,593,429
Kimco Realty Corp.                                           3,050       130,753
ProLogis                                                     2,180       124,391
Public Storage, Inc.                                           980        84,270
Simon Property Group, Inc.                                   2,870       260,079
Vornado Realty Trust                                           830        90,470
                                                                     -----------
                                                                       3,066,469
                                                                     -----------
UTILITIES -- 6.5%
ELECTRIC UTILITIES -- 3.9%
AES Corp.+                                                   4,660        95,017
Allegheny Energy, Inc.+                                      2,320        93,194
Ameren Corp.                                                 2,900       153,091
American Electric Power Co., Inc.                            5,560       202,217
Centerpoint Energy, Inc.                                     4,400        63,008
CMS Energy Corp.+                                            3,130        45,197
Consolidated Edison, Inc.                                    3,480       160,776
Constellation Energy Group, Inc.                             2,530       149,776
Dominion Resources, Inc.                                    19,030     1,455,605
DTE Energy Co.                                               2,510       104,190
Edison International                                         2,390        99,520
Entergy Corp.                                               17,940     1,403,446
Exelon Corp.                                                24,580     1,488,073

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
FirstEnergy Corp.                                          15,350   $    857,451
FPL Group, Inc.                                            25,200      1,134,000
NiSource, Inc.                                             44,250        961,995
PG&E Corp.                                                  4,910        204,502
Pinnacle West Capital Corp.                                 9,500        427,975
PPL Corp.                                                   5,370        176,673
Progress Energy, Inc.                                      18,370        833,631
Public Service Enterprise Group, Inc.                       3,550        217,224
TXU Corp.                                                   4,230        264,460
GAS & PIPELINE UTILITIES -- 0.2%
Dynegy, Inc., Class A+                                      5,330         29,528
El Paso Corp.                                               9,810        133,808
KeySpan Corp.                                               2,470        101,616
Kinder Morgan, Inc.                                           910         95,414
Nicor, Inc.                                                   630         26,939
Peoples Energy Corp.                                          540         21,951
Williams Cos., Inc.                                         8,400        200,508
TELEPHONE -- 2.4%
AT&T, Inc.                                                186,636      6,076,868
Windstream Corp.                                           19,510        257,337
                                                                    ------------
                                                                      17,534,990
                                                                    ------------
TOTAL COMMON STOCK (cost $230,466,696)                               263,178,590
                                                                    ------------

                                                        PRINCIPAL
BONDS & NOTES -- 0.0%                                    AMOUNT
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Lucent Technologies, Inc. 8.00% due 08/01/31
   (Convertible) (cost $112,792)                        $ 142,000        142,533
                                                                    ------------

EXCHANGE TRADED FUNDS -- 0.8%
--------------------------------------------------------------------------------
FINANCE -- 0.8%
FINANCIAL SERVICES -- 0.8%
iShares S&P 500/Barra Growth Value Index Fund (cost
   $2,131,374)                                             30,000      2,153,400
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost
   $232,710,862)                                                     265,474,523
                                                                    ------------

SHORT-TERM INVESTMENT SECURITIES -- 2.1%
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 1.7%
T. Rowe Price Reserve Investment Fund                   4,702,925      4,702,925
                                                                    ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.4%
Federal Home Loan Bank Cons. Disc. Notes 4.70% due
   10/03/06                                               900,000        899,730
United States Treasury Bills 4.80% due 12/14/06(1)         35,000         34,665
                                                                    ------------
                                                                         934,395
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $5,637,346)               5,637,320
                                                                    ------------

                                                                               PRINCIPAL       VALUE
REPURCHASE AGREEMENTS -- 0.7%                                                    AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $296,090 and collateralized by $230,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of
   $306,188                                                                   $  296,000   $    296,000
UBS Securities, LLC Joint Repurchase Agreement(5)                              1,770,000      1,770,000
                                                                                           ------------
TOTAL REPURCHASE AGREEMENTS (cost $2,066,000)                                                 2,066,000
                                                                                           ------------
TOTAL INVESTMENTS --
   (cost $240,414,208)@                             100.4%                                  273,177,843
Liabilities in excess of other assets--              (0.4)                                   (1,193,696)
                                                    -----                                  ------------
NET ASSETS--                                        100.0%                                 $271,984,147
                                                    =====                                  ============

----------
+    Non-income producing security

@    See Note 3 for cost of investments on a tax basis.

#    Security represents an investment in an affiliated company; see Note 8

(1) The security was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Consist of more than one class of securities traded together as a unit.

(3)  Fair valued security, see Note 2

(4)  Illiquid security

(5)  See Note 2 for details of Joint Repurchase Agreement

ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------------
                                                                                         UNREALIZED
NUMBER OF                             EXPIRATION      VALUE AT        VALUE AS OF       APPRECIATION
CONTRACTS   DESCRIPTION                  DATE        TRADE DATE   SEPTEMBER 30, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
4 Long      S&P Barra Value Index   December  2006    $703,680        $718,200             $14,520
                                                                                           =======

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO                 PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Electronics                                                                 9.3%
Financial Services                                                          6.8
Retail                                                                      6.8
Business Services                                                           5.9
Drugs                                                                       5.7
Leisure & Tourism                                                           5.3
Medical Products                                                            5.0
Health Services                                                             4.9
Computer Software                                                           4.3
Telecommunications                                                          4.2
Computer Services                                                           3.5
Energy Services                                                             3.2
Repurchase Agreements                                                       2.9
Energy Sources                                                              2.8
Apparel & Textiles                                                          2.3
Food, Beverage & Tobacco                                                    2.3
Aerospace & Military Technology                                             1.8
Machinery                                                                   1.8
Banks                                                                       1.6
Broadcasting & Media                                                        1.6
Communication Equipment                                                     1.5
Internet Software                                                           1.4
Metals & Minerals                                                           1.4
Automotive                                                                  1.3
Internet Content                                                            1.3
Transportation                                                              1.3
Housing & Household Durables                                                1.0
Computer & Business Equipment                                               0.9
Entertainements Products                                                    0.9
Gas & Pipelines Utilities                                                   0.9
Insurance                                                                   0.9
Chemicals                                                                   0.7
Electrical Equipment                                                        0.7
Electric Utilities                                                          0.6
Household & Personal Products                                               0.6
Real Estate Investment Trusts                                               0.6
U.S Government Agencies                                                     0.5
Education                                                                   0.4
Multi-Industry                                                              0.3
Real Estate Companies                                                       0.3
Forest Products                                                             0.1
Plastic                                                                     0.1
Registered Investment Company                                               0.1
                                                                           ----
                                                                           99.8%
                                                                           ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                        VALUE
COMMON STOCK -- 94.3%                                        SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.4%
APPAREL & TEXTILES -- 2.3%
Cintas Corp.                                                  8,214   $  335,378
Coach, Inc.+                                                 37,060    1,274,864
Crocs, Inc.                                                  15,300      519,435
Foot Locker, Inc.                                               409       10,327
Hanesbrands, Inc.                                             1,163       26,179
Polo Ralph Lauren Corp.                                       1,421       91,925
Tween Brands, Inc.                                           34,000    1,278,400
AUTOMOTIVE -- 1.3%
Advanced Auto Parts, Inc.+                                    7,112      234,269
AutoZone, Inc.+                                               1,272      131,398
BorgWarner, Inc.                                                100        5,717
Carmax, Inc.+                                                 2,450      102,189
Cummins, Inc.                                                   882      105,161
Goodyear Tire & Rubber Co.+                                   4,125       59,813
Harley-Davidson, Inc.                                        13,453      844,176
O'Reilly Automotive, Inc.+                                    9,235      306,694
PACCAR, Inc.                                                  3,428      195,465
United Auto Group, Inc.                                         146        3,416
HOUSING & HOUSEHOLD DURABLES -- 1.0%
Beazer Homes USA, Inc.                                          474       18,505
Black & Decker Corp.                                          1,626      129,023
Centex Corp.                                                  3,585      188,643
D.R. Horton, Inc.                                             3,915       93,764
KB HOME                                                       3,171      138,890
Leggett & Platt, Inc.                                         2,338       58,520
Lennar Corp., Class A                                         5,179      234,350
MDC Holdings, Inc.                                              355       16,490
Meritage Corp.+                                               1,400       58,254
Mohawk Industries, Inc.+                                        143       10,646
NVR, Inc.+                                                      108       57,780
Pulte Homes, Inc.                                             5,256      167,456
Ryland Group, Inc.                                              384       16,593
Sherwin-Williams Co.                                          1,600       89,248
Standard Pacific Corp.                                          589       13,841
Toll Brothers, Inc.+                                          3,981      111,786
Walter Industries, Inc.                                       1,013       43,235
Winnebago Industries, Inc.                                    3,900      122,382
RETAIL -- 6.8%
Abercrombie & Fitch Co., Class A                              2,047      142,226
American Eagle Outfitters, Inc.                               2,656      116,412
AnnTaylor Stores Corp.+                                       1,561       65,343
Avery Dennison Corp.                                          3,695      222,328
Avon Products, Inc.                                          22,481      689,267

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Barnes & Noble, Inc.                                           278   $    10,547
Bed Bath & Beyond, Inc.+                                    15,669       599,496
CDW Corp.                                                    3,368       207,738
Chico's FAS, Inc.+                                           4,169        89,759
Children's Place Retail Stores, Inc.+                        7,900       505,837
Circuit City Stores, Inc.                                    3,771        94,690
Claire's Stores, Inc.                                        2,303        67,155
Coldwater Creek, Inc.+                                       1,391        40,005
Dick's Sporting Goods, Inc.+                                25,350     1,153,932
Dollar General Corp.                                        15,886       216,526
Dollar Tree Stores, Inc.+                                      260         8,050
Family Dollar Stores, Inc.                                   6,834       199,826
Fortune Brands, Inc.                                         1,171        87,954
Fred's, Inc.                                                 5,600        70,672
GameStop Corp., Class A+                                    12,028       556,656
HNI Corp.                                                    2,606       108,357
J.C. Penney Co., Inc.                                        5,460       373,409
Kohl's Corp.+                                               14,200       921,864
Limited Brands, Inc.                                         7,940       210,331
Masco Corp.                                                  5,603       153,634
Men's Wearhouse, Inc.+                                       2,250        83,723
Michaels Stores, Inc.                                        3,074       133,842
MSC Industrial Direct Co., Inc., Class A                       880        35,851
Nordstrom, Inc.                                              5,493       232,354
Office Depot, Inc.+                                          6,697       265,871
Petsmart, Inc.                                              10,060       279,165
RadioShack Corp.                                             2,406        46,436
Ross Stores, Inc.                                            7,540       191,591
Staples, Inc.                                               26,650       648,395
Tiffany & Co.                                               10,104       335,453
TJX Cos., Inc.                                              23,860       668,796
Tractor Supply Co.+                                            836        40,345
Urban Outfitters, Inc.+                                      7,271       128,624
W.W. Grainger, Inc.                                          4,976       333,492
Williams-Sonoma, Inc.+                                       8,138       263,590
                                                                     -----------
                                                                      17,693,754
                                                                     -----------
CONSUMER STAPLES -- 2.9%
FOOD, BEVERAGE & TOBACCO -- 2.3%
Aqua America, Inc.                                           1,812        39,755
Brown-Forman Corp., Class B                                  1,435       109,993
Campbell Soup Co.                                            3,184       116,216
Constellation Brands, Inc., Class A+                           828        23,830
H.J. Heinz Co.                                               4,429       185,708
Hansen Natural Corp.+                                       17,220       559,306
Hershey Foods Corp.                                          7,209       385,321
Kroger Co.+                                                  2,103        48,663
McCormick & Co., Inc.                                        5,933       225,335
OSI Restaurant Partners, Inc.                                2,922        92,657
Pepsi Bottling Group, Inc.                                   1,653        58,682
Sara Lee Corp.                                               9,306       149,547
Tim Hortons, Inc.                                            3,878       101,991
Tomtom NV                                                   12,884       541,917

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
UST, Inc.                                                     2,089   $  114,540
Whole Foods Market, Inc.                                      3,261      193,801
Wm. Wrigley Jr. Co.                                          11,414      525,729
HOUSEHOLD & PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co., Class B                                     386       19,528
Church & Dwight, Inc.                                         1,505       58,860
Estee Lauder Cos., Inc., Class A                              2,894      116,715
Hengan International Group Co., Ltd.                        278,000      597,347
Jarden Corp.+                                                   557       18,364
Newell Rubbermaid, Inc.                                       3,962      112,204
Scotts Miracle-Gro Co., Class A                                 819       36,437
OIL & GAS -- 0.0%
Burger King Holdings, Inc.                                      582        9,289
                                                                      ----------
                                                                       4,441,735
                                                                      ----------
EDUCATION -- 0.4%
EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                  5,065      249,401
Career Education Corp.+                                       2,273       51,143
ITT Educational Services, Inc.+                               3,118      206,723
Laureate Education, Inc.+                                       856       40,968
Universal Technical Institute, Inc.+                          2,900       51,881
                                                                      ----------
                                                                         600,116
                                                                      ----------
ENERGY -- 5.4%
ENERGY SERVICES -- 2.6%
Bill Barrett Corp.+                                           9,300      228,408
BJ Services Co.                                              16,983      511,698
Cheniere Energy, Inc.+                                        1,276       37,910
CONSOL Energy, Inc.                                          12,864      408,175
Dresser-Rand Group, Inc.                                        728       14,851
Helix Energy Solutions Group, Inc.+                           6,003      200,500
Nabors Industries, Ltd.                                       4,100      121,975
Oceaneering International, Inc.+                              1,251       38,531
Patterson-UTI Energy, Inc.                                    3,992       94,850
Pride International, Inc.+                                    3,064       84,015
Rowan Cos., Inc.                                              2,388       75,532
Smith International, Inc.                                    16,480      639,424
Southwestern Energy Co.+                                      3,902      116,553
St. Mary Land & Exploration Co.                               1,330       48,824
Sunoco, Inc.                                                  1,550       96,394
Suntech Power Holdings Co., Ltd. ADR                         24,900      643,167
Superior Energy Services, Inc.+                               1,857       48,765
TETRA Technologies, Inc.+                                     1,662       40,154
Tidewater, Inc.                                                 814       35,971
Todco+                                                        1,439       49,789
Unit Corp.+                                                   1,077       49,510
W&T Offshore, Inc.                                              467       13,641
Weatherford International, Ltd.+                              9,200      383,824

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 2.8%
Cabot Oil & Gas Corp.                                         5,800   $  277,994
Core Laboratories NV                                          1,700      108,460
Covanta Holding Corp.+                                        2,654       57,141
Denbury Resources, Inc.+                                      2,771       80,082
Diamond Offshore Drilling, Inc.                              11,873      859,249
ENSCO International, Inc.                                     3,579      156,868
Evergreen Solar, Inc.+                                       44,900      372,670
FMC Technologies, Inc.+                                       1,591       85,437
Foundation Coal Holdings, Inc.                               10,260      332,116
Frontier Oil Corp.                                            1,418       37,691
Global Industries, Ltd.+                                      2,055       31,976
Grant Prideco, Inc.+                                         12,247      465,753
Helmerich & Payne, Inc.                                       2,446       56,331
Holly Corp.                                                   1,118       48,443
Mariner Energy, Inc.                                          5,700      104,709
Massey Energy Co.                                             1,908       39,954
Murphy Oil Corp.                                              5,800      275,790
National-Oilwell Varco, Inc.+                                 3,804      222,724
NRG Energy, Inc.+                                               953       43,171
Plains Exploration & Production Co.+                          1,832       78,611
Quicksilver Resources, Inc.+                                  1,456       46,446
Range Resources Corp.                                         3,210       81,020
Ultra Petroleum Corp.+                                        5,300      254,983
XTO Energy, Inc.                                              6,833      287,874
                                                                      ----------
                                                                       8,387,954
                                                                      ----------
FINANCE -- 7.9%
BANKS -- 1.6%
BANK OF HAWAII CORP.                                            768       36,987
City National Corp.                                           1,000       67,060
Commerce Bancorp, Inc.                                        4,287      157,376
Cullen/Frost Bankers, Inc.                                      527       30,471
East-West Bancorp, Inc.                                       5,003      198,169
Hudson City Bancorp, Inc.                                     6,721       89,053
Investors Financial Services Corp.                            8,530      367,473
Northern Trust Corp.                                         11,796      689,240
Peoples Bank                                                  1,358       53,790
State Street Corp.                                            3,800      237,120
SVB Financial Group+                                          2,300      102,672
Synovus Financial Corp.                                      10,098      296,578
TCF Financial Corp.                                           1,167       30,681
UCBH Holdings, Inc.                                           4,400       76,824
FINANCIAL SERVICES -- 5.4%
Affiliated Managers Group, Inc.+                              1,629      163,079
AmeriCredit Corp.+                                              726       18,143
BlackRock, Inc., Class A                                      2,061      307,089
CapitalSource, Inc.+                                          1,413       36,484
CBOT Holdings, Inc., Class A+                                 4,329      522,900
Charles Schwab Corp.                                          6,800      121,720
Chicago Merchantile Exchange Holdings, Inc.                   1,000      478,250
Dun & Bradstreet Corp.+                                       3,843      288,187

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
E*TRADE Financial Corp.+                                    40,971   $   980,026
Eaton Vance Corp.                                            9,892       285,483
Equifax, Inc.                                                6,081       223,233
Federated Investors, Inc., Class B                           5,081       171,789
Fidelity National Information Services, Inc.                 3,534       130,758
First Horizon National Corp.                                 1,600        60,816
First Marblehead Corp.                                         711        49,244
H&R Block, Inc.                                             11,944       259,663
IndyMac Bancorp, Inc.                                          331        13,624
IntercontinentalExchange, Inc.+                                475        35,658
Investment Technology Group, Inc.+                           1,007        45,063
Janus Capital Group, Inc.                                    8,783       173,201
Lazard, Ltd.                                                 2,100        83,958
Legg Mason, Inc.                                             3,365       339,394
Mellon Financial Corp.                                       5,400       211,140
MoneyGram International, Inc.                               11,972       347,906
Moody's Corp.                                                6,700       438,046
Nasdaq Stock Market, Inc.+                                  23,200       701,568
Nelnet, Inc., Class A+                                         392        12,050
Nuveen Investments, Inc., Class A                           18,944       970,501
NYSE Group, Inc.                                             1,843       137,764
OptionsXpress Holdings, Inc.                                 3,400        94,792
T. Rowe Price Group, Inc.                                    6,181       295,761
TD Ameritrade Holding Corp.                                 23,052       434,530
INSURANCE -- 0.9%
Ambac Financial Group, Inc.                                  1,709       141,420
Arch Capital Group, Ltd.+                                    2,900       184,121
Arthur J. Gallagher & Co.                                      682        18,189
Axis Capital Holdings, Ltd.                                  2,600        90,194
Brown & Brown, Inc.                                          7,414       226,572
CIGNA Corp.                                                  1,500       174,480
CNA Financial Corp.+                                            62         2,233
HCC Insurance Holdings, Inc.                                 1,403        46,130
Markel Corp.+                                                  341       140,035
Marsh & McLennan Cos., Inc.                                  3,200        90,080
MBIA, Inc.                                                   1,600        98,304
Philadelphia Consolidated Holding Co.+                       1,057        42,047
Transatlantic Holdings, Inc.                                   226        13,653
W.R. Berkley Corp.                                           2,028        71,771
Willis Group Holdings, Ltd.                                  2,700       102,600
                                                                     -----------
                                                                      12,307,143
                                                                     -----------
HEALTHCARE -- 15.6%
DRUGS -- 5.7%
Abraxis Bioscience, Inc.                                       595        16,529
Alkermes, Inc.+                                             29,100       461,235
Allergan, Inc.                                               7,140       804,035
Amylin Pharmaceuticals, Inc.+                               20,184       889,509
Auxilium Pharmaceuticals, Inc.+                             58,800       595,056
Barr Pharmaceuticals, Inc.+                                  2,471       128,344
Cephalon, Inc.+                                              4,514       278,739
CV Therapeutics, Inc.+                                      35,800       398,812

                                                                        VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Digene Corp.+                                                11,700   $  504,855
Elan Corp. PLC ADR+                                          40,200      618,276
Endo Pharmaceuticals Holdings, Inc.+                          3,097      100,807
Forest Laboratories, Inc.+                                    7,585      383,877
Genzyme Corp.+                                                2,300      155,181
Hospira, Inc.+                                                3,636      139,150
ImClone Systems, Inc.+                                        1,618       45,822
Integra LifeSciences Holdings Corp.+                          1,400       52,472
Invitrogen Corp.+                                             2,048      129,864
Kos Pharmaceuticals, Inc.+                                      387       19,125
Martek Biosciences Corp.+                                     2,200       47,322
Millennium Pharmaceuticals, Inc.+                            12,242      121,808
Mylan Laboratories, Inc.                                      4,893       98,496
Myogen, Inc.+                                                 2,900      101,732
Neurocrine Biosciences, Inc.+                                 7,200       77,400
Omnicare, Inc.                                                3,065      132,071
OSI Pharmaceuticals, Inc.+                                    2,800      105,084
Pharmaceutical Product Development, Inc.+                    20,951      747,741
Sepracor, Inc.+                                               6,331      306,674
Shionogi & Co., Ltd.+                                        21,000      385,778
Theravance, Inc.+                                             3,300       89,232
Vertex Pharmaceuticals, Inc.+                                24,422      821,800
HEALTH SERVICES -- 4.9%
Brookdale Senior Living, Inc.+                                  283       13,137
Cerner Corp.+                                                12,497      567,364
Charles River Laboratories International, Inc.+               2,704      117,381
Community Health Systems, Inc.+                               1,396       52,141
Covance, Inc.+                                               23,217    1,541,144
Coventry Health Care, Inc.+                                  10,586      545,391
Dade Behring Holdings, Inc.                                   4,429      177,869
Emdeon Corp.+                                                 6,387       74,792
Express Scripts, Inc.+                                        6,284      474,379
Health Management Associates, Inc., Class A                   4,140       86,526
Health Net, Inc.+                                             2,472      107,581
Healthways, Inc.+                                             1,700       75,820
Henry Schein, Inc.+                                           5,556      278,578
Humana, Inc.+                                                 9,132      603,534
IMS Health, Inc.                                              3,324       88,551
Intuitive Surgical, Inc.+                                       851       89,738
Laboratory Corp. of America Holdings+                         6,602      432,893
LifePoint Hospitals, Inc.+                                    2,671       94,340
Lincare Holdings, Inc.+                                       7,426      257,237
Manor Care, Inc.                                              7,539      394,139
Medco Health Solutions, Inc.+                                 4,600      276,506
Patterson Cos., Inc.+                                         5,727      192,484
PDL BioPharma, Inc.+                                          6,264      120,269
Pediatrix Medical Group, Inc.+                                1,129       51,482
Qiagen NV+                                                   11,900      188,496
Quest Diagnostics, Inc.                                       7,135      436,377
Sierra Health Services, Inc.+                                 1,303       49,306
Tenet Healthcare Corp.+                                       7,460       60,724
Triad Hospitals, Inc.+                                          336       14,794
Universal Health Services, Inc., Class B                        245       14,683

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
VCA Antech, Inc.+                                            1,934   $    69,740
Weight Watchers International, Inc.+                         1,077        47,754
WellCare Health Plans, Inc.+                                   761        43,095
MEDICAL PRODUCTS -- 5.0%
Advanced Medical Optics, Inc.+                               1,599        63,240
American Medical Systems Holdings, Inc.+                     7,300       134,539
AmerisourceBergen Corp.                                        948        42,850
ArthroCare Corp.+                                            1,900        89,034
AtheroGenics, Inc.+                                          5,900        77,703
Bausch & Lomb, Inc.                                            203        10,176
Beckman Coulter, Inc.                                        1,350        77,706
Becton Dickinson & Co.                                       1,900       134,273
Biomet, Inc.                                                11,227       361,397
C.R. Bard, Inc.                                              5,710       428,250
Celgene Corp.+                                              18,486       800,444
Cooper Cos., Inc.                                              520        27,820
Cytyc Corp.+                                                 2,661        65,141
DaVita, Inc.+                                                6,204       359,025
Decode Genetics, Inc.+                                      15,100        83,050
DENTSPLY International, Inc.                                 7,875       237,116
Edwards Lifesciences Corp.+                                  3,772       175,737
Gen-Probe, Inc.+                                             3,301       154,784
Hillenbrand Industries, Inc.                                   603        34,359
Hologic, Inc.+                                              30,376     1,321,964
IDEXX Laboratories, Inc.+                                      734        66,897
Kinetic Concepts, Inc.+                                      1,021        32,121
Kyphon, Inc.+                                                2,400        89,808
MedImmune, Inc.+                                            12,990       379,438
Nektar Therapeutics+                                         4,900        70,609
ResMed, Inc.+                                                6,855       275,914
Respironics, Inc.+                                          15,692       605,868
St. Jude Medical, Inc.+                                     19,601       691,719
Techne Corp.+                                                4,816       244,942
Varian Medical Systems, Inc.+                                7,158       382,166
Ventana Medical Systems, Inc.+                               2,500       102,075
Zimmer Holdings, Inc.+                                       2,200       148,500
                                                                     -----------
                                                                      24,163,736
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 11.8%
AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
Alliant Techsystems, Inc.+                                     289        23,427
DRS Technologies, Inc.                                         279        12,184
Empresa Brasileira de Aeronautica SA ADR                     6,200       243,474
Gol Linhas Aereas Inteligentes SA ADR                       14,300       491,205
Goodrich Corp.                                               2,685       108,796
Rockwell Automation, Inc.                                    4,132       240,069
Rockwell Collins, Inc.                                      20,382     1,117,749
Textron, Inc.                                                2,828       247,450
TransDigm Group, Inc.+                                      11,000       268,620
BUSINESS SERVICES -- 5.9%
Alliance Data Systems Corp.+                                 1,890       104,309
Allied Waste Industries, Inc.+                                 325         3,663

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Applera Corp. - Applied Biosystems Group                      3,467   $  114,792
ARAMARK Corp., Class B                                        2,756       90,562
Brink's Co.                                                     873       46,321
Cogent, Inc.+                                                 9,300      127,689
Convergys Corp.+                                                179        3,696
Copart, Inc.+                                                 1,647       46,429
Corporate Executive Board Co.                                 5,232      470,409
DeVry, Inc.+                                                  3,000       63,810
Donaldson Co., Inc.                                           1,721       63,505
Fastenal Co.                                                  6,425      247,812
Fluor Corp.                                                   7,038      541,152
Focus Media Holding, Ltd. ADR                                17,100      990,432
Getty Images, Inc.+                                           5,809      288,591
Harsco Corp.                                                    976       75,786
Harte-Hanks, Inc.                                             4,652      122,580
Hewitt Associates, Inc., Class A+                               115        2,790
Interpublic Group Cos., Inc.+                                10,154      100,525
Iron Mountain, Inc.+                                         29,593    1,270,723
Jacobs Engineering Group, Inc.+                               1,364      101,932
Manpower, Inc.                                                4,248      260,275
Monster Worldwide, Inc.+                                     31,177    1,128,296
Pall Corp.                                                    3,220       99,208
Paychex, Inc.                                                16,873      621,770
Pool Corp.                                                    1,232       47,432
Quanta Services, Inc.+                                        1,152       19,423
Republic Services, Inc.                                       2,611      104,988
Ritchie Bros. Auctioneers, Inc.                               4,200      225,162
Robert Half International, Inc.                              11,499      390,621
Stericycle, Inc.+                                            11,330      790,721
URS Corp.+                                                   13,267      515,954
WESCO International, Inc.+                                    1,126       65,342
ELECTRICAL EQUIPMENT -- 0.7%
American Power Conversion Corp.                               7,044      154,686
Ametek, Inc.                                                  6,250      272,187
Hubbell, Inc., Class B                                          399       19,112
Jabil Circuit, Inc.+                                         12,347      352,754
Roper Industries, Inc.                                        6,321      282,802
MACHINERY -- 1.8%
AGCO Corp.+                                                     143        3,625
Cameron International Corp.                                  11,788      569,478
Dover Corp.                                                   4,247      201,478
Flowserve Corp.+                                                199       10,067
Gardner Denver, Inc.+                                         1,219       40,324
Graco, Inc.                                                   7,593      296,583
IDEX Corp.                                                    2,942      126,653
JLG Industries, Inc.                                          2,475       49,030
Joy Global, Inc.                                              8,277      311,298
Lincoln Electric Holdings, Inc.                                 988       53,797
Manitowoc Co., Inc.                                           1,425       63,826
Mettler-Toledo International, Inc.+                             949       62,776
Parker-Hannifin Corp.                                         1,196       92,965

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Pentair, Inc.                                                  894   $    23,414
Precision Castparts Corp.                                    8,645       546,018
Snap-On, Inc.                                                  170         7,573
Stanley Works                                                1,324        66,001
Terex Corp.+                                                 1,108        50,104
Toro Co.                                                       992        41,833
Zebra Technologies Corp., Class A+                           3,347       119,622
MULTI-INDUSTRY -- 0.3%
American Standard Cos., Inc.                                 4,146       174,008
Eagle Materials, Inc.                                        1,171        39,439
ITT Industries, Inc.                                         5,476       280,755
Trinity Industries, Inc.                                     1,732        55,718
TRANSPORTATION -- 1.3%
C. H. Robinson Worldwide, Inc.                               9,443       420,969
Con Way, Inc.                                                1,204        53,963
CSX Corp.                                                    5,035       165,299
Expeditors International of Washington, Inc.                10,166       453,200
GATX Corp.                                                     551        22,795
J.B. Hunt Transport Services, Inc.                           2,548        52,922
Kansas City Southern+                                          634        17,315
Kirby Corp.+                                                 1,227        38,442
Landstar System, Inc.                                        6,873       293,477
Oshkosh Truck Corp., Class B                                 1,714        86,506
Swift Transportation Co., Inc.+                                574        13,615
UTI Worldwide, Inc.                                         12,300       344,031
                                                                     -----------
                                                                      18,230,134
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 7.8%
BROADCASTING & MEDIA -- 1.6%
Acxiom Corp.                                                 2,018        49,764
Cablevision Systems Corp., Class A+                          2,536        57,593
Citadel Broadcasting Corp.+                                  7,200        67,680
Clear Channel Outdoor Holdings, Inc., Class A               12,223       249,349
Discovery Holding Co.+                                       1,839        26,592
Dow Jones & Co., Inc.                                        1,377        46,185
E.W. Scripps Co., Class A                                    4,053       194,260
John Wiley & Sons, Inc., Class A                             1,030        37,090
Lamar Advertising Co., Class A+                              7,727       412,699
Liberty Global, Inc., Class A+                               3,873        99,691
McClatchy Co., Class A                                         105         4,430
McGraw-Hill Cos., Inc.                                       1,600        92,848
Meredith Corp.                                               2,724       134,375
Omnicom Group, Inc.                                          3,600       336,960
Salem Communications Corp., Class A+                         5,400        61,074
Sirius Satellite Radio, Inc.+                               32,683       127,790
Univision Communications, Inc., Class A+                     3,429       117,752
Washington Post Co., Class B                                    26        19,162
WPP Group PLC ADR                                            4,601       284,020
XM Satellite Radio Holdings, Inc., Class A+                  6,014        77,520
ENTERTAINMENT PRODUCTS -- 0.9%
Dreamworks Animation SKG, Inc., Class A+                     2,795        69,624
Harman International Industries, Inc.                        3,457       288,452

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS (CONTINUED)
International Game Technology                               17,792   $   738,368
Liberty Media Corp.- Interactive                            12,521       255,178
Warner Music Group Corp.                                     1,155        29,972
LEISURE & TOURISM -- 5.3%
AMR Corp.+                                                   3,743        86,613
Boyd Gaming Corp.                                            3,217       123,661
Brinker International, Inc.+                                 1,974        79,138
Brunswick Corp.                                              2,114        65,936
California Pizza Kitchen, Inc.+                             27,200       814,096
Cheesecake Factory, Inc.+                                    4,491       122,110
Choice Hotels International, Inc.                            5,882       240,574
Continental Airlines, Inc., Class B+                         2,041        57,781
Darden Restaurants, Inc.                                     3,450       146,522
Expedia, Inc.+                                                 471         7,385
Harrah's Entertainment, Inc.                                 6,073       403,429
Hilton Hotels Corp.                                         21,552       600,223
Live Nation, Inc.                                           13,000       265,460
Marriott International, Inc., Class A                        8,800       340,032
MGM Mirage, Inc.+                                            2,785       109,980
Panera Bread Co., Class A+                                  17,699     1,030,967
Penn National Gaming, Inc.+                                  1,683        61,463
Regal Entertainment Group, Class A                           1,468        29,096
Royal Caribbean Cruises, Ltd.                                2,500        97,025
Scientific Games Corp., Class A+                             1,540        48,972
Shuffle Master, Inc.+                                        8,975       242,415
SkyWest, Inc.                                               14,500       355,540
Southwest Airlines Co.                                      30,535       508,713
Starwood Hotels & Resorts Worldwide, Inc.(3)                18,812     1,075,858
Station Casinos, Inc.                                        3,778       218,482
Thor Industries, Inc.                                        4,329       178,225
US Airways Group, Inc.+                                      1,416        62,771
Wendy's International, Inc.                                  1,107        74,169
WMS Industries, Inc.+                                        2,800        81,788
Wynn Resorts, Ltd.+                                          4,745       322,707
Yum! Brands, Inc.                                            6,330       329,476
                                                                     -----------
                                                                      12,059,035
                                                                     -----------
INFORMATION TECHNOLOGY -- 26.4%
COMMUNICATION EQUIPMENT -- 1.5%
Marvell Technology Group, Ltd.+                             43,400       840,658
Network Appliance, Inc.+                                    35,709     1,321,590
Symbol Technologies, Inc.                                   14,687       218,249
COMPUTER SERVICES -- 3.5%
Affiliated Computer Services, Inc., Class A+                 1,087        56,372
Autodesk, Inc.+                                             34,676     1,206,031
Ceridian Corp.+                                              3,081        68,891
CheckFree Corp.+                                             7,025       290,273
Cognizant Technology Solutions Corp., Class A+              27,304     2,022,134
Digital River, Inc.+                                         3,600       184,032
DST Systems, Inc.+                                           2,976       183,530
Electronic Data Systems Corp.                                6,770       166,000

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
FactSet Research Systems, Inc.                                3,820   $  185,537
Fair Isaac Corp.                                              3,875      141,709
Global Payments, Inc.                                         5,769      253,894
LECG Corp.+                                                   3,500       65,660
Navteq Corp.+                                                10,461      273,137
Reynolds & Reynolds Co., Class A                              1,123       44,370
Synopsys, Inc.+                                               4,001       78,900
VeriSign, Inc.+                                              12,952      261,630
COMPUTER SOFTWARE -- 4.3%
Activision, Inc.+                                            81,381    1,228,853
Adobe Systems, Inc.+                                          5,100      190,995
American Reprographics Co.+                                   3,400      109,004
Avid Technology, Inc.+                                        2,000       72,840
BMC Software, Inc.+                                           4,954      134,848
CA, Inc.                                                      1,617       38,307
Check Point Software Technologies, Ltd.+                      5,750      109,538
ChoicePoint, Inc.+                                            6,336      226,829
Citrix Systems, Inc.+                                         9,540      345,443
Cognos, Inc.+                                                 4,600      167,900
Electronic Arts, Inc.+                                        9,771      544,049
Fiserv, Inc.+                                                 5,939      279,668
Hyperion Solutions Corp.+                                     3,000      103,440
Intuit, Inc.+                                                17,205      552,108
Mastercard, Inc.                                              1,432      100,741
McAfee, Inc.+                                                10,735      262,578
National Instruments Corp.                                    4,958      135,552
Red Hat, Inc.+                                               13,080      275,726
Salesforce.com, Inc.+                                        12,165      436,480
Satyam Computer Services, Ltd. ADR                            5,000      193,450
SEI Investments Co.                                           3,562      200,149
THQ, Inc.+                                                    4,200      122,514
Total System Services, Inc.                                     873       19,931
Verifone Holdings, Inc.+                                     26,004      742,414
COMPUTERS & BUSINESS EQUIPMENT -- 0.9%
Arrow Electronics, Inc.+                                        394       10,808
Cadence Design Systems, Inc.+                                10,023      169,990
Diebold, Inc.                                                 1,257       54,717
Electronics for Imaging, Inc.+                                9,600      219,648
Jack Henry & Associates, Inc.                                 5,600      121,912
Lexmark International, Inc., Class A+                         1,870      107,824
Millipore Corp.+                                              3,038      186,229
NCR Corp.+                                                      890       35,137
Pitney Bowes, Inc.                                            3,033      134,574
SanDisk Corp.+                                                4,546      243,393
Steelcase, Inc., Class A                                      1,397       21,919
Western Digital Corp.+                                        5,137       92,980
ELECTRONICS -- 9.3%
Agere Systems, Inc.+                                          3,942       58,854
Altera Corp.+                                                31,558      580,036
Amphenol Corp., Class A                                       2,085      129,124
Analog Devices, Inc.                                         22,406      658,512

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Avnet, Inc.+                                                  1,378   $   27,036
AVX Corp.                                                       532        9,411
Broadcom Corp., Class A+                                     13,675      414,900
Cree, Inc.+                                                   1,525       30,668
Cymer, Inc.+                                                  2,300      100,993
Cypress Semiconductor Corp.+                                  2,903       51,586
Dolby Laboratories, Inc., Class A+                            5,314      105,483
Energizer Holdings, Inc.+                                     1,154       83,076
Fairchild Semiconductor International, Inc., Class A+         7,155      133,799
Fisher Scientific International, Inc.+                        1,711      133,869
FLIR Systems, Inc.+                                           2,600       70,616
Freescale Semiconductor, Inc., Class B+                       4,344      165,115
Garmin, Ltd.                                                 38,600    1,882,908
Gentex Corp.                                                  7,039      100,024
II-VI, Inc.+                                                  5,000      124,600
Integrated Device Technology, Inc.+                          46,960      754,178
International Rectifier Corp.+                               15,216      530,125
Intersil Corp., Class A                                       6,038      148,233
KLA-Tencor Corp.                                              5,456      242,628
L-3 Communications Holdings, Inc.                            10,204      799,279
Lam Research Corp.+                                           5,673      257,157
Linear Technology Corp.                                      20,367      633,821
LSI Logic Corp.+                                              6,648       54,647
Maxim Integrated Products, Inc.                              20,810      584,137
MEMC Electronic Materials, Inc.+                             36,731    1,345,457
Microchip Technology, Inc.                                   17,940      581,615
Micron Technology, Inc.+                                      7,696      133,910
Molex, Inc.                                                   3,197      124,587
National Semiconductor Corp.                                 22,258      523,731
Novellus Systems, Inc.+                                       1,173       32,445
NVIDIA Corp.+                                                 8,205      242,786
PerkinElmer, Inc.                                             1,527       28,906
PMC-Sierra, Inc.+                                             4,806       28,548
QLogic Corp.+                                                 7,555      142,790
Rambus, Inc.+                                                 1,839       32,072
Sanmina-SCI Corp.+                                            4,961       18,554
Semtech Corp.+                                                5,900       75,284
Silicon Laboratories, Inc.+                                   9,964      309,083
SiRF Technology Holdings, Inc.+                              20,700      496,593
Solectron Corp.+                                              9,488       30,931
Spansion, Inc.                                                  181        3,017
Tektronix, Inc.                                               1,390       40,213
Teradyne, Inc.+                                              16,157      212,626
Thermo Electron Corp.+                                        2,643      103,949
Thomas & Betts Corp.+                                         1,453       69,323
Trimble Navigation, Ltd.+                                     1,272       59,886
Vishay Intertechnology, Inc.+                                   823       11,555
Waters Corp.+                                                 6,209      281,144
Xilinx, Inc.                                                 26,796      588,172
INTERNET CONTENT -- 1.3%
Amazon.com, Inc.+                                            11,165      358,620
Baidu com, Inc. ADR                                          10,000      875,400

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES    (NOTE 2)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
Ctrip. com International, Ltd.  ADR                         16,100   $   723,695
Nutri/Systems, Inc.+                                           747        46,530
WebMD Health Corp.+                                            164         5,632
INTERNET SOFTWARE -- 1.4%
Akamai Technologies, Inc.+                                   3,596       179,764
BEA Systems, Inc.+                                           9,067       137,818
Equinix, Inc.+                                              15,700       943,570
F5 Networks, Inc.+                                           2,544       136,664
Redback Networks, Inc.+                                     41,900       581,572
SINA Corp.+                                                  4,400       110,660
Websense, Inc.+                                              4,800       103,728
TELECOMMUNICATIONS -- 4.2%
ADC Telecommunications, Inc.+                                2,418        36,270
Amdocs, Ltd.+                                               33,700     1,334,520
American Tower Corp., Class A+                              53,466     1,951,509
Avaya, Inc.+                                                   838         9,587
Ciena Corp.                                                    429        11,690
Citizens Communications Co.                                  3,109        43,650
Comverse Technology, Inc.+                                   3,780        81,043
Crown Castle International Corp.+                           21,952       773,588
EchoStar Communications Corp., Class A+                      4,790       156,825
Harris Corp.                                                 3,125       139,031
IAC/Interactive Corp.                                        1,646        47,339
JDS Uniphase Corp.+                                         37,992        83,202
Juniper Networks, Inc.+                                     17,584       303,852
Leap Wireless International, Inc.                              396        19,202
Level 3 Communications, Inc.+                               23,276       124,527
Lucent Technologies, Inc.+                                  56,098       131,269
NeuStar, Inc., Class A+                                      5,752       159,618
NII Holdings, Inc.+                                          7,406       460,357
Rogers Communications, Inc., Class B                         3,650       200,276
SBA Communications Corp., Class A+                           9,098       221,354
Telephone & Data Systems, Inc.                               1,365        57,467
Time Warner Telecom, Inc., Class A+                          7,000       133,070
United States Cellular Corp.+                                  214        12,776
West Corp.+                                                    697        33,665
                                                                     -----------
                                                                      40,966,417
                                                                     -----------
MATERIALS -- 2.3%
CHEMICALS -- 0.7%
Air Products & Chemicals, Inc.                                 610        40,486
Airgas, Inc.                                                 1,475        53,351
Cabot Corp.                                                    608        22,618
Celanese Corp.                                                 951        17,023
Ecolab, Inc.                                                11,298       483,780
Huntsman Corp.+                                              1,488        27,082
International Flavors & Fragrances, Inc.                     1,436        56,779
Nalco Holding Co.+                                           2,471        45,763
PPG Industries, Inc.                                           490        32,869
Rohm & Haas Co.                                                558        26,421
ServiceMaster Co.                                            2,043        22,902

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Sigma-Aldrich Corp.                                           1,770   $  133,936
Symyx Technologies, Inc.+                                     2,100       44,499
Valhi, Inc.                                                     170        3,952
Valspar Corp.                                                 5,800      154,280
FOREST PRODUCTS -- 0.1%
Owens-Illinois, Inc.+                                         3,569       55,034
Packaging Corp. of America                                    1,889       43,825
Pactiv Corp.+                                                 3,285       93,360
Rayonier, Inc.                                                  162        6,123
METALS & MINERALS -- 1.4%
Allegheny Technologies, Inc.                                  2,334      145,151
Arch Coal, Inc.                                               3,328       96,213
Ball Corp.                                                    2,437       98,577
Carlisle Cos., Inc.                                             612       51,469
Carpenter Technology Corp.                                      553       59,453
Crown Holdings, Inc.+                                         3,904       72,614
Florida Rock Industries, Inc.                                 1,116       43,200
Freeport-McMoRan Copper & Gold, Inc., Class B                 2,360      125,694
Martin Marietta Materials, Inc.                               7,764      656,990
Southern Copper Corp.                                           158       14,615
Timken Co.                                                      151        4,497
Titanium Metals Corp.+                                        1,730       43,734
Urasia Energy, Ltd.                                         232,100      533,659
USG Corp.+                                                      405       19,051
Vulcan Materials Co.                                          2,342      183,262
PLASTIC -- 0.1%
Sealed Air Corp.+                                             1,982      107,266
                                                                      ----------
                                                                       3,619,528
                                                                      ----------
REAL ESTATE -- 0.9%
REAL ESTATE COMPANIES -- 0.3%
CB Richard Ellis Group, Inc., Class A+                        4,307      105,952
Corrections Corp. of America+                                   924       39,963
Forest City Enterprises, Inc., Class A                        1,639       88,998
Hanover Insurance Group, Inc.+                                  428       19,102
Jones Lang LaSalle, Inc.                                        833       71,205
St. Joe Co.                                                   1,736       95,254
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Developers Diversified Realty Corp.                           1,080       60,221
Essex Property Trust, Inc.                                      240       29,136
Federal Realty Investment Trust                                 643       47,775
General Growth Properties, Inc.                               2,069       98,588
Global Signal, Inc.                                             397       20,080
Kilroy Realty Corp.                                             746       56,204
Macerich Co.                                                  1,671      127,597
Pan Pacific Retail Properties, Inc.                             196       13,606
Public Storage, Inc.                                          1,769      152,116
SL Green Realty Corp.                                         1,006      112,370
Taubman Centers, Inc.                                           661       29,362
United Dominion Realty Trust, Inc.                            3,125       94,375

                                                                            VALUE
COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Ventas, Inc.                                                    1,444   $     55,652
Weingarten Realty Investors, Inc.                                 462         19,875
                                                                        ------------
                                                                           1,337,431
                                                                        ------------
UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 0.6%
AES Corp.+                                                     35,523        724,314
Allegheny Energy, Inc.+                                         3,802        152,726
Constellation Energy Group, Inc.                                  529         31,317
DPL, Inc.                                                         504         13,669
GAS & PIPELINE UTILITIES -- 0.9%
Cnx Gas Corp.                                                     649         15,037
Compton Petroleum Corp.                                         8,600         85,828
El Paso Corp.                                                  15,144        206,564
Equitable Resources, Inc.                                       2,436         85,211
Kinder Morgan, Inc.                                             2,479        259,923
Questar Corp.                                                   1,764        144,242
Williams Cos., Inc.                                            23,228        554,453
                                                                        ------------
                                                                           2,273,284
                                                                        ------------
TOTAL COMMON STOCK (cost $130,353,930)                                   146,080,267
                                                                        ------------
EXCHANGE TRADED FUNDS -- 2.0%
------------------------------------------------------------------------------------
ENERGY -- 0.6%
ENERGY SERVICES -- 0.6%
Oil Service HOLDRs Trust                                        7,200        934,776
                                                                        ------------
FINANCE -- 1.4%
FINANCIAL SERVICES -- 1.4%
iShares Russell Midcap Growth Index Fund                       21,500      2,074,750
                                                                        ------------
TOTAL EXCHANGE TRADED FUNDS (cost $2,800,200)                              3,009,526
                                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $133,154,130)                149,089,793
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.6%
------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.1%
T. Rowe Price Reserve Investment Fund                         129,374        129,374
                                                                        ------------

                                                             PRINCIPAL
                                                              AMOUNT
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.5%
Federal Home Loan Bank Cons. Disc. Notes 4.70% due
   10/03/06                                                  $800,000        799,791
                                                                        ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.80% due 12/14/06(1)             60,000         59,424
                                                                        ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $988,573)                       988,589
                                                                        ------------

                                                                                      PRINCIPAL      VALUE
REPURCHASE AGREEMENTS -- 2.9%                                                           AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated
   09/30/06, to be repurchased 10/02/06 in the amount of $258,078 and collateralized by $200,000 of United States Treasury Bonds, bearing interest at
   8.13%, due 08/15/19 and having an approximate value of $266,250                   $  258,000   $    258,000
UBS Securities, LLC Joint Repurchase Agreement(2)                                     4,250,000      4,250,000
                                                                                                  ------------
TOTAL REPURCHASE AGREEMENTS (cost $4,508,000)                                                        4,508,000
                                                                                                  ------------
TOTAL INVESTMENTS --
  (cost $138,650,703)@                                      99.8%                                  154,586,382
Other assets less liabilities --                             0.2                                       311,917
                                                           -----                                  ------------
NET ASSETS --                                              100.0%                                 $154,898,299
                                                           =====                                  ============

----------
+    Non-income producing security

@    See Note 3 for cost of investment on a tax basis

(1) The security was pledged as collateral to cover margin requirements for open future contracts.

(2)  See Note 2 for detail of Joint Repurchase Agreement

(3)  Consist of more than one class of securities traded together as a unit

ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

NUMBER OF                              EXPIRATION     VALUE AT        VALUE AS OF       UNREALIZED
CONTRACTS   DESCRIPTION                   DATE       TRADE DATE   SEPTEMBER 30, 2006   APPRECIATION
---------------------------------------------------------------------------------------------------
3 Long      S&P Midcap 400 Futures   December 2006   $1,121,024       $1,140,900          $19,876
                                                                                          =======

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Electric Utilities                                                          9.7%
Insurance                                                                   8.7
Real Estate Investment Trusts                                               7.5
Banks                                                                       5.5
Business Services                                                           4.8
Telecommunications                                                          4.7
Energy Sources                                                              4.3
Financial Services                                                          4.3
Food, Beverage & Tobacco                                                    3.9
Retail                                                                      3.8
Chemicals                                                                   3.0
Repurchase Agreements                                                       3.0
Energy Services                                                             2.7
Forest Products                                                             2.6
Metals & Minerals                                                           2.6
Computer Software                                                           2.5
Leisure & Tourism                                                           2.5
Health Services                                                             2.4
Household & Personal Products                                               2.2
Automotive                                                                  2.0
Broadcasting & Media                                                        2.0
Electronics                                                                 2.0
Drugs                                                                       1.5
Gas & Pipeline Utilities                                                    1.5
Machinery                                                                   1.2
Computers & Business Equipment                                              1.1
Electrical Equipment                                                        1.1
Housing & Household Durables                                                1.1
Transportation                                                              1.1
Medical Products                                                            0.9
Apparel & Textiles                                                          0.8
Aerospace & Military Technology                                             0.8
Computer Services                                                           0.6
Entertainment Products                                                      0.5
Multi-Industry                                                              0.4
Communication Equipment                                                     0.3
U.S. Government Agencies                                                    0.3
Plastic                                                                     0.1
Real Estate Companies                                                       0.1
                                                                          -----
                                                                          100.1%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                         VALUE
COMMON STOCK -- 95.4%                                        SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.7%
APPAREL & TEXTILES -- 0.8%
Foot Locker, Inc.                                            42,786   $1,080,346
Hanesbrands, Inc.+                                            1,529       34,418
Jones Apparel Group, Inc.                                     3,823      124,018
Liz Claiborne, Inc.                                           3,549      140,221
V.F. Corp.                                                    2,982      217,537
AUTOMOTIVE -- 2.0%
Autoliv, Inc.                                                14,767      813,809
AutoNation, Inc.+                                             5,344      111,690
BorgWarner, Inc.                                              1,798      102,792
Cummins, Inc.                                                 5,790      690,342
Ford Motor Co.                                               61,291      495,844
Genuine Parts Co.                                            31,965    1,378,650
PACCAR, Inc.                                                  3,490      199,000
TRW Automotive Holdings Corp.+                                1,480       35,624
United Auto Group, Inc.                                       1,651       38,633
HOUSING & HOUSEHOLD DURABLES -- 1.1%
Beazer Homes USA, Inc.                                          680       26,547
Black & Decker Corp.                                            209       16,584
Centex Corp.                                                  2,247      118,237
D.R. Horton, Inc.                                             4,906      117,499
KB HOME                                                       1,323       57,948
Leggett & Platt, Inc.                                         2,780       69,584
Lennar Corp., Class A                                        22,349    1,011,292
MDC Holdings, Inc.                                              654       30,378
Mohawk Industries, Inc.+                                      1,593      118,599
Pulte Homes, Inc.                                             3,641      116,002
Ryland Group, Inc.                                              988       42,692
Sherwin-Williams Co.                                          1,499       83,614
Standard Pacific Corp.                                        1,396       32,806
Toll Brothers, Inc.+                                          3,542       99,459
Whirlpool Corp.                                               2,476      208,256
RETAIL -- 3.8%
AnnTaylor Stores Corp.+                                         185        7,744
Barnes & Noble, Inc.                                          1,360       51,598
BJ's Wholesale Club, Inc.+                                    2,294       66,939
Circuit City Stores, Inc.                                       531       13,333
Dillard's, Inc., Class A                                      2,125       69,551
Dollar General Corp.                                            718        9,786
Dollar Tree Stores, Inc.+                                     3,205       99,227
Family Dollar Stores, Inc.                                    2,453       71,726
Federated Department Stores, Inc.                            21,576      932,299
Fortune Brands, Inc.                                          3,272      245,760
J.C. Penney Co., Inc.                                        24,448    1,671,999

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Masco Corp.                                                  5,315   $   145,737
Officemax, Inc.                                             29,616     1,206,556
RadioShack Corp.                                             1,085        20,941
Rite Aid Corp.+                                             17,962        81,548
Ross Stores, Inc.                                           11,515       292,596
Saks, Inc.                                                   4,623        79,885
SUPERVALU, Inc.                                             32,569       965,671
Tiffany & Co.                                                1,917        63,644
W.W. Grainger, Inc.                                         15,035     1,007,646
Williams-Sonoma, Inc.                                       10,700       346,573
                                                                     -----------
                                                                      15,063,180
                                                                     -----------
CONSUMER STAPLES -- 6.1%
FOOD, BEVERAGE & TOBACCO -- 3.9%
Aqua America, Inc.                                           1,755        38,505
Campbell Soup Co.                                            3,434       125,341
Coca-Cola Enterprises, Inc.                                 10,372       216,049
ConAgra Foods, Inc.                                         17,639       431,803
Constellation Brands, Inc., Class A+                         5,539       159,412
Corn Products International, Inc.                            2,518        81,936
Dean Foods Co.+                                              4,619       194,090
Del Monte Foods Co.                                          6,782        70,872
H.J. Heinz Co.                                               4,915       206,086
Hershey Foods Corp.                                            725        38,751
Hormel Foods Corp.                                           2,506        90,166
J. M. Smucker Co.                                            1,977        94,797
Kroger Co.                                                  55,180     1,276,865
Loews Corp.-Carolina Group                                   3,168       175,476
McCormick & Co., Inc.                                          949        36,043
Molson Coors Brewing Co., Class B                            1,658       114,236
OSI Restaurant Partners, Inc.+                              23,447       743,504
Pepsi Bottling Group, Inc.                                   8,052       285,846
PepsiAmericas, Inc.                                          2,119        45,219
Reynolds American, Inc.                                      2,617       162,176
Safeway, Inc.                                               63,581     1,929,683
Sara Lee Corp.                                              12,237       196,649
Smithfield Foods, Inc.+                                     26,683       720,975
Tyson Foods, Inc., Class A                                   7,544       119,799
UST, Inc.                                                    2,434       133,456
HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
Alberto-Culver Co., Class B                                  2,083       105,379
American Greetings Corp., Class A                           32,700       756,024
Clorox Co.                                                  18,310     1,153,530
Jarden Corp.+                                                  830        27,365
Newell Rubbermaid, Inc.                                     65,978     1,868,497
Scotts Miracle-Gro Co., Class A                                396        17,618
Tupperware Corp.                                            23,600       459,256
                                                                     -----------
                                                                      12,075,404
                                                                     -----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
EDUCATION -- 0.0%
EDUCATION -- 0.0%
Laureate Education, Inc.+                                      233   $    11,151
                                                                     -----------
ENERGY -- 7.0%
ENERGY SERVICES -- 2.7%
BJ Services Co.                                             28,689       864,400
Halliburton Co.                                             30,400       864,880
Hess Corp.                                                   8,218       340,390
Noble Energy, Inc.                                           6,017       274,315
Pride International, Inc.+                                   1,028        28,188
Rowan Cos., Inc.                                               258         8,161
SCANA Corp.                                                  3,922       157,939
SEACOR Holdings, Inc.+                                         768        63,360
Sempra Energy                                                8,799       442,150
Sierra Pacific Resources+                                   10,075       144,475
Southern Union Co.                                           3,385        89,398
Southwest Gas Corp.                                          9,700       323,204
Sunoco, Inc.                                                 2,243       139,492
TECO Energy, Inc.                                            7,090       110,958
Tesoro Corp.                                                 2,329       135,035
Tidewater, Inc.                                                860        38,003
UGI Corp.                                                    3,577        87,458
Vectren Corp.                                                2,587        69,461
Wisconsin Energy Corp.                                      16,379       706,590
WPS Resources Corp.                                          1,461        72,509
Xcel Energy, Inc.                                           13,771       284,371
ENERGY SOURCES -- 4.3%
Cabot Oil & Gas Corp.                                        1,659        79,516
Chesapeake Energy Corp.                                     12,662       366,945
Cimarex Energy Co.                                           2,805        98,708
EOG Resources, Inc.                                         38,631     2,512,946
Forest Oil Corp.+                                            1,864        58,884
Frontier Oil Corp.                                           1,777        47,233
GlobalSantaFe Corp.                                         21,500     1,074,785
Murphy Oil Corp.                                             6,339       301,419
National-Oilwell Varco, Inc.+                                  392        22,952
Newfield Exploration Co.+                                    4,368       168,343
Nrg Energy, Inc.+                                            3,261       147,723
Pioneer Natural Resources Co.                                4,391       171,776
Pogo Producing Co.                                           1,969        80,631
Range Resources Corp.                                       74,860     1,889,466
Reliant Energy, Inc.+                                       10,414       128,196
Ultra Petroleum Corp.+                                      26,863     1,292,379
                                                                     -----------
                                                                      13,686,639
                                                                     -----------
FINANCE -- 17.1%
BANKS -- 5.5%
AmSouth Bancorp                                             11,754       341,336
Associated Banc-Corp.                                        4,491       145,958
BancorpSouth, Inc.                                           2,693        74,758
Bank of Hawaii Corp.                                           606        29,185

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
BOK Financial Corp.                                             741   $   38,977
City National Corp.                                           8,512      570,815
Colonial BancGroup, Inc.                                      5,250      128,625
Comerica, Inc.                                                5,517      314,028
Commerce Bancshares, Inc.                                     7,360      372,195
Compass Bancshares, Inc.                                      4,386      249,914
Cullen/Frost Bankers, Inc.                                    1,102       63,718
East-West Bancorp, Inc.                                         161        6,377
First Citizens BancShares, Inc., Class A                        204       38,984
Fulton Financial Corp.                                        5,895       95,440
Hudson City Bancorp, Inc.                                    56,065      742,861
Huntington Bancshares, Inc.                                   8,330      199,337
KeyCorp                                                      47,625    1,783,080
M&T Bank Corp.                                                8,107      972,516
Marshall & Ilsley Corp.                                       8,597      414,203
Mercantile Bankshares Corp.                                   4,185      151,790
New York Community Bancorp, Inc.                             10,016      164,062
North Fork Bancorp., Inc.                                    15,799      452,483
Northern Trust Corp.                                         13,469      786,994
Popular, Inc.                                                 9,454      183,786
Sky Financial Group, Inc.                                     3,422       85,208
South Financial Group, Inc.                                   2,547       66,298
Sovereign Bancorp, Inc.                                      10,578      227,533
Synovus Financial Corp.                                       5,113      150,169
TCF Financial Corp.                                           2,777       73,007
TD Banknorth, Inc.                                            3,423       98,856
UnionBanCal Corp.                                             1,818      110,716
Valley National Bancorp                                       3,966      101,411
Washington Federal, Inc.                                      2,962       66,467
Webster Financial Corp.                                       1,793       84,468
Whitney Holding Corp.                                         2,231       79,803
Wilmington Trust Corp.                                        2,317      103,222
Zions Bancorp                                                15,175    1,211,117
FINANCIAL SERVICES -- 2.9%
A.G. Edwards, Inc.                                            2,600      138,528
Allied Capital Corp.                                          4,754      143,618
American Capital Strategies, Ltd.                            12,505      493,572
AmeriCredit Corp.+                                            3,371       84,241
Ameriprise Financial, Inc.                                    7,296      342,182
Astoria Financial Corp.                                       3,101       95,573
Bear Stearns Co., Inc.                                        7,563    1,059,576
CapitalSource, Inc.                                           1,110       28,660
Capitol Federal Financial                                       747       26,563
CIT Group, Inc.                                              31,712    1,542,155
E*TRADE Financial Corp.+                                      8,882      212,457
Eaton Vance Corp.                                            18,372      530,216
Equifax, Inc.                                                   454       16,666
Fidelity National Information Services, Inc.                  2,517       93,129
First Horizon National Corp.                                  4,185      159,072
IndyMac Bancorp, Inc.                                         1,742       71,701
Janus Capital Group, Inc.                                     3,565       70,302
Jefferies Group, Inc.                                         4,026      114,741

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Legg Mason, Inc.                                             1,902   $   191,836
Nelnet, Inc., Class A+                                          87         2,674
NYSE Group, Inc.                                             2,605       194,724
Raymond James Financial, Inc.                                3,077        89,972
Student Loan Corp.                                             136        26,137
INSURANCE -- 8.7%
ACE, Ltd.                                                    9,700       530,881
Alleghany Corp.+                                               165        47,687
Ambac Financial Group, Inc.                                 23,090     1,910,697
American Financial Group, Inc.                               1,931        90,622
American National Insurance Co.                                482        55,864
AmerUs Group Co.                                             1,318        89,637
Aon Corp.                                                   10,822       366,541
Arthur J. Gallagher & Co.                                    2,289        61,048
Assurant, Inc.                                              12,138       648,291
CIGNA Corp.                                                  4,067       473,073
Cincinnati Financial Corp.                                   5,291       254,285
CNA Financial Corp.+                                           692        24,926
Conseco, Inc.+                                              52,446     1,100,842
Erie Indemnity Co., Class A                                  1,824        95,523
Everest Re Group, Ltd.                                      15,529     1,514,543
Fidelity National Financial, Inc.                            5,936       247,234
Fidelity National Title Group, Inc.                          1,060        22,218
First American Corp.                                         2,911       123,252
Genworth Financial, Inc., Class A                           18,200       637,182
HCC Insurance Holdings, Inc.                                 1,730        56,882
Leucadia National Corp.                                      5,543       145,060
Lincoln National Corp.                                       8,733       542,145
Markel Corp.+                                                  268       110,057
MBIA, Inc.                                                   4,576       281,149
Mercury General Corp.                                          900        44,649
MGIC Investment Corp.                                        5,669       339,970
Nationwide Financial Services, Inc., Class A                 1,661        79,894
Old Republic International Corp.                             7,806       172,903
PartnerRe, Ltd.                                             30,050     2,030,478
Philadelphia Consolidated Holding Co.+                         327        13,008
PMI Group, Inc.                                             21,246       930,787
Protective Life Corp.                                        2,374       108,611
Radian Group, Inc.                                           2,799       167,940
Reinsurance Group of America, Inc.                             987        51,255
RenaissanceRe Holdings, Ltd.                                 6,193       344,331
SAFECO Corp.                                                15,348       904,458
StanCorp Financial Group, Inc.                               1,858        82,923
Torchmark Corp.                                              9,444       596,011
Transatlantic Holdings, Inc.                                   581        35,098
Unitrin, Inc.                                                1,612        71,202
UnumProvident Corp.                                         10,169       197,177
W.R. Berkley Corp.                                           2,521        89,218
Wesco Financial Corp.                                           48        20,976
XL Capital, Ltd.                                            17,700     1,215,990
                                                                     -----------
                                                                      33,434,510
                                                                     -----------

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE -- 4.8%
DRUGS -- 1.5%
Invitrogen Corp.+                                             1,153   $   73,112
King Pharmaceuticals, Inc.+                                  83,426    1,420,745
Kos Pharmaceuticals, Inc.+                                       62        3,064
Millennium Pharmaceuticals, Inc.+                             4,939       49,143
Mylan Laboratories, Inc.                                     62,000    1,248,060
Omnicare, Inc.                                                2,123       91,480
Watson Pharmaceuticals, Inc.+                                 3,465       90,679
HEALTH SERVICES -- 2.4%
Aetna, Inc.                                                  16,300      644,665
Apria Healthcare Group, Inc.+                                19,137      377,764
Charles River Laboratories International, Inc.+              25,504    1,107,129
Community Health Systems, Inc.+                               1,302       48,630
Coventry Health Care, Inc.+                                  11,338      584,134
Health Management Associates, Inc., Class A                   6,076      126,988
Health Net, Inc.+                                            15,329      667,118
IMS Health, Inc.                                             33,616      895,530
LifePoint Hospitals, Inc.+                                    1,265       44,680
Tenet Healthcare Corp.+                                       5,099       41,506
Triad Hospitals, Inc.+                                        2,483      109,327
Universal Health Services, Inc., Class B                      1,196       71,676
MEDICAL PRODUCTS -- 0.9%
AmerisourceBergen Corp.                                       5,746      259,719
Bausch & Lomb, Inc.                                          14,724      738,114
Beckman Coulter, Inc.                                           174       10,015
Cooper Cos., Inc.                                               753       40,286
Hillenbrand Industries, Inc.                                  1,204       68,604
MedImmune, Inc.+                                             22,967      670,866
                                                                      ----------
                                                                       9,483,034
                                                                      ----------
INDUSTRIAL & COMMERCIAL -- 9.4%
AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
Alliant Techsystems, Inc.+                                    8,362      677,823
Armor Holdings, Inc.+                                         1,018       58,362
DRS Technologies, Inc.                                          946       41,312
Goodrich Corp.                                                  290       11,751
Rockwell Collins, Inc.                                       12,312      675,190
Textron, Inc.                                                   292       25,550
BUSINESS SERVICES -- 4.8%
Adesa, Inc.                                                   3,052       70,532
Allied Waste Industries, Inc.+                              137,846    1,553,525
Applera Corp. - Applied Biosystems Group                      1,226       40,593
Bearingpoint, Inc.+                                          84,564      664,673
Brink's Co.                                                     368       19,526
Convergys Corp.+                                              4,497       92,863
Eastman Kodak Co.                                             9,755      218,512
Hewitt Associates, Inc., Class A+                             1,634       39,641
Interpublic Group Cos., Inc.+                               152,200    1,506,780
Manpower, Inc.                                                  426       26,101
Monsanto Co.                                                 12,900      606,429
Pall Corp.                                                    3,483      107,311

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Quanta Services, Inc.+                                       2,022   $    34,091
R.H. Donnelley Corp.                                        27,640     1,462,156
R.R. Donnelley & Sons Co.                                   50,343     1,659,305
Republic Services, Inc.                                     14,340       576,611
Service Corp. International                                 10,045        93,820
United Rentals, Inc.+                                        2,196        51,057
URS Corp.+                                                   1,640        63,780
Xerox Corp.+                                                31,187       485,270
ELECTRICAL EQUIPMENT -- 1.1%
American Power Conversion Corp.                              3,554        78,046
Crane Co.                                                    1,800        75,240
Eaton Corp.                                                  5,101       351,204
Hubbell, Inc., Class B                                      23,883     1,143,995
Puget Energy, Inc.                                          23,541       535,087
MACHINERY -- 1.2%
AGCO Corp.+                                                  2,866        72,653
CNH Global NV                                                8,920       207,033
Dover Corp.                                                    727        34,489
Flowserve Corp.+                                             1,630        82,462
Kennametal, Inc.                                             1,344        76,138
Parker-Hannifin Corp.                                        2,341       181,966
Pentair, Inc.                                                2,148        56,256
Snap-On, Inc.                                               25,225     1,123,774
SPX Corp.                                                    2,030       108,483
Stanley Works                                                  828        41,276
Terex Corp.+                                                 1,794        81,125
Zebra Technologies Corp., Class A+                           8,471       302,753
MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc.                                12,753       535,243
ITT Industries, Inc.                                         2,086       106,949
Teleflex, Inc.                                               1,367        76,060
Trinity Industries, Inc.                                       156         5,019
TRANSPORTATION -- 1.1%
Alexander & Baldwin, Inc.                                    1,502        66,644
CSX Corp.                                                    7,692       252,528
GATX Corp.                                                     724        29,952
Kansas City Southern+                                        1,631        44,543
Laidlaw International, Inc.                                  3,325        90,872
Norfolk Southern Corp.                                      22,351       984,561
Overseas Shipholding Group, Inc.                             1,014        62,635
Ryder System, Inc.                                           2,072       107,081
Swift Transportation Co., Inc.+                             16,919       401,319
YRC Worldwide, Inc.+                                         1,951        72,265
                                                                     -----------
                                                                      18,250,215
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 5.0%
BROADCASTING & MEDIA -- 2.0%
Cablevision Systems Corp., Class A                           3,656        83,028
Clear Channel Communications, Inc.                          43,300     1,249,205

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Discovery Holding Co.+                                        6,833   $   98,805
Dow Jones & Co., Inc.                                        14,564      488,477
Gannett Co., Inc.                                             8,077      459,016
Hearst-Argyle Television, Inc.                                  904       20,747
Lamar Advertising Co., Class A+                              11,557      617,259
Liberty Global, Inc., Class A+                                9,959      256,345
McClatchy Co., Class A                                        1,744       73,579
New York Times Co., Class A                                   4,491      103,203
Tribune Co.                                                   7,617      249,228
Univision Communications, Inc., Class A+                      2,311       79,360
Washington Post Co., Class B                                    152      112,024
ENTERTAINMENT PRODUCTS -- 0.5%
Dreamworks Animation SKG, Inc., Class A+                        510       12,704
Hasbro, Inc.                                                  5,847      133,019
Liberty Media Corp.- Capital+                                 4,770      398,629
Liberty Media Corp.- Interactive+                             5,581      113,741
Mattel, Inc.                                                 13,227      260,572
Warner Music Group Corp.                                      1,447       37,549
LEISURE & TOURISM -- 2.5%
AMR Corp.+                                                    1,697       39,269
Brinker International, Inc.                                  18,900      757,701
Brunswick Corp.                                               2,609       81,375
Expedia, Inc.+                                                7,115      111,563
Harrah's Entertainment, Inc.                                 22,151    1,471,491
International Speedway Corp., Class A                         1,197       59,658
Sabre Holdings Corp., Class A                                75,708    1,770,810
Southwest Airlines Co.                                       11,448      190,724
Starwood Hotels & Resorts Worldwide, Inc.(2)                  1,232       70,458
UAL Corp.+                                                    3,346       88,903
Wendy's International, Inc.                                   2,345      157,115
                                                                      ----------
                                                                       9,645,557
                                                                      ----------
INFORMATION TECHNOLOGY -- 11.2%
COMMUNICATION EQUIPMENT -- 0.3%
Symbol Technologies, Inc.                                     1,706       25,351
Tessera Technologies, Inc.+                                  14,217      494,467
COMPUTER SERVICES -- 0.6%
Affiliated Computer Services, Inc., Class A+                  2,236      115,959
Ceridian Corp.+                                                 494       11,046
Computer Sciences Corp.+                                      6,334      311,126
Electronic Data Systems Corp.                                 7,730      189,540
Fair Isaac Corp.                                                430       15,725
Reynolds & Reynolds Co., Class A                                492       19,439
Synopsys, Inc.+                                               4,445       87,655
Unisys Corp.+                                                61,058      345,588
VeriSign, Inc.+                                                 516       10,423
COMPUTER SOFTWARE -- 2.5%
Activision, Inc.+                                            84,701    1,278,985
CA, Inc.                                                     13,059      309,368

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Compuware Corp.+                                             13,000   $  101,270
McAfee, Inc.+                                                55,506    1,357,677
Novell, Inc.+                                                11,514       70,466
Seagate Technology+                                          35,385      817,039
Sybase, Inc.+                                                37,100      899,304
COMPUTERS & BUSINESS EQUIPMENT -- 1.1%
Arrow Electronics, Inc.+                                     17,898      490,942
Cadence Design Systems, Inc.+                                75,835    1,286,162
Diebold, Inc.                                                   453       19,719
Ingram Micro, Inc., Class A+                                  4,764       91,278
Lexmark International, Inc., Class A+                           848       48,896
NCR Corp.+                                                    4,883      192,781
Pitney Bowes, Inc.                                            3,114      138,168
Steelcase, Inc., Class A                                        585        9,179
ELECTRONICS -- 2.0%
Amphenol Corp., Class A                                      14,336      887,828
Atmel Corp.+                                                 14,566       87,979
Avnet, Inc.+                                                 17,998      353,121
AVX Corp.                                                       945       16,717
Cree, Inc.+                                                     393        7,903
Cypress Semiconductor Corp.+                                    508        9,027
Energizer Holdings, Inc.+                                       416       29,948
Fairchild Semiconductor International, Inc., Class A+         2,007       37,531
Fisher Scientific International, Inc.+                        1,720      134,573
Freescale Semiconductor, Inc., Class B+                       7,442      282,870
Gentex Corp.                                                    496        7,048
Integrated Device Technology, Inc.+                           3,795       60,948
International Rectifier Corp.+                                1,093       38,080
Intersil Corp., Class A                                       2,715       66,653
KLA-Tencor Corp.                                              1,427       63,459
L-3 Communications Holdings, Inc.                             3,844      301,101
LSI Logic Corp.+                                              3,773       31,014
Micron Technology, Inc.+                                     13,397      233,108
National Semiconductor Corp.                                 10,300      242,359
Novellus Systems, Inc.+                                       2,610       72,193
PerkinElmer, Inc.                                            24,236      458,787
Rambus, Inc.+                                                   311        5,424
Sanmina-SCI Corp.+                                           10,858       40,609
Solectron Corp.+                                             16,516       53,842
Spansion, Inc.+                                               1,229       20,487
Tech Data Corp.+                                              1,888       68,969
Tektronix, Inc.                                                 812       23,491
Teradyne, Inc.+                                               1,542       20,293
Thermo Electron Corp.+                                        3,892      153,072
Vishay Intertechnology, Inc.+                                 4,518       63,433
INTERNET SOFTWARE -- 0.0%
Openwave Systems, Inc.+                                      10,300       96,408
TELECOMMUNICATIONS -- 4.7%
ADC Telecommunications, Inc.+                                56,749      851,235
Avaya, Inc.+                                                113,161    1,294,562

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
CenturyTel, Inc.                                            20,645   $   818,987
Ciena Corp.                                                  2,198        59,895
Citizens Communications Co.                                  6,501        91,274
Comverse Technology, Inc.+                                   1,345        28,837
Crown Castle International Corp.+                              803        28,298
Embarq Corp.+                                               33,091     1,600,612
IAC/Interactive Corp.+                                       3,868       111,244
JDS Uniphase Corp.+                                        292,000       639,480
Juniper Networks, Inc.+                                      8,877       153,395
Leap Wireless International, Inc.+                             912        44,223
Level 3 Communications, Inc.+                               24,000       128,400
Lucent Technologies, Inc.+                                  70,293       164,486
NTL, Inc.                                                    9,864       250,841
Qwest Communications International, Inc.+                  212,677     1,854,543
Telephone & Data Systems, Inc.                               1,711        72,033
Tellabs, Inc.+                                              98,119     1,075,384
United States Cellular Corp.+                                  223        13,313
                                                                     -----------
                                                                      21,986,870
                                                                     -----------
MATERIALS -- 8.3%
CHEMICALS -- 3.0%
Air Products & Chemicals, Inc.                               6,723       446,205
Airgas, Inc.                                                   145         5,245
Albemarle Corp.                                              1,334        72,476
Ashland, Inc.                                                2,165       138,084
Cabot Corp.                                                  1,267        47,132
Celanese Corp.                                               1,192        21,337
Chemtura Corp.                                              87,761       760,888
Cytec Industries, Inc.                                       1,401        77,882
Eastman Chemical Co.                                        26,477     1,430,287
FMC Corp.                                                    1,328        85,085
Huntsman Corp.+                                                891        16,216
International Flavors & Fragrances, Inc.                       990        39,145
Lubrizol Corp.                                               2,322       106,185
Lyondell Chemical Co.                                        7,366       186,875
Mosaic Co.+                                                 75,161     1,270,221
Potash Corp. of Saskatchewan, Inc.                           3,100       322,989
PPG Industries, Inc.                                         4,911       329,430
Rohm & Haas Co.                                              4,646       219,988
RPM International, Inc.                                      4,026        76,454
ServiceMaster Co.                                            6,892        77,259
Sigma-Aldrich Corp.                                          1,296        98,068
Valspar Corp.                                                3,453        91,850
Westlake Chemical Corp.                                        460        14,725
FOREST PRODUCTS -- 2.6%
Bemis Co.                                                    3,560       116,982
Bowater, Inc.                                               32,800       674,696
Louisiana-Pacific Corp.                                      3,607        67,703
MeadWestvaco Corp.                                          63,447     1,681,980
Packaging Corp. of America                                  26,848       622,873
Pactiv Corp.+                                               45,300     1,287,426

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Plum Creek Timber Co., Inc.                                  6,261   $   213,124
Rayonier, Inc.                                               2,362        89,284
Smurfit-Stone Container Corp.+                               8,643        96,802
Sonoco Products Co.                                          3,364       113,165
Temple-Inland, Inc.                                          3,753       150,495
METALS & MINERALS -- 2.6%
Ball Corp.                                                  34,100     1,379,345
Carlisle Cos., Inc.                                          6,477       544,716
Carpenter Technology Corp.                                      56         6,021
Commercial Metals Co.                                       28,633       582,109
Cooper Industries, Ltd., Class A                             9,747       830,639
Freeport-McMoRan Copper & Gold, Inc., Class B                2,957       157,490
Lennox International, Inc.                                   2,047        46,876
Reliance Steel & Aluminum Co.                                2,232        71,736
Shaw Group, Inc.+                                            2,726        64,443
Steel Dynamics, Inc.                                         1,653        83,394
Timken Co.                                                  34,539     1,028,571
United States Steel Corp.                                    3,700       213,416
USG Corp.+                                                     710        33,398
PLASTIC -- 0.1%
Sealed Air Corp.                                             1,629        88,162
                                                                     -----------
                                                                      16,178,872
                                                                     -----------
REAL ESTATE -- 7.6%
REAL ESTATE COMPANIES -- 0.1%
Corrections Corp. of America+                                  694        30,015
Hanover Insurance Group, Inc.                                1,100        49,093
New Century Financial Corp.                                  1,551        60,970
REAL ESTATE INVESTMENT TRUSTS -- 7.5%
AMB Property Corp.                                           2,989       164,724
Annaly Mtg. Management, Inc.                                 5,533        72,704
Apartment Investment & Management Co., Class A              26,801     1,458,242
Archstone-Smith Trust                                        7,259       395,180
Avalonbay Communities, Inc.                                  2,526       304,130
Boston Properties, Inc.                                      3,877       400,649
Brandywine Realty Trust                                     11,219       365,178
BRE Properties, Inc., Class A                                1,743       104,109
Camden Property Trust                                        1,914       145,483
CBL & Associates Properties, Inc.                            2,185        91,573
Colonial Properties Trust                                    1,554        74,297
Developers Diversified Realty Corp.                         15,915       887,420
Duke Realty Corp.                                            4,581       171,100
Equity Office Properties Trust                              51,098     2,031,656
Equity Residential                                          21,290     1,076,848
Essex Property Trust, Inc.                                     427        51,838
Federal Realty Investment Trust                                863        64,121
General Growth Properties, Inc.                              2,820       134,373
Health Care Property Investors, Inc.                         4,648       144,320
Health Care REIT, Inc.                                       2,110        84,421
Healthcare Realty Trust, Inc.                                6,199       238,104

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Home Properties, Inc.                                        8,322   $   475,686
Hospitality Properties Trust                                 2,444       115,357
Host Marriott Corp.                                         71,177     1,632,089
HRPT Properties Trust                                        7,127        85,168
iStar Financial, Inc.                                       21,021       876,576
Kimco Realty Corp.                                           7,186       308,064
Liberty Property Trust                                      17,095       816,970
Mack-Cali Realty Corp.                                       2,116       109,609
New Plan Excel Realty Trust, Inc.                            3,553        96,109
Pan Pacific Retail Properties, Inc.                          1,098        76,223
ProLogis                                                     8,320       474,739
Public Storage, Inc.                                         1,546       132,941
Reckson Associates Realty Corp.                              2,826       120,953
Regency Centers Corp.                                        2,329       160,142
Taubman Centers, Inc.                                          828        36,780
Thornburg Mtg., Inc.                                         3,800        96,786
Trizec Properties, Inc.                                      3,337        96,473
Ventas, Inc.                                                 1,422        54,804
Vornado Realty Trust                                         4,150       452,350
Weingarten Realty Investors, Inc.                            2,054        88,363
                                                                     -----------
                                                                      14,906,730
                                                                     -----------
UTILITIES -- 11.2%
ELECTRIC UTILITIES -- 9.7%
Alliant Energy Corp.                                         3,992       142,634
Ameren Corp.                                                29,374     1,550,654
American Electric Power Co., Inc.                           13,378       486,558
Centerpoint Energy, Inc.                                    10,575       151,434
CMS Energy Corp.+                                          100,729     1,454,527
Consolidated Edison, Inc.                                    8,347       385,631
Constellation Energy Group, Inc.                             5,306       314,115
DPL, Inc.                                                   40,694     1,103,621
DTE Energy Co.                                               6,038       250,637
Edison International                                        42,670     1,776,779
Energy East Corp.                                            5,016       118,980
Entergy Corp.                                               31,263     2,445,705
FirstEnergy Corp.                                            8,172       456,488
Great Plains Energy, Inc.                                    2,699        83,723
Hawaiian Electric Industries, Inc.                           2,755        74,550
MDU Resources Group, Inc.                                    6,111       136,520
Mirant Corp.                                                10,190       278,289
NiSource, Inc.                                              64,460     1,401,360
Northeast Utilities                                         70,540     1,641,466
NSTAR                                                        3,627       120,997
OGE Energy Corp.                                             3,083       111,327
Pepco Holdings, Inc.                                         6,465       156,259
PG&E Corp.                                                  47,460     1,976,709
Pinnacle West Capital Corp.                                  3,369       151,773
PPL Corp.                                                   52,487     1,726,822
Progress Energy, Inc.                                        8,592       389,905

                                                                                                            VALUE
COMMON STOCK (CONTINUED)                                                                     SHARES        (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES -- 1.5%
AGL Resources, Inc.                                                                            21,451   $    782,961
Atmos Energy Corp.                                                                              2,756         78,684
Dynegy, Inc., Class A+                                                                         12,821         71,028
El Paso Corp.                                                                                   1,534         20,924
Energen Corp.                                                                                   2,495        104,466
Equitable Resources, Inc.                                                                         541         18,924
KeySpan Corp.                                                                                   5,942        244,454
National Fuel Gas Co.                                                                           2,852        103,670
Oneok, Inc.                                                                                     3,987        150,669
Questar Corp.                                                                                     331         27,066
Williams Cos., Inc.                                                                            55,074      1,314,616
                                                                                                        ------------
                                                                                                          21,804,925
                                                                                                        ------------
TOTAL COMMON STOCK (cost $162,282,827)                                                                   186,527,087
                                                                                                        ------------
EXCHANGE TRADED FUND -- 1.4%
--------------------------------------------------------------------------------------------------------------------
FINANCE -- 1.4%
FINANCIAL SERVICES -- 1.4%
iShares Russell Midcap Value Index Fund (cost $2,647,909)                                      20,000      2,722,600
                                                                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $164,930,736)                                                189,249,687
                                                                                                        ------------

                                                                                            PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 0.3%                                                      AMOUNT
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.3%
Federal Home Loan Bank Cons. Disc. Notes 4.70% due 10/03/06                                $  600,000        599,843
                                                                                                        ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.80% due 12/14/06(1)                                             55,000         54,473
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $654,301)                                                       654,316
                                                                                                        ------------
REPURCHASE AGREEMENTS -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $2,633,658 and collateralized by
   $2,710,000 of Federal Home Loan Mtg. Corp., bearing interest at 4.75%, due 01/19/16
   and having an approximate value of $2,689,675                                            2,633,000      2,633,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $232,071 and collateralized by
   $180,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19
   and having an approximate value of $239,625                                                232,000        232,000

                                                                                            PRINCIPAL      VALUE
REPURCHASE AGREEMENTS (CONTINUED)                                                             AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 4.35%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $2,901,051 and collateralized by
   $2,225,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19
   and having an approximate value of $2,962,031                                           $2,900,000   $  2,900,000
                                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS (cost $5,765,000)                                                              5,765,000
                                                                                                        ------------
TOTAL INVESTMENTS --
  (cost $171,350,037)@                       100.1%                                                      195,669,003
Liabilities in excess of other assets --      (0.1)                                                         (155,521)
                                             -----                                                      ------------
NET ASSETS --                                100.0%                                                     $195,513,482
                                             =====                                                      ============

----------
+    Non-income producing security

@    See Note 3 for cost of investments on a tax basis.

(1) The security was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Consist of more than one class of securities traded together as a unit.

(3)  Fair valued security; see Note 2.

(4)  Illiquid security

(5)  Company has filed for Chapter 11 bankruptcy protection.

OPEN FUTURES CONTRACTS

NUMBER OF                             EXPIRATION      VALUE AT       VALUE AS OF       UNREALIZED
CONTRACTS   DESCRIPTION                  DATE       TRADE DATE   SEPTEMBER 30, 2006   APPRECIATION
--------------------------------------------------------------------------------------------------
2 Long      S&P Mid Cap 400 Index   December 2006    $747,365         $760,600           $13,235
                                                                                         =======

See Notes to Financial Statements

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                     PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Repurchase Agreements                                                      11.3%
Business Services                                                          11.1
Financial Services                                                          8.1
Banks                                                                       6.7
Machinery                                                                   5.2
Electronics                                                                 4.5
Retail                                                                      4.0
Health Services                                                             3.9
Leisure & Tourism                                                           3.8
Real Estate Investment Trusts                                               3.7
Insurance                                                                   3.5
Metals & Minerals                                                           3.2
Telecommunications                                                          3.1
Medical Products                                                            2.7
Energy Sources                                                              2.4
Computer Software                                                           2.0
Food, Beverage & Tobacco                                                    1.9
Drugs                                                                       1.6
Aerospace & Military Technology                                             1.5
Transportation                                                              1.5
Apparel & Textiles                                                          1.4
U.S. Government Agencies                                                    1.4
Computers & Business Equipment                                              1.3
Electrical Equipment                                                        1.3
Forest Products                                                             1.3
Internet Software                                                           1.3
Energy Services                                                             1.0
Chemicals                                                                   0.9
Computer Services                                                           0.9
Internet Content                                                            0.8
Gas & Pipeline Utilities                                                    0.7
Automotive                                                                  0.6
Broadcasting & Media                                                        0.6
Electric Utilities                                                          0.5
Household & Personal Products                                               0.5
Housing & Household Durables                                                0.5
Real Estate Companies                                                       0.5
Entertainment Products                                                      0.3
Multi-Industry                                                              0.2
Communication Equipment                                                     0.1
Education                                                                   0.1
                                                                          -----
                                                                          101.9%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                          VALUE
COMMON STOCK -- 86.7%                                          SHARES   (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.5%
APPAREL & TEXTILES -- 1.4%
Carter's, Inc.+                                                18,516   $488,637
Cherokee, Inc.                                                    334     12,228
Columbia Sportswear Co.+                                          546     30,483
Crocs, Inc.                                                       400     13,580
DEB Shops, Inc.                                                19,971    512,056
Deckers Outdoor Corp.+                                            458     21,673
Finish Line, Inc., Class A                                      1,784     22,514
Fossil, Inc.+                                                   1,805     38,880
G & K Services, Inc., Class A                                     887     32,313
Genesco, Inc.+                                                    963     33,195
Guess?, Inc.+                                                     871     42,270
Hot Topic, Inc.+                                                1,857     20,687
Iconix Brand Group, Inc.                                        1,463     23,554
K-Swiss, Inc., Class A                                          1,079     32,435
Kellwood Co.                                                    1,068     30,790
Kenneth Cole Productions, Inc., Class A                           370      9,017
Maidenform Brands, Inc.+                                          587     11,329
Oakley, Inc.                                                    1,051     17,920
Oxford Industries, Inc.                                           632     27,119
Perry Ellis International, Inc.+                                  293      9,048
Phillips-Van Heusen                                             2,288     95,570
Quiksilver, Inc.+                                               5,072     61,625
Skechers USA, Inc., Class A+                                      434     10,203
Steven Madden, Ltd.                                               867     34,021
Stride Rite Corp.                                               1,551     21,652
Timberland Co., Class A+                                       20,877    600,631
True Religion Apparel, Inc.+                                      532     11,231
Tween Brands, Inc.+                                             1,393     52,377
Under Armour, Inc., Class A                                       865     34,617
UniFirst Corp.                                                    389     12,152
Volcom, Inc.+                                                     530     11,946
Warnaco Group, Inc.+                                            1,960     37,906
Weyco Group, Inc.                                                 302      6,756
Wolverine World Wide, Inc.                                      2,314     65,509
AUTOMOTIVE -- 0.6%
A.S.V., Inc.+                                                     844     12,584
Aftermarket Technology Corp.+                                     922     16,375
America's Car Mart, Inc.+                                         403      6,629
American Axle & Manufacturing Holdings, Inc.                    2,161     36,067
ArvinMeritor, Inc.                                              2,929     41,709
Asbury Automotive Group, Inc.                                     495     10,197
Bandag, Inc.                                                      472     19,371
Commercial Vehicle Group, Inc.+                                   891     17,161
Cooper Tire & Rubber Co.                                       24,191    243,361
CSK Auto Corp.+                                                 1,831     25,817

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Dollar Thrifty Automotive Group, Inc.+                          1,024   $ 45,640
Group 1 Automotive, Inc.                                        1,031     51,447
H&E Equipment Services. Inc.                                      463     11,293
Harris & Harris Group, Inc.+                                      838     10,291
Keystone Automotive Industries, Inc.+                             672     25,549
Lear Corp.                                                      2,800     57,960
Lithia Motors, Inc., Class A                                      671     16,587
Midas, Inc.+                                                      666     13,773
Miller Industries, Inc.                                           386      7,052
Modine Manufacturing Co.                                        1,400     34,062
Monro Muffler Brake, Inc.                                         501     17,039
Navistar International Corp.+                                   2,579     66,590
Noble International, Ltd.                                         442      5,529
Pep Boys-Manny, Moe & Jack                                      2,259     29,028
Polaris Industries, Inc.                                        1,719     70,737
Rush Enterprises, Inc.+                                           927     15,462
Sonic Automotive, Inc.                                          1,251     28,886
Superior Industries International, Inc.                           976     16,387
Tenneco Automotive, Inc.+                                       1,882     44,020
Titan International, Inc.                                         669     12,096
Visteon Corp.+                                                  5,329     43,431
Wabash National Corp.                                           1,317     18,030
HOUSING & HOUSEHOLD DURABLES -- 0.5%
Ethan Allen Interiors, Inc.                                     1,368     47,415
Furniture Brands International, Inc.                           21,669    412,578
Hovnanian Enterprises, Inc., Class A+                           2,071     60,763
La-Z-Boy, Inc.                                                  2,154     30,070
Levitt Corp., Class A                                             660      7,761
M/I Homes, Inc.                                                   508     17,958
Meritage Corp.+                                                   940     39,113
National Presto Industries, Inc.                                  192     10,612
NCI Building Systems, Inc.+                                       848     49,328
Palm Harbor Homes, Inc.+                                          422      6,313
Select Comfort Corp.+                                           2,236     48,924
Skyline Corp.                                                     275     10,508
Stanley Furniture Co., Inc.                                       495     10,548
Technical Olympic USA, Inc.                                       794      7,805
WCI Communities, Inc.+                                          1,395     24,329
Winnebago Industries, Inc.                                      1,353     42,457
RETAIL -- 4.0%
1-800-FLOWERS.COM, Inc., Class A+                               1,012      5,323
99 Cents Only Stores+                                           1,975     23,364
A. C. Moore Arts & Crafts, Inc.+                                  629     11,970
Aaon, Inc.                                                        378      8,622
Aeropostale, Inc.+                                              2,263     66,147
American Woodmark Corp.                                           505     17,013
Bebe Stores, Inc.                                                 987     24,458
Big 5 Sporting Goods Corp.                                        953     21,728
Big Lots, Inc.+                                                 4,684     92,790
BJ's Restaurants, Inc.+                                           559     12,304
Blockbuster, Inc., Class A+                                     7,924     30,428

                                                                        VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Blue Nile, Inc.+                                                557   $   20,247
Bon-Ton Stores, Inc.                                            269        8,000
Books A Million, Inc.                                           572       10,210
Borders Group, Inc.                                           2,683       54,733
Brown Shoe Co., Inc.                                          1,169       41,897
Buckle, Inc.                                                 10,811      410,169
Build-A-Bear Workshop, Inc.+                                    628       14,300
Cabelas, Inc., Class A+                                       1,330       28,901
Cache, Inc.+                                                    494        8,838
Casey's General Stores, Inc.                                  2,088       46,500
Cash America International, Inc.                              1,231       48,107
Casual Male Retail Group, Inc.+                               1,301       17,863
Cato Corp., Class A                                          27,279      597,683
Charlotte Russe Holding, Inc.+                                  650       17,901
Charming Shoppes, Inc.+                                       5,080       72,542
Children's Place Retail Stores, Inc.+                           937       59,996
Christopher & Banks Corp.                                     1,517       44,721
Citi Trends, Inc.+                                              255        8,800
CNS, Inc.                                                       539       15,216
Color Kinetics, Inc.+                                           542        9,203
Conn's, Inc.+                                                   340        7,096
Cost Plus, Inc.+                                                891       10,665
dELiA*s, Inc.+                                                  924        7,115
Dillard's, Inc., Class A                                     15,500      507,315
Dress Barn, Inc.+                                             1,909       41,654
DSW, Inc.+                                                      680       21,420
Ezcorp, Inc.+                                                   498       19,263
First Cash Financial Services, Inc.+                          1,164       23,967
Fred's, Inc.                                                  1,674       21,126
Graphic Packaging Corp.+                                      3,057       11,189
Guitar Center, Inc.+                                         24,514    1,095,286
Gymboree Corp.+                                               1,381       58,251
Haverty Furniture Cos., Inc.                                    958       15,280
Hibbett Sporting Goods, Inc.+                                 1,495       39,139
Insight Enterprises, Inc.+                                    2,006       41,344
Jo-Ann Stores, Inc.+                                          1,018       17,021
Jos. A. Bank Clothiers, Inc.+                                   753       22,560
Knoll, Inc.                                                   1,264       25,533
Lifetime Brands, Inc.                                           455        8,427
Longs Drug Stores Corp.                                       1,318       60,641
Mannatech, Inc.                                                 662       11,731
Martha Stewart Living Omnimedia, Inc., Class A                1,066       18,932
Men's Wearhouse, Inc.                                         1,974       73,453
Movado Group, Inc.                                              745       18,938
MSC Industrial Direct Co., Inc., Class A                     21,000      855,540
Nautilus, Inc.                                                1,381       18,989
NetFlix, Inc.+                                                1,872       42,644
New York & Co., Inc.+                                           864       11,301
Nu Skin Enterprises, Inc., Class A                            2,394       41,943
Pacific Sunwear of California+                                3,024       45,602
Pantry, Inc.+                                                   941       53,044
Parlux Fragrances, Inc.+                                        454        2,311

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Pathmark Stores, Inc.+                                       2,187   $    21,761
Payless ShoeSource, Inc.+                                    2,760        68,724
Petco Animal Supplies, Inc.+                                 2,407        68,936
Pier 1 Imports, Inc.                                         3,637        26,987
Pricesmart, Inc.+                                              354         5,345
RC2 Corp.                                                      864        28,970
Regis Corp.                                                  1,892        67,828
Rent-A-Center, Inc.+                                         2,878        84,297
Restoration Hardware, Inc.+                                  1,194        10,352
Retail Ventures, Inc.+                                         814        12,544
Ruddick Corp.                                                1,647        42,871
School Specialty, Inc.+                                        953        33,631
Shoe Carnival, Inc.+                                           338         8,524
Smart & Final, Inc.+                                           559         9,542
Spartan Stores, Inc.                                           896        15,142
Stage Stores, Inc.                                           1,102        32,333
Stein Mart, Inc.                                             1,110        16,883
Syms Corp.+                                                    263         5,355
Talbots, Inc.                                                  939        25,588
Topps Co., Inc.                                              1,393        12,481
Tuesday Morning Corp.                                        1,266        17,572
Weis Markets, Inc.                                             405        16,119
West Marine, Inc.+                                             579         8,106
Wet Seal, Inc., Class A+                                     2,865        17,591
Wild Oats Markets, Inc.+                                     1,213        19,614
World Fuel Services Corp.                                   26,045     1,053,520
Yankee Candle Co., Inc.                                      1,692        49,525
Zale Corp.+                                                  1,983        55,008
Zumiez, Inc.+                                                  612        16,524
                                                                     -----------
                                                                      11,332,933
                                                                     -----------
CONSUMER STAPLES -- 2.4%
FOOD, BEVERAGE & TOBACCO -- 1.9%
Alliance One International, Inc.+                            4,031        16,527
Aqua America, Inc.                                          20,200       443,188
Boston Beer Co., Inc., Class A+                                403        13,239
Central European Distribution Corp.+                        30,422       712,179
Chiquita Brands International, Inc.                          1,761        23,562
Coca-Cola Bottling Co.                                         201        12,458
Cosi, Inc.+                                                  1,388         7,440
Del Monte Foods Co.                                         81,100       847,495
Diamond Foods, Inc.                                            632         9,044
Farmer Brothers Co.                                            258         5,299
Flowers Foods, Inc.                                          2,141        57,550
Gold Kist, Inc.+                                             2,125        44,285
Great Atlantic & Pacific Tea Co., Inc.                         812        19,553
Green Mountain Coffee, Inc.+                                   193         7,102
Hain Celestial Group, Inc.+                                  1,284        32,819
Imperial Sugar Co.                                             481        14,969
Ingles Markets, Inc., Class A                                  505        13,322
J & J Snack Foods Corp.                                        578        17,976

                                                                        VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Jones Soda Co.+                                               1,022   $    9,147
Lancaster Colony Corp.                                        1,002       44,849
Lance, Inc.                                                   1,259       27,723
M&F Worldwide Corp.+                                            426        6,262
Maui Land & Pineapple Co., Inc.+                                134        3,976
MGP Ingredients, Inc.                                           385        8,189
Nash Finch Co.                                                  539       12,683
National Beverage Corp.                                         316        3,764
OSI Restaurant Partners, Inc.+                                5,100      161,721
Peet's Coffee & Tea, Inc.+                                      589       14,731
Performance Food Group Co.+                                   1,438       40,393
Pilgrim's Pride Corp.                                         7,580      207,313
Premium Standard Farms, Inc.                                    558       10,630
Ralcorp Holdings, Inc.+                                       1,098       52,957
Ryan's Restaurant Group, Inc.+                                1,753       27,820
Sanderson Farms, Inc.                                           711       23,008
Seaboard Corp.                                                   15       18,075
Sensient Technologies Corp.                                   1,923       37,633
Tootsie Roll Industries, Inc.                                 1,471       43,115
Treehouse Foods, Inc.+                                        1,288       30,461
United Natural Foods, Inc.+                                   1,753       54,325
Universal Corp.                                               1,062       38,795
Vector Group, Ltd.                                            1,642       26,633
Village Super Market, Inc.                                       62        4,148
HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
American Greetings Corp., Class A                             2,212       51,141
Blyth, Inc.                                                   1,078       26,228
Central Garden & Pet Co.+                                       895       43,193
Chattem, Inc.+                                                  727       25,532
CSS Industries, Inc.                                            273        8,114
Elizabeth Arden, Inc.+                                        1,098       17,744
Genlyte Group, Inc.+                                          1,029       73,265
Hooker Furniture Corp.                                          472        6,919
Inter Parfums, Inc.                                             176        3,351
Kimball International, Inc., Class B                          1,037       20,014
NBTY, Inc.+                                                   2,290       67,028
Playtex Products, Inc.+                                       2,327       31,182
Revlon, Inc., Class A+                                        6,328        7,151
Russ Berrie & Co., Inc.+                                        475        7,239
Sealy Corp.                                                     815       10,644
Spectrum Brands, Inc.+                                        1,491       12,584
Tempur-Pedic International, Inc.+                             2,080       35,714
Tupperware Corp.                                             21,016      408,971
WD-40 Co.                                                       705       25,147
                                                                      ----------
                                                                       4,087,519
                                                                      ----------
EDUCATION -- 0.1%
EDUCATION -- 0.1%
Corinthian Colleges, Inc.+                                    3,583       38,732
Renaissance Learning, Inc.                                      298        4,265
Strayer Education, Inc.                                         594       64,277
Universal Technical Institute, Inc.+                            971       17,371
                                                                      ----------
                                                                         124,645
                                                                      ----------

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
ENERGY -- 3.4%
ENERGY SERVICES -- 1.0%
Allis-Chalmers Energy, Inc.+                                      765    $11,200
Alon USA Energy, Inc.                                             486     14,332
Arena Resources, Inc.+                                            500     16,060
Atlas America, Inc.+                                              720     30,730
ATP Oil & Gas Corp.+                                              842     31,103
Atwood Oceanics, Inc.+                                          1,120     50,366
Aurora Oil & Gas Corp.                                          2,688      8,225
Basic Energy Services, Inc.+                                      505     12,322
Bill Barrett Corp.+                                             1,189     29,202
Bois d'Arc Energy, Inc.+                                          679     10,389
Brigham Exploration Co.+                                        1,837     12,436
Bronco Drilling Co., Inc.+                                        549      9,651
CARBO Ceramics, Inc.                                              836     30,121
Carrizo Oil & Gas, Inc.+                                          927     23,907
Complete Production Services, Inc.                              1,092     21,556
Crosstex Energy, Inc.                                             439     39,321
Dawson Geophysical Co.+                                           304      9,029
Delek US Holdings, Inc.                                           415      7,678
Delta Petroleum Corp.+                                          2,208     49,724
EXCO Resources, Inc.                                            2,173     26,967
Gasco Energy, Inc.+                                             2,965      8,006
GeoGlobal Resources, Inc.                                       1,210      7,091
Giant Industries, Inc.+                                           608     49,370
GMX Resources, Inc.+                                              324     10,170
Goodrich Petroleum Corp.+                                         532     16,024
Gulfport Energy Corp.                                             569      6,595
Helix Energy Solutions Group, Inc.                                477     15,932
Hercules Offshore, Inc.+                                          845     26,237
Hornbeck Offshore Services, Inc.+                               1,015     34,003
Lufkin Industries, Inc.                                           613     32,440
Markwest Hydrocarbon, Inc.                                        241      6,748
Matrix Service Co.+                                               842     11,022
Newpark Resources, Inc.+                                        3,760     20,041
Parallel Petroleum Corp.+                                       1,556     31,213
Parker Drilling Co.+                                            4,511     31,938
PetroCorp, Inc.(1)(2)                                             154          0
Pioneer Drilling Co.+                                           1,733     22,252
PrimeEnergy Corp.                                                  28      1,996
Quantum Fuel Systems Technologies+                              1,644      3,255
Resource America, Inc., Class A                                   673     13,998
Rosetta Resources, Inc.                                         2,097     36,005
RPC, Inc.                                                         904     16,561
South Jersey Industries, Inc.                                   1,205     36,042
Southwest Gas Corp.                                             1,667     55,544
Stone Energy Corp.+                                             1,133     45,864
Sulphco, Inc.                                                   1,405      8,725
Swift Energy Co.+                                               1,211     50,644
Syntroleum Corp.+                                               1,589      7,611
T-3 Energy Services, Inc.+                                         54      1,084
Toreador Resources Corp.+                                         488      8,989
Transmeridian Exploration, Inc.+                                2,799     11,056
Trico Marine Services, Inc.+                                      502     16,943

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
UIL Holding Corp.                                               1,012   $ 37,950
Union Drilling, Inc.+                                             542      5,962
Unisource Energy Corp.                                          1,462     48,728
Universal Compression Holdings, Inc.+                           1,251     66,866
Vaalco Energy, Inc.                                             2,433     17,469
Veritas DGC, Inc.+                                              1,476     97,150
W-H Energy Services, Inc.+                                      1,223     50,718
Warren Resources, Inc.+                                         2,220     27,040
Warrior Energy Services Corp.+                                    408     10,506
Western Refining, Inc.                                            971     22,566
Weststar Energy, Inc.                                           3,622     85,153
WGL Holdings, Inc.                                              2,025     63,463
Whiting Petroleum Corp.+                                        1,535     61,554
ENERGY SOURCES -- 2.4%
Berry Petroleum Co., Class A                                    1,469     41,367
Callon Petroleum Co.+                                             820     11,119
Clayton Williams Energy, Inc.+                                    231      6,999
Comstock Resources, Inc.+                                       1,788     48,544
Denbury Resources, Inc.+                                       25,700    742,730
Dril-Quip, Inc.+                                                  460     31,133
Edge Petroleum Corp.+                                             701     11,545
Encore Acquisition Co.+                                         2,196     53,451
Energy Partners, Ltd.+                                          1,598     39,391
Evergreen Solar, Inc.+                                          2,794     23,190
Exploration Co. of Delaware+                                    1,178     11,273
FuelCell Energy, Inc.+                                          2,245     17,084
Grey Wolf, Inc.+                                                8,071     53,914
Gulf Islands Fabrication, Inc.                                    487     12,706
Hanover Compressor Co.+                                         4,248     77,399
Harvest Natural Resources, Inc.+                                1,579     16,343
Houston Exploration Co.+                                        1,206     66,511
Hydril Co.+                                                       739     41,428
International Coal Group, Inc.                                  4,773     20,142
James River Coal Co.+                                             673      7,100
KFX, Inc.+                                                      2,960     31,672
Mariner Energy, Inc.                                            3,044     55,918
McMoRan Exploration Co.+                                        1,030     18,272
Meridian Resource Corp.+                                        3,510     10,741
Metretek Technologies, Inc.                                    61,334    732,328
NATCO Group, Inc.+                                                617     17,770
National-Oilwell Varco, Inc.+                                  14,935    874,444
Oil States International, Inc.+                                 2,054     56,485
Ormat Technologies, Inc.                                          328     10,732
Pacific Ethanol, Inc.+                                          1,080     15,163
Penn Virginia Corp.                                               775     49,143
PetroHawk Energy Corp.+                                         5,921     61,460
Petroleum Development Corp.+                                      677     27,006
Petroquest Energy, Inc.+                                        1,729     18,034
Plug Power, Inc.+                                               2,921     11,889
Quest Resource Corp.                                              790      7,015
Ram Energy Resources, Inc.+                                       953      4,574

                                                                         VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Sunpower Corp.                                                 414    $   11,484
Superior Well Services, Inc.+                                7,541       149,312
XTO Energy, Inc.                                            14,666       617,879
                                                                      ----------
                                                                       5,797,533
                                                                      ----------
FINANCE -- 15.8%
BANKS -- 6.7%
1st Source Corp.                                               540        15,941
Alabama National BanCorp                                       604        41,223
AMCORE Financial, Inc.                                         910        27,564
AmericanWest Bancorp                                           456         9,690
Ameris Bancorp                                                 553        15,047
Anchor BanCorp Wisconsin, Inc.                                 817        23,334
BancFirst Corp.                                                283        13,222
Bancorp, Inc.+                                                 427        10,884
Banctrust Financial Group, Inc.                             18,263       509,355
Bank Mutual Corp.                                            2,521        30,580
Bank of the Ozarks, Inc.                                       501        16,969
BankAtlantic Bancorp, Inc., Class A                          1,970        28,013
BankFinancial Corp.                                          1,033        18,067
Bankrate, Inc.+                                                413        10,969
Bankunited Financial Corp., Class A                          1,300        33,891
Banner Corp.                                                   510        20,930
Boston Private Financial Holdings, Inc.                      1,468        40,928
Brookline Bancorp, Inc.                                      2,565        35,269
Cadence Financial Corp.+                                       385         7,804
Camden National Corp.                                          286        11,497
Capital City Bank Group, Inc.                                  552        17,167
Capital Corp. of the West                                      408        12,656
Capitol Bancorp, Ltd.                                          559        24,875
Cardinal Financial Corp.                                       984        10,785
Cascade Bancorp                                                930        34,921
Cascade Financial Corp.                                     20,519       336,306
Cass Information Systems, Inc.                                 235         7,781
Cathay General Bancorp                                       2,128        76,821
Centennial Bank Holdings, Inc.+                              2,465        23,861
Center Financial Corp.                                         492        11,700
Centerstate Banks of Florida, Inc.                             364         7,316
Charter Financial Corp.                                        173         6,918
Chemical Financial Corp.                                     1,047        31,075
Chittenden Corp.                                             1,933        55,458
Citizens Banking Corp.                                       1,773        46,559
City Bank                                                    2,764       129,991
City Holding Co.                                               738        29,424
City National Corp.                                          4,500       301,770
Clifton Savings Bancorp, Inc.                                  514         5,767
Coastal Financial Corp.                                        677         8,530
Cobiz, Inc.                                                    631        14,425
Columbia Bankcorp                                              399         9,811
Columbia Banking Systems, Inc.                                 670        21,447
Community Bancorp, Inc.                                        202         8,258

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Community Bancorp, Inc.+                                          252   $  7,688
Community Bank Systems, Inc.                                    1,242     27,523
Community Banks, Inc.                                             991     26,559
Community Trust Bancorp, Inc.                                     628     23,644
Corus Bankshares, Inc.                                          1,622     36,268
Cullen/Frost Bankers, Inc.                                      9,700    560,854
CVB Financial Corp.                                             2,532     37,398
Dime Community Bancshares                                       1,064     15,673
Downey Financial Corp.                                            867     57,690
Enterprise Financial Services Corp.                               380     11,727
FNB Corp.                                                       2,388     39,784
Farmers Capital Bank Corp.                                        268      9,077
Fidelity Bankshares, Inc.                                       1,045     40,765
First Bancorp (Puerto Rico)                                     2,911     32,196
First Bancorp NA                                                  478      9,742
First Busey Corp.                                                 649     14,739
First Charter Corp.                                             1,287     30,965
First Commonwealth Financial Corp.                              2,935     38,243
First Community Bancorp                                           799     44,704
First Community Bancshares, Inc.                                  427     14,249
First Financial Bancorp                                         1,406     22,369
First Financial Bankshares, Inc.                                  857     32,695
First Financial Corp.                                             562     17,933
First Financial Holdings, Inc.                                    509     17,418
First Indiana Corp.                                               545     14,175
First Merchants Corp.                                             777     18,376
First Midwest Bancorp, Inc.                                     2,057     77,940
First Niagara Financial Group, Inc.                             4,579     66,762
First Place Financial Corp.                                       739     16,746
First Regional Bancorp+                                           329     11,209
First Republic Bank                                               898     38,219
First Security Group, Inc.                                     30,140    347,213
First South Bancorp, Inc.                                         329     10,064
First State Bancorp                                            22,840    593,155
FirstFed Financial Corp.+                                         688     39,023
FirstMerit Corp.                                                3,302     76,507
Flagstar Bancorp, Inc.                                          1,693     24,633
Flushing Financial Corp.                                          818     14,315
FNB Corp.                                                         318     11,451
Franklin Bank Corp.+                                              985     19,582
Fremont General Corp.                                           2,738     38,305
Frontier Financial Corp.                                        1,648     42,749
Glacier Bancorp, Inc.                                           1,342     45,856
Great Southern Bancorp, Inc.                                      451     12,673
Greater Bay Bancorp                                             2,086     58,846
Greene County Bancshares, Inc.                                    373     13,637
Hancock Holding Co.                                             1,116     59,762
Hanmi Financial Corp.                                           1,683     32,987
Harbor Florida Bancshares, Inc.                                   866     38,372
Harleysville National Corp.                                     1,206     24,241
IBERIABANK Corp.                                                4,555    277,855
Independent Bank Corp. (Michigan)                                 958     23,260

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Independent Bank Corp.                                            632   $ 20,553
Integra Bank Corp.                                                737     18,631
Interchange Financial Services Corp.                              766     17,327
International Bancshares Corp.                                  1,921     57,015
Intervest Bancshares Corp.                                        196      8,538
Investors Financial Services Corp.                              6,800    292,944
Irwin Financial Corp.                                             858     16,782
ITLA Capital Corp.                                                238     12,795
KNBT Bancorp, Inc.                                              1,219     19,602
Lakeland Bancorp, Inc.                                            822     11,738
Lakeland Financial Corp.                                          520     12,225
Macatawa Bank Corp.                                               619     14,169
MAF Bancorp, Inc.                                               1,382     57,063
Mainsource Financial Group, Inc.                                  771     13,084
MCG Capital Corp.                                               2,205     36,008
Mercantile Bank Corp.                                             343     13,566
MetroCorp Bancshares, Inc.+                                       305      6,920
Mid-State Bancshares                                              929     25,417
Midwest Banc Holdings, Inc.                                    24,297    593,333
Nara Bancorp, Inc.                                                900     16,461
NASB Financial, Inc.                                              153      6,088
National Penn Bancshares, Inc.                                  1,979     38,828
NBT Bancorp, Inc.                                               1,421     33,052
NewAlliance Bancshares, Inc.                                    4,546     66,599
Northern Empire Bancshares+                                       401     11,236
Northwest Bancorp, Inc.                                           784     19,992
OceanFirst Financial Corp.                                        352      7,550
Old National Bancorp                                            2,778     53,060
Old Second Bancorp, Inc.                                          574     17,197
Omega Financial Corp.                                             535     16,087
Oriental Financial Group                                          848     10,108
Pacific Capital Bancorp                                         1,935     52,187
Park National Corp.                                               480     48,043
Peoples Bancorp, Inc.                                             455     13,300
PFF Bancorp, Inc.                                               1,010     37,410
Pinnacle Financial Partners, Inc.+                                641     22,948
Placer Sierra Bancshares                                          473     10,505
Preferred Bank Los Angeles California                             171     10,255
Premierwest Bancorp                                               579      9,258
PrivateBancorp, Inc.                                              735     33,604
Prosperity Bancshares, Inc.                                     1,059     36,048
Provident Bankshares Corp.                                      1,359     50,351
Provident Financial Services, Inc.                              2,800     51,828
R&G Financial Corp., Class B                                    1,123      8,366
Renasant Corp.                                                    655     18,386
Republic Bancorp, Inc.                                          3,103     41,363
Republic Bancorp, Inc., Class A                                   304      6,430
Royal Bancshares of Pennsylvania, Inc., Class A                   174      4,714
S & T Bancorp, Inc.                                             1,084     35,230
S.Y. Bancorp, Inc.                                                523     15,517
Sandy Spring Bancorp, Inc.                                        620     21,923
Santander Bancorp                                                 166      3,136

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
SCBT Financial Corp.                                            371   $   13,875
Seacoast Banking Corp. of Florida                               610       18,422
Security Bank Corp.                                             682       15,420
Shore Bancshares, Inc.                                          338        9,718
Sierra Bancorp                                                  242        7,563
Signature Bank+                                               1,209       37,394
Simmons First National Corp., Class A                           603       17,493
Smithtown Bancorp, Inc.                                         314        8,475
Southside Bancshares, Inc.                                      455       12,144
Southwest Bancorp, Inc.                                         602       15,544
State National Bancshares, Inc.+                                446       16,944
Sterling Bancorp                                                798       15,689
Sterling Bancshares, Inc.                                     1,885       38,171
Sterling Financial Corp. (Pennsylvania)                       1,062       23,353
Sterling Financial Corp. (Washington)                         1,530       49,618
Suffolk Bancorp                                                 440       14,045
Summit Bankshares, Inc.                                         421       11,839
Sun Bancorp, Inc.+                                              610       11,486
Superior Bancorp+                                               709        8,154
Susquehanna Bancshares, Inc.                                  2,143       52,375
SVB Financial Group+                                          1,470       65,621
Taylor Capital Group, Inc.                                      241        7,122
Texas Capital Bancshares, Inc.+                                 981       18,364
Texas Regional Bancshares, Inc., Class A                      1,898       72,978
Texas United Bancshares, Inc.                                   374       12,338
Tompkins Trustco, Inc.                                        4,255      193,390
Trico Bancshares                                                589       14,578
TrustCo Bank Corp. NY                                         3,136       33,994
Trustmark Corp.                                               1,910       60,031
UCBH Holdings, Inc.                                          93,115    1,625,788
UMB Financial Corp.                                           1,277       46,700
Umpqua Holdings Corp.                                        28,120      804,232
Union Bankshares Corp.                                          374       16,576
United Bankshares, Inc.                                       1,530       56,947
United Community Banks, Inc.                                  1,403       42,160
United Community Financial Corp.                              1,158       14,267
United Security Bancshares CA                                   323        7,280
Univest Corp. of Pennsylvania                                   492       14,214
USB Holding Co., Inc.                                           476       10,501
Vineyard National Bancorp                                       366        9,501
Virginia Commerce Bancorp, Inc.+                                665       14,763
Virginia Financial Group, Inc.                                  463       12,714
W Holding Co., Inc.                                           4,547       26,873
Washington Trust Bancorp, Inc.                                  495       13,122
Webster Financial Corp.                                       7,500      353,325
WesBanco, Inc.                                                  913       26,678
West Bancorp., Inc.                                             754       12,901
West Coast Bancorp                                              650       19,851
Westamerica Bancorp                                           1,295       65,410
Western Alliance Bancorp.+                                      553       18,194
Westfield Financial, Inc.                                       146        4,638
Willow Grove Bancorp, Inc.                                      601        9,412

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Wilshire Bancorp, Inc.                                          616   $   11,729
Wintrust Financial Corp.                                      1,061       53,209
WSFS Financial Corp.                                            252       15,672
Yardville National Bancorp                                      416       14,835
FINANCIAL SERVICES -- 5.6%
Abington Community Bancorp, Inc.+                               264        3,965
Accredited Home Lenders Holding Co.+                            750       26,955
ACE Cash Express, Inc.+                                         501       14,975
Advance America Cash Advance Centers, Inc.                    2,812       40,549
Advanta Corp., Class B                                          801       29,557
Advisory Board Co.+                                          19,969    1,008,834
American Equity Investment Life Holding Co.                   2,312       28,368
Anworth Mtg. Asset Corp.                                      1,926       16,082
Apollo Investment Corp.                                       3,317       68,032
Ares Capital Corp.                                            2,024       35,258
Arrow Financial Corp.                                           428       10,854
Asset Acceptance Capital Corp.+                                 675       10,969
ASTA Funding, Inc.                                              496       18,595
Bank of Granite Corp.                                           693       12,148
Berkshire Hills Bancorp, Inc.                                   370       13,168
BFC Financial Corp., Class A+                                   617        3,603
Calamos Asset Management, Inc., Class A                         964       28,264
Candela Corp.+                                                  960       10,474
Capital Southwest Corp.                                         111       13,226
CBIZ, Inc.+                                                   2,317       16,914
Central Pacific Financial Corp.                              17,762      649,734
CharterMac                                                    2,170       43,313
Citizens First Bancorp, Inc.                                    340        8,656
Clayton Holdings, Inc.                                          391        4,915
Cohen & Steers, Inc.                                            549       17,766
Commercial Capital Bancorp, Inc.                              2,019       32,183
CompuCredit Corp.+                                              862       26,041
Credit Acceptance Corp.+                                        393       11,664
Deluxe Corp.                                                  2,135       36,508
Digi International, Inc.+                                     1,062       14,337
Direct General Corp.                                            597        8,036
Dollar Financial Corp.                                          496       10,823
Doral Financial Corp.                                         3,743       24,666
eSPEED, Inc., Class A+                                          828        7,618
Euronet Worldwide, Inc+                                      37,159      912,253
Federal Agricultural Mtg. Corp., Class C                        448       11,859
Financial Federal Corp.                                      16,072      430,730
First Acceptance Corp.+                                         676        7,767
Flag Financial Corp.                                            600       15,024
Flanders Corp.+                                                 573        4,905
GAMCO Investors, Inc,                                           228        8,678
GB&T Bancshares, Inc.                                           523       11,009
GFI Group, Inc.+                                                497       27,479
Gladstone Capital Corp.                                         457       10,059
Gladstone Investment Corp.                                      530        7,738
Global Cash Access, Inc.+                                     1,396       21,066

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Greenhill & Co., Inc.                                           732   $   49,059
Hartmarx Corp.+                                               1,280        8,666
Heartland Financial USA, Inc.                                   615       15,793
Heartland Payment Systems, Inc.                              48,724    1,266,824
Heritage Commerce Corp.                                         511       11,824
Home Federal Bancorp, Inc.                                      236        3,670
Horizon Financial Corp.                                         426       12,720
Huron Consulting Group, Inc.+                                   723       28,342
Interactive Data Corp.+                                       1,488       29,686
International Securities Exchange, Inc.                       1,582       74,180
Investors Bancorp, Inc.+                                      2,199       33,183
Jackson Hewitt Tax Service, Inc.                              1,465       43,965
Jacuzzi Brands, Inc.+                                         3,221       32,178
Kearny Financial Corp.                                          933       14,163
Knight Capital Group, Inc.+                                   4,340       78,988
LaBranche & Co., Inc.+                                        2,216       22,980
MarketAxess Holdings, Inc.+                                   1,313       13,747
MB Financial, Inc.                                            1,171       43,175
MBT Financial Corp.                                             597        8,859
Medallion Financial Corp.                                       566        6,243
Morningstar, Inc.+                                              589       21,734
MVC Capital, Inc.                                               691        8,955
Nasdaq Stock Market, Inc.+                                   24,200      731,808
National Financial Partners Corp.                             1,555       63,802
NCO Group, Inc.+                                              1,335       35,004
NGP Capital Resources Co.                                       757       11,045
Ocwen Financial Corp.                                         1,437       21,411
OptionsXpress Holdings, Inc.                                    867       24,172
Partners Trust Financial Group, Inc.                          1,889       20,231
Pennfed Financial Services, Inc.                                386        6,473
Penson Worldwide, Inc.                                          301        5,403
Piper Jaffray Cos.+                                             864       52,376
Portfolio Recovery Associates, Inc.+                         44,260    1,941,686
Primus Guaranty, Ltd.                                        62,100      752,031
Provident New York Bancorp                                    1,771       24,227
QC Holdings, Inc.+                                              206        2,458
Rewards Network, Inc.+                                        1,070        5,211
Rockville Financial, Inc.                                       353        5,115
Sanders Morris Haris Group, Inc.                                538        6,730
Stifel Financial Corp.+                                         504       15,997
SWS Group, Inc.                                                 670       16,676
Technology Investment Capital Corp.                             840       12,289
Thomas Weisel Partners Group, Inc.+                             308        4,943
Tierone Corp.                                                   756       25,651
TNS, Inc.+                                                    1,026       15,451
Tower Group, Inc.                                               704       23,478
United Panam Financial Corp.+                                   414        6,409
Universal American Financial Corp.+                           1,596       25,648
Viad Corp.                                                      918       32,506
Waddell & Reed Financial, Inc., Class A                       3,519       87,095
Wauwatosa Holdings, Inc.                                        422        7,448
World Acceptance Corp.+                                         760       33,425
Wright Express Corp.+                                         1,677       40,349

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 3.5%
21st Century Insurance Group                                 1,371   $    20,496
Affirmative Insurance Holdings, Inc.                           340         4,981
Alfa Corp.                                                   1,359        23,470
American Physicians Capital, Inc.+                             293        14,175
Argonaut Group, Inc.+                                        1,293        40,122
Aspen Insurance Holdings, Ltd.                              37,400       966,042
Baldwin & Lyons, Inc., Class B                                 327         7,920
Bristol West Holdings, Inc.                                    617         8,977
CNA Surety Corp.+                                           26,246       530,169
Commerce Group, Inc.                                         2,251        67,643
Crawford & Co., Class B                                        943         6,403
Darwin Professional Underwriters, Inc.+                        235         5,219
Delphi Financial Group, Inc., Class A                        1,714        68,354
Donegal Group, Inc., Class A                                   524        10,595
EMC Insurance Group, Inc.                                      239         6,893
Enstar Group, Inc.+                                            133        12,707
FBL Financial Group, Inc., Class A                             572        19,145
FPIC Insurance Group, Inc.+                                    442        17,508
Great American Financial Resources, Inc.                       356         7,451
Harleysville Group, Inc.                                       578        20,224
Hilb, Rogal & Hamilton Co.                                   1,498        63,890
Horace Mann Educators Corp.                                  1,778        34,191
Independence Holding Co.                                       229         4,983
Infinity Property & Casualty Corp.                             854        35,125
James River Group, Inc.+                                       369        10,830
Kansas City Life Insurance Co.                                 161         7,332
LandAmerica Financial Group, Inc.                              738        48,553
LifeCell Corp.+                                              1,389        44,754
Meadowbrook Insurance Group, Inc.+                           1,016        11,440
Midland Co.                                                 18,160       786,691
National Interstate Corp.                                      671        16,507
National Western Life Insurance Co., Class A                    91        20,920
Navigators Group, Inc.+                                        544        26,117
NYMAGIC, Inc.                                                  234         7,418
Odyssey Re Holdings Corp.                                      543        18,343
Ohio Casualty Corp.                                          2,639        68,271
Phoenix Cos., Inc.                                           4,684        65,576
PICO Holdings, Inc.+                                           459        14,940
PMA Capital Corp., Class A+                                  1,302        11,484
PMI Group, Inc.                                             14,700       644,007
Presidential Life Corp.                                        901        20,155
ProAssurance Corp.+                                         19,276       949,921
RLI Corp.                                                      927        47,082
Safety Insurance Group, Inc.                                   591        28,758
SCPIE Holdings, Inc.                                           406         9,557
SeaBright Insurance Holdings, Inc.+                            642         8,969
Selective Insurance Group, Inc.                              1,210        63,658
State Auto Financial Corp.                                     581        17,750
Stewart Information Services Corp.                             718        24,965
Triad Guaranty, Inc.+                                       19,281       986,609
United Fire & Casualty Co.                                     865        27,075
USI Holdings Corp.+                                          1,922        26,043
Zenith National Insurance Corp.                              1,534        61,191
                                                                     -----------
                                                                      27,377,713
                                                                     -----------

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE -- 8.2%
DRUGS -- 1.6%
Acadia Pharmaceuticals, Inc.+                                     978   $  8,450
Adams Respiratory Therapeutics, Inc.                            1,259     46,067
Adolor Corp.+                                                   1,887     26,173
Akorn. Inc.+                                                    1,926      6,953
Alexion Pharmaceuticals, Inc.+                                  1,314     44,650
Alkermes, Inc.+                                                 4,020     63,717
Alpharma, Inc., Class A                                         1,765     41,283
Andrx Corp.+                                                    3,064     74,853
Applera Corp. - Celera Genomics Group+                          3,204     44,600
Arena Pharmaceuticals, Inc.+                                    1,973     23,637
ARIAD Pharmaceuticals, Inc.+                                    2,508     10,935
Array Biopharma, Inc.+                                          1,670     14,228
Auxilium Pharmaceuticals, Inc.+                                   875      8,855
AVI BioPharma, Inc.+                                            2,029      7,365
Bio-Rad Laboratories, Inc., Class A+                              771     54,533
BioCryst Pharmaceuticals, Inc.+                                   928     11,572
BioMarin Pharmaceutical, Inc.+                                  3,549     50,502
Bradley Pharmaceuticals, Inc.+                                    587      9,345
Caraco Pharmaceutical Laboratories, Ltd.+                         370      3,759
Connetics Corp.+                                                1,459     15,903
Cubist Pharmaceuticals, Inc.+                                   2,259     49,111
CV Therapeutics, Inc.+                                          2,311     25,745
Cypress Biosciences, Inc.+                                      1,294      9,446
Cytokinetics, Inc.+                                             1,036      6,661
Dendreon Corp.+                                                 2,876     12,856
DepoMed, Inc.+                                                  1,485      6,059
Digene Corp.+                                                     726     31,327
Diversa Corp.+                                                  1,230      9,865
Durect Corp.+                                                   2,477     10,156
EGL, Inc.+                                                      1,309     47,700
Encysive Pharmaceuticals, Inc.+                                 2,391     10,281
Enzo Biochem, Inc.+                                            20,767    253,150
Enzon Pharmaceuticals, Inc.+                                    1,864     15,378
Exelixis, Inc.+                                                 3,492     30,415
Genta, Inc.+                                                    5,153      4,019
Geron Corp.+                                                    2,790     17,493
HealthExtras, Inc.+                                             1,127     31,905
I-Flow Corp.+                                                  25,344    304,635
ICOS Corp.+                                                     2,713     67,988
Idenix Pharmaceuticals, Inc.+                                     997      9,671
Illumina, Inc.+                                                 1,910     63,106
Incyte Corp.+                                                   3,562     15,067
Indevus Pharmaceuticals, Inc.+                                  2,206     13,059
Integra LifeSciences Holdings Corp.+                              790     29,609
Isis Pharmaceuticals, Inc.+                                     3,050     21,899
KV Pharmaceutical Co., Class A+                                 1,602     37,967
Martek Biosciences Corp.+                                       1,337     28,759
Maxygen, Inc.+                                                  1,190      9,889
Medarex, Inc.+                                                  5,089     54,656
Medicines Co.+                                                  2,085     47,038
Medicis Pharmaceutical Corp., Class A                           2,259     73,079
MGI Pharma, Inc.+                                               3,250     55,932

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Momenta Pharmaceuticals, Inc.+                                    873   $ 11,803
Myogen, Inc.+                                                   1,766     61,951
Neurocrine Biosciences, Inc.+                                   1,596     17,157
New River Pharmaceuticals, Inc.+                                  672     17,291
Northfield Laboratories, Inc.+                                  1,081     15,523
Novavax, Inc.+                                                  2,481      9,403
Noven Pharmaceuticals, Inc.+                                      989     23,855
NPS Pharmaceuticals, Inc.+                                      1,861      7,090
Onyx Pharmaceuticals, Inc.+                                     1,730     29,912
OSI Pharmaceuticals, Inc.+                                      2,364     88,721
Pain Therapeutics, Inc.+                                        1,436     12,378
Par Pharmaceutical Cos., Inc.+                                  1,461     26,649
Parexel International Corp.+                                    1,121     37,094
Penwest Pharmaceuticals Co.+                                      969     16,134
Peregrine Pharmaceuticals, Inc.+                                7,627      9,686
Perrigo Co.                                                     3,223     54,694
Pharmion Corp,+                                                 1,014     21,852
Pozen, Inc.+                                                    1,013     13,027
Prestige Brands Holdings, Inc.+                                 1,414     15,752
Progenics Pharmaceuticals, Inc.+                                  934     21,912
Regeneron Pharmaceuticals, Inc.+                                1,894     29,717
Renovis, Inc.+                                                    879     12,095
Salix Pharmaceuticals, Ltd.+                                    1,937     26,266
Santarus, Inc.+                                                 1,959     14,536
Savient Pharmaceuticals, Inc.+                                  2,620     17,056
Sciele Pharma, Inc.                                             1,218     22,947
Somaxon Pharmaceuticals, Inc.+                                    190      2,339
SuperGen, Inc.+                                                 1,997      9,306
Tanox, Inc.+                                                      982     11,607
Trimeris, Inc.+                                                   772      6,794
United Therapeutics Corp.+                                        979     51,437
Viropharma, Inc.+                                               2,856     34,757
Xenoport, Inc.+                                                   853     17,376
Zymogenetics, Inc.+                                             1,567     26,435
HEALTH SERVICES -- 3.9%
Adeza Biomedical Corp.+                                           608      9,977
Alliance Imaging, Inc.+                                           614      4,795
Allscripts Heathcare Solutions, Inc.+                          21,525    483,236
Amedisys, Inc.+                                                   665     26,381
AMERIGROUP Corp.+                                              21,549    636,773
AMN Healthcare Services, Inc.+                                  1,346     31,968
Amsurg Corp.+                                                   1,238     27,558
Apria Healthcare Group, Inc.+                                  20,964    413,829
AVANIR Pharmaceuticals, Class A                                 1,279      8,851
Bio-Reference Laboratories, Inc.+                                 420      9,429
Capital Senior Living Corp.                                       878      8,122
Centene Corp.+                                                  1,794     29,493
Coley Pharmaceutical Group, Inc.+                                 724      8,268
Conor Medsystems, Inc.+                                         1,253     29,533
Corvel Corp.+                                                     213      7,472
Cotherix, Inc.+                                                   782      5,521

                                                                         VALUE
COMMON STOCK (CONTINUED)                                      SHARES    (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Dendrite International, Inc.+                                 24,085   $ 235,551
Dialysis Corp. of America                                     48,000     640,800
Drugstore.com, Inc.+                                           3,235      11,161
Eclipsys Corp.+                                                1,881      33,689
Emeritus Corp.                                                   223       4,806
Emisphere Technologies, Inc.+                                    962       8,129
Five Star Quality Care, Inc.                                   1,275      13,719
Genesis Healthcare Corp.+                                        807      38,437
Genomic Health, Inc.+                                            536       7,751
Gentiva Health Services, Inc.+                                 1,134      18,643
Healthcare Services Group, Inc.                                1,132      28,481
Healthspring, Inc.+                                              798      15,362
Healthways, Inc.+                                              1,431      63,823
Horizon Health Corp.+                                            606       9,254
Hythiam, Inc.+                                                 1,115       8,050
Kindred Healthcare, Inc.+                                      1,178      35,022
LHC Group, Inc.+                                                 475      10,602
Lincare Holdings, Inc.+                                       29,300   1,014,952
Magellan Health Services, Inc.+                                1,530      65,178
Matria Healthcare, Inc.+                                         877      24,372
Medcath Corp.+                                                   320       9,629
Medical Action Indiana, Inc.+                                    371       9,976
MedQuist, Inc.+                                               25,440     295,104
Merge Technologies, Inc.+                                        905       6,226
Meridian Bioscience, Inc.                                        881      20,712
Metrologic Instruments, Inc.+                                    530       9,625
Molina Healthcare, Inc.+                                         515      18,210
Monogram Biosciences, Inc.+                                    5,262       8,051
Nabi Biopharmaceuticals+                                       2,565      14,826
National Dentex Corp.+                                        18,730     368,044
National Healthcare Corp.                                        275      14,776
Nighthawk Radiology Holdings, Inc.                               280       5,356
Nuvelo, Inc.+                                                  2,160      39,398
Odyssey Healthcare, Inc.+                                      1,449      20,547
Omnicell, Inc.+                                                1,142      20,430
Option Care, Inc.                                              1,116      14,943
Pharmanet Development Group, Inc.                                775      15,058
PRA International+                                               752      20,071
Psychiatric Solutions, Inc.+                                   2,194      74,793
Radiation Therapy Services, Inc.+                                523      15,287
RehabCare Group, Inc.+                                        26,286     344,347
Res-Care, Inc.+                                                  932      18,724
Sirna Therapeutics, Inc.+                                      1,623       9,040
SonoSite, Inc.+                                                  685      19,454
Sun Healthcare Group, Inc.+                                      934      10,031
Sunrise Senior Living, Inc.+                                   1,840      54,961
Symbion, Inc.+                                                   728      13,366
United Surgical Partners International, Inc.+                 12,494     310,226
Valeant Pharmaceuticals International                          3,854      76,232
Vistacare, Inc., Class A+                                        420       4,368
Weight Watchers International, Inc.                           19,400     860,196

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 2.7%
Abaxis, Inc.+                                                     845   $ 19,765
ABIOMED, Inc.+                                                    997     14,746
Advanced Magnetics, Inc.+                                         322     10,980
Adventrx Pharmaceuticals, Inc.+                                 2,375      6,507
Affymetrix, Inc.+                                               2,806     60,497
Align Technology, Inc.+                                         2,354     26,788
Alnylam Pharmaceuticals, Inc.                                   1,347     19,410
Altus Pharmaceuticals, Inc.                                       329      5,254
American Medical Systems Holdings, Inc.+                        2,901     53,465
Anadys Pharmaceuticals, Inc.+                                   1,080      3,132
AngioDynamics, Inc.+                                              494     10,231
Arrow International, Inc.                                         944     30,029
ArthroCare Corp.+                                               1,085     50,843
Aspect Medical Systems, Inc.+                                     658     11,232
AtheroGenics, Inc.+                                             1,653     21,770
Bentley Pharmaceuticals, Inc.+                                 28,579    342,948
Bioenvision, Inc.+                                              1,455      8,017
BioMimetic Therapeutics, Inc.                                  30,550    238,901
Biosite, Inc.+                                                    716     33,101
Bruker BioSciences Corp.+                                       1,713     12,008
Cell Genesys, Inc.+                                             2,003      9,154
Cepheid, Inc.+                                                  2,310     16,678
Cerus Corp.+                                                    1,209      6,710
Combinatorx, Inc.                                               1,077      6,710
Conceptus, Inc.+                                                  965     17,071
CONMED Corp.+                                                   1,173     24,762
Cyberonics, Inc.+                                                 915     16,040
Datascope Corp.                                                   544     18,208
Decode Genetics, Inc.+                                          2,483     13,656
Dexcom, Inc.+                                                  35,479    394,881
DJ Orthopedics, Inc.+                                             941     39,080
Encore Medical Corp.+                                           2,525     15,907
ev3, Inc.+                                                     27,066    460,393
Foxhollow Technologies, Inc.+                                     779     26,634
Genitope Corp.+                                                   996      2,908
GTX, Inc.+                                                        475      4,389
Haemonetics Corp.+                                              1,102     51,574
Hana Biosciences, Inc.+                                         1,159      7,951
HealthTronics Surgical Services, Inc.+                          1,416      8,737
Hi-Tech Pharmacal Co., Inc.+                                      356      4,500
Hologic, Inc.+                                                  2,188     95,222
Human Genome Sciences, Inc.+                                    5,469     63,112
ICU Medical, Inc.+                                                594     27,015
Immucor, Inc.+                                                  2,813     63,039
InterMune, Inc.+                                                1,099     18,046
Intralase Corp.+                                                  906     17,857
Invacare Corp.                                                  1,295     30,458
Inverness Medical Innovations, Inc.+                            1,151     40,009
IRIS International, Inc.+                                         707      8,130
Kensey Nash Corp.+                                                493     14,430
Keryx Biopharmaceuticals, Inc.+                                 1,806     21,365
Kyphon, Inc.+                                                   1,837     68,741

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
LCA-Vision, Inc.                                               863   $    35,651
Lexicon Genetics, Inc.+                                      2,610         9,840
Luminex Corp.+                                               1,335        24,337
Mannkind Corp.+                                                947        17,993
Medis Technologies, Ltd.+                                      866        21,399
Mentor Corp.                                                 1,505        75,837
Merit Medical Systems, Inc.+                                 1,157        15,712
Metabasis Therapeutics, Inc.                                   916         5,148
Molecular Devices Corp.+                                       685        12,666
Myriad Genetics, Inc.+                                       1,636        40,327
Nastech Pharmaceutical, Inc.+                                  929        14,177
Natus Medical, Inc.+                                           859        11,725
Nektar Therapeutics+                                         3,724        53,663
Neurometrix, Inc.+                                             504         9,581
Northstar Neuroscience, Inc.                                   504         6,653
NuVasive, Inc.+                                              1,375        27,651
Nxstage Medical, Inc.+                                         459         4,025
OraSure Technologies, Inc.+                                  1,951        15,686
Palomar Medical Technologies, Inc.+                            722        30,468
Panacos Pharmaceuticals, Inc.+                               2,033        10,084
PetMed Express, Inc.+                                       51,458       537,221
PolyMedica Corp.                                            11,557       494,755
PSS World Medical, Inc.+                                     2,803        56,032
Quality Systems, Inc.                                          683        26,494
Quidel Corp.+                                                1,271        17,947
Rigel Pharmaceuticals, Inc.+                                 1,003        10,301
Sangamo Biosciences, Inc.+                                   1,261         7,011
Sirona Dental Systems, Inc.+                                   736        24,236
Solexa, Inc.                                                   950         8,379
Spectranetics Corp.+                                         1,302        15,233
Stereotaxis, Inc.+                                             946         9,791
STERIS Corp.                                                 2,795        67,248
SurModics, Inc.+                                               665        23,355
Symmetry Medical, Inc.+                                      1,463        22,077
Telik, Inc.+                                                 2,180        38,782
ThermoGenesis Corp.+                                         2,215         8,572
Thoratec Corp.+                                              2,197        34,295
Tiens Biotech Group USA, Inc.+                                 133           386
TriPath Imaging, Inc.+                                       1,270        11,468
USANA Health Sciences, Inc.+                                   395        17,613
Ventana Medical Systems, Inc.+                               1,195        48,792
Viasys Healthcare, Inc.+                                     1,337        36,420
Visicu, Inc.+                                                  261         2,341
Vital Images, Inc.+                                            559        17,653
Vital Signs, Inc.                                              290        16,417
West Pharmaceutical Services, Inc.                           1,340        52,622
Wright Medical Group, Inc.+                                  1,415        34,314
Young Innovations, Inc.                                        196         7,048
Zoll Medical Corp.+                                            411        14,751
                                                                     -----------
                                                                      14,214,016
                                                                     -----------

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 20.8%
AEROSPACE & MILITARY TECHNOLOGY -- 1.5%
AAR Corp.+                                                    1,514   $   36,094
BE Aerospace, Inc.+                                           3,220       67,910
Curtiss-Wright Corp.                                          1,817       55,146
DRS Technologies, Inc.                                       17,380      758,985
EDO Corp.                                                       706       16,153
Esterline Technologies Corp.+                                 1,055       35,617
GenCorp, Inc.+                                                2,314       29,712
HEICO Corp.                                                     859       29,464
HEICO Corp., Class A                                         20,700      601,335
Herley Industries, Inc.+                                        587        7,267
Innovative Solutions & Support, Inc.+                           484        7,033
K&F Industries Holdings, Inc.+                                  757       14,216
Kaman Corp., Class A                                          1,014       18,262
Moog, Inc., Class A+                                          1,526       52,891
MTC Technologies, Inc.+                                         409        9,832
Orbital Sciences Corp.+                                      39,785      746,764
Sequa Corp., Class A+                                           279       26,187
Teledyne Technologies, Inc.+                                  1,422       56,311
TransDigm Group, Inc.+                                          446       10,891
Triumph Group, Inc.                                             662       28,036
United Industrial Corp.                                         396       21,186
BUSINESS SERVICES -- 11.1%
24/7 Real Media, Inc.+                                        2,049       17,498
Aaron Rents, Inc.                                             1,812       41,640
ABM Industries, Inc.                                          1,823       34,199
Acco Brands Corp.+                                           13,570      302,068
Actuant Corp., Class A                                        1,133       56,763
Administaff, Inc.                                               950       32,015
Albany Molecular Research, Inc.+                              1,027        9,613
Alderwoods Group, Inc.+                                       1,683       33,374
Alico, Inc.                                                     154        9,011
Alliance Data Systems Corp.+                                 36,500    2,014,435
AMERCO, Inc.+                                                   427       31,662
American Ecology Corp.                                          629       12,416
AMIS Holdings, Inc.+                                          1,842       17,481
Arbitron, Inc.                                                1,246       46,114
Banta Corp.                                                     998       47,505
Barret Business Services, Inc.                               19,705      423,066
Basin Water, Inc.                                               227        1,859
Beacon Roofing Supply, Inc.+                                  1,822       36,877
Bearingpoint, Inc.+                                           7,707       60,577
Black Box Corp.                                              13,626      530,324
BlueLinx Holdings, Inc.                                         483        4,598
Bowne & Co., Inc.                                             1,259       17,979
Brady Corp., Class A                                          1,868       65,679
Bright Horizons Family Solutions, Inc.+                       1,084       45,235
Brightpoint, Inc.+                                            2,092       29,748
Building Material Holding Corp.                               1,206       31,380
Calgon Carbon Corp.+                                          1,604        7,090
Casella Waste Systems, Inc., Class A+                           887        9,172
Catalina Marketing Corp.                                      1,911       52,552

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
CDI Corp.                                                       517   $   10,707
Central Parking Corp.                                           404        6,666
Cenveo, Inc.+                                                 2,213       41,649
Chemed Corp.                                                  1,087       35,067
CLARCOR, Inc.                                                 2,149       65,523
Clark, Inc.                                                     708        7,979
Clean Harbors, Inc.+                                            652       28,395
Cogent, Inc.+                                                 1,803       24,755
Coinmach Service Corp.+                                       1,064       10,566
Coinstar, Inc.+                                               1,154       33,212
Compass Diversified Trust                                       529        8,094
Consolidated Graphics, Inc.+                                    468       28,160
Core-Mark Holding Co., Inc.                                     427       13,382
Cornell Cos., Inc.+                                             461        7,966
CoStar Group, Inc.+                                             699       28,883
CRA International, Inc.+                                        474       22,591
Cross Country Healthcare, Inc.                               35,043      595,731
CSG Systems International, Inc.+                              1,977       52,252
Darling International, Inc.+                                  3,460       14,497
DeVry, Inc.+                                                  2,532       53,856
Directed Electronics, Inc.                                      378        5,708
DynCorp International, Inc.+                                  1,011       12,728
Educate, Inc.+                                                  671        5,361
Electro Rent Corp.+                                             818       13,914
EMCOR Group, Inc.+                                           11,904      652,815
EnerSys                                                       1,931       30,973
ENGlobal Corp.+                                                 611        3,782
Ennis, Inc.                                                   1,065       23,057
Exponent, Inc.+                                                 647       10,785
Federal Signal Corp.                                          2,000       30,500
First Advantage Corp., Class A+                                 265        5,528
First Consulting Group, Inc.+                                   870        8,482
Forrester Research, Inc.+                                       589       15,497
FTD Group, Inc.+                                                519        8,019
FTI Consulting, Inc.+                                        19,357      485,086
Gaiam, Inc.+                                                    654        8,443
Gartner, Inc., Class A+                                       2,357       41,460
Geo Group, Inc.+                                                543       22,942
Gevity HR, Inc.                                               1,094       24,921
Granite Construction, Inc.                                    1,436       76,611
Harsco Corp.                                                  3,778      293,362
Harte-Hanks, Inc.                                            39,100    1,030,285
Heidrick & Struggles International, Inc.+                       763       27,468
Home Solutions of America, Inc.                               1,800        9,864
Hudson Highland Group, Inc.+                                    991        9,712
ICT Group, Inc.+                                                273        8,591
Infrasource Services, Inc.+                                   1,122       19,691
Input/Output, Inc.+                                          22,227      220,714
Insituform Technologies, Inc., Class A+                       1,129       27,412
Integrated Electrical Services, Inc.+                           619        9,786
Intermec, Inc.+                                               2,093       55,171
Intevac, Inc.+                                                  895       15,036

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
inVentiv Health, Inc.+                                        1,207   $   38,660
John H. Harland Co.                                          11,911      434,156
Kelly Services, Inc., Class A                                   846       23,189
Kendle International, Inc.+                                     521       16,682
Kenexa Corp.+                                                   664       16,746
Kforce, Inc.+                                                 1,239       14,781
Korn/Ferry International+                                     7,456      156,129
Labor Ready, Inc.+                                           86,070    1,371,095
Landauer, Inc.                                                  383       19,437
Layne Christensen Co.+                                          510       14,571
Lincoln Educational Services Corp.+                             172        2,814
LKQ Corp.+                                                    1,860       40,864
Marlin Business Services, Inc.+                                 478        9,990
Maximus, Inc.                                                   896       23,386
McGrath Rentcorp                                                917       23,475
Medifast, Inc.+                                                 448        3,889
Mine Safety Appliances Co.                                    1,276       45,477
Mobile Mini, Inc.+                                            1,467       41,677
Move, Inc.+                                                   4,214       20,691
MPS Group, Inc.+                                              4,284       64,731
MWI Veterinary Supply, Inc.+                                    226        7,578
Navigant Consulting, Inc.+                                   38,666      775,640
Net 1 UEPS Technologies, Inc.                                 1,999       45,697
NuCo2, Inc.+                                                    657       17,673
On Assignment, Inc.+                                          1,054       10,340
Overstock.com, Inc.+                                            489        8,572
Owens & Minor, Inc.                                           1,660       54,597
Patrick Industries, Inc.+                                    19,200      238,848
Paxar Corp.+                                                  1,707       34,106
PeopleSupport, Inc.+                                            789       14,596
PHH Corp.+                                                    2,198       60,225
Pool Corp.                                                   14,600      562,100
Pre-Paid Legal Services, Inc.                                   430       17,058
Providence Service Corp.+                                    26,615      734,308
PW Eagle, Inc.+                                                 425       12,754
RAE Systems, Inc.+                                            1,556        4,746
Rentech, Inc.                                                 5,752       26,632
Resources Connection, Inc.+                                   1,997       53,500
Rollins, Inc.                                                37,631      794,390
ScanSource, Inc.+                                             1,061       32,180
Senomyx, Inc.+                                                1,256       19,305
SITEL Corp.+                                                  2,363        7,113
Sotheby's Holdings, Inc., Class A                             2,642       85,178
Source Interlink Cos., Inc.+                                111,574    1,059,953
Spherion Corp.+                                               2,429       17,367
Standard Parking Corp.                                          225        7,061
Star Maritime Aquisition Corp.                                  762        7,323
StarTek, Inc.                                                   436        5,437
Sterling Construction, Inc.+                                 33,451      671,027
Stewart Enterprises, Inc., Class A                            4,382       25,679
Synagro Technologies, Inc.                                    2,480       10,466
Team, Inc.                                                      277        6,942

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
TeleTech Holdings, Inc.+                                      1,370   $   21,413
Tetra Tech, Inc.+                                             2,385       41,547
United Rentals, Inc.+                                        18,900      439,425
United Stationers, Inc.+                                     11,309      525,982
Universal Display Corp.+                                        956       10,545
Valley National Gases, Inc.                                      92        2,297
ValueVision Media, Inc., Class A+                             1,299       15,055
Vertrue, Inc.+                                                  305       11,993
Volt Information Sciences, Inc.+                                335       11,909
Waste Connections, Inc.+                                      1,837       69,641
Waste Industries USA, Inc.                                      301        8,136
Waste Services, Inc.+                                         1,121       10,246
Watsco, Inc.                                                 21,358      982,682
Watson Wyatt & Co. Holdings                                  24,653    1,008,801
ELECTRICAL EQUIPMENT -- 1.3%
A.O. Smith Corp.                                                850       33,515
Acuity Brands, Inc.                                           1,862       84,535
Advanced Energy Industries, Inc.+                             1,470       25,049
Asyst Technologies, Inc.+                                     2,070       13,993
Axcelis Technologies, Inc.+                                   4,195       29,617
Baldor Electric Co.                                           1,341       41,343
Cabot Microelectronics Corp.+                                 7,805      224,940
Capstone Turbine Corp.+                                       4,589        6,470
China BAK Battery, Inc.                                       1,094        7,352
Crane Co.                                                    20,600      861,080
ElkCorp                                                         856       23,240
Franklin Electric Co., Inc.                                     942       50,058
General Cable Corp.+                                          2,100       80,241
Insteel Industries, Inc.                                        563       11,187
KEMET Corp.+                                                  3,603       29,076
Lamson & Sessions Co.                                           561       13,363
Littelfuse, Inc.+                                               924       32,063
Nextest Systems Corp.                                           228        3,000
Otter Tail Corp.                                              1,217       35,585
Power-One, Inc.+                                              2,940       21,286
Roper Industries, Inc.                                       12,785      572,001
Superior Essex, Inc.+                                           836       28,633
Vicor Corp.                                                     800        9,232
MACHINERY -- 5.2%
Albany International Corp., Class A                          19,610      623,990
Applied Industrial Technologies, Inc.                         1,859       45,360
AptarGroup, Inc.                                             12,755      648,974
Astec Industries, Inc.+                                      13,918      351,429
Blount International, Inc.+                                   1,613       16,162
Briggs & Stratton Corp.                                       2,124       58,516
Bucyrus International, Inc., Class A                          1,309       55,528
Cascade Corp.                                                   523       23,875
Cognex Corp.                                                  1,938       48,954
Columbus McKinnon Corp.+                                     47,839      862,537
DXP Enterprises, Inc.+                                           66        1,544
Flow International Corp.+                                     1,558       20,207

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Formfactor, Inc.+                                             1,901   $   80,089
Gehl Co.+                                                       424       11,355
Gerber Scientific, Inc.+                                        912       13,662
Gorman-Rupp Co.                                                 369       12,066
IDEX Corp.                                                   33,900    1,459,395
iRobot Corp.+                                                   461        9,248
Kadant, Inc.+                                                   581       14,269
Kennametal, Inc.                                             11,100      628,815
Kulicke & Soffa Industries, Inc.+                            70,080      619,507
Ladish Co., Inc.+                                               595       17,184
Lawson Products, Inc.                                           180        7,546
Lindsay Manufacturing Co.                                       492       14,145
Lone Star Technologies, Inc.+                                 1,278       61,830
Matthews International Corp., Class A                         1,333       49,068
Middleby Corp.+                                                 279       21,500
NACCO Industries, Inc., Class A                                 229       31,123
Nordson Corp.                                                 1,223       48,749
Pentair, Inc.                                                20,300      531,657
Photon Dynamics, Inc.+                                          688        9,130
Presstek, Inc.+                                              87,392      471,043
Raser Technologies, Inc.                                        783        4,353
Regal-Beloit Corp.                                            1,276       55,506
Robbins & Myers, Inc.                                           562       17,377
Sauer-Danfoss, Inc.                                          26,556      636,813
Snap-On, Inc.                                                 9,300      414,315
Standex International Corp.                                     527       14,693
Tecumseh Products Co., Class A+                                 671       10,206
Tennant Co.                                                     697       16,965
TurboChef Technologies, Inc.+                                   546        7,589
Verigy, Ltd.                                                 16,500      268,290
Westinghouse Air Brake Technologies Corp.                    23,512      637,880
MULTI-INDUSTRY -- 0.2%
American Oriental Bioengineeing, Inc.                         1,804       10,968
American Railcar Industries, Inc.                               365       10,625
Andersons, Inc.                                                 596       20,353
Enpro Industries, Inc.+                                         878       26,393
ESCO Technologies, Inc.+                                      1,069       49,217
GenTek, Inc.+                                                   413       11,403
Griffon Corp.+                                                1,235       29,480
Koppers Holdings, Inc.                                          403        7,645
Perini Corp.+                                                   915       19,105
Plexus Corp.+                                                 1,904       36,557
Raven Industries, Inc.                                          677       20,317
Reddy Ice Holdings, Inc.                                        707       17,109
Smith & Wesson Holding Corp.+                                 1,238       17,183
Tredegar Corp.                                                1,424       23,838
TRANSPORTATION -- 1.5%
ABX Air, Inc.+                                                2,353       13,224
Air Methods Corp.                                            22,119      522,008
Arkansas Best Corp.                                          14,848      638,910
Atlas Air Worldwide Holdings, Inc.+                             825       35,904

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Bristow Group, Inc.                                            967   $    33,265
Celadon Group, Inc.                                            975        16,224
Dynamex, Inc.+                                                 447         9,275
Florida East Coast Industries, Inc., Class A                 1,459        83,280
Forward Air Corp.                                            1,310        43,348
Freightcar America, Inc.                                       523        27,719
Fuel Systems Solutions, Inc.+                                  495         6,296
Genesee & Wyoming, Inc., Class A+                            1,502        34,876
Greenbrier Cos., Inc.                                          573        16,623
Gulfmark Offshore, Inc.+                                       667        21,237
Heartland Express, Inc.                                      2,513        39,404
Horizon Lines, Inc.                                            577         9,636
Hub Group, Inc., Class A+                                    1,655        37,701
Interpool, Inc.                                                483        10,848
Kirby Corp.+                                                20,100       629,733
Knight Transportation, Inc.                                  2,377        40,290
Maritrans, Inc.                                                507        18,556
Marten Transport, Ltd.+                                        618        10,562
Old Dominion Freight Lines, Inc.+                            1,170        35,135
Pacer International, Inc.                                    1,561        43,333
PAM Transportation Services, Inc.+                             237         5,939
Patriot Transportation Holding, Inc.+                           69         5,214
PHI, Inc.+                                                     581        17,703
Quality Distribution, Inc.+                                    344         5,064
RailAmerica, Inc.+                                           1,643        17,942
Republic Airways Holdings, Inc.+                             1,364        21,169
Saia, Inc.+                                                    617        20,114
Sirva, Inc.+                                                 2,206         5,868
TAL International Group, Inc.+                                 688        14,593
U.S. Xpress Enterprises, Inc., Class A+                        373         8,635
Universal Truckload Services, Inc.+                            259         6,726
USA Truck, Inc.+                                               381         7,258
Werner Enterprises, Inc.                                     2,131        39,871
                                                                     -----------
                                                                      35,968,339
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 4.7%
BROADCASTING & MEDIA -- 0.6%
Acacia Research - Acacia Technologies+                       1,125        12,769
ADVO, Inc.                                                   1,321        36,962
aQuantive, Inc.+                                             3,162        74,686
Audiovox Corp., Class A+                                       668         9,298
Belo Corp., Class A                                          3,761        59,461
Charter Communications, Inc. Class A+                       16,448        25,001
Citadel Broadcasting Corp.                                   1,574        14,796
CKX, Inc.+                                                   2,127        26,481
Courier Corp.                                                  426        15,822
Cox Radio, Inc., Class A+                                    1,876        28,797
Crown Media Holdings, Inc., Class A+                           588         2,640
Cumulus Media, Inc., Class A+                                1,460        13,958
Emmis Communications Corp., Class A+                         1,393        17,064
Entercom Communications Corp.                                1,319        33,239

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Entravision Communications Corp., Class A+                      2,811   $ 20,914
Fisher Communications, Inc.+                                      326     13,545
Gemstar-TV Guide International, Inc.+                          10,332     34,302
Gray Television, Inc.                                           1,732     11,102
Journal Communications, Inc., Class A                           1,838     20,714
Lee Enterprises, Inc.                                           1,899     47,931
Lin TV Corp., Class A+                                          1,115      8,675
LodgeNet Entertainment Corp.+                                     713     13,461
Macrovision Corp.+                                              2,146     50,839
Media General, Inc., Class A                                      918     34,627
Mediacom Communications Corp., Class A+                         2,348     16,718
Outdoor Channel Holdings, Inc.+                                   578      6,294
Playboy Enterprises, Inc., Class B+                               860      8,093
Polycom, Inc.+                                                  3,621     88,823
Primedia, Inc.+                                                 8,504     12,926
Private Media Group, Inc.+                                        956      3,862
Radio One, Inc., Class D+                                       3,216     20,100
Reader's Digest Assoc., Inc.                                    4,001     51,853
Salem Communications Corp., Class A                               377      4,264
Scholastic Corp.+                                               1,454     45,292
Sinclair Broadcast Group, Inc., Class A                         1,938     15,213
Spanish Broadcasting System, Inc., Class A+                     1,800      7,866
TheStreet. com, , Inc.                                            741      7,884
Valassis Communications, Inc.+                                  1,986     35,053
Value Line, Inc.                                                   51      2,377
Westwood One, Inc.                                              2,946     20,858
World Wrestling Entertainment, Inc.                               913     15,001
ENTERTAINMENT PRODUCTS -- 0.3%
Callaway Golf Co.                                              29,657    388,803
DTS, Inc.+                                                        747     15,821
JAKKS Pacific, Inc.+                                            1,156     20,611
Journal Register Co.                                            1,598      9,060
Lakes Entertainment, Inc.+                                        924      8,926
Leapfrog Enterprises, Inc.+                                     1,374     10,896
Life Time Fitness, Inc.+                                        1,261     58,372
Marvel Entertainment, Inc.+                                     1,957     47,242
Midway Games, Inc.+                                             1,442     12,661
Multimedia Games, Inc.+                                         1,096      9,952
ParkerVision, Inc.+                                               821      5,969
Steinway Musical Instruments, Inc.+                               296      8,288
Universal Electronics, Inc.+                                      557     10,583
LEISURE & TOURISM -- 3.8%
AFC Enterprises, Inc.+                                          1,092     15,768
AirTran Holdings, Inc.+                                        58,072    576,074
Alaska Air Group, Inc.+                                         1,643     62,500
Ambassadors Group, Inc.                                           862     24,377
Ambassadors International, Inc.                                   289      9,129
Ameristar Casinos, Inc.                                         1,081     23,468
Applebee's International, Inc.                                  3,084     66,337
Arctic Cat, Inc.                                                  518      8,599
Arden Group, Inc., Class A                                         58      6,751

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Aztar Corp.+                                                    1,502   $ 79,621
Bally Technologies, Inc.                                        2,166     38,122
Bally Total Fitness Holding Corp.+                              1,420      2,144
Bluegreen Corp.+                                                  844      9,681
Bob Evans Farms, Inc.                                           1,492     45,178
Buffalo Wild Wings, Inc.+                                         297     11,360
California Pizza Kitchen, Inc.+                                   826     24,722
Carmike Cinemas, Inc.                                             497      8,538
CBRL Group, Inc.                                                1,283     51,872
CEC Entertainment, Inc.+                                        1,382     43,547
Century Casinos, Inc.+                                            820      8,151
Chipotle Mexican Grill, Inc.                                      334     16,590
Churchill Downs, Inc.                                             372     15,646
CKE Restaurants, Inc.                                           2,488     41,599
Denny's Corp.+                                                  3,716     12,672
Domino's Pizza, Inc.                                            1,570     40,270
Dover Downs Gaming & Entertainment, Inc.                          587      7,132
Dover Motorsports, Inc.                                           623      3,377
ExpressJet Holdings, Inc.+                                      2,114     13,974
Frontier Airlines Holdings, Inc.+                               1,462     12,061
Gaylord Entertainment Co.+                                      7,891    346,020
Great Wolf Resorts, Inc.+                                       1,151     13,766
IHOP Corp.                                                        764     35,411
Isle of Capri Casinos, Inc.+                                      633     13,331
Jack in the Box, Inc.+                                          1,467     76,548
JetBlue Airways Corp.+                                          7,204     66,781
K2, Inc.+                                                      26,368    309,297
Krispy Kreme Doughnuts, Inc.+                                   2,317     18,768
Landry's Restaurants, Inc.                                        687     20,713
Live Nation, Inc.                                               2,645     54,011
Lodgian, Inc.+                                                    826     10,969
Lone Star Steakhouse & Saloon, Inc.                               700     19,439
Luby's, Inc.+                                                     865      8,538
Magna Entertainment Corp., Class A+                             1,614      7,570
Marcus Corp.                                                      901     20,696
Marine Products Corp.                                             466      4,530
Marinemax, Inc.+                                                  697     17,739
Mccormick & Schmick's Seafood Restaurants, Inc.+                  481     10,818
Mesa Air Group, Inc.+                                           1,460     11,330
Monaco Coach Corp.                                              1,080     12,031
Monarch Casino & Resort, Inc.+                                    420      8,144
Morgans Hotel Group Co.                                           726      9,075
Morton's Restaurant Group, Inc.                                43,586    671,660
MTR Gaming Group, Inc.+                                           915      8,592
O' Charleys, Inc.+                                             39,074    741,234
P.F. Chang's China Bistro, Inc.+                                1,105     38,355
Papa John's International, Inc.+                                1,011     36,507
Pinnacle Entertainment, Inc.+                                   1,996     56,128
Progressive Gaming International Corp.                          1,378     11,300
Rare Hospitality International, Inc.+                           1,410     43,090
Red Robin Gourmet Burgers, Inc.+                                  690     31,816
Regal Entertainment Group, Class A                             27,900    552,978

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Riviera Holdings Corp.+                                         443   $    9,050
Ruby Tuesday, Inc.                                            2,449       69,037
Ruth's Chris Steak House+                                       705       13,268
Shuffle Master, Inc.+                                        31,048      838,606
Six Flags, Inc.+                                              3,022       15,805
SkyWest, Inc.                                                12,439      305,004
Sonic Corp.+                                                  3,557       80,424
Speedway Motorsports, Inc.                                      640       23,302
Steak n Shake Co.+                                            1,183       19,981
Steiner Leisure, Ltd.+                                       12,150      510,907
Texas Roadhouse, Inc., Class A+                               2,181       26,783
Triarc Cos., Inc., Class B                                    2,562       38,737
Trump Entertainment Resorts, Inc.                             1,304       22,116
Vail Resorts, Inc.+                                           1,260       50,425
WMS Industries, Inc.+                                         1,127       32,920
                                                                      ----------
                                                                       8,219,555
                                                                      ----------
INFORMATION TECHNOLOGY -- 14.0%
COMMUNICATION EQUIPMENT -- 0.1%
ANADIGICS, Inc.+                                              2,016       14,435
Dycom Industries, Inc.+                                       1,679       36,098
InPhonic, Inc.+                                                 964        7,635
Packeteer, Inc.+                                              1,402       12,071
Pegasus Wireless Corp.                                        1,941        1,184
Sirenza Microdevices, Inc.+                                   1,003        7,924
Tessera Technologies, Inc.+                                   1,917       66,673
Trident Microsystems, Inc.+                                   2,376       55,266
COMPUTER SERVICES -- 0.9%
Agilysys, Inc.                                                1,289       18,098
Aspen Technology, Inc.+                                       2,222       24,264
BISYS Group, Inc.+                                            5,010       54,409
Bottomline Technologies, Inc.+                                  829        8,091
CACI International, Inc., Class A+                            1,265       69,588
CIBER, Inc.+                                                  2,323       15,401
COMSYS IT Partners, Inc.+                                       663       11,397
Concur Technologies, Inc.+                                    1,350       19,643
Covansys Corp.+                                               1,306       22,385
Diamond Management & Technology Consultants, Inc.             1,180       13,145
Digital Insight Corp.+                                        1,438       42,162
Digital River, Inc.+                                          1,641       83,888
Digitas, Inc.+                                                3,765       36,219
eFunds Corp.+                                                 1,930       46,667
FileNET Corp.+                                                1,745       60,778
iGate Corp.+                                                    835        4,125
Infocrossing, Inc.+                                             689        9,239
infoUSA, Inc.                                                 1,357       11,263
Kanbay International, Inc.+                                   1,377       28,311
Keane, Inc.+                                                  1,800       25,938
LECG Corp.+                                                   1,026       19,248
Manhattan Associates, Inc.+                                   1,141       27,544
Mantech International Corp., Class A+                           751       24,791

                                                                          VALUE
COMMON STOCK (CONTINUED)                                        SHARES  (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
Marchex, Inc., Class B+                                            982  $ 15,064
Mentor Graphics Corp.+                                           3,333    46,929
Ness Technologies, Inc.+                                         1,169    15,606
Per-Se Technologies, Inc.+                                       1,385    31,550
Perot Systems Corp., Class A+                                   48,075   662,954
Phase Forward, Inc.+                                             1,434    17,122
QAD, Inc.                                                          578     4,670
RightNow Technologies, Inc.+                                       606     9,460
SI International, Inc.+                                            544    17,397
SRA International, Inc., Class A+                                1,586    47,675
Stamps.Com, Inc.+                                                  794    15,134
Sykes Enterprises, Inc.+                                         1,221    24,847
Syntel, Inc.                                                       341     7,724
Tyler Technologies, Inc.+                                        1,643    21,244
Vasco Data Security International, Inc.+                         1,005    10,412
WebSideStory, Inc.+                                                706     9,326
COMPUTER SOFTWARE -- 2.0%
Access Integrated Technologies, Inc.+                              543     5,142
Actuate Corp.+                                                   2,276    10,060
Advent Software, Inc.+                                             847    30,670
Altiris, Inc.+                                                     980    20,668
American Reprographics Co.+                                      1,084    34,753
Ansys, Inc.+                                                     1,365    60,306
Avid Technology, Inc.+                                           1,754    63,881
Blackbaud, Inc.                                                  1,803    39,648
Borland Software Corp.+                                          3,278    18,783
Cognos, Inc.+                                                   11,200   408,800
Computer Programs & Systems, Inc.                                  401    13,141
Emageon, Inc.+                                                     897    13,984
Epicor Software Corp.+                                           2,277    29,851
EPIQ Systems, Inc.+                                             24,502   360,424
FalconStor Software, Inc.+                                       1,495    11,497
Hyperion Solutions Corp.+                                        2,454    84,614
Informatica Corp.+                                               3,578    48,625
Inter-Tel, Inc.                                                    887    19,159
INVESTools, Inc.+                                                1,904    20,240
JDA Software Group, Inc.+                                        1,228    18,936
MapInfo Corp.+                                                     859    11,021
McAfee, Inc.+                                                   19,600   479,416
McData Corp., Class A+                                           6,404    32,212
MicroStrategy, Inc., Class A+                                      417    42,463
MRO Software, Inc.+                                                845    21,691
Nuance Communications, Inc.+                                     5,221    42,656
Open Solutions, Inc.+                                              846    24,373
Opnet Technologies, Inc.+                                          521     6,830
Palm, Inc.+                                                      3,808    55,445
Parametric Technology Corp.                                     21,442   374,377
PDF Solutions, Inc.+                                               850     9,316
Pegasystems, Inc.                                                  544     4,749
Progress Software Corp.+                                         1,703    44,278
Quest Software, Inc.+                                            2,782    39,727

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Schawk, Inc.                                                      624   $ 11,369
Secure Computing Corp.+                                         1,803     11,413
SonicWall, Inc.+                                                2,675     29,211
SPSS, Inc.+                                                       812     20,243
Sybase, Inc.+                                                   3,726     90,318
SYNNEX Corp.+                                                     504     11,597
Take-Two Interactive Software, Inc.+                            2,976     42,438
Taleo Corp.                                                       549      5,556
THQ, Inc.+                                                      2,646     77,184
Tradestation Group, Inc.+                                       1,089     16,411
Transaction Systems Architects, Inc., Class A+                  1,552     53,265
Ulticom, Inc.+                                                    523      5,444
Ultimate Software Group, Inc.+                                    998     23,483
VA Linux Systems, Inc.+                                         2,519     10,126
Verifone Holdings, Inc.+                                       14,500    413,975
Verint Systems, Inc.+                                             563     16,918
Wind River Systems, Inc.+                                       3,139     33,619
Witness Systems, Inc.+                                          1,398     24,507
COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
3D Systems Corp.+                                                 621     11,389
Ansoft Corp.+                                                     695     17,312
Brocade Communications Systems, Inc.+                          11,350     80,131
Compx International, Inc.                                          61        951
Comtech Group, Inc.+                                              590      8,832
Echelon Corp.+                                                  1,244     10,226
Electronics for Imaging, Inc.+                                  2,404     55,004
Gateway, Inc.+                                                 11,850     22,396
Global Imaging Systems, Inc.+                                   2,147     47,384
Herman Miller, Inc.                                             2,747     93,975
Hutchinson Technology, Inc.+                                    1,074     22,586
IKON Office Solutions, Inc.                                     4,549     61,139
Integral Systems, Inc.                                            469     14,661
Interface, Inc., Class A+                                       1,993     25,670
Intergraph Corp.+                                               1,217     52,185
Jack Henry & Associates, Inc.                                  17,495    380,866
Komag, Inc.+                                                    1,276     40,781
Kronos, Inc.+                                                   1,332     45,408
Magma Design Automation, Inc.+                                  1,523     13,859
Maxwell Technologies, Inc.+                                       579     11,777
Mercury Computer Systems, Inc.+                                24,426    289,448
MICROS Systems, Inc.+                                           1,613     78,908
MTS Systems Corp.                                                 762     24,643
Neoware Systems, Inc.+                                            800     10,872
Netscout Systems, Inc.+                                         1,041      6,756
Quantum Corp.+                                                  8,845     19,282
Rackable Systems, Inc.+                                         1,153     31,558
Radiant Systems, Inc.+                                          1,118     13,505
RadiSys Corp.+                                                    889     18,891
Rimage Corp.+                                                   8,700    195,054
Sigma Designs+                                                    972     14,531
Silicon Storage Technology, Inc.+                               3,847     15,850

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Standard Register Co.                                          31,920   $421,344
Stratasys, Inc.+                                                  409     10,802
Synaptics, Inc.+                                                1,042     25,394
Systemax, Inc.+                                                   390      6,248
Talx Corp.                                                      1,328     32,563
Tivo, Inc.+                                                     3,200     24,288
Virage Logic Corp.+                                               627      5,712
CONSUMER STAPLES -- 0.0%
IHS, Inc.                                                         970     31,118
ELECTRONICS -- 4.5%
Actel Corp.+                                                    1,094     17,012
ADE Corp.+                                                        446     14,281
Advanced Analogic Technologies, Inc.+                           1,485      8,153
Aeroflex, Inc.+                                                71,516    735,184
American Science & Engineering, Inc.+                             383     18,583
American Superconductor Corp.+                                  1,325     12,269
Amkor Technology, Inc.+                                         4,287     22,121
Analogic Corp.                                                    574     29,458
Applied Micro Circuits Corp.+                                  12,284     35,501
Argon ST, Inc.+                                                   516     12,368
Ariba, Inc.+                                                    3,118     23,354
ATMI, Inc.+                                                     1,557     45,262
Badger Meter, Inc.                                                561     14,132
Bel Fuse, Inc., Class B                                         5,930    190,294
Belden CDT, Inc.                                                1,768     67,591
Benchmark Electronics, Inc.+                                    2,665     71,635
Bookham, Inc.+                                                  2,341      7,538
Brooks Automation, Inc.+                                        3,112     40,612
Checkpoint Systems, Inc.+                                       1,628     26,878
Cirrus Logic, Inc.+                                             3,644     26,565
Coherent, Inc.+                                                 1,286     44,573
Cohu, Inc.                                                        954     17,010
Conexant Systems, Inc.+                                        19,982     39,964
Credence Systems Corp.+                                         4,035     11,500
CTS Corp.                                                       1,505     20,739
Cubic Corp.                                                       628     12,296
Cymer, Inc.+                                                    1,611     70,739
Daktronics, Inc.                                                1,614     33,394
Diodes, Inc.+                                                     817     35,270
Dionex Corp.+                                                     830     42,280
DSP Group, Inc.+                                                1,258     28,745
Eagle Test Systems, Inc.                                          296      4,890
Electro Scientific Industries, Inc.+                            1,208     24,885
EMCORE Corp.+                                                   1,642      9,721
Emulex Corp.+                                                   3,504     63,668
Encore Wire Corp.+                                                964     34,020
Energy Conversion Devices, Inc.+                                1,624     60,153
Entegris, Inc.+                                                56,416    615,499
Exar Corp.+                                                    44,619    592,986
Excel Technology, Inc.+                                           514     15,209
FEI Co.+                                                        1,000     21,110

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
FLIR Systems, Inc.+                                             2,869   $ 77,922
Genesis Microchip, Inc.+                                        1,500     17,655
GrafTech International, Ltd.+                                   4,127     24,102
Greatbatch, Inc.+                                                 916     20,720
Hitte Microwave Corp.+                                            543     24,163
II-VI, Inc.+                                                      980     24,422
Ikanos Communications                                             829      9,757
Imation Corp.                                                   1,444     57,977
Intermagnetics General Corp.+                                   1,761     47,635
International DisplayWorks, Inc.+                               1,796     11,440
InterVoice, Inc.+                                               1,555      9,859
Ionatron, Inc.+                                                 1,234      5,936
Itron, Inc.+                                                    1,053     58,757
IXYS Corp.+                                                     1,099      9,221
Kopin Corp.+                                                    2,760      9,246
L-1 Identity Solutions, Inc.                                    2,688     35,078
Lattice Semiconductor Corp.+                                    4,738     32,313
LoJack Corp.+                                                     800     15,672
LTX Corp.+                                                      2,492     12,485
Mattson Technology, Inc.+                                       2,216     18,393
Measurement Specialties, Inc.+                                    558     10,407
Methode Electronics, Class A                                    1,590     15,121
Micrel, Inc.+                                                   3,031     29,067
Microsemi Corp.+                                                2,936     55,344
Microtune, Inc.+                                                2,136     10,381
MIPS Technologies, Inc.+                                        1,756     11,853
MKS Instruments, Inc.+                                          1,513     30,729
Mobility Electronics, Inc.+                                     1,131      6,288
Monolithic Power Systems, Inc.+                                   882      8,344
MoSys, Inc.+                                                      869      5,848
Multi-Fineline Electronix, Inc.+                                  336      8,524
Netlogic Microsystems, Inc.+                                      673     17,074
Omnivision Technologies, Inc.+                                 33,115    472,551
ON Semiconductor Corp.+                                        78,433    461,186
OSI Systems, Inc.+                                                596     11,682
OYO Geospace Corp.+                                               159      9,023
Park Electrochemical Corp.                                        839     26,579
Pericom Semiconductor Corp.+                                    1,063     10,364
Photronics, Inc.+                                               1,731     24,459
PLX Technology, Inc.+                                           1,010     10,474
PortalPlayer, Inc.+                                               997     11,246
Powell Industries, Inc.+                                          331      7,325
Rofin-Sinar Technologies, Inc.+                                   640     38,893
Rogers Corp.+                                                     719     44,398
Rudolph Technologies, Inc.+                                    29,331    537,637
Semitool, Inc.+                                                   888      9,182
Semtech Corp.+                                                 26,311    335,728
Silicon Image, Inc.+                                            3,384     43,044
SiRF Technology Holdings, Inc.+                                 2,136     51,243
Skyworks Solutions, Inc.+                                       6,666     34,596
Sonic Solutions+                                                1,087     16,566
Stakek Holdings, Inc.+                                            452      2,703

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Standard Microsystems Corp.+                                      924   $ 26,260
Supertex, Inc.+                                                   504     19,590
Taser International, Inc.+                                      2,615     20,031
Tech Data Corp.+                                                8,100    295,893
Technitrol, Inc.                                                1,687     50,357
Tektronix, Inc.                                                22,300    645,139
Transmeta Corp.+                                                7,897      9,082
TranSwitch Corp.+                                               5,133      7,237
TriQuint Semiconductor, Inc.+                                   5,804     30,181
TTM Technologies, Inc.+                                         1,754     20,522
Ultratech Stepper, Inc.+                                          966     12,867
Varian Semiconductor Equipment Associates, Inc.+                2,375     87,162
Varian, Inc.+                                                   1,281     58,759
Veeco Instruments, Inc.+                                        1,262     25,429
Volterra Semiconductor Corp.+                                     756     12,285
Watts Water Technologies, Inc., Class A                         1,051     33,380
Woodward Governor Co.                                           1,252     41,992
X-Rite, Inc.                                                   24,727    265,568
Zoran Corp.+                                                    2,042     32,835
Zygo Corp.+                                                       729      9,295
FOOD & LODGING -- 0.0%
Smith Micro Software, Inc.                                        811     11,662
INTERNET CONTENT -- 0.8%
@Road, Inc.+                                                    2,623     15,318
Audible, Inc.+                                                    991      7,195
Avocent Corp.+                                                  1,830     55,120
Blue Coat Systems, Inc.+                                          584     10,518
Click Commerce, Inc.+                                             414      9,365
CMGI, Inc.+                                                    19,412     20,577
CNET Networks, Inc.+                                            6,236     59,741
Cogent Communications Group, Inc.+                                847      9,817
Convera Corp.+                                                  1,233      6,523
DealerTrack Holdings, Inc.                                        430      9,507
EarthLink, Inc.+                                                5,554     40,378
GSI Commerce, Inc.+                                             1,637     24,293
Harris Interactive, Inc.+                                       2,315     14,121
i2 Technologies, Inc.                                             572     10,714
Infospace, Inc.+                                                1,304     24,046
Internet Capital Group, Inc.+                                   1,667     15,753
Interwoven, Inc.+                                               1,797     19,821
iPass, Inc.+                                                    2,622     12,271
Jupitermedia Corp.+                                               876      7,586
Knot, Inc.                                                        750     16,597
Liquidity Services, Inc.+                                         346      5,394
Mindspeed Technologies, Inc.+                                   4,448      7,695
NetBank, Inc.                                                   1,871     11,319
Netratings, Inc.+                                                 537      7,641
NIC, Inc.+                                                     82,345    424,077
Online Resources Corp.+                                           910     11,147
Opsware, Inc.+                                                  3,398     30,616
Perficient, Inc.+                                                 747     11,713

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
ProQuest Co.+                                                  1,086  $   14,140
S1 Corp.+                                                      3,029      13,964
Safeguard Scientifics, Inc.+                                   4,852       9,510
Sapient Corp.+                                                 3,439      18,742
Shutterfly, Inc.                                               9,800     152,390
Sohu.com, Inc.+                                                1,079      23,760
Stellent, Inc.                                                 1,164      12,618
Terremark Worldwide, Inc.+                                     1,581       8,775
Travelzoo, Inc.+                                                 115       3,314
Trizetto Group, Inc.+                                          1,788      27,070
United Online, Inc.                                            2,674      32,569
ValueClick, Inc.+                                              3,983      73,845
Vignette Corp.+                                                1,260      17,060
INTERNET SOFTWARE -- 1.3%
Agile Software Corp.+                                          2,417      15,783
Art Technology Group, Inc.+                                    4,500      11,520
Blackboard, Inc.+                                              1,153      30,554
Chordiant Software, Inc.+                                      3,201       9,827
Covad Communications Group, Inc.                              12,383      18,451
CyberSource Corp.+                                             1,302      15,403
eCollege.com, Inc.+                                              731      11,689
Equinix, Inc.+                                                 1,189      71,459
eResearch Technology, Inc.+                                    2,087      16,926
F5 Networks, Inc.+                                            10,836     582,110
Internap Network Services Corp.+                               1,288      19,603
Internet Security Systems, Inc.+                               1,638      45,471
Lawson Software, Inc.                                        150,568   1,091,618
Lionbridge Technologies, Inc.+                                 2,511      19,159
Openwave Systems, Inc.+                                        3,929      36,775
RealNetworks, Inc.+                                            4,441      47,119
Redback Networks, Inc.+                                        2,627      36,463
TIBCO Software, Inc.+                                          8,737      78,458
webMethods, Inc.+                                              2,293      17,541
Websense, Inc.+                                                1,994      43,090
TELECOMMUNICATIONS -- 3.1%
3Com Corp.+                                                   16,267      71,737
Adaptec, Inc.+                                                 4,778      21,071
ADTRAN, Inc.                                                   2,696      64,273
Advanced Radio Telecom Corp.+(1)(2)                              200           0
Alaska Communications Systems Group, Inc.                      1,756      23,302
Anaren, Inc.+                                                    731      15,402
Andrew Corp.+                                                  6,635      61,241
Anixter International, Inc.                                    1,366      77,138
Arris Group, Inc.+                                            41,445     474,960
Atheros Communications, Inc.+                                  2,150      38,979
Avanex Corp.+                                                  6,639      11,485
Broadwing Corp.+                                               3,176      40,081
C-COR, Inc.+                                                   2,029      17,409
CalAmp Corp.                                                   1,027       6,254
Carrier Access Corp.+                                            924       6,560
Cbeyond Communications, Inc.                                     693      19,023

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Centennial Communications Corp.                                   865   $  4,610
Cincinnati Bell, Inc.+                                         10,270     49,501
Commonwealth Telephone Enterprises, Inc.                          885     36,489
CommScope, Inc.+                                                2,408     79,127
Comtech Telecommunications Corp.+                               9,044    302,793
Consolidated Commerce Holdings, Inc.                              863     16,147
CPI International, Inc.                                           268      3,530
CT Communications, Inc.                                           811     17,615
Ditech Networks, Inc.+                                          1,306     10,069
Dobson Communications Corp., Class A+                           6,183     43,405
EMS Technologies, Inc.+                                           612     11,493
Eschelon Telecom, Inc.+                                           360      6,116
Essex Corp.+                                                      826     14,372
Extreme Networks, Inc.+                                         5,034     18,273
Fairpoint Communications, Inc.                                  1,157     20,132
FiberTower Corp.                                                2,293     21,669
Finisar Corp.+                                                  9,476     34,398
Foundry Networks, Inc.+                                        65,453    860,707
General Communication, Inc., Class A+                           2,228     27,605
Golden Telecom, Inc.                                              907     27,437
Harmonic, Inc.+                                                 3,101     22,792
Hypercom Corp.+                                                 2,283     15,479
ID Systems, Inc.                                                  447     10,563
IDT Corp., Class B+                                             2,210     31,868
InterDigital Communications Corp.+                              2,148     73,247
Iowa Telecommunication Services, Inc.                           1,309     25,905
iPCS, Inc.+(2)(5)                                                 690     36,950
Ixia+                                                           1,819     16,207
j2 Global Communications, Inc.+                                 2,063     56,052
Lightbridge, Inc.+                                              1,099     12,880
Loral Space & Communications, Inc.                                460     12,107
Mastec, Inc.+                                                   1,698     18,797
MRV Communications, Inc.+                                       5,342     14,744
Netgear, Inc.+                                                 34,675    713,958
NeuStar, Inc., Class A+                                        34,400    954,600
Newport Corp.+                                                  1,689     27,531
North Pittsburgh Systems, Inc.                                    636     16,008
Novatel Wireless, Inc.+                                         1,257     12,105
NTELOS Holdings Corp.+                                            609      7,777
Oplink Communications, Inc.                                       699     13,966
Optical Communication Products, Inc.+                             756      1,489
Plantronics, Inc.                                               1,957     34,306
Powerwave Technologies, Inc.+                                   4,669     35,484
Premiere Global Services, Inc.+                                 3,009     26,118
Radyne Corp.                                                      726      8,886
RCN Corp.+                                                      1,215     34,385
RF Micro Devices, Inc.+                                         7,956     60,306
SafeNet, Inc.+                                                  1,098     19,973
SAVVIS, Inc.                                                    1,359     38,731
Shenandoah Telecommunications Co.                                 329     14,302
Sonus Networks, Inc.+                                          10,487     55,162
Stratex Networks, Inc.+                                         4,061     18,031

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
SureWest Communications                                       631   $    12,286
Sycamore Networks, Inc.+                                    7,652        28,925
Symmetricom, Inc.+                                          1,956        15,785
Syniverse Holdings, Inc.+                                   1,008        15,120
Talk America Holdings, Inc.+                                1,229        11,676
Tekelec+                                                    2,408        31,208
Time Warner Telecom, Inc., Class A+                         3,164        60,148
USA Mobility, Inc.                                          1,141        26,060
UTStarcom, Inc.+                                            5,031        44,625
ViaSat, Inc.+                                                 925        23,199
Vonage Holdings Corp.                                       1,264         8,696
WebEx Communications, Inc.+                                 1,737        67,778
Wireless Facilities, Inc.+                                  2,306         4,935
Zhone Technologies, Inc.+                                   4,846         5,185
TRANSPORTATION -- 0.0%
American Commercial Lines, Inc.+                            1,277        75,918
                                                                    -----------
                                                                     24,302,981
                                                                    -----------
MATERIALS -- 5.4%
CHEMICALS -- 0.9%
A. Schulman, Inc.                                           1,074        25,250
A.M. Castle & Co.                                             403        10,817
American Vanguard Corp.                                       715        10,010
Ameron International Corp.                                    365        24,251
Ampco Pittsburgh Corp.                                        290         8,970
Arch Chemicals, Inc.                                          994        28,279
Balchem Corp.                                                 469         9,281
Cambrex Corp.                                               1,119        23,174
Ceradyne, Inc.+                                            19,714       810,048
CF Industries Holdings, Inc.                                2,283        38,971
Ferro Corp.                                                 1,767        31,417
Georgia Gulf Corp.                                          1,422        38,991
H.B. Fuller Co.                                             2,445        57,311
Hercules, Inc.+                                             4,721        74,450
Innospec, Inc.+                                               523        15,533
Kronos Worldwide, Inc.                                         95         2,735
MacDermid, Inc.                                             1,153        37,611
NewMarket Corp.                                               717        41,701
NL Industries, Inc.                                           287         2,853
Olin Corp.                                                  3,007        46,188
OM Group, Inc.+                                             1,219        53,563
Omnova Solutions, Inc.+                                     1,673         6,993
Pioneer Companies, Inc.+                                      475        11,642
PolyOne Corp.+                                              3,837        31,962
Rockwood Holdings, Inc.+                                    1,460        29,171
Spartech Corp.                                              1,325        35,470
Stepan Co.                                                    249         7,278
Symyx Technologies, Inc.+                                   1,399        29,645
Terra Industries, Inc.+                                     3,955        30,493
Tronox, Inc.+                                               1,731        22,105
UAP Holding Corp.                                           2,118        45,262
W.R. Grace & Co.+                                           2,821        37,406

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
-------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 1.3%
AEP Industries, Inc.+                                          289   $   12,123
AMREP Corp.                                                     64        3,128
Bowater, Inc.                                                2,323       47,784
Buckeye Technologies, Inc.+                                  1,616       13,736
Builders FirstSource, Inc.+                                    608        9,260
Caraustar Industries, Inc.+                                  1,174        9,357
Cavco Industries, Inc.+                                        257        8,098
Chesapeake Corp.                                               800       11,448
Delta & Pine Land Co.                                        1,476       59,778
Deltic Timber Corp.                                            427       20,351
Glatfelter                                                   1,858       25,176
Goodman Global, Inc.                                        79,852    1,066,024
Interline Brands, Inc.+                                      1,128       27,839
Longview Fibre Co.                                           2,734       55,555
Mercer International, Inc.+                                  1,096       10,346
Neenah Paper, Inc.                                             621       21,257
Owens-Illinois, Inc.+                                       38,800      598,296
Potlatch Corp.                                               1,606       59,583
Rock-Tenn Co., Class A                                       1,332       26,374
Schweitzer-Mauduit International, Inc.                         623       11,824
Silgan Holdings, Inc.                                          967       36,320
Sun -Times Media Group, Inc.+                                2,786       18,332
Universal Forest Products, Inc.                                697       34,188
Wausau-Mosinee Paper Corp.                                   1,878       25,353
Williams Scotsman International, Inc.                        1,239       26,465
Xerium Technologies, Inc.                                      796        8,820
METALS & MINERALS -- 3.2%
Accuride Corp.+                                                914       10,063
AK Steel Holding Corp.+                                      4,578       55,577
Aleris International, Inc.+                                  1,304       65,904
Alpha Natural Resources, Inc.+                               2,157       33,994
AMCOL International Corp.                                      918       22,867
Apogee Enterprises, Inc.                                     1,187       18,054
Barnes Group, Inc.                                          58,639    1,029,701
Brush Engineered Materials, Inc.+                              815       20,269
Century Aluminum Co.+                                          964       32,439
Chaparral Steel Co.+                                         1,913       65,157
CIRCOR International, Inc.                                     672       20,530
Cleveland-Cliffs, Inc.                                       1,731       65,968
Coeur d'Alene Mines Corp.+                                  11,514       54,231
Comfort Systems USA, Inc.                                    1,693       19,402
Compass Minerals International, Inc.                         1,319       37,341
Drew Industries, Inc.+                                         779       19,678
Dynamic Materials Corp.                                        500       16,210
Gibraltar Industries, Inc.                                  28,423      630,422
Greif, Inc., Class A                                           685       54,875
Hecla Mining Co.+                                            4,956       28,447
Hexcel Corp.+                                                3,883       54,945
Kaydon Corp.                                                22,171      820,770
LB Foster Co.+                                                 412        6,633
LSI Industries, Inc.                                           855       13,894

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
-------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
MascoTech, Inc.+(1)(2)                                         201   $        0
Maverick Tube Corp.+                                         1,534       99,449
Meridian Gold Inc+                                           7,100      176,506
Metal Management, Inc.                                       1,083       30,151
Minerals Technologies, Inc.                                    826       44,108
Mueller Industries, Inc.                                    15,531      546,225
Mueller Water Products, Inc.                                 1,066       15,574
Myers Industries, Inc.                                       1,123       19,091
NN, Inc.                                                       696        8,234
NS Group, Inc.+                                                934       60,290
Olympic Steel, Inc.                                            338        8,403
Oregon Steel Mills, Inc.+                                    1,484       72,523
Quanex Corp.                                                 1,568       47,589
RBC Bearings, Inc.+                                          8,558      206,676
Royal Gold, Inc.                                               813       22,057
RTI International Metals, Inc.+                                947       41,270
Ryerson Tull, Inc.                                           1,088       23,816
Schnitzer Steel Industries, Inc., Class A                      937       29,553
Shiloh Industries, Inc.+                                       183        2,467
Simpson Manufacturing Co., Inc.                              1,539       41,599
Steel Technologies, Inc.                                       461        9,049
Stillwater Mining Co.+                                       1,668       14,011
Texas Industries, Inc.                                         960       49,978
Timken Co.                                                  18,700      556,886
Trex Co., Inc.+                                                479       11,573
U. S. Concrete, Inc.+                                        1,349        8,782
USEC, Inc.                                                   3,627       34,964
Valmont Industries, Inc.                                       752       39,292
Westmoreland Coal Co.+                                         299        5,881
Wheeling-Pittsburgh Corp.+                                     435        7,443
Worthington Industries, Inc.                                 3,007       51,299
Zoltek Cos., Inc.+                                             692       17,681
                                                                     ----------
                                                                      9,425,437
                                                                     ----------
REAL ESTATE -- 4.2%
REAL ESTATE COMPANIES -- 0.5%
Affordable Residential Communities+                          1,465       14,196
American Campus Communities, Inc.                              726       18,520
Avatar Holdings, Inc.+                                         247       14,588
Brookfield Homes Corp.                                         498       14,024
California Coastal Communities, Inc.+                          434        8,923
Capital Lease Funding, Inc.                                  1,411       15,648
CentraCore Properties Trust                                    469       14,891
Champion Enterprises, Inc.+                                  3,190       22,011
Consolidated Tomoka Land Co.                                   241       15,465
Deerfield Triarc Capital Corp.                               2,146       28,134
DiamondRock Hospitality Co.                                  2,669       44,332
Digital Realty Trust, Inc.                                     769       24,085
Equity Lifestyle Properties, Inc.                              809       36,979
Fieldstone Investment Corp.                                  2,051       17,905
First Potomac Reality Trust                                    995       30,069

                                                                          VALUE
COMMON STOCK (CONTINUED)                                       SHARES   (NOTE 2)
--------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE COMPANIES (CONTINUED)
Fleetwood Enterprises, Inc.+                                    2,693   $ 18,124
Franklin Street Properties Corp.                                2,433     48,319
GMH Communities Trust                                           1,665     21,012
Gramercy Capital Corp.                                            785     19,790
Hersha Hospitality Trust                                        1,126     10,810
Highland Hospitality Corp.                                      2,470     35,395
Housevalues, Inc.+                                                545      3,183
Inland Real Estate Corp.                                        2,814     49,301
JER Investors Trust, Inc.                                       1,084     18,601
Kite Realty Group Trust                                         1,201     20,465
National Retail Properties, Inc.                                2,404     51,926
Newkirk Reality Trust, Inc.+                                      830     13,678
NorthStar Reality Finance Corp.                                 1,771     22,492
Orleans Homebuilders, Inc.                                        179      2,100
Republic Property Trust                                         1,123     12,376
Resource Capital Corp.                                            152      2,348
Saxon Capital, Inc.                                             2,094     29,400
Spirit Finance Corp.                                            4,034     46,835
Tejon Ranch Co.+                                                  458     19,433
Trammell Crow Co.+                                              1,497     54,656
Trustreet Properties, Inc.                                      2,826     35,353
U-Store-It Trust                                                1,959     42,040
Washington Group International, Inc.                            1,198     70,514
Windrose Medical Properties Trust                                 822     14,533
REAL ESTATE INVESTMENT TRUSTS -- 3.7%
Aames Investment Corp.                                          1,907      6,713
Acadia Realty Trust                                             1,314     33,507
Agree Reality Corp.                                               336     11,038
Alexander's, Inc.+                                                 84     26,061
Alexandria Real Estate Equities, Inc.                           1,097    102,899
American Financial Realty Trust                                 5,398     60,242
American Home Mtg. Investment Corp.                             1,830     63,812
American Land Lease, Inc.                                      10,008    237,690
Anthracite Capital, Inc.                                        2,365     30,414
Arbor Realty Trust, Inc.                                          511     13,061
Ashford Hospitality Trust, Inc.                                 2,494     29,753
BioMed Realty Trust, Inc.                                       2,708     82,161
Capital Trust, Inc., ClassA                                       416     16,944
Cedar Shopping Centers, Inc.                                    1,440     23,285
Corporate Office Properties Trust                               1,380     61,769
Cousins Properties, Inc.                                       19,086    652,932
Crescent Real Estate Equities Co.                               3,269     71,297
Duke Realty Corp.                                               6,600    246,510
EastGroup Properties, Inc.                                        896     44,675
Education Reality Trust, Inc.                                   1,120     16,531
Entertainment Properties Trust                                  1,098     54,153
Equity Inns, Inc.                                               2,252     35,852
Equity One, Inc.                                                1,580     37,873
Extra Space Storage, Inc.                                       1,924     33,304
FelCor Lodging Trust, Inc.                                      2,543     50,987
First Industrial Realty Trust, Inc.                             1,852     81,488
Friedman Billings Ramsey Group, Inc., Class A                   6,114     49,095

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Getty Realty Corp.                                              736   $   21,550
Glenborough Realty Trust, Inc.                                1,331       34,247
Glimcher Realty Trust                                         1,532       37,963
Healthcare Realty Trust, Inc.                                 1,983       76,167
Heritage Property Investment Trust                            1,141       41,601
Highwoods Properties, Inc.                                    2,238       83,276
Home Properties, Inc.                                         1,427       81,567
HomeBanc Corp.                                                2,410       14,822
Host Marriott Corp.                                          21,100      483,823
Impac Mtg. Holdings, Inc.                                     3,174       29,740
Innkeepers USA Trust                                          1,793       29,208
Investors Real Estate Trust                                   1,880       18,349
KKR Financial Corp.                                           3,325       81,595
LaSalle Hotel Properties                                     15,959      691,663
Lexington Corporate Properties Trust                          2,202       46,638
Liberty Property Trust                                        5,900      281,961
LTC Properties, Inc.                                            977       23,692
Luminent Mtg. Capital, Inc.                                   1,660       17,081
Maguire Properties, Inc.                                      1,573       64,084
Medical Properties Trust, Inc.                                1,677       22,455
MFA Mtg. Investments, Inc.                                    3,307       24,637
Mid-America Apartment Communities, Inc.                         978       59,873
Mills Corp.                                                   2,354       39,335
MortgageIT Holdings, Inc.                                     1,232       17,347
National Health Investors, Inc.                                 979       27,735
Nationwide Health Properties, Inc.                            3,319       88,750
Newcastle Investment Corp.                                    1,826       50,051
Novastar Financial, Inc.                                      1,365       39,844
Omega Healthcare Investors, Inc.                              2,396       35,964
Pan Pacific Retail Properties, Inc.                          10,895      756,331
Parkway Properties, Inc.                                        590       27,429
Pennsylvania Real Estate Investment Trust                     1,521       64,749
Post Properties, Inc.                                         1,774       84,300
PS Business Parks, Inc.                                         645       38,894
RAIT Investment Trust                                         1,155       33,322
Ramco-Gershenson Properties                                     705       22,525
Realty Income Corp.                                           3,684       91,032
Redwood Trust, Inc.                                             802       40,397
Saul Centers, Inc.                                              460       20,700
Senior Housing Properties Trust                               2,654       56,636
Sizeler Property Investors, Inc.                                698       10,491
Sovran Self Storage, Inc.                                       729       40,496
Strategic Hotel Capital, Inc.                                 3,046       60,554
Sun Communities, Inc.                                           755       24,130
Sunstone Hotel Investors, Inc.                                2,406       71,506
Tanger Factory Outlet Centers, Inc.                           1,290       45,950
Tarragon Corp.                                                  596        6,204
Universal Health Realty Income Trust                            498       17,853
Urstadt Biddle Properties, Inc., Class A                        900       16,353
Washington Real Estate Investment Trust                       1,865       74,227
Winston Hotels, Inc.                                          1,131       13,934
Winthrop Reality Trust+                                       1,100        7,095
                                                                      ----------
                                                                       7,346,626
                                                                      ----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES      (NOTE 2)
--------------------------------------------------------------------------------
UTILITIES -- 1.2%
ELECTRIC UTILITIES -- 0.5%
Allete, Inc.                                                1,045   $     45,405
Avista Corp.                                                2,041         48,331
Black Hills Corp.                                           1,386         46,583
CH Energy Group, Inc.                                         637         32,786
Cleco Corp.                                                 2,355         59,440
Duquesne Light Holdings, Inc.                               3,261         64,111
El Paso Electric Co.+                                       2,022         45,172
Empire District Electric Co.                                1,209         27,057
Headwaters, Inc.+                                           1,759         41,073
IDACORP, Inc.                                               1,780         67,302
ITC Holdings Corp.                                            603         18,814
MGE Energy, Inc.                                            4,926        159,504
NorthWestern Corp.                                          1,481         51,805
Pike Electric Corp.+                                          633          9,432
PNM Resources, Inc.                                         2,861         78,878
Portland General Electric Co.+                              1,125         27,461
GAS & PIPELINE UTILITIES -- 0.7%
American States Water Co.                                     701         26,813
Aquila, Inc.+                                              15,606         67,574
California Water Service Group                                718         26,516
Cascade Natural Gas Corp.                                     464         12,106
EnergySouth, Inc.                                             279          9,416
Laclede Group, Inc.                                           885         28,391
New Jersey Resources Corp.                                  8,132        400,908
Nicor, Inc.                                                 1,836         78,507
Northwest Natural Gas Co.                                   9,854        387,065
Peoples Energy Corp.                                        1,592         64,715
Piedmont Natural Gas Co., Inc.                              3,168         80,182
Priceline.Com, Inc.+                                        1,058         38,924
SJW Corp.                                                     634         18,963
Southwest Water Co.                                           975         11,924
TELEPHONE -- 0.0%
Atlantic Tele-Network, Inc.                                   246          4,546
                                                                    ------------
                                                                       2,079,704
                                                                    ------------
TOTAL COMMON STOCK (cost $141,737,366)                               150,277,001
                                                                    ------------
PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING & HOUSEHOLD DURABLES -- 0.0%
O'Sullivan Industries Holdings, Inc. 12%(1) (cost $274)       183              0
                                                                    ------------

                                                        PRINCIPAL
BONDS & NOTES -- 0.0%                                    AMOUNT
--------------------------------------------------------------------------------
MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Mueller Industries, Inc. 6.00% due 11/01/14
   (cost $9,000)                                          $ 9,000          8,280
                                                                    ------------

                                                                                                      VALUE
WARRANTS -- 0.0%+                                                                      SHARES       (NOTE 2)
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
COMPUTER SOFTWARE -- 0.0%
MicroStrategy, Inc. Class A Expires 6/24/2007 (Strike price $400) (cost $0)                  18   $          2
                                                                                                  ------------

EXCHANGE TRADED FUNDS -- 2.5%
--------------------------------------------------------------------------------------------------------------
FINANCE -- 2.5%
FINANCIAL SERVICES -- 2.5%
iShares Nasdaq Biotechnology Index Fund                                                   8,400        619,752
iShares Russell 2000 Index Fund                                                          11,700        842,400
iShares Russell 2000 Value Index                                                         38,600      2,846,750
                                                                                                  ------------
TOTAL EXCHANGE TRADED FUNDS (cost $3,952,888)                                                        4,308,902
                                                                                                  ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $145,699,528)                                          154,594,185
                                                                                                  ------------

                                                                                     PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 1.4%                                               AMOUNT
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 1.4%
Federal Home Loan Bank Cons. Disc. Notes 4.70% due 10/03/06                         $ 2,400,000      2,399,373
                                                                                                  ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.73% due 12/14/06(4)                                       50,000         49,520
United States Treasury Bills 4.80% due 12/14/06(4)                                       80,000         79,233
                                                                                                  ------------
                                                                                                       128,753
                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,528,098)                                             2,528,126
                                                                                                  ------------
REPURCHASE AGREEMENTS -- 11.3%
--------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & TrustCo., bearing interest at 3.65%
   dated 09/30/06, to be repurchased 10/02/06 in the amount of $225,068 and collateralized by $175,000 of United States Treasury Bonds, bearing
   interest at 8.13%, due 08/15/19 and having an approximate value of $232,969          225,000        225,000
Agreement with State Street Bank & TrustCo., bearing interest at 3.00%
   dated 09/30/06, to be repurchased 10/02/06 in the amount of $6,468,617 and collateralized by  $6,405,000 of United States Treasury Bonds, bearing
   interest at 6.13%, due 08/17/26 and  having an approximate value of $6,597,150     6,467,000      6,467,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)                          12,910,000     12,910,000
                                                                                                  ------------
TOTAL REPURCHASE AGREEMENTS (cost $19,602,000)                                                      19,602,000
                                                                                                  ------------
TOTAL INVESTMENTS --
  (cost $167,829,626)@                        101.9%                                               176,724,311
Liabilities in excess of other assets --       (1.9)                                                (3,374,387)
                                              -----                                               ------------
NET ASSETS --                                 100.0%                                              $173,349,924
                                              =====                                               ============

----------
+    Non-income producing security

@    See Note 3 for cost of investments on a tax basis

(1)  Fair valued security; see Note 2

(2)  Illiquid security

(3)  See Note 2 for details of Joint Repurchase Agreement

(4) The security was pledged as collateral to cover margin requirements for open futures contracts.
(5) To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2006, the Small Cap Portfolio held the following restricted securities:

--------------------------------------------------------------------------------------------------
                            ACQUISITION            ACQUISITION    MARKET   MARKET VALUE   % OF NET
NAME                           DATE       SHARES      COST        VALUE      PER SHARE     ASSETS
--------------------------------------------------------------------------------------------------
IPCS, Inc. (Common Stock)     06/30/06      690      $33,875       $36,450    $53.55        0.0%
                                                                   =======                  ===

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                               VALUE AS OF
NUMBER OF                          EXPIRATION     VALUE AT    SEPTEMBER 30,    UNREALIZED
CONTRACTS   DESCRIPTION               DATE       TRADE DATE       2006        APPRECIATION
------------------------------------------------------------------------------------------
4 Long      Russell 2000 Index   December 2006   $1,454,780     $1,464,200       $9,420
                                                                                 ======

See Notes to Financial Statements

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Banks                                                                      14.6%
Financial Services                                                          8.8
Drugs                                                                       7.3
Telecommunications                                                          6.7
Food, Beverage & Tobacco                                                    6.2
Metals & Minerals                                                           4.9
Retail                                                                      4.3
Insurance                                                                   3.9
Energy Sources                                                              3.7
Energy Services                                                             3.3
Electronics                                                                 3.2
Transportation                                                              3.1
Automotive                                                                  2.7
Repurchase Agreements                                                       2.4
Chemicals                                                                   2.2
Broadcasting & Media                                                        2.1
Electric Utilities                                                          2.1
Real Estate Companies                                                       2.0
Machinery                                                                   1.7
Business Services                                                           1.5
Medical Products                                                            1.3
Household & Personal Products                                               1.2
Computer Software                                                           1.0
Gas & Pipeline Utilities                                                    1.0
Aerospace & Military Technology                                             0.8
Apparel & Textiles                                                          0.7
Multi-Industry                                                              0.7
Forest Products                                                             0.6
Housing & Household Durables                                                0.6
Leisure & Tourism                                                           0.6
Computer Services                                                           0.6
Real Estate Investment Trusts                                               0.6
Computers & Business Equipment                                              0.5
U.S. Government Agencies                                                    0.5
Time Deposit                                                                0.3
Electrical Equipment                                                        0.2
Entertainment Products                                                      0.2
Internet Content                                                            0.1
                                                                           ----
                                                                           98.2%
                                                                           ====

*    Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
United Kingdom                                                             21.7%
Japan                                                                      16.6
France                                                                      9.7
Switzerland                                                                 6.7
Germany                                                                     6.3
Netherlands                                                                 4.3
United States                                                               4.2
Spain                                                                       3.8
Italy                                                                       3.5
Australia                                                                   2.6
South Korea                                                                 2.6
Norway                                                                      2.0
Hong Kong                                                                   1.8
Greece                                                                      1.5
Austria                                                                     1.4
Sweden                                                                      1.4
Ireland                                                                     1.2
Cayman Island                                                               1.0
Belgium                                                                     0.9
Luxembourg                                                                  0.8
Russia                                                                      0.8
Canada                                                                      0.7
Taiwan                                                                      0.6
Finland                                                                     0.5
Israel                                                                      0.3
Singapore                                                                   0.3
South Africa                                                                0.3
Denmark                                                                     0.2
Turkey                                                                      0.2
India                                                                       0.1
New Zealand                                                                 0.1
Portugal                                                                    0.1
                                                                           ----
                                                                           98.2%
                                                                           ====

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                         VALUE
COMMON STOCK -- 94.3%                                        SHARES    (NOTE 2)
--------------------------------------------------------------------------------
AUSTRALIA -- 2.6%
ABC Learning Centres, Ltd.                                    2,740   $   12,784
Alinta, Ltd.                                                  2,048       17,401
Alumina, Ltd.                                               194,768      898,544
Amcor, Ltd.                                                   6,794       37,622
AMP, Ltd.                                                    14,488       96,533
Ansell, Ltd.                                                  1,192        9,408
APN News & Media, Ltd.                                        2,165        8,197
Aristocrat Leisure, Ltd.                                      2,725       28,636
Australia & New Zealand Banking Group, Ltd.                  14,173      283,726
Australian Gas Light Co., Ltd.                                3,537       56,545
Australian Stock Exchange, Ltd.                               1,331       32,240
AXA Asia Pacific Holdings, Ltd.                               6,748       32,690
Babcock & Brown, Ltd.                                         1,765       26,493
BHP Billiton, Ltd.                                           27,052      516,748
BHP Steel, Ltd.                                               5,413       26,142
Billabong International, Ltd.                                 1,282       13,998
Boral, Ltd.                                                   4,540       24,464
Brambles Industries, Ltd.                                     7,566       71,896
Caltex Australia, Ltd.                                        1,045       18,614
Centro Properties Group                                       6,349       38,092
CFS Gandel Retail Trust(2)                                   10,429       15,701
Challenger Financial Services Group, Ltd.                     3,165        8,185
Coca-Cola Amatil, Ltd.                                      243,532    1,214,264
Cochlear, Ltd.                                                  423       16,709
Coles Myer, Ltd.                                              9,240       99,098
Commonwealth Bank of Australia                                9,970      339,952
Commonwealth Property Office Fund(2)                         11,272       11,845
Computershare, Ltd.                                           3,481       20,003
CSL, Ltd.                                                     1,408       56,698
CSR, Ltd.                                                     7,067       15,696
DB RREEF Trust                                               20,626       24,596
DCA Group, Ltd.                                               3,301        8,439
Downer Group, Ltd.                                          173,803      777,212
Foster's Group, Ltd.                                         15,640       75,068
Futuris Corp., Ltd.                                           4,727        7,152
General Property Trust                                       15,027       52,638
Goodman Fielder, Ltd.                                         8,212       13,220
Harvey Norman Holding, Ltd.                                   4,096       10,807
Iluka Resources, Ltd.                                         1,804        9,559
ING Industrial Fund+(2)                                       6,413       11,280
Insurance Australia Group, Ltd.                              12,358       48,631
Investa Property Group                                       11,820       21,671
John Fairfax Holdings, Ltd.                                   7,276       22,884
Leighton Holdings, Ltd.                                       1,076       15,510
Lend Lease Corp., Ltd.                                        2,784       33,240

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)
Lion Nathan, Ltd.                                             2,276   $   13,740
Macquarie Airports                                            5,151       11,786
Macquarie Bank, Ltd.                                          1,884       97,097
Macquarie Communications Infrastructure Group                 2,446       11,303
Macquarie Goodman Management, Ltd.                           10,697       51,980
Macquarie Infrastructure Group                               19,181       45,746
Macquarie Office Trust                                       15,246       16,987
Mayne Group, Ltd.                                             4,984       12,704
Mayne Pharma, Ltd.                                            4,929       15,760
Mirvac Group                                                  6,899       24,372
Multiplex Group                                               4,865       12,763
National Australia Bank, Ltd.                                12,433      340,074
Newcrest Mining, Ltd.                                         2,576       43,198
OneSteel, Ltd.                                                4,410       13,804
Orica, Ltd.                                                   2,420       40,527
Origin Energy, Ltd.                                           6,154       30,592
Pacific Brands, Ltd.                                          3,896        7,346
Paladin Resources, Ltd.+                                      3,249       11,502
PaperlinX, Ltd.                                               3,456        9,917
Perpetual Trustees Australia, Ltd.                              314       17,107
Publishing & Broadcasting, Ltd.                               1,048       14,559
Qantas Airways, Ltd.                                          7,422       21,629
QBE Insurance Group, Ltd.                                     6,226      113,686
Rinker Group, Ltd.                                            6,895       71,430
Rio Tinto, Ltd.                                               2,213      115,619
Santos, Ltd.                                                  4,615       38,489
Sonic Healthcare, Ltd.                                        2,057       20,206
Stockland Trust Group                                        10,450       57,634
Suncorp-Metway, Ltd.                                          4,312       70,509
Sydney Roads Group                                            7,220        5,973
TABCORP Holdings, Ltd.                                        4,066       47,365
Tattersall's, Ltd.                                            8,400       22,413
Telstra Corp., Ltd.                                          16,389       45,317
Toll Holdings, Ltd.                                           4,060       46,569
Transurban Group                                              6,290       34,222
Wesfarmers, Ltd.                                              2,929       76,252
Westfield Group                                              11,604      162,764
Westpac Banking Corp., Ltd.                                  14,194      240,244
Woodside Petroleum, Ltd.                                      3,614      105,720
Woolworths, Ltd.                                              9,157      138,269
WorleyParsons, Ltd.                                           1,110       13,898
Zinifex, Ltd.                                                 3,798       33,260
                                                                      ----------
                                                                       7,505,163
                                                                      ----------
AUSTRIA -- 1.4%
Andritz AG                                                       75       11,441
BWIN Interactive Entertainment AG                               176        4,642
Boehler-Uddeholm AG                                             315       17,719
Erste Bank der oesterreichischen Sparkassen AG               32,473    2,021,811
Flughafen Wien AG                                                81        6,708
Immoeast Immobilien Analagen AG                               2,153       26,182
Immofinanz Immobilien Anlagen AG+                             3,467       41,765

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
AUSTRIA (CONTINUED)
Mayr-Melnhof Karton AG                                           32   $    5,496
Meinl European Land, Ltd.+                                    1,115       24,290
Oesterreichische Elektrizitaetswirtschafts AG, Class A          596       28,832
OMV AG                                                        1,277       66,165
Radex Heraklith Industriebeteiligungs AG+                       195        7,628
Raiffeisen International Bank-Holding AG                        275       29,292
Telekom Austria AG                                           60,486    1,526,316
Voestalpine AG                                                  674       27,837
Wiener Stadtische Allgemeine Versicherung AG                    243       15,253
Wienerberger AG                                                 545       25,736
                                                                      ----------
                                                                       3,887,113
                                                                      ----------
BELGIUM -- 0.9%
AGFA Gevaert NV                                                 748       17,737
Barco NV                                                         87        7,960
Bekaert NV                                                       99        9,748
Belgacom SA                                                   1,260       49,115
Cofinimmo SA                                                     49        9,289
Colruyt SA                                                      123       20,994
Compagnie Maritime Belge SA                                     121        4,124
Delhaize Group                                                  591       49,649
Dexia                                                         4,446      115,179
Euronav NV                                                      142        4,608
Fortis                                                        9,072      368,235
Groupe Bruxelles Lambert SA                                     569       60,716
InBev NV                                                     28,177    1,551,391
KBC Bancassurance Holding                                     1,419      149,437
Mobistar SA                                                     244       20,204
Omega Pharma SA                                                 153        8,822
S.A. D'Ieteren NV                                                21        7,009
Solvay SA, Class A                                              491       63,506
Total SA                                                        288            4
UCB SA                                                          677       43,052
Umicore                                                         190       28,116
                                                                      ----------
                                                                       2,588,895
                                                                      ----------
CANADA -- 0.7%
Addax Petroleum Corp.                                        14,989      358,583
Bank of Nova Scotia                                          24,982    1,073,706
OPTI Canada, Inc.+                                           40,370      646,498
                                                                      ----------
                                                                       2,078,787
                                                                      ----------
CAYMAN ISLAND -- 1.0%
Bank Of Cyprus Public+                                      170,950    1,738,522
Foxconn International Hldgs., Ltd.                           16,000       49,495
Xinhua Finance, Ltd.                                          2,320    1,072,356
                                                                      ----------
                                                                       2,860,373
                                                                      ----------
CHILE -- 0.0%
EMAP PLC                                                      1,664       23,429
                                                                      ----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
CHINA -- 0.0%
China Merchants Bank Co., Ltd.                               96,500   $  118,901
                                                                      ----------
DENMARK -- 0.2%
A/S Dampskibsselskabet Torm                                     100        5,170
AP Moller - Maersk A/S                                            8       68,573
Bang & Olufsen A/S, Class B                                      80        8,585
Carlsberg A/S, Class B                                          250       21,025
Codan+                                                          100        7,101
Coloplast A/S, Class B                                          219       17,599
Danisco A/S                                                     348       28,231
Danske Bank A/S                                               3,209      126,208
DSV A/S                                                         150       26,225
East Asiatic Co., Ltd. A/S                                      150        7,041
FLS Industries A/S, Class B                                     330       15,294
GN Store Nord A/S                                             1,500       22,960
H. Lundbeck A/S                                                 500       11,650
Jyske Bank A/S                                                  425       24,503
NKT Holding A/S                                                 150       11,327
Novo Nordisk A/S+                                               100        7,432
Novo Nordisk A/S, Class B                                     1,725      128,205
Novozymes A/S                                                   354       27,002
Sydbank                                                         500       18,410
Topdanmark A/S+                                                 150       20,715
Trygvesta A/S                                                   200       11,922
Vestas Wind Systems A/S+                                      1,437       38,370
William Demant Holding A/S+                                     250       19,197
                                                                      ----------
                                                                         672,745
                                                                      ----------
FINLAND -- 0.5%
Amer Sports Oyj                                                 550       12,345
Cargotec Corp.                                                  280       11,848
Elisa Corp.                                                   1,150       25,374
Fortum Oyj                                                    3,305       88,051
KCi Konecranes Oyj                                              450        8,542
Kesko Oyj, Class B                                              500       21,024
Kone Oyj                                                        580       28,132
Metso Oyj                                                       954       35,106
Neste Oil Oyj                                                   976       28,366
Nokia Oyj                                                    31,652      628,535
Nokian Renkaat Oyj                                              800       14,395
OKO Bank PLC, Class A                                           750       11,964
Orion Oyj                                                       600       11,412
Outokumpu Oyj                                                   751       19,170
Rautaruukki Oyj                                                 650       18,669
Sampo Oyj, Class A                                            3,200       66,710
SanomaWSOY Oyj                                                  490       12,570
Stora Enso Oyj, Class R                                       4,498       68,216
TietoEnator Oyj                                                 580       17,048
UPM-Kymmene Oyj                                               4,000       95,053
Uponor Oyj                                                      500       13,555
Wartsila Oyj, Class B                                           500       20,289
YIT Oyj                                                         950       22,009
                                                                      ----------
                                                                       1,278,383
                                                                      ----------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
FRANCE -- 9.7%
Accor SA                                                      1,599   $  108,984
Air France-KLM                                                  938       28,285
Air Liquide                                                     929      189,543
Alcatel SA                                                   10,515      128,402
Alstom +                                                      5,950      538,329
Atos Origin SA +                                                522       28,774
AXA                                                          41,107    1,515,817
BNP Paribas SA                                               30,121    3,240,842
Bouygues SA                                                   1,568       83,867
Business Objects SA+                                            740       25,045
Cap Gemini SA                                                   967       51,292
Carrefour SA                                                 19,965    1,261,528
Casino Guichard-Perrachon SA                                  2,118      170,678
Cie Generale d'Optique Essilor International SA                 758       77,616
CNP Assurances                                                  321       31,139
Compagnie de Saint-Gobain                                     2,406      174,513
Compagnie Generale des Etablissements Michelin, Class B       1,110       81,356
Credit Agricole SA                                           29,636    1,301,770
Dassault Systemes SA                                            440       24,756
Electric Power Development Co., Ltd.                          1,200       42,768
France Telecom SA                                            68,049    1,561,841
Gaz de France                                                 1,523       60,641
Gecina SA                                                        96       12,806
Groupe Danone                                                 1,846      259,129
Hermes International                                            505       46,683
Imerys SA                                                       245       20,504
Klepierre                                                       142       21,265
L'Oreal SA                                                    2,229      226,401
Lafarge SA                                                   10,473    1,351,934
Lagardere Group S.C.A                                           935       67,462
LVMH Moet Henessy Louis Vuitton SA                            1,897      195,446
M6 Metropole Television                                         510       15,650
Neopost SA                                                      246       29,354
PagesJaunes Groupe SA                                           970       27,552
Pernod-Ricard SA                                                580      120,691
Peugeot SA                                                    1,180       66,540
Pinault-Printemps-Redoute SA                                    512       75,896
Publicis Groupe                                               1,068       42,064
Renault SA                                                    1,434      164,473
Sagem SA                                                      1,291       26,095
Sanofi-Synthelabo SA                                         38,678    3,443,006
Schneider Electric SA                                        17,027    1,898,937
SCOR                                                          6,379       15,531
Societe BIC SA                                                  214       13,308
Societe des Autoroutes Paris-Rhin-Rhone                         174       12,952
Societe Generale                                              2,686      427,451
Societe Television Francaise                                    911       29,099
Sodexho Alliance SA                                             738       40,895
Suez SA (Virt-X)                                              7,878      346,443
Suez SA+ (Brussels)                                             833           10
Technip SA                                                   16,851      957,710
Thales SA                                                       665       29,505
Thomson SA                                                    2,013       31,627

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FRANCE (CONTINUED)
Total SA                                                    47,370   $ 3,108,496
UbiSoft Entertainment SA+                                   13,347       772,781
Unibail                                                        354        74,381
Valeo SA                                                       540        19,262
Vallourec SA                                                   272        63,429
Veolia Environment                                           2,211       133,482
Vinci SA                                                    24,709     2,750,973
Vivendi Universal SA                                         8,937       322,185
Zodiac SA                                                      317        18,804
                                                                     -----------
                                                                      28,007,998
                                                                     -----------
GERMANY -- 6.2%
Adidas-Salomon AG                                           29,445     1,385,231
Allianz AG                                                   7,574     1,310,783
Altana AG                                                      543        29,993
BASF AG                                                      3,977       318,468
Bayer AG                                                     5,625       286,738
Beiersdorf AG                                                  389        20,703
Bilfinger Berger AG                                         19,193     1,138,761
Celesio AG                                                     658        34,301
Commerzbank AG                                               4,833       162,711
Continental AG                                               1,015       117,690
DaimlerChrysler AG                                           7,099       354,765
Deutsche Bank AG                                             4,009       483,757
Deutsche Boerse AG                                             789       118,658
Deutsche Lufthansa AG                                        1,773        37,568
Deutsche Post AG                                             5,617       147,439
Deutsche Post AG                                               395        10,302
Deutsche Postbank AG                                           443        33,620
Deutsche Telekom AG                                         21,964       349,257
Douglas Holding AG                                             242        11,323
E.ON AG                                                     26,123     3,096,552
Fresenius Medical Care AG                                   15,165     1,969,920
Hannover Rueckversicherung AG+                              29,345     1,234,287
Heidelberger Druckmaschinen AG                                 449        18,510
Henkel KGaA+                                                10,065     1,245,534
Hochtief AG                                                    324        20,284
Hypo Real Estate Holding AG                                  1,037        64,696
Infineon Technologies AG+                                    5,847        69,324
IVG Immobilien AG                                              673        24,356
KarstadtQuelle AG+                                             488        11,603
Linde AG                                                       834        78,566
MAN Group PLC                                                  981        83,022
Marschollek, Lautenschlaeger und Partner AG                    461        10,324
Merck KGaA                                                     396        41,990
Metro AG                                                     1,129        65,984
Muenchener Rueckversicherungs-Gesellschaft AG                1,511       238,947
Premiere AG+                                                   508         6,777
Puma AG                                                         91        31,041
Rheinmetall AG                                                 278        20,235
RWE AG                                                      11,454     1,056,639
Salzgitter AG                                                  317        29,790

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES      (NOTE 2)
--------------------------------------------------------------------------------
GERMANY (CONTINUED)
SAP AG                                                       5,617   $ 1,113,981
Siemens AG                                                   6,558       572,132
Solarworld AG                                                  280        15,384
Suedzucker AG                                                  513        12,672
ThyssenKrupp AG                                              2,790        94,001
TUI AG                                                       1,651        34,083
Volkswagen AG                                                1,318       112,277
Wincor Nixdorf AG                                              121        17,591
                                                                     -----------
                                                                      17,742,570
                                                                     -----------
GREECE -- 1.5%
Alpha Bank A.E                                               3,000        80,039
Athens Stock Exchange SA                                       352         5,579
Coca-Cola Hellenic Bottling Co. SA                             838        28,882
Cosmote Mobile Communications SA                               774        18,550
EFG Eurobank Ergasias SA                                     1,781        54,563
Emporiki Bank of Greece SA+                                     20           559
Folli-Follie SA                                                127         3,688
Germanos SA                                                    346         8,248
Greek Organisation of Football Prognostics SA               28,340       952,319
Hellenic Petroleum SA                                          827         9,921
Hellenic Technodomiki Tev SA                                   921         9,016
Hellenic Telecommunications Organization SA+                24,649       604,495
Intracom SA+                                                   666         4,256
Motor Oil Corinth Refineris SA                                 342         8,674
National Bank of Greece SA                                  44,559     1,917,714
Piraeus Bank SA                                             25,203       653,236
Public Power Corp.                                             808        19,467
Technical Olympic SA                                           615         2,074
Titan Cement Co. SA                                            445        21,093
Viohalco, Hellenic Copper and Aluminum Industry SA             771         7,821
                                                                     -----------
                                                                       4,410,194
                                                                     -----------

HONG KONG -- 1.8%
ASM Pacific Technology, Ltd.                                 1,500         7,817
Bank of East Asia, Ltd.                                     11,200        50,892
BOC Hong Kong (Holdings), Ltd.                              28,500        64,092
Cathay Pacific Airways, Ltd.                                 8,000        16,430
Cheung Kong (Holdings), Ltd.                                12,000       128,847
Cheung Kong Infrastructure Holdings, Ltd.                    4,000        12,194
China Unicom, Ltd.                                       1,238,000     1,217,239
CLP Holdings, Ltd.                                          13,900        84,303
Esprit Holdings, Ltd.                                      187,500     1,700,356
Giordano International, Ltd.                                10,000         4,865
Hang Lung Properties, Ltd.                                  14,000        29,867
Hang Seng Bank, Ltd.                                         5,900        74,558
Henderson Land Development Co., Ltd.                         6,000        33,733
Hong Kong & China Gas Co., Ltd.                             27,392        64,273
Hong Kong Electric Holdings, Ltd.                           10,500        49,059
Hong Kong Exchanges & Clearing, Ltd.                         8,000        58,480
Hopewell Holdings, Ltd.                                      5,000        14,184
Hutchison Telecommunications International, Ltd.+           11,000        19,316

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES      (NOTE 2)
--------------------------------------------------------------------------------
HONG KONG (CONTINUED)
Hutchison Whampoa, Ltd.                                     16,300    $  143,842
Hysan Development Co., Ltd.                                  5,000        12,823
Johnson Electric Holdings, Ltd.                             11,000         9,615
Kerry Properties, Ltd.                                       4,000        14,530
Kingboard Chemical Holdings, Ltd.                            4,000        14,479
Li & Fung, Ltd.                                             13,200        32,599
Link Real Estate I                                          16,500        34,353
Melco International Development, Ltd.+                       5,000        10,692
MTR Corp.                                                   10,500        26,362
New World Development Co., Ltd.                             19,126        33,044
Noble Group, Ltd.                                            7,000         4,584
Orient Overseas International, Ltd.                          1,100         4,462
PCCW, Ltd.                                                  27,923        17,025
Shangri-La Asia, Ltd.                                        8,000        17,662
Shun Tak Holdings, Ltd.                                      8,000         9,447
Sino Land Co., Ltd.                                         10,000        17,739
Solomon Systech International, Ltd.                         16,000         2,793
Sun Hung Kai Properties, Ltd.                               10,323       112,563
Swire Pacific, Ltd., Class A                                 7,000        73,094
Techtronic Industries Co., Ltd.                            543,500       799,485
Television Broadcasting, Ltd.                                3,000        16,173
Texwinca Holdings, Ltd.                                      4,000         2,613
Wharf Holdings, Ltd.                                         9,000        30,960
Wing Hang Bank, Ltd.                                         1,500        14,633
Yue Yuen Industrial Holdings                                 4,000        12,322
                                                                     -----------
                                                                       5,098,399
                                                                     -----------
INDIA -- 0.1%
Reliance Capital                                             1,238        15,392
Reliance Communications, Ltd.                               24,770       187,481
Reliance Natural Resources, Ltd.                            24,770        12,028
                                                                     -----------
                                                                         214,901
                                                                     -----------
IRELAND -- 1.2%
Allied Irish Banks PLC (London)                                356         9,466
Allied Irish Banks PLC (Dublin)                              6,426       171,118
Bank of Ireland (London)                                       396         7,748
Bank of Ireland (Dublin)                                     7,141       139,630
C&C Group PLC                                                  125         1,696
C&C Group PLC (Dublin)                                       2,270        30,829
CRH PLC (Dublin)                                            33,150     1,121,938
CRH PLC (London)                                             3,965       133,891
DCC PLC (Virt-X)                                                32           801
DCC PLC (Dublin)                                               593        14,814
Depfa Bank PLC                                               2,734        50,477
Elan Corp PLC+ (London)                                        176         2,732
Elan Corp.,PLC+ (Dublin)                                     3,162        48,917
Fyffes, PLC                                                  2,436         4,726
Grafton Group PLC+(2)                                        1,662        21,918
Greencore Group PLC (London)                                    62           307
Greencore Group PLC (Dublin)                                 1,157         5,722
IAWS Group PLC                                                 781        14,528

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES      (NOTE 2)
--------------------------------------------------------------------------------
IRELAND (CONTINUED)
IAWS Group PLC                                                  44    $      817
Independent News & Media PLC (London)                          230           691
Independent News & Media PLC (Dublin)                        4,161        12,558
Irish Life & Permanent PLC                                  65,820     1,649,231
Kerry Group PLC                                                 52         1,228
Kerry Group PLC, Class A                                       961        22,788
Kingspan Group PLC (Dublin)                                    932        19,205
Kingspan Group PLC (London)                                     50         1,027
Paddy Power                                                    350         6,555
Ryanair Holdings, PLC ADR+                                     298        18,860
                                                                     -----------
                                                                       3,514,218
                                                                     -----------
ISRAEL -- 0.3%
Teva Pharmaceutical Industries, Ltd. ADR                    29,000       988,610
                                                                     -----------
ITALY -- 3.5%
Alleanza Assicurazioni SpA                                   3,278        38,324
Arnoldo Mondadori Editore SpA                                  903         8,365
Assicurazione Generali SpA                                   7,415       277,377
Autogrill SpA                                                  787        12,524
Autostrade SpA                                               2,217        65,756
Banca Fideuram SpA                                           2,278        14,515
Banca Intesa SpA (London)                                   30,296       199,384
Banca Intesa SpA (Milan)                                     7,225        44,251
Banca Monte dei Paschi di Siena SpA                          8,536        51,739
Banca Popolare di Milano Scarl                               3,214        42,508
Banche Popolari Unite SCRL                                   2,666        71,737
Banco Popolare di Verona e Novara SCRL                       2,889        79,825
Benetton Group SpA                                             491         8,449
Bulgari SpA                                                  1,154        14,692
Capitalia SpA                                              224,393     1,858,057
Enel SpA                                                    33,450       305,185
Eni SpA                                                     20,171       597,754
Fastweb+                                                    19,872       900,854
Fiat SpA+                                                    4,231        67,440
Finmeccanica SpA                                             2,299        51,338
Fondiaria Sai SpA                                              560        24,563
Gruppo Editoriale L'Espresso SpA                             1,344         6,868
Italcementi SpA                                                548        13,877
Lottomatica SpA                                                447        16,840
Luxottica Group SpA                                          1,066        31,401
Mediaset SpA                                                 5,948        63,922
Mediobanca SpA                                             106,823     2,329,860
Mediolanum SpA                                               1,972        14,653
Pirelli & C SpA                                             22,082        18,999
Sanpaolo IMI SpA                                             8,627       182,142
Seat Pagine Gialle SpA                                      31,571        15,793
Snam Rete Gas SpA                                            7,576        36,794
Telecom Italia SpA (London)                                 82,942       235,591
Telecom Italia SpA (Milan)                                  46,693       112,497
Terna SpA                                                    9,297        27,056
Tiscali SpA+                                                 1,997         5,666

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
ITALY (CONTINUED)
UniCredito Italiano SpA                                   269,127   $  2,233,590
                                                                    ------------
                                                                      10,080,186
                                                                    ------------
JAPAN -- 16.6%
77 Bank, Ltd.                                               3,000         20,800
ACCESS Co., Ltd.                                                1          7,111
Acom Co., Ltd.                                                550         23,467
Aderans Co., Ltd.                                             300          7,771
Advantest Corp.                                             1,700         84,334
Aeon Co., Ltd.                                              4,400        107,835
Aeon Credit Service Co., Ltd.                                 700         16,741
Aiful Corp.                                                   600         23,213
Aisin Seiki Co., Ltd.                                       1,400         40,889
Ajinomoto Co., Inc.                                         4,000         43,073
Alfresa Holdings Corp.                                        200         12,682
All Nippon Airways Co., Ltd.                                5,000         20,233
Alpen Co., Ltd.                                            26,400        782,222
Alps Electric Co., Ltd.                                     1,300         13,581
Amada Co., Ltd.                                             3,000         30,121
Amano Corp.                                                   500          6,409
Aoyama Trading Co., Ltd.                                      500         15,958
Arrk Corp.                                                    500          6,565
Asahi Breweries, Ltd.                                       2,800         40,818
Asahi Glass Co., Ltd.                                       7,000         86,341
Asahi Kasei Corp.                                           9,000         57,600
Asatsu-DK, Inc.                                               300          9,118
ASICS Corp+                                                 2,000         26,057
Astellas Pharma, Inc.                                      34,600      1,391,323
Autobacs Seven Co., Ltd.                                      300         11,276
Bank of Fukuoka, Ltd.                                       4,000         29,359
Bank of Kyoto, Ltd.                                         2,000         20,216
Bank of Yokohama, Ltd.                                      9,000         70,857
Benesse Corp.                                                 500         18,497
Bridgestone Corp.                                           4,700         94,895
Canon Sales Co., Inc.                                         600         14,375
Canon, Inc.                                                 8,250        430,222
Casio Computer Co., Ltd.                                    1,700         34,252
Central Glass Co., Ltd.                                     1,000          5,537
Central Japan Railway Co.                                      12        128,000
Chiba Bank, Ltd.                                            5,000         44,571
CHIYODA Corp.                                               1,000         19,556
Chubu Electric Power Co., Inc.                              5,100        132,546
Chugai Pharmaceutical Co., Ltd.                             2,100         45,156
Circle K Sunkus Co., Ltd.                                     400          7,517
Citizen Watch Co., Ltd.                                     2,800         23,040
Coca Cola West Japan Co., Ltd.                                400          7,992
COMSYS Holdings Corp.                                       1,000         10,971
Credit Saison Co., Ltd.                                    37,500      1,580,952
CSK Corp.                                                     500         20,910
Dai Nippon Printing Co., Ltd.                               5,000         77,164
Daicel Chemical Industries, Ltd.                            3,000         20,800
Daido Steel Co., Ltd.                                       3,000         21,918

                                                                       VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
DAIFUKU Co., Ltd.                                           1,000   $     12,605
DAIICHI SANKYO Co., Ltd.                                    5,600        158,815
Daikin Industries, Ltd.                                     1,800         53,333
Daimaru, Inc.                                               2,000         24,703
Dainippon Ink & Chemicals, Inc.                             5,000         18,201
Dainippon Screen Manufacturing Co., Ltd.                    2,000         18,184
Daito Trust Construction Co., Ltd.                            700         37,985
Daiwa House Industry Co., Ltd.                              4,000         69,249
Daiwa Securities Group, Inc.                                9,000        104,991
Denki Kagaku Kogyo Kabushiki Kaisha                         4,000         15,509
Denso Corp.                                                 4,100        144,042
Dentsu, Inc.                                                   14         38,044
Dowa Mining Co., Ltd.                                       3,000         25,879
E* TRADE SECURITIES, Co., Ltd.                                 12         13,613
eAccess, Ltd.                                                  10          6,036
East Japan Railway Co.                                        188      1,314,607
Ebara Corp.                                                 3,000         10,870
Edion Corp.                                                   600         10,286
Eisai Co., Ltd.                                            17,900        865,261
Elpida Memory, Inc.+                                          700         31,763
FamilyMart Co., Ltd.                                          500         13,672
Fanuc, Ltd.                                                13,300      1,038,104
Fast Retailing Co., Ltd.                                      400         37,553
Fuji Electric Co., Ltd.                                     5,000         25,778
Fuji Photo Film Co., Ltd.                                   3,700        135,001
Fuji Soft ABC, Inc.                                           300          7,822
Fuji Television Network, Inc.                                   4          9,041
Fujikura, Ltd.                                              3,000         32,838
Fujitsu, Ltd.                                              14,000        115,437
Furukawa Electric Co., Ltd.                                 5,000         33,016
GLORY, Ltd.                                                   500          9,693
Goodwill Group, Inc.                                           11          6,649
Gunma Bank, Ltd.                                            3,000         22,171
Gunze, Ltd.                                                 2,000         11,310
Hakuhodo Dy Holdings, Inc.                                    190         12,401
Hankyu Department Stores, Inc.                              2,000         16,914
Hankyu Hanshin Holdings, Inc.                               9,000         56,457
Hanshin Electric Railway Co., Ltd.                          2,000         16,762
Haseko Corp                                                 5,500         18,950
HIKARI TSUSHIN, Inc.                                          100          5,223
Hino Motors, Ltd.                                           2,000         10,819
Hirose Electric Co., Ltd.                                     300         39,746
Hitachi Cable, Ltd.                                         2,000          9,024
Hitachi Capital Corp.                                         400          7,619
Hitachi Chemical Co., Ltd.                                    800         19,369
Hitachi Construction Machinery Co., Ltd.                      800         17,879
Hitachi High Technologies                                     500         14,138
Hitachi Metals, Ltd.                                       86,000        811,767
Hitachi, Ltd.                                              26,000        151,653
Hokkaido Electric Power Co., Inc.                           1,400         33,956
Hokugin Financial Group, Inc.                               9,000         33,905
Honda Motor Co., Ltd.                                      12,000        403,302
House Food Corp.                                              600          9,905

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
HOYA Corp.                                                  3,200   $    120,550
IBIDEN Co., Ltd.                                            1,000         52,825
Index Corp.+                                                    8          5,797
INPEX Holdings, Inc.                                            6         47,644
Isetan Co., Ltd.                                            1,500         25,308
Ishikawajima-Harima Heavy Industries Co., Ltd.              9,000         27,505
Ito En, Ltd.                                                  500         17,228
Itochu Corp.                                               11,000         85,206
Itochu Techno-Science Corp.                                   300         15,238
Jafco Co., Ltd.                                               300         15,137
Japan Airlines Corp.+                                       7,000         13,689
Japan Prime Realty Investment Corp.                             4         11,953
Japan Real Estate Investment Corp.                              3         25,397
Japan Retail Fund Investment Corp.                              2         14,730
Japan Steel Works, Ltd.                                     2,000         13,680
Japan Tobacco, Inc.                                            34        132,114
JFE Holding, Inc.                                          29,700      1,164,114
JGC Corp.                                                   1,000         16,711
Joyo Bank, Ltd.                                             5,000         29,672
JS Group Corp.                                              2,000         41,820
JSR Corp.                                                   1,300         28,614
Jupiter Telecommunications Co., Ltd.+                       1,589      1,198,560
K.K. DaVinci Advisors                                           8          7,653
Kajima Corp.                                                7,000         32,000
Kaken Pharmaceutical Co., Ltd.                              1,000          6,806
Kamigumi Co., Ltd.                                          2,000         15,594
Kaneka Corp.                                                2,000         18,929
Kansai Electric Power Co., Inc.                             5,900        136,106
Kansai Paint Co., Ltd.                                      2,000         15,120
Kao Corp.                                                   3,000         80,000
Katokichi Co., Ltd.                                         1,000          8,169
Kawasaki Heavy Industries, Ltd.                            10,000         33,101
Kawasaki Kisen Kaisha, Ltd.                                 4,000         25,261
KDDI Corp.                                                     18        112,152
Keihin Electric Express Railway Co., Ltd.                   4,000         29,223
Keio Electric Railway Co., Ltd.                             5,000         33,355
Keisei Electric Railway Co., Ltd.                           3,000         18,387
Keyence Corp.                                                 300         69,079
Kikkoman Corp.                                              2,000         23,314
Kinden Corp.                                                1,000          8,254
Kintetsu Corp.                                             12,000         37,587
Kirin Brewery Co., Ltd.                                     6,000         80,102
Kobe Steel, Ltd.                                           21,000         65,956
Kokuyo Co., Ltd.                                              700         11,129
Komatsu, Ltd.                                               6,900        119,162
KOMORI Corp., Ltd.                                          1,000         20,360
Konami Corp.                                                  700         17,778
Konica Minolta Holdings, Inc.+                              4,000         53,570
KOSE Corp.                                                    300          9,676
Koyo Seiko Co., Ltd.                                        1,500         29,079
Kubota Corp.                                                8,000         65,693
Kuraray Co., Ltd.                                           3,000         33,371
Kurita Water Industries, Ltd.                                 900         17,448
Kyocera Corp.                                               1,200        102,705

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Kyowa Hakko Kogyo Co., Ltd.                                   3,000   $   21,130
Kyushu Electric Power Co., Inc.                               2,900       68,495
Lawson, Inc.                                                    400       14,053
LEOPALACE21 Corp.                                               900       32,838
Mabuchi Motor Co., Ltd.                                         300       18,337
Makita Corp.                                                    800       23,501
Marubeni Corp.                                               11,000       54,756
Marui Co., Ltd.                                               2,400       35,129
Matsui Securities Co., Ltd.                                     900        7,505
Matsumotokiyoshi Co., Ltd.                                      300        7,213
Matsushita Electric Industrial Co., Ltd.                     15,000      317,460
Matsushita Electric Works, Ltd.                               3,000       31,695
MEDICEO Holdings Co., Ltd.                                    1,300       26,633
Meiji Dairies Corp.                                           2,000       13,511
Meiji Seika Kaisha, Ltd.                                      3,000       15,238
Meitec Corp.                                                    300        9,219
Millea Holdings, Inc.                                        27,500      959,153
Minebea Co., Ltd.                                             3,000       16,406
Miraca Holdings, Inc.                                        23,900      592,821
Mitsubishi Chemical Holdings Corp.                            9,000       56,381
Mitsubishi Corp.                                             10,400      195,454
Mitsubishi Electric Corp.                                    15,000      126,349
Mitsubishi Estate Co., Ltd.                                   9,000      196,571
Mitsubishi Gas Chemical Co., Inc.                             3,000       32,584
Mitsubishi Heavy Industries, Ltd.                            24,000       99,352
Mitsubishi Logistcs Corp.                                     1,000       15,966
Mitsubishi Materials Corp.                                    8,000       32,982
Mitsubishi Rayon Co., Ltd.                                    4,000       26,413
Mitsubishi Securities Co., Ltd.                               2,000       25,058
Mitsubishi Tokyo Financial Group, Inc.                           66      849,270
Mitsui & Co., Ltd.                                           12,000      152,584
Mitsui Chemicals, Inc.                                        4,000       28,783
Mitsui Engineering & Shipbuilding Co., Ltd.                   6,000       19,505
Mitsui Fudosan Co., Ltd.                                      6,000      136,381
Mitsui Mining & Smelting Co., Ltd.                            5,000       25,778
Mitsui O.S.K. Lines, Ltd.                                     8,000       59,124
Mitsui Sumitomo Insurance Co., Ltd.                           9,000      112,533
Mitsui Trust Holdings, Inc.                                   4,000       45,511
Mitsukoshi, Ltd.                                              4,000       17,947
Mitsumi Electric Co., Ltd.                                      600        8,279
Mizuho Financial Group, Inc.                                    158    1,225,211
Murata Manufacturing Co., Ltd.                                1,500      104,127
NAMCO BANDAI Holdings, Inc.                                   1,600       25,153
NEC Corp.                                                    15,000       82,413
NEC Electronics Corp.+                                          300       10,311
NET One Systems Co., Ltd.                                         4        5,553
NGK Insulators, Ltd.                                          2,000       28,106
NGK Spark Plug Co., Ltd.                                      1,000       19,852
NHK Spring Co., Ltd.                                          2,000       23,145
Nichirei Corp.                                                2,000       10,548
NIDEC Corp.                                                     800       60,343
Nikko Cordial Corp.                                           6,000       69,587
Nikon Corp.                                                   2,000       41,312

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Nintendo Co., Ltd.                                              700   $  144,237
Nippon Building Fund, Inc.                                        4       40,635
Nippon Commercial Investment Corp.                              309    1,247,771
Nippon Electric Glass Co., Ltd.                               1,000       22,053
Nippon Express Co., Ltd.                                      6,000       32,152
Nippon Kayaku Co., Ltd.                                       2,000       16,948
Nippon Light Metal Co., Ltd.                                  4,000       10,057
Nippon Meat Packers, Inc.                                     1,000       11,234
Nippon Mining Holdings, Inc.                                  6,500       45,947
Nippon Oil Corp.                                              9,000       66,286
Nippon Paper Group, Inc.                                          7       25,363
Nippon Sheet Glass Co., Ltd.                                  3,000       14,095
Nippon Shokubai Co., Ltd.                                     1,000       12,106
Nippon Steel Corp.                                           47,000      193,371
Nippon Telegraph & Telephone Corp.                               40      196,402
Nippon Yusen Kabushiki Kaisha                                 8,000       48,694
Nishi-Nippon City Bank, Ltd.                                  4,000       19,606
Nishimatsu Construction Co., Ltd.                             2,000        7,467
Nissan Chemical Industries, Ltd.                              1,000       11,827
Nissan Motor Co., Ltd.                                      151,900    1,701,280
Nisshin Seifun Group, Inc.                                    1,500       15,644
Nisshin Steel Co., Ltd.                                       6,000       17,778
Nisshinbo Industries, Inc.                                    2,000       21,113
Nissin Food Products Co., Ltd.                                  700       22,282
Nitori Co., Ltd.                                                300       13,587
Nitto Denko Corp.                                            15,400      912,593
NOK Corp.                                                       800       19,742
Nomura Real Estate Office Fund, Inc.                              2       16,034
Nomura Research Institute, Ltd.                                 200       27,767
Nomura Securities Co., Ltd.                                  80,900    1,424,525
NSK, Ltd.                                                   177,000    1,493,918
NTN Corp.                                                     3,000       23,721
NTT Data Corp.                                                    9       41,524
NTT DoCoMo, Inc.                                                144      221,867
NTT Urban Development Corp.                                       2       15,983
Obayashi Corp.                                                5,000       35,217
Obic Co., Ltd.                                                   60       12,683
Odakyu Electric Railway Co., Ltd.                             5,000       31,788
Oji Paper Co., Ltd.                                           5,000       27,386
Oki Electric Industry Co., Ltd.                               5,000       11,259
Okuma Corp.                                                   2,000       17,693
Okumura Corp.                                                 2,000       10,988
Olympus Corp.                                                 2,000       58,921
Omron Corp.                                                   1,700       41,735
Onward Kashiyama Co., Ltd.                                    2,000       28,749
Oracle Corp. Japan                                              300       12,978
Oriental Land Co., Ltd.                                         400       22,451
Orix Corp.                                                    6,300    1,741,333
Osaka Gas Co., Ltd.                                          15,000       52,318
OSG Corp.                                                       600        8,544
OTSUKA Corp.                                                    200       21,266
Park24 Co., Ltd.                                                400       13,139
Pioneer Corp.                                                 1,200       21,130

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Promise Co., Ltd.                                               600   $   23,873
QP Corp.                                                        800        7,558
Rakuten, Inc.                                                    50       19,598
Resona Holdings, Inc.                                            35      104,889
Ricoh Co., Ltd.                                               5,000       99,471
Rinnai Corp.                                                    300        8,584
Rohm Co., Ltd.                                                  800       74,294
Round One Corp                                                    3       10,870
Ryohin Keikaku Co., Ltd.                                        200       14,138
Sanken Electric Co., Ltd.                                     1,000       12,935
Sankyo Co., Ltd.                                                400       21,367
Santen Pharmaceutical Co., Ltd.                                 600       15,238
Sanwa Shutter Corp                                            1,000        5,672
Sanyo Electric Co., Ltd.                                     12,000       24,381
Sapporo Hokuyo Holdings, Inc.+                                    2       21,841
Sapporo Holdings, Ltd.                                        2,000        9,498
SBI Holdings, Inc.                                               80       28,614
Secom Co., Ltd.                                               1,600       79,238
Sega Sammy Holdings, Inc.                                     1,400       45,037
Seiko Epson Corp.                                             1,000       27,259
Seino Transportation Co., Ltd.                                2,000       23,518
Sekisui Chemical Co., Ltd.                                    4,000       33,727
Sekisui House, Ltd.                                           4,000       60,512
Seven & I Holdings Co., Ltd.                                  6,300      202,667
SFCG Co., Ltd.                                                   50        9,486
Sharp Corp.                                                   7,000      120,000
Shimachu Co.                                                    300        8,813
Shimamura Co., Ltd.                                             200       19,539
Shimano, Inc.                                                   500       13,968
Shimizu Corp.                                                 4,000       22,857
Shin-Etsu Chemical Co., Ltd.                                  3,000      191,492
Shinko Electric Industries                                      500       13,926
Shinko Securities Co., Ltd.                                   4,000       15,814
Shinsei Bank, Ltd.                                           10,000       60,952
Shionogi & Co., Ltd.                                          2,000       36,741
Shiseido Co., Ltd.                                            3,000       59,937
Shizuoka Bank, Ltd.                                           5,000       54,349
Showa Denko KK                                                8,000       34,472
Showa Shell Sekiyu KK                                         1,400       15,597
SMC Corp.                                                       400       52,927
Softbank Corp.                                                5,700      117,981
Sojitz Holdings Corp.+                                        2,900        9,427
Sompo Japan Insurance, Inc.                                   6,000       78,578
Sony Corp.                                                    7,700      311,585
Stanley Electric Co., Ltd.                                    1,200       24,787
Sumco Corp.*                                                    400       29,630
Sumitomo Bakelite Co., Ltd.                                   2,000       15,103
Sumitomo Chemical Co., Ltd.                                  11,000       82,133
Sumitomo Corp.                                               66,700      831,738
Sumitomo Electric Industries, Ltd.                            5,500       74,451
Sumitomo Heavy Industries, Ltd.                               4,000       33,490
Sumitomo Metal Industries, Ltd.                              31,000      118,883
Sumitomo Metal Mining Co., Ltd.                               4,000       52,419

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Sumitomo Mitsui Financial Group, Inc.                           275   $2,886,773
Sumitomo Osaka Cement Co., Ltd.                               3,000        8,889
Sumitomo Realty & Development Co., Ltd.                      10,869      319,284
Sumitomo Rubber Industries, Ltd.                             82,500      907,937
Sumitomo Titanium Corp.                                         200       23,788
Sumitomo Trust & Banking Co., Ltd.                            9,000       94,171
Suruga Bank, Ltd.                                             2,000       24,991
Suzuken Co., Ltd.                                               500       18,751
T&D Holdings, Inc.                                            1,791      129,634
Taiheiyo Cement Corp.                                       393,000    1,453,892
Taisei Corp.                                                  7,000       25,126
Taisho Pharmaceutical Co., Ltd.                               2,000       38,349
Taiyo Nippon Sanso Corp.                                      2,000       16,982
Taiyo Yuden Co., Ltd.                                         1,000       15,018
Takara Shuzo Co.                                              2,000       11,750
Takashimaya Co., Ltd.                                         2,000       25,397
Takeda Pharmaceutical Co., Ltd.                               6,800      424,262
Takefuji Corp.                                                  850       39,001
Tanabe Seiyaku Co., Ltd.                                      2,000       25,058
TDK Corp.                                                       900       72,076
Teijin, Ltd.                                                  6,000       32,305
Terumo Corp.                                                  1,300       49,304
THK Co., Ltd.                                                   900       21,257
TIS, Inc.                                                       300        7,073
Tobu Railway Co., Ltd.                                        6,000       30,273
Toda Construction Co.                                         2,000        9,363
Toho Co., Ltd.                                                1,100       22,349
Toho Titanium Co., Ltd.                                         200       12,343
Tohoku Electric Power Co., Inc.                               3,300       72,216
Tokai Rika Co., Ltd.                                            500        9,714
Tokuyama Corp.                                                2,000       26,751
Tokyo Broadcasting System, Inc.                                 300        6,997
Tokyo Electric Power Co., Inc.                                9,400      270,561
Tokyo Electron, Ltd.                                          1,200       88,686
Tokyo Gas Co., Ltd.                                          17,000       85,198
Tokyo Seimitsu Co., Ltd.                                        300       15,746
Tokyo Steel Manufacturing Co., Ltd.                             800       12,590
Tokyo Style Co., Ltd.                                         1,000       12,047
Tokyo Tatemono Co., Ltd.                                      3,000       33,727
Tokyu Corp.                                                   8,000       54,993
Tokyu Land Corp.                                              3,000       28,444
TonenGeneral Sekiyu KK                                        3,000       27,098
Toppan Printing Co., Ltd.                                     5,000       55,450
Toray Industries, Inc.                                       10,000       75,259
Toshiba Corp.                                                22,000      142,662
Tosoh Corp.                                                   3,000       12,165
Toto, Ltd.                                                    3,000       28,292
Toyo Seikan Kaisha, Ltd.                                      1,200       22,959
Toyobo Co., Ltd.                                              5,000       13,164
Toyoda Gosei Co., Ltd.                                          500       11,005
Toyota Industries Corp.                                       1,500       63,619
Toyota Motor Corp.                                           22,300    1,211,987
Toyota Tsusho Corp.                                           1,500       39,492

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Trend Micro, Inc.                                              500   $    14,646
Ube Industries, Ltd.                                         7,000        19,852
Uni-Charm Corp.                                                400        22,214
Uniden Corp.                                                 1,000        10,540
Union Tool Co.                                              22,600       939,395
UNY Co., Ltd.                                                2,000        26,514
Ushio, Inc.                                                    900        19,391
USS Co., Ltd.                                                  180        11,566
Wacoal Corp.                                                 1,000        12,597
West Japan Railway Co.                                          13        55,577
Yahoo Japan Corp.                                              116        43,650
Yakult Honsha Co.                                              800        23,501
Yamada Denki Co., Ltd.                                         657        65,853
Yamaha Corp.                                                 1,300        27,348
Yamaha Motor Co., Ltd.                                       1,400        37,096
Yamato Transport Co., Ltd.                                  53,000       766,789
Yamazaki Baking Co., Ltd.                                    1,000         9,693
Yaskawa Electric Corp.                                       2,000        19,640
Yokogawa Electric Corp.                                      1,600        21,022
Zeon Corp.                                                   2,000        20,233
                                                                     -----------
                                                                      47,724,237
                                                                     -----------
LUXEMBOURG -- 0.8%
Millicom International Cellular SA                          38,901     1,591,829
Oriflame Cosmetics SA SDR                                      350        11,606
Stolt Offshore SA+                                          40,350       689,337
Stolt-Nielsen SA                                               300         7,814
                                                                     -----------
                                                                       2,300,586
                                                                     -----------
NETHERLANDS -- 4.3%
ABN AMRO Holdings NV                                        14,056       409,946
Aegon NV                                                    11,149       209,094
Akzo Nobel NV                                                2,105       129,672
ASML Holding NV+                                             3,750        87,686
Buhrmann NV                                                    837        12,620
Corio NV                                                       311        22,656
DSM NV                                                       1,172        51,406
Euronext NV (Amsterdam)                                         36         3,515
Euronext NV (Virt-X)                                           661        64,247
Europeon Aeronautic Defense and Space Co.                    2,545        73,193
Fugro NV+                                                      448        18,877
Getronics NV                                                   953         6,429
Hagemeyer NV+                                                3,999        19,472
Heineken NV                                                  1,897        86,766
ING Groep NV                                                77,177     3,394,914
James Hardie Industries NV                                   3,589        19,955
Koninklijke (Royal) KPN NV                                  15,002       191,374
Koninklijke (Royal) Philips Electronics NV                  32,793     1,150,607
Koninklijke Ahold NV+                                      167,097     1,775,617
Mittal Steel Co. NV                                          5,356       187,001
Oce NV                                                         608         9,761

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Qiagen NV+                                                   1,082   $    16,945
Randstad Holding NV                                            357        20,330
Reed Elsevier NV                                             5,478        91,345
Rodamco Europe NV                                              415        48,335
Royal Dutch Shell PLC                                       11,378       375,369
Royal Dutch Shell PLC, Class A ADR                          18,430       606,923
Royal Dutch Shell PLC, Class B                              21,380       725,759
Royal Numico NV                                              1,325        59,646
SBM Offshore NV                                              1,066        28,968
TPG NV                                                      32,109     1,217,811
Unilever NV                                                 13,286       326,838
Vedior NV                                                   40,939       766,751
Wereldhave NV                                                  160        17,469
Wolters Kluwer NV                                            2,272        59,262
                                                                     -----------
                                                                      12,286,559
                                                                     -----------
NEW ZEALAND -- 0.1%
Auckland International Airport, Ltd.                         7,564        10,024
Contact Energy, Ltd.                                         2,233        10,423
Fisher & Paykel Appliances Holdings, Ltd.                    2,040         4,807
Fisher & Paykel Healthcare Corp.                             3,953        10,709
Fletcher Building, Ltd.                                      3,636        20,365
Kiwi Income Property Trust                                   5,491         4,947
Sky City Entertainment Group, Ltd.                           3,326        11,507
Sky Network Television, Ltd.                                 1,506         5,309
Telecom Corp. of New Zealand, Ltd.                          15,158        43,044
Tower, Ltd.+                                                 2,229         4,715
Vector, Ltd.                                                 1,936         2,995
Warehouse Group, Ltd.                                          827         3,471
                                                                     -----------
                                                                         132,316
                                                                     -----------
NORWAY -- 2.0%
Aker Kvaerner                                                  220        19,551
Den Norke Bank ASA                                           5,154        63,096
Det Norske Oljeselskap ASA                                   5,800         8,069
Frontline, Ltd.                                                400        15,261
Norsk Hydro ASA                                              5,465       122,043
Norske Skogindustrier ASA                                    1,320        19,841
Ocean Rig ASA                                                1,400         8,730
Orkla ASA                                                    1,431        68,079
Pan Fish ASA+                                               19,000        14,963
Petrojarl ASA                                               44,721       480,333
Petroleum Geo-Services ASA+                                 15,910       775,194
Prosafe ASA                                                 22,320     1,367,940
Schibsted ASA                                                  400        12,012
SeaDrill, Ltd.                                               1,600        20,985
Statoil ASA                                                  5,076       119,967
Storebrand ASA                                               1,800        19,002
Tandberg Television ASA+                                       600         4,882
Tanderg ASA                                                    900         9,612
Telenor ASA                                                201,376     2,625,731
TGS Nopec Geophysical Co. ASA                                  760        12,023

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
NORWAY (CONTINUED)
Tomra Systems ASA                                           1,200   $      7,318
Yara International ASA                                      1,553         23,557
                                                                    ------------
                                                                       5,818,189
                                                                    ------------
PORTUGAL -- 0.1%
Banco BPI SA                                                2,354         17,552
Banco Comercial Portugues SA                               16,788         52,156
Banco Espirito Santo SA                                     1,548         23,653
Brisa-Auto Estradas de Portugal SA                          2,323         25,745
Cimpor Cimentos de Portugal SA                              1,821         13,046
Electricidade de Portugal SA                               15,581         67,571
Jeronimo Martins SGPS SA                                      291          5,196
Portugal Telecom SGPS SA                                    6,122         76,466
PT Multimedia-Servicos de Telecomunicacoes e
   Multimedia SGPS SA                                         607          7,351
Sonae Industria-SGPS SA                                       542          4,907
Sonae SGPS SA                                               6,198         10,767
                                                                    ------------
                                                                         304,410
                                                                    ------------
RUSSIA -- 0.8%
Gazprom ADR                                                23,940      1,036,602
Gazprom, ADR                                                8,168        353,674
Lukoil ADR                                                 13,381      1,010,266
                                                                    ------------
                                                                       2,400,542
                                                                    ------------
SINGAPORE -- 0.3%
Allgreen Properties, Ltd.                                   4,000          4,004
Ascendas Real Estate Investment Trust                       7,000          9,476
Capitaland, Ltd.                                           10,000         31,796
Capitamall Trust                                            7,000         11,195
Chartered Semiconductors Manufacturing, Ltd.+               8,000          6,095
City Developments, Ltd.                                     3,000         20,211
Comfortdelgro Corp., Ltd.                                  13,000         13,833
Cosco Corp., Ltd.                                           6,000          6,271
Creative Technology, Ltd.                                     400          2,619
DBS Group Holdings, Ltd.                                    8,163         98,681
Fraser + Neave, Ltd.                                        7,000         18,246
Haw Par Corp., Ltd.                                         1,040          4,158
Jardine Cycle & Carriage, Ltd.                              1,000          7,555
Keppel Corp., Ltd.                                          4,000         37,274
Keppel Land, Ltd.                                           3,000          9,369
Neptune Orient Lines, Ltd.                                  3,000          3,834
Olam International, Ltd.                                    5,000          5,352
Overseas-Chinese Banking Corp., Ltd.                       19,100         78,769
Parkway Holdings, Ltd.                                      5,000          8,815
SembCorp Industries, Ltd.                                   6,760         14,301
SembCorp Marine, Ltd.                                       4,000          8,412
Singapore Airlines, Ltd.                                    5,000         45,963
Singapore Exchange, Ltd.                                    6,000         16,773
Singapore Land, Ltd.                                        1,000          4,943
Singapore Petroleum Co., Ltd.                               1,000          2,959
Singapore Post, Ltd.                                       10,000          6,359

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
SINGAPORE (CONTINUED)
Singapore Press Holdings, Ltd.                             11,250   $     29,041
Singapore Technologies Engineering, Ltd.                   10,000         17,944
Singapore Telecommunications, Ltd.                         56,910         87,430
SMRT Corp.                                                  5,000          3,494
STATS ChipPAC, Ltd.+                                       10,000          6,139
Suntec Real Estate Investment Trust                         7,000          6,523
United Overseas Bank, Ltd.                                  8,000         82,103
United Overseas Land, Ltd.                                  4,500          9,917
Venture Corp., Ltd.                                         2,000         15,866
Want Want Holdings, Ltd.                                    4,000          6,200
Wing Tai Holdings, Ltd.                                     4,000          4,760
                                                                    ------------
                                                                         746,680
                                                                    ------------
SOUTH AFRICA -- 0.3%
Massmart Holdings, Ltd.                                   116,121        848,460
                                                                    ------------
SOUTH KOREA -- 2.6%
Electrolux AB, Class B                                      2,040         33,127
Hyundai Motor Co. GDR+*                                    38,069      1,634,683
Kookmin Bank                                               10,570        833,313
LG Chem, Ltd.                                              21,990        873,790
Hana Financial Group, Inc.                                 21,907      1,002,455
Samsung Electronics Co., Ltd. (London)                        200         51,950
Samsung Electronics Co., Ltd. (South Korea)                 1,829      1,283,441
Samsung Electronics Co., Ltd. GDR (Frankfurt)+*             2,100        737,100
Samsung Electronics Co., Ltd. GDR (London)*                   700        245,700
Samsung Electronics Co., Ltd. GDR (OTC)+*                   3,100        806,000
                                                                    ------------
                                                                       7,501,559
                                                                    ------------
SPAIN -- 3.8%
Abertis Infraestructuras SA                                 1,769         46,434
Acciona SA                                                    221         33,629
Acerinox SA                                                 1,407         27,137
Actividades de Construccion y Servicios, SA                 1,913         90,724
Altadis SA                                                  2,084         98,940
Antena 3 de Television SA                                     602         12,313
Banco Bilbao Vizcaya Argentaria SA                        104,120      2,409,537
Banco Popular Espanol SA                                    6,592        108,082
Banco Santander Central Hispano SA                         46,037        727,964
Cintra Concesiones de Infraestructuras
   de Transporte SA                                       103,964      1,464,649
Ebro Puleva SA                                                655         13,389
Enagas SA                                                  60,246      1,459,908
Endesa SA                                                   7,382        314,053
Fadesa Inmobiliar SA                                          390         17,334
Fomento de Construcciones y Contratas SA                      353         28,200
Gamesa Corp. Tecnologica SA                                 1,319         28,902
Gas Natural SDG SA                                          1,387         50,565
Grupo Ferrovial SA                                            487         39,152
Iberdrola SA                                                6,286        281,375
Iberia Lineas Aereas de Espana SA                           3,671          9,869
Indra Sistemas SA                                          66,400      1,444,847

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
SPAIN (CONTINUED)
Industria de Diseno Textil SA                               1,690   $     78,777
Inmobiliaria Colonial SA                                       11            853
Mapfre Reinsurance Corp.                                      832         17,387
NH Hoteles SA                                                 509         10,805
Promotora de Informaciones SA                                 593          9,708
Repsol YPF SA                                               7,094        211,125
Sacyr Vallehermoso SA                                         771         35,049
Sociedad General de Aguas de Barcelona SA, Class A            452         14,678
Sogecable SA+                                                 318         11,351
Telefonica SA                                              98,410      1,705,864
Union Fenosa SA                                             1,061         54,193
Zeltia SA+                                                  1,252          9,319
                                                                    ------------
                                                                      10,866,112
                                                                    ------------
SWEDEN -- 1.4%
Alfa Laval AB                                                 700         23,498
Assa Abloy AB, Class B                                      2,400         44,622
Atlas Copco AB, Class A                                     2,556         67,142
Atlas Copco AB, Class B                                     1,600         40,065
Axfood AB                                                     250          7,591
Billerud AB                                                   400          6,086
Boliden AB                                                  2,200         41,729
Capio Ab+                                                     800         18,286
Castellum AB                                                1,150         12,947
D. Carnegie & Co. AB                                          500         10,542
Elekta AB                                                     600         11,299
Eniro AB                                                    1,300         15,966
Fabege AB                                                     600         13,264
Getinge AB, Class B                                         1,400         25,600
Hennes & Mauritz AB, Class B                                3,650        152,661
Hoganas AG                                                    200          5,295
Holmen AB, Class B                                            400         16,703
Husqvarna AB                                                2,040         24,010
Kungsleden AB                                               1,100         12,534
Lundin Petroleum AB+                                        1,700         17,921
Modern Times Group                                            381         19,705
Nobia AB                                                      400         13,373
Nordea Bank AB                                             16,000        209,603
OMX AB                                                        600         11,626
Sandvik AB                                                  7,800         89,409
Sas AB+                                                       700          9,146
Scania AB, Class B                                            800         47,706
Securitas AB, Class B                                       2,292         28,775
Securitas Direct AB, Class B                                2,292          5,755
Securitas Systems AB, Class B                               2,292          8,601
Skandinaviska Enskilda Banken AB, Class A                   3,600         96,777
Skanska AB, Class B                                         2,916         49,342
SKF AB                                                      3,076         45,018
SSAB Svenskt Staal AB, Ser A                                1,200         22,352
SSAB Svenskt Staal AB, Ser B                                  600         10,644
Svenska Cellulosa AB, Class B                              28,444      1,304,174
Svenska Handelsbanken AB, Class A                           3,973        107,347
Swedish Match AB                                            2,200         35,800

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
SWEDEN (CONTINUED)
Tele2 AB, Class B                                           2,400   $     24,235
Telefonaktiebolaget LM Ericsson, Class B                  296,175      1,026,568
Telelogic AB+                                               2,100          4,041
TeliaSonera AB                                             14,459         92,735
Trelleborg AB, Class B                                        600         11,299
Volvo AB, Class A                                             700         43,367
Volvo AB, Class B                                           1,670         99,473
Wihlborgs Fastigheter AB                                      260          4,683
WM-data AB, Class B                                         3,000         10,439
                                                                    ------------
                                                                       3,999,754
                                                                    ------------
SWITZERLAND -- 6.7%
ABB, Ltd.                                                  85,463      1,124,288
Adecco SA                                                   1,013         61,123
Ciba Specialty Chemicals AG                                   548         33,087
Clariant AG+                                                1,783         24,097
Compagnie Financiere Richemont AG, Class A(2)               4,043        194,641
Credit Suisse Group                                        35,397      2,048,041
Geberit AG                                                     30         36,563
Givaudan SA                                                    48         38,425
Holcim, Ltd.                                                1,554        127,009
Julius Baer Holding, Ltd.                                  12,330      1,231,570
Kudelski SA                                                   254          7,516
Kuehne & Nagel International AG                               417         28,846
Kuoni Reisen Holdings+                                         22         11,313
Logitech International SA                                   1,315         28,552
Lonza Group AG                                                292         20,222
Micronas Semiconductor Holdings AG+                           252          5,643
Nestle SA                                                  12,812      4,467,217
Nobel Biocare Holding AG                                      181         44,546
Novartis AG                                                78,104      4,559,632
Phonak Holding AG                                             354         22,393
PSP Swiss Property AG+                                        362         18,383
Rieter Holding AG                                              34         14,642
Roche Holdings AG                                           5,443        941,082
Serono SA, Class B                                          1,449      1,251,485
SGS SA                                                         33         33,226
SIG Holding AG+                                                47         13,569
STMicroelectronics NV                                       5,276         91,456
Straumann Holding AG                                           60         12,919
Sulzer AG                                                      28         22,314
Swatch Group AG                                               417         16,174
Swatch Group AG, Class B                                      255         49,269
Swiss Re                                                    2,609        199,673
Swisscom AG                                                   142         47,269
Syngenta AG+                                                  827        124,733
Synthes, Inc.                                                 355         39,462
UBS AG                                                     32,263      1,929,923
Unaxis Holding AG+                                             49         16,419
Zurich Financial Services AG                                1,122        275,688
                                                                    ------------
                                                                      19,212,410
                                                                    ------------

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
TAIWAN -- 0.6%
Hon Hai Precision Industry Co., Ltd. GDR                   68,193   $    838,774
MediaTek, Inc.                                             62,000        588,201
United Micro Electronics, Inc.                            394,090        220,874
                                                                    ------------
                                                                       1,647,849
                                                                    ------------
THAILAND -- 0.0%
Thai Military Bank PCL                                   1,165,549        94,324
                                                                    ------------
TURKEY -- 0.2%
Turkiye Garanti Bankasi AS ADR                            227,928        695,180
                                                                    ------------
UNITED KINGDOM -- 21.7%
3I Group PLC                                                3,606         63,162
Aegis Group PLC                                             6,555         16,415
Aggreko PLC                                                 1,980         12,419
AMEC PLC                                                    2,581         17,300
Amvescap PLC                                              182,824      1,985,402
Anglo American PLC                                         11,072        462,916
ARM Holdings PLC                                           10,650         23,430
Arriva PLC                                                  1,531         18,919
AstraZeneca PLC                                            12,157        759,801
Aviva PLC                                                  19,710        288,959
BAE Systems PLC                                           281,546      2,083,572
Balfour Beatty PLC                                          3,319         25,588
Barclays PLC                                               50,291        634,654
Barratt Developments PLC                                    1,882         37,563
BBA Group PLC                                               3,768         18,784
Bellway PLC                                                   876         21,126
Berkeley Group Holdings PLC+(2)                               701         17,653
BG Group PLC                                               27,096        329,259
BHP Billiton PLC                                           18,978        327,619
Bodycote International PLC                                212,437        944,672
Boots Group PLC                                            61,843        897,386
Bovis Homes Group PLC                                         927         16,081
BP PLC                                                    154,460      1,683,163
Brambles Industries PLC                                     5,179         46,448
Britannic Group PLC                                         5,344         61,786
British Airways PLC+                                        4,386         35,066
British American Tobacco PLC                               12,112        327,469
British Land Co. PLC                                       82,041      2,095,234
British Sky Broadcasting Group PLC                          9,070         92,723
Brixton PLC                                                 1,980         19,611
BT Group PLC                                               64,564        323,976
Bunzl PLC                                                   2,691         33,682
Burberry Group PLC                                          3,451         33,341
Cable & Wireless PLC                                       18,768         48,669
Cadbury Schweppes PLC                                     146,296      1,557,220
Capita Group PLC                                            4,949         50,733
Carnival PLC                                                1,321         63,195
Carphone Warehouse PLC                                      3,093         17,793
Catlin Group Ltd.                                         114,073      1,020,935
Cattles PLC                                                 2,546         18,103

                                                                        VALUE
COMMON STOCK (CONTINUED)                                   SHARES     (NOTE 2)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Centrica PLC                                               28,138   $    171,355
Charter PLC                                                 1,279         20,427
Close Brothers Group PLC                                    1,019         19,470
Cobham PLC                                                321,154      1,091,383
Collins Stewart Tullett PLC                                 1,645         26,796
Compass Group PLC                                          16,702         83,887
Cookson Group PLC                                           1,479         15,715
Corus Group PLC                                             6,890         50,054
CSR, PLC+                                                     997         15,737
Daily Mail & General Trust                                  2,326         26,414
Davis Service Group                                         1,318         11,858
De Lau Rue PLC                                              1,280         13,709
Diageo PLC                                                 21,762        384,439
Dixons Group PLC                                           14,134         57,956
Electrocomponents PLC                                       3,372         17,568
EMI Group PLC                                               6,144         30,600
Enterprise Inns PLC                                        50,495        997,443
First Choice Holidays PLC                                   3,885         14,512
FirstGroup PLC                                              3,045         27,979
FKI PLC                                                     4,516          7,631
Friends Provident PLC                                      13,259         48,037
Gallaher Group PLC                                          5,082         83,164
George Wimpey PLC                                           3,078         29,853
GKN PLC                                                     5,487         29,511
GlaxoSmithKline PLC                                       114,176      3,039,916
GlaxoSmithKline PLC                                        22,600      1,202,998
Grafton Group, PLC (Ireland)+                                  91          1,202
Great Portland Estates PLC                                  1,257         14,239
Group 4 Securicor PLC                                       8,865         28,051
GUS PLC                                                     6,784        122,702
Hammerson PLC                                               2,208         54,240
Hanson PLC                                                  5,562         80,552
Hays PLC                                                   11,438         30,946
HBOS PLC                                                   29,448        582,798
HMV Group PLC                                             138,766        420,906
HSBC Holdings PLC (London)                                 88,875      1,621,618
ICAP PLC                                                    3,740         36,133
IM PLC                                                      2,645         25,096
Imperial Chemical Industries PLC                            9,231         68,659
Imperial Tobacco Group PLC                                 37,495      1,249,627
Inchcape                                                    3,534         34,656
InterContinental Hotels Group PLC                           2,935         51,409
International Power PLC                                    11,523         67,530
Intertek Group PLC                                          1,203         17,569
Invensys PLC                                                6,144         23,899
Investec PLC                                                2,600         25,533
ITV PLC                                                    31,739         57,495
J. Sainsbury PLC                                           11,270         79,236
Johnson Matthey PLC                                         1,703         43,971
Kelda Group PLC                                             2,826         45,002
Kesa Electricals PLC                                      231,470      1,411,778
Kingfisher PLC                                             18,231         83,716
Ladbrokes PLC                                               4,850         35,325

                                                                         VALUE
COMMON STOCK (CONTINUED)                                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Land Securities Group PLC                                     3,635   $  133,942
Legal & General Group PLC                                    50,431      134,555
Liberty International PLC                                     1,962       45,001
Lloyds TSB Group PLC                                         43,411      438,509
LogicaCMG PLC                                                 8,885       25,786
London Stock Exchange Group                                   1,254       29,020
Manitoba Group                                               13,560      113,743
Marks & Spencer Group PLC                                    13,039      156,857
Meggitt PLC                                                   3,362       19,640
MFI Furniture Group PLC+                                      4,608        8,283
Michael Page International PLC                                2,701       19,458
Misys PLC                                                     3,868       16,386
Mitchells & Butler PLC                                        3,800       41,943
National Express Group PLC                                    1,061       18,654
National Grid Group PLC                                      59,208      739,978
Next PLC                                                      1,823       64,716
Old Mutual, PLC                                             337,383    1,058,096
PartyGaming PLC                                               7,748       15,522
Pearson PLC                                                   6,233       88,753
Persimmon PLC                                                 2,184       54,714
Premier Farnell PLC                                           2,814        9,537
Provident Financial PLC                                       1,979       23,177
Prudential PLC                                              294,601    3,659,842
Punch Taverns PLC                                            93,232    1,692,388
Qinetiq PLC                                                 300,024      977,445
Rank Group PLC                                                4,544       19,972
Reckitt Benckiser PLC                                        61,404    2,545,432
Reed Elsevier PLC                                             9,780      108,496
Rentokil Initial PLC                                         14,053       38,547
Reuters Group PLC                                            10,291       83,721
Rexam PLC                                                     4,311       46,130
Rio Tinto PLC                                                 8,160      386,085
Rolls Royce Group PLC+                                       13,710      116,285
Royal & Sun Alliance Insurance Group PLC                     22,935       63,984
Royal Bank of Scotland Group PLC                            123,287    4,245,083
RT Group PLC+(3)(4)(5)                                          207           19
SABMiller PLC                                                73,849    1,379,947
Sage Group PLC                                               10,012       47,099
Schroders PLC                                                   954       16,612
Scottish & Newcastle PLC                                      6,189       66,051
Scottish and Southern Energy PLC                              6,664      164,451
Scottish Power PLC                                           11,496      140,232
Serco Group PLC                                               3,629       25,514
Severn Tren PLC                                              43,917    1,098,566
Shire PLC                                                    57,944      963,404
Signet Group PLC                                             13,454       27,836
Slough Estates PLC                                            3,632       45,223
Smith & Nephew PLC                                            7,277       66,933
Smiths Group PLC                                              4,384       73,588
Sportingbet PLC                                               2,938       10,136
SSL International PLC                                         1,468        9,620
Stagecoach Group PLC                                          6,280       14,933
Standard Life PLC                                            16,306       82,661
Tate & Lyle PLC                                               3,780       50,923

                                                                        VALUE
COMMON STOCK (CONTINUED)                                  SHARES      (NOTE 2)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Taylor Woodrow PLC                                          4,471   $     29,697
Tesco PLC                                                 263,508      1,776,166
Tomkins PLC                                                 6,630         29,389
Travis Perkins PLC                                            892         28,994
Trinity Mirro PLC                                           2,226         19,839
Tullow Oil PLC                                             40,299        284,461
Unilever PLC                                                9,558        235,689
United Business Media PLC                                   2,204         27,339
United Utilities PLC                                        6,783         89,600
Vodafone Group PLC                                      1,118,304      2,559,740
Whitbread PLC                                               1,700         41,220
William Hill PLC                                            2,859         34,447
William Morrison Supermarkets PLC                         159,397        725,973
Wolseley PLC                                               60,529      1,276,113
WPP Group PLC                                             106,029      1,314,225
Xstrata PLC                                                 3,549        146,655
Yell Group PLC                                            175,543      1,957,278
                                                                    ------------
                                                                      62,464,380
                                                                    ------------
UNITED STATES -- 0.4%
Petroleo Brasileiro SA ADR                                  3,430        256,701
Tim Participacoes SA ADR                                   31,984        890,755
                                                                    ------------
                                                                       1,147,456
                                                                    ------------
TOTAL COMMON STOCK (cost $238,284,132)                               271,261,868
                                                                    ------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------
GERMANY -- 0.1%
Henkel KGaA                                                   459         63,826
Porsche AG                                                     60         62,147
ProSieben SAT.1 Media AG                                      635         17,594
RWE AG                                                        301         25,237
Volkswagen AG                                                 814         48,152
                                                                    ------------
                                                                         216,956
                                                                    ------------
ITALY -- 0.0%
Unipol (Finance)                                            6,969         20,635
                                                                    ------------
SWITZERLAND -- 0.0%
Schindler Holding AG                                          397         20,700
                                                                    ------------
TOTAL PREFERRED STOCK (cost $180,717)                                    258,291
                                                                    ------------
EXCHANGE TRADED FUND -- 0.6%
--------------------------------------------------------------------------------
UNITED STATES -- 0.6%
iShares MSCI EAFE Index Fund (cost $1,670,596)             25,000      1,693,750
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $240,135,445)                                               273,213,909
                                                                    ------------

                                                        PRINCIPAL       VALUE
SHORT-TERM INVESTMENT SECURITIES -- 0.8%                 AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.5%
Federal Home Loan Bank Cons. Disc. Notes 2.35%
   due 10/03/06                                        $1,400,000   $  1,399,634
                                                                    ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.88% due 12/14/06(1)        170,000        168,370
                                                                    ------------
TIME DEPOSIT -- 0.3%
Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 10/02/06                                     778,000        778,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $2,345,959)                                                   2,346,004
                                                                    ------------
REPURCHASE AGREEMENTS -- 2.4%
--------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co.,
   bearing interest at 3.65%, dated 09/30/06, to be
   repurchased 10/02/06 in the amount of $219,067
   and collateralized by $170,000 of United States
   Treasury Bonds, bearing interest at 8.13%, due
   08/15/19 and having an approximate value of
   $226,313                                               219,000        219,000
Agreement with State Street Bank & Trust Co.,
   bearing interest at 3.00%, dated 09/30/06, to be
   repurchased 10/02/06 in the amount of $778,195
   and collateralized by $800,000 of Federal Home
   Loan Mtg. Corp. Notes, bearing interest at 4.75%,
   due 01/19/16 and having an approximate value of
   $794,000                                               778,000        778,000
Agreement with State Street Bank & Trust Co.,
   bearing interest at 3.00%, dated 09/30/06, to be
   repurchased 10/02/06 in the amount of $5,741,435
   and collateralized by  $5,580,000 of Federal Home
   Loan Bank Bonds, bearing interest at 5.38%, due
   05/18/16 and having an approximate value of
   $5,859,000                                           5,740,000      5,740,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (cost $6,737,000)                          6,737,000
                                                                    ------------
TOTAL INVESTMENTS --
  (cost $249,218,404)@                          98.2%                282,296,913
Other assets less liabilities --                 1.8                   5,273,208
                                               -----                ------------
NET ASSETS --                                  100.0%               $287,570,121
                                               =====                ============
----------
+    Non-income producing security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $3,453,113 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@    See Note 3 for cost of investments on a tax basis.

(1) The security was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Consists of more than one class of securities traded together as a unit.

(3)  Fair valued security; see Note 2

(4)  Illiquid security

(5) To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2006, the International Equity Portfolio held the following restricted securities:

                                                             MARKET
                                                              VALUE
               ACQUISITION            ACQUISITION   MARKET     PER    % OF NET
NAME               DATE      SHARES       COST       VALUE    SHARE    ASSETS
------------------------------------------------------------------------------
RT Group PLC     02/08/99      207      $5,103      $19.00    $0.09      0.0%
                                                    ======               ====
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
SDR -- Swedish Depository Receipt

OPEN FUTURE CONTRACTS
-----------------------------------------------------------------------------------------------
                                                                  VALUE AS OF      UNREALIZED
NUMBER OF                             EXPIRATION     VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS        DESCRIPTION             DATE       TRADE DATE        2006       (DEPRECIATION)
-----------------------------------------------------------------------------------------------
1 Long      Hang Seng Stock Index    October 2006   $  113,350     $  112,670       $   (680)
2 Long      OMXS30 Index             October 2006       28,093         28,403            310
90 Long     MSCI Pan-Euro           December 2006    2,543,166      2,617,612         74,446
3 Long      NIKKEI 225 Index        December 2006      239,523        241,650          2,127
2 Long      SPI 200 Index           December 2006      187,358        193,279          5,921
6 Long      TOPIX Index             December 2006      835,472        820,734        (14,738)
                                                                                    --------
                                                                                    $ 67,386
                                                                                    ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

-----------------------------------------------------------------
     CONTRACT              IN         DELIVERY   GROSS UNREALIZED
    TO DELIVER        EXCHANGE FOR      DATE       APPRECIATION
-----------------------------------------------------------------
*USD      564,776     GBP  302,000   11/16/06        $   994
 CHF    1,123,902     USD  911,629   11/06/06          9,522
*GBP      653,891     USD1,233,293   11/16/06          8,285
 HKD   14,858,302     USD1,915,470   12/15/06          3,808
 NOK    6,649,150     USD1,048,138   11/20/06         26,366
 ZAR    4,871,732     USD  672,929   10/20/06         48,488
                                                     -------
                                                      97,463
                                                     -------

--------------------------------------------------------------------
     CONTRACT               IN           DELIVERY   GROSS UNREALIZED
    TO DELIVER         EXCHANGE FOR        DATE       DEPRECIATION
--------------------------------------------------------------------
 USD    3,641,916     AUD   4,844,004   10/18/06        (33,093)
 USD      498,636     DDK   2,905,304   12/22/06         (2,412)
 USD    1,848,518     EUR   1,452,849   10/30/06         (3,127)
*USD    4,230,622     GBP   2,239,444   11/16/06        (35,221)
 USD    7,945,294     JPY 928,804,885   10/31/06        (45,654)
*USD      904,412     MXN   9,907,113   10/12/06         (3,804)
 USD      388,325     SEK   2,794,000   12/21/06         (4,827)
 USD      691,571     SGD   1,083,000   11/22/06         (7,839)
 CAD    1,120,208     USD     999,941   10/12/06         (2,606)
*MXN   10,290,826     USD     934,892   10/12/06           (598)
                                                       --------
                                                       (139,181)
                                                       --------
Net Unrealized Appreciation (Depreciation)             $(41,718)
                                                       ========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DDK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
MXN -- Mexican Peso
NOK -- Norwegian Krone
SEK -- Swedish Krone
SGD -- Singapore Dollar
USD -- United States Dollar
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
U.S. Government Treasuries                                                 39.5%
U.S. Government Agencies                                                   18.8
Financial Services                                                         15.3
Repurchase Agreements                                                       6.2
Banks                                                                       2.6
Insurance                                                                   2.3
Telecommunications                                                          2.3
Broadcasting & Media                                                        1.8
Electric Utilities                                                          1.3
Food, Beverage & Tobacco                                                    1.2
Real Estate Investment Trusts                                               1.2
Energy Services                                                             0.8
Real Estate Companies                                                       0.8
Telephone                                                                   0.7
Leisure & Tourism                                                           0.6
Automotive                                                                  0.4
Business Services                                                           0.4
Chemicals                                                                   0.4
Foreign Government                                                          0.3
Housing & Household Durables                                                0.3
Metals & Minerals                                                           0.3
Computer Services                                                           0.2
Drugs                                                                       0.2
Energy Sources                                                              0.2
Gas & Pipeline Utilities                                                    0.2
Health Services                                                             0.2
Forest Products                                                             0.1
Machinery                                                                   0.1
Multi-Industry                                                              0.1
Plastic                                                                     0.1
Retail                                                                      0.1
                                                                           ----
                                                                           99.0%
                                                                           ====
CREDIT QUALITY+#
Government - Treasury                                                      42.8%
Government - Agency                                                        20.5
AAA                                                                         7.8
AA                                                                          2.2
A                                                                          11.6
BBB                                                                        12.9
BB                                                                          0.7
B                                                                           0.1
Not Rated@                                                                  1.4
                                                                          -----
                                                                          100.0%
                                                                          =====

*    Calculated as a percentage of net assets.

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+    Source: Standard and Poors

# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                                                   PRINCIPAL     VALUE
ASSET-BACKED SECURITIES -- 7.5%                                                                      AMOUNT    (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
FINANCE -- 7.5%
FINANCIAL SERVICES -- 7.5%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                                        $350,000   $342,039
Banc of America Commercial Mtg. Inc., Series 2005-6 A4 5.18% due 10/10/06(2)(5)                      430,000    425,801
Banc of America Commercial Mtg. Inc., Series 2006-2 A4 5.93% due 10/10/06(2)(5)                      525,000    543,575
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2 6.44% due 06/16/30(2)               200,000    203,325
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A2 7.08% due 07/15/31(2)              300,000    312,420
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2 6.48% due 02/15/35(2)             350,000    366,933
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33(2)             200,000    203,113
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR5 A5 4.98% due 07/11/42(2)             500,000    489,297
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16 A6 4.75% due 02/13/46(2)              500,000    481,875
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08                            83,057     82,490
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                           100,000     97,533
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due 05/18/30(2)                       141,420    143,282
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(2)                       187,245    190,823
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40% due 10/15/06(2)(5)            225,000    224,240
CNH Equipment Trust, Series 2006-A A3 5.20% due 08/16/10+                                            650,000    649,291
Commercial Mtg. Asset Trust, Series 1999-C1 A3 6.64% due 01/17/32(2)                                 200,000    206,251
Commercial Mtg. Pass-Through Certificates, Series 2005-C6 A5A 5.12% due 06/10/44(2)                  350,000    344,616
Commercial Mtg. Pass-Through Certificates, Series 2006-C7 5.96% due 10/10/06(2)(5)                   175,000    181,284
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due 12/30/11                      200,000    206,942
CS First Boston Mtg., Series 2000-C1 A2 7.55% due 04/15/62(2)                                        450,000    479,751
First Union-Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due 06/15/31(2)                     268,222    275,751
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(2)                            247,619    251,015
GE Commercial Equipment Financing LLC, Series 2004-A A3 3.36% due 06/22/08*                          336,989    333,657
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(2)                 600,000    578,641
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 A5 5.22% due 04/10/37(2)                 650,000    644,194
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10                                 56,096     56,081
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                                220,000    214,840
Honda Auto Receivables Owners Trust, Series 2005-3 A4 4.03% due 12/20/10                             500,000    490,759
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5 A4 5.34% due 10/15/06(2)(5)     500,000    492,500

                                                                                    PRINCIPAL       VALUE
ASSET-BACKED SECURITIES (CONTINUED)                                                  AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CIBC 14 A4 5.48%
   due 12/12/44(2)                                                                 $  650,000   $    655,608
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(2)                 200,000        208,200
LB-UBS Commercial Mtg. Trust, Series 2005-C5 A2 4.89% due 09/15/30(2)                 650,000        645,095
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(2)                   400,000        391,743
Morgan Stanley Capital I, Series 1998-WF1 A2 6.55% due 03/15/30(2)                     69,110         69,667
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(2)                    124,667        126,543
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(2)                   450,000        470,736
Morgan Stanley Capital I, Series 1999-WF1 A2 6.21% due 11/15/31(2)                    275,840        279,796
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(2)                    493,000        475,612
Morgan Stanley Capital I, Pass-Through, Series 2006-T21 A2 5.09% due 10/12/52(2)      670,000        667,764
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3 A4 6.39% due 07/15/33(2)       650,000        680,467
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(2)      350,000        367,147
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A2 6.09% due 04/15/34(2)          79,734         80,439
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due 04/15/34(2)         200,000        210,816
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09              410,000        401,221
Nissan Auto Receivables Owner Trust, Series 2005-A A4 3.82% due 07/15/10              100,000         98,041
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(2)               200,000        203,356
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08                       50,017         49,886
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11                        314,757        310,686
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                        101,084         99,638
                                                                                                ------------
TOTAL ASSET-BACKED SECURITIES (cost $16,100,885)                                                  16,004,780
                                                                                                ------------
BONDS & NOTES -- 80.8%
------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.8%
AUTOMOTIVE -- 0.4%
BorgWarner, Inc. 8.00% due 10/01/19                                                   150,000        172,683
DaimlerChrysler AG 7.45% due 03/01/27                                                 100,000        106,649
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                   250,000        244,127
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                   250,000        256,367
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                    50,000         59,421
Ford Motor Co. 7.45% due 07/16/31                                                      70,000         54,075
HOUSING & HOUSEHOLD DURABLES -- 0.3%
D.R. Horton, Inc. 5.38% due 06/15/12                                                   10,000          9,550
D.R. Horton, Inc. 5.63% due 09/15/14                                                   35,000         32,998
D.R. Horton, Inc. 6.50% due 04/15/16                                                   70,000         68,686
D.R. Horton, Inc. 6.88% due 05/01/13                                                   25,000         25,537
D.R. Horton, Inc. 8.00% due 02/01/09                                                  180,000        188,361
Pulte Homes, Inc. 7.88% due 08/01/11                                                  290,000        313,077
RETAIL -- 0.1%
Wendy's International, Inc. 7.00% due 12/15/25                                         85,000         79,369
                                                                                                ------------
                                                                                                   1,610,900
                                                                                                ------------
CONSUMER STAPLES -- 0.9%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Altria Group, Inc. 7.00% due 11/04/13                                                 235,000        256,226
Coca Cola Co. 6.70% due 10/15/36                                                      250,000        279,122
ConAgra Foods, Inc. 8.25% due 09/15/30                                                100,000        122,933

                                                                                    PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Kraft Foods, Inc. 4.13% due 11/12/09                                               $  180,000   $    174,410
Kraft Foods, Inc. 5.63% due 11/01/11                                                  200,000        202,069
Kraft Foods, Inc. 6.25% due 06/01/12                                                  190,000        197,612
PepsiAmericas, Inc. 4.88% due 01/15/15                                                250,000        240,067
Philip Morris Cos., Inc. 7.65% due 07/01/08                                            70,000         72,647
Tyson Foods, Inc. 6.60% due 04/01/16                                                  315,000        324,341
                                                                                                ------------
                                                                                                   1,869,427
                                                                                                ------------
ENERGY -- 1.0%
ENERGY SERVICES -- 0.8%
Halliburton Co. 7.60% due 08/15/96                                                    180,000        208,113
Motiva Enterprises LLC 5.20% due 09/15/12*                                            225,000        222,959
Pemex Project Funding Master Trust 5.75% due 12/15/15*                                 75,000         73,275
Pemex Project Funding Master Trust 8.00% due 11/15/11                                 150,000        164,700
Phillips Petroleum Co. 8.75% due 05/25/10                                             160,000        178,680
Smith International, Inc. 6.00% due 06/15/16                                          300,000        306,828
Valero Energy Corp. 7.50% due 04/15/32                                                120,000        139,009
Weatherford International, Ltd. 6.50% due 08/01/36                                    280,000        285,563
ENERGY SOURCES -- 0.2%
Amerada Hess Corp. 7.88% due 10/01/29                                                 140,000        165,442
Anadarko Petroleum Corp. 6.45% due 09/15/36                                           210,000        214,500
Devon Financing Corp., ULC 7.88% due 09/30/31                                          80,000         97,499
                                                                                                ------------
                                                                                                   2,056,568
                                                                                                ------------
FINANCE -- 10.5%
BANKS -- 2.0%
BAC Capital Trust VI 5.63% due 03/08/35                                               230,000        211,898
Bank of America Corp. 5.25% due 12/01/15                                              620,000        610,502
Bank of America Corp. 5.75% due 08/15/16                                              150,000        152,582
Bank of America Corp. 7.40% due 01/15/11                                              260,000        281,392
Bank One Corp. 5.90% due 11/15/11                                                     260,000        266,615
First Union National Bank 7.80% due 08/18/10                                          300,000        326,037
HSBC Bank USA 4.63% due 04/01/14                                                      300,000        285,933
Huntington National Bank 5.50% due 02/15/16                                           350,000        343,353
J.P. Morgan Chase & Co. 5.75% due 01/02/13                                            120,000        122,714
MBNA America Bank NA 5.38% due 01/15/08                                               260,000        260,009
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                               300,000        303,242
RSHB Capital SA 7.18% due 05/16/13                                                    175,000        181,321
Symetra Financial Corp. 6.13% due 04/01/16                                            115,000        115,780
US Bank NA 4.95% due 10/30/14                                                         350,000        340,553
Wachovia Capital Trust III 5.80% due 03/15/11                                         220,000        220,597
Wachovia Corp. 4.88% due 02/15/14                                                     160,000        154,797
Wells Fargo & Co. 5.13% due 02/15/07                                                  170,000        169,823
FINANCIAL SERVICES -- 6.5%
Ameriprise Financial, Inc. 5.65% due 11/15/15                                         150,000        150,890
Amerus Group Co. 5.95% due 08/15/15                                                   130,000        132,667
CIT Group, Inc. 5.50% due 11/30/07                                                    200,000        200,548
CIT Group, Inc. 6.00% due 04/01/36                                                    190,000        185,006
Citigroup, Inc. 5.00% due 09/15/14                                                  1,363,000      1,327,938

                                                                                    PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. 5.13% due 02/14/11                                                 $  150,000   $    149,900
Credit Suisse First Boston USA, Inc. 3.88% due 01/15/09                               180,000        175,162
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                               400,000        390,893
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12                               160,000        168,563
Credit Suisse First Boston USA, Inc. 7.13% due 07/15/32                               200,000        234,364
Deere John Capital Corp. 5.40% due 04/07/10                                           280,000        281,536
Duke Capital LLC 5.67% due 08/15/14                                                   190,000        188,154
ERAC USA Finance Co. 7.35% due 06/15/08*                                               90,000         92,827
Ford Motor Credit Co. 5.70% due 01/15/10                                              160,000        147,815
Frank Russell Co. 5.63% due 01/15/09*                                                 100,000        101,024
General Electric Capital Corp. 3.75% due 12/15/09                                   1,100,000      1,057,261
General Electric Capital Corp. 6.75% due 03/15/32                                     250,000        285,760
General Electric Capital Corp. 8.63% due 06/15/08                                     150,000        158,084
General Motors Acceptance Corp. 6.75% due 12/01/14                                     70,000         68,338
General Motors Acceptance Corp. 6.88% due 09/15/11                                     20,000         19,894
Goldman Sachs Group, Inc. 6.45% due 05/01/36                                          240,000        244,918
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                          310,000        327,109
Goldman Sachs Group, Inc. 6.65% due 05/15/09                                          260,000        269,582
Household Finance Corp. 4.75% due 07/15/13                                            100,000         96,585
Household Finance Corp. 6.38% due 10/15/11                                            420,000        438,998
HSBC Finance Corp. 6.75% due 05/15/11                                                 450,000        476,910
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                            500,000        490,294
J.P. Morgan Chase & Co. 5.15% due 10/01/15                                            100,000         97,542
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                            420,000        444,163
Jefferies Group, Inc. 6.25% due 01/15/36                                              350,000        337,678
John Hancock Global Funding II 5.00% due 07/27/07*                                    200,000        199,103
Merrill Lynch & Co., Inc. 5.45% due 07/15/14                                          400,000        400,581
Merrill Lynch & Co., Inc. 5.77% due 07/25/11                                          150,000        153,007
Merrill Lynch & Co., Inc. 6.22% due 09/15/26*                                         200,000        203,449
Morgan Stanley 4.75% due 04/01/14                                                   1,150,000      1,093,627
Morgan Stanley 6.75% due 04/15/11                                                     100,000        105,724
NiSource Finance Corp. 7.88% due 11/15/10                                             290,000        312,829
Nuveen Investments, Inc. 5.50% due 09/15/15                                           215,000        210,100
Philip Morris Capital Corp. 7.50% due 07/16/09                                         40,000         41,672
Pricoa Global Funding I 3.90% due 12/15/08*                                           200,000        194,261
Principal Life Global Funding I 6.13% due 10/15/33*                                   190,000        197,311
SB Treasury Co. LLC 9.40% due 06/30/08*(4)                                            220,000        233,789
Sun Life Canada US Capital Trust 8.53% due 05/06/07(4)*                               350,000        369,812
Verizon Global Funding Corp. 6.88% due 06/15/12                                       350,000        373,879
Verizon Global Funding Corp. 7.75% due 12/01/30                                       310,000        355,362
Wachovia Bank NA 4.88% due 02/01/15                                                   250,000        240,787
Western Union Co. 5.93% due 10/01/16                                                  370,000        373,045
INSURANCE -- 2.0%
ACE Capital Trust II 9.70% due 04/01/30                                               220,000        293,485
Allstate Life Global Funding Trust 4.25% due 02/26/10                                 235,000        228,345
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                    160,000        156,012
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                  60,000         65,786
Farmers Insurance Exchange 8.63% due 05/01/24*                                        250,000        296,185
Fidelity National Title Group, Inc. 7.30% due 08/15/11                                100,000        105,204
Hartford Life, Inc. 7.10% due 06/15/07                                                320,000        323,682
Jackson National Life Insurance Co. 5.25% due 03/15/07*                                85,000         85,127
Liberty Mutual Group, Inc. 5.75% due 03/15/14*                                        200,000        196,682

                                                                                    PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                     $130,000    $   133,051
Lincoln National Corp. 7.00% due 05/17/66                                             205,000        214,718
Lincoln National Corp. 6.15% due 04/07/36                                             100,000        101,923
Mercury General Corp. 7.25% due 08/15/11                                              175,000        187,600
MetLife, Inc. 6.13% due 12/01/11                                                      200,000        207,501
MMI Capital Trust 7.63% due 12/15/27                                                  100,000        111,644
Navigators Group, Inc. 7.00% due 05/01/16                                              89,000         90,920
Progressive Corp. 6.38% due 01/15/12                                                   25,000         26,191
Protective Life Secured Trust 4.00% due 10/07/09                                      170,000        164,851
Prudential Financial, Inc. 5.90% due 03/17/36                                         260,000        259,269
St. Paul Travelers Cos., Inc. 5.50% due 12/01/15                                       55,000         54,288
Torchmark Corp. 6.25% due 12/15/06                                                    120,000        120,041
Transamerica Capital II 7.65% due 12/01/26*                                           200,000        224,497
Travelers Property Casualty Corp. 6.38% due 03/15/33                                   70,000         71,304
Unitrin, Inc. 5.75% due 07/01/07                                                      200,000        199,979
W.R. Berkley Capital Trust 8.20% due 12/15/45                                         260,000        261,075
W.R. Berkley Corp. 5.60% due 05/15/15                                                  70,000         68,731
XL Capital, Ltd. 5.25% due 09/15/14                                                    65,000         63,277
                                                                                                 -----------
                                                                                                  22,457,257
                                                                                                 -----------
HEALTHCARE -- 0.4%
DRUGS -- 0.2%
AmerisourceBergen Corp. 5.63% due 09/15/12*                                           130,000        127,784
Schering-Plough Corp. 6.50% due 12/01/33                                              175,000        192,815
HEALTH SERVICES -- 0.2%
UnitedHealth Group, Inc. 5.20% due 01/17/07                                           110,000        109,919
UnitedHealth Group, Inc. 5.38% due 03/15/16                                           340,000        336,397
                                                                                                 -----------
                                                                                                     766,915
                                                                                                 -----------
INDUSTRIAL & COMMERCIAL -- 0.4%
BUSINESS SERVICES -- 0.3%
Aramark Services, Inc. 7.00% due 05/01/07                                             200,000        200,754
Cargill, Inc. 6.38% due 06/01/12                                                      255,000        267,764
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                             200,000        199,993
Pactiv Corp. 7.95% due 12/15/25                                                        35,000         38,607
MACHINERY -- 0.1%
Kennametal, Inc. 7.20% due 06/15/12                                                   180,000        190,843
                                                                                                 -----------
                                                                                                     897,961
                                                                                                 -----------
INFORMATION & ENTERTAINMENT -- 2.4%
BROADCASTING & MEDIA -- 1.8%
AOL Time Warner, Inc. 6.75% due 04/15/11                                              150,000        156,882
AOL Time Warner, Inc. 6.88% due 05/01/12                                              110,000        116,313
AOL Time Warner, Inc. 7.63% due 04/15/31                                              230,000        254,074
Belo Corp. 8.00% due 11/01/08                                                         180,000        188,129
Chancellor Media Corp. 8.00% due 11/01/08                                             125,000        130,700
Clear Channel Communications, Inc. 5.00% due 03/15/12                                 340,000        318,933
Clear Channel Communications, Inc. 7.65% due 09/15/10                                  20,000         21,087
Comcast Cable Communications, Inc. 6.75% due 01/30/11                                  90,000         94,552

                                                                                    PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Comcast Cable Communications, Inc. 8.38% due 05/01/07                                $150,000     $  152,543
Comcast Corp. 5.90% due 03/15/16                                                       30,000         30,014
Comcast Corp. 7.05% due 03/15/33                                                      365,000        390,852
Cox Communications, Inc. 6.75% due 03/15/11                                            80,000         83,319
Cox Communications, Inc. 7.13% due 10/01/12                                           270,000        287,746
Cox Enterprises, Inc. 7.88% due 09/15/10*                                             210,000        225,391
Liberty Media Corp. 7.88% due 07/15/09                                                 40,000         41,877
Liberty Media Corp. 8.25% due 02/01/30                                                120,000        119,780
News America Holdings, Inc. 8.45% due 08/01/34                                         20,000         24,177
News America, Inc. 6.63% due 01/09/08                                                 190,000        193,038
Omnicom Group, Inc. 5.90% due 04/15/16                                                200,000        202,905
Univision Communications, Inc. 3.88% due 10/15/08                                      60,000         57,021
Univision Communications, Inc. 7.85% due 07/15/11                                     180,000        178,980
Viacom, Inc. 6.25% due 04/30/16                                                       242,000        239,877
Viacom, Inc. 7.70% due 07/30/10                                                       150,000        161,558
Viacom, Inc. 7.88% due 07/30/30                                                       180,000        196,551
LEISURE & TOURISM -- 0.6%
American Airlines, Inc., Series AMBC Pass-Through 3.86% due 07/09/10                  191,118        181,065
Continental Airlines, Inc., Series 98-3 Pass-Through 6.32% due 11/01/08               250,000        251,801
GTECH Holdings Corp. 4.50% due 12/01/09                                               175,000        175,532
GTECH Holdings Corp. 4.75% due 10/15/10                                                25,000         25,109
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                        10,000          9,848
Harrah's Operating Co., Inc. 6.50% due 06/01/16*                                      110,000        107,832
Marriott International, Inc. 4.63% due 06/15/12                                       180,000        171,121
MGM Mirage, Inc. 8.50% due 09/15/10                                                   210,000        223,388
Park Place Entertainment Corp. 7.50% due 09/01/09                                     200,000        209,053
                                                                                                  ----------
                                                                                                   5,221,048
                                                                                                  ----------
INFORMATION TECHNOLOGY -- 1.8%
COMPUTER SERVICES -- 0.2%
Electronic Data Systems Corp. 6.00% due 08/01/13                                      190,000        192,741
Electronic Data Systems Corp. 7.45% due 10/15/29                                      160,000        175,578
TELECOMMUNICATIONS -- 1.6%
AT&T Broadband Corp. 8.38% due 03/15/13                                               360,000        410,647
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                       170,000        186,166
AT&T Wireless Services, Inc. 8.13% due 05/01/12                                       160,000        180,092
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                       250,000        319,600
BellSouth Corp. 5.20% due 09/15/14                                                    190,000        183,132
BellSouth Corp. 6.55% due 06/15/34                                                    180,000        180,298
Embarq Corp. 7.08% due 06/01/16                                                       270,000        275,427
SBC Communications, Inc. 5.10% due 09/15/14                                           740,000        714,984
SBC Communications, Inc. 5.30% due 11/15/10                                           200,000        199,412
Sprint Capital Corp. 6.38% due 05/01/09                                               100,000        102,413
Sprint Capital Corp. 6.88% due 11/15/28                                                20,000         20,269
Sprint Capital Corp. 7.63% due 01/30/11                                               400,000        430,685
Sprint Capital Corp. 8.75% due 03/15/32                                               120,000        146,340
Telefonica Emisiones SAU 6.42% due 06/20/16                                           100,000        102,883
Telefonica Emisiones SAU 7.05% due 06/20/36                                           100,000        105,532
                                                                                                  ----------
                                                                                                   3,926,199
                                                                                                  ----------

                                                                                    PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
MATERIALS -- 0.6%
CHEMICALS -- 0.2%
Agrium, Inc. 7.70% due 02/01/17                                                      $ 40,000     $   44,478
Agrium, Inc. 7.80% due 02/01/27                                                       185,000        209,263
Cytec Industries, Inc. 4.60% due 07/01/13                                             110,000        101,826
Cytec Industries, Inc. 5.50% due 10/01/10                                              90,000         89,460
FOREST PRODUCTS -- 0.1%
Temple-Inland, Inc. 6.63% due 01/15/18                                                140,000        146,401
Weyerhaeuser Co. 7.38% due 03/15/32                                                   110,000        113,947
METALS & MINERALS -- 0.2%
Commercial Metals Co. 5.63% due 11/15/13                                              125,000        123,284
Inco, Ltd. 7.20% due 09/15/32                                                         220,000        224,687
Inco, Ltd. 7.75% due 05/15/12                                                          60,000         64,825
PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                  165,000        164,762
                                                                                                  ----------
                                                                                                   1,282,933
                                                                                                  ----------
REAL ESTATE -- 2.0%
REAL ESTATE COMPANIES -- 0.8%
AMB Property LP 5.45% due 12/01/10                                                    100,000        100,875
AMB Property LP 7.10% due 06/30/08                                                    150,000        154,174
Colonial Realty LP 6.05% due 09/01/16                                                 165,000        166,558
EOP Operating LP 6.75% due 02/15/12                                                    50,000         52,495
EOP Operating LP 7.00% due 07/15/11                                                   240,000        254,054
ERP Operating LP 5.13% due 03/15/16                                                    95,000         91,771
ERP Operating LP 6.63% due 03/15/12                                                   150,000        158,744
Liberty Property LP 7.75% due 04/15/09                                                 70,000         73,620
Liberty Property LP 8.50% due 08/01/10                                                200,000        219,867
Regency Centers LP 4.95% due 04/15/14                                                 100,000         96,387
Westfield Group 5.40% due 10/01/12                                                    290,000        289,622
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Archstone-Smith Operating Trust 5.25% due 05/01/15                                    250,000        244,737
Avalon Properties, Inc. 6.88% due 12/15/07                                             40,000         40,577
AvalonBay Communities, Inc. 7.50% due 08/01/09                                        200,000        211,793
Brandywine Operating Partnership LP 5.75% due 04/01/12                                160,000        160,971
Camden Property Trust 4.38% due 01/15/10                                              230,000        223,926
Developers Diversified Realty Corp. 3.88% due 01/30/09                                180,000        173,988
Developers Diversified Realty Corp. 5.00% due 05/03/10                                 60,000         59,215
Developers Diversified Realty Corp. 5.38% due 10/15/12                                 20,000         19,796
Health Care Property Investors, Inc. 6.00% due 03/01/15                                60,000         59,658
Health Care Property Investors, Inc. 6.30% due 09/15/16                               300,000        302,006
Kimco Realty Corp. 5.19% due 10/01/13                                                  80,000         78,032
Kimco Realty Corp. 5.58% due 11/23/15                                                 180,000        179,055
Reckson Operating Partnership LP 6.00% due 03/31/16                                   160,000        161,434
Regency Centers LP 5.25% due 08/01/15*                                                105,000        101,866
Simon Property Group LP 4.60% due 06/15/10                                             75,000         73,188
Simon Property Group LP 5.10% due 06/15/15                                            185,000        178,196
Simon Property Group LP 5.38% due 06/01/11                                            180,000        179,547
United Dominion Realty Trust, Inc. 5.25% due 01/15/15                                 190,000        183,407
                                                                                                  ----------
                                                                                                   4,289,559
                                                                                                  ----------

                                                                                    PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 18.8%
U.S. GOVERNMENT AGENCIES -- 18.8%
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                                    $  556,000     $  541,026
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13                                     1,579,000      1,541,246
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09                                        50,000         50,909
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32                                       750,000        868,828
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31                                       100,000        122,104
Federal National Mtg. Assoc. 4.38% due 10/15/06                                     4,000,000      3,998,616
Federal National Mtg. Assoc. 5.38% due 11/15/11                                       500,000        510,721
Federal National Mtg. Assoc. 6.00% due 05/15/11                                       250,000        261,164
Federal National Mtg. Assoc. 6.63% due 11/15/30                                       400,000        480,300
Federal National Mtg. Assoc. 7.25% due 01/15/10                                       200,000        214,060
Government National Mtg. Assoc. 4.50% due 04/15/18                                    285,353        277,008
Government National Mtg. Assoc. 4.50% due 05/15/18                                  1,726,199      1,675,524
Government National Mtg. Assoc. 4.50% due 08/15/18                                     92,636         89,917
Government National Mtg. Assoc. 4.50% due 09/15/18                                    702,958        682,321
Government National Mtg. Assoc. 4.50% due 10/15/18                                  3,223,345      3,128,720
Government National Mtg. Assoc. 4.50% due 09/15/33                                    742,759        703,026
Government National Mtg. Assoc. 5.00% due 06/15/33                                     29,129         28,356
Government National Mtg. Assoc. 5.00% due 08/15/33                                    169,409        164,913
Government National Mtg. Assoc. 5.00% due 09/15/33                                    254,626        247,869
Government National Mtg. Assoc. 5.00% due 10/15/33                                    181,542        176,724
Government National Mtg. Assoc. 5.00% due 11/15/33                                     19,596         19,076
Government National Mtg. Assoc. 5.00% due 06/15/34                                    666,634        648,219
Government National Mtg. Assoc. 5.00% due 05/15/35                                     29,190         28,366
Government National Mtg. Assoc. 5.00% due 09/15/35                                     28,679         27,869
Government National Mtg. Assoc. 5.00% due 11/15/35                                    997,764        969,599
Government National Mtg. Assoc. 5.00% due 02/15/36                                    887,621        862,274
Government National Mtg. Assoc. 5.00% due 03/15/36                                    998,713        970,193
Government National Mtg. Assoc. 5.00% due 05/15/36                                    995,886        967,448
Government National Mtg. Assoc. 5.00% due 06/15/36                                    903,498        877,697
Government National Mtg. Assoc. 5.00% due 08/15/36                                     53,419         51,893
Government National Mtg. Assoc. 5.50% due 02/15/32                                     48,954         48,677
Government National Mtg. Assoc. 5.50% due 03/15/32                                     48,050         47,780
Government National Mtg. Assoc. 5.50% due 12/15/32                                     70,362         69,963
Government National Mtg. Assoc. 5.50% due 01/15/33                                     32,568         32,383
Government National Mtg. Assoc. 5.50% due 02/15/33                                    222,134        220,868
Government National Mtg. Assoc. 5.50% due 03/15/33                                    738,863        734,653
Government National Mtg. Assoc. 5.50% due 04/15/33                                  2,274,378      2,261,423
Government National Mtg. Assoc. 5.50% due 05/15/33                                     54,062         53,754
Government National Mtg. Assoc. 5.50% due 06/15/33                                  3,117,217      3,099,453
Government National Mtg. Assoc. 5.50% due 07/15/33                                  2,184,278      2,171,830
Government National Mtg. Assoc. 5.50% due 08/15/33                                    439,578        437,073
Government National Mtg. Assoc. 5.50% due 09/15/33                                     55,233         54,918
Government National Mtg. Assoc. 5.50% due 11/15/33                                    395,591        393,337
Government National Mtg. Assoc. 5.50% due 12/15/33                                     24,875         24,733
Government National Mtg. Assoc. 5.50% due 01/15/34                                    984,905        979,140
Government National Mtg. Assoc. 5.50% due 02/15/34                                    468,235        465,495
Government National Mtg. Assoc. 6.00% due 04/15/28                                  1,025,764      1,040,745
Government National Mtg. Assoc. 6.00% due 01/15/29                                    171,685        174,125
Government National Mtg. Assoc. 6.00% due 03/15/29                                    271,872        275,737
Government National Mtg. Assoc. 6.00% due 11/15/31                                     85,536         86,709
Government National Mtg. Assoc. 6.00% due 12/15/31                                    210,770        213,659
Government National Mtg. Assoc. 6.00% due 04/15/32                                    194,871        197,568

                                                                                    PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 6.00% due 08/15/32                                 $   43,287   $    43,887
Government National Mtg. Assoc. 6.00% due 09/15/32                                    174,804       177,224
Government National Mtg. Assoc. 6.00% due 10/15/32                                    479,140       485,772
Government National Mtg. Assoc. 6.00% due 11/15/32                                    207,231       210,100
Government National Mtg. Assoc. 6.00% due 01/15/33                                     28,794        29,180
Government National Mtg. Assoc. 6.00% due 02/15/33                                    356,062       360,839
Government National Mtg. Assoc. 6.00% due 03/15/33                                     88,588        89,777
Government National Mtg. Assoc. 6.00% due 09/15/33                                    156,047       158,141
Government National Mtg. Assoc. 6.00% due 01/15/34                                    796,825       807,591
Government National Mtg. Assoc. 6.00% due 03/15/34                                    270,338       273,991
Government National Mtg. Assoc. 6.00% due 05/15/34                                    198,189       200,866
Government National Mtg. Assoc. 6.00% due 07/15/34                                    122,550       124,206
Government National Mtg. Assoc. 6.00% due 08/15/34                                  1,105,807     1,120,746
Government National Mtg. Assoc. 6.00% due 09/15/34                                    200,062       202,765
Government National Mtg. Assoc. 6.00% due 11/15/34                                    538,275       545,547
Government National Mtg. Assoc. 6.00% due 08/15/35                                    649,560       657,530
Government National Mtg. Assoc. 6.50% due 09/15/28                                     26,239        26,991
Government National Mtg. Assoc. 6.50% due 06/15/31                                     27,910        28,677
Government National Mtg. Assoc. 6.50% due 09/15/31                                     74,366        76,408
Government National Mtg. Assoc. 6.50% due 10/15/31                                     31,404        32,267
Government National Mtg. Assoc. 6.50% due 11/15/31                                     14,231        14,621
Government National Mtg. Assoc. 6.50% due 12/15/31                                     35,659        36,638
Government National Mtg. Assoc. 7.50% due 08/15/07                                     10,127        10,165
Government National Mtg. Assoc. 7.50% due 09/15/30                                     28,304        29,460
                                                                                                -----------
                                                                                                 40,013,398
                                                                                                -----------
U.S. GOVERNMENT OBLIGATIONS -- 39.5%
U.S. TREASURIES -- 39.5%
United States Treasury Bonds 4.50% due 02/15/36                                     5,000,000     4,791,015
United States Treasury Bonds 5.38% due 02/15/31                                     2,550,000     2,754,199
United States Treasury Bonds 6.25% due 08/15/23                                     1,915,000     2,223,346
United States Treasury Bonds 7.13% due 02/15/23                                       900,000     1,130,485
United States Treasury Bonds 7.25% due 08/15/22                                        60,000        75,942
United States Treasury Bonds 8.13% due 05/15/21                                        30,000        40,317
United States Treasury Bonds 8.75% due 08/15/20                                       150,000       209,332
United States Treasury Bonds 8.88% due 02/15/19                                       450,000       621,281
United States Treasury Bonds 9.00% due 11/15/18                                       100,000       138,828
United States Treasury Bonds 9.13% due 05/15/18                                        75,000       104,139
United States Treasury Notes 2.63% due 05/15/08                                     3,060,000     2,959,834
United States Treasury Notes 3.00% due 11/15/07                                     1,915,000     1,876,102
United States Treasury Notes 3.25% due 08/15/07(1)                                     35,000        34,491
United States Treasury Notes 3.50% due 11/15/06                                       170,000       169,708
United States Treasury Notes 4.00% due 11/15/12                                     3,435,000     3,327,120
United States Treasury Notes 4.00% due 02/15/14                                     1,000,000       961,523
United States Treasury Notes 4.25% due 08/15/13                                     4,835,000     4,733,011
United States Treasury Notes 4.25% due 08/15/14                                       488,000       476,162
United States Treasury Notes 4.38% due 05/15/07                                     3,160,000     3,148,027
United States Treasury Notes 4.38% due 08/15/12                                     3,700,000     3,661,409
United States Treasury Notes 4.50% due 11/15/15                                    11,000,000    10,893,432
United States Treasury Notes 4.50% due 02/15/16                                     1,000,000       989,961
United States Treasury Notes 4.75% due 11/15/08                                     5,840,000     5,847,983

                                                                                    PRINCIPAL       VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
U.S. TREASURIES (CONTINUED)
United States Treasury Notes 4.75% due 05/15/14                                    $1,596,000   $  1,609,530
United States Treasury Notes 4.88% due 02/15/12                                     1,615,000      1,637,521
United States Treasury Notes 4.88% due 08/15/16                                     5,000,000      5,094,530
United States Treasury Notes 5.00% due 02/15/11                                     5,665,000      5,769,798
United States Treasury Notes 5.13% due 06/30/08                                     3,000,000      3,019,218
United States Treasury Notes 5.13% due 05/15/16                                     1,000,000      1,037,344
United States Treasury Notes 5.50% due 02/15/08                                       300,000        302,848
United States Treasury Notes 5.63% due 05/15/08                                       335,000        339,567
United States Treasury Notes 5.75% due 08/15/10                                     2,850,000      2,966,004
United States Treasury Notes 6.00% due 08/15/09                                     4,675,000      4,845,745
United States Treasury Notes 6.13% due 08/15/07                                       875,000        883,442
United States Treasury Notes 6.50% due 02/15/10                                     5,050,000      5,342,940
United States Treasury Notes 6.63% due 05/15/07                                        80,000         80,778
                                                                                                ------------
                                                                                                  84,096,912
                                                                                                ------------
UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 1.2%
American Electric Power Co., Inc. 5.38% due 03/15/10                                  200,000        200,031
Commonwealth Edison Co. 5.95% due 08/15/16                                            125,000        126,730
Dominion Resources, Inc. 8.13% due 06/15/10                                           240,000        261,215
Entergy Gulf States, Inc. 5.25% due 08/01/15                                          140,000        131,182
Exelon Generation Co. LLC 6.95% due 06/15/11                                          200,000        212,018
Midamerican Energy Holdings Co. 6.13% due 04/01/36                                    430,000        434,645
NSTAR 8.00% due 02/15/10                                                              200,000        216,106
Pepco Holdings, Inc. 5.50% due 08/15/07                                               250,000        249,942
Progress Energy, Inc. 6.85% due 04/15/12                                              160,000        170,969
PSE&G Power LLC 3.75% due 04/01/09                                                     30,000         28,902
PSE&G Power LLC 8.63% due 04/15/31                                                    170,000        220,422
TXU Corp. 4.80% due 11/15/09                                                          130,000        126,708
TXU Energy Co. 7.00% due 03/15/13                                                     110,000        115,488
GAS & PIPELINE UTILITIES -- 0.2%
Energen Corp. 7.63% due 12/15/10                                                      190,000        202,153
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                    325,000        311,404
Northern Natural Gas Co. 6.75% due 09/15/08*                                           50,000         51,259
TELEPHONE -- 0.3%
Telecom Italia Capital 6.20% due 07/18/11                                             590,000        597,006
                                                                                                ------------
                                                                                                   3,656,180
                                                                                                ------------
TOTAL BONDS & NOTES (cost $173,003,855)                                                          172,145,257
                                                                                                ------------
FOREIGN BONDS & NOTES -- 3.5%
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                    235,000        270,838
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                    40,000         48,200
SABMiller PLC 6.20% due 07/01/11*                                                     250,000        256,565
                                                                                                ------------
                                                                                                     575,603
                                                                                                ------------

                                                          PRINCIPAL      VALUE
FOREIGN BONDS & NOTES (CONTINUED)                          AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
FINANCE -- 1.2%
BANKS -- 0.6%
HBOS PLC 6.00% due 11/01/33*                              $ 265,000   $  272,694
HSBC Holdings PLC 6.50% due 05/02/36                        200,000      212,312
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*     250,000      275,434
Royal Bank of Scotland Group PLC 5.05% due 01/08/15         230,000      224,466
Royal Bank of Scotland Group PLC 6.38% due 02/01/11         280,000      292,252
FINANCIAL SERVICES -- 0.3%
Aiful Corp. 4.45% due 02/16/10*                             170,000      162,916
UFJ Finance Aruba AEC 6.75% due 07/15/13                    490,000      524,401
INSURANCE -- 0.3%
AXA SA 8.60% due 12/15/30                                   250,000      319,173
VTB Capital SA 6.25% due 06/30/35*                          190,000      190,950
XL Capital, Ltd. PLC 6.50% due 01/15/12                     130,000      135,601
                                                                      ----------
                                                                       2,610,199
                                                                      ----------
FOREIGN GOVERNMENT BONDS -- 0.3%
FOREIGN GOVERNMENT -- 0.3%
United Mexican States 5.63% due 01/15/17                    150,000      148,200
United Mexican States 6.75% due 09/27/34                    240,000      254,760
United Mexican States 7.50% due 01/14/12                    145,000      159,137
United Mexican States 7.50% due 04/08/33                    150,000      173,025
                                                                      ----------
                                                                         735,122
                                                                      ----------
INDUSTRIAL & COMMERCIAL -- 0.2%
BUSINESS SERVICES -- 0.1%
Conproca SA de CV 12.00% due 06/16/10                       140,000      160,650
MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.38% due 10/15/11               70,000       73,381
Tyco International Group SA 6.75% due 02/15/11              150,000      158,422
                                                                      ----------
                                                                         392,453
                                                                      ----------
INFORMATION TECHNOLOGY -- 0.7%
TELECOMMUNICATIONS -- 0.7%
British Telecommunications PLC 8.13% due 12/15/10           120,000      134,477
British Telecommunications PLC 8.63% due 12/15/30           120,000      160,089
France Telecom SA 7.75% due 03/01/11                        180,000      197,204
France Telecom SA 8.50% due 03/01/31                        310,000      404,470
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*      150,000      156,913
Telefonica Europe BV 7.75% due 09/15/10                     180,000      194,326
Telefonica Europe BV 8.25% due 09/15/30                      75,000       89,314
                                                                      ----------
                                                                       1,336,793
                                                                      ----------
MATERIALS -- 0.3%
CHEMICALS -- 0.2%
Methanex Corp. 6.00% due 08/15/15                           220,000      210,616
Yara International ASA 5.25% due 12/15/14*                  155,000      148,774
METALS & MINERALS -- 0.1%
Codelco, Inc. 6.38% due 11/30/12*                           200,000      208,602
Potash Corp. of Saskatchewan, Inc. 7.13% due 06/15/07       125,000      126,469
                                                                      ----------
                                                                         694,461
                                                                      ----------

                                                                           PRINCIPAL        VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                           AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------
UTILITIES -- 0.5%
ELECTRIC UTILITIES -- 0.1%
Pacificorp Australia LLC 6.15% due 01/15/08*                             $    170,000   $    171,616
United Energy Distribution Holdings Property, Ltd. 4.70% due 04/15/11*         85,000         83,145
TELEPHONE -- 0.4%
Deutsche Telekom International Finance BV 8.00% due 06/15/10(6)               220,000        239,996
Deutsche Telekom International Finance BV 8.25% due 06/15/30(6)               410,000        500,893
                                                                                        ------------
                                                                                             995,650
                                                                                        ------------
TOTAL FOREIGN BONDS & NOTES (cost $7,302,656)                                              7,340,281
                                                                                        ------------
EXCHANGE TRADED FUNDS -- 1.0%
----------------------------------------------------------------------------------------------------
FINANCE -- 1.0%
FINANCIAL SERVICES -- 1.0%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $2,136,736)                  25,900      2,151,772
                                                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $198,544,132)                                197,642,090
                                                                                        ------------
REPURCHASE AGREEMENTS -- 6.2%
----------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $464,141 and collateralized by  $360,000 of
   United States Treasury Bonds., bearing interest at 8.13%, due
   08/15/19  and having an approximate value of $479,250                      464,000        464,000
UBS Securities LLC Joint Repurchase Agreement(3)                            2,275,000      2,275,000
UBS Securities LLC Joint Repurchase Agreement(3)                           10,582,000     10,582,000
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS (cost $13,321,000)                                            13,321,000
                                                                                        ------------
TOTAL INVESTMENTS --
  (cost $211,865,132)@                           99.0%                                   210,963,090
Other assets less liabilities --                  1.0                                      2,061,995
                                                -----                                   ------------
NET ASSETS --                                   100.0%                                  $213,025,085
                                                =====                                   ============

----------
+    Non-income producing security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $6,708,786 representing 3.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@    See Note 3 for cost of investments on a tax basis.

(1) This security was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Collateralized Mortgage Obligation

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  Perpetual maturity date. The maturity date shown represents the call date.

(5) Variable rate security--the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(6) Floating security where the coupon rate fluctuates. The rate steps up or down at each rate downgrade or upgrade. The rate reflected is as of September 30, 2006.





OPEN FUTURES CONTRACTS

                                                                    VALUE AS OF      UNREALIZED
NUMBER OF                               EXPIRATION     VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                    DATE       TRADE DATE       2006        (DEPRECIATION)
-------------------------------------------------------------------------------------------------
7 Long      U.S. Treasury 2 YR Note   December 2006   $1,431,628     $1,431,500        $ (128)
14 Long     U.S. Treasury 5 YR Note   December 2006    1,475,210      1,477,219         2,009
                                                                                       ------
                                                                                       $1,881
                                                                                       ======

See Notes to Financial Statements

SEASONS SERIES TRUST
STRATEGIC FIXED INCOME
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
U.S. Government Agencies                                                   31.7%
Foreign Government Bonds                                                   26.3
Financial Services                                                         13.7
Time Deposits                                                               7.1
Leisure & Tourism                                                           3.8
Energy Services                                                             3.8
Broadcasting & Media                                                        3.0
Electric Utilities                                                          2.3
Telecommunications                                                          1.9
Business Services                                                           1.8
Forest Products                                                             1.6
Energy Sources                                                              1.0
Metals & Minerals                                                           1.0
Automotive                                                                  0.9
Retail                                                                      0.8
Electronics                                                                 0.7
Chemicals                                                                   0.7
Food, Beverage & Tobacco                                                    0.6
Gas & Pipeline Utilities                                                    0.5
Real Estate Investment Trusts                                               0.5
Drugs                                                                       0.4
Health Services                                                             0.4
Entertainment Products                                                      0.3
Transportation                                                              0.3
Banks                                                                       0.3
Insurance                                                                   0.3
U.S. Government Treasuries                                                  0.3
Computer Software                                                           0.2
Machinery                                                                   0.1
Computer Services                                                           0.1
Household & Personal Products                                               0.1
Medical Products                                                            0.1
Muti-Industry                                                               0.1
Real Estate Companies                                                       0.1
Telephone                                                                   0.1
Apparel & Textiles                                                          0.1
                                                                          -----
                                                                          107.0%
                                                                          =====
CREDIT QUALITY+#
Government - Agency                                                        31.7%
Government - Treasury                                                       0.3
AAA                                                                         9.7
AA                                                                          0.1
A                                                                           0.2
BBB                                                                        12.3
BB                                                                         21.7
B                                                                          13.7
CCC                                                                         6.3
Below C                                                                     1.3
Not Rated@                                                                  2.7
                                                                          -----
                                                                          100.0%
                                                                          =====

*    Calculated as a percentage of net assets.

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+    Source: Standard and Poors

# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
STRATEGIC FIXED INCOME
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                                                    PRINCIPAL      VALUE
ASSET-BACKED SECURITIES -- 9.6%                                                                     AMOUNT(5)    (NOTE 2)
--------------------------------------------------------------------------------------------------------------------------
FINANCE -- 9.6%
FINANCIAL SERVICES -- 9.6%
ACE Securitiess Corp., Series 2005-HE5 A2A 5.45% due 08/25/35 (1)                                  $  465,896   $  465,957
Asset Backed Securities Corp. Home Equity, Series 2004-HE7 A2 5.71% due 10/25/34(1)                   575,012      576,844
Bear Stearns Asset Backed Securities, Inc., Series 2001-2 2A 5.65% due 10/25/34(1)                    581,166      581,643
Bear Stearns Asset Backed Securities, Inc., Series 2005-HE2 5.57% due 12/25/35(1)                     268,256      268,389
Citifinancial Mtg. Securities, Inc., Series 2003-4 AF6 4.49% due 10/25/33                             250,000      242,406
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40% due 07/15/44(7)                200,000      199,324
Countrywide Asset-Backed Certificates, Series 2004-10 2AV2 5.68% due 05/25/33(1)                      269,980      270,087
First Franklin Mtg. Loan Asset Backed Certificates, Series 2005-FF10 A2 5.43% due 11/25/35(1)         234,379      234,410
Fremont Home Loan Trust, Series 2004-4 2A2 5.61% due 03/25/35(1)                                      166,337      166,525
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 5.32% due 06/10/36(7)                  300,000      300,171
GE Capital Commercial Mtg. Corp., Series 2003-C1 A4 4.82% due 01/10/38(7)                             126,268      123,356
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9 A4 5.38% due 06/12/41(7)(13)      377,963      382,740
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2 A2 5.12% due 07/15/41(7)           55,768       54,927
Long Beach Mtg. Loan Trust, Series 2004-2 A4 5.83% due 06/25/34(1)                                    228,703      228,704
MASTR Asset Backed Securities Trust, Series 2006-AB1 A1 5.47% due 02/25/36(1)                         285,396      285,482
Morgan Stanley Capital I, Series 2004-IQ7 A4 5.43% due 06/12/41(7)(13)                                150,000      151,267
Novastar Home Equity Loan, Series 2005-3 A2A 5.48% due 10/25/35(13)                                   302,947      303,013
Novastar Home Equity Loan, Series 2005-3 A2A 5.46% due 01/25/36(1)                                    292,679      292,703
Ownit Mtg. Loan Asset-Backed Certificiates, Series 2006-6 A2B 5.43% due 09/25/37                      575,000      574,910
Popular ABS, Inc. 5.58% due 09/25/34(1)                                                               196,762      196,870
Residential Asset Securities Corp., Series 2004-KS6 AI3 4.16% due 07/25/35(1)                         115,462      113,880
Structured Asset Investment Loan Trust, Series 2005-7 A3 5.44% due 08/25/35(1)                        319,613      319,652
Structured Asset Investment Loan Trust, Series 2005-HE2 A1 5.45% due 07/25/35(1)                      360,029      360,030
                                                                                                                ----------
TOTAL ASSET-BACKED SECURITIES (cost $6,731,052)                                                                  6,693,290
                                                                                                                ----------
BONDS & NOTES -- 59.0%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.7%
APPAREL & TEXTILES -- 0.1%
Collins & Aikman Floor Ccover 9.75% due 02/15/10                                                       46,000       45,770

                                                        PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                               AMOUNT(5)    (NOTE 2)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE -- 0.8%
Avis Budget Car Rental LLC 7.63% due 05/15/14*           $ 25,000   $   24,250
Avis Budget Car Rental LLC 7.91% due 05/15/14*(1)          25,000       24,500
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14         8,000        5,880
General Motors Corp. 7.13% due 07/15/13                   350,000      307,563
General Motors Corp. 8.25% due 07/15/23                   125,000      108,281
United Rentals North America, Inc. 7.75% due 11/15/13     100,000       98,500
RETAIL -- 0.8%
American Achievement Corp. 8.25% due 04/01/12              14,000       14,140
Ferrellgas LLC 6.75% due 05/01/14                          75,000       73,312
General Nutrition Center, Inc. 8.50% due 12/01/10         175,000      169,750
Jostens Holding Corp. 10.25% due 12/01/13(3)               44,000       36,300
Neiman-Marcus Group, Inc. 9.00% due 10/15/15               50,000       53,125
Prestige Brands, Inc. 9.25% due 04/15/12                   25,000       25,125
Rite Aid Corp. 8.13% due 05/01/10                          50,000       50,125
Saks, Inc. 9.88% due 10/01/11                              75,000       81,844
Visant Holding Corp. 8.75% due 12/01/13*                   25,000       25,156
                                                                    ----------
                                                                     1,143,621
                                                                    ----------
CONSUMER STAPLES -- 0.4%
FOOD, BEVERAGE & TOBACCO -- 0.4%
Cott Beverages, Inc. 8.00% due 12/15/11                    50,000       51,000
Le-Natures, Inc. 10.00% due 06/15/13*                     100,000      103,000
Smithfield Foods, Inc. 7.75% due 05/15/13                  75,000       77,250
Wornick Co. 10.88% due 07/15/11                            75,000       74,625
HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
ACCO Brands Corp. 7.63% due 08/15/15                       25,000       24,188
                                                                    ----------
                                                                       330,063
                                                                    ----------
ENERGY -- 3.7%
ENERGY SERVICES -- 2.7%
Allis-Chalmers Energy, Inc. 9.00% due 01/15/14*            55,000       55,137
Belden & Blake Corp. 8.75% due 07/15/12                    25,000       25,688
Brigham Exploration Co. 9.63% due 05/01/14*                75,000       73,125
Chaparral Energy, Inc. 8.50% due 12/01/15                 100,000       99,250
Chesapeake Energy Corp. 6.25% due 01/15/18                150,000      139,125
Chesapeake Energy Corp. 6.63% due 01/15/16                125,000      120,625
Chesapeake Energy Corp. 6.88% due 11/15/20                 25,000       23,625
Compton Petroleum Finance Corp. 7.63% due 12/01/13(3)      50,000       48,250
Copano Energy LLC 8.13% due 03/01/16                       25,000       25,313
Dresser Rand Group, Inc. 7.38% due 11/01/14                50,000       49,125
Dynegy-Roseton Danskammer 7.67% due 11/08/16               50,000       51,000
Exco Resources, Inc. 7.25% due 01/15/11                    15,000       14,663
Hanover Compressor Co. 8.63% due 12/15/10                 125,000      130,000
Hilcorp Energy I LP 7.75% due 11/01/15*                   125,000      120,937
Hilcorp Energy I LP 10.50% due 09/01/10*                   27,000       29,059
Markwest Energy Partners LP 6.88% due 11/01/14             25,000       23,500
Pacific Energy Partners LP 6.25% due 09/15/15              49,000       48,265
Pacific Energy Partners LP 7.13% due 06/15/14              26,000       26,520

                                                                               PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                      AMOUNT(5)    (NOTE 2)
-----------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Paramount Resources, Ltd. 8.50% due 01/31/13                                    $100,000   $  100,250
Pemex Project Funding Master Trust 6.63% due 06/15/35*                           430,000      422,475
Seitel, Inc. 11.75% due 07/15/11                                                 100,000      118,750
Southern Energy, Inc. 7.90% due 07/15/09+*(8)(10)(15)                            175,000            0
Tennessee Gas Pipeline Co. 7.00% due 10/15/28                                    100,000       99,596
Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12                           50,000       55,312
ENERGY SOURCES -- 1.0%
Atlas Pipeline Partners LP 8.13% due 12/15/15                                     50,000       50,875
El Paso Production Holding Co. 7.75% due 06/01/13                                350,000      357,875
Encore Acquisition Co. 6.00% due 07/15/15                                         50,000       45,750
Newfield Exploration Co. 6.63% due 09/01/14                                       50,000       48,937
NRG Energy, Inc. 7.38% due 02/01/16                                              125,000      124,219
Quicksilver Resources, Inc. 7.13% due 04/01/16                                    25,000       23,688
VeraSun Energy Corp. 9.88% due 12/15/12                                           50,000       52,250
                                                                                           ----------
                                                                                            2,603,184
                                                                                           ----------
FINANCE -- 3.6%
FINANCIAL SERVICES -- 3.6%
AAC Group Holding Corp. 10.25% due 07/01/08(3)                                    25,000       20,750
Bluewater Finance, Ltd. 10.25% due 02/15/12                                       50,000       50,625
Chukchansi Economic Development Authority 8.78% due 11/15/12*(1)                  25,000       25,750
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12      96,000      101,280
Ford Motor Credit Co. 5.80% due 01/12/09                                         145,000      138,043
Ford Motor Credit Co. 7.38% due 10/28/09                                         325,000      315,836
Ford Motor Credit Co. 9.96% due 04/15/12(1)                                      115,000      120,336
FTI Consulting, Inc. 7.63% due 06/15/13                                           25,000       25,250
General Motors Acceptance Corp. 6.75% due 12/01/14                               150,000      146,438
General Motors Acceptance Corp. 6.88% due 09/15/11                               455,000      452,589
General Motors Acceptance Corp. 6.88% due 08/28/12                               210,000      207,859
General Motors Acceptance Corp. 7.25% due 03/02/11                                70,000       70,400
General Motors Acceptance Corp. 7.60% due 12/01/14(1)                             75,000       75,188
General Motors Acceptance Corp. 7.75% due 01/19/10                               145,000      148,573
Hexion United States Finance Corp. 9.00% due 07/15/14                             75,000       76,500
MedCath Holdings Corp. 9.88% due 07/15/12                                        125,000      133,125
MMG Fiduciary & Trust Corp. 6.75% due 02/01/16*                                  270,000      266,613
MXEnergy Holdings, Inc. 13.02% due 08/01/11*(1)                                   80,000       78,000
Solectron Global Finance, Ltd. 8.00% due 03/15/16                                 25,000       24,750
Southern Star Central Corp. 6.75% due 03/01/16                                    25,000       24,562
INSURANCE -- 0.0%
Presidental Life Corp. 7.88% due 02/15/09                                         15,000       14,400
                                                                                           ----------
                                                                                            2,516,867
                                                                                           ----------
HEALTHCARE -- 0.6%
DRUGS -- 0.1%
Mylan Laboratories, Inc. 5.75% due 08/15/10                                       25,000       24,719
Mylan Laboratories, Inc. 6.38% due 08/15/15                                       50,000       48,437
HEALTH SERVICES -- 0.4%
Community Health Systems, Inc. 6.50% due 12/15/12                                 71,000       67,894
Genesis HealthCare Corp. 8.00% due 10/15/13                                       50,000       51,875

                                                                PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                       AMOUNT(5)    (NOTE 2)
--------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Multiplan, Inc. 10.38% due 04/15/16*                             $ 50,000   $   50,250
Universal Hospital Services, Inc. 10.13% due 11/01/11             100,000      105,000
MEDICAL PRODUCTS -- 0.1%
Bio-Rad Laboratories, Inc. 6.13% due 12/15/14                       5,000        4,725
CDRV Investors, Inc. 9.63% due 01/01/15(3)                         25,000       18,500
Fisher Scientific International, Inc. 6.75% due 08/15/14           50,000       50,875
                                                                            ----------
                                                                               422,275
                                                                            ----------
INDUSTRIAL & COMMERCIAL -- 2.1%
BUSINESS SERVICES -- 1.7%
Affinity Group, Inc. 9.00% due 02/15/12                            75,000       75,000
Allied Waste North America, Inc., Series B 8.50% due 12/01/08     175,000      183,312
Carriage Services, Inc. 7.88% due 01/15/15                         50,000       48,625
Corrections Corp. of America 6.25% due 03/15/13                    25,000       24,500
Di Finance/DynCorp. International 9.50% due 02/15/13               96,000       99,360
Mobile Mini, Inc. 9.50% due 07/01/13                               33,000       35,310
Mobile Services Group, Inc. 9.75% due 08/01/14*                    25,000       25,625
Monitronics International, Inc. 11.75% due 09/01/10                75,000       72,563
Rent-Way, Inc. 11.88% due 06/15/10                                 50,000       58,000
Service Corp International 6.50% due 03/15/08                      50,000       50,000
Service Corp. International 6.75% due 04/01/16                    100,000       95,875
Service Corp. International 7.00% due 06/15/17*                    75,000       71,812
Stewart Enterprises, Inc. 6.25% due 02/15/13                       50,000       46,250
Windstream Corp. 8.63% due 08/01/16*                              175,000      187,250
Xerox Corp. 6.75% due 02/01/17                                     50,000       50,750
Xerox Corp. 7.63% due 06/15/13                                     50,000       52,500
MACHINERY -- 0.1%
Case New Holland, Inc. 6.00% due 06/01/09                          50,000       49,313
Stewart & Stevenson LLC 10.00% due 07/15/14*                       50,000       50,625
MULTI-INDUSTRY -- 0.1%
Covalence Specialty Materials Corp. 10.25% due 03/01/16*           25,000       24,250
Indalex Holding Corp. 11.50% due 02/01/14*                         50,000       53,000
TRANSPORTATION -- 0.2%
H&E Equipment Services, Inc. 8.38% due 07/15/16*                   75,000       76,875
PHI, Inc. 7.13% due 04/15/13*                                      50,000       47,375
                                                                            ----------
                                                                             1,478,170
                                                                            ----------
INFORMATION & ENTERTAINMENT -- 6.5%
BROADCASTING & MEDIA -- 2.5%
Adelphia Communications Corp. 10.25% due 06/15/11+(4)(6)           75,000       48,563
Allbritton Communications Co. 7.75% due 12/15/12                   75,000       75,562
Cablevision Systems Corp. 8.00% due 04/15/12                       20,000       20,250
CCH II LLC/CCH II Capital Corp. 10.25% due 10/01/13*               87,875       89,413
CCH I LLC/CCH I Capital Corp. 11.00% due 10/01/15*                477,487      430,932
Charter Communications Holdings II LLC 10.25% due 09/15/10        200,000      203,000
CSC Holdings, Inc., Series B 8.13% due 08/15/09                    50,000       51,813
CSC Holdings, Inc., Series B 7.63% due 04/01/11                    40,000       41,050

                                                                          PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                 AMOUNT(5)    (NOTE 2)
------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Fisher Communications, Inc. 8.63% due 09/15/14                             $125,000   $  129,687
Insight Communications Cos., Inc. 12.25% due 02/15/11(3)                     65,000       68,900
Lin Television Corp. 6.50% due 05/15/13                                      90,000       83,925
Medianews Group, Inc. 6.38% due 04/01/14                                      5,000        4,413
Medianews Group, Inc. 6.88% due 10/01/13                                     30,000       27,750
Nexstar Finance Holdings LLC 11.38% due 04/01/13(3)                          25,000       20,875
Nexstar Finance, Inc. 7.00% due 01/15/14                                     75,000       68,250
Paxson Communications Corp. 11.76% due 01/15/13*(1)                         175,000      176,312
Vertis, Inc. 10.88% due 06/15/09                                             75,000       75,375
Young Broadcasting, Inc. 8.75% due 01/15/14                                 100,000       85,000
ENTERTAINMENT PRODUCTS -- 0.3%
Cinemark, Inc. 9.75% due 03/15/14(3)                                        175,000      139,562
Dave & Busters, Inc. 11.25% due 03/15/14                                     50,000       47,500
LEISURE & TOURISM -- 3.7%
AMC Entertainment, Inc. 8.00% due 03/01/14                                   50,000       47,000
AMC Entertainment, Inc. 9.88% due 02/01/12                                   75,000       77,062
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 11/23/12        375,000      368,906
Atlas Air, Inc., Series 2000-1 Class B Pass Through 9.06% due 07/02/17       78,870       87,546
Atlas Air, Inc., Series 2000-1 Class A Pass Through 8.71% due 01/02/19      172,848      178,898
Atlas Air, Inc., Series 1991-1 Class A Pass Through 7.20% due 01/02/19      346,868      344,267
Circus & Eldorado Joint Venture 10.13% due 03/01/12                         150,000      157,687
Continental Airlines, Inc. Series 991A Pass Through 6.55% due 08/02/20      119,959      122,033
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11      15,362       13,480
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 05/18/12          100,000      100,125
Delta Air Lines, Inc., Series A-1 9.50% due 11/18/08*                        25,000       27,625
Eldorado Casino, Corp., (Shreveport) 10.00% due 08/01/12*(9)(10)            156,000      147,420
Gaylord Entertainment Co. 6.75% due 11/15/14                                 75,000       71,719
Greektown Holdings LLC 10.75% due 12/01/13*                                 250,000      263,750
K2, Inc. 7.38% due 07/01/14                                                  25,000       24,344
MGM Mirage, Inc. 5.88% due 02/27/14                                         275,000      254,719
Northwest Airlines, Inc. Pass Through 7.04% due 04/01/22                     37,416       37,182
NPC International, Inc. 9.50% due 05/01/14*                                  50,000       49,250
Restaurant Co. 10.00% due 10/01/13                                           25,000       23,094
Station Casinos, Inc. 6.63% due 03/15/18                                     25,000       22,563
Travelport, Inc. 9.88% due 09/01/14*                                         25,000       24,125
Travelport, Inc. 10.03% due 09/01/14*(1)                                     25,000       24,000
Travelport, Inc. 11.88% due 09/01/16*                                        50,000       48,000
True Temper Sports, Inc. 8.38% due 09/15/11                                  50,000       44,750
Turning Stone Resort Casino 9.13% due 09/15/14*                              25,000       25,250
United Airlines, Inc. Pass Through 6.20% due 03/01/10                        16,480       16,480
                                                                                      ----------
                                                                                       4,489,407
                                                                                      ----------
INFORMATION TECHNOLOGY -- 2.8%
COMPUTER SERVICES -- 0.1%
Sunguard Data Systems, Inc. 9.13% due 08/15/13                               50,000       51,750
COMPUTER SOFTWARE -- 0.2%
Activant Solutions, Inc. 9.50% due 05/01/16*(1)                              25,000       23,125
Seagate Technology HDD Holdings 6.80% due 10/01/16                           40,000       39,800
SS&C Technologies, Inc. 11.75% due 12/01/13                                 100,000      105,250

                                                                           PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                  AMOUNT(5)    (NOTE 2)
-------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 0.6%
Advanced Micro Devices, Inc. 7.75% due 11/01/12                             $ 81,000   $   82,215
Amkor Technology, Inc. 9.25% due 06/01/16                                     75,000       70,313
Avago Technologies Finance, Ltd. 10.13% due 12/01/13*                         75,000       79,500
L-3 Communications Corp. 6.13% due 07/15/13                                  100,000       97,250
L-3 Communications Corp. 6.38% due 10/15/15                                  100,000       97,250
TELECOMMUNICATIONS -- 1.9%
American Cellular Corp., Series B 10.00% due 08/01/11                        175,000      183,312
Centennial Communications Corp. 10.00% due 01/01/13                            8,000        8,100
Centennial Communications Corp. 10.13% due 06/15/13                           25,000       26,563
Centennial Communications Corp. 10.25% due 01/01/13                           50,000       51,625
Cincinnati Bell, Inc. 7.00% due 02/15/15                                      75,000       73,500
ICO North America, Inc. 7.50% due 08/15/09 (Convertible)*(8)(10)(13)(15)      25,000       30,500
Insight Midwest LP 9.75% due 10/01/09                                         25,000       25,438
Intelsat Bermuda, Ltd. 9.25% due 02/01/15(3)                                 115,000       83,375
Intelsat Bermuda, Ltd. 9.25% due 06/15/16*                                   100,000      105,125
Intelsat Bermuda, Ltd. 11.25% due 06/15/16*                                   50,000       53,125
LCI International, Inc. 7.25% due 06/15/07                                   425,000      426,062
Qwest Corp. 7.50% due 10/01/14*                                               60,000       61,950
Rogers Wireless, Inc. 7.25% due 12/15/12                                      25,000       26,156
Rural Cellular Corp. 8.25% due 03/15/12                                       50,000       51,500
Rural Cellular Corp. 9.75% due 01/15/10                                      100,000      100,625
Rural Cellular Corp. 11.12% due 11/01/12(1)                                   25,000       25,781
                                                                                       ----------
                                                                                        1,979,190
                                                                                       ----------
MATERIALS -- 2.5%
CHEMICALS -- 0.4%
BCI US Finance Corp. 11.01% due 07/15/10*(1)                                  25,000       25,500
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11            100,000      107,250
Lyondell Chemical Co. 8.00% due 09/15/14                                      25,000       25,313
Nalco Co. 7.75% due 11/15/11                                                  25,000       25,500
Nalco Co. 8.88% due 11/15/13                                                  45,000       46,912
Rockwood Specialties Group, Inc. 7.50% due 11/15/14                           50,000       49,250
Tronox Worldwide LLC 9.50% due 12/01/12                                       25,000       25,656
FOREST PRODUCTS -- 1.2%
Associated Materials, Inc. 9.75% due 04/15/12                                175,000      174,563
Associated Materials, Inc. 11.25% due 03/01/14(3)                             25,000       13,750
Bowater, Inc. 6.50% due 06/15/13                                             225,000      199,688
Caraustar Indudtries, Inc. 7.38% due 06/01/09                                 50,000       47,000
Dayton Superior Corp. 10.75% due 09/15/08                                     80,000       82,400
Dayton Superior Corp. 13.00% due 06/15/09                                     70,000       65,800
Interline Brands, Inc. 8.13% due 06/15/14                                     50,000       50,625
Pliant Corp. 11.13% due 09/01/09                                             211,000      206,252
METALS & MINERALS -- 0.9%
Chaparral Steel Co. 10.00% due 07/15/13                                       50,000       55,750
Crown Cork & Seal Co., Inc. 7.38% due 12/15/26                                50,000       45,500
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                               100,000       95,500
CSN Island VIII Corp. 9.75% due 12/16/13*                                     50,000       57,125
CSN Islands IX Corp. 10.00% due 01/15/15*                                     75,000       87,000
Metals USA, Inc. 11.13% due 12/01/15                                          25,000       27,375
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13                       25,000       25,625

                                                                                      PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                             AMOUNT(5)    (NOTE 2)
------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09                              $   44,000   $   45,210
Vale Overseas, Ltd. 8.25% due 01/17/34                                                  158,000      179,330
                                                                                                  ----------
                                                                                                   1,763,874
                                                                                                  ----------
REAL ESTATE -- 0.6%
REAL ESTATE COMPANIES -- 0.1%
Trustreet Properties, Inc. 7.50% due 04/01/15                                            50,000       49,625
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
Omega Healthcare Investors, Inc. 7.00% due 04/01/14                                      25,000       24,750
Senior Housing Properties Trust 8.63% due 01/15/12                                      300,000      322,125
                                                                                                  ----------
                                                                                                     396,500
                                                                                                  ----------
U.S. GOVERNMENT AGENCIES -- 31.7%
U.S. GOVERNMENT AGENCIES -- 31.7%
Federal Home Loan Mtg. Corp. 3.27% due 05/01/34                                         260,044      257,005
Federal Home Loan Mtg. Corp. 3.85% due 07/01/34                                          73,400       73,231
Federal Home Loan Mtg. Corp. 4.00% due 09/01/34                                          75,450       74,264
Federal Home Loan Mtg. Corp. 4.24% due 01/01/34                                         394,008      396,274
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19                                         385,401      371,833
Federal Home Loan Mtg. Corp. 5.00% due 06/01/19                                          78,754       77,471
Federal Home Loan Mtg. Corp. 5.00% due 09/01/19                                         198,196      194,965
Federal Home Loan Mtg. Corp. 5.00% due 07/01/35                                         321,797      309,662
Federal Home Loan Mtg. Corp. 5.00% due October TBA                                    1,000,000      961,562
Federal Home Loan Mtg. Corp. 5.50% due October TBA                                      500,000      492,969
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                         249,681      246,353
Federal Home Loan Mtg. Corp. 5.50% due 09/01/35                                         537,339      530,178
Federal Home Loan Mtg. Corp. 6.00% due 01/01/34                                         325,731      327,931
Federal Home Loan Mtg. Corp. 6.00% due 08/01/35                                         484,088      486,748
Federal National Mtg. Assoc. 3.40% due 03/01/34                                         113,648      113,588
Federal National Mtg. Assoc. 3.55% due 04/01/34                                         374,764      374,611
Federal National Mtg. Assoc. 3.96% due 03/01/34                                         159,938      161,175
Federal National Mtg. Assoc. 4.26% due 01/01/35                                          45,733       45,909
Federal National Mtg. Assoc. 4.36% due 02/01/34                                          62,240       61,374
Federal National Mtg. Assoc. 4.50% due 06/01/19                                         841,330      812,881
Federal National Mtg. Assoc. 4.61% due 12/01/34                                         136,174      134,161
Federal National Mtg. Assoc. 4.72% due 10/01/32                                         130,643      130,402
Federal National Mtg. Assoc. 4.84% due 11/01/34                                         122,257      123,902
Federal National Mtg. Assoc. 5.00% due 01/01/20                                          84,701       83,346
Federal National Mtg. Assoc. 5.00% due 04/01/20                                          42,128       41,408
Federal National Mtg. Assoc. 5.00% due 08/01/20                                         787,130      773,682
Federal National Mtg. Assoc. 5.00% due 06/01/34                                         793,171      763,728
Federal National Mtg. Assoc. 5.00% due 08/01/35                                         304,210      292,503
Federal National Mtg. Assoc. 5.00% due 09/01/35                                       1,135,169    1,091,485
Federal National Mtg. Assoc. 5.00% due October TBA                                    1,175,000    1,129,102
Federal National Mtg. Assoc. 5.50% due 09/01/19                                          71,907       72,032
Federal National Mtg. Assoc. 5.50% due 02/01/35                                         741,266      730,658
Federal National Mtg. Assoc. 5.50% due 03/01/35                                         489,536      482,531
Federal National Mtg. Assoc. 5.50% due 06/01/35                                         160,612      158,313
Federal National Mtg. Assoc. 5.50% due 07/01/35                                         323,318      318,691
Federal National Mtg. Assoc. 5.50% due 08/01/35                                         474,793      468,667

                                                                                     PRINCIPAL      VALUE
BONDS & NOTES (CONTINUED)                                                            AMOUNT(5)     (NOTE 2)
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.50% due 09/01/35                                     $  267,579   $   263,750
Federal National Mtg. Assoc. 5.50% due 11/01/35                                      1,223,374     1,205,866
Federal National Mtg. Assoc. 5.50% due 02/01/36                                        493,238       485,956
Federal National Mtg. Assoc. 5.50% due 03/01/36                                        296,991       292,740
Federal National Mtg. Assoc. 5.50% due October TBA                                   1,700,000     1,674,500
Federal National Mtg. Assoc. 6.00% due 09/01/32                                        101,495       102,537
Federal National Mtg. Assoc. 6.00% due 10/01/34                                        409,241       411,756
Federal National Mtg. Assoc. 6.00% due 08/01/35                                        518,779       522,085
Federal National Mtg. Assoc. 6.00% due 11/01/35                                        187,057       187,967
Federal National Mtg. Assoc. 6.00% due 01/01/36                                        475,169       477,482
Federal National Mtg. Assoc. 6.00% due 03/01/36                                        321,206       322,687
Federal National Mtg. Assoc. 6.00% due 05/01/36                                        316,477       317,936
Federal National Mtg. Assoc. 6.00% due October TBA                                     650,000       652,844
Federal National Mtg. Assoc. 6.50% due October TBA                                   1,150,000     1,170,843
Federal National Mtg. Assoc. 7.00% due 04/01/34                                        243,477       250,223
Federal National Mtg. Assoc. 7.50% due 02/01/30                                        210,867       218,572
Government National Mtg. Assoc. 6.00% due 02/20/35                                     141,864       143,296
Government National Mtg. Assoc. 6.50% due 10/20/34                                     121,234       124,166
                                                                                                 -----------
                                                                                                  21,989,801
                                                                                                 -----------
U.S. GOVERNMENT OBLIGATIONS -- 0.3%
U.S. TREASURIES -- 0.3%
United States Treasury Bonds 6.25% due 08/15/23                                        200,000       232,203
                                                                                                 -----------
UTILITIES -- 2.5%
ELECTRIC UTILITIES -- 1.9%
AES Corp. 8.75% due 05/15/13*                                                          100,000       107,250
Calpine Corp. 8.75% due 07/15/13*(4)(6)                                                629,000       633,717
Edison Mission Energy 7.50% due 06/15/13*                                               50,000        50,500
Edison Mission Energy 7.75% due 06/15/16*                                               25,000        25,313
Mirant Americas Generation LLC 8.30% due 05/01/11                                      125,000       125,156
Mission Energy Holding Co. 13.50% due 07/15/08                                         150,000       167,438
Reliant Energy, Inc. 6.75% due 12/15/14                                                150,000       142,687
Reliant Energy, Inc. 9.50% due 07/15/13                                                 51,000        52,913
GAS & PIPELINE UTILITIES -- 0.6%
El Paso Natural Gas Co. 8.63% due 01/15/22                                             100,000       114,409
NGC Corp. Capital Trust 8.32% due 06/01/27                                             225,000       204,750
Williams Cos., Inc. 7.88% due 09/01/21                                                 100,000       104,500
                                                                                                 -----------
                                                                                                   1,728,633
                                                                                                 -----------
TOTAL BONDS & NOTES (cost $40,968,821)                                                            41,073,788
                                                                                                 -----------
FOREIGN BONDS & NOTES -- 30.5%
------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.1%
RETAIL -- 0.1%
Jean Coutu Group, Inc. 7.63% due 08/01/12                                                4,000         4,205
Jean Coutu Group, Inc. 8.50% due 08/01/14                                               40,000        38,500
                                                                                                 -----------
                                                                                                      42,705
                                                                                                 -----------

                                                                                      PRINCIPAL     VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                     AMOUNT(5)    (NOTE 2)
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
JBS SA 10.50% due 08/04/16*                                                          $   75,000   $   75,937
HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Vitro Envases Norteamerica SA 10.75% due 07/23/11*                                       50,000       53,250
                                                                                                  ----------
                                                                                                     129,187
                                                                                                  ----------
ENERGY -- 0.7%
ENERGY SERVICES -- 0.7%
Gazprom OAO 6.95% due 08/06/09                                                        5,670,000      213,771
Petrozuata Finance, Inc. 8.22% due 04/01/17*                                            310,000      302,250
ENERGY SOURCES -- 0.0%
Adaro Finance B.V. 8.50% due 12/08/10*                                                   25,000       25,406
                                                                                                  ----------
                                                                                                     541,427
                                                                                                  ----------
FINANCE -- 1.1%
BANKS -- 0.3%
RSHB Capital SA 7.18% due 05/16/13                                                      200,000      208,000
FINANCIAL SERVICES -- 0.5%
Nell AF SARL 8.38% due 08/15/15*                                                        125,000      124,063
TNK-BP Finance SA 7.50% due 07/18/16*                                                   210,000      219,390
INSURANCE -- 0.3%
Fairfax Financial Holdings, Ltd. 7.75% due 04/26/12                                      43,000       39,990
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                     150,000      138,937
                                                                                                  ----------
                                                                                                     730,380
                                                                                                  ----------
FOREIGN GOVERNMENT BONDS -- 26.2%
Federal Republic of Brazil 7.88% due 03/07/15                                           410,000      449,360
Federal Republic of Brazil 8.00% due 01/15/18                                         1,706,000    1,874,041
Federal Republic of Brazil 8.25% due 01/20/34                                           275,000      316,250
Federal Republic of Brazil 8.75% due 02/04/25                                            70,000       83,370
Federal Republic of Brazil 11.00% due 08/17/40                                        1,192,000    1,552,580
Republic of Argentina 5.25% due 12/31/38(3)                                              40,000       17,400
Republic of Argentina 5.59% due 08/03/12(1)                                             275,000      192,363
Republic of Argentina 5.83% due 12/31/33(1)                                    ARS      404,337      163,989
Republic of Argentina 7.00% due 03/18/04+(11)                                  EUR      100,000       38,168
Republic of Argentina 8.00% due 10/30/09+(4)                                   DEM      375,000       71,115
Republic of Argentina 8.13% due 04/21/08+(4)                                   EUR      425,000      164,549
Republic of Argentina 8.50% due 02/23/05+(11)                                  DEM      125,000       24,637
Republic of Argentina 9.25% due 07/20/04+(11)                                  EUR      125,000       48,249
Republic of Argentina 11.25% due 04/10/06+(11)                                 DEM      275,000       54,826
Republic of Colombia 7.38% due 09/18/37                                                 400,000      405,000
Republic of Colombia 10.38% due 01/28/33                                                 85,000      115,600
Republic of Colombia 10.75% due 01/15/13                                                240,000      293,040
Republic of Colombia 11.75% due 02/25/20                                                152,000      212,800
Republic of Ecuador 9.00% due 08/15/30(3)                                               300,000      276,000
Republic of Ecuador 12.00% due 11/15/12                                                  16,320       15,994
Republic of El Salvador 7.75% due 01/24/23                                              115,000      128,225
Republic of El Salvador 8.25% due 04/10/32                                               30,000       34,380
Republic of Panama 6.70% due 01/26/36                                                     8,000        7,920

                                                                                    PRINCIPAL       VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                   AMOUNT(5)     (NOTE 2)
------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (CONTINUED)
Republic of Panama 7.25% due 03/15/15                                              $  200,000   $    213,500
Republic of Panama 9.38% due 04/01/29                                                 213,000        274,770
Republic of Peru 5.00% due 03/07/07(2)                                                220,800        216,936
Republic of Peru 7.35% due 07/21/25                                                   225,000        239,850
Republic of Peru 8.38% due 05/03/16                                                    25,000         28,813
Republic of Peru 8.75% due 11/21/33                                                   175,000        214,375
Republic of Peru 9.88% due 02/06/15                                                   105,000        129,937
Republic of Philippines 7.75% due 01/14/31                                             99,000        103,331
Republic of Philippines 10.63% due 03/16/25                                           135,000        179,888
Republic of Turkey 7.00% due 06/05/20                                                 250,000        241,875
Republic of Turkey 11.88% due 01/15/30                                                135,000        198,956
Republic of Venezuela 5.38% due 08/07/10                                              150,000        145,500
Republic of Venezuela 5.75% due 02/26/16                                              942,000        861,930
Republic of Venezuela 7.65% due 04/21/25                                              100,000        105,250
Republic of Venezuela 8.50% due 10/08/14                                               75,000         83,063
Republic of Venezuela 9.38% due 01/13/34                                               50,000         61,800
Republic of Venezuela 10.75% due 09/19/13                                             225,000        275,062
Russian Federation 5.00% due 03/31/07(3)                                            4,035,000      4,503,463
Russian Federation 12.75% due 06/24/28                                                185,000        331,983
Republic of Turkey 7.38% due 02/05/25                                                 320,000        316,000
United Mexican States, Series MTN 6.38% due 01/16/13                                  492,000        517,338
United Mexican States, Series MTNA 7.50% due 04/08/33                                 570,000        657,495
United Mexican States, Series MTN 8.30% due 08/15/31                                  260,000        324,220
United Mexican States 11.38% due 09/15/16                                             325,000        466,375
United Mexican States, Series A 6.63% due 03/03/15                                    175,000        185,938
United Mexican States, Series MTNA 5.88% due 01/15/14                                 725,000        741,312
United Mexican States, Series MTNA 8.00% due 09/24/22                                  50,000         59,875
                                                                                                ------------
                                                                                                  18,218,691
                                                                                                ------------
HEALTHCARE -- 0.3%
DRUGS -- 0.3%
Elan Finance PLC 7.75% due 11/15/11                                                   150,000        146,062
Elan Finance PLC 9.41% due 11/15/11(1)                                                 50,000         50,500
                                                                                                ------------
                                                                                                     196,562
                                                                                                ------------
INDUSTRIAL & COMMERCIAL -- 0.2%
BUSINESS SERVICES -- 0.1%
North American Energy Partners, Inc. 8.75% due 12/01/11                                10,000          9,975
North American Energy Partners, Inc. 9.00% due 06/01/10                                25,000         27,000
TRANSPORTATION -- 0.1%
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14                                           50,000         46,000
Grupo Transportacion Ferroviaria Mexicana SA de CV 9.38% due 05/01/12                  25,000         26,500
                                                                                                ------------
                                                                                                     109,475
                                                                                                ------------
INFORMATION & ENTERTAINMENT -- 0.4%
BROADCASTING & MEDIA -- 0.3%
Telenet Group Holding NV 11.50% due 06/15/14*(3)                                      227,000        198,625
LEISURE & TOURISM -- 0.1%
Corporacion Interamericana de Entetenimiento SA 8.88% due 06/14/15*                    40,000         38,800
                                                                                                ------------
                                                                                                     237,425
                                                                                                ------------

                                                                                    PRINCIPAL       VALUE
FOREIGN BONDS & NOTES (CONTINUED)                                                   AMOUNT(5)     (NOTE 2)
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.1%
ELECTRONIC -- 0.1%
Celestica, Inc. 7.63% due 07/01/13                                                 $   25,000   $     24,813
STATS ChipPac, Ltd. 6.75% due 11/15/11                                                 50,000         48,000
                                                                                                ------------
                                                                                                      72,813
                                                                                                ------------
MATERIALS -- 0.8%
CHEMICALS -- 0.3%
Rhodia SA 8.88% due 06/01/11                                                          173,000        178,623
FOREST PRODUCTS -- 0.4%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                         225,000        223,312
Abitibi-Consolidated, Inc. 8.85% due 08/01/30                                          25,000         21,000
METALS & MINERALS -- 0.1%
Novelis, Inc. 7.25% due 02/15/07*                                                      50,000         47,500
                                                                                                ------------
                                                                                                     470,435
                                                                                                ------------
UTILITIES -- 0.4%
ELECTRIC UTILITIES -- 0.3%
AES China Generating Co., Ltd. 8.25% due 06/26/10                                     210,000        206,322
TELEPHONE -- 0.1%
Telefonos de Mexico SA de CV 8.75% due 01/31/16(8)                MXN               1,000,000         89,211
                                                                                                ------------
                                                                                                     295,533
                                                                                                ------------
TOTAL FOREIGN BONDS & NOTES (cost $20,589,009)                                                    21,044,633
                                                                                                ------------

RIGHTS -- 0.1%+                                                                      SHARES
------------------------------------------------------------------------------------------------------------
Republic of Argentina (USD), Series GDP Expires 12/15/35(12)                           40,000          3,976
Republic of Argentina (EUR), Series GDP Expires 12/15/35(12)                          100,000         12,236
Republic of Argentina (ARS), Series GDP Expires 12/15/35(12)                        1,199,813         35,178
                                                                                                ------------
TOTAL RIGHTS (cost $24,206)                                                                           51,390
                                                                                                ------------
WARRANTS -- 0.0%+
------------------------------------------------------------------------------------------------------------
United Mexican States, Series XW10 Expires 10/10/06(8)                                    200          5,400
United Mexican States, Series XW5 Expires 11/09/06(8)                                     300          8,400
                                                                                                ------------
TOTAL WARRANTS (cost $11,750)                                                                         13,800
                                                                                                ------------
COMMON STOCK -- 0.5%
------------------------------------------------------------------------------------------------------------
ENERGY -- 0.4%
ENERGY SERVICES -- 0.4%
Trico Marine Services, Inc.+                                                            7,211        243,371
                                                                                                ------------
UTILITIES -- 0.1%
ELECTRIC UTILITIES -- 0.1%
Mirant Corp.+                                                                           2,045         55,849
                                                                                                ------------
TOTAL COMMON STOCK (cost $228,460)                                                                   299,220
                                                                                                ------------

                                                                                                    VALUE
PREFERRED STOCK -- 0.2%                                                              SHARES       (NOTE 2)
------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 0.2%
BROADCASTING & MEDIA -- 0.2%
ION Media Networks, Inc. Junior Exchangeable 14.25%(9) (cost $122,162)                     15   $    124,500
                                                                                                ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $68,675,460)                                          69,300,621
                                                                                                ------------

                                                                                   PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 7.1%                                             AMOUNT
------------------------------------------------------------------------------------------------------------
TIME DEPOSITS -- 7.1%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 10/02/06           $   856,000        856,000
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 10/02/06             4,101,000      4,101,000
                                                                                                ------------
                                                                                                   4,957,000
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 2.96% due 11/24/06(14)                                    15,000         14,889
                                                                                                ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $4,971,889)                                           4,971,889
                                                                                                ------------
TOTAL INVESTMENTS --
   (cost $73,647,349)@                                    107.0%                                  74,272,510
Liabilities in excess of other assets --                   (7.0)                                  (4,864,642)
                                                          -----                                 ------------
NET ASSETS --                                             100.0%                                $ 69,407,868
                                                          =====                                 ============

-------------
+    Non-income producing security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $5,566,092 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@    See Note 3 for cost of investments on a tax basis.

(1) Floating security where the coupon rate fluctuates.The rate steps up or down for each rate downgrade or upgrade.The rate reflected is as of September 30, 2006.

(2) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

(3) "Step-up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.

(4)  Bond in default

(5)  Denominated in United States dollars unless otherwise indicated.

(6)  Company has filed for Chapter 11 bankruptcy protection.

(7)  Commercial Mortgage-Backed Security

(8)  Fair valued security; see Note 2

(9) PIK ("Payment-in-Kind") security. Payments made with additional securities in lieu of cash.

(10) Illiquid security

(11) Bond is in default and did not pay principal at maturity.

(12) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

(13) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(14) The security was pledged as collateral to cover margin requirements for open futures contracts.

(15) To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities.The Portfolio has no right to demand registration of these securities. These securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2006, the Strategic Fixed Income Portfolio held the following restricted securities:

-------------------------------------------------------------------------------------------------
                                                                              MARKET
                          ACQUISITION   PRINCIPAL   ACQUISITION    MARKET      VALUE     % OF NET
NAME                          DATE        AMOUNT        COST       VALUE     PER SHARE    ASSETS
-------------------------------------------------------------------------------------------------
ICO North America, Inc.
7.50% due 08/15/09          08/11/05     $ 25,000     $ 25,000    $30,500     $122.00       0.0%
Southern Energy, Inc.
7.90% due 07/15/09          01/10/06      175,000      175,000          0           0       0.0
                                                                  -------                   ---
                                                                  $30,500                   0.0%
                                                                  =======                   ===

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------
                                                                                             UNREALIZED
NUMBER OF                                  EXPIRATION      VALUE AT       VALUE AS OF       APPRECIATION
CONTRACTS   DESCRIPTION                       DATE       TRADE DATE   SEPTEMBER 30, 2006   (DEPRECIATION)
---------   --------------------------   -------------   ----------   ------------------   --------------
7 Short     U.S. Treasury 10 Year Note   December 2006    $756,438       $765,891             $(9,453)
4 Long      U.S. Treasury 5 Year Note    December 2006     738,610        740,219               1,609
                                                                                              -------
                                                                                              $(7,844)
                                                                                              =======

TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
ARS -- Argentine Peso
DEM -- German Mark
EUR -- Euro
MXN -- Mexican Peso

See Notes to Financial Statements

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Business Services                                                          23.7%
Banks                                                                      23.1
Financial Services                                                         22.4
Securities Holdings Companies                                              17.6
Real Estate Companies                                                      10.1
Multi Industry                                                              2.5
Municipalities                                                              2.0
                                                                          -----
                                                                          101.4%
                                                                          =====

*    Calculated as a percentage of net assets.

Weighted average days maturity 34.9 days

CREDIT QUALITY+#
A-1+         22.9%
AAA          10.6%
A-1          17.1%
A             7.1%
Not rated@   43.7%

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+    Source: Standard and Poors

# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                             PRINCIPAL       VALUE
SHORT-TERM INVESTMENT SECURITIES -- 101.4%                     AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.6%
National City Bank 5.32% due 12/18/06                       $ 4,500,000   $ 4,500,000
Wells Fargo Bank 4.79% due 1/18/07                            1,000,000       997,902
                                                                          -----------
TOTAL CERTIFICATES OF DEPOSIT (cost $5,499,351)                             5,497,902
                                                                          -----------
COMMERCIAL PAPER -- 36.9%
Capital One 5.16% due 11/07/06*                               5,000,000     4,972,764
Concord Minutemen Capital Co. 5.17% due 11/13/06*             1,500,000     1,490,522
Concord Minutemen Capital Company LLC 5.30% due
   10/16/06*                                                  4,000,000     4,000,000
Crown Point Capital Co. 5.22% due 1/10/07*                    3,000,000     2,955,942
Cullinan Finance, Ltd. 5.35% due 12/15/06                     2,000,000     2,000,000
Giro Balanced Funding Corp. 5.03% due 10/20/06*               5,000,000     4,986,040
Grampian Funding LLC 5.17% due 11/13/06*                      3,000,000     2,981,044
Grampian Funding LLC 5.21% due 12/11/06*                      2,000,000     1,979,455
Greyhawk Capital Corp. 5.16% due 12/08/06*                    2,500,000     2,475,410
Klio III Funding Corp. 5.03% due 10/20/06*                    2,253,000     2,246,710
Lexington Parker Capital Corp. 5.14% due 11/20/06*            2,000,000     1,999,949
Lexington Parker Capital Corp. 5.17% due 11/13/06*            1,500,000     1,490,522
Sunbelt Funding Corp. 5.19% due 12/07/06*                     5,000,000     4,950,903
                                                                          -----------
TOTAL COMMERCIAL PAPER (cost $38,528,392)                                  38,529,261
                                                                          -----------
CORPORATE SHORT-TERM NOTES -- 25.2%
Aegis Finance LLC ECN 4.87% due 10/13/06*                     5,000,000     4,991,200
Brahms Funding Corp. 3.97% due 10/04/06*                      5,000,000     4,997,796
Citibank Credit Card Issuance 5.16% due 11/07/06*             5,000,000     4,972,764
Goldman Sachs Group, Inc. 5.47% due 12/29/06                  2,550,000     2,553,187
Harrier Finance Funding LLC 5.29% due 10/25/06*               2,500,000     2,500,000
Links Finance LLC 5.33% due 1/02/07                           2,500,000     2,500,000
Rams Funding Two LLC 5.02% due 10/19/06*                      5,000,000     4,986,750
Sedna Finance, Inc. 5.30% due 10/16/06*                         500,000       500,000
Sigma Finance, Inc. 4.85% due 2/12/07*                        1,000,000       997,500
Sigma Finance, Inc. 5.35% due 12/18/06*                       2,000,000     2,000,000
Thornburg Mtg. Capital Resources LLC 4.86% due
   10/12/06*                                                  5,000,000     4,991,902
                                                                          -----------
TOTAL CORPORATE SHORT-TERM NOTES (cost $35,991,699)                        35,991,099
                                                                          -----------
MUNICIPAL BONDS -- 2.0%
State of Texas 5.31% due 10/04/06 (cost $2,000,252)(1)        2,000,000     2,000,000
                                                                          -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $82,019,694)                  82,018,262
                                                                          -----------
REPURCHASE AGREEMENT -- 18.5%
Agreement with State Street Bank & Trust Co., bearing
   interest at 5.15%, dated 09/30/06, to be repurchased
   10/02/06 in the amount of $18,319,859 and
   collateralized by $18,730,000 of Federal Home Loan
   Bank Notes, bearing interest at 6.94%, due 10/13/06
   and having an approximate value of $18,683,175
      (cost $18,312,000)                                     18,312,000   18,312,000
                                                                          ----------
TOTAL INVESTMENTS --
  (cost $100,331,694)@                              101.4%                100,330,262
Liabilities in excess of other assets --             (1.4)                 (1,423,085)
                                                    -----                 -----------
NET ASSETS --                                       100.0%                $98,907,177
                                                    =====                 ===========

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $67,467,173 representing 68.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@    See Note 4 for cost of investments on a tax basis.

(1) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                   PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Drugs                                                                      11.0%
Computer Software                                                           8.9
Health Services                                                             7.6
Medical Products                                                            6.4
Aerospace & Military Technology                                             6.2
Banks                                                                       6.2
Transportation                                                              5.9
US Government Obligations                                                   4.5
Telecommunications                                                          4.1
Multi-Industry                                                              3.6
Electrical Equipment                                                        3.5
Broadcasting & Media                                                        3.4
Computer Services                                                           3.4
Computers & Business Equipment                                              3.4
Housing & Household Durables                                                3.4
Machinery                                                                   3.4
Entertainment Products                                                      3.3
Internet Content                                                            3.3
Food, Beverage & Tobacco                                                    3.2
Repurchase Agreement                                                        2.8
Leisure & Tourism                                                           2.2
                                                                           ----
                                                                           99.7%
                                                                           ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (unaudited)

                                                                        VALUE
COMMON STOCK -- 92.4%                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.4%
HOUSING & HOUSEHOLD DURABLES -- 3.4%
Lennar Corp., Class A                                       86,517   $ 3,914,895
                                                                     -----------
CONSUMER STAPLES -- 3.2%
FOOD, BEVERAGE & TOBACCO -- 3.2%
Bunge, Ltd.                                                 64,055     3,711,987
                                                                     -----------
FINANCE -- 6.2%
BANKS -- 6.2%
Commerce Bancorp, Inc.                                      93,770     3,442,297
UBS AG                                                      64,066     3,799,754
                                                                     -----------
                                                                       7,242,051
                                                                     -----------
HEALTHCARE -- 25.0%
DRUGS -- 11.0%
Genentech, Inc.+                                            61,052     5,049,000
Genzyme Corp.+                                              60,400     4,075,188
Schering-Plough Corp.                                      172,000     3,799,480
HEALTH SERVICES -- 7.6%
Intuitive Surgical, Inc.+                                   31,410     3,312,184
UnitedHealth Group, Inc.                                   113,314     5,575,049
MEDICAL PRODUCTS -- 6.4%
C.R. Bard, Inc.                                             46,100     3,457,500
Celgene Corp.+                                              92,165     3,990,745
                                                                     -----------
                                                                      29,259,146
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 22.6%
AEROSPACE & MILITARY TECHNOLOGY -- 6.2%
General Dynamics Corp.                                      50,015     3,584,575
Rockwell Automation, Inc.                                   63,600     3,695,160
ELECTRICAL EQUIPMENT -- 3.5%
Ametek, Inc.                                                92,700     4,037,085
MACHINERY -- 3.4%
Precision Castparts Corp.                                   63,800     4,029,608
MULTI-INDUSTRY -- 3.6%
ITT Industries, Inc.                                        81,800     4,193,886
TRANSPORTATION -- 5.9%
Burlington Northern Santa Fe Corp.                          57,127     4,195,407
FedEx Corp.                                                 24,862     2,702,002
                                                                     -----------
                                                                      26,437,723
                                                                     -----------

                                                                              VALUE
COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
--------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 8.9%
BROADCASTING & MEDIA -- 3.4%
Comcast Corp., Class A+                                         108,263   $  3,989,491
ENTERTAINMENT PRODUCTS -- 3.3%
Las Vegas Sands Corp.+                                           56,820      3,883,647
LEISURE & TOURISM -- 2.2%
Chipotle Mexican Grill, Inc.                                     51,480      2,557,012
                                                                          ------------
                                                                            10,430,150
                                                                          ------------
INFORMATION TECHNOLOGY -- 23.1%
COMPUTER SERVICES -- 3.4%
Autodesk, Inc.+                                                 115,400      4,013,612
COMPUTER SOFTWARE -- 8.9%
Adobe Systems, Inc.+                                            106,000      3,969,700
Oracle Corp.+                                                   171,000      3,033,540
SAP AG ADR                                                       68,035      3,367,732
COMPUTERS & BUSINESS EQUIPMENT -- 3.4%
Apple Computer, Inc.+                                            52,390      4,035,602
INTERNET CONTENT -- 3.3%
Google, Inc., Class A+                                            9,505      3,820,060
TELECOMMUNICATIONS -- 4.1%
Cisco Systems, Inc.+                                            124,669      2,867,387
Time Warner Telecom, Inc., Class A+                              99,385      1,889,308
                                                                          ------------
                                                                            26,996,941
                                                                          ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $91,777,140)                   107,992,893
                                                                          ------------

                                                              PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 4.5%                       AMOUNT
--------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 4.5%
Federal Home Loan Bank Cons. Disc. Notes 4.75% due
   10/02/06 (cost $5,199,314)                                $5,200,000      5,199,314
                                                                          ------------
REPURCHASE AGREEMENT -- 2.8%
--------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
   interest at 3.00%, dated 09/30/06,  to be repurchased
   10/02/06 in the amount of $3,303,826 and collateralized
   by $3,275,000  of Federal National Mgt. Assoc. Bonds,
   bearing interest at 6.13%, due 08/17/26 and  having an
   approximate value of $3,373,250 (cost $3,303,000)          3,303,000      3,303,000
                                                                          ------------
TOTAL INVESTMENTS --
  (cost $100,279,454)@                       99.7%                         116,495,207
Other assets less liabilities --              0.3                              328,529
                                            -----                         ------------
NET ASSETS --                               100.0%                        $116,823,736
                                            =====                         ============

----------
+    Non-income producing security

@    See Note 3 for cost of investments on a tax basis

ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Telecommunications                                                         17.2%
Computers & Business Equipment                                             14.0
Electronics                                                                12.9
Computer Software                                                          12.6
Internet Content                                                            9.5
Business Services                                                           8.4
Financial Services                                                          7.3
Internet Software                                                           6.0
Computer Services                                                           4.8
Repurchase Agreements                                                       4.1
Communication Equipment                                                     2.3
                                                                           ----
                                                                           99.1%
                                                                           ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                         VALUE
COMMON STOCK -- 95.0%                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
FINANCE -- 7.3%
FINANCIAL SERVICES -- 7.3%
Chicago Merchantile Exchange Holdings, Inc.                   2,000   $  956,500
E*TRADE Financial Corp.+                                     88,000    2,104,960
                                                                      ----------
                                                                       3,061,460
                                                                      ----------
INDUSTRIAL & COMMERCIAL -- 8.4%
BUSINESS SERVICES -- 8.4%
Getty Images, Inc.+                                          33,500    1,664,280
Move, Inc.                                                  375,000    1,841,250
                                                                      ----------
                                                                       3,505,530
                                                                      ----------
INFORMATION TECHNOLOGY -- 79.3%
COMMUNICATION EQUIPMENT -- 2.3%
Marvell Technology Group, Ltd.+                              50,240      973,149
COMPUTER SERVICES -- 4.8%
Autodesk, Inc.                                               30,600    1,064,268
Symantec Corp.+                                              45,000      957,600
COMPUTER SOFTWARE -- 12.6%
Adobe Systems, Inc.                                          37,300    1,396,885
Electronic Arts, Inc.+                                       25,000    1,392,000
Oracle Corp.+                                                77,600    1,376,624
Red Hat, Inc.+                                               52,800    1,113,024
COMPUTERS & BUSINESS EQUIPMENT -- 14.0%
Apple Computer, Inc.+                                        49,300    3,797,579
Hewlett-Packard Co.                                          55,600    2,039,964
ELECTRONICS -- 12.9%
Chartered Semiconductors Manufacturing, Ltd.+             2,000,000    1,523,689
Energy Conversion Devices, Inc.+                             41,320    1,530,493
Integrated Device Technology, Inc.+                          65,000    1,043,900
Texas Instruments, Inc.                                      38,300    1,273,475
INTERNET CONTENT -- 9.5%
eBay, Inc.+                                                  45,000    1,276,200
Google, Inc., Class A+                                        6,650    2,672,635
INTERNET SOFTWARE -- 6.0%
Equinix, Inc.+                                               41,500    2,494,150
TELECOMMUNICATIONS -- 17.2%
Amdocs, Ltd.+                                                19,600      776,160
American Tower Corp., Class A+                               54,000    1,971,000
Ciena Corp.                                                  33,242      905,845
Cisco Systems, Inc.+                                         47,300    1,087,900

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Comverse Technology, Inc.+                                  51,900   $ 1,112,736
Motorola, Inc.                                              52,900     1,322,500
                                                                     -----------
                                                                      33,101,776
                                                                     -----------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $35,010,861)              39,668,766
                                                                     -----------

                                                         PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 0.0%                   AMOUNT
--------------------------------------------------------------------------------
TIME DEPOSIT -- 0.0%
Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 10/02/06 (cost $1,000)                         $1,000         1,000
                                                                     -----------
REPURCHASE AGREEMENTS -- 4.1%
--------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
   interest at 3.00%, dated 09/30/06,  to be
   repurchased 10/02/06 in the amount of $1,294,324
   and collateralized by  $1,285,000 of Federal
   National Mtg. Assoc. Bonds, bearing interest at
   6.13%, due 08/17/26  and having an approximate
   value of $1,323,550.                                  1,294,000     1,294,000
State Street Bank & Trust Co. Joint Repurchase
   Agreement(1)                                            414,000       414,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (cost $1,708,000)                          1,708,000
                                                                     -----------
TOTAL INVESTMENTS --
   (cost $36,719,861)@               99.1%                            41,377,766
Other assets less liabilities --      0.9                                365,725
                                    -----                            -----------
NET ASSETS --                       100.0%                           $41,743,491
                                    =====                            ===========

----------
+    Non-income producing security

@    See Note 4 for cost of investments on a tax basis.

(1)  See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH AND
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Telecommunications                                                         15.3%
Health Services                                                             8.2
Multi-Industry                                                              7.8
Energy Sources                                                              7.2
Entertainment Products                                                      6.5
Broadcasting & Media                                                        6.2
Banks                                                                       6.1
Transportation                                                              5.2
Financial Services                                                          4.5
Drugs                                                                       4.4
Electronics                                                                 3.5
Metals & Minerals                                                           3.5
Repurchase Agreements                                                       3.4
Housing & Household Durables                                                3.2
Aerospace & Military Technology                                             2.5
Retail                                                                      2.5
Medical Products                                                            2.3
Computer & Business Equipment                                               2.2
Time Deposit                                                                2.2
Telephone                                                                   2.2
                                                                           ----
                                                                           98.9%
                                                                           ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH AND
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                        VALUE
COMMON STOCK -- 93.3%                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.7%
HOUSING & HOUSEHOLD DURABLES -- 3.2%
Lennar Corp., Class A                                       52,582   $ 2,379,336
RETAIL -- 2.5%
Wal-Mart Stores, Inc.                                       38,100     1,879,092
                                                                     -----------
                                                                       4,258,428
                                                                     -----------
ENERGY -- 7.2%
ENERGY SOURCES -- 7.2%
Apache Corp.                                                20,500     1,295,600
Exxon Mobil Corp.                                           61,600     4,133,360
                                                                     -----------
                                                                       5,428,960
                                                                     -----------
FINANCE -- 10.6%
BANKS -- 6.1%
Bank of America Corp.                                       63,500     3,401,695
UBS AG                                                      20,368     1,208,026
FINANCIAL SERVICES -- 4.5%
Citigroup, Inc.                                             67,300     3,342,791
                                                                     -----------
                                                                       7,952,512
                                                                     -----------
HEALTHCARE -- 14.9%
DRUGS -- 4.4%
Genentech, Inc.+                                            40,074     3,314,120
HEALTH SERVICES -- 8.2%
UnitedHealth Group, Inc.                                    74,350     3,658,020
Wellpoint, Inc.+                                            32,151     2,477,234
MEDICAL PRODUCTS -- 2.3%
Johnson & Johnson                                           26,500     1,720,910
                                                                     -----------
                                                                      11,170,284
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 15.5%
AEROSPACE & MILITARY TECHNOLOGY -- 2.5%
General Dynamics Corp.                                      26,240     1,880,621
MULTI-INDUSTRY -- 7.8%
3M Co.                                                      32,800     2,440,976
General Electric Co.                                        96,100     3,392,330

                                                                        VALUE
COMMON STOCK (CONTINUED)                                    SHARES     (NOTE 2)
-------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 5.2%
Burlington Northern Santa Fe Corp.                          28,672   $ 2,105,672
FedEx Corp.                                                 16,280     1,769,310
                                                                     -----------
                                                                      11,588,909
                                                                     -----------
INFORMATION & ENTERTAINMENT -- 12.7%
BROADCASTING & MEDIA -- 6.2%
Comcast Corp., Class A+                                     69,500     2,561,075
News Corp., Class A                                        104,700     2,057,355
ENTERTAINMENT PRODUCTS -- 6.5%
Las Vegas Sands Corp.+                                      70,938     4,848,612
                                                                     -----------
                                                                       9,467,042
                                                                     -----------
INFORMATION TECHNOLOGY -- 21.0%
COMPUTERS & BUSINESS EQUIPMENT -- 2.2%
Dell, Inc.+                                                 71,800     1,639,912
ELECTRONICS -- 3.5%
Fisher Scientific International, Inc.+                      33,600     2,628,864
TELECOMMUNICATIONS -- 15.3%
American Tower Corp., Class A+                              76,600     2,795,900
Cisco Systems, Inc.+                                        73,232     1,684,336
Level 3 Communications, Inc.+                              419,600     2,244,860
Motorola, Inc.                                              73,700     1,842,500
NII Holdings, Inc.+                                         45,600     2,834,496
                                                                     -----------
                                                                      15,670,868
                                                                     -----------
MATERIALS -- 3.5%
METALS & MINERALS -- 3.5%
Southern Copper Corp.                                       28,000     2,590,000
                                                                     -----------
UTILITIES -- 2.2%
TELEPHONE -- 2.2%
AT&T, Inc.                                                  50,100     1,631,256
                                                                     -----------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $59,041,497)              69,758,259
                                                                     -----------

                                                           PRINCIPAL
SHORT-TERM INVESTMENT SECURITIES -- 2.2%                    AMOUNT
--------------------------------------------------------------------------------
TIME DEPOSIT -- 2.2%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 10/02/06  (cost $1,648,000)                     $1,648,000   1,648,000
                                                                       ---------

                                                               PRINCIPAL      VALUE
REPURCHASE AGREEMENTS -- 3.4%                                   AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------
Agreement with State Street Bank & TrustCo., bearing
   interest at 3.00% dated 09/30/06, to be repurchased
   10/02/06 in the amount of $1,172,293 and
   collateralized by  $1,165,000 of United States
   Treasury Bonds, bearing interest at 6.13%,
   due 08/17/26  and having an approximate value of
   $1,199,950                                                 $1,172,000   $ 1,172,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)    1,342,000     1,342,000
                                                                           -----------
TOTAL REPURCHASE AGREEMENTS (cost $2,514,000)                                2,514,000
                                                                           -----------
TOTAL INVESTMENTS --
  (cost $63,203,497)@                           98.9%                       73,920,259
Other assets less liabilities --                 1.1                           830,438
                                               -----                       -----------
NET ASSETS --                                  100.0%                      $74,750,697
                                               =====                       ===========

----------
+    Non-income producing security

@    See Note 3 for cost of investment on a tax basis

(1)  See Note 2 for details of Joint Repurchase Agreements.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                    PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Telecommunications                                                         10.4%
Metal & Materials                                                           6.2
Telephone                                                                   6.0
Insurance                                                                   5.9
Repurchase Agreements                                                       5.8
Real Estate Companies                                                       5.1
Drugs                                                                       4.7
Multi-Industry                                                              4.4
Business Services                                                           4.3
Chemicals                                                                   4.2
Financial Services                                                          4.0
Food, Beverage & Tobacco                                                    3.8
Electronics                                                                 3.6
Forest Products                                                             3.6
Energy Services                                                             3.5
Medical Products                                                            3.4
Broadcasting & Media                                                        3.4
Automotive                                                                  3.3
Banks                                                                       3.1
Apparel & Textiles                                                          3.0
Energy Sources                                                              2.7
Transportation                                                              2.2
Machinery                                                                   1.9
                                                                           ----
                                                                           98.5%
                                                                           ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                 INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                        VALUE
COMMON STOCK -- 92.7%                                       SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.3%
APPAREL & TEXTILES -- 3.0%
V.F. Corp.                                                  56,400   $ 4,114,380
AUTOMOTIVE -- 3.3%
AutoZone, Inc.+                                             43,800     4,524,540
                                                                     -----------
                                                                       8,638,920
                                                                     -----------
CONSUMER STAPLES -- 3.8%
FOOD, BEVERAGE & TOBACCO -- 3.8%
Coca-Cola Co.                                              115,000     5,138,200
                                                                     -----------
ENERGY -- 6.2%
ENERGY SERVICES -- 3.5%
EnCana Corp.                                               101,303     4,729,837
ENERGY SOURCES -- 2.7%
Devon Energy Corp.                                          58,600     3,700,590
                                                                     -----------
                                                                       8,430,427
                                                                     -----------
FINANCE -- 13.0%
BANKS -- 3.1%
Golden West Financial Corp.                                 54,900     4,241,025
FINANCIAL SERVICES -- 4.0%
CIT Group, Inc.                                             52,260     2,541,404
Mellon Financial Corp.                                      74,721     2,921,591
INSURANCE -- 5.9%
Assurant, Inc.                                              84,700     4,523,827
ProAssurance Corp.+                                         70,500     3,474,240
                                                                     -----------
                                                                      17,702,087
                                                                     -----------
HEALTHCARE -- 8.1%
DRUGS -- 4.7%
Pfizer, Inc.                                               225,000     6,381,000
MEDICAL PRODUCTS -- 3.4%
DAIICHI SANKYO Co., Ltd.                                   163,600     4,639,661
                                                                     -----------
                                                                      11,020,661
                                                                     -----------
INDUSTRIAL & COMMERCIAL -- 12.8%
BUSINESS SERVICES -- 4.3%
Hutchison Whampoa, Ltd.                                    661,600     5,838,409
MACHINERY -- 1.9%
Alamo Group, Inc.                                          113,656     2,584,537

                                                                        VALUE
COMMON STOCK (CONTINUED)                                  SHARES       (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 4.4%
General Electric Co.                                      169,000   $  5,965,700
TRANSPORTATION -- 2.2%
Teekay Shipping Corp.                                      71,600      2,943,476
                                                                    ------------
                                                                      17,332,122
                                                                    ------------
INFORMATION & ENTERTAINMENT -- 3.4%
BROADCASTING & MEDIA -- 3.4%
Clear Channel Communications, Inc.                        158,200      4,564,070
                                                                    ------------
INFORMATION TECHNOLOGY -- 14.0%
ELECTRONICS -- 3.6%
AVX Corp.                                                 276,200      4,885,978
TELECOMMUNICATIONS -- 10.4%
Deutsche Telekom AG ADR                                   340,000      5,395,800
Nokia Oyj ADR                                             183,000      3,603,270
Verizon Communications, Inc.                              139,000      5,161,070
                                                                    ------------
                                                                      19,046,118
                                                                    ------------
MATERIALS -- 14.0%
CHEMICALS -- 4.2%
Dow Chemical Co.                                          145,000      5,652,100
FOREST PRODUCTS -- 3.6%
International Paper Co.                                   143,000      4,952,090
METALS & MINERALS -- 6.2%
POSCO ADR                                                  78,200      5,077,526
Vulcan Materials Co.                                       43,400      3,396,050
                                                                    ------------
                                                                      19,077,766
                                                                    ------------
REAL ESTATE -- 5.1%
REAL ESTATE COMPANIES -- 5.1%
Forest City Enterprises, Inc., Class A                     81,781      4,440,708
Hang Lung Properties, Ltd.                              1,184,000      2,525,859
                                                                    ------------
                                                                       6,966,567
                                                                    ------------
UTILITIES -- 6.0%
TELEPHONE -- 6.0%
AT&T, Inc.                                                140,000      4,558,400
Windstream Corp.                                          274,599      3,621,961
                                                                    ------------
                                                                       8,180,361
                                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $104,447,534)            126,097,299
                                                                    ------------

                                                          PRINCIPAL       VALUE
REPURCHASE AGREEMENTS -- 5.8%                              AMOUNT       (NOTE 2)
---------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co.,
   bearing interest at 3.00%, dated 09/30/06,  to
   be repurchased 10/02/06 in the amount of $2,111,528
   and collateralized by  $2,170,000 of United States
   Treasury Bonds, bearing interest at 4.75%, due
   01/19/16  and having an approximate value of
   $2,153,725                                            $2,111,000   $  2,111,000
Agreement with State Street Bank & Trust Co., bearing
   interest at 3.00%, dated 09/30/06,  to be
   repurchased 10/02/06 in the amount of $2,871,718
   and collateralized by  $2,915,000 of United States
   Treasury Bonds, bearing interest at 4.88%, due
   12/16/15  and having an approximate value of
   $2,933,219                                             2,871,000      2,871,000
Agreement with State Street Bank & Trust Co., bearing
   interest at 3.00%, dated 09/30/06,  to be
   repurchased 10/02/06 in the amount of $2,905,726
   and collateralized by  $2,825,000 of United States
   Treasury Bonds, bearing interest at 5.38%, due
   05/18/16  and having an approximate value of
   $2,966,250                                             2,905,000      2,905,000
                                                                      ------------
TOTAL REPURCHASE AGREEMENTS (cost $7,887,000)                            7,887,000
                                                                      ------------
TOTAL INVESTMENTS --
  (cost $112,334,534)@                          98.5%                  133,984,299
Other assets less liabilities --                 1.5                     2,013,593
                                               -----                  ------------
NET ASSETS --                                  100.0%                 $135,997,892
                                               =====                  ============

----------
+    Non-income producing security

@    See Note 3 for cost of investment on a tax basis

ADR  -- American Depository Receipt

See  Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION GROWTH
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Funds                                                      68.8%
International Equity Fund                                                  26.2
Domestic Bond Funds                                                         4.9
                                                                           ----
                                                                           99.9%
                                                                           ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                     PRINCIPAL        VALUE
AFFILIATED INVESTMENT COMPANIES# -- 99.9%                             AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS -- 4.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3   $    215,477   $  2,308,493
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3          331,473      3,449,845
                                                                                  ------------
TOTAL DOMESTIC BOND FUNDS (cost $5,612,699)                                          5,758,338
                                                                                  ------------
DOMESTIC EQUITY FUNDS -- 68.8%
Seasons Series Trust Focus Growth Portfolio, Class 3+                   579,425      4,756,147
Seasons Series Trust Focus Value Portfolio, Class 3                     358,506      5,913,641
Seasons Series Trust Large Cap Growth Portfolio, Class 3              2,366,298     21,910,098
Seasons Series Trust Large Cap Value Portfolio, Class 3               1,818,752     24,789,527
Seasons Series Trust Mid Cap Growth Portfolio, Class 3                  255,140      3,568,463
Seasons Series Trust Mid Cap Value Portfolio, Class 3                   182,839      3,527,616
Seasons Series Trust Small Cap Portfolio, Class 3                     1,645,219     16,672,165
                                                                                  ------------
TOTAL DOMESTIC EQUITY FUNDS (cost $77,550,511)                                      81,137,657
                                                                                  ------------
INTERNATIONAL EQUITY FUND -- 26.2%
Seasons Series Trust International Equity Portfolio, Class 3
   (cost $28,388,974)                                                 2,877,770     30,857,763
                                                                                  ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $111,552,184)                          117,753,758
                                                                                  ------------
TOTAL INVESTMENTS --
   (cost $111,552,184)@                       99.9%                                117,753,758
Other assets less liabilities --               0.1                                      82,351
                                             -----                                ------------
NET ASSETS --                                100.0%                               $117,836,109
                                             =====                                ============

----------
+    Non-income producing securities

@    See Note 3 for cost of investments on a tax basis

#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH               PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Funds        59.0%
International Equity Fund    21.3
Domestic Bond Funds          19.7
                            -----
                            100.0%
                            =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                     PRINCIPAL        VALUE
AFFILIATED INVESTMENT COMPANIES# -- 100.0%                            AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS -- 19.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3   $  2,133,178   $ 22,853,599
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3        1,177,889     12,259,018
                                                                                  ------------
TOTAL DOMESTIC BOND FUNDS (cost $34,379,100)                                        35,112,617
                                                                                  ------------
DOMESTIC EQUITY FUNDS -- 59.0%
Seasons Series Trust Focus Growth Portfolio, Class 3+                   772,078      6,337,520
Seasons Series Trust Focus Value Portfolio, Class 3                     436,819      7,205,430
Seasons Series Trust Large Cap Growth Portfolio, Class 3              2,825,867     26,165,351
Seasons Series Trust Large Cap Value Portfolio, Class 3               2,571,760     35,053,008
Seasons Series Trust Mid Cap Growth Portfolio, Class 3                  323,655      4,526,736
Seasons Series Trust Mid Cap Value Portfolio, Class 3                   277,941      5,362,460
Seasons Series Trust Small Cap Portfolio, Class 3                     2,059,666     20,872,047
                                                                                  ------------
TOTAL DOMESTIC EQUITY FUNDS (cost $101,231,972)                                    105,522,552
                                                                                  ------------
INTERNATIONAL EQUITY FUND -- 21.3%
Seasons Series Trust International Equity Portfolio, Class 3
   (cost $35,392,637)                                                 3,555,872     38,128,908
                                                                                  ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $171,003,709)                          178,764,077
                                                                                  ------------
TOTAL INVESTMENTS --
   (cost $171,003,709)@               100.0%                                       178,764,077
Other assets less liabilities --        0.0                                             62,872
                                      -----                                       ------------
NET ASSETS --                         100.0%                                      $178,826,949
                                      =====                                       ============

----------
+    Non-income producing securities

@    See Note 3 for cost of investments on a tax basis.

#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Funds       48.3%
Domestic Bond Funds         34.3
International Equity Fund   16.8
                            ----
                            99.4%
                            ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                                                       VALUE
AFFILIATED INVESTMENT COMPANIES# -- 99.4%                                               SHARES       (NOTE 2)
---------------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS -- 34.3%
Seasons Series Trust Cash Management Portfolio, Class 3                                  531,164   $  5,994,200
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                       2,045,468     21,913,916
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3                         1,398,330     14,553,284
                                                                                                   ------------
TOTAL DOMESTIC BOND FUNDS (cost $41,584,069)                                                         42,461,400
                                                                                                   ------------
DOMESTIC EQUITY FUNDS -- 48.3%
Seasons Series Trust Focus Growth Portfolio, Class 3+                                    458,440      3,763,054
Seasons Series Trust Focus Value Portfolio, Class 3                                      264,708      4,366,417
Seasons Series Trust Large Cap Growth Portfolio, Class 3                               1,620,140     15,001,250
Seasons Series Trust Large Cap Value Portfolio, Class 3                                1,552,890     21,165,843
Seasons Series Trust Mid Cap Growth Portfolio, Class 3                                   224,172      3,135,339
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                    192,509      3,714,176
Seasons Series Trust Small Cap Portfolio, Class 3                                        868,868      8,804,851
                                                                                                   ------------
TOTAL DOMESTIC EQUITY FUNDS (cost $57,150,145)                                                       59,950,930
                                                                                                   ------------
INTERNATIONAL EQUITY FUND -- 16.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $19,092,412)        1,946,981     20,877,091
                                                                                                   ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $117,826,626)                                           123,289,421
                                                                                                   ------------
TOTAL INVESTMENTS --
  (cost $117,826,626)@                       99.4%                                                  123,289,421
Other assets less liabilities --              0.6                                                       692,713
                                            -----                                                  ------------
NET ASSETS --                               100.0%                                                 $123,982,134
                                            =====                                                  ============

----------
+    Non-income producing securities

@    See Note 3 for cost of investments on a tax basis

#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION BALANCED
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Bond Funds                                                        49.1%
Domestic Equity Funds                                                      38.5
International Equity Fund                                                  12.0
                                                                           ----
                                                                           99.6%
                                                                           ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION BALANCED
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

                                                                                                     VALUE
AFFILIATED INVESTMENT COMPANIES# -- 99.6%                                               SHARES      (NOTE 2)
-------------------------------------------------------------------------------------------------------------
DOMESTIC BOND FUNDS -- 49.1%
Seasons Series Trust Cash Management Portfolio, Class 3                                 500,608   $ 5,649,370
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                      1,393,418    14,928,245
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3                          769,219     8,005,735
                                                                                                  -----------
TOTAL DOMESTIC BOND FUNDS (cost $28,047,799)                                                       28,583,350
                                                                                                  -----------
DOMESTIC EQUITY FUNDS -- 38.5%
Seasons Series Trust Focus Growth Portfolio, Class 3+                                   144,295     1,184,433
Seasons Series Trust Focus Value Portfolio, Class 3                                      89,285     1,472,777
Seasons Series Trust Large Cap Growth Portfolio, Class 3                                701,281     6,493,321
Seasons Series Trust Large Cap Value Portfolio, Class 3                                 625,160     8,520,904
Seasons Series Trust Mid Cap Growth Portfolio, Class 3                                   84,615     1,183,454
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                    75,866     1,463,728
Seasons Series Trust Small Cap Portfolio, Class 3                                       205,366     2,081,121
                                                                                                  -----------
TOTAL DOMESTIC EQUITY FUNDS (cost $21,230,471)                                                     22,399,738
                                                                                                  -----------
INTERNATIONAL EQUITY FUND -- 12.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $6,306,806)          648,652     6,955,370
                                                                                                  -----------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $55,585,076)                                           57,938,458
                                                                                                  -----------
TOTAL INVESTMENTS --
  (cost $55,585,076)@                        99.6%                                                 57,938,458
Other assets less liabilities --              0.4                                                     235,166
                                            -----                                                 -----------
NET ASSETS --                               100.0%                                                $58,173,624
                                            =====                                                 ===========

----------
+    Non-income producing security

@    See Note 3 for cost of investments on a tax basis

#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                MULTI-                                       ASSET
                                                  MULTI-        MANAGED        MULTI-                     ALLOCATION:
                                                  MANAGED      MODERATE       MANAGED     MULTI-MANAGED   DIVERSIFIED
                                                  GROWTH        GROWTH     INCOME/EQUITY     INCOME         GROWTH         STOCK
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
   (unaffiliated)*                             $143,146,472  $284,328,356   $234,447,288   $168,202,377  $367,755,323  $302,256,578
Long-term investment securities, at value
   (affiliated)*                                         --            --             --             --            --            --
Short-term investment securities, at value
   (unaffiliated)*                                7,299,037    10,498,615      4,699,380      1,199,842            --     8,939,097
Repurchase agreements (cost equals market
   value)                                         8,095,000    12,904,000      2,775,000        566,000    17,319,000            --
                                               ------------------------------------------------------------------------------------
Total investments                               158,540,509   307,730,971    241,921,668    169,968,219   385,074,323   311,195,675
                                               ------------------------------------------------------------------------------------
Cash                                                165,680        83,832        110,338             --            --            --
Foreign cash*                                        12,644        43,672         53,733         51,970       195,228        14,355
Receivables for --
   Fund shares sold                                  94,542        42,247        208,937        163,618       229,620       179,515
   Dividends and interest                           376,482     1,101,867      1,326,257      1,179,912     5,060,328       302,202
   Investments sold                               9,678,733    32,647,349     44,847,971     35,751,953     1,205,882       647,180
Prepaid expenses and other assets                     2,406         4,284          3,315          2,239        31,123         6,512
Due from investment adviser for expense
   reimbursements/fee waivers                            --            --             --             --        31,369            --
Variation margin on futures contracts                    --            --             --             --       400,544            --
Unrealized appreciation on foreign bond
   forward  contracts                                 1,384         4,757          5,873          5,699            --            --
Unrealized appreciation on forward foreign
   currency  contracts                               21,692        73,768         92,821         91,549     1,784,059            --
Unrealized appreciation on swap contracts                --            --             --             --       291,703            --
                                               ------------------------------------------------------------------------------------
Total assets                                    168,894,072   341,732,747    288,570,913    207,215,159   394,304,179   312,345,439
                                               ------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
   Fund shares redeemed                              85,787       270,531        383,414        227,057       434,748       337,456
   Investments purchased                         16,320,534    48,879,528     50,623,076     44,778,469     5,107,759     3,406,862
   Interest on securities sold short                    291           388            969            388        74,535            --
   Accrued foreign tax on capital gains                  --            --             --             --         5,549       101,726
   Investment advisory and management fees          108,565       200,896        155,927        101,692       261,228       213,213
   Service fees -- Class 2                            9,726        21,381         18,058         12,434        28,217        22,392
   Service fees -- Class 3                            6,509        13,794         10,853          6,631        17,366        13,924
   Trustees' fees and expenses                          858         1,559          1,193            824         2,007         1,558
   Other accrued expenses                            88,090       103,905         99,856        111,654        86,866        59,512
   Line of credit                                        --            --             --             --            --            --
Variation margin on futures contracts                 1,932         3,950          5,112          6,758            --            --
Due to investment adviser for expense
   recoupment                                            --            --             --             --            --            --
Due to custodian                                         --            --             --          8,137        45,548            --
Due to custodian for foreign cash                        --            --             --             --            --            --
Securities sold short, at value#                    149,099       198,799        496,998        198,799     3,735,280            --
Unrealized depreciation on foreign bond
   forwards  contracts                                2,909        10,057         12,366         11,951            --            --
Unrealized depreciation on forward foreign
   currency  contracts                               27,057        92,341        116,018        114,098       831,990            --
Unrealized depreciation on swap contracts                --            --             --             --        26,057            --
                                               ------------------------------------------------------------------------------------
Total liabilities                                16,801,357    49,797,129     51,923,840     45,578,892    10,657,150     4,156,643
                                               ------------------------------------------------------------------------------------
NET ASSETS                                     $152,092,715  $291,935,618   $236,647,073   $161,636,267  $383,647,029  $308,188,796
                                               ====================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                $163,250,219  $276,353,008   $216,820,685   $147,913,053  $316,377,512  $236,098,774
Accumulated undistributed net investment
   income (loss)                                  1,997,013     6,812,457      9,951,793      8,849,264    10,032,804       688,304
Accumulated undistributed net realized gain
   (loss) on investments, futures contracts,
   options contracts, swap contracts,
   securities sold short, and foreign
   exchange transactions                        (24,516,068)   (6,587,432)     1,673,165      2,127,516    20,008,191    26,206,908
Unrealized appreciation (depreciation) on
   investments                                   11,361,962    15,355,930      8,200,950      2,749,456    35,615,423    45,297,388
Unrealized appreciation (depreciation) on
   futures contracts, options contracts, swap
   contracts and foreign bond forward
   contracts                                         (1,468)       (4,243)        (6,378)        (6,137)      609,040            --
Unrealized foreign exchange gain (loss) on
   other assets and liabilities                       1,034         5,867          6,782          3,084     1,006,861          (852)
Unrealized appreciation (depreciation) on
   securities sold short                                 23            31             76             31         2,747            --
Accrued capital gains tax on unrealized
   appreciation (depreciation)                           --            --             --             --        (5,549)     (101,726)
                                               ------------------------------------------------------------------------------------
                                               $152,092,715  $291,935,618   $236,647,073   $161,636,267  $383,647,029  $308,188,796
                                               ====================================================================================
Class 1 (unlimited shares authorized):
Net assets                                     $ 38,381,313  $ 47,307,237   $ 34,505,739   $ 27,614,818  $ 67,870,082  $ 55,745,426
Shares of beneficial interest issued and
   outstanding                                    2,940,453     3,609,215      2,710,367      2,215,993     5,149,250     3,090,875
Net asset value, offering and redemption
   price per share                             $      13.05  $      13.11   $      12.73   $      12.46  $      13.18  $      18.04
                                               ====================================================================================
Class 2 (unlimited shares authorized):
Net assets                                     $ 81,262,942  $176,094,293   $148,394,740   $101,389,055  $230,375,400  $183,699,860
Shares of beneficial interest issued and
   outstanding                                    6,243,190    13,476,584     11,689,214      8,158,067    17,522,527    10,258,213
Net asset value, offering and redemption
   price per share                             $      13.02  $      13.07   $      12.70   $      12.43  $      13.15  $      17.91
                                               ====================================================================================
Class 3 (unlimited shares authorized):
Net assets                                     $ 32,448,460  $ 68,534,088   $ 53,746,594   $ 32,632,394  $ 85,401,547  $ 68,743,510
Shares of beneficial interest issued and
   outstanding                                    2,497,244     5,253,609      4,240,869      2,629,707     6,507,505     3,850,607
Net asset value, offering and redemption
   price per share                             $      12.99  $      13.05   $      12.67   $      12.41  $      13.12  $      17.85
                                               ====================================================================================
* Cost
Long-term investment securities
   (unaffiliated)                              $131,784,510  $268,972,426   $226,246,337   $165,452,921  $332,139,900  $256,959,190
                                               ====================================================================================
Long-term investment securities (affiliated)   $         --  $         --   $         --   $         --  $         --  $         --
                                               ====================================================================================
Short-term securities (unaffiliated)           $  7,299,037  $ 10,498,615   $  4,699,380   $  1,199,842  $         --  $  8,939,097
                                               ====================================================================================
Foreign cash                                   $     12,667  $     43,756   $     53,836   $     52,070  $    195,892  $     14,372
                                               ====================================================================================
# Proceeds from securities sold short          $    149,122  $    198,830   $    497,074   $    198,830  $  3,738,027  $         --
                                               ====================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                             LARGE CAP     LARGE CAP      LARGE CAP       MID CAP        MID CAP
                                              GROWTH       COMPOSITE        VALUE         GROWTH          VALUE        SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities,
   at value (unaffiliated)*                $204,810,624   $47,306,516   $264,454,782   $149,089,793   $189,249,687   $154,594,185
Long-term investment securities, at
   value (affiliated)*                        1,186,054       220,977      1,019,741             --             --             --
Short-term investment securities, at
   value (unaffiliated)*                     10,238,270       547,715      5,637,320        988,589        654,316      2,528,126
Repurchase agreements (cost equals
   market value)                              1,091,000       729,000      2,066,000      4,508,000      5,765,000     19,602,000
                                           --------------------------------------------------------------------------------------
Total investments                           217,325,948    48,804,208    273,177,843    154,586,382    195,669,003    176,724,311
                                           --------------------------------------------------------------------------------------
Cash                                            137,638            --             --          5,419         57,158         16,978
Foreign cash*                                        --         5,186             --         14,738             --             --
Receivables for --
   Fund shares sold                           1,342,427        40,794        927,515        743,074        510,177      1,160,932
   Dividends and interest                        97,856        51,095        384,747         62,179        305,287        123,117
   Investments sold                             133,074       427,887      1,979,465        649,818        412,133      3,651,630
Prepaid expenses and other assets                 1,982           680          2,374          1,708         38,353          1,609
Due from investment adviser for expense
   reimbursements/fee waivers                        --         8,045             --             --             --             --
Variation margin on futures contracts                --            --             --             --             --             --
Unrealized appreciation on foreign bond
   forward contracts                                 --            --             --             --             --             --
Unrealized appreciation on forward
   foreign currency contracts                        --            --             --             --             --             --
Unrealized appreciation on swap
   contracts                                         --            --             --             --             --             --
                                           --------------------------------------------------------------------------------------
Total assets                                219,038,925    49,337,895    276,471,944    156,063,318    196,992,111    181,678,577
                                           --------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
   Fund shares redeemed                         268,342       203,251        627,097         92,106        123,227        102,186
   Investments purchased                      7,323,614       680,025      3,542,446        881,242      1,107,045      7,990,424
   Interest on securities sold short                 --            --             --             --             --             --
   Accrued foreign tax on capital gains              --         5,744             --             --             --             --
   Investment advisory and management
      fees                                      133,093        31,025        171,911        106,276        134,499        117,331
   Service fees -- Class 2                       10,823         3,916         14,541         10,736         14,306          9,320
   Service fees -- Class 3                       21,388         2,431         26,448         10,696         12,443         17,051
   Trustees' fees and expenses                    1,205           391          1,278          1,036          1,200          1,048
   Other accrued expenses                        62,982        41,126         87,416         56,627         81,709         80,693
   Line of credit                                    --            --             --             --             --             --
Variation margin on futures contracts             2,500           475          1,100          6,300          4,200         10,600
Due to investment adviser for expense
   recoupment                                        --            --             --             --             --             --
Due to custodian                                     --         4,895         15,560             --             --             --
Due to custodian for foreign cash                    --            --             --             --             --             --
Securities sold short, at value#                     --            --             --             --             --             --
Unrealized depreciation on foreign bond
   forwards contracts                                --            --             --             --             --             --
Unrealized depreciation on forward
   foreign currency contracts                        --            --             --             --             --             --
Unrealized depreciation on swap
   contracts                                         --            --             --             --             --             --
                                           --------------------------------------------------------------------------------------
Total liabilities                             7,823,947       973,279      4,487,797      1,165,019      1,478,629      8,328,653
                                           --------------------------------------------------------------------------------------
NET ASSETS                                 $211,214,978   $48,364,616   $271,984,147   $154,898,299   $195,513,482   $173,349,924
                                           ======================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                            $199,252,415   $43,456,290   $223,086,099   $121,382,763   $139,606,535   $153,451,810
Accumulated undistributed net investment
   income (loss)                                 83,537       279,991      3,682,014       (349,908)     1,800,558         (3,748)
Accumulated undistributed net realized
   gain (loss) on investments, futures
   contracts, options contracts, swap
   contracts, securities sold short, and
   foreign exchange transactions             (4,440,858)     (478,901)    12,437,847     17,910,052     29,774,188     10,997,757
Unrealized appreciation (depreciation)
   on investments                            16,306,828     5,104,338     32,763,635     15,935,679     24,318,966      8,894,685
Unrealized appreciation (depreciation)
   on futures contracts, options
   contracts, swap contracts and foreign
   bond forward contracts                        12,982         8,717         14,520         19,876         13,235          9,420
Unrealized foreign exchange gain (loss)
   on other assets and liabilities                   74           (75)            32           (163)            --             --
Unrealized appreciation (depreciation)
   on securities sold short                          --            --             --             --             --             --
Accrued capital gains tax on unrealized
   appreciation (depreciation)                       --        (5,744)            --             --             --             --
                                           --------------------------------------------------------------------------------------
                                           $211,214,978   $48,364,616   $271,984,147   $154,898,299   $195,513,482   $173,349,924
                                           ======================================================================================
Class 1 (unlimited shares authorized):
Net assets                                 $ 10,666,082   $ 3,647,565   $ 16,418,421   $ 12,955,796   $ 16,195,319   $  9,693,379
Shares of beneficial interest issued and
   outstanding                                1,139,494       336,330      1,199,181        913,958        834,764        943,963
Net asset value, offering and redemption
   price per share                         $       9.36   $     10.85   $      13.69   $      14.18   $      19.40   $      10.27
                                           ======================================================================================
Class 2 (unlimited shares authorized):
Net assets                                 $ 90,330,755   $32,602,904   $119,930,314   $ 88,168,382   $117,158,064   $ 77,418,498
Shares of beneficial interest issued and
   outstanding                                9,724,197     3,015,283      8,785,737      6,277,468      6,059,717      7,607,482
Net asset value, offering and redemption
   price per share                         $       9.29   $     10.81   $      13.65   $      14.05   $      19.33   $      10.18
                                           ======================================================================================
Class 3 (unlimited shares authorized):
Net assets                                 $110,218,141   $12,114,147   $135,635,412   $ 53,774,121   $ 62,160,099   $ 86,238,047
Shares of beneficial interest issued and
   outstanding                               11,904,322     1,122,340      9,951,293      3,844,772      3,221,821      8,510,412
Net asset value, offering and redemption
   price per share                         $       9.26   $     10.79   $      13.63   $      13.99   $      19.29   $      10.13
                                           ======================================================================================

----------
*    Cost

Long-term investment securities
   (unaffiliated)                          $188,533,562   $42,199,367   $231,721,086   $133,154,130   $164,930,736   $145,699,528
                                           ======================================================================================
Long-term investment securities
   (affiliated)                            $  1,156,298   $   223,795   $    989,776   $         --   $         --   $         --
                                           ======================================================================================
Short-term securities (unaffiliated)       $ 10,238,260   $   547,708   $  5,637,346   $    988,573   $    654,301   $  2,528,098
                                           ======================================================================================
Foreign cash                               $         --   $     5,205   $         --   $     14,865   $         --   $         --
                                           ======================================================================================
# Proceeds from securities sold short      $         --   $        --   $         --   $         --   $         --   $         --
                                           ======================================================================================

See Notes to Financial Statements

                                                                                                      STRATEGIC
                                                                      INTERNATIONAL    DIVERSIFIED      FIXED          CASH
                                                                          EQUITY      FIXED INCOME      INCOME      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*              $273,213,909   $197,642,090   $69,300,621   $        --
Long-term investment securities, at value (affiliated)*                          --             --            --            --
Short-term investment securities, at value (unaffiliated)*                2,346,004             --     4,971,889    82,018,262
Repurchase agreements (cost equals market value)                          6,737,000     13,321,000            --    18,312,000
                                                                       -------------------------------------------------------
Total investments                                                       282,296,913    210,963,090    74,272,510   100,330,262
                                                                       -------------------------------------------------------
Cash                                                                      1,235,043          5,443       634,850        37,020
Foreign cash*                                                             7,465,176             --         2,394            --
Receivables for --
   Fund shares sold                                                       1,108,386        492,102       277,158       298,832
   Dividends and interest                                                   577,699      2,086,496       832,822       161,911
   Investments sold                                                       6,367,153             --     1,849,427            --
Prepaid expenses and other assets                                             2,204          2,242           455           704
Due from investment adviser for expense reimbursements/
   fee waivers                                                                   --             --            --            --
Variation margin on futures contracts                                         6,959             --           719            --
Unrealized appreciation on foreign bond forward
   contracts                                                                     --             --            --            --
Unrealized appreciation on forward foreign currency
   contracts                                                                 97,463             --            --            --
Unrealized appreciation on swap contracts                                        --             --            --            --
                                                                       -------------------------------------------------------
Total assets                                                            299,156,996    213,549,373    77,870,335   100,828,729
                                                                       -------------------------------------------------------
LIABILITIES:
Payables for --
   Fund shares redeemed                                                     271,240        177,744        19,771     1,827,841
   Investments purchased                                                 10,809,765        116,801     8,232,473            --
   Interest on securities sold short                                             --             --            --            --
   Accrued foreign tax on capital gains                                          --             --            --            --
   Investment advisory and management fees                                  215,444        120,003        44,368        40,478
   Service fees -- Class 2                                                   15,325         12,873            --         7,830
   Service fees -- Class 3                                                   28,863         19,593        13,865         8,524
   Trustees' fees and expenses                                                1,678            996           450           269
   Other accrued expenses                                                    96,711         75,275        52,650        36,610
   Line of credit                                                                --             --        98,890            --
Variation margin on futures contracts                                            --          1,003            --            --
Due to investment adviser for expense recoupment                              8,668             --            --            --
Due to custodian                                                                 --             --            --            --
Due to custodian for foreign cash                                                --             --            --            --
Securities sold short, at value#                                                 --             --            --            --
Unrealized depreciation on foreign bond forwards
   contracts                                                                     --             --            --            --
Unrealized depreciation on forward foreign currency
   contracts                                                                139,181             --            --            --
Unrealized depreciation on swap contracts                                        --             --            --            --
                                                                       -------------------------------------------------------
Total liabilities                                                        11,586,875        524,288     8,462,467     1,921,552
                                                                       -------------------------------------------------------
NET ASSETS                                                             $287,570,121   $213,025,085   $69,407,868   $98,907,177
                                                                       =======================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                        $232,397,109   $204,837,264   $66,931,312   $94,709,763
Accumulated undistributed net investment income (loss)                    2,675,332     10,252,665     1,912,207     4,194,023
Accumulated undistributed net realized gain (loss)
   on investments, futures contracts, options contracts,
   swap contracts, securities sold short, and foreign
   exchange transactions                                                 19,582,264     (1,164,683)      (52,947)        4,823
Unrealized appreciation (depreciation) on investments                    33,078,464       (902,042)      625,161        (1,432)
Unrealized appreciation (depreciation) on futures  contracts, options contracts, swap contracts and  foreign bond
   forward contracts                                                         67,386          1,881        (7,844)           --
Unrealized foreign exchange gain (loss) on other assets and
   liabilities                                                             (230,434)            --           (21)           --
Unrealized appreciation (depreciation) on securities sold short                  --             --            --            --
Accrued capital gains tax on unrealized appreciation (depreciation)              --             --            --            --
                                                                       -------------------------------------------------------
                                                                       $287,570,121   $213,025,085   $69,407,868   $98,907,177
                                                                       =======================================================
Class 1 (unlimited shares authorized):
Net assets                                                             $ 13,207,628   $  9,405,532   $        --   $ 6,933,428
Shares of beneficial interest issued and outstanding                      1,226,692        873,514            --       611,952
Net asset value, offering and redemption price per share               $      10.77   $      10.77   $        --   $     11.33
                                                                       =======================================================
Class 2 (unlimited shares authorized):
Net assets                                                             $126,275,404   $104,590,261   $        --   $54,476,565
Shares of beneficial interest issued and outstanding                     11,754,616      9,738,752            --     4,819,946
Net asset value, offering and redemption price per share               $      10.74   $      10.74   $        --   $     11.30
                                                                       =======================================================
Class 3 (unlimited shares authorized):
Net assets                                                             $148,087,089   $ 99,029,292   $69,407,868   $37,497,184
Shares of beneficial interest issued and outstanding                     13,812,018      9,243,502     6,668,934     3,322,752
Net asset value, offering and redemption price per share               $      10.72   $      10.71   $     10.41   $     11.28
                                                                       =======================================================

----------
* Cost
   Long-term investment securities (unaffiliated)                      $240,135,445   $198,544,132   $68,675,460   $        --
                                                                       =======================================================
   Long-term investment securities (affiliated)                        $         --   $         --   $        --   $        --
                                                                       =======================================================
   Short-term securities (unaffiliated)                                $  2,345,959   $         --   $ 4,971,889   $82,019,694
                                                                       =======================================================
   Foreign cash                                                        $  7,495,705   $         --   $     2,407   $        --
                                                                       =======================================================
# Proceeds from securities sold short                                  $         --   $         --   $        --   $        --
                                                                       =======================================================


                                                                          FOCUS         FOCUS
                                                                         GROWTH        TECHNET
------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*             $107,992,893   $39,668,766
Long-term investment securities, at value (affiliated)*                         --            --
Short-term investment securities, at value (unaffiliated)*               5,199,314         1,000
Repurchase agreements (cost equals market value)                         3,303,000     1,708,000
                                                                      --------------------------
Total investments                                                      116,495,207    41,377,766
                                                                      --------------------------
Cash                                                                        41,712         1,569
Foreign cash*                                                                   28            --
Receivables for --
   Fund shares sold                                                        535,690        68,949
   Dividends and interest                                                   26,118         5,716
   Investments sold                                                             --     1,235,182
Prepaid expenses and other assets                                            1,372           632
Due from investment adviser for expense reimbursements/
   fee waivers                                                                  --            --
Variation margin on futures contracts                                           --            --
Unrealized appreciation on foreign bond forward
   contracts                                                                    --            --
Unrealized appreciation on forward foreign currency
   contracts                                                                    --            --
Unrealized appreciation on swap contracts                                       --            --
                                                                      --------------------------
Total assets                                                           117,100,127    42,689,814
                                                                      --------------------------
LIABILITIES:
Payables for --
   Fund shares redeemed                                                    110,081        71,057
   Investments purchased                                                        --       786,037
   Interest on securities sold short                                            --            --
   Accrued foreign tax on capital gains                                         --            --
   Investment advisory and management fees                                  93,897        40,674
   Service fees -- Class 2                                                   7,770         3,021
   Service fees -- Class 3                                                   9,145         3,439
   Trustees' fees and expenses                                                 758           514
   Other accrued expenses                                                   54,740        39,464
   Line of credit                                                               --            --
Variation margin on futures contracts                                           --            --
Due to investment adviser for expense recoupment                                --         2,117
Due to custodian                                                                --            --
Due to custodian for foreign cash                                               --            --
Securities sold short, at value#                                                --            --
Unrealized depreciation on foreign bond forwards
   contracts                                                                    --            --
Unrealized depreciation on forward foreign currency
   contracts                                                                    --            --
Unrealized depreciation on swap contracts                                       --            --
                                                                      --------------------------
Total liabilities                                                          276,391       946,323
                                                                      --------------------------
NET ASSETS                                                            $116,823,736   $41,743,491
                                                                      ==========================
COMPOSITION OF NET ASSETS:
Capital paid in                                                       $107,836,689   $37,145,330
Accumulated undistributed net investment income (loss)                    (212,703)     (333,142)
Accumulated undistributed net realized gain (loss)
   on investments, futures contracts, options contracts,
   swap contracts, securities sold short, and foreign
   exchange transactions                                                (7,016,003)      273,398
Unrealized appreciation (depreciation) on investments                   16,215,753     4,657,905
Unrealized appreciation (depreciation) on futures  contracts, options contracts, swap contracts and  foreign bond
   forward contracts                                                            --            --
Unrealized foreign exchange gain (loss) on other assets and
   liabilities                                                                  --            --
Unrealized appreciation (depreciation) on securities sold short                 --            --
Accrued capital gains tax on unrealized appreciation (depreciation)             --            --
                                                                      --------------------------
                                                                      $116,823,736   $41,743,491
                                                                      ==========================
Class 1 (unlimited shares authorized):
Net assets                                                            $  5,193,013   $        --
Shares of beneficial interest issued and outstanding                       624,589            --
Net asset value, offering and redemption price per share              $       8.31   $        --
                                                                      ==========================
Class 2 (unlimited shares authorized):
Net assets                                                            $ 64,428,072   $24,762,106
Shares of beneficial interest issued and outstanding                     7,818,306     4,173,066
Net asset value, offering and redemption price per share              $       8.24   $      5.93
                                                                      ==========================
Class 3 (unlimited shares authorized):
Net assets                                                            $ 47,202,651   $16,981,385
Shares of beneficial interest issued and outstanding                     5,750,532     2,872,134
Net asset value, offering and redemption price per share              $       8.21   $      5.91
                                                                      ==========================
* Cost
   Long-term investment securities (unaffiliated)                     $ 91,777,140   $35,010,861
                                                                      ==========================
   Long-term investment securities (affiliated)                       $         --   $        --
                                                                      ==========================
   Short-term securities (unaffiliated)                               $  5,199,314   $     1,000
                                                                      ==========================
   Foreign cash                                                       $         26   $        --
                                                                      ==========================
# Proceeds from securities sold short                                 $         --   $        --
                                                                      ==========================


See Notes to Financial Statements

                                                                                           ALLOCATION
                                             FOCUS GROWTH       FOCUS       ALLOCATION      MODERATE      ALLOCATION     ALLOCATION
                                              AND INCOME        VALUE         GROWTH         GROWTH        MODERATE       BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
   (unaffiliated)*                            $69,758,259   $126,097,299   $         --   $         --   $         --   $        --
Long-term investment securities, at value
   (affiliated)*                                       --             --    117,753,758    178,764,077    123,289,421    57,938,458
Short-term investment securities, at value
   (unaffiliated)*                              1,648,000             --             --             --             --            --
Repurchase agreements (cost equals market
   value)                                       2,514,000      7,887,000             --             --             --            --
                                             --------------------------------------------------------------------------------------
Total investments                              73,920,259    133,984,299    117,753,758    178,764,077    123,289,421    57,938,458
                                             --------------------------------------------------------------------------------------
Cash                                                  939          1,835        645,408      2,552,012        299,389        13,884
Foreign cash*                                          41         35,370             --             --             --            --
Receivables for --
   Fund shares sold                               166,379        322,858        185,184        305,829        769,982       517,328
   Dividends and interest                          42,452        297,509             --             --             --            --
   Investments sold                               868,456      3,941,905             --             --             --            --
Prepaid expenses and other assets                   1,965          7,154            493            731            569           392
Due from investment adviser for expense
   reimbursements/fee waivers                          --             --             --             --             --            --
Variation margin on futures contracts                  --             --             --             --             --            --
Unrealized appreciation on foreign bond
   forward contracts                                   --             --             --             --             --            --
Unrealized appreciation on forward foreign
   currency contracts                                  --             --             --             --             --            --
Unrealized appreciation on swap contracts              --             --             --             --             --            --
                                             --------------------------------------------------------------------------------------
Total assets                                   75,000,491    138,590,930    118,584,843    181,622,649    124,359,361    58,470,062
                                             --------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
   Fund shares redeemed                           137,115        414,361         61,928        188,599         36,823       250,894
   Investments purchased                               --      1,984,077        645,408      2,552,012        299,389        13,884
   Interest on securities sold short                   --             --             --             --             --            --
   Accrued foreign tax on capital gains                --             --             --             --             --            --
   Investment advisory and management fees         59,675        108,456          9,114         13,809          9,687         4,654
   Service fees -- Class 2                          5,400          9,642             --             --             --            --
   Service fees -- Class 3                          5,919         11,045             --             --             --            --
   Trustees' fees and expenses                        538            782            603            887            671           469
   Other accrued expenses                          41,147         64,675         31,681         40,393         30,657        26,537
   Line of credit                                      --             --             --             --             --            --
Variation margin on futures contracts                  --             --             --             --             --            --
Due to investment adviser for expense
   recoupment                                          --             --             --             --             --            --
Due to custodian                                       --             --             --             --             --            --
Due to custodian for foreign cash                      --             --             --             --             --            --
Securities sold short, at value#                       --             --             --             --             --            --
Unrealized depreciation on foreign bond
   forwards contracts                                  --             --             --             --             --            --
Unrealized depreciation on forward foreign
   currency contracts                                  --             --             --             --             --            --
Unrealized depreciation on swap contracts              --             --             --             --             --            --
                                             --------------------------------------------------------------------------------------
Total liabilities                                 249,794      2,593,038        748,734      2,795,700        377,227       296,438
                                             --------------------------------------------------------------------------------------
NET ASSETS                                    $74,750,697   $135,997,892   $117,836,109   $178,826,949   $123,982,134   $58,173,624
                                             ======================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                               $56,185,599   $102,537,037   $110,678,309   $169,455,193   $117,571,060   $55,146,490
Accumulated undistributed net investment
   income (loss)                                  896,335      1,086,720        (64,500)       (96,335)       (69,903)      (59,083)
Accumulated undistributed net realized
   gain (loss) on investments, futures
   contracts, options contracts, swap
   contracts, securities sold short, and
   foreign  exchange transactions               6,951,998     10,725,276      1,020,726      1,707,723      1,018,182       732,835
Unrealized appreciation (depreciation) on
   investments                                 10,716,762     21,649,765      6,201,574      7,760,368      5,462,795     2,353,382
Unrealized appreciation (depreciation) on
futures contracts, options contracts, swap
contracts and foreign bond  forward
   contracts                                           --             --             --             --             --            --
Unrealized foreign exchange gain (loss) on
   other assets and liabilities                         3           (906)            --             --             --            --
Unrealized appreciation (depreciation) on
   securities sold short                               --             --             --             --             --            --
Accrued capital gains tax on unrealized
   appreciation (depreciation)                         --             --             --             --             --            --
                                             --------------------------------------------------------------------------------------
                                              $74,750,697   $135,997,892   $117,836,109   $178,826,949   $123,982,134   $58,173,624
                                             ======================================================================================
Class 1 (unlimited shares authorized):
Net assets                                    $        --   $         --   $         --   $         --   $         --   $        --
Shares of beneficial interest issued and
outstanding                                            --             --             --             --             --            --
Net asset value, offering and redemption
   price per share                            $        --   $         --   $         --   $         --   $         --   $        --
                                             ======================================================================================
Class 2 (unlimited shares authorized):
Net assets                                    $44,912,310   $ 80,090,131   $         --   $         --   $         --   $        --
Shares of beneficial interest issued and
outstanding                                     4,051,328      4,845,270             --             --             --            --
Net asset value, offering and redemption
   price per share                            $     11.09   $      16.53   $         --   $         --   $         --   $        --
                                             ======================================================================================
Class 3 (unlimited shares authorized):
Net assets                                    $29,838,387   $ 55,907,761   $117,836,109   $178,826,949   $123,982,134   $58,173,624
Shares of beneficial interest issued and
   outstanding                                  2,699,665      3,389,676     10,205,682     15,820,475     11,196,900     5,399,693
Net asset value, offering and redemption
   price per share                            $     11.05   $      16.49   $      11.55   $      11.30   $      11.07   $     10.77
                                             ======================================================================================
* Cost
   Long-term investment securities
   (unaffiliated)                             $59,041,497   $104,447,534   $         --   $         --   $         --   $        --
                                             ======================================================================================
   Long-term investment securities
   (affiliated)                               $        --   $         --   $111,552,184   $171,003,709   $117,826,626   $55,585,076
                                             ======================================================================================
   Short-term securities (unaffiliated)       $ 1,648,000   $         --   $         --   $         --   $         --   $        --
                                             ======================================================================================
   Foreign cash                               $        37   $     35,962   $         --   $         --   $         --   $        --
                                             ======================================================================================
   # Proceeds from securities sold short      $        --   $         --   $         --   $         --   $         --   $        --
                                             ======================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MULTI-      MULTI-                 ASSET
                                                            MULTI-     MANAGED    MANAGED     MULTI-   ALLOCATION:
                                                           MANAGED    MODERATE    INCOME/     MANAGED  DIVERSIFIED
                                                            GROWTH     GROWTH      EQUITY     INCOME      GROWTH      STOCK
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                              $   435,614  $   672,248 $   437,658 $  170,468 $ 3,624,022 $1,610,700
   Dividends (affiliated)                                         --           --          --         --          --         --
   Interest (unaffiliated)                                 1,310,333    3,564,746   4,444,871  3,763,106   2,147,004    149,689
   Interest (affiliated)                                          --           --          --         --          --         --
                                                         ----------------------------------------------------------------------
      Total investment income*                             1,745,947    4,236,994   4,882,529  3,933,574   5,771,026  1,760,389
                                                         ----------------------------------------------------------------------

EXPENSES:
   Investment advisory and management fees                   660,506    1,210,037     951,526    627,695   1,600,837  1,291,363
   Service fees
      Class 2                                                 59,402      129,185     110,030     77,181     173,377    135,932
      Class 3                                                 37,273       79,713      64,780     39,031     102,159     80,904
   Custodian and accounting fees                             122,723      131,672     119,010    127,302     273,965     59,741
   Reports to shareholders                                     8,952       17,487      13,132      7,711      22,926     17,776
   Auditing and tax fees                                      16,189       16,189      16,189     16,189      15,395      6,638
   Legal fees                                                  1,086        1,608       1,103        689       1,810      1,451
   Trustees' fees and expenses                                 3,505        6,593       5,330      3,684       8,791      6,923
   Interest expense                                              121          185         444        102       6,937         --
   Other expenses                                              7,599       10,494       9,164      8,094      10,299      6,043
                                                         ----------------------------------------------------------------------
      Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody
         credits and fees paid indirectly                    917,356    1,603,163   1,290,708    907,678   2,216,496  1,606,771
      Net (fees waived and expenses reimbursed)/recouped
         by investment adviser (Note 4)                           --           --          --         --    (192,271)        --
      Custody credits earned on cash balances                 (8,349)     (12,300)     (8,077)    (4,377)     (1,526)      (794)
      Fees paid indirectly (Note 5)                          (14,335)     (23,734)     (1,373)      (551)    (24,519)    (5,264)
                                                         ----------------------------------------------------------------------
Net expenses                                                 894,672    1,567,129   1,281,258    902,750   1,998,180  1,600,713
                                                         ----------------------------------------------------------------------
Net investment income (loss)                                 851,275    2,669,865   3,601,271  3,030,824   3,772,846    159,676
                                                         ----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS
   AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments
      (unaffiliated)**                                     5,596,866    4,769,475   2,514,688    416,674  13,232,278  8,813,819
   Net realized gain (loss) on investments (affiliated)           --           --          --         --          --         --
   Net realized gain (loss) on securities sold short              --           --          --         --       4,813         --
   Net realized gain (loss) on futures contracts,
      options contracts and swap contracts                   (11,024)     (56,756)    (93,530)  (122,243)  1,439,379         --
   Net realized foreign exchange gain (loss) on other
      assets and liabilities                                     860       17,247      30,482     29,581  (2,196,883)    12,119
   Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note 4)            --           --          --         --          --         --
   Net increase from payments by affiliates                       --           --          --         --          --         --
                                                         ----------------------------------------------------------------------
      currencies                                           5,586,702    4,729,966   2,451,640    324,012  12,479,587  8,825,938
                                                         ----------------------------------------------------------------------
   Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)                          (7,501,858)  (6,661,014) (1,473,059)   619,537  (6,694,881)(2,194,040)
   Change in unrealized appreciation (depreciation) on
      investments (affiliated)                                    --           --          --         --          --         --
   Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts, swap
      contracts and foreign bond forward contracts           (18,389)     (68,357)    (93,870)   (85,004)  3,472,015         --
   Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities                            21,787       77,622      95,858     93,114   1,011,219      3,874
   Change in unrealized appreciation (depreciation) on
      securities sold short                                       23           31          76         31      (3,112)        --
   Change in accrued capital gains tax on unrealized
      appreciation (depreciation)                                 --           --          --         --      (4,551)   (77,261)
                                                         ----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
      currencies                                          (7,498,437)  (6,651,718) (1,470,995)   627,678  (2,219,310)(2,267,427)
                                                         ----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments and foreign currencies                  (1,911,735)  (1,921,752)    980,645    951,690  10,260,277  6,558,511
                                                         ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                            $(1,060,460) $   748,113 $ 4,581,916 $3,982,514 $14,033,123 $6,718,187
                                                         ======================================================================
----------
*    Net of foreign withholding taxes on interest and
     dividends of                                        $     3,532  $     5,327 $       729 $    1,436 $   208,596 $   62,660
                                                         ======================================================================

**   Net of foreign withholding taxes on capital gains
     of                                                  $        --  $       --  $        -- $       -- $     2,940 $   11,935
                                                         ======================================================================

See Notes to Financial Statements

                                                     LARGE CAP    LARGE CAP   LARGE CAP      MID CAP       MID CAP
                                                       GROWTH     COMPOSITE     VALUE        GROWTH         VALUE       SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                         $   977,697  $  351,941  $ 2,621,560  $    454,509  $  1,747,042  $    717,499
   Dividends (affiliated)                                 5,234       1,213        4,407            --            --            --
   Interest (unaffiliated)                              172,572      29,860      156,236        92,912        74,401       296,143
   Interest (affiliated)                                     --          --           --            --            --            --
                                                    ------------------------------------------------------------------------------
      Total investment income*                        1,155,503     383,014    2,782,203       547,421     1,821,443     1,013,642
                                                    ------------------------------------------------------------------------------

EXPENSES:
   Investment advisory and management fees              759,411     180,994      956,340       648,789       813,851       679,522
   Service fees
      Class 2                                            65,653      22,874       87,227        68,130        88,941        57,005
      Class 3                                           114,313      13,949      134,574        59,974        70,610        92,637
   Custodian and accounting fees                         94,257      61,495       93,036        79,834        74,873       121,660
   Reports to shareholders                               16,191       2,848       16,916        12,033        13,478        13,815
   Auditing and tax fees                                 16,217      16,191       16,190        16,190        16,190        16,190
   Legal fees                                             2,249         798        2,342         1,812         1,643         2,016
   Trustees' fees and expenses                            4,637       1,214        5,441         3,825         4,640         3,949
   Interest expense                                          --          --           --           312            --            --
   Other expenses                                         7,868       4,518        8,641         7,212         8,451         6,254
                                                    ------------------------------------------------------------------------------
      Total expenses before fee waivers, expense
         reimbursements, expense recoupments,
         custody credits and fees paid indirectly     1,080,796     304,881    1,320,707       898,111     1,092,677       993,048
      Net (fees waived and expenses
         reimbursed)/recouped by investment
         adviser                                             --     (22,571)          --            --            --        52,262
      Custody credits earned on cash balances            (8,382)       (229)        (483)       (1,233)       (1,636)       (1,351)
      Fees paid indirectly (Note 5)                        (961)     (1,526)        (376)          (29)       (1,603)      (26,569)
                                                    ------------------------------------------------------------------------------
Net expenses                                          1,071,453     280,555    1,319,848       896,849     1,089,438     1,017,390
                                                    ------------------------------------------------------------------------------
Net investment income (loss)                             84,050     102,459    1,462,355      (349,428)      732,005        (3,748)
                                                    ------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN  CURRENCIES:
   Net realized gain (loss) on investments
      (unaffiliated)**                                3,802,770     904,133    5,010,803     7,177,190    11,031,945     3,537,253
   Net realized gain (loss) on investments
      (affiliated)                                           --          --           --            --            --            --
   Net realized gain (loss) on securities sold
      short                                                  --          --           --            --            --            --
   Net realized gain (loss) on futures contracts,
      options contracts and swap contracts              (11,828)     (9,795)       5,918       (67,665)       (9,030)      (78,010)
   Net realized foreign exchange gain (loss) on
      other assets and liabilities                         (889)      1,182          253         4,050            --            --
   Net realized gain (loss) on disposal of
      investments, in violation of investment
      restrictions (Note 4)                                  --          --           --            --            --            --
   Net increase from payments by affiliates                  --          --           --            --            --            --
                                                    ------------------------------------------------------------------------------
   Net realized gain (loss) on investments and
      foreign currencies                              3,790,053     895,520    5,016,974     7,113,575    11,022,915     3,459,243
                                                    ------------------------------------------------------------------------------
   Change in unrealized appreciation
      (depreciation) on investments (unaffiliated)   (5,299,153)    513,470    8,212,744   (14,079,163)  (10,494,106)  (10,499,433)
   Change in unrealized appreciation
      (depreciation) on investments (affiliated)         19,706         735       11,333            --            --            --
   Change in unrealized appreciation
      (depreciation) on futures contracts, options
      contracts, swap contracts and foreign bond
      forward contracts                                  11,917       5,031        8,955       (10,851)       (7,250)      (65,350)
   Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities                 70         437          (82)         (128)           --            --
   Change in unrealized appreciation
      (depreciation) on securities sold short                --          --           --            --            --            --
   Change in accrued capital gains tax on
      unrealized appreciation (depreciation)                 --      (4,395)          --            --            --            --
                                                    ------------------------------------------------------------------------------
   Net unrealized gain (loss) on investments and
      foreign currencies                             (5,267,460)    515,278    8,232,950   (14,090,142)  (10,501,356)  (10,564,783)
                                                    ------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments and foreign currencies             (1,477,407)  1,410,798   13,249,924    (6,976,567)      521,559    (7,105,540)
                                                    ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        $(1,393,357) $1,513,257  $14,712,279  $ (7,325,995) $  1,253,564  $ (7,109,288)
                                                    ==============================================================================
----------
* Net of foreign withholding taxes on interest
  and dividends of                                  $     4,292  $    3,310  $     4,416  $      2,496  $      1,031  $         --
                                                    ==============================================================================
** Net of foreign withholding taxes on capital
   gains of                                         $        --  $    6,443  $        --  $         --  $         --  $         --
                                                    ==============================================================================

See Notes to Financial Statements

                                                           DIVERSIFIED    STRATEGIC
                                           INTERNATIONAL      FIXED         FIXED        CASH          FOCUS         FOCUS
                                               EQUITY         INCOME       INCOME     MANAGEMENT      GROWTH        TECHNET
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                 $ 3,897,658     $   18,879   $       --   $       --   $    259,006   $    27,062
   Dividends (affiliated)                            --             --           --           --             --            --
   Interest (unaffiliated)                      150,987      4,854,448    1,799,920    2,635,001        264,175        35,419
   Interest (affiliated)                             --             --           --           --             --            --
                                            ---------------------------------------------------------------------------------
      Total investment income*                4,048,645      4,873,327    1,799,920    2,635,001        523,181        62,481
                                            ---------------------------------------------------------------------------------
EXPENSES:
   Investment advisory and management
      fees                                    1,210,129        690,418      231,703      228,693        568,456       281,297
   Service fees
      Class 2                                    91,627         77,844           --       45,586         48,991        21,935
      Class 3                                   150,673        104,713       73,009       43,055         51,569        22,045
   Custodian and accounting fees                358,956         67,323       56,315       17,904         44,623        31,342
   Reports to shareholders                       22,649         12,203        5,217        4,635          8,782         4,508
   Auditing and tax fees                         22,408         18,588          496       18,588         14,053        14,298
   Legal fees                                     3,547          1,361        1,330          862          1,258         1,008
   Trustees' fees and expenses                    6,257          4,450        1,493        1,949          2,848         1,459
   Interest expense                                 876             --          152           --             --         1,298
   Other expenses                                 8,123          5,774        2,249        2,560          6,095         5,106
                                            ---------------------------------------------------------------------------------
      Total expenses before fee waivers,
         expense reimbursements, expense
         recoupments, custody credits
         and fees paid indirectly             1,875,245        982,674      371,964      363,832        746,675       384,296
      Net (fees waived and expenses
         reimbursed)/recouped by
         investment adviser                      27,041             --           --           --             --        11,344
      Custody credits earned on cash
         balances                                  (946)          (464)        (301)        (201)        (7,806)          (22)
      Fees paid indirectly (Note 5)                (180)            --           --           --         (2,985)           --
                                            ---------------------------------------------------------------------------------
Net expenses                                  1,901,160        982,210      371,663      363,631        735,884       395,618
                                            ---------------------------------------------------------------------------------
Net investment income (loss)                  2,147,485      3,891,117    1,428,257    2,271,370       (212,703)     (333,137)
                                            ---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
   (unaffiliated)**                           8,533,843       (460,157)     (10,872)        (227)    (2,430,948)   (1,004,637)
Net realized gain (loss) on investments
   (affiliated)                                      --             --           --           --             --            --
Net realized gain (loss) on securities
   sold short                                        --             --           --           --             --            --
Net realized gain (loss) on futures
   contracts, options contracts and swap
   contracts                                    (80,395)        20,759      (16,316)          --             --            --
Net realized foreign exchange gain
   (loss) on other assets and
   liabilities                                  188,889             --           38           --             --          (611)
Net realized gain (loss) on disposal of
   investments, in violation of
   investment restrictions (Note 4)                  --             --           --       (1,940)            --            --
Net increase from payments by affiliates             --             --           --        1,940             --            --
                                            ---------------------------------------------------------------------------------
Net realized gain (loss) on investments
   and foreign currencies                     8,642,337       (439,398)     (27,150)        (227)    (2,430,948)   (1,005,248)
                                            ---------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) on investments
   (unaffiliated)                            (5,273,362)     3,027,709      752,506       23,458     (7,972,731)   (3,363,555)
Change in unrealized appreciation
   (depreciation) on investments
   (affiliated)                                      --             --           --           --             --            --
Change in unrealized appreciation
   (depreciation) on futures contracts,
   options contracts, swap contracts and
   foreign bond forward contracts                (5,013)        (2,588)      (7,844)          --             --            --
Change in unrealized foreign exchange
   gain (loss) on other assets and
   liabilities                                   14,945             --           17           --             (2)           --
Change in unrealized appreciation
   (depreciation) on securities sold
   short                                             --             --           --           --             --            --
Change in accrued capital gains tax on
   unrealized appreciation
   (depreciation)                                    --             --           --           --             --            --
                                            ---------------------------------------------------------------------------------
Net unrealized gain (loss) on
   investments and foreign currencies        (5,263,430)     3,025,121      744,679       23,458     (7,972,733)   (3,363,555)
                                            ---------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments and foreign currencies      3,378,907      2,585,723      717,529       23,231    (10,403,681)   (4,368,803)
                                            ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                $ 5,526,392     $6,476,840   $2,145,786   $2,294,601   $(10,616,384)  $(4,701,940)
                                            =================================================================================

----------
*  Net of foreign withholding taxes on
   interest and dividends of                $   330,129     $    2,422   $       47   $       --   $      4,702   $        --
                                            =================================================================================
** Net of foreign withholding taxes on
   capital gains of                         $        --     $       --   $       --   $       --   $         --   $        --
                                            =================================================================================

See Notes to Financial Statements

                                               FOCUS
                                               GROWTH                            ALLOCATION
                                                AND         FOCUS    ALLOCATION   MODERATE   ALLOCATION  ALLOCATION
                                               INCOME       VALUE      GROWTH      GROWTH     MODERATE    BALANCED
                                            -----------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                 $   559,478  $1,405,218  $       --  $       --  $       --  $       --
   Dividends (affiliated)                            --          --          --          --          --          --
   Interest (unaffiliated)                      155,460      74,394          --          --          --          --
   Interest (affiliated)                             --          --          --          --          --          --
                                            -----------------------------------------------------------------------
      Total investment income*                  714,938   1,479,612          --          --          --          --
                                            -----------------------------------------------------------------------
EXPENSES:
   Investment advisory and management fees      362,951     602,015      44,124      67,961      46,671      24,597
   Service fees
      Class 2                                    33,749      54,810          --          --          --          --
      Class 3                                    34,490      59,153          --          --          --          --
   Custodian and accounting fees                 30,720      55,316       4,506       8,828      13,486      13,404
   Reports to shareholders                        4,605       8,914       9,012      14,549       9,888       5,271
   Auditing and tax fees                         14,055      14,054       2,775       2,775       2,775       2,775
   Legal fees                                       893       1,536       2,067       2,938       2,142       1,426
   Trustees' fees and expenses                    1,862       2,917       2,169       3,297       2,322       1,380
   Interest expense                                 181          --          --          --          --          --
   Other expenses                                 5,686       5,594       2,135       2,620       2,419       2,185
                                            -----------------------------------------------------------------------
      Total expenses before fee waivers,
         expense reimbursements, expense
         recoupments, custody credits
         and fees paid indirectly               489,192     804,309      66,788     102,968      79,703      51,038
      Net (fees waived and expenses
         reimbursed)/recouped by
            investment adviser                       --          --          --          --          --      14,427
      Custody credits earned on cash
         balances                                  (155)       (289)     (2,288)     (6,633)     (9,800)     (6,382)
      Fees paid indirectly (Note 5)                  --      (3,423)         --          --          --          --
                                            -----------------------------------------------------------------------
Net expenses                                    489,037     800,597      64,500      96,335      69,903      59,083
                                            -----------------------------------------------------------------------
Net investment income (loss)                    225,901     679,015     (64,500)    (96,335)    (69,903)    (59,083)
                                            -----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments
      (unaffiliated)**                        3,954,213   7,625,988          --          --          --          --
   Net realized gain (loss) on investments
      (affiliated)                                   --          --     473,651     929,099     424,248     219,992
   Net realized gain (loss) on securities
      sold short                                     --          --          --          --          --          --
   Net realized gain (loss) on futures
      contracts, options contracts and
      swap contracts                                 --          --          --          --          --          --
   Net realized foreign exchange gain
      (loss) on other assets and
      liabilities                                    --        (881)         --          --          --          --
   Net realized gain (loss) on disposal of
      investments,  in violation of
      investment restrictions (Note 4)               --          --          --          --          --          --
   Net increase from payments by
      affiliates                                     --          --          --          --          --          --
                                            -----------------------------------------------------------------------
   Net realized gain (loss) on investments
      and foreign  currencies                 3,954,213   7,625,107     473,651     929,099     424,248     219,992
                                            -----------------------------------------------------------------------
   Change in unrealized appreciation
      (depreciation) on investments
      (unaffiliated)                         (1,014,262)  1,647,007          --          --          --          --
      Change in unrealized appreciation
      (depreciation) on investments
      (affiliated)                                   --          --   1,641,683   2,493,827   2,279,417   1,151,092
   Change in unrealized appreciation
      (depreciation) on futures
      contracts, options contracts, swap
      contracts and foreign bond forward
      contracts                                      --          --          --          --          --          --
   Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities                                    --        (419)         --          --          --          --
   Change in unrealized appreciation
      (depreciation) on securities sold
      short                                          --          --          --          --          --          --
   Change in accrued capital gains tax on
      unrealized appreciation
      (depreciation)                                 --          --          --          --          --          --
                                            -----------------------------------------------------------------------
   Net unrealized gain (loss) on
      investments and foreign currencies     (1,014,262)  1,646,588   1,641,683   2,493,827   2,279,417   1,151,092
                                            -----------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments and foreign
      currencies                              2,939,951   9,271,695   2,115,334   3,422,926   2,703,665   1,371,084
                                            -----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS             $ 3,165,852  $9,950,710  $2,050,834  $3,326,591  $2,633,762  $1,312,001
                                            =======================================================================

----------
* Net of foreign withholding taxes on
   interest and dividends of                $        --  $   10,307  $       --  $       --  $       --  $       --
                                            =======================================================================
** Net of foreign withholding taxes on
   capital gains of                         $        --  $       --  $       --  $       --  $       --  $       --
                                            =======================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                               MULTI-MANAGED                  MULTI-MANAGED
                                            MULTI-MANAGED GROWTH              MODERATE GROWTH                 INCOME/EQUITY
                                        ------------------------------------------------------------------------------------------
                                           FOR THE                        FOR THE                        FOR THE
                                         PERIOD ENDED   FOR THE YEAR    PERIOD ENDED      FOR THE      PERIOD ENDED   FOR THE YEAR
                                        SEPTEMBER 30,       ENDED      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,       ENDED
                                             2006         MARCH 31,         2006         MARCH 31,         2006         MARCH 31,
                                         (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)        2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)             $    851,275   $  1,156,179    $  2,669,865   $  4,154,935    $  3,601,271   $  6,386,014
Net realized gain (loss) on
   investments and foreign currencies       5,586,702     20,528,698       4,729,966     28,367,799       2,451,640     12,759,108
Net unrealized gain (loss) on
   investments and foreign currencies      (7,498,437)    (2,628,290)     (6,651,718)    (4,094,694)     (1,470,995)    (4,734,426)
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               (1,060,460)    19,056,587         748,113     28,428,040       4,581,916     14,410,696
                                        ------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                   --       (349,796)             --       (731,022)             --       (980,337)
Net investment income -- Class 2                   --       (532,778)             --     (2,078,726)             --     (3,323,279)
Net investment income -- Class 3                   --       (138,884)             --       (641,481)             --     (1,036,150)
Net realized gain on investments --
   Class 1                                         --             --              --             --              --             --
Net realized gain on investments --
   Class 2                                         --             --              --             --              --             --
Net realized gain on investments --
   Class 3                                         --             --              --             --              --             --
                                        ------------------------------------------------------------------------------------------
Total distributions to shareholders                --     (1,021,458)             --     (3,451,229)             --     (5,339,766)
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 7)                   (1,944,704)   (10,439,167)     (1,040,330)    (4,653,790)     (9,790,258)    (7,430,916)
                                        ------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  (3,005,164)     7,595,962        (292,217)    20,323,021      (5,208,342)     1,640,014
NET ASSETS:
Beginning of period                       155,097,879    147,501,917     292,227,835    271,904,814     241,855,415    240,215,401
                                        ------------------------------------------------------------------------------------------
End of period+                           $152,092,715   $155,097,879    $291,935,618   $292,227,835    $236,647,073   $241,855,415
                                        ==========================================================================================

----------
+ Includes accumulated undistributed
  net investment income (loss)           $  1,997,013   $  1,145,738    $  6,812,457   $  4,142,592    $  9,951,793   $  6,350,522
                                        ==========================================================================================

See Notes to Financial Statements

                                                                                   ASSET
                                                MULTI-MANAGED                   ALLOCATION:
                                                   INCOME                   DIVERSIFIED GROWTH                    STOCK
                                        ------------------------------------------------------------------------------------------
                                           FOR THE                        FOR THE                        FOR THE
                                         PERIOD ENDED   FOR THE YEAR    PERIOD ENDED      FOR THE      PERIOD ENDED   FOR THE YEAR
                                        SEPTEMBER 30,       ENDED      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,       ENDED
                                             2006         MARCH 31,         2006         MARCH 31,         2006         MARCH 31,
                                         (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)        2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)             $  3,030,824   $  5,854,752    $  3,772,846   $  6,237,817    $    159,676   $    598,515
Net realized gain (loss) on
   investments and foreign currencies         324,012      4,519,518      12,479,587     21,489,867       8,825,938     29,813,583
Net unrealized gain (loss) on
   investments and foreign currencies         627,678     (3,471,007)     (2,219,310)    22,354,350      (2,267,427)    13,854,639
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting  from operations               3,982,514      6,903,263      14,033,123     50,082,034       6,718,187     44,266,737
                                        ------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                   --     (1,074,887)             --     (1,100,000)             --       (329,037)
Net investment income -- Class 2                   --     (3,294,895)             --     (2,882,308)             --       (680,617)
Net investment income -- Class 3                   --       (848,010)             --       (833,042)             --       (160,371)
Net realized gain on investments --
   Class 1                                         --             --              --             --              --             --
Net realized gain on investments --
   Class 2                                         --             --              --             --              --             --
Net realized gain on investments --
   Class 3                                         --             --              --             --              --             --
                                        ------------------------------------------------------------------------------------------
Total distributions to shareholders                --     (5,217,792)             --     (4,815,350)             --     (1,170,025)
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting  from capital share
   transactions (Note 7)                  (13,327,792)   (10,803,193)    (23,332,828)   (31,618,817)    (13,781,242)   (31,456,435)
                                        ------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  (9,345,278)    (9,117,722)     (9,299,705)    13,647,867      (7,063,055)    11,640,277
NET ASSETS:
Beginning of period                       170,981,545    180,099,267     392,946,734    379,298,867     315,251,851    303,611,574
                                        ------------------------------------------------------------------------------------------
End of period+                           $161,636,267   $170,981,545    $383,647,029   $392,946,734    $308,188,796   $315,251,851
                                        ==========================================================================================

----------
+ Includes accumulated undistributed
  net investment income (loss)           $  8,849,264   $  5,818,440    $ 10,032,804   $  6,259,958    $    688,304   $    504,163
                                        ==========================================================================================

See Notes to Financial Statements

                                                 LARGE CAP GROWTH            LARGE CAP COMPOSITE            LARGE CAP VALUE
                                           ---------------------------   ---------------------------  ---------------------------
                                              FOR THE                       FOR THE                      FOR THE
                                           PERIOD ENDED   FOR THE YEAR   PERIOD ENDED   FOR THE YEAR  PERIOD ENDED   FOR THE YEAR
                                           SEPTEMBER 30,      ENDED      SEPTEMBER 30,      ENDED     SEPTEMBER 30,      ENDED
                                                 2006       MARCH 31,          2006       MARCH 31,         2006       MARCH 31,
                                            (UNAUDITED)       2006        (UNAUDITED)       2006       (UNAUDITED)       2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)               $     84,050   $    (60,095)   $   102,459   $   178,242    $  1,462,355  $  2,220,608
Net realized gain (loss) on investments
  and foreign currencies                      3,790,053     10,203,607        895,520     2,094,885       5,016,974     9,122,131
Net unrealized gain (loss) on investments
  and foreign currencies                     (5,267,460)     8,409,351        515,278     2,127,541       8,232,950    10,079,511
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (1,393,357)    18,552,863      1,513,257     4,400,668      14,712,279    21,422,250
                                           --------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                     --        (43,762)            --       (27,648)             --      (135,721)
Net investment income -- Class 2                     --       (175,057)            --      (175,640)             --      (886,260)
Net investment income -- Class 3                     --        (66,165)            --       (46,983)             --      (459,123)
Net realized gain on
  investments -- Class 1                             --             --             --            --              --       (82,290)
Net realized gain on
  investments -- Class 2                             --             --             --            --              --      (627,383)
Net realized gain on
  investments -- Class 3                             --             --             --            --              --      (367,385)
                                           --------------------------------------------------------------------------------------
Total distributions to shareholders                  --       (284,984)            --      (250,271)             --    (2,558,162)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 7)                     32,699,905     42,876,786      1,102,942       627,908      40,768,561    40,801,344
                                           --------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      31,306,548     61,144,665      2,616,199     4,778,305      55,480,840    59,665,432
NET ASSETS:
Beginning of period                         179,908,430    118,763,765     45,748,417    40,970,112     216,503,307   156,837,875
                                           --------------------------------------------------------------------------------------
End of period+                             $211,214,978   $179,908,430    $48,364,616   $45,748,417    $271,984,147  $216,503,307
                                           ======================================================================================

----------
+  Includes accumulated undistributed net
   investment income (loss)                $     83,537   $       (513)   $   279,991   $   176,183    $  3,682,014  $  2,219,659
                                           ======================================================================================

See Notes to Financial Statements

                                                  MID CAP GROWTH                 MID CAP VALUE                   SMALL CAP
                                           ----------------------------   ---------------------------   ---------------------------
                                              FOR THE                       FOR THE                       FOR THE
                                           PERIOD ENDED   FOR THE YEAR   PERIOD ENDED   FOR THE YEAR    PERIOD ENDED  FOR THE YEAR
                                           SEPTEMBER 30,      ENDED      SEPTEMBER 30,      ENDED      SEPTEMBER 30,      ENDED
                                                 2006       MARCH 31,          2006       MARCH 31,          2006       MARCH 31,
                                            (UNAUDITED)       2006        (UNAUDITED)       2006        (UNAUDITED)       2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)               $   (349,428)  $   (392,221)  $    732,005   $  1,068,547   $     (3,748)  $   (197,257)
Net realized gain (loss) on investments
  and foreign currencies                      7,113,575     11,853,259     11,022,915     19,179,189      3,459,243      8,939,832
Net unrealized gain (loss) on investments
  and foreign currencies                    (14,090,142)    17,432,169    (10,501,356)     6,194,816    (10,564,783)    14,512,275
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (7,325,995)    28,893,207      1,253,564     26,442,552     (7,109,288)    23,254,850
                                           ---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                     --             --             --       (104,349)            --             --
Net investment income -- Class 2                     --             --             --       (557,673)            --             --
Net investment income -- Class 3                     --             --             --       (180,555)            --             --
Net realized gain on
  investments -- Class 1                             --       (416,063)            --     (1,062,797)            --        (93,413)
Net realized gain on
  investments -- Class 2                             --     (2,593,837)            --     (7,232,394)            --       (620,046)
Net realized gain on
  investments -- Class 3                             --     (1,030,815)            --     (2,890,679)            --       (413,475)
                                           ---------------------------------------------------------------------------------------
Total distributions to shareholders                  --     (4,040,715)            --    (12,028,447)            --     (1,126,934)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                       5,646,812     13,916,726     (2,459,353)    17,400,667     24,068,310     32,523,720
                                           ---------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (1,679,183)    38,769,218     (1,205,789)    31,814,772     16,959,022     54,651,636

NET ASSETS:
Beginning of period                         156,577,482    117,808,264    196,719,271    164,904,499    156,390,902    101,739,266
                                           ---------------------------------------------------------------------------------------
End of period+                             $154,898,299   $156,577,482   $195,513,482   $196,719,271   $173,349,924   $156,390,902
                                           =======================================================================================

----------
+  Includes accumulated undistributed net
   investment income (loss)                $   (349,908)  $       (480)  $  1,800,558   $  1,068,553   $     (3,748)  $         --
                                           =======================================================================================

See Notes to Financial Statements

                                            INTERNATIONAL EQUITY         DIVERSIFIED FIXED INCOME        STRATEGIC FIXED INCOME
                                        ----------------------------   ----------------------------   ----------------------------
                                           FOR THE                        FOR THE                        FOR THE
                                         PERIOD ENDED   FOR THE YEAR    PERIOD ENDED   FOR THE YEAR    PERIOD ENDED   FOR THE YEAR
                                        SEPTEMBER 30,       ENDED      SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED
                                             2006         MARCH 31,         2006         MARCH 31,        2006          MARCH 31,
                                         (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)        2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)            $   2,147,485   $  1,178,548    $  3,891,117   $  6,361,548    $ 1,428,257     $ 1,480,035
Net realized gain (loss) on
   investments and foreign currencies       8,642,337     10,986,345        (439,398)      (638,124)       (27,150)         50,604
Net unrealized gain (loss) on
   investments and foreign currencies      (5,263,430)    28,819,742       3,025,121     (3,845,254)       744,679         463,930
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                5,526,392     40,984,635       6,476,840      1,878,170      2,145,786       1,994,569
                                        ------------------------------------------------------------------------------------------
DISTRIBUTIONS TO  SHAREHOLDERS FROM:
Net investment income -- Class 1                   --        (50,356)             --       (339,352)            --              --
Net investment income -- Class 2                   --       (375,207)             --     (3,414,999)            --              --
Net investment income -- Class 3                   --       (208,956)             --     (1,715,798)            --      (1,058,051)
Net realized gain on investments --
   Class 1                                         --       (142,726)             --        (49,276)            --              --
Net realized gain on investments --
   Class 2                                         --     (1,414,631)             --       (520,898)            --              --
Net realized gain on investments --
   Class 3                                         --     (1,020,128)             --       (270,814)            --         (48,353)
                                        ------------------------------------------------------------------------------------------
Total distributions to shareholders                --     (3,212,004)             --     (6,311,137)            --      (1,106,404)
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 7)                   48,786,465     73,695,041      15,010,751     29,948,607     19,145,966      30,035,367
                                        ------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  54,312,857    111,467,672      21,487,591     25,515,640     21,291,752      30,923,532

NET ASSETS:
Beginning of period                       233,257,264    121,789,592     191,537,494    166,021,854     48,116,116      17,192,584
                                        ------------------------------------------------------------------------------------------
End of period+                          $ 287,570,121   $233,257,264    $213,025,085   $191,537,494    $69,407,868     $48,116,116
                                        ==========================================================================================

----------
+  Includes accumulated undistributed
   net investment income (loss)          $  2,675,332   $    527,847    $ 10,252,665   $  6,361,548    $ 1,912,207     $   483,950
                                        ==========================================================================================

See Notes to Financial Statements

                                              CASH MANAGEMENT                  FOCUS GROWTH                   FOCUS TECHNET
                                        ----------------------------   ----------------------------   ----------------------------
                                           FOR THE                        FOR THE                        FOR THE
                                         PERIOD ENDED   FOR THE YEAR    PERIOD ENDED   FOR THE YEAR    PERIOD ENDED   FOR THE YEAR
                                        SEPTEMBER 30,       ENDED      SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED
                                             2006         MARCH 31,         2006         MARCH 31,        2006          MARCH 31,
                                         (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)        2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)            $   2,271,370   $  1,922,653    $   (212,703)  $   (784,490)   $   (333,137)  $  (618,802)
Net realized gain (loss) on
   investments and foreign currencies            (227)         5,180      (2,430,948)     4,613,766      (1,005,248)    3,828,060
Net unrealized gain (loss) on
   investments and foreign currencies          23,458          3,461      (7,972,733)    15,001,856      (3,363,555)    7,543,572
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                2,294,601      1,931,294     (10,616,384)    18,831,132      (4,701,940)   10,752,830
                                        ------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS  FROM:
Net investment income -- Class 1                   --        (47,142)             --             --              --            --
Net investment income -- Class 2                   --       (373,014)             --             --              --            --
Net investment income -- Class 3                   --       (152,778)             --             --              --            --
Net realized gain on investments --
   Class 1                                         --             --              --             --              --            --
Net realized gain on investments --
   Class 2                                         --             --              --             --              --            --
Net realized gain on investments --
   Class 3                                         --             --              --             --              --            --
                                        ------------------------------------------------------------------------------------------
Total distributions to shareholders                --       (572,934)             --             --              --            --
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 7)                   31,931,384     (1,092,184)      6,662,583      5,802,756      (9,271,851)    5,733,666
                                        ------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  34,225,985        266,176      (3,953,801)    24,633,888     (13,973,791)   16,486,496
NET ASSETS:
Beginning of period                        64,681,192     64,415,016     120,777,537     96,143,649      55,717,282    39,230,786
                                        ------------------------------------------------------------------------------------------
End of period+                          $  98,907,177   $ 64,681,192    $116,823,736   $120,777,537    $ 41,743,491   $55,717,282
                                        ==========================================================================================

----------
+  Includes accumulated undistributed
   net investment income (loss)         $   4,194,023   $  1,922,653    $   (212,703)  $         --    $   (333,142)  $        (5)
                                        ==========================================================================================

See Notes to Financial Statements

                                           FOCUS GROWTH AND INCOME              FOCUS VALUE                 ALLOCATION GROWTH
                                        ----------------------------   ----------------------------   ----------------------------
                                           FOR THE                        FOR THE                        FOR THE
                                         PERIOD ENDED   FOR THE YEAR    PERIOD ENDED      FOR THE      PERIOD ENDED   FOR THE YEAR
                                        SEPTEMBER 30,       ENDED      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,       ENDED
                                             2006         MARCH 31,         2006         MARCH 31,         2006         MARCH 31,
                                         (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)        2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)             $   225,901     $   658,863    $    679,015   $    423,015    $    (64,500)   $    61,349
Net realized gain (loss) on
   investments and foreign currencies      3,954,213       3,517,207       7,625,107      3,561,648         473,651        686,766
Net unrealized gain (loss) on
   investments and foreign currencies     (1,014,262)      5,368,345       1,646,588     10,265,260       1,641,683      4,622,152
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               3,165,852       9,544,415       9,950,710     14,249,923       2,050,834      5,370,267
                                        ------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                  --              --              --             --              --             --
Net investment income -- Class 2                  --        (103,802)             --        (52,156)             --             --
Net investment income -- Class 3                  --         (29,676)             --             --              --       (173,908)
Net realized gain on investments --
   Class 1                                        --              --              --             --              --             --
Net realized gain on investments --
   Class 2                                        --              --              --     (2,877,778)             --             --
Net realized gain on investments --
   Class 3                                        --              --              --     (1,383,973)             --        (26,833)
                                        ------------------------------------------------------------------------------------------
Total distributions to shareholders               --        (133,478)             --     (4,313,907)             --       (200,741)
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 7)                  (3,864,124)     (5,074,326)     10,896,313     16,307,710      52,401,329     52,906,293
                                        ------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                   (698,272)      4,336,611      20,847,023     26,243,726      54,452,163     58,075,819
NET ASSETS:
Beginning of period                       75,448,969      71,112,358     115,150,869     88,907,143      63,383,946      5,308,127
                                        ------------------------------------------------------------------------------------------
End of period+                           $74,750,697     $75,448,969    $135,997,892   $115,150,869    $117,836,109    $63,383,946
                                        ==========================================================================================
+  Includes accumulated undistributed
    net investment income (loss)         $   896,335     $   670,434    $  1,086,720   $    407,705    $    (64,500)   $        --
                                        ==========================================================================================

See Notes to Financial Statements

                                         ALLOCATION MODERATE GROWTH         ALLOCATION MODERATE            ALLOCATION BALANCED
                                        ----------------------------   ----------------------------   ----------------------------
                                           FOR THE                        FOR THE                        FOR THE
                                         PERIOD ENDED   FOR THE YEAR    PERIOD ENDED      FOR THE      PERIOD ENDED   FOR THE YEAR
                                        SEPTEMBER 30,       ENDED      SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,       ENDED
                                             2006         MARCH 31,         2006         MARCH 31,         2006         MARCH 31,
                                         (UNAUDITED)        2006        (UNAUDITED)        2006        (UNAUDITED)        2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)             $    (96,335)   $   340,678    $    (69,903)   $   384,971    $   (59,083)    $   350,814
Net realized gain (loss) on
   investments and foreign currencies         929,099        941,983         424,248        824,571        219,992         861,346
Net unrealized gain (loss) on
   investments and foreign currencies       2,493,827      5,314,091       2,279,417      3,240,999      1,151,092       1,245,736
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                3,326,591      6,596,752       2,633,762      4,450,541      1,312,001       2,457,896
                                        ------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                   --             --              --             --             --              --
Net investment income -- Class 2                   --             --              --             --             --              --
Net investment income -- Class 3                            (470,507)             --       (492,833)            --        (424,110)
Net realized gain on investments --
   Class 1                                         --             --              --             --             --              --
Net realized gain on investments --
   Class 2                                         --                             --             --             --              --
Net realized gain on investments --
   Class 3                                         --        (33,512)             --       (122,641)            --        (275,207)
                                        ------------------------------------------------------------------------------------------
Total distributions to shareholders                --       (504,019)             --       (615,474)            --        (699,317)
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions (Note 7)                   76,295,813     89,797,900      51,766,131     62,359,504     15,962,043      35,182,966
                                        ------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  79,622,404     95,890,633      54,399,893     66,194,571     17,282,650      36,941,545
NET ASSETS:
Beginning of period                        99,204,545      3,313,912      69,582,241      3,387,670     40,899,580       3,958,035
                                        ------------------------------------------------------------------------------------------
End of period+                           $178,826,949    $99,204,545    $123,982,134    $69,582,241    $58,173,624     $40,899,580
                                        ==========================================================================================

----------
+  Includes accumulated undistributed
   net investment income (loss)          $    (96,335)  $         --    $    (69,903)  $         --    $   (59,083)   $         --
                                        ==========================================================================================

See Notes to Financial Statements


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

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective February 14, 2005, the following Portfolios were added to the Trust:
Strategic Fixed Income Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio, Allocation Balanced Portfolio. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.


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

The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The STRATEGIC FIXED INCOME PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

SEASONS MANAGED ALLOCATION PORTFOLIOS

The ALLOCATION GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The ALLOCATION MODERATE GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets plus borrowings for investment purposes in equity portfolios and at least 10% and no more than 70% of its net assets plus borrowings for investment purposes in fixed income portfolios.


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

The ALLOCATION MODERATE PORTFOLIO seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in equity portfolios and at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The ALLOCATION BALANCED PORTFOLIO seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets plus borrowings for investment purposes in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, and Strategic Fixed Income Portfolios, are organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are AIG SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                AGGRESSIVE                 BALANCED      FIXED
                                  GROWTH       GROWTH      COMPONENT     INCOME
                                 COMPONENT   COMPONENT  LORD ABBETT/   COMPONENT
          PORTFOLIO             AIG SAAMCo     JANUS      AIG SAAMCo      WMC
--------------------------------------------------------------------------------
Multi-Managed Growth                20%         40%         14%/6%         20%
Multi-Managed Moderate Growth       18          28         12.6/5.4        36
Multi-Managed Income/Equity          0          18           14/14         54
Multi-Managed Income                 0           8          8.5/8.5        75


Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Strategic Fixed Income Portfolio) will be allocated equally among the Managers, unless AIG SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, AIG SAAMCo intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.


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

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures abopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purpoes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretaion No.48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At September 30, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                PERCENTAGE    PRINCIPAL
PORTFOLIO                        INTEREST       AMOUNT
--------------------------------------------------------
Multi-Managed Growth                5.37%    $ 5,923,000
Multi-Managed Moderate Growth       9.30      10,258,000
Large Cap Composite                 0.37         408,000
Small Cap                          11.70      12,910,000
Focus TechNet                       0.38         414,000
Focus Growth and Income             1.22       1,342,000

As of that date, the repurchase agreement in that joint account and the collateral therefore was as follows:

State Street Bank & Trust Co., dated September 30, 2006, bearing interest at a rate of 4.50% per annum, with a principal amount of $110,353,000, a repurchase price of $110,394,382, a maturity date of October 2, 2006. The repurchase agreement is collateralized by the following:

                      INTEREST   MATURITY    PRINCIPAL       MARKET
TYPE OF COLLATERAL      RATE       DATE        AMOUNT        VALUE
---------------------------------------------------------------------
U.S. Treasury Notes     4.88%    05/15/09   $43,315,000   $44,343,731
U.S. Treasury Notes     5.13     06/30/08    66,965,000    68,220,594


In addition, at September 30, 2006, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

                           PERCENTAGE    PRINCIPAL
PORTFOLIO                   INTEREST      AMOUNT
--------------------------------------------------
Multi-Managed Growth          0.24%     $  505,000
Large Cap Value               0.86       1,770,000
Mid Cap Growth                2.06       4,250,000
Diversified Fixed Income      1.10       2,275,000

As of that date, the repurchase agreement in the joint account and the collateral therefore was as follows:

UBS Securities, LLC, dated September 30, 2006, bearing interest at a rate of 5.00% per annum, with a principal amount of $206,260,000, a repurchase price of $206,345,942, and a maturity date of October 2, 2006. The repurchase agreement is collateralized by the following:

                      INTEREST   MATURITY    PRINCIPAL       MARKET
TYPE OF COLLATERAL      RATE       DATE        AMOUNT        VALUE
---------------------------------------------------------------------
U.S. Treasury Bonds     6.25%    08/15/23   $50,000,000   $58,328,125
U.S. Treasury Bonds     8.00     11/15/21   111,364,000   152,151,065


The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

                           PERCENTAGE    PRINCIPAL
PORTFOLIO                   INTEREST       AMOUNT
---------------------------------------------------
Diversified Fixed Income      5.29%     $10,582,000

As of that date, the repurchase agreement in that joint account and the collateral therefore was as follows:

UBS Securities, LLC, dated September 30, 2006, bearing interest at a rate of 5.00% per annum, with a principal amount of $200,000,000, a repurchase price of $200,083,333, and a maturity date of October 2, 2006. The repurchase agreement is collateralized by the following:

                                      INTEREST   MATURITY     PRINCIPAL       MARKET
TYPE OF COLLATERAL                      RATE       DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds     2.38%    01/15/25   $161,580,000   $164,812,500
U.S. Treasury Inflation Index Bonds     3.38     04/15/32   38,420,000       39,188,673

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.


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FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other illiquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SWAP CONTRACTS: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

MORTGAGE-BACKED DOLLAR ROLLS: Certain Portfolios may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended September 30, 2006, none of the portfolios entered into dollar roll transactions.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the period ended September 30, 2006, there were no written option contracts outstanding.

SHORT SALES: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The

Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                            FOR THE YEAR ENDED MARCH 31, 2006
                                       --------------------------------------------------------------------------
                                                    DISTRIBUTABLE EARNINGS                  TAX DISTRIBUTIONS
                                       ----------------------------------------------   -------------------------
                                                    LONG-TERM GAIN/      UNREALIZED
                                        ORDINARY      CAPITAL LOSS      APPRECIATION     ORDINARY      LONG-TERM
PORTFOLIO                                INCOME        CARRYOVER      (DEPRECIATION)*     INCOME     CAPITAL GAIN
-----------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                   $1,142,321    $(29,051,699)      $17,818,363     $1,021,458    $       --
Multi-Managed Moderate Growth           4,118,270     (10,172,216)       20,897,211      3,451,229            --
Multi-Managed Income/Equity             6,330,514         (44,565)        8,979,351      5,339,766            --
Multi-Managed Income                    5,785,768       2,039,398         1,924,304      5,217,792            --
Asset Allocation: Diversified Growth    6,688,215       5,521,735        42,203,762      4,815,350            --
Stock                                     523,205      19,823,442        45,044,230      1,170,025            --
Large Cap Growth                               --      (5,896,262)       19,252,695        284,984            --
Large Cap Composite                       176,147        (623,680)        3,842,601        250,271            --
Large Cap Value                         3,676,168       8,031,342        22,478,352      1,481,104     1,077,058
Mid Cap Growth                          3,832,972       7,445,698        29,563,341             --     4,040,715
Mid Cap Value                           4,184,120      16,057,268        34,411,995      4,042,451     7,985,996
Small Cap                               4,945,877       3,568,638        18,492,886             --     1,126,934
International Equity                    9,669,589       3,455,265        36,698,085        634,519     2,577,485
Diversified Fixed Income                6,361,548          34,217        (4,085,109)     5,547,937       763,200
Strategic Fixed Income                    486,083              --          (127,393)     1,106,404            --
Cash Management                         1,927,703              --           (24,890)       572,934            --
Focus Growth                                   --      (4,474,405)       24,077,838             --            --
Focus TechNet                              21,471       1,394,628         7,884,007             --            --
Focus Growth and Income                   898,092       3,624,608        11,144,244        133,478            --
Focus Value                               408,411       3,193,292        19,909,148      1,584,995     2,728,912
Allocation Growth                         149,014         414,152         4,543,800        200,741            --
Allocation Moderate Growth                274,389         517,095         5,253,681        504,019            --
Allocation Moderate                       262,035         356,114         3,159,163        615,474            --
Allocation Balanced                       333,400         199,917         1,181,816        699,317            --

----------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                       CAPITAL LOSS CARRYFORWARD
                                                       -------------------------
PORTFOLIO                                                   2011         2012
--------------------------------------------------------------------------------
Multi-Managed Growth                                    $27,179,275   $1,872,424
Multi-Managed Moderate Growth                             8,339,923    1,832,293
Multi-Managed Income/Equity                                  44,565           --
Multi-Managed Income                                             --           --
Asset Allocation: Diversified Growth                             --           --
Stock                                                            --           --
Large Cap Growth                                          3,591,396    2,304,866
Large Cap Composite                                         347,027      276,653
Large Cap Value                                                  --           --
Mid Cap Growth                                                   --           --
Mid Cap Value                                                    --           --
Small Cap                                                        --           --
International Equity                                             --           --
Diversified Fixed Income                                         --           --
Strategic Fixed Income                                           --           --
Cash Management                                                  --           --
Focus Growth                                              4,474,405           --
Focus TechNet                                                    --           --
Focus Growth and Income                                          --           --
Focus Value                                                      --           --
Allocation Growth                                                --           --
Allocation Moderate Growth                                       --           --
Allocation Moderate                                              --           --
Allocation Balanced                                              --           --

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2006.

                                                                    CARRYFORWARD
                                                                    CAPITAL LOSS
PORTFOLIO                                                             UTILIZED
--------------------------------------------------------------------------------
Multi-Managed Growth                                                 $20,363,536
Multi-Managed Moderate Growth                                         28,161,304
Multi-Managed Income/Equity                                           12,649,446
Multi-Managed Income                                                   2,348,021
Asset Allocation: Diversified Growth                                  10,862,019
Stock                                                                  7,537,342
Large Cap Growth                                                      10,496,585
Large Cap Composite                                                    1,969,903
Large Cap Value                                                               --
Mid Cap Growth                                                                --
Mid Cap Value                                                                 --
Small Cap                                                                     --
International Equity                                                          --
Diversified Fixed Income                                                      --
Strategic Fixed Income                                                        --
Cash Management                                                               62
Focus Growth                                                           3,896,796
Focus TechNet                                                          1,666,181
Focus Growth and Income                                                  433,408
Focus Value                                                                   --
Allocation Growth                                                             --
Allocation Moderate Growth                                                    --
Allocation Moderate                                                           --
Allocation Balanced                                                           --

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occuring on the first day of the following year. For the fiscal year ended March 31, 2006, the Portfolios which elected to defer capital and currency losses were as follows:

                                                      DEFERRED        DEFERRED
                                                    POST-OCTOBER    POST-OCTOBER
PORTFOLIO                                           CAPITAL LOSS   CURRENCY LOSS
--------------------------------------------------------------------------------
Multi-Managed Growth                                  $     --        $     --
Multi-Managed Moderate Growth                               --              --
Multi-Managed Income/Equity                                 --              --
Multi-Managed Income                                        --              --
Asset Allocation: Diversified Growth                        --         177,318
Stock                                                       --          19,042
Large Cap Growth                                            --             513
Large Cap Composite                                         --              --
Large Cap Value                                             --              93
Mid Cap Growth                                              --             480
Mid Cap Value                                               --              --
Small Cap                                                   --              --
International Equity                                        --         144,898
Diversified Fixed Income                               599,675              --
Strategic Fixed Income                                  27,583             337
Cash Management                                             --              --
Focus Growth                                                --              --
Focus TechNet                                               --               5
Focus Growth and Income                                267,698              --
Focus Value                                                 --             706
Allocation Growth                                           --              --
Allocation Moderate Growth                                  --              --
Allocation Moderate                                         --              --
Allocation Balanced                                         --              --


The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                        UNREALIZED    UNREALIZED    GAIN/(LOSS)      COST OF
PORTFOLIO                                  GAIN          LOSS           NET        INVESTMENTS
----------------------------------------------------------------------------------------------
Multi-Managed Growth                   $13,359,348   $(3,053,585)  $ 10,305,763   $150,553,934
Multi-Managed Moderate Growth           19,060,240     6,317,552     12,742,688    301,025,364
Multi-Managed Income/Equity             10,731,302    (3,277,294)     7,454,008    244,180,424
Multi-Managed Income                     4,440,213    (1,959,948)     2,480,265    176,388,349
Asset Allocation: Diversified Growth    44,655,922    (8,943,077)    35,712,845    345,741,866
Stock                                   49,317,954    (6,463,036)    42,854,918    268,340,758
Large Cap Growth                        19,144,526    (5,171,263)    13,973,263    203,352,686
Large Cap Composite                      5,786,695    (1,429,431)     4,357,264     44,446,945
Large Cap Value                         35,253,399    (4,551,352)    30,702,047    242,475,796
Mid Cap Growth                          21,417,788    (5,937,503)    15,480,285    139,106,098
Mid Cap Value                           27,717,158    (3,799,270)    23,917,888    171,751,115
Small Cap                               13,922,844    (5,929,390)     7,993,454    168,730,858
International Equity                    36,720,055    (4,440,607)    32,279,448    250,017,465
Diversified Fixed Income                 1,940,394    (2,997,795)    (1,057,401)   212,020,491
Strategic Fixed Income                   1,220,424      (595,133)       625,291     73,647,218
Cash Management                              3,718        (5,149)       (1,431)    100,331,694
Focus Growth                            17,711,764    (1,606,660)    16,105,104    100,390,103
Focus TechNet                            7,085,436    (2,564,984)     4,520,452     36,857,314
Focus Growth and Income                 10,342,257      (212,278)    10,129,979     63,790,280
Focus Value                             21,680,835      (124,193)    21,556,642    112,427,657
Allocation Growth Strategy               6,206,051       (20,569)     6,185,482    111,568,275
Allocation Moderate Growth Strategy      7,797,625       (50,117)     7,747,508    171,016,569
Allocation Moderate Strategy             5,438,580            --      5,438,580    117,850,841
Allocation Balanced Strategy             2,334,367        (1,460)     2,332,907     55,605,551

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE AGREEMENT (12B-1
PLAN): AIG SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of AIG SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                          MANAGEMENT
PORTFOLIO                                                    ASSETS          FEES
------------------------------------------------------------------------------------
Multi-Managed Growth                                     > 0                 0.89%
Multi-Managed Moderate Growth                            > 0                 0.85%
Multi-Managed Income/Equity                              > 0                 0.81%
Multi-Managed Income                                     > 0                 0.77%
Asset Allocation: Diversified Growth+                    0-$250 million      0.85%
                                                         > $250 million      0.80%
                                                         > $500 million      0.75%
Stock                                                    > 0                 0.85%
Large Cap Growth, Large Cap Composite, Large Cap Value   0-$250 million      0.80%
                                                         > $250 million      0.75%
                                                         > $500 million      0.70%
Mid Cap Growth, Mid Cap Value, Small Cap                 0-$250 million      0.85%
                                                         > $250 million      0.80%
                                                         > $500 million      0.75%
International Equity                                     0-$250 million      0.95%
                                                         > $250 million      0.90%
                                                         > $500 million      0.85%
Diversified Fixed Income                                 0-$200 million      0.70%
                                                         > $200 million      0.65%
                                                         > $400 million      0.60%
Strategic Fixed Income                                   0-$200 million      0.80%
                                                         > $200 million      0.75%
                                                         > $500 million      0.70%
Cash Management                                          0-$100 million     0.475%
                                                         > $100 million      0.45%
                                                         > $500 million     0.425%
                                                         > $1 billion        0.40%
Focus Growth                                             > 0                 1.00%
Focus TechNet                                            > 0                 1.20%
Focus Growth and Income                                  > 0                 1.00%
Focus Value                                              > 0                 1.00%
Allocation Growth, Allocation Moderate Growth,
   Allocation Moderate, Allocation Balanced              > 0                 0.10%

+ Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.10% of investment advisory fees for the Asset Allocation:
     Diversified Growth Portfolio. For the six months ended September 30, 2006, the amount of advisory fees waived were $192,271.

The Agreement authorizes AIG SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of AIG SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Each of the Subadvisers, except AIG Global Investment Corp. ("AIGGIC"), is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of AIG SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

PORTFOLIO                             SUBADVISER
--------------------------------------------------------------------------------
Multi-Managed Growth                  Janus
                                      Lord Abbett
                                      AIG SAAMCo
                                      WMC

PORTFOLIO                             SUBADVISER
--------------------------------------------------------------------------------
Multi-Managed Moderate Growth         Janus
                                      Lord Abbett
                                      AIG SAAMCo
                                      WMC
Multi-Managed Income/Equity           Janus
                                      Lord Abbett
                                      AIG SAAMCo
                                      WMC
Multi-Managed Income                  Janus
                                      Lord Abbett
                                      AIG SAAMCo
                                      WMC
Asset Allocation: Diversified Growth  Putnam Investment Management, LLC
Stock                                 T. Rowe Price Associates, Inc. ("T Rowe
                                      Price")
Large Cap Growth                      AIGGIC
                                      Goldman Sachs Asset Management, L.P.
                                      Janus
Large Cap Composite                   AIGGIC
                                      AIG SAAMCo
                                      T. Rowe Price
Large Cap Value                       AIGGIC
                                      T. Rowe Price
                                      WMC
Mid Cap Growth                        AIGGIC
                                      T. Rowe Price
                                      WMC
Mid Cap Value                         AIGGIC
                                      Goldman Sachs Asset Management, L.P.
                                      Lord Abbett
Small Cap                             AIGGIC
                                      Salomon Brothers Asset Management, Inc.
                                      ("Salomon")
                                      AIG SAAMCo
International Equity                  AIGGIC
                                      Goldman Sachs Asset Management
                                      International
                                      Lord Abbett
Diversified Fixed Income              AIGGIC
                                      AIG SAAMCo
                                      WMC
Strategic Fixed Income                AIGGIC
                                      Franklin Advisers, Inc.
                                      Salomon
Cash Management                       Columbia Management Advisors, LLC
Focus Growth                          Janus
                                      AIG SAAMCo#
                                      Marsico Capital Management, LLC
                                      ("Marsico")
Focus TechNet                         RCM Capital Management, LLC
                                      AIG SAAMCo
                                      BAMCO, Inc.
Focus Growth and Income               AIG SAAMCo
                                      Marsico
                                      Thornburg Investment Management, Inc.
Focus Value                           Northern Trust Investments, N.A.
                                      Third Avenue Management, LLC
                                      J.P. Morgan Investment Management, Inc.
Allocation Growth                     Ibbotson Associates Advisors, LLC
Allocation Moderate Growth            Ibbotson Associates Advisors, LLC
Allocation Moderate                   Ibbotson Associates Advisors, LLC
Allocation Balanced                   Ibbotson Associates Advisors, LLC

# Effective August 23, 2006, AIG SAAMCo assumed the day to day management responsibilities previously held by Credit Suisse Asset Management, LLC.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

PORTFOLIO                                            CLASS 1   CLASS 2   CLASS 3
--------------------------------------------------------------------------------
Large Cap Composite                                   1.10%     1.25%     1.35%
Small Cap                                             1.15      1.30      1.40
International Equity                                  1.30      1.45      1.55
Focus TechNet                                           --      1.65      1.75
Allocation Balanced Strategy                            --        --      0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the period ended September 30, 2006, AIG SAAMCo has agreed to waive fees or reimburse expenses as follows:

Portfolio                                                                Amount
--------------------------------------------------------------------------------
Large Cap Composite                                                      $26,918
International Equity                                                      57,403
Focus TechNet                                                             10,295

At September 30, 2006, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

                                                                        BALANCE
                                                            AMOUNT    SUBJECT TO
PORTFOLIO                                                  RECOUPED   RECOUPMENT
--------------------------------------------------------------------------------
Large Cap Composite                                         $ 4,347    $100,315
Small Cap                                                    52,262          --
International Equity                                         84,444     106,876
Focus TechNet                                                21,639      59,492
Allocation Balanced Strategy                                 14,427          --

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the period ended September 30, 2006, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On February 7, 2006 and April 25, 2006, Columbia Management Advisers, LLC, subadviser for the Cash Management Portfolio, purchased on behalf of the Portfolio, $1,000,000 par value of Curzon Funding LLC 4.92% due 11/3/2006 and $1,000,000 par value of Curzon Funding LLC 5.06% due 7/24/2006, respectively. AIG Financial Products Corp., an affiliate of AIG SAAMCo, provided an unconditional guarantee on both issues of Curzon Funding LLC. On July 24, 2006 $1,000,000 par value of Curzon Funding LLC matured and on July 21, 2006, $1,000,000 par value of Curzon Funding LLC due 11/3/2006 was sold at a loss of $1,940, which was reimbursed by Columbia Management Advisers, LLC.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period ended September 30, 2006, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses, were as follows:

                                                                         TOTAL
                                                                        EXPENSE
PORTFOLIO                                                             REDUCTIONS
--------------------------------------------------------------------------------
Multi-Managed Growth                                                     $14,335
Multi-Managed Moderate Growth                                             23,734
Multi Managed Income/Equity                                                1,373
Multi-Managed Income                                                         551
Asset Allocation: Diversified Growth                                      24,519
Stock                                                                      5,264
Large Cap Growth                                                             961
Large Cap Growth Composite                                                 1,526
Large Cap Value                                                              376
Mid Cap Growth                                                                29
Mid Cap Value                                                              1,603
Small Cap                                                                 26,569
International Equity                                                         180
Focus Growth                                                               2,985
Focus Value                                                                3,423

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2006 were as follows:

                                         PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO       PURCHASE OF U.S.   SALES OF U.S.
                                       SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.      GOVERNMENT        GOVERNMENT
PORTFOLIO                                GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)        SECURITIES        SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                          $ 88,325,160                 $ 92,962,803             $20,381,575      $ 23,397,232
Multi-Managed Moderate Growth                  149,124,143                  158,394,515              72,101,362        80,757,762
Multi-Managed  Income/Equity                    61,387,869                   75,165,091              87,453,750       107,129,754
Multi-Managed Income                            31,927,925                   50,735,448              82,869,495        97,985,987
Asset Allocation: Diversified Growth           146,736,410                  178,700,195               6,348,221         7,910,169
Stock                                           61,614,986                   69,849,468                      --                --
Large Cap Growth                                83,453,819                   51,860,302                      --                --
Large Cap Composite                             17,717,521                   15,562,796                      --                --
Large Cap Value                                 71,947,829                   30,207,865                      --                --
Mid Cap Growth                                  60,167,660                   57,337,138                      --                --
Mid Cap Value                                   48,536,763                   50,826,075                      --                --
Small Cap                                      138,456,874                  115,949,724                      --                --
International Equity                           148,759,570                  103,300,698                      --                --
Diversified Fixed Income                        25,431,674                   17,118,254              60,871,531        48,246,391
Strategic Fixed Income                          28,164,233                   12,034,745              21,391,404        15,959,634
Cash Management                                         --                           --                      --                --
Focus Growth                                    92,870,197                   79,587,993                      --                --
Focus TechNet                                   18,257,332                   26,978,193                      --                --
Focus Growth and Income                         42,597,556                   49,092,609                      --                --
Focus Value                                     46,528,612                   41,353,144                      --                --
Allocation Growth                               55,942,434                    3,330,709                      --                --
Allocation Moderate Growth                      84,234,652                    7,694,423                      --                --
Allocation Moderate                             55,091,585                    3,779,033                      --                --
Allocation Balanced                             19,594,445                    3,833,785                      --                --

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                            MULTI-MANAGED GROWTH PORTFOLIO
                       -------------------------------------------------------------------------------------------------------
                                             CLASS 1                                              CLASS 2
                       --------------------------------------------------   --------------------------------------------------
                         FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                ENDED                  FOR THE YEAR                  ENDED                  FOR THE YEAR
                         SEPTEMBER 30, 2006               ENDED               SEPTEMBER 30, 2006               ENDED
                             (UNAUDITED)              MARCH 31, 2006              (UNAUDITED)              MARCH 31, 2006
                       ----------------------   -------------------------   ----------------------   -------------------------
                        SHARES       AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                       --------   -----------   ----------   ------------   --------   -----------   ----------   ------------
Shares sold             110,251   $ 1,406,171      109,012   $  1,395,680    572,388   $ 7,282,304      897,044   $ 11,147,210
Reinvested dividends         --            --       26,922        349,796         --            --       41,070        532,778
Shares redeemed        (418,564)   (5,317,506)  (1,260,012)   (15,592,506)  (764,209)   (9,727,709)  (1,237,546)   (15,234,407)
                       --------   -----------   ----------   ------------   --------   -----------   ----------   ------------
Net increase
   (decrease)          (308,313)  $(3,911,335)  (1,124,078)  $(13,847,030)  (191,821)  $(2,445,405)    (299,432)  $ (3,554,419)
                       ========   ===========   ==========   ============   ========   ===========   ==========   ============

                                MULTI-MANAGED GROWTH PORTFOLIO
                       -----------------------------------------------
                                           CLASS 3
                       -----------------------------------------------
                         FOR THE SIX MONTHS
                                ENDED                FOR THE YEAR
                         SEPTEMBER 30, 2006              ENDED
                             (UNAUDITED)            MARCH 31, 2006
                       ----------------------   ----------------------
                        SHARES       AMOUNT      SHARES       AMOUNT
                       --------   -----------   --------   -----------
Shares sold             540,063   $ 6,854,642    782,434   $ 9,693,111
Reinvested dividends         --            --     10,716       138,884
Shares redeemed        (192,874)   (2,442,606)  (233,663)   (2,869,713)
                       --------   -----------   --------   -----------
Net increase
   (decrease)           347,189   $ 4,412,036    559,487   $ 6,962,282
                       ========   ===========   ========   ===========

                                                         MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                       ----------------------------------------------------------------------------------------------------------
                                             CLASS 1                                               CLASS 2
                       --------------------------------------------------   -----------------------------------------------------
                         FOR THE SIX MONTHS                                     FOR THE SIX MONTHS
                                ENDED                                                 ENDED
                         SEPTEMBER 30, 2006         FOR THE YEAR ENDED          SEPTEMBER 30, 2006          FOR THE YEAR ENDED
                             (UNAUDITED)              MARCH 31, 2006               (UNAUDITED)                MARCH 31, 2006
                       ----------------------   -------------------------   -------------------------   -------------------------
                        SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                       --------   -----------   ----------   ------------   ----------   ------------   ----------   ------------
Shares sold              96,922    $1,238,290      227,719   $  2,883,556    1,021,878   $ 13,030,137    1,535,797   $ 19,454,472
Reinvested dividends         --            --       56,608        731,021           --             --      161,275      2,078,727
Shares redeemed        (539,449)   (6,865,805)  (1,275,601)   (16,020,617)  (1,154,312)   (14,693,140)  (2,129,134)   (26,673,362)
                       --------   -----------   ----------   ------------   ----------   ------------   ----------    -----------
Net increase
   (decrease)          (442,527)  $(5,627,515)    (991,274)  $(12,406,040)    (132,434)  $ (1,663,003)    (432,062)   $(5,140,163)
                       ========   ===========   ==========   ============   ==========   ============   ==========    ===========

                            MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                       -------------------------------------------------
                                            CLASS 3
                       -------------------------------------------------
                         FOR THE SIX MONTHS
                                ENDED
                         SEPTEMBER 30, 2006        FOR THE YEAR ENDED
                             (UNAUDITED)             MARCH 31, 2006
                       ----------------------   ------------------------
                        SHARES       AMOUNT       SHARES        AMOUNT
                       --------   -----------   ----------   -----------

Shares sold             864,267   $10,990,296    1,574,160   $19,706,403
Reinvested dividends         --            --       49,811       641,481
Shares redeemed        (372,387)   (4,740,108)    (593,961)   (7,455,471)
                       --------   -----------    ---------   -----------
Net increase
   (decrease)           491,880   $ 6,250,188    1,030,010   $12,892,413
                       ========   ===========    =========   ===========

                                                        MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                         ---------------------------------------------------------------------------------------------------
                                             CLASS 1                                            CLASS 2
                         -----------------------------------------------  --------------------------------------------------
                           FOR THE SIX MONTHS                                FOR THE SIX MONTHS
                                 ENDED                FOR THE YEAR                  ENDED                 FOR THE YEAR
                           SEPTEMBER 30, 2006             ENDED              SEPTEMBER 30, 2006               ENDED
                              (UNAUDITED)            MARCH 31, 2006              (UNAUDITED)             MARCH 31, 2006
                         ---------------------  ------------------------  ------------------------  ------------------------
                          SHARES      AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold                83,873  $ 1,044,685     191,243  $  2,383,228     757,629  $  9,382,731   1,396,018  $ 17,328,291
Reinvested dividends           --           --      78,763       980,337          --            --     267,438     3,323,279
Shares redeemed          (550,596)  (6,821,985) (1,035,570)  (12,864,317) (1,179,671)  (14,583,191) (2,153,742)  (26,612,156)
                         --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)  (466,723) $(5,777,300)   (765,564) $ (9,500,752)   (422,042) $ (5,200,460)   (490,286) $ (5,960,586)
                         ========  ===========  ==========  ============  ==========  ============  ==========  ============

                              MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                         -----------------------------------------------
                                             CLASS 3
                         -----------------------------------------------
                           FOR THE SIX MONTHS
                                 ENDED                FOR THE YEAR
                           SEPTEMBER 30, 2006             ENDED
                              (UNAUDITED)            MARCH 31, 2006
                         ---------------------  ------------------------
                          SHARES      AMOUNT      SHARES       AMOUNT
                         --------  -----------  ----------  ------------
Shares sold               467,630  $ 5,777,235   1,164,825   $14,365,243
Reinvested dividends           --           --      83,458     1,036,150
Shares redeemed          (372,364)  (4,589,733)   (597,028)   (7,370,971)
                         --------  -----------   ---------   -----------
Net increase (decrease)    95,266  $ 1,187,502     651,255   $ 8,030,422
                         ========  ===========   =========   ===========

                                                            MULTI-MANAGED INCOME PORTFOLIO
                         ---------------------------------------------------------------------------------------------------
                                             CLASS 1                                            CLASS 2
                         -----------------------------------------------  --------------------------------------------------
                           FOR THE SIX MONTHS                                FOR THE SIX MONTHS
                                 ENDED                FOR THE YEAR                  ENDED                 FOR THE YEAR
                           SEPTEMBER 30, 2006             ENDED              SEPTEMBER 30, 2006               ENDED
                              (UNAUDITED)            MARCH 31, 2006              (UNAUDITED)             MARCH 31, 2006
                         ---------------------  ------------------------  ------------------------  ------------------------
                          SHARES      AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold                59,129  $   718,021     209,196  $  2,565,637     342,916  $  4,163,185   1,294,162  $ 15,802,153
Reinvested dividends           --           --      88,740     1,074,887          --            --     272,425     3,294,895
Shares redeemed          (440,687)  (5,338,924)   (936,679)  (11,505,967) (1,111,637)  (13,439,424) (2,231,612)  (27,374,370)
                         --------  -----------    --------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)  (381,558) $(4,620,903)   (638,743) $ (7,865,443)   (768,721) $ (9,276,239)   (665,025) $ (8,277,322)
                         ========  ===========    ========  ============  ==========  ============  ==========  ============

                                  MULTI-MANAGED INCOME PORTFOLIO
                         -----------------------------------------------
                                             CLASS 3
                         -----------------------------------------------
                           FOR THE SIX MONTHS
                                 ENDED                FOR THE YEAR
                           SEPTEMBER 30, 2006             ENDED
                              (UNAUDITED)            MARCH 31, 2006
                         ---------------------  ------------------------
                          SHARES      AMOUNT      SHARES       AMOUNT
                         --------  -----------  ----------  ------------
Shares sold               339,058  $ 4,091,504     766,228   $ 9,369,422
Reinvested dividends           --           --      70,166       848,010
Shares redeemed          (291,866)  (3,522,154)   (397,855)   (4,877,860)
                         --------  -----------    --------   -----------
Net increase (decrease)    47,192  $   569,350     438,539   $ 5,339,572
                         ========  ===========    ========   ===========

                                                    ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
                                              CLASS 1                                            CLASS 2
                         ------------------------------------------------  --------------------------------------------------
                           FOR THE SIX MONTHS                                 FOR THE SIX MONTHS
                                  ENDED                FOR THE YEAR                  ENDED                 FOR THE YEAR
                           SEPTEMBER 30, 2006              ENDED              SEPTEMBER 30, 2006               ENDED
                               (UNAUDITED)            MARCH 31, 2006              (UNAUDITED)             MARCH 31, 2006
                         ----------------------  ------------------------  ------------------------  ------------------------
                          SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         --------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold                87,064  $  1,113,628     332,615  $  3,896,766     998,700  $ 12,722,034   2,287,430  $ 26,908,616
Reinvested dividends           --            --      91,321     1,100,000          --            --     239,608     2,882,308
Shares redeemed          (987,033)  (12,539,857) (2,346,226)  (27,900,162) (2,203,942)  (28,000,835) (4,234,019)  (50,328,262)
                         --------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)  (899,969) $(11,426,229) (1,922,290) $(22,903,396) (1,205,242) $(15,278,801) (1,706,981) $(20,537,338)
                         ========  ============  ==========  ============  ==========  ============  ==========  ============

                          ASSET ALLOCATION: DIVERSIFIED GROWTH
                                       PORTFOLIO
                       -----------------------------------------
                                        CLASS 3
                       -----------------------------------------
                         FOR THE SIX MONTHS
                               ENDED                  FOR THE YEAR
                         SEPTEMBER 30, 2006               ENDED
                            (UNAUDITED)              MARCH 31, 2006
                       --------   -----------   ----------   ------------
                        SHARES       AMOUNT       SHARES        AMOUNT
                       --------   -----------   ----------   ------------
Shares sold             924,665   $11,736,671    1,996,933   $ 23,452,227
Reinvested dividends         --            --       69,322        833,042
Shares redeemed        (659,505)   (8,364,469)  (1,045,139)   (12,463,352)
                       --------   -----------   ----------   ------------
Net increase
   (decrease)           265,160   $ 3,372,202    1,021,116   $ 11,821,917
                       ========   ===========   ==========   ============

                                                                    STOCK PORTFOLIO
                       ---------------------------------------------------------------------------------------------------------
                                             CLASS 1                                               CLASS 2
                       --------------------------------------------------   ----------------------------------------------------
                          FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                 ENDED                FOR THE YEAR                    ENDED                   FOR THE YEAR
                          SEPTEMBER 30, 2006              ENDED                SEPTEMBER 30, 2006                ENDED
                              (UNAUDITED)            MARCH 31, 2006                (UNAUDITED)               MARCH 31, 2006
                       ----------------------   -------------------------   ------------------------   -------------------------
                        SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
                       --------   -----------   ----------   ------------   ----------   -----------   ----------   ------------
Shares sold              79,036   $ 1,355,685      150,721   $  2,470,994      703,538   $12,032,971    1,235,590   $ 20,187,116
Reinvested dividends         --            --       19,135        329,037           --            --       39,817        680,617
Shares redeemed        (561,506)   (9,695,845)  (1,417,030)   (23,384,857)  (1,236,962)  (21,285,044)  (2,472,644)   (40,541,933)
                       --------   -----------   ----------   ------------   ----------   -----------   ----------   ------------
Net increase
   (decrease)          (482,470)  $(8,340,160)  (1,247,174)  $(20,584,826)    (533,424)  $(9,252,073)  (1,197,237)  $(19,674,200)
                       ========   ===========   ==========   ============   ==========   ===========   ==========   ============

                                        STOCK PORTFOLIO
                       ------------------------------------------------
                                            CLASS 3
                       ------------------------------------------------
                         FOR THE SIX MONTHS
                                ENDED                FOR THE YEAR
                         SEPTEMBER 30, 2006             ENDED
                             (UNAUDITED)            MARCH 31, 2006
                       ----------------------   -----------------------
                        SHARES       AMOUNT       SHARES       AMOUNT
                       --------   -----------   ---------   -----------
Shares sold             598,929   $10,215,071   1,152,066   $18,701,007
Reinvested dividends         --            --       9,403       160,371
Shares redeemed        (373,109)   (6,404,080)   (613,714)  (10,058,787)
                       --------   -----------   ---------   -----------
Net increase
   (decrease)           225,820   $ 3,810,991     547,755   $ 8,802,591
                       ========   ===========   =========   ===========

                                                              LARGE CAP GROWTH PORTFOLIO
                       -------------------------------------------------------------------------------------------------------
                                           CLASS 1                                              CLASS 2
                       -----------------------------------------------   -----------------------------------------------------
                         FOR THE SIX MONTHS                                 FOR THE SIX MONTHS
                               ENDED                  FOR THE YEAR                ENDED                    FOR THE YEAR
                         SEPTEMBER 30, 2006              ENDED              SEPTEMBER 30, 2006                 ENDED
                            (UNAUDITED)              MARCH 31, 2006            (UNAUDITED)                 MARCH 31, 2006
                       ----------------------   ----------------------   -------------------------   -------------------------
                        SHARES       AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                       --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Shares sold              54,547   $   495,639    178,259   $ 1,592,283    1,532,110   $ 13,857,263    2,670,014   $ 23,810,944
Reinvested dividends         --            --      4,649        43,762           --             --       18,716        175,057
Shares redeemed        (147,924)   (1,343,111)  (581,659)   (5,256,866)  (1,431,523)   (12,845,690)  (2,558,661)   (22,684,305)
                       --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Net increase
   (decrease)           (93,377)  $  (847,472)  (398,751)  $(3,620,821)     100,587   $  1,011,573      130,069   $  1,301,696
                       ========   ===========   ========   ===========   ==========   ============   ==========   ============

                                   LARGE CAP GROWTH PORTFOLIO
                       --------------------------------------------------
                                             CLASS 3
                       --------------------------------------------------
                          FOR THE SIX MONTHS
                                ENDED                  FOR THE YEAR
                          SEPTEMBER 30, 2006               ENDED
                              (UNAUDITED)              MARCH 31, 2006
                       ------------------------   -----------------------
                         SHARES        AMOUNT       SHARES       AMOUNT
                       ----------   -----------   ---------   -----------
Shares sold             4,695,496   $42,219,971   5,983,403   $53,261,150
Reinvested dividends           --            --       7,091        66,165
Shares redeemed        (1,083,535)   (9,684,167)   (926,333)   (8,131,404)
                       ----------   -----------   ---------   -----------
Net increase
   (decrease)           3,611,961   $32,535,804   5,064,161   $45,195,911
                       ==========   ===========   =========   ===========

                                                      LARGE CAP COMPOSITE PORTFOLIO
                         --------------------------------------------------------------------------------------
                                          CLASS 1                                     CLASS 2
                         -----------------------------------------  -------------------------------------------
                         FOR THE SIX MONTHS                          FOR THE SIX MONTHS
                                ENDED             FOR THE YEAR             ENDED               FOR THE YEAR
                         SEPTEMBER 30, 2006          ENDED           SEPTEMBER 30, 2006           ENDED
                             (UNAUDITED)         MARCH 31, 2006          (UNAUDITED)          MARCH 31, 2006
                         ------------------  ---------------------  ---------------------  ---------------------
                          SHARES    AMOUNT    SHARES       AMOUNT    SHARES     AMOUNT      SHARES      AMOUNT
                         -------  ---------  --------  -----------  --------  -----------  --------  -----------
Shares sold               25,190  $ 259,364    33,629  $   338,067   371,838  $ 3,883,825   459,005  $ 4,576,605
Reinvested dividends          --         --     2,708       27,648        --           --    17,229      175,640
Shares redeemed          (48,341)  (498,412) (153,342)  (1,529,616) (324,860)  (3,357,516) (562,600)  (5,614,044)
                         -------  ---------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  (23,151) $(239,048) (117,005) $(1,163,901)   46,978  $   526,309   (86,366) $  (861,799)
                         =======  =========  ========  ===========  ========  ===========  ========  ===========

                                 LARGE CAP COMPOSITE PORTFOLIO
                         --------------------------------------------
                                            CLASS 3
                         --------------------------------------------
                           FOR THE SIX MONTHS
                                 ENDED               FOR THE YEAR
                           SEPTEMBER 30, 2006           ENDED
                              (UNAUDITED)           MARCH 31, 2006
                         ---------------------  ---------------------
                          SHARES      AMOUNT     SHARES      AMOUNT
                         --------  -----------  --------  -----------
Shares sold               206,714  $ 2,144,706   437,814  $ 4,356,955
Reinvested dividends           --           --     4,614       46,983
Shares redeemed          (129,336)  (1,329,025) (176,129)  (1,750,330)
                         --------  -----------  --------  -----------
Net increase (decrease)    77,378  $   815,681   266,299  $ 2,653,608
                         ========  ===========  ========  ===========

                                                             LARGE CAP VALUE PORTFOLIO
                         ------------------------------------------------------------------------------------------------
                                            CLASS 1                                          CLASS 2
                         --------------------------------------------  --------------------------------------------------
                           FOR THE SIX MONTHS                             FOR THE SIX MONTHS
                                 ENDED               FOR THE YEAR               ENDED                  FOR THE YEAR
                           SEPTEMBER 30, 2006           ENDED             SEPTEMBER 30, 2006               ENDED
                               (UNAUDITED)          MARCH 31, 2006            (UNAUDITED)             MARCH 31, 2006
                         ---------------------  ---------------------  ------------------------  ------------------------
                          SHARES      AMOUNT     SHARES      AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                         --------  -----------  --------  -----------  ----------  ------------  ----------  ------------
Shares sold               172,404  $ 2,293,782   211,881  $ 2,592,075   1,143,306  $ 14,899,745   1,680,483  $ 20,380,669
Reinvested dividends                              17,719      218,011          --            --     123,244     1,513,643
Shares redeemed          (152,948)  (2,006,792) (320,216)  (3,880,945) (1,320,991)  (17,117,159) (2,254,170)  (27,260,819)
                         --------  -----------  --------  -----------  ----------  ------------  ----------  ------------
Net increase (decrease)    19,456  $   286,990   (90,616) $(1,070,859)   (177,685) $ (2,217,414)   (450,443) $ (5,366,507)
                         ========  ===========  ========  ===========  ==========  ============  ==========  ============

                                      LARGE CAP VALUE PORTFOLIO
                         --------------------------------------------------
                                               CLASS 3
                         --------------------------------------------------
                            FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR
                            SEPTEMBER 30, 2006              ENDED
                                (UNAUDITED)             MARCH 31, 2006
                         ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------
Shares sold               4,107,997  $ 53,561,029   5,542,529  $ 67,136,391
Reinvested dividends             --            --      67,343       826,508
Shares redeemed            (838,064)  (10,862,044) (1,720,094)  (20,724,189)
                         ----------  ------------  ----------  ------------
Net increase (decrease)   3,269,933  $ 42,698,985   3,889,778  $ 47,238,710
                         ==========  ============  ==========  ============

                                                              MID CAP GROWTH PORTFOLIO
                         -------------------------------------------------------------------------------------------------
                                            CLASS 1                                          CLASS 2
                         --------------------------------------------  ---------------------------------------------------
                           FOR THE SIX MONTHS                             FOR THE SIX MONTHS
                                ENDED                FOR THE YEAR               ENDED                   FOR THE YEAR
                           SEPTEMBER 30, 2006           ENDED             SEPTEMBER 30, 2006               ENDED
                              (UNAUDITED)           MARCH 31, 2006           (UNAUDITED)               MARCH 31, 2006
                         ---------------------  ---------------------  ------------------------  -------------------------
                          SHARES      AMOUNT     SHARES      AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT
                         --------  -----------  --------  -----------  ----------  ------------  ----------   ------------
Shares sold                28,625  $   404,702    91,490  $ 1,243,038     856,676  $ 12,136,981   1,830,003   $ 24,657,415
Reinvested dividends           --           --    30,236      416,063          --            --     190,018      2,593,837
Shares redeemed          (125,424)  (1,748,020) (379,535)  (4,882,645) (1,135,132)  (15,671,838) (1,851,069)   (24,221,865)
                         --------  -----------  --------  -----------  ----------  ------------  ----------   ------------
Net increase (decrease)   (96,799) $(1,343,318) (257,809) $(3,223,544)   (278,456) $ (3,534,857)    168,952   $  3,029,387
                         ========  ===========  ========  ===========  ==========  ============  ==========   ============

                                       MID CAP GROWTH PORTFOLIO
                          -------------------------------------------------
                                               CLASS 3
                          -------------------------------------------------
                             FOR THE SIX MONTHS
                                   ENDED                  FOR THE YEAR
                             SEPTEMBER 30, 2006              ENDED
                                (UNAUDITED)              MARCH 31, 2006
                          -----------------------   -----------------------
                            SHARES       AMOUNT       SHARES       AMOUNT
                          ---------   -----------   ---------   -----------
Shares sold               1,195,211   $16,616,194   1,487,085   $20,042,904
Reinvested dividends             --            --      75,772     1,030,815
Shares redeemed            (440,629)   (6,091,207)   (531,133)   (6,962,836)
                          ---------   -----------   ---------   -----------
Net increase (decrease)     754,582   $10,524,987   1,031,724   $14,110,883
                          =========   ===========   =========   ===========

                                                                   MID CAP VALUE PORTFOLIO
                          ---------------------------------------------------------------------------------------------------------
                                              CLASS 1                                               CLASS 2
                          ------------------------------------------------   ------------------------------------------------------
                          FOR THE SIX MONTHS                                     FOR THE SIX MONTHS
                                ENDED                    FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2006              ENDED                SEPTEMBER 30, 2006                ENDED
                                (UNAUDITED)             MARCH 31, 2006               (UNAUDITED)               MARCH 31, 2006
                          ----------------------   -----------------------   -------------------------   --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                          --------   -----------   ----------   ----------   -----------   -----------   -----------   ------------
Shares sold                 65,809   $ 1,244,560      191,207   $3,528,066       554,645   $10,431,608     1,498,991   $ 27,717,441
Reinvested dividends            --            --       63,848    1,167,146            --            --       427,114      7,790,067
Shares redeemed           (127,322)   (2,412,386)    (254,492)  (4,726,625)     (990,705)  (18,529,925)   (2,122,163)   (38,959,679)
                          --------    ----------     --------   ----------      --------   -----------    ----------   ------------
Net increase (decrease)    (61,513)  $(1,167,826)         563   $  (31,413)     (436,060)  $(8,098,317)     (196,058)  $ (3,452,171)
                          ========    ==========     ========   ==========      ========   ===========    ==========   ============

                                       MID CAP VALUE PORTFOLIO
                          -------------------------------------------------
                                              CLASS 3
                          -------------------------------------------------
                            FOR THE SIX MONTHS
                                   ENDED                 FOR THE YEAR
                            SEPTEMBER 30, 2006              ENDED
                                (UNAUDITED)             MARCH 31, 2006
                          ----------------------   ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                          --------   -----------   ---------   ------------
Shares sold                826,759   $15,552,443   1,682,108   $ 31,119,352
Reinvested dividends            --            --     168,606      3,071,234
Shares redeemed           (467,162)   (8,745,653)   (720,216)   (13,306,335)
                          --------   -----------   ---------   ------------
Net increase (decrease)    359,597   $ 6,806,790   1,130,498   $ 20,884,251
                          ========   ===========   =========   ============

                                                                    SMALL CAP PORTFOLIO
                          -------------------------------------------------------------------------------------------------------
                                               CLASS 1                                             CLASS 2
                          -----------------------------------------------   -----------------------------------------------------
                            FOR THE SIX MONTHS                                 FOR THE SIX MONTHS
                                  ENDED                 FOR THE YEAR                 ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2006             ENDED                SEPTEMBER 30, 2006               ENDED
                                (UNAUDITED)            MARCH 31, 2006              (UNAUDITED)                MARCH 31, 2006
                          ----------------------   ----------------------   -------------------------   -------------------------
                           SHARES       AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                          --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Shares sold                146,138   $ 1,483,760    489,808   $ 4,604,056    2,121,275   $ 21,484,478    2,718,945   $ 25,975,157
Reinvested dividends            --            --      9,440        93,413           --             --       63,151        620,046
Shares redeemed           (305,046)   (3,159,856)  (466,723)   (4,419,347)  (2,033,789)   (20,261,055)  (2,732,675)   (25,851,531)
                          --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Net increase (decrease)   (158,908)  $(1,676,096)    32,525   $   278,122       87,486   $  1,223,423       49,421   $    743,672
                          ========   ===========   ========   ===========   ==========   ============   ==========   ============

                                          SMALL CAP PORTFOLIO
                          --------------------------------------------------
                                                 CLASS 3
                          --------------------------------------------------
                             FOR THE SIX MONTHS
                                   ENDED                  FOR THE YEAR
                             SEPTEMBER 30, 2006               ENDED
                                (UNAUDITED)              MARCH 31, 2006
                          -----------------------   ------------------------
                            SHARES       AMOUNT       SHARES        AMOUNT
                          ---------   -----------   ----------   -----------
Shares sold               3,288,826   $33,162,777    4,299,308   $41,083,674
Reinvested dividends             --            --       42,257       413,475
Shares redeemed            (870,394)   (8,641,794)  (1,053,255)   (9,995,223)
                          ---------   -----------   ----------   -----------
Net increase (decrease)   2,418,432   $24,520,983    3,288,310   $31,501,926
                          =========   ===========   ==========   ===========

                                                                INTERNATIONAL EQUITY PORTFOLIO
                          ---------------------------------------------------------------------------------------------------------
                                               CLASS 1                                               CLASS 2
                          -------------------------------------------------   -----------------------------------------------------
                              FOR THE SIX MONTHS                                 FOR THE SIX MONTHS
                                    ENDED                FOR THE YEAR                  ENDED                    FOR THE YEAR
                              SEPTEMBER 30, 2006            ENDED                 SEPTEMBER 30, 2006                ENDED
                                 (UNAUDITED)             MARCH 31, 2006              (UNAUDITED)                MARCH 31, 2006
                          -----------------------    ----------------------   -------------------------   -------------------------
                            SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                          ---------   -----------    --------   -----------   ----------   ------------   ----------   ------------
Shares sold                 198,869   $ 2,120,893     344,591   $ 3,281,349    2,664,767   $ 28,170,839    3,856,256   $ 36,367,560
Reinvested dividends             --            --      20,307       193,082           --             --      188,438      1,789,838
Shares redeemed            (142,429)   (1,490,685)   (209,894)   (1,938,516)  (2,209,706)   (22,947,766)  (2,832,562)   (26,193,338)
                          ---------   -----------    --------   -----------   ----------   ------------   ----------   ------------
Net increase (decrease)      56,440   $   630,208     155,004   $ 1,535,915      455,061   $  5,223,073    1,212,132   $ 11,964,060
                          =========   ===========    ========   ===========   ==========   ============   ==========   ============

                                      INTERNATIONAL EQUITY PORTFOLIO
                          -----------------------------------------------------
                                                CLASS 3
                          -----------------------------------------------------
                              FOR THE SIX MONTHS
                                    ENDED                    FOR THE YEAR
                              SEPTEMBER 30, 2006                ENDED
                                 (UNAUDITED)                MARCH 31, 2006
                          -------------------------   -------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ----------   ------------   ----------   ------------
Shares sold                5,709,156   $ 59,779,127    7,996,454   $ 73,900,656
Reinvested dividends              --             --      129,540      1,229,084
Shares redeemed           (1,618,814)   (16,845,943)  (1,614,689)   (14,934,674)
                          ----------   ------------   ----------   ------------
Net increase (decrease)    4,090,342   $ 42,933,184    6,511,305   $ 60,195,066
                          ==========   ============   ==========   ============

                                                             DIVERSIFIED FIXED INCOME PORTFOLIO
                          -------------------------------------------------------------------------------------------------------
                                              CLASS 1                                              CLASS 2
                          -----------------------------------------------   -----------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                   ENDED                FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2006              ENDED               SEPTEMBER 30, 2006                ENDED
                                (UNAUDITED)            MARCH 31, 2006              (UNAUDITED)                MARCH 31, 2006
                          ----------------------   ----------------------   -------------------------   -------------------------
                           SHARES       AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                          --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Shares sold                119,861   $ 1,256,840    277,412   $ 2,977,061    1,175,563   $ 12,332,449    2,266,710   $ 24,346,736
Reinvested dividends            --            --     37,278       388,628           --             --      378,064      3,935,897
Shares redeemed           (262,893)   (2,758,324)  (342,821)   (3,685,725)  (1,862,620)   (19,485,599)  (3,745,863)   (40,157,196)
                          --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Net increase (decrease)   (143,032)  $(1,501,484)   (28,131)  $  (320,036)    (687,057)  $ (7,153,150)  (1,101,089)  $(11,874,563)
                          ========   ===========   ========   ===========   ==========   ============   ==========   ============

                                   DIVERSIFIED FIXED INCOME PORTFOLIO
                          ---------------------------------------------------
                                                CLASS 3
                          ---------------------------------------------------
                             FOR THE SIX MONTHS
                                   ENDED                   FOR THE YEAR
                             SEPTEMBER 30, 2006               ENDED
                                (UNAUDITED)               MARCH 31, 2006
                          -----------------------   -------------------------
                            SHARES       AMOUNT       SHARES        AMOUNT
                          ---------   -----------   ----------   ------------
Shares sold               2,998,876   $31,301,827    5,376,550   $ 57,521,475
Reinvested dividends             --            --      191,139      1,986,612
Shares redeemed            (733,480)   (7,636,442)  (1,620,540)   (17,364,881)
                          ---------   -----------    ---------   ------------
Net increase (decrease)   2,265,396   $23,665,385    3,947,149   $ 42,143,206
                          =========   ===========    =========   ============

                                        STRATEGIC FIXED INCOME
                          -------------------------------------------------
                                               CLASS 3
                          -------------------------------------------------
                             FOR THE SIX MONTHS
                                   ENDED                  FOR THE YEAR
                             SEPTEMBER 30, 2006              ENDED
                                (UNAUDITED)              MARCH 31, 2006
                          -----------------------   -----------------------
                            SHARES       AMOUNT       SHARES       AMOUNT
                          ---------   -----------   ---------   -----------
Shares sold               2,299,702   $23,305,305   3,345,160   $33,526,368
Reinvested dividends             --            --     112,255     1,106,404
Shares redeemed            (409,505)   (4,159,339)   (457,712)   (4,597,405)
                          ---------   -----------   ---------   -----------
Net increase (decrease)   1,890,197   $19,145,966   2,999,703   $30,035,367
                          =========   ===========   =========   ===========

                                                               CASH MANAGEMENT PORTFOLIO
                       -------------------------------------------------------------------------------------------------------
                                           CLASS 1                                              CLASS 2
                       -----------------------------------------------   -----------------------------------------------------
                         FOR THE SIX MONTHS                                 FOR THE SIX MONTHS
                               ENDED                 FOR THE YEAR                  ENDED                   FOR THE YEAR
                         SEPTEMBER 30, 2006             ENDED                SEPTEMBER 30, 2006                ENDED
                             (UNAUDITED)           MARCH 31, 2006               (UNAUDITED)               MARCH 31, 2006
                       ----------------------   ----------------------   -------------------------   -------------------------
                        SHARES       AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                       --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Shares sold             484,908   $ 5,420,030    426,649   $ 4,683,047    6,802,875   $ 75,929,332    5,386,987   $ 58,933,049
Reinvested dividends         --            --      4,307        47,142           --             --       34,121        373,014
Shares redeemed        (317,929)   (3,565,910)  (413,199)   (4,525,337)  (5,456,381)   (61,226,883)  (6,330,116)   (69,330,682)
                       --------   -----------   --------    ----------   ----------   ------------   ----------   ------------
Net increase
   (decrease)           166,979   $ 1,854,120     17,757   $   204,852    1,346,494   $ 14,702,449     (909,008)  $(10,024,619)
                       ========   ===========   ========   ===========   ==========   ============   ==========   ============

                                      CASH MANAGEMENT PORTFOLIO
                       ------------------------------------------------------
                                               CLASS 3
                       ------------------------------------------------------
                            FOR THE SIX MONTHS
                                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2006                ENDED
                                (UNAUDITED)              MARCH 31, 2006
                       --------------------------   -------------------------
                         SHARES         AMOUNT        SHARES         AMOUNT
                       ----------    ------------   ----------   ------------
Shares sold             4,171,842    $ 46,518,745    3,122,926   $ 34,139,298
Reinvested dividends           --              --       13,987        152,778
Shares redeemed        (2,783,035)    (31,143,930)  (2,337,587)   (25,564,493)
                       ----------    ------------   ----------   ------------
Net increase
   (decrease)           1,388,807    $ 15,374,815      799,326   $  8,727,583
                       ==========    ============   ==========   ============

                                                           FOCUS GROWTH PORTFOLIO
                       -------------------------------------------------------------------------------------------------------
                                           CLASS 1                                              CLASS 2
                       -----------------------------------------------   -----------------------------------------------------
                         FOR THE SIX MONTHS                                 FOR THE SIX MONTHS
                               ENDED                 FOR THE YEAR                  ENDED                   FOR THE YEAR
                         SEPTEMBER 30, 2006             ENDED                SEPTEMBER 30, 2006                ENDED
                             (UNAUDITED)           MARCH 31, 2006               (UNAUDITED)               MARCH 31, 2006
                       ----------------------   ----------------------   -------------------------   -------------------------
                        SHARES       AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                       --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Shares sold              48,421   $   396,001    174,300   $ 1,507,762    1,207,540   $  9,895,448    1,433,037   $ 11,948,750
Reinvested dividends         --            --         --            --           --             --           --             --
Shares redeemed        (292,431)   (2,418,434)  (161,347)   (1,339,103)  (1,505,013)   (12,415,655)  (2,287,689)   (18,691,366)
                       --------   -----------   --------   -----------   ----------   ------------   ----------   ------------
Net increase
   (decrease)          (244,010)  $(2,022,433)    12,953   $   168,659     (297,473)  $ (2,520,207)    (854,652)  $ (6,742,616)
                       ========   ===========   ========   ===========   ==========   ============   ==========   ============

                                       FOCUS GROWTH PORTFOLIO
                       -----------------------------------------------------
                                              CLASS 3
                       -----------------------------------------------------
                            FOR THE SIX MONTHS
                                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2006                ENDED
                                (UNAUDITED)              MARCH 31, 2006
                       --------------------------   ------------------------
                         SHARES         AMOUNT        SHARES        AMOUNT
                       ----------    ------------   ----------   -----------
Shares sold             1,979,888    $ 16,303,437    2,165,081   $17,921,358
Reinvested dividends           --              --           --            --
Shares redeemed          (628,846)     (5,098,214)    (674,358)   (5,544,645)
                        ---------    ------------    ---------   -----------
Net increase
   (decrease)           1,351,042    $ 11,205,223    1,490,723   $12,376,713
                        =========    ============    =========   ===========

                                                                FOCUS TECHNET PORTFOLIO
                       --------------------------------------------------------------------------------------------------------
                                           CLASS 2                                              CLASS 3
                       -----------------------------------------------------   ------------------------------------------------
                           FOR THE SIX MONTHS                                    FOR THE SIX MONTHS
                                 ENDED                    FOR THE YEAR                  ENDED                 FOR THE YEAR
                           SEPTEMBER 30, 2006                 ENDED              SEPTEMBER 30, 2006              ENDED
                               (UNAUDITED)               MARCH 31, 2006             (UNAUDITED)              MARCH 31, 2006
                       -------------------------   -------------------------   ----------------------   -----------------------
                         SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT      SHARES        AMOUNT
                       ----------   ------------   ----------   ------------   --------   -----------   ---------   -----------
Shares sold               663,512   $  3,869,735    2,655,289   $ 15,520,679    546,526   $ 3,218,617   1,377,710   $ 8,086,103
Reinvested dividends           --             --           --             --         --            --          --            --
Shares redeemed        (2,152,353)   (12,332,735)  (2,553,296)   (14,414,702)  (704,837)   (4,027,468)   (607,321)   (3,458,414)
                       ----------   ------------   ----------   ------------   --------   -----------    --------   -----------
Net increase
   (decrease)          (1,488,841)  $ (8,463,000)     101,993   $  1,105,977   (158,311)  $  (808,851)    770,389   $ 4,627,689
                       ==========   ============   ==========   ============   ========   ===========    ========   ===========

                                                         FOCUS GROWTH AND INCOME PORTFOLIO
                       ----------------------------------------------------------------------------------------------------
                                             CLASS 2                                            CLASS 3
                       --------------------------------------------------   -----------------------------------------------
                         FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                ENDED                  FOR THE YEAR                  ENDED                FOR THE YEAR
                         SEPTEMBER 30, 2006               ENDED               SEPTEMBER 30, 2006              ENDED
                             (UNAUDITED)              MARCH 31, 2006              (UNAUDITED)            MARCH 31, 2006
                       ----------------------   -------------------------   ----------------------   ----------------------
                        SHARES       AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                       --------   -----------   ----------   ------------   --------   -----------   --------   -----------
Shares sold             441,902   $ 4,677,474    1,043,950   $ 10,268,450    446,434   $ 4,731,797    946,096   $ 9,314,721
Reinvested dividends         --            --       10,120        103,802         --            --      2,900        29,676
Shares redeemed        (942,506)   (9,993,227)  (1,761,669)   (17,386,836)  (312,128)   (3,280,168)  (755,102)   (7,404,139)
                       --------   -----------   ----------   ------------   --------   -----------   ---------  -----------
Net increase
   (decrease)          (500,604)  $(5,315,753)    (707,599)  $ (7,014,584)   134,306   $ 1,451,629    193,894   $ 1,940,258
                       ========   ===========   ==========   ============   ========   ===========   =========  ===========

                                                               FOCUS VALUE PORTFOLIO
                       -----------------------------------------------------------------------------------------------------
                                             CLASS 2                                             CLASS 3
                       --------------------------------------------------   ------------------------------------------------
                         FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                ENDED                  FOR THE YEAR                  ENDED                 FOR THE YEAR
                         SEPTEMBER 30, 2006               ENDED               SEPTEMBER 30, 2006              ENDED
                             (UNAUDITED)              MARCH 31, 2006              (UNAUDITED)             MARCH 31, 2006
                       ----------------------   -------------------------   ----------------------   -----------------------
                        SHARES       AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       --------   -----------   ----------   ------------   --------   -----------   ---------   -----------
Shares sold             962,285   $15,129,496    1,111,242   $ 15,947,258    999,722   $15,622,748   1,588,051   $22,831,174
Reinvested dividends         --            --      203,027      2,929,934         --            --      96,033     1,383,973
Shares redeemed        (931,239)  (14,375,786)  (1,362,453)   (19,454,265)  (351,637)   (5,480,145)   (510,421)   (7,330,364)
                       --------   -----------   ----------   ------------   --------   -----------   ---------   -----------
Net increase
   (decrease)            31,046   $   753,710      (48,184)  $   (577,073)   648,085   $10,142,603   1,173,663   $16,884,783
                       ========   ===========   ==========   ============   ========   ===========   =========   ===========

                                    ALLOCATION GROWTH PORTFOLIO
                       ----------------------------------------------------
                                              CLASS 3
                       ----------------------------------------------------
                          FOR THE SIX MONTHS
                                 ENDED                   FOR THE YEAR
                          SEPTEMBER 30, 2006                ENDED
                              (UNAUDITED)               MARCH 31, 2006
                       ------------------------   -------------------------
                         SHARES       AMOUNT        SHARES        AMOUNT
                       ---------   ------------   ----------   ------------
Shares sold            5,091,697   $ 57,242,388    7,254,881   $ 76,494,436
Reinvested dividends          --             --       18,529        200,741
Shares redeemed         (430,419)    (4,841,059)  (2,267,761)   (23,788,884)
                       ---------   ------------   ----------   ------------
Net increase
  (decrease)           4,661,278   $ 52,401,329    5,005,649   $ 52,906,293
                       =========   ============   ==========   ============

                               ALLOCATION MODERATE GROWTH PORTFOLIO
                       ----------------------------------------------------
                                              CLASS 3
                       ----------------------------------------------------
                          FOR THE SIX MONTHS
                                 ENDED                   FOR THE YEAR
                          SEPTEMBER 30, 2006                ENDED
                              (UNAUDITED)               MARCH 31, 2006
                       ------------------------   -------------------------
                         SHARES       AMOUNT        SHARES        AMOUNT
                       ---------   ------------   ----------   ------------
Shares sold            7,881,655   $ 86,826,468   11,221,129   $117,552,441
Reinvested dividends          --             --       47,333        504,019
Shares redeemed         (956,687)   (10,530,655)  (2,709,928)   (28,258,560)
                       ---------   ------------   ----------   ------------
Net increase
   (decrease)          6,924,968   $ 76,295,813    8,558,534   $ 89,797,900
                       =========   ============   ==========   ============

                                   ALLOCATION MODERATE PORTFOLIO
                       ---------------------------------------------------
                                              CLASS 3
                       ---------------------------------------------------
                          FOR THE SIX MONTHS
                                 ENDED                  FOR THE YEAR
                          SEPTEMBER 30, 2006               ENDED
                              (UNAUDITED)              MARCH 31, 2006
                       -----------------------   -------------------------
                         SHARES       AMOUNT        SHARES        AMOUNT
                       ---------   -----------   ----------   ------------
Shares sold            5,390,869   $58,146,438    9,162,944   $ 94,488,144
Reinvested dividends          --            --       58,763        615,474
Shares redeemed         (591,159)   (6,380,307)  (3,168,307)   (32,744,114)
                       ---------   -----------   ----------   ------------
Net increase
   (decrease)          4,799,710   $51,766,131    6,053,400   $ 62,359,504
                       =========   ===========   ==========   ============

                                       ALLOCATION BALANCED PORTFOLIO
                          -------------------------------------------------------
                                                   CLASS 3
                          -------------------------------------------------------
                              FOR THE SIX MONTHS
                                     ENDED                     FOR THE YEAR
                              SEPTEMBER 30, 2006                  ENDED
                                 (UNAUDITED)                  MARCH 31, 2006
                          --------------------------   --------------------------
                            SHARES         AMOUNT        SHARES         AMOUNT
                          ----------    ------------   ----------    ------------
Shares sold                2,013,683    $ 21,156,944    6,661,693    $ 67,903,729
Reinvested dividends              --              --       68,225         699,317
Shares redeemed             (493,151)     (5,194,901)  (3,252,190)    (33,420,080)
                           ---------    ------------    ---------    ------------
Net increase (decrease)    1,520,532    $ 15,962,043    3,477,728    $ 35,182,966
                           =========    ============    =========    ============

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers during the period ended September 30, 2006:

                           BANC OF                                               GOLDMAN
                           AMERICA      CITIGROUP    CREDIT SUISSE                SACHS    GOLDMAN   J.P. MORGAN    M.J.
                         SECURITIES,      GLOBAL      SECURITIES,     GOLDMAN    (ASIA),    SACHS    SECURITIES,  WHITMAN,
                             LLC      MARKETS, INC.       LTD.       SACHS & CO.    LLC    EXECUTION      INC.        LLC
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth           $   --       $    --         $   --        $ 4,717     $   --   $1,085       $ --       $   --
Mid Cap Value                  --            --             --          1,816         --       --         --           --
Small Cap                      --        10,782             --             --         --       --         --           --
International Equity           --            --             --         12,727      9,097       --         --           --
Focus Growth                   --            --          2,203             --         --       --         --           --
Focus Growth and Income     4,495            --             --             --         --       --         --           --
Focus Value                    --            --             --             --         --       --        960        1,162

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended September 30, 2006, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

                                                       MARKET                                            CHANGE        MARKET
                                                      VALUE AT         COST       PROCEEDS                 IN         VALUE AT
                                                      MARCH 31,         OF           OF       REALIZED  UNREALIZED  SEPTEMBER 30,
PORTFOLIO                    SECURITY        INCOME     2006        PURCHASES      SALES    GAIN/LOSS  GAIN (LOSS)       2006
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth     AIG                     $5,234  $   931,869  $    234,479  $       --   $     --   $   19,706  $  1,186,054
Large Cap Composite  AIG                      1,213      212,017         8,225          --         --          735       220,977
Large Cap Value      AIG                      4,407      836,699       171,709          --         --       11,333     1,019,741
Allocation Growth    Various Seasons Series
   Strategy          Trust Portfolios*           --   63,026,699    55,942,434   3,330,709    473,701    1,641,633   117,753,758
Allocation Moderate  Various Seasons Series
   Growth Strategy   Trust Portfolios*           --   98,800,922    84,234,652   7,694,423    929,099    2,493,827   178,764,077
Allocation Moderate  Various Seasons Series
   Strategy          Trust Portfolios*           --   69,273,204    55,091,585   3,779,033    424,248    2,279,417   123,289,421
Allocation Balanced  Various Seasons Series
   Strategy          Trust Portfolios*           --   40,806,714    19,594,445   3,833,785    219,992    1,151,092    57,938,458

----------
* See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2006, each Managed Allocation Portfolio held less than 26% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 66% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

9. INVESTMENT CONCENTRATIONS: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2006 had approximately 16.6% and 21.7% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

10. Lines of Credit: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended September 30, 2006, the following Portfolios had borrowings:

                                          DAYS     INTEREST  AVERAGE DEBT  WEIGHTED AVERAGE
PORTFOLIO                             OUTSTANDING   CHARGES    UTILIZED        INTEREST
-------------------------------------------------------------------------------------------
Multi-Managed Growth                       2        $  121    $  404,842         5.38%
Multi-Managed Moderate Growth              2           185       619,423         5.38
Multi-Managed Income/Equity                2           444     1,485,440         5.38
Multi-Managed Income                       2           102       342,949         5.38
Asset Allocation: Diversified Growth      30         6,937     1,549,858         5.35
Mid Cap Growth                             5           312       407,968         5.50
International Equity                       9           876       633,825         5.60
Strategic Fixed Income                     4           152       234,376         5.84
Focus TechNet                             14         1,298       583,867         5.62
Focus Growth and Income                    5           181       234,630         5.55

At September 30, 2006, Strategic Fixed Income had a balance open under the line of credit of $98,890.

11. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2006, none of the Portfolios participated in the program.

12. OTHER MATTERS: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser") and AIG Global Investment Corp., a subadviser to certain portfolios ("AIGGIC"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1933, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG without admitting or denying the allegations in the complaint (except as to jurisdiction), commenced to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and AIGGIC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims related to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOI, the NYAG and the DOL AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECT DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD

                                                                     DIVIDENDS                   DIVIDENDS                  NET
               NET ASSET       NET     NET REALIZED &                DECLARED    DIVIDENDS FROM   DECLARED                  ASSET
                 VALUE     INVESTMENT    UNREALIZED    TOTAL FROM    FROM NET     NET REALIZED    FROM NET                  VALUE
 PERIOD      BEGINNING OF    INCOME      GAIN (LOSS)   INVESTMENT   INVESTMENT      GAIN ON      RETURN OF      TOTAL      END OF
  ENDED         PERIOD       (LOSS)*   ON INVESTMENTS  OPERATIONS     INCOME      INVESTMENTS     CAPITAL   DISTRIBUTIONS  PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/02        $12.16        $0.16        $(1.09)      $(0.93)       $(0.20)        $(0.43)        $--        $(0.63)     $10.60
03/31/03         10.60         0.12         (1.87)       (1.75)        (0.15)            --          --         (0.15)       8.70
03/31/04          8.70         0.08          2.34         2.42         (0.10)            --          --         (0.10)      11.02
03/31/05         11.02         0.09          0.59         0.68         (0.07)            --          --         (0.07)      11.63
03/31/06         11.63         0.11          1.49         1.60         (0.10)            --          --         (0.10)      13.13
09/30/06(4)      13.13         0.08         (0.16)       (0.08)           --             --          --            --       13.05

                                              Multi-Managed Growth Portfolio Class 2
03/31/02         12.15        0.13         (1.07)        (0.94)       (0.18)         (0.43)          --         (0.61)      10.60
03/31/03         10.60        0.10         (1.87)        (1.77)       (0.14)            --           --         (0.14)       8.69
03/31/04          8.69        0.06          2.35          2.41        (0.09)            --           --         (0.09)      11.01
03/31/05         11.01        0.08          0.57          0.65        (0.05)            --           --         (0.05)      11.61
03/31/06         11.61        0.09          1.48          1.57        (0.08)            --           --         (0.08)      13.10
09/30/06(4)      13.10        0.07         (0.15)        (0.08)          --             --           --            --       13.02

                                              Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+         9.00        0.03         (0.20)        (0.17)       (0.14)            --           --         (0.14)       8.69
03/31/04          8.69        0.03          2.37          2.40        (0.09)            --           --         (0.09)      11.00
03/31/05         11.00        0.07          0.57          0.64        (0.04)            --           --         (0.04)      11.60
03/31/06         11.60        0.08          1.48          1.56        (0.07)            --           --         (0.07)      13.09
09/30/06(4)      13.09        0.06         (0.16)        (0.10)          --             --           --            --       12.99

                            NET                     RATIO OF NET
                           ASSETS     RATIO OF       INVESTMENT
                           END OF     EXPENSES        INCOME TO
 PERIOD         TOTAL      PERIOD    TO AVERAGE        AVERAGE    PORTFOLIO
  ENDED        RETURN**   (000'S)    NET ASSETS      NET ASSETS    TURNOVER
---------------------------------------------------------------------------
                   Multi-Managed Growth Portfolio Class 1
03/31/02      (7.77)%     $84,012     1.05%            1.35%       102%(2)
03/31/03     (16.57)       51,638     1.09             1.25        106(2)
03/31/04      27.93        60,247     1.10             0.75        100(2)
03/31/05       6.13(1)     50,863     1.04             0.83        107(2)
03/31/06      13.76(1)     42,652     1.11(3)          0.88(3)     114
09/30/06(4)   (0.61)       38,381     1.10#(3)(5)      1.26#(3)(5)  80

                   Multi-Managed Growth Portfolio Class 2
03/31/02      (7.83)      49,770      1.20             1.15        102(2)
03/31/03     (16.71)      48,414      1.24             1.09        106(2)
03/31/04      27.79       78,735      1.25             0.59        100(2)
03/31/05       5.90(1)    78,191      1.19             0.69        107(2)
03/31/06      13.56(1)    84,310      1.26(3)          0.73(3)     114
09/30/06(4)   (0.61)      81,263      1.25#(3)(5)      1.11#(3)(5)  80

                   Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+     (1.90)          49      1.39#            0.88#       106(2)
03/31/04      27.63        3,038      1.40             0.38        100(2)
03/31/05       5.80(1)    18,448      1.29             0.62        107(2)
03/31/06      13.47(1)    28,135      1.37(3)          0.63(3)     114
09/30/06(4)   (0.76)      32,448      1.34#(3)(5)      1.01#(3)(5)  80

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                 2002   2003   2004   2005
                                 ----   ----   ----   ----
Multi-Managed Growth Portfolio   102%   106%    99%   107%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                         03/31/06   09/30/06#
                                         --------   ---------
Multi-Managed Growth Portfolio Class 1     0.01%      0.02%
Multi-Managed Growth Portfolio Class 2     0.01       0.02
Multi-Managed Growth Portfolio Class 3     0.01       0.02

(4)  Unaudited

(5)  Gross custody credits of 0.01%

See Notes to Financial Statements

                                                                     DIVIDENDS                   DIVIDENDS                  NET
               NET ASSET       NET     NET REALIZED &                DECLARED    DIVIDENDS FROM   DECLARED                  ASSET
                 VALUE     INVESTMENT    UNREALIZED    TOTAL FROM    FROM NET     NET REALIZED    FROM NET                  VALUE
 PERIOD      BEGINNING OF    INCOME      GAIN (LOSS)   INVESTMENT   INVESTMENT       GAIN ON     RETURN OF      TOTAL      END OF
  ENDED         PERIOD       (LOSS)*   ON INVESTMENTS  OPERATIONS     INCOME       INVESTMENTS    CAPITAL   DISTRIBUTIONS  PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Moderate Growth Portfolio Class 1
03/31/02        $12.21        $0.27        $(0.90)       $(0.63)      $(0.25)        $(0.29)        $--        $(0.54)     $11.04
03/31/03         11.04         0.21         (1.45)        (1.24)       (0.21)            --          --         (0.21)       9.59
03/31/04          9.59         0.15          2.01          2.16        (0.17)            --          --         (0.17)      11.58
03/31/05         11.58         0.18          0.31          0.49        (0.13)            --          --         (0.13)      11.94
03/31/06         11.94         0.21          1.08          1.29        (0.17)            --          --         (0.17)      13.06
09/30/06(4)      13.06         0.13         (0.08)         0.05           --             --          --            --       13.11

                                              Multi-Managed Moderate Growth Portfolio Class 2
03/31/02         12.20         0.24         (0.88)        (0.64)       (0.23)         (0.29)         --         (0.52)      11.04
03/31/03         11.04         0.18         (1.45)        (1.27)       (0.20)            --          --         (0.20)       9.57
03/31/04          9.57         0.13          2.01          2.14        (0.15)            --          --         (0.15)      11.56
03/31/05         11.56         0.16          0.30          0.46        (0.11)            --          --         (0.11)      11.91
03/31/06         11.91         0.18          1.10          1.28        (0.16)            --          --         (0.16)      13.03
09/30/06(4)      13.03         0.12         (0.08)         0.04           --             --          --            --       13.07

                                              Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+         9.83         0.05         (0.11)        (0.06)       (0.20)            --          --         (0.20)       9.57
03/31/04          9.57         0.10          2.03          2.13        (0.15)            --          --         (0.15)      11.55
03/31/05         11.55         0.14          0.31          0.45        (0.10)            --          --         (0.10)      11.90
03/31/06         11.90         0.17          1.09          1.26        (0.14)            --          --         (0.14)      13.02
09/30/06(4)      13.02         0.11         (0.08)         0.03           --             --          --            --       13.05

                            NET                     RATIO OF NET
                           ASSETS     RATIO OF       INVESTMENT
                           END OF     EXPENSES        INCOME TO
 PERIOD          TOTAL    PERIOD     TO AVERAGE        AVERAGE    PORTFOLIO
  ENDED        RETURN**   (000'S)    NET ASSETS      NET ASSETS    TURNOVER
---------------------------------------------------------------------------
                   Multi-Managed Moderate Growth Portfolio Class 1
03/31/02       (5.27)%    $96,218     0.99%          2.28%          104%(2)
03/31/03      (11.26)      63,068     1.00           2.06           109(2)
03/31/04       22.63       71,142     1.00           1.41           105(2)
03/31/05        4.21(1)    60,210     0.95           1.54           116(2)
03/31/06       10.84(1)    52,920     0.99(3)        1.61(3)        123
09/30/06(4)     0.38       47,307     0.97#(3)(5)    2.00#(3)(5)     85

                   Multi-Managed Moderate Growth Portfolio Class 2
03/31/02       (5.35)      81,687     1.14           2.04           104(2)
03/31/03      (11.48)     101,321     1.15           1.88           109(2)
03/31/04       22.51      164,241     1.15           1.25           105(2)
03/31/05        3.99(1)   167,282     1.10           1.40           116(2)
03/31/06       10.72(1)   177,331     1.14(3)        1.46(3)        123
09/30/06(4)     0.31      176,094     1.12#(3)(5)    1.85#(3)(5)     85

                   Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+      (0.58)        172        1.28#        1.70#          109(2)
03/31/04       22.37       9,269        1.30         1.06           105(2)
03/31/05        3.89(1)   44,413        1.20         1.32           116(2)
03/31/06       10.63(1)   61,977        1.25(3)      1.37(3)        123
09/30/06(4)     0.23      68,534        1.22#(3)(5)  1.75#(3)(5)    85

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                          2002   2003   2004   2005
                                          ----   ----   ----   ----
Multi-Managed Moderate Growth Portfolio   102%   108%   104%   114%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                  03/31/06   09/30/06#
                                                  --------   ---------
Multi-Managed Moderate Growth Portfolio Class 1     0.01%      0.02%
Multi-Managed Moderate Growth Portfolio Class 2     0.01       0.02
Multi-Managed Moderate Growth Portfolio Class 3     0.01       0.02

(4)  Unaudited

(5)  Gross custody credits of 0.01%

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                NET                  REALIZED &               DECLARED   DIVIDENDS   DIVIDENDS                   NET
               ASSET        NET      UNREALIZED     TOTAL     FROM NET    FROM NET    DECLARED                  ASSET
               VALUE    INVESTMENT      GAIN        FROM      INVEST-     REALIZED   FROM NET                   VALUE
 PERIOD      BEGINNING    INCOME     (LOSS) ON   INVESTMENT     MENT      GAIN ON    RETURN OF      TOTAL      END OF   TOTAL
  ENDED      OF PERIOD    (LOSS)*   INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS   CAPITAL   DISTRIBUTIONS  PERIOD  RETURN**
---------------------------------------------------------------------------------------------------------------------------------
                 Multi-Managed Income/Equity Portfolio Class 1
03/31/02       $11.93     $ 0.41      $(0.54)     $(0.13)     $(0.34)     $(0.35)       $--        $(0.69)     $11.11   (1.15)%
03/31/03        11.11       0.34       (0.62)      (0.28)      (0.29)         --         --         (0.29)      10.54   (2.47)
03/31/04        10.54       0.28        1.27        1.55       (0.26)         --         --         (0.26)      11.83   14.80
03/31/05        11.83       0.32        0.10        0.42       (0.24)         --         --         (0.24)      12.01    3.52(1)
03/31/06        12.01       0.35        0.41        0.76       (0.30)         --         --         (0.30)      12.47    6.31(1)
09/30/06(4)     12.47       0.20        0.06        0.26          --          --         --            --       12.73    2.09
                   Multi-Managed Income/Equity Portfolio Class 2
03/31/02        11.93       0.37       (0.52)      (0.15)      (0.33)      (0.35)        --         (0.68)      11.10   (1.38)
03/31/03        11.10       0.31       (0.60)      (0.29)      (0.29)         --         --         (0.29)      10.52   (2.61)
03/31/04        10.52       0.26        1.27        1.53       (0.24)         --         --         (0.24)      11.81   14.67
03/31/05        11.81       0.30        0.10        0.40       (0.22)         --         --         (0.22)      11.99    3.39(1)
03/31/06        11.99       0.33        0.40        0.73       (0.28)         --         --         (0.28)      12.44    6.09(1)
09/30/06(4)     12.44       0.19        0.07        0.26          --          --         --            --       12.70    2.09
                 Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+       10.71       0.08        0.02        0.10       (0.29)        --          --         (0.29)      10.52    0.93
03/31/04        10.52       0.22        1.30        1.52       (0.24)         --         --         (0.24)      11.80   14.53
03/31/05        11.80       0.28        0.10        0.38       (0.21)         --         --         (0.21)      11.97    3.20(1)
03/31/06        11.97       0.31        0.42        0.73       (0.27)         --         --         (0.27)      12.43    6.08(1)
09/30/06(4)     12.43       0.18        0.06        0.24          --          --         --            --       12.67    1.93

               NET                    RATIO OF
             ASSETS                      NET
               END     RATIO OF      INVESTMENT
               OF      EXPENSES       INCOME TO
 PERIOD       PERIOD  TO AVERAGE       AVERAGE      PORTFOLIO
  ENDED      (000'S)  NET ASSETS     NET ASSETS      TURNOVER
-------------------------------------------------------------
                 Multi-Managed Income/Equity Portfolio Class 1
03/31/02     $68,230     1.00%          3.49%           63%(2)
03/31/03      51,615     0.98           3.17            87(2)
03/31/04      55,067     0.97           2.47           113(2)
03/31/05      47,346     0.91           2.68           108(2)
03/31/06      39,618     0.96(3)        2.78(3)        121
09/30/06(4)   34,506     0.94#(3)(5)    3.21#(3)(5)     68
                   Multi-Managed Income/Equity Portfolio Class 2
03/31/02      64,073     1.14           3.24            63(2)
03/31/03      92,470     1.13           2.98            87(2)
03/31/04     149,978     1.12           2.31           113(2)
03/31/05     151,035     1.06           2.53           108(2)
03/31/06     150,711     1.11(3)        2.64(3)        121
09/30/06(4)  148,395     1.09#(3)(5)    3.06#(3)(5)     68
                 Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+        249     1.26#          2.67#           87(2)
03/31/04       9,753     1.25           2.15           113(2)
03/31/05      41,835     1.16           2.46           108(2)
03/31/06      51,526     1.21(3)        2.54(3)        121
09/30/06(4)   53,747     1.19#(3)(5)    2.96#(3)(5)     68

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                      2002   2003   2004   2005
                                                      ----   ----   ----   ----
     Multi-Managed Income/Equity Portfolio             62%    85%   111%   106%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                            03/31/06   09/30/06#
                                                            --------   ---------
     Multi-Managed Income/Equity Portfolio Class 1            0.00%       0.00%
     Multi-Managed Income/Equity Portfolio Class 2            0.00        0.00
     Multi-Managed Income/Equity Portfolio Class 3            0.00        0.00

(4)  Unaudited

(5)  Gross custody credits of 0.01%

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                NET                  REALIZED &               DECLARED   DIVIDENDS   DIVIDENDS                   NET
               ASSET        NET      UNREALIZED     TOTAL     FROM NET    FROM NET    DECLARED                  ASSET
               VALUE    INVESTMENT      GAIN        FROM      INVEST-     REALIZED   FROM NET                   VALUE
 PERIOD      BEGINNING    INCOME     (LOSS) ON   INVESTMENT     MENT      GAIN ON    RETURN OF      TOTAL      END OF   TOTAL
  ENDED      OF PERIOD    (LOSS)*   INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS   CAPITAL   DISTRIBUTIONS  PERIOD  RETURN**
---------------------------------------------------------------------------------------------------------------------------------
                     Multi-Managed Income Portfolio Class 1
03/31/02       $11.65     $0.51       $(0.40)       $0.11     $(0.40)     $(0.16)       $--        $(0.56)     $11.20    0.88%
03/31/03        11.20      0.45        (0.02)        0.43      (0.35)         --         --         (0.35)      11.28    3.87
03/31/04        11.28      0.37         0.83         1.20      (0.34)         --         --         (0.34)      12.14   10.75
03/31/05        12.14      0.39        (0.16)        0.23      (0.32)         --         --         (0.32)      12.05    1.85(2)
03/31/06        12.05      0.42         0.06         0.48      (0.39)         --         --         (0.39)      12.14    3.98(2)
09/30/06(5)     12.14      0.24         0.08         0.32         --          --         --            --       12.46    2.64
                     Multi-Managed Income Portfolio Class 2
03/31/02        11.65      0.48        (0.40)        0.08      (0.38)      (0.16)        --         (0.54)      11.19    0.65
03/31/03        11.19      0.41           --         0.41      (0.34)         --         --         (0.34)      11.26    3.74
03/31/04        11.26      0.34         0.84         1.18      (0.32)         --         --         (0.32)      12.12   10.61
03/31/05        12.12      0.37        (0.16)        0.21      (0.30)         --         --         (0.30)      12.03    1.71(2)
03/31/06        12.03      0.40         0.06         0.46      (0.37)         --         --         (0.37)      12.12    3.84(2)
09/30/06(5)     12.12      0.23         0.08         0.31         --          --         --            --       12.43    2.56
                     Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+       11.34      0.14         0.12         0.26      (0.34)         --         --         (0.34)      11.26    2.37
03/31/04        11.26      0.28         0.88         1.16      (0.32)         --         --         (0.32)      12.10   10.39
03/31/05        12.10      0.35        (0.15)        0.20      (0.29)         --         --         (0.29)      12.01    1.61(2)
03/31/06        12.01      0.38         0.08         0.46      (0.36)         --         --         (0.36)      12.11    3.83(2)
09/30/06(5)     12.11      0.22         0.08         0.30         --          --         --            --       12.41    2.48

               NET                    RATIO OF
             ASSETS                      NET
               END     RATIO OF      INVESTMENT
               OF      EXPENSES       INCOME TO
 PERIOD       PERIOD  TO AVERAGE       AVERAGE      PORTFOLIO
  ENDED      (000'S)  NET ASSETS     NET ASSETS      TURNOVER
-------------------------------------------------------------
                     Multi-Managed Income Portfolio Class 1
03/31/02     $52,122     1.05%(1)       4.40%(1)        59%(3)
03/31/03      43,960     0.96           3.97            97(3)
03/31/04      45,334     0.95           3.12           126(3)
03/31/05      38,991     0.90           3.26           112(3)
03/31/06      31,540     0.95(4)        3.40(4)        118
09/30/06(5)   27,615     0.97#(4)(6)    3.86#(4)(6)     75
                     Multi-Managed Income Portfolio Class 2
03/31/02      45,459     1.20(1)        4.15(1)         59(3)
03/31/03      80,625     1.12           3.75            97(3)
03/31/04     118,953     1.10           2.96           126(3)
03/31/05     115,350     1.05           3.12           112(3)
03/31/06     108,178     1.10(4)        3.25(4)        118
09/30/06(5)  101,389     1.12#(4)(6)    3.71#(4)(6)     75
                     Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+         74     1.21#          3.24#           97(3)
03/31/04       7,925     1.22           2.77           126(3)
03/31/05      25,758     1.14           3.04           112(3)
03/31/06      31,264     1.21(4)        3.16(4)        118
09/30/06(5)   32,632     1.22#(4)(6)    3.60#(4)(6)     75

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                       03/31/02
                                                                       --------
     Multi-Managed Income Portfolio Class 1                             (0.04)%
     Multi-Managed Income Portfolio Class 2                             (0.05)
     Multi-Managed Income Portfolio Class 3                                --

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(3) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                      2002   2003   2004   2005
                                                      ----   ----   ----   ----
     Multi-Managed Income Portfolio                    57%    94%    123%   110%

(4) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                           03/31/06   09/30/06#
                                                           --------   ---------
     Multi-Managed Income Portfolio Class 1                  0.00%       0.00%
     Multi-Managed Income Portfolio Class 2                  0.00        0.00
     Multi-Managed Income Portfolio Class 3                  0.00        0.00

(5)  Unaudited

(6)  Gross custody credits of 0.01%

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                                     REALIZED &               DECLARED   DIVIDENDS   DIVIDENDS
             NET ASSET      NET      UNREALIZED               FROM NET    FROM NET    DECLARED
               VALUE    INVESTMENT      GAIN     TOTAL FROM   INVEST-     REALIZED    FROM NET
   PERIOD    BEGINNING   INCOME      (LOSS) ON   INVESTMENT     MENT      GAIN ON    RETURN OF
   ENDED     OF PERIOD  (LOSS)*     INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS   CAPITAL
----------------------------------------------------------------------------------------------
                  Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02       $11.08      $0.17      $(0.32)      $(0.15)    $(0.16)     $(0.07)       $--
03/31/03        10.70       0.15       (2.28)       (2.13)     (0.12)         --         --
03/31/04         8.45       0.13        2.33         2.46      (0.13)         --         --
03/31/05        10.78       0.12        0.53         0.65      (0.13)         --         --
03/31/06        11.30       0.21        1.34         1.55      (0.16)         --         --
09/30/06(6)     12.69       0.14        0.35         0.49         --          --         --
                  Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02        11.07       0.13       (0.28)       (0.15)     (0.15)      (0.07)        --
03/31/03        10.70       0.13       (2.28)       (2.15)     (0.11)         --         --
03/31/04         8.44       0.11        2.33         2.44      (0.11)         --         --
03/31/05        10.77       0.10        0.52         0.62      (0.11)         --         --
03/31/06        11.28       0.19        1.35         1.54      (0.15)         --         --
09/30/06(6)     12.67       0.13        0.35         0.48         --          --         --
                  Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+        9.00       0.02       (0.47)       (0.45)     (0.11)         --         --
03/31/04         8.44       0.07        2.36         2.43      (0.11)         --         --
03/31/05        10.76       0.11        0.49         0.60      (0.10)         --         --
03/31/06        11.26       0.18        1.35         1.53      (0.14)         --         --
09/30/06(6)     12.65       0.12        0.35         0.47         --          --         --

                                                                         RATIO OF
                              NET                    NET                   NET
                             ASSET                 ASSETS   RATIO OF    INVESTMENT
                             VALUE                 END OF  EXPENSES TO   INCOME TO
   PERIOD        TOTAL      END OF    TOTAL        PERIOD  AVERAGE NET    AVERAGE   PORTFOLIO
   ENDED     DISTRIBUTIONS  PERIOD  RETURN**      (000'S)    ASSETS     NET ASSETS   TURNOVER
---------------------------------------------------------------------------------------------
                 Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02        $(0.23)     $10.70     (1.34)%   $138,550   0.96%       1.53%        235%(5)
03/31/03         (0.12)       8.45    (19.98)      93,728   0.95        1.58         145(5)
03/31/04         (0.13)      10.78     29.16(2)   106,695   0.98(1)     1.30(1)      108(5)
03/31/05         (0.13)      11.30      6.00(3)    90,042   0.94(1)     1.06(1)      159(5)
03/31/06         (0.16)      12.69     13.84(3)    76,762   0.91(1)(4)  1.78(1)(4)   118
09/30/06(6)         --       13.18      3.86       67,870   0.91#(1)(4) 2.11(1)(4)    41
                 Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02         (0.22)      10.70     (1.49)     110,186   1.11        1.22         235(5)
03/31/03         (0.11)       8.44    (20.11)     141,724   1.11        1.42         145(5)
03/31/04         (0.11)      10.77     29.02(2)   232,730   1.13(1)     1.12(1)      108(5)
03/31/05         (0.11)      11.28      5.77(3)   230,448   1.09(1)     0.93(1)      159(5)
03/31/06         (0.15)      12.67     13.71(3)   237,220   1.06(1)(4)  1.63(1)(4)   118
09/30/06(6)         --       13.15      3.79      230,375   1.06#(1)(4) 1.96(1)(4)    41
                 Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+        (0.11)       8.44     (5.02)         241   1.22#       0.68#        145(5)
03/31/04         (0.11)      10.76     28.86(2)    13,530   1.29(1)     0.84(1)      108(5)
03/31/05         (0.10)      11.26      5.58(3)    58,809   1.20(1)     1.01(1)      159(5)
03/31/06         (0.14)      12.65     13.63(3)    78,965   1.15(1)(4)  1.53(1)(4)   118
09/30/06(6)         --       13.12      3.72       85,402   1.16#(1)(4) 1.85(1)(4)    41

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                         03/31/04   03/31/05   03/31/06   09/30/06#
                                                         --------   --------   --------   ---------
Asset Allocation: Diversified Growth Portfolio Class 1       0.01%      0.00%      0.01%       0.01%
Asset Allocation: Diversified Growth Portfolio Class 2       0.01       0.00       0.01        0.01
Asset Allocation: Diversified Growth Portfolio Class 3       0.01       0.00       0.01        0.01

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                            03/31/06   09/30/06#
                                                            --------   ---------
Asset Allocation: Diversified Growth Portfolio Class 1        0.05%       0.10%
Asset Allocation: Diversified Growth Portfolio Class 2        0.05        0.10
Asset Allocation: Diversified Growth Portfolio Class 3        0.05        0.10

(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                       2002   2003   2004   2005
                                                       ----   ----   ----   ----
Asset Allocation: Diversified Growth Portfolio         233%   143%   106%   156%

(6)  Unaudited

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                                     REALIZED &               DECLARED  DIVIDENDS    DIVIDENDS
             NET ASSET      NET      UNREALIZED               FROM NET   FROM NET     DECLARED
               VALUE    INVESTMENT      GAIN     TOTAL FROM   INVEST-   REALIZED      FROM NET
   PERIOD    BEGINNING    INCOME     (LOSS) ON   INVESTMENT     MENT     GAIN ON     RETURN OF
   ENDED     OF PERIOD    (LOSS)*   INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS   CAPITAL
----------------------------------------------------------------------------------------------
                                    Stock Portfolio Class 1
03/31/02       $14.35     $ 0.01       $ 0.62      $ 0.63     $(0.01)      $(0.61)      $--
03/31/03        14.36       0.01        (3.36)      (3.35)        --           --        --
03/31/04        11.01       0.01         3.79        3.80         --           --        --
03/31/05        14.81       0.08         0.45        0.53         --           --        --
03/31/06        15.34       0.05         2.31        2.36      (0.08)          --        --
09/30/06(2)     17.62       0.02         0.40        0.42         --           --        --
                                    Stock Portfolio Class 2
03/31/02        14.34      (0.02)        0.62        0.60         --        (0.61)       --
03/31/03        14.33         --        (3.36)      (3.36)        --           --        --
03/31/04        10.97      (0.01)        3.78        3.77         --           --        --
03/31/05        14.74       0.06         0.45        0.51         --           --        --
03/31/06        15.25       0.03         2.29        2.32      (0.06)          --        --
09/30/06(2)     17.51       0.00         0.40        0.40         --           --        --
                                    Stock Portfolio Class 3
11/11/02-
03/31/03+       11.34         --        (0.37)      (0.37)        --           --        --
03/31/04        10.97      (0.02)        3.77        3.75         --           --        --
03/31/05        14.72       0.05         0.44        0.49         --           --        --
03/31/06        15.21       0.02         2.29        2.31      (0.05)          --        --
09/30/06(2)     17.47      (0.01)        0.39        0.38         --           --        --

                                                                      RATIO OF
                              NET                NET                     NET
                             ASSET             ASSETS     RATIO OF   INVESTMENT
                             VALUE             END OF   EXPENSES TO   INCOME TO
   PERIOD        TOTAL      END OF    TOTAL    PERIOD   AVERAGE NET    AVERAGE   PORTFOLIO
   ENDED     DISTRIBUTIONS  PERIOD  RETURN**   (000'S)    ASSETS     NET ASSETS   TURNOVER
------------------------------------------------------------------------------------------
                                  Stock Portfolio Class 1
03/31/02         $(0.62)    $14.36     4.36%  $114,656    0.95%        0.04%        59%
03/31/03             --      11.01   (23.33)    75,591    0.95         0.11         45
03/31/04             --      14.81    34.56     87,619    0.96         0.10         42
03/31/05             --      15.34     3.58     73,967    0.93         0.51         42
03/31/06          (0.08)     17.62    15.42     62,972    0.93(1)      0.31(1)      45
09/30/06(2)          --      18.04     2.38     55,745    0.91#(1)     0.19#(1)     21
                                  Stock Portfolio Class 2
03/31/02          (0.61)     14.33     4.18     89,106    1.10        (0.13)        59
03/31/03             --      10.97   (23.45)   110,306    1.10        (0.03)        45
03/31/04             --      14.74    34.37    184,179    1.11        (0.05)        42
03/31/05             --      15.25     3.46    182,833    1.08         0.37         42
03/31/06          (0.06)     17.51    15.23    188,970    1.08(1)      0.18(1)      45
09/30/06(2)          --      17.91     2.28    183,700    1.06#(1)     0.04#(1)     21
                                  Stock Portfolio Class 3
11/11/02-
03/31/03+            --      10.97    (3.26)       189    1.22#       (0.04)#       45
03/31/04             --      14.72    34.18     10,471    1.24        (0.13)        42
03/31/05             --      15.21     3.33     46,811    1.18         0.38         42
03/31/06          (0.05)     17.47    15.16     63,310    1.18(1)      0.09(1)      45
09/30/06(2)          --      17.85     2.18     68,744    1.16#(1)    (0.07)#(1)    21

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                            03/31/06   09/30/06#
                                                            --------   ---------
Stock Portfolio Class 1                                       0.00%      0.00%
Stock Portfolio Class 2                                       0.00       0.00
Stock Portfolio Class 3                                       0.00       0.00


(2)  Unaudited

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                                    REALIZED &                DECLARED   DIVIDENDS   DIVIDENDS
             NET ASSET     NET      UNREALIZED               FROM NET    FROM NET    DECLARED
               VALUE    INVESTMENT     GAIN      TOTAL FROM   INVEST-    REALIZED    FROM NET
PERIOD       BEGINNING    INCOME     (LOSS) ON   INVESTMENT    MENT       GAIN ON    RETURN OF     TOTAL
ENDED        OF PERIOD   (LOSS)*    INVESTMENTS  OPERATIONS   INCOME    INVESTMENTS   CAPITAL   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                                Large Cap Growth Portfolio Class 1
03/31/02       $8.38      $   --      $(0.40)      $(0.40)    $   --        $--        $--         $   --
03/31/03        7.98          --       (1.99)       (1.99)        --         --         --             --
03/31/04        5.99          --        1.87         1.87         --         --         --             --
03/31/05        7.86        0.03        0.44         0.47         --         --         --             --
03/31/06        8.33        0.01        1.16         1.17      (0.03)        --         --          (0.03)
09/30/06(3)     9.47        0.01       (0.12)       (0.11)        --         --         --             --

                                                Large Cap Growth Portfolio Class 2
03/31/02        8.38       (0.02)      (0.39)       (0.41)        --         --         --             --
03/31/03        7.97          --       (2.00)       (2.00)        --         --         --             --
03/31/04        5.97       (0.01)       1.86         1.85         --         --         --             --
03/31/05        7.82        0.02        0.43         0.45         --         --         --             --
03/31/06        8.27        0.00        1.15         1.15      (0.02)        --         --          (0.02)
09/30/06(3)     9.40        0.01       (0.12)       (0.11)        --         --         --             --

                                                Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+       6.27          --       (0.31)       (0.31)        --         --         --             --
03/31/04        5.96       (0.02)       1.87         1.85         --         --         --             --
03/31/05        7.81        0.02        0.42         0.44         --         --         --             --
03/31/06        8.25       (0.01)       1.15         1.14      (0.01)        --         --          (0.01)
09/30/06(3)     9.38        0.00       (0.12)       (0.12)        --         --         --             --

                                                       RATIO OF
              NET                NET                      NET
             ASSET              ASSETS    RATIO OF    INVESTMENT
             VALUE              END OF   EXPENSES TO   INCOME TO
PERIOD       END OF   TOTAL     PERIOD   AVERAGE NET    AVERAGE    PORTFOLIO
ENDED        PERIOD  RETURN**  (000'S)     ASSETS      NET ASSETS   TURNOVER
----------------------------------------------------------------------------
                       Large Cap Growth Portfolio Class 1
03/31/02      $7.98    (4.77)% $ 21,905    1.10%(1)    (0.03)%(1)     43%
03/31/03       5.99   (24.94)    12,337    1.10(1)      0.06(1)       58
03/31/04       7.86    31.22     14,623    1.10(1)      0.02(1)       44
03/31/05       8.33     5.98     13,588    1.04(1)      0.38(1)       38
03/31/06       9.47    14.05     11,672    0.94(2)      0.13(2)       54
09/30/06(3)    9.36    (1.16)    10,666    0.94#(2)     0.27#(2)      28

                       Large Cap Growth Portfolio Class 2
03/31/02       7.97    (4.89)    38,180    1.25(1)     (0.19)(1)      43
03/31/03       5.97   (25.09)    41,534    1.25(1)     (0.07)(1)      58
03/31/04       7.82    30.99     71,204    1.25(1)     (0.13)(1)      44
03/31/05       8.27     5.75     78,540    1.19(1)      0.24(1)       38
03/31/06       9.40    13.89     90,485    1.09(2)     (0.02)(2)      54
09/30/06(3)    9.29    (1.17)    90,331    1.09#(2)     0.12#(2)      28

                       Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+      5.96    (4.94)       141    1.35#(1)    (0.01)#(1)     58
03/31/04       7.81    31.04      5,122    1.35(1)     (0.24)(1)      44
03/31/05       8.25     5.63     26,636    1.27(1)      0.26(1)       38
03/31/06       9.38    13.82     77,751    1.19(2)     (0.12)(2)      54
09/30/06(3)    9.26    (1.28)   110,218    1.19#(2)     0.02#(2)      28

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.If such expenses had been included,total return would have been lower for each period presented.Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                    03/31/02  03/31/03  03/31/04  03/31/05
                                    --------  --------  --------  --------
Large Cap Growth Portfolio Class 1    0.05%     0.06%     0.01%    (0.05)%
Large Cap Growth Portfolio Class 2    0.04      0.06      0.01     (0.05)
Large Cap Growth Portfolio Class 3      --      0.10#     0.06     (0.03)


(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                    03/31/06  09/30/06#
                                    --------  ---------
Large Cap Growth Portfolio Class 1    0.00%     0.00%
Large Cap Growth Portfolio Class 2    0.00      0.00
Large Cap Growth Portfolio Class 3    0.00      0.00

(3)  Unaudited

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                                    REALIZED &                DECLARED   DIVIDENDS   DIVIDENDS
             NET ASSET     NET      UNREALIZED               FROM NET    FROM NET    DECLARED
               VALUE    INVESTMENT     GAIN      TOTAL FROM   INVEST-    REALIZED    FROM NET
PERIOD       BEGINNING    INCOME     (LOSS) ON   INVESTMENT    MENT       GAIN ON    RETURN OF      TOTAL
ENDED        OF PERIOD   (LOSS)*    INVESTMENTS  OPERATIONS   INCOME    INVESTMENTS   CAPITAL   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                                                Large Cap Composite Portfolio Class 1
03/31/02       $ 9.30      $0.01      $(0.11)      $(0.10)    $   --      $(0.01)       $--        $(0.01)
03/31/03         9.19       0.03       (2.32)       (2.29)     (0.03)         --         --         (0.03)
03/31/04         6.87       0.02        2.17         2.19      (0.02)         --         --         (0.02)
03/31/05         9.04       0.07        0.44         0.51      (0.02)         --         --         (0.02)
03/31/06         9.53       0.06        0.97         1.03      (0.07)         --         --         (0.07)
09/30/06(3)     10.49       0.03        0.33         0.36         --          --         --            --

                                                                Large Cap Composite Portfolio Class 2
03/31/02         9.30         --       (0.11)       (0.11)        --       (0.01)        --          (0.01)
03/31/03         9.18       0.02       (2.33)       (2.31)     (0.01)         --         --          (0.01)
03/31/04         6.86       0.01        2.16         2.17      (0.01)         --         --          (0.01)
03/31/05         9.02       0.06        0.44         0.50      (0.01)         --         --          (0.01)
03/31/06         9.51       0.04        0.97         1.01      (0.06)         --         --          (0.06)
09/30/06(3)     10.46       0.02        0.33         0.35         --          --         --             --

                                                                Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+        7.22       0.01       (0.36)       (0.35)     (0.01)         --         --         (0.01)
03/31/04         6.86         --        2.15         2.15         --          --         --            --
03/31/05         9.01       0.06        0.42         0.48      (0.00)         --         --         (0.00)
03/31/06         9.49       0.03        0.98         1.01      (0.05)         --         --         (0.05)
09/30/06(3)     10.45       0.02        0.32         0.34         --          --         --            --

                                                      RATIO OF
              NET                NET                     NET
             ASSET              ASSETS   RATIO OF    INVESTMENT
             VALUE              END OF  EXPENSES TO   INCOME TO
PERIOD       END OF   TOTAL     PERIOD  AVERAGE NET    AVERAGE     PORTFOLIO
ENDED        PERIOD  RETURN**  (000'S)   ASSETS(1)   NET ASSETS(1)  TURNOVER
----------------------------------------------------------------------------
                      Large Cap Composite Portfolio Class 1

03/31/02     $ 9.19    (1.10)% $12,889    1.10%       0.16%         64%
03/31/03       6.87   (24.99)    4,219    1.10        0.33          59
03/31/04       9.04    31.85     4,838    1.10        0.28          78
03/31/05       9.53     5.66     4,539    1.10        0.74          58
03/31/06      10.49    10.86     3,770    1.10(2)     0.56(2)       70
09/30/06(3)   10.85     3.43     3,648    1.09#(2)    0.61#(2)      35

                      Large Cap Composite Portfolio Class 2
03/31/02       9.18    (1.24)   15,204    1.25          --          64
03/31/03       6.86   (25.13)   16,939    1.25        0.23          59
03/31/04       9.02    31.58    27,637    1.25        0.13          78
03/31/05       9.51     5.54    29,038    1.25        0.63          58
03/31/06      10.46    10.63    31,059    1.25        0.42(2)       70
09/30/06(3)   10.81     3.35    32,603    1.24#(2)    0.46#(2)      35

                      Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+      6.86    (4.81)       97     1.28#       0.31#        59
03/31/04       9.01    31.39     2,095     1.35        0.03         78
03/31/05       9.49     5.33     7,393     1.35        0.66         58
03/31/06      10.45    10.65    10,919     1.35(2)     0.33(2)      70
09/30/06(3)   10.79     3.25    12,114     1.32#(2)    0.38#(2)     35

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.If such expenses had been included,total return would have been lower for each period presented.Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                       03/31/02  03/31/03  03/31/04  03/31/05  03/31/06  09/30/06#
                                       --------  --------  --------  --------  --------  ---------
Large Cap Composite Portfolio Class 1    0.46%     0.44%     0.42%     0.17%     0.12%     0.10%
Large Cap Composite Portfolio Class 2    0.43      0.49      0.41      0.17      0.11      0.10
Large Cap Composite Portfolio Class 3      --      0.68#     0.43      0.16      0.11      0.11

(2) Excludes expense reductions.If these expense reductions had been applied,the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                       03/31/06  09/30/06#
                                       --------  ---------
Large Cap Composite Portfolio Class 1    0.00%     0.01%
Large Cap Composite Portfolio Class 2    0.00      0.01
Large Cap Composite Portfolio Class 3    0.00      0.01

(3)  Unaudited

See Notes to Financial Statements

                                           NET                    DIVIDENDS
                                        REALIZED &                 DECLARED    DIVIDENDS    DIVIDENDS
              NET ASSET       NET       UNREALIZED                 FROM NET     FROM NET     DECLARED
                VALUE     INVESTMENT       GAIN      TOTAL FROM    INVEST-      REALIZED     FROM NET
PERIOD        BEGINNING     INCOME      (LOSS) ON    INVESTMENT      MENT       GAIN ON     RETURN OF
ENDED         OF PERIOD     (LOSS)*    INVESTMENTS   OPERATIONS     INCOME    INVESTMENTS    CAPITAL
-----------   ---------   ----------   -----------   ----------   ---------   -----------   ---------
                        Large Cap Value Portfolio Class 1
03/31/02        $10.69      $ 0.10       $ 0.15        $ 0.25      $(0.06)      $(0.28)        $--
03/31/03         10.60        0.11        (2.84)        (2.73)      (0.03)       (0.04)         --
03/31/04          7.80        0.12         2.92          3.04       (0.09)          --          --
03/31/05         10.75        0.14         0.86          1.00       (0.09)          --          --
03/31/06         11.66        0.17         1.26          1.43       (0.12)       (0.07)         --
09/30/06(3)      12.90        0.09         0.70          0.79          --           --          --
                        Large Cap Value Portfolio Class 2
03/31/02         10.69        0.08         0.15          0.23       (0.04)       (0.28)         --
03/31/03         10.60        0.09        (2.85)        (2.76)      (0.02)       (0.04)         --
03/31/04          7.78        0.10         2.92          3.02       (0.07)          --          --
03/31/05         10.73        0.12         0.86          0.98       (0.07)          --          --
03/31/06         11.64        0.15         1.25          1.40       (0.10)       (0.07)         --
09/30/06(3)      12.87        0.08         0.70          0.78          --           --          --
                        Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+         8.27        0.03        (0.46)        (0.43)      (0.02)       (0.04)         --
03/31/04          7.78        0.08         2.93          3.01       (0.07)          --          --
03/31/05         10.72        0.11         0.86          0.97       (0.06)          --          --
03/31/06         11.63        0.13         1.26          1.39       (0.09)       (0.07)         --
09/30/06(3)      12.86        0.07         0.70          0.77          --           --          --
                        Mid Cap Growth Portfolio Class 1
03/31/02          9.34       (0.07)        0.80          0.73          --           --          --
03/31/03         10.07       (0.06)       (2.33)        (2.39)         --           --          --
03/31/04          7.68       (0.07)        4.03          3.96          --           --          --
03/31/05         11.64       (0.07)        0.64          0.57          --           --          --
03/31/06         12.21       (0.02)        3.05          3.03          --        (0.42)         --
09/30/06(3)      14.82       (0.02)       (0.62)        (0.64)         --           --          --
                        Mid Cap Growth Portfolio Class 2
03/31/02          9.33       (0.08)        0.80          0.72          --           --          --
03/31/03         10.05       (0.07)       (2.33)        (2.40)         --           --          --
03/31/04          7.65       (0.09)        4.02          3.93          --           --          --
03/31/05         11.58       (0.09)        0.63          0.54          --           --          --
03/31/06         12.12       (0.04)        3.04          3.00          --        (0.42)         --
09/30/06(3)      14.70       (0.03)       (0.62)        (0.65)         --           --          --
                        Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+         7.76       (0.03)       (0.08)        (0.11)         --           --          --
03/31/04          7.65       (0.10)        4.01          3.91          --           --          --
03/31/05         11.56       (0.09)        0.62          0.53          --           --          --
03/31/06         12.09       (0.05)        3.02          2.97          --        (0.42)         --
09/30/06(3)      14.64       (0.04)       (0.61)        (0.65)         --           --          --

                                                                           RATIO OF
                                NET                 NET                       NET
                               ASSET               ASSETS     RATIO OF    INVESTMENT
                               VALUE               END OF   EXPENSES TO    INCOME TO
PERIOD            TOTAL       END OF     TOTAL     PERIOD   AVERAGE NET     AVERAGE    PORTFOLIO
ENDED         DISTRIBUTIONS   PERIOD   RETURN**   (000'S)      ASSETS     NET ASSETS    TURNOVER
-----------   -------------   ------   --------   -------   -----------   ----------   ---------
                        Large Cap Value Portfolio Class 1
03/31/02         $(0.34)      $10.60      2.43%   $17,457     1.10%(1)     0.90%(1)        30%
03/31/03          (0.07)        7.80    (25.86)    10,653     1.10(1)      1.19(1)         32
03/31/04          (0.09)       10.75     39.01     13,865     1.10(1)      1.20(1)         29
03/31/05          (0.09)       11.66      9.30     14,815     0.96(1)      1.26(1)         32
03/31/06          (0.19)       12.90     12.31     15,219     0.95(2)      1.38(2)         39
09/30/06(3)          --        13.69      6.12     16,418     0.92#(2)     1.41#(2)        19
                        Large Cap Value Portfolio Class 2
03/31/02          (0.32)       10.60      2.28     51,550     1.25(1)      0.72(1)         30
03/31/03          (0.06)        7.78    (26.09)    51,942     1.25(1)      1.07(1)         32
03/31/04          (0.07)       10.73     38.93     92,112     1.25(1)      1.04(1)         29
03/31/05          (0.07)       11.64      9.18    109,563     1.11(1)      1.11(1)         32
03/31/06          (0.17)       12.87     12.09    115,372     1.10(2)      1.23(2)         39
09/30/06(3)          --        13.65      6.06    119,930     1.07#(2)     1.26#(2)        19
                        Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+         (0.06)        7.78     (5.27)       140     1.28#(1)     1.14#(1)        32
03/31/04          (0.07)       10.72     38.76      5,528     1.35(1)      0.87(1)         29
03/31/05          (0.06)       11.63      9.08     32,460     1.20(1)      1.03(1)         32
03/31/06          (0.16)       12.86     12.00     85,913     1.20(2)      1.14(2)         39
09/30/06(3)          --        13.63      5.99    135,635     1.17#(2)     1.16#(2)        19
                        Mid Cap Growth Portfolio Class 1
03/31/02             --        10.07      7.82     18,380     1.15(1)     (0.72)(1)        70
03/31/03             --         7.68    (23.73)    10,649     1.15(1)     (0.71)(1)       117
03/31/04             --        11.64     51.56     15,233     1.15(1)     (0.74)(1)        97
03/31/05             --        12.21      4.90     15,484     1.13(1)     (0.63)(1)        81
03/31/06          (0.42)       14.82     25.04     14,981     1.04(2)     (0.18)(2)        86
09/30/06(3)          --        14.18     (4.32)    12,956     1.01#(2)    (0.29)#(2)       38
                        Mid Cap Growth Portfolio Class 2
03/31/02             --        10.05      7.72     33,843     1.30(1)      (0.86)(1)       70
03/31/03             --         7.65    (23.88)    32,110     1.30(1)      (0.86)(1)      117
03/31/04             --        11.58     51.37     69,968     1.30(1)      (0.89)(1)       97
03/31/05             --        12.12      4.66     77,433     1.28(1)      (0.78)(1)       81
03/31/06          (0.42)       14.70     24.98     96,349     1.19(2)      (0.30)(2)       86
09/30/06(3)          --        14.05     (4.42)    88,168     1.16#(2)     (0.44)#(2)      38
                        Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+            --         7.65     (1.42)       139     1.40#(1)    (0.98)#(1)      117
03/31/04             --        11.56     51.11      5,917     1.40(1)     (1.07)(1)        97
03/31/05             --        12.09      4.58     24,891     1.37(1)     (0.85)(1)        81
03/31/06          (0.42)       14.64     24.79     45,247     1.29(2)     (0.38)(2)        86
09/30/06(3)          --        13.99     (4.44)    53,774     1.26#(2)    (0.54)#(2)       38

*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                    03/31/02   03/31/03   03/31/04   03/31/05
                                    --------   --------   --------   --------
Large Cap Value Portfolio Class 1     0.10%     (0.02)%    (0.03)%    (0.00)%
Large Cap Value Portfolio Class 2     0.06      (0.02)     (0.03)     (0.00)
Large Cap Value Portfolio Class 3       --       0.09#      0.01      (0.00)
Mid Cap Growth Portfolio Class 1      0.15       0.12       0.03      (0.08)
Mid Cap Growth Portfolio Class 2      0.12       0.13       0.03      (0.08)
Mid Cap Growth Portfolio Class 3        --       0.19#      0.06      (0.08)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                         03/31/06   09/30/06#
                                         --------   ---------
     Large Cap Value Portfolio Class 1     0.00%      0.00%
     Large Cap Value Portfolio Class 2     0.00       0.00
     Large Cap Value Portfolio Class 3     0.00       0.00
     Mid Cap Growth Portfolio Class 1      0.00       0.00
     Mid Cap Growth Portfolio Class 2      0.00       0.00
     Mid Cap Growth Portfolio Class 3      0.00       0.00

(3)  Unaudited

See Notes to Financial Statements

                                           NET                    DIVIDENDS
                                        REALIZED &                 DECLARED    DIVIDENDS    DIVIDENDS
              NET ASSET       NET       UNREALIZED                 FROM NET     FROM NET     DECLARED
                VALUE     INVESTMENT       GAIN      TOTAL FROM    INVEST-      REALIZED     FROM NET
PERIOD        BEGINNING     INCOME      (LOSS) ON    INVESTMENT      MENT       GAIN ON     RETURN OF
ENDED         OF PERIOD     (LOSS)*    INVESTMENTS   OPERATIONS     INCOME    INVESTMENTS    CAPITAL
-----------   ---------   ----------   -----------   ----------   ---------   -----------   ---------
                         Mid Cap Value Portfolio Class 1
03/31/02        $12.15       $0.10       $ 1.93        $ 2.03      $(0.09)      $(0.68)        $--
03/31/03         13.41        0.11        (2.73)        (2.62)      (0.02)       (0.16)         --
03/31/04         10.61        0.10         4.80          4.90       (0.10)       (0.01)         --
03/31/05         15.40        0.12         2.59          2.71       (0.07)       (0.30)         --
03/31/06         17.74        0.17         2.60          2.77       (0.11)       (1.16)         --
09/30/06(3)      19.24        0.09         0.07          0.16          --           --          --
                         Mid Cap Value Portfolio Class 2
03/31/02         12.15        0.09         1.92          2.01       (0.08)       (0.68)         --
03/31/03         13.40        0.10        (2.73)        (2.63)      (0.02)       (0.16)         --
03/31/04         10.59        0.08         4.79          4.87       (0.08)       (0.01)         --
03/31/05         15.37        0.10         2.58          2.68       (0.05)       (0.30)         --
03/31/06         17.70        0.14         2.60          2.74       (0.09)       (1.16)         --
09/30/06(3)      19.19        0.07         0.07          0.14          --           --          --
                         Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+        11.07        0.04        (0.34)        (0.30)      (0.02)       (0.16)         --
03/31/04         10.59        0.05         4.80          4.85       (0.08)       (0.01)         --
03/31/05         15.35        0.09         2.56          2.65       (0.03)       (0.30)         --
03/31/06         17.67        0.12         2.60          2.72       (0.07)       (1.16)         --
09/30/06(3)      19.16        0.06         0.07          0.13          --           --          --
                           Small Cap Portfolio Class 1
03/31/02          8.03       (0.02)        0.35          0.33          --           --          --
03/31/03          8.36       (0.03)       (2.32)        (2.35)         --           --          --
03/31/04          6.01       (0.04)        2.96          2.92          --           --          --
03/31/05          8.93       (0.04)        0.14          0.10          --           --          --
03/31/06          9.03        0.00         1.78          1.78          --        (0.08)         --
09/30/06(3)      10.73        0.01        (0.47)        (0.46)         --           --          --
                           Small Cap Portfolio Class 2
03/31/02          8.02       (0.04)        0.36          0.32          --           --          --
03/31/03          8.34       (0.03)       (2.32)        (2.35)         --           --          --
03/31/04          5.99       (0.05)        2.95          2.90          --           --          --
03/31/05          8.89       (0.05)        0.13          0.08          --           --          --
03/31/06          8.97       (0.01)        1.76          1.75          --        (0.08)         --
09/30/06(3)      10.64        0.00        (0.46)        (0.46)         --           --          --
                           Small Cap Portfolio Class 3
11/11/02-
03/31/03+         6.19       (0.01)       (0.19)        (0.20)         --           --          --
03/31/04          5.99       (0.05)        2.93          2.88          --           --          --
03/31/05          8.87       (0.05)        0.12          0.07          --           --          --
03/31/06          8.94       (0.02)        1.76          1.74          --        (0.08)         --
09/30/06(3)      10.60        0.00        (0.47)        (0.47)         --           --          --

                                                                           RATIO OF
                                NET                 NET                       NET
                               ASSET               ASSETS     RATIO OF    INVESTMENT
                               VALUE               END OF   EXPENSES TO    INCOME TO
   PERIOD         TOTAL       END OF     TOTAL     PERIOD   AVERAGE NET     AVERAGE    PORTFOLIO
   ENDED      DISTRIBUTIONS   PERIOD   RETURN**   (000'S)      ASSETS     NET ASSETS    TURNOVER
-----------   -------------   ------   --------   -------   -----------   ----------   ---------
                         Mid Cap Value Portfolio Class 1
03/31/02         $(0.77)      $13.41     17.38%   $16,222     1.15%(1)     0.82%(1)       59%
03/31/03          (0.18)       10.61    (19.61)    10,584     1.15(1)      0.95(1)        61
03/31/04          (0.11)       15.40     46.29     14,034     1.15(1)      0.69(1)        50
03/31/05          (0.37)       17.74     17.69     15,887     1.03(1)      0.77(1)        42
03/31/06          (1.27)       19.24     15.99     17,245     1.02         0.92           46
09/30/06(3)          --        19.40      0.83     16,195     0.97#(2)     0.93#(2)       26
                         Mid Cap Value Portfolio Class 2
03/31/02          (0.76)       13.40     17.13     46,746     1.30(1)      0.69(1)        59
03/31/03          (0.18)       10.59    (19.73)    46,557     1.30(1)      0.83(1)        61
03/31/04          (0.09)       15.37     46.09     85,682     1.30(1)      0.53(1)        50
03/31/05          (0.35)       17.70     17.52    118,416     1.18(1)      0.63(1)        42
03/31/06          (1.25)       19.19     15.82    124,641     1.17         0.77           46
09/30/06(3)          --        19.33      0.73    117,158     1.12#(2)     0.78#(2)       26
                         Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+         (0.18)       10.59     (2.84)       138     1.40#(1)     0.97#(1)       61
03/31/04          (0.09)       15.35     45.86      5,435     1.40(1)      0.37(1)        50
03/31/05          (0.33)       17.67     17.37     30,602     1.26(1)      0.58(1)        42
03/31/06          (1.23)       19.16     15.74     54,833     1.27         0.69           46
09/30/06(3)          --        19.29      0.68     62,160     1.22#(2)     0.69#(2)       26
                           Small Cap Portfolio Class 1
03/31/02             --         8.36      4.11     13,864     1.15(1)     (0.25)(1)      101
03/31/03             --         6.01    (28.11)     8,061     1.15(1)     (0.37)(1)       91
03/31/04             --         8.93     48.59     11,129     1.15(1)     (0.52)(1)      134
03/31/05             --         9.03      1.12      9,664     1.15(1)     (0.48)(1)      134
03/31/06          (0.08)       10.73     19.82     11,829     1.15(1)(2)   0.01(1)(2)     85
09/30/06(3)          --        10.27     (4.29)     9,693     1.12#(1)(2)  0.20#(1)(2)    79
                           Small Cap Portfolio Class 2
03/31/02             --         8.34      3.99     29,363     1.30(1)     (0.45)(1)      101
03/31/03             --         5.99    (28.18)    28,013     1.30(1)     (0.52)(1)       91
03/31/04             --         8.89     48.41     62,201     1.30(1)     (0.67)(1)      134
03/31/05             --         8.97      0.90     66,999     1.30(1)     (0.62)(1)      134
03/31/06          (0.08)       10.64     19.62     79,997     1.30(1)(2)  (0.15)(1)(2)    85
09/30/06(3)          --        10.18     (4.32)    77,418     1.27#(1)(2)  0.06#(1)(2)    79
                           Small Cap Portfolio Class 3
11/11/02-
03/31/03+            --         5.99     (3.23)       120     1.40#(1)    (0.58)#(1)      91
03/31/04             --         8.87     48.08      5,609     1.40(1)     (0.72)(1)      134
03/31/05             --         8.94      0.79     25,076     1.40(1)     (0.66)(1)      134
03/31/06          (0.08)       10.60     19.57     64,565     1.40(1)(2)  (0.23)(1)(2)    85
09/30/06(3)          --        10.13     (4.43)    86,238     1.36#(1)(2) (0.03)#(1)(2)   79

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                  03/31/02   03/31/03   03/31/04   03/31/05   03/31/06   09/30/06#
                                  --------   --------   --------   --------   --------   ---------
Mid Cap Value Portfolio Class 1     0.16%     (0.01)%    (0.00)%    (0.02)%       --%         --%
Mid Cap Value Portfolio Class 2     0.12      (0.01)     (0.01)     (0.02)        --          --
Mid Cap Value Portfolio Class 3       --      (0.01)#     0.03      (0.01)        --          --
Small Cap Portfolio Class 1         0.30       0.17       0.06      (0.08)      0.02       (0.07)
Small Cap Portfolio Class 2         0.26       0.18       0.06      (0.08)      0.02       (0.07)
Small Cap Portfolio Class 3           --       0.25#      0.08      (0.08)      0.02       (0.07)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                              03/31/06   09/30/06#
                              --------   ---------
Mid Cap Value Class 1             --%      0.00%
Mid Cap Value Class 2             --       0.00
Mid Cap Value Class 3             --       0.00
Small Cap Portfolio Class 1     0.00       0.03
Small Cap Portfolio Class 2     0.00       0.03
Small Cap Portfolio Class 3     0.00       0.03

(3)  Unaudited

See Notes to Financial Statements

                                     NET                DIVIDENDS
                                 REALIZED &             DECLARED   DIVIDENDS  DIVIDENDS
            NET ASSET    NET     UNREALIZED             FROM NET   FROM NET    DECLARED
              VALUE   INVESTMENT    GAIN     TOTAL FROM  INVEST-   REALIZED    FROM NET
PERIOD      BEGINNING   INCOME    (LOSS) ON  INVESTMENT   MENT      GAIN ON   RETURN OF
ENDED       OF PERIOD  (LOSS)*   INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  CAPITAL
---------------------------------------------------------------------------------------
                         International Equity Portfolio Class 1
03/31/02      $ 8.31     $0.03      $(0.93)    $(0.90)   $   --     $(0.05)      $--
03/31/03        7.36      0.03       (2.24)     (2.21)    (0.03)        --        --
03/31/04        5.12      0.04        2.66       2.70     (0.07)        --        --
03/31/05        7.75      0.04        0.83       0.87     (0.10)        --        --
03/31/06        8.52      0.09        2.11       2.20     (0.05)     (0.14)       --
09/30/06(4)    10.53      0.10        0.14       0.24        --         --        --
                         International Equity Portfolio Class 2
03/31/02        8.30      0.01       (0.91)     (0.90)       --      (0.05)       --
03/31/03        7.35      0.02       (2.24)     (2.22)    (0.01)        --        --
03/31/04        5.12      0.03        2.65       2.68     (0.06)        --        --
03/31/05        7.74      0.03        0.83       0.86     (0.09)        --        --
03/31/06        8.51      0.07        2.12       2.19     (0.04)     (0.14)       --
09/30/06(4)    10.52      0.09        0.13       0.22        --         --        --
                         International Equity Portfolio Class 3
11/11/02-
03/31/03+       5.69        --       (0.56)      (0.56)   (0.01)        --        --
03/31/04        5.12      0.04        2.63        2.67    (0.06)        --        --
03/31/05        7.73      0.02        0.83        0.85    (0.08)        --        --
03/31/06        8.50      0.05        2.12        2.17    (0.03)     (0.14)       --
09/30/06(4)    10.50      0.08        0.14        0.22       --         --        --
                       Diversified Fixed Income Portfolio Class 1
03/31/02        9.87      0.44       (0.26)      0.18     (0.29)        --        --
03/31/03        9.76      0.36        0.63       0.99     (0.05)        --        --
03/31/04       10.70      0.35        0.19       0.54     (0.27)        --        --
03/31/05       10.97      0.39       (0.36)      0.03     (0.33)     (0.01)       --
03/31/06       10.66      0.39       (0.24)      0.15     (0.34)     (0.05)       --
09/30/06(4)    10.42      0.22        0.13       0.35        --         --        --
                       Diversified Fixed Income Portfolio Class 2
03/31/02        9.87      0.40       (0.24)      0.16     (0.28)        --        --
03/31/03        9.75      0.32        0.65       0.97     (0.04)        --        --
03/31/04       10.68      0.33        0.19       0.52     (0.25)        --        --
03/31/05       10.95      0.37       (0.35)      0.02     (0.32)     (0.01)       --
03/31/06       10.64      0.38       (0.25)      0.13     (0.32)     (0.05)       --
09/30/06(4)    10.40      0.21        0.13       0.34        --         --        --
                       Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+      10.49      0.09        0.13       0.22     (0.04)        --        --
03/31/04       10.67      0.29        0.22       0.51     (0.25)        --        --
03/31/05       10.93      0.34       (0.34)        --     (0.30)     (0.01)       --
03/31/06       10.62      0.35       (0.23)      0.12     (0.31)     (0.05)       --
09/30/06(4)    10.38      0.20        0.13       0.33        --         --        --

                                                                    RATIO OF
                           NET                NET                     NET
                          ASSET             ASSETS     RATIO OF    INVESTMENT
                          VALUE             END OF   EXPENSES TO   INCOME TO
PERIOD          TOTAL     END OF   TOTAL    PERIOD   AVERAGE NET    AVERAGE    PORTFOLIO
ENDED       DISTRIBUTIONS PERIOD  RETURN**  (000'S)     ASSETS     NET ASSETS   TURNOVER
----------------------------------------------------------------------------------------
                     International Equity Portfolio Class 1
03/31/02       $(0.05)    $ 7.36 (10.84)%  $  9,076  1.30%(1)     0.45%(1)        72%
03/31/03        (0.03)      5.12 (30.12)      5,273  1.30(1)      0.53(1)         53
03/31/04        (0.07)      7.75  52.92       7,794  1.30(1)      0.64(1)         50
03/31/05        (0.10)      8.52  11.28       8,650  1.30(1)      0.57(1)         84
03/31/06        (0.19)     10.53  25.99      12,326  1.30(1)      0.97(1)         71
09/30/06(4)        --      10.77   2.28      13,208  1.30#(1)(5)  1.91#(1)(5)     42
                     International Equity Portfolio Class 2
03/31/02        (0.05)      7.35 (10.86)     18,895  1.45(1)      0.12(1)         72
03/31/03        (0.01)      5.12 (30.17)     22,167  1.45(1)      0.31(1)         53
03/31/04        (0.06)      7.74  52.53      58,220  1.45(1)      0.45(1)         50
03/31/05        (0.09)      8.51  11.16      85,852  1.45(1)      0.41(1)         84
03/31/06        (0.18)     10.52  25.86     118,834  1.45(1)      0.82(1)         71
09/30/06(4)        --      10.74   2.09     126,275  1.45#(1)(5)  1.77#(1)(5)     42
                     International Equity Portfolio Class 3
11/11/02-
03/31/03+       (0.01)      5.12  (9.79)        144  1.55#(1)     0.15#(1)        53
03/31/04        (0.06)      7.73  52.29       4,277  1.55(1)      0.66(1)         50
03/31/05        (0.08)      8.50  11.07      27,288  1.55(1)      0.28(1)         84
03/31/06        (0.17)     10.50  25.66     102,098  1.55(1)      0.53(1)         71
09/30/06(4)        --      10.72   2.10     148,087  1.55#(1)(5)  1.57#(1)(5)     42
                   Diversified Fixed Income Portfolio Class 1
03/31/02        (0.29)      9.76   1.82      14,972  1.00(1)      4.50(1)         46(2)
03/31/03        (0.05)     10.70  10.14      17,731  1.00(1)      3.47(1)         63(2)
03/31/04        (0.27)     10.97   5.11      13,922  0.90(1)      3.15(1)        109(2)
03/31/05        (0.34)     10.66   0.22      11,137  0.84         3.57            88(2)
03/31/06        (0.39)     10.42   1.36(3)   10,595  0.83         3.67            94
09/30/06(4)        --      10.77   3.36       9,406  0.81#        4.13#           36
                   Diversified Fixed Income Portfolio Class 2
03/31/02        (0.28)      9.75   1.57      48,365  1.15(1)      4.10(1)         46(2)
03/31/03        (0.04)     10.68  10.00     135,818  1.15(1)      3.25(1)         63(2)
03/31/04        (0.25)     10.95   4.97     138,125  1.05(1)      3.01(1)        109(2)
03/31/05        (0.33)     10.64   0.07     122,693  0.99         3.42            88(2)
03/31/06        (0.37)     10.40   1.21(3)  108,491  0.98         3.52            94
09/30/06(4)        --      10.74   3.27     104,590  0.96#        3.98#           36
                   Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+       (0.04)     10.67   2.15         978  1.25#(1)     2.68#(1)        63(2)
03/31/04        (0.25)     10.93   4.84       9,120  1.15(1)      2.99(1)        109(2)
03/31/05        (0.31)     10.62  (0.03)     32,192  1.09         3.31            88(2)
03/31/06        (0.36)     10.38   1.11(3)   72,452  1.08         3.44            94
09/30/06(4)        --      10.71   3.18      99,029  1.06#        3.88#           36

-----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                             03/31/02   03/31/03   03/31/04   03/31/05   03/31/06   09/30/06#
                                             --------   --------   --------   --------   --------   ---------
International Equity Portfolio Class 1         0.82%      0.46%      0.31%     (0.00)%     0.03%      0.02%
International Equity Portfolio Class 2         0.75       0.46       0.30      (0.00)      0.03       0.02
International Equity Portfolio Class 3           --       0.49#      0.30      (0.00)      0.03       0.02
Diversified Fixed Income Portfolio Class 1     0.17       0.01      (0.03)       --          --         --
Diversified Fixed Income Portfolio Class 2     0.10         --      (0.02)       --          --         --
Diversified Fixed Income Portfolio Class 3       --       0.14#     (0.01)       --          --         --

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                       2002   2003   2004   2005
                                                       ----   ----   ----   ----
Diversified Fixed Income Portfolio                      44%    60%   106%    82%

(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4)  Unaudited

(5) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                     09/30/2006#
                                                                     -----------

International Equity Portfolio Class 1                                   0.00%
International Equity Portfolio Class 2                                   0.00
International Equity Portfolio Class 3                                   0.00

See Notes to Financial Statements

                                     NET                DIVIDENDS
                                  REALIZED &            DECLARED   DIVIDENDS  DIVIDENDS
            NET ASSET    NET      UNREALIZED            FROM NET    FROM NET   DECLARED
              VALUE   INVESTMENT     GAIN    TOTAL FROM  INVEST-    REALIZED   FROM NET
   PERIOD   BEGINNING   INCOME    (LOSS) ON  INVESTMENT    MENT     GAIN ON   RETURN OF
   ENDED    OF PERIOD  (LOSS)*   INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  CAPITAL
---------------------------------------------------------------------------------------
                        Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@     $10.00     $0.04     $(0.38)     $(0.34)    $  --     $   --       $--
03/31/06        9.66      0.48       0.23        0.71     (0.29)     (0.01)       --
09/30/06(3)    10.07      0.24       0.10        0.34        --         --        --
                           Cash Management Portfolio Class 1
03/31/02       10.71      0.24       0.01        0.25     (0.07)        --        --
03/31/03       10.89      0.10         --        0.10     (0.15)        --        --
03/31/04       10.84      0.04         --        0.04     (0.09)        --        --
03/31/05       10.79      0.11       0.00        0.11     (0.04)        --        --
03/31/06       10.86      0.35      (0.01)       0.34     (0.13)        --        --
09/30/06(3)    11.07      0.25       0.01        0.26        --         --        --
                           Cash Management Portfolio Class 2
03/31/02       10.70      0.21       0.03        0.24     (0.05)        --        --
03/31/03       10.89      0.07       --          0.07     (0.14)        --        --
03/31/04       10.82      0.02       --          0.02     (0.07)        --        --
03/31/05       10.77      0.09       0.00        0.09     (0.02)        --        --
03/31/06       10.84      0.33      (0.01)       0.32     (0.11)        --        --
09/30/06(3)    11.05      0.24       0.01        0.25       --          --        --
                           Cash Management Portfolio Class 3
11/11/02-
03/31/03+      10.95      0.01         --        0.01     (0.14)        --        --
03/31/04       10.82      0.01         --        0.01     (0.07)        --        --
03/31/05       10.76      0.09      (0.01)       0.08     (0.01)        --        --
03/31/06       10.83      0.32      (0.01)       0.31     (0.10)        --        --
09/30/06(3)    11.04      0.24       0.00        0.24        --         --        --

                                                               RATIO OF
                           NET              NET                   NET
                           ASSET           ASSETS   RATIO OF  INVESTMENT
                           VALUE           END OF EXPENSES TO  INCOME TO
PERIOD          TOTAL     END OF   TOTAL   PERIOD AVERAGE NET   AVERAGE  PORTFOLIO
ENDED       DISTRIBUTIONS PERIOD RETURN** (000'S)    ASSETS   NET ASSETS  TURNOVER
----------------------------------------------------------------------------------
                     Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@       $  --     $ 9.66 (3.40)%  $17,193  1.55%#(1)  3.59%#(1)      5%
03/31/06        (0.30)     10.07  7.45     48,116  1.47(1)    4.59(1)(2)    42
09/30/06(3)        --      10.41  3.38     69,408  1.28#      4.93#         51
                         Cash Management Portfolio Class 1
03/31/02        (0.07)     10.89  2.32      8,283  0.85       2.24          --
03/31/03        (0.15)     10.84  0.89      6,297  0.85(1)    0.86(1)       --
03/31/04        (0.09)     10.79  0.37      7,384  0.80(1)    0.33(1)       --
03/31/05        (0.04)     10.86  0.99      4,637  0.71(1)    0.95(1)       --
03/31/06        (0.13)     11.07  3.13      4,927  0.63(1)(2) 3.11(1)(2)    --
09/30/06(3)        --      11.33  2.35(4)   6,933  0.55#      4.59#         --
                         Cash Management Portfolio Class 2
03/31/02        (0.05)     10.89  2.27     34,724  1.00       1.91          --
03/31/03        (0.14)     10.82  0.66     56,597  1.00(1)    0.67(1)       --
03/31/04        (0.07)     10.77  0.22     54,276  0.95(1)    0.18(1)       --
03/31/05        (0.02)     10.84  0.84     47,494  0.86(1)    0.82(1)       --
03/31/06        (0.11)     11.05  2.98     38,397  0.78(1)(2) 2.93(1)(2)    --
09/30/06(3)        --      11.30  2.26(4)  54,477  0.69#      4.49#         --
                         Cash Management Portfolio Class 3
11/11/02-
03/31/03+       (0.14)     10.82  0.11        348  1.10#      0.25#         --
03/31/04        (0.07)     10.76  0.09      6,224  1.05(1)    0.06(1)       --
03/31/05        (0.01)     10.83  0.74     12,284  0.97(1)    0.82(1)       --
03/31/06        (0.10)     11.04  2.88     21,357  0.87(1)(2) 2.95(1)(2)    --
09/30/06(3)        --      11.28  2.17(4)  37,497  0.79#      4.39#         --

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

@    Commencement of Operations

+    Inception date of class

(1) Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

                                           03/31/02   03/31/03   03/31/04   03/31/05   03/31/06
                                           --------   --------   --------   --------   --------
Strategic Fixed Income Portfolio Class 3      --%         --%       --%       1.41%     (0.09)%
Cash Management Portfolio Class 1             --       (0.01)     (0.03)      0.00       0.03
Cash Management Portfolio Class 2             --       (0.02)     (0.03)      0.00       0.03
Cash Management Portfolio Class 3             --        0.03#     (0.01)      0.00       0.03

(2)  Gross of Custody Credits of 0.01%

(3)  Unaudited

(4) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (See Note 4).

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                                     REALIZED &               DECLARED   DIVIDENDS   DIVIDENDS                   NET
             NET ASSET     NET       UNREALIZED               FROM NET    FROM NET    DECLARED                  ASSET
               VALUE    INVESTMENT     GAIN      TOTAL FROM   INVEST-     REALIZED    FROM NET                  VALUE
  PERIOD     BEGINNING    INCOME     (LOSS) ON   INVESTMENT     MENT      GAIN ON    RETURN OF      TOTAL      END OF    TOTAL
   ENDED     OF PERIOD    (LOSS)*   INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS   CAPITAL   DISTRIBUTIONS  PERIOD  RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                         Focus Growth Portfolio Class 1
03/31/02       $7.19      $(0.04)     $(0.09)      $(0.13)      $--         $--         $--          $--        $7.06   (1.81)%
03/31/03        7.06       (0.03)      (1.54)       (1.57)       --          --          --           --         5.49  (22.24)
03/31/04        5.49       (0.05)       2.48         2.43        --          --          --           --         7.92   44.26
03/31/05        7.92        0.00       (0.32)       (0.32)       --          --          --           --         7.60   (4.04)
03/31/06        7.60       (0.05)       1.55         1.50        --          --          --           --         9.10   19.74
09/30/06(3)     9.10       (0.01)      (0.78)       (0.79)       --          --          --           --         8.31   (8.68)
                         Focus Growth Portfolio Class 2
03/31/02        7.19       (0.06)      (0.08)       (0.14)       --          --          --           --         7.05   (1.95)
03/31/03        7.05       (0.03)      (1.55)       (1.58)       --          --          --           --         5.47  (22.41)
03/31/04        5.47       (0.06)       2.47         2.41        --          --          --           --         7.88   44.06
03/31/05        7.88       (0.01)      (0.32)       (0.33)       --          --          --           --         7.55   (4.19)
03/31/06        7.55       (0.06)       1.54         1.48        --          --          --           --         9.03   19.60
09/30/06(3)     9.03       (0.01)      (0.78)       (0.79)       --          --          --           --         8.24   (8.75)
                         Focus Growth Portfolio Class 3
11/11/02-
03/31/03+       5.70       (0.01)      (0.22)       (0.23)       --          --          --           --         5.47   (4.04)
03/31/04        5.47       (0.05)       2.45         2.40        --          --          --           --         7.87   43.88
03/31/05        7.87       (0.00)      (0.34)       (0.34)       --          --          --           --         7.53   (4.32)
03/31/06        7.53       (0.07)       1.54         1.47        --          --          --           --         9.00   19.52
09/30/06(3)     9.00       (0.02)      (0.77)       (0.79)       --          --          --           --         8.21   (8.78)

                                     RATIO OF
               NET                      NET
              ASSETS    RATIO OF    INVESTMENT
              END OF  EXPENSES TO    INCOME TO
  PERIOD      PERIOD  AVERAGE NET     AVERAGE    PORTFOLIO
   ENDED     (000'S)     ASSETS     NET ASSETS    TURNOVER
----------------------------------------------------------
              Focus Growth Portfolio Class 1
03/31/02     $ 8,039  1.30%(1)     (0.61)%(1)       189%
03/31/03       5,535  1.30(1)      (0.44)(1)        143
03/31/04       8,170  1.30(1)      (0.66)(1)         90
03/31/05       6,504  1.30(1)       0.03(1)         200
03/31/06       7,907  1.17(1)(2)   (0.59)(1)(2)     102
09/30/06(3)    5,193  1.13#(2)(4)  (0.19)#(2)(4)     78
              Focus Growth Portfolio Class 2
03/31/02      33,720  1.45(1)      (0.78)(1)        189
03/31/03      33,763  1.45(1)      (0.59)(1)        143
03/31/04      68,443  1.45(1)      (0.81)(1)         90
03/31/05      67,731  1.45(1)      (0.10)(1)        200
03/31/06      73,281  1.32(1)(2)   (0.74)(1)(2)     102
09/30/06(3)   64,428  1.28#(2)(4)  (0.35)#(2)(4)     78
              Focus Growth Portfolio Class 3
11/11/02-
03/31/03+         99  1.55#(1)     (0.66)#(1)       143
03/31/04       6,775  1.55(1)      (0.75)(1)         90
03/31/05      21,909  1.55(1)      (0.07)(1)        200
03/31/06      39,589  1.41(1)(2)   (0.81)(1)(2)     102
09/30/06(3)   47,203  1.37#(2)(4)  (0.45)#(2)(4)     78

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                03/31/02  03/31/03  03/31/04  03/31/05  03/31/06
                                --------  --------  --------  --------  --------
Focus Growth Portfolio Class 1    0.22%     0.18%     0.05%    (0.09)%   (0.03)%
Focus Growth Portfolio Class 2    0.21      0.19      0.05     (0.09)    (0.03)
Focus Growth Portfolio Class 3      --      0.26#     0.08     (0.09)    (0.03)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                03/31/06  09/30/06#
                                --------  ---------
Focus Growth Portfolio Class 1    0.00%     0.01%
Focus Growth Portfolio Class 2    0.00      0.01
Focus Growth Portfolio Class 3    0.00      0.01

(3)  Unaudited

(4)  Gross of custody credit of 0.01%.

See Notes to Financial Statements

                                        NET                  DIVIDENDS
                                     REALIZED &               DECLARED   DIVIDENDS   DIVIDENDS                   NET
             NET ASSET     NET       UNREALIZED               FROM NET    FROM NET    DECLARED                  ASSET
               VALUE    INVESTMENT     GAIN      TOTAL FROM   INVEST-     REALIZED    FROM NET                  VALUE
  PERIOD     BEGINNING    INCOME     (LOSS) ON   INVESTMENT     MENT      GAIN ON    RETURN OF      TOTAL      END OF     TOTAL
   ENDED     OF PERIOD    (LOSS)*   INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS   CAPITAL   DISTRIBUTIONS  PERIOD   RETURN**
---------------------------------------------------------------------------------------------------------------------------------
                         Focus TechNet Portfolio Class 2
03/31/02       $5.72      $(0.09)     $(1.22)      $(1.31)    $   --      $   --      $   --       $   --      $ 4.41   (22.90)%
03/31/03        4.41       (0.04)      (1.53)       (1.57)        --          --          --           --        2.84   (35.60)
03/31/04        2.84       (0.07)       2.30         2.23         --          --          --           --        5.07    78.52
03/31/05        5.07       (0.06)       0.01        (0.05)        --          --          --           --        5.02    (0.99)
03/31/06        5.02       (0.08)       1.48         1.40         --          --          --           --        6.42    27.89
09/30/06(2)     6.42       (0.04)      (0.45)       (0.49)        --          --          --           --        5.93    (7.63)
                         Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+       2.85       (0.02)       0.01        (0.01)        --          --          --           --        2.84    (0.35)
03/31/04        2.84       (0.07)       2.30         2.23         --          --          --           --        5.07    78.52
03/31/05        5.07       (0.06)       0.00        (0.06)        --          --          --           --        5.01    (1.18)
03/31/06        5.01       (0.08)       1.47         1.39         --          --          --           --        6.40    27.74
09/30/06(2)     6.40       (0.04)      (0.45)       (0.49)        --          --          --           --        5.91    (7.66)
                    Focus Growth and Income Portfolio Class 2
03/31/02        8.43       (0.03)      (0.08)       (0.11)        --          --          --           --        8.32    (1.25)
03/31/03        8.32       (0.03)      (1.51)       (1.54)        --          --          --           --        6.78   (18.51)
03/31/04        6.78       (0.03)       2.53         2.50         --          --          --           --        9.28    36.87
03/31/05        9.28        0.02        0.03         0.05         --          --          --           --        9.33     0.54
03/31/06        9.33        0.09        1.21         1.30      (0.02)         --          --        (0.02)      10.61    13.96
09/30/06(2)    10.61        0.04        0.44         0.48         --          --          --           --       11.09     4.52
                    Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+       6.96       (0.01)      (0.17)       (0.18)        --          --          --           --        6.78    (2.59)
03/31/04        6.78       (0.03)       2.52         2.49         --          --          --           --        9.27    36.73
03/31/05        9.27        0.01        0.02         0.03         --          --          --           --        9.30     0.32
03/31/06        9.30        0.08        1.21         1.29      (0.01)         --          --        (0.01)      10.58    13.90
09/30/06(2)    10.58        0.03        0.44         0.47         --          --          --           --       11.05     4.44
                          Focus Value Portfolio Class 2
10/01/01-
03/31/02+      10.00       (0.01)       1.80         1.79         --       (0.11)         --        (0.11)      11.68    17.90
03/31/03       11.68        0.07       (2.63)       (2.56)     (0.07)      (0.25)      (0.03)       (0.35)       8.77   (22.00)
03/31/04        8.77        0.15        4.19         4.34         --          --          --           --       13.11    49.49
03/31/05       13.11        0.05        1.45         1.50      (0.09)      (0.69)         --        (0.78)      13.83    11.66
03/31/06       13.83        0.06        1.97         2.03      (0.01)      (0.60)         --        (0.61)      15.25    14.92
09/30/06(2)    15.25        0.09        1.19         1.28         --          --          --           --       16.53     8.39
                          Focus Value Portfolio Class 3
11/11/02-
03/31/03+       9.12          --          --           --      (0.07)      (0.25)      (0.03)       (0.35)       8.77    (0.12)
03/31/04        8.77        0.09        4.23         4.32         --          --          --           --       13.09    49.26
03/31/05       13.09        0.03        1.46         1.49      (0.08)      (0.69)         --        (0.77)      13.81    11.58
03/31/06       13.81        0.05        1.96         2.01         --       (0.60)         --        (0.60)      15.22    14.78
09/30/06(2)    15.22        0.08        1.19         1.27         --          --          --           --       16.49     8.34

                                      RATIO OF
               NET                      NET
              ASSETS    RATIO OF     INVESTMENT
              END OF  EXPENSES TO    INCOME TO
  PERIOD      PERIOD  AVERAGE NET     AVERAGE     PORTFOLIO
   ENDED     (000'S)   ASSETS(1)   NET ASSETS(1)   TURNOVER
-----------------------------------------------------------
              Focus TechNet Portfolio Class 2
03/31/02     $12,522    1.65%@       (1.22)%@        357%
03/31/03      11,585    1.65         (1.46)          253
03/31/04      31,718    1.65         (1.55)          183
03/31/05      27,909    1.65         (1.16)          155
03/31/06      36,331    1.65         (1.31)          116
09/30/06(2)   24,762    1.65#        (1.38)#          41
              Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+        100    1.68#        (1.52)#         253
03/31/04       3,830    1.75         (1.70)          183
03/31/05      11,321    1.75         (1.15)          155
03/31/06      19,386    1.75         (1.41)          116
09/30/06(2)   16,981    1.75#        (1.48)#          41
              Focus TechNet Portfolio Class 2
03/31/02      21,393    1.45@        (0.37)@         187
03/31/03      19,142    1.45         (0.37)          180
03/31/04      49,277    1.45         (0.35)           84
03/31/05      49,049    1.45          0.18            77
03/31/06      48,297    1.42          0.94           164
09/30/06(2)   44,912    1.31#         0.66#           61
              Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+        105    1.55#        (0.44)#         180
03/31/04       6,855    1.55         (0.35)           84
03/31/05      22,063    1.55          0.16            77
03/31/06      27,151    1.52          0.85           164
09/30/06(2)   29,838    1.41#         0.56#           61
              Focus TechNet Portfolio Class 2
10/01/01-
03/31/02+     19,589    1.45#@       (0.27)#@         81
03/31/03      19,105    1.45          0.71           190
03/31/04      49,022    1.45          1.34           165
03/31/05      67,250    1.45          0.36           130
03/31/06      73,413    1.39          0.45           152
09/30/06(2)   80,090    1.30#(3)      1.16#(3)        36
              Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+        115    1.55#        (0.12)#         190
03/31/04       4,494    1.55          0.87           165
03/31/05      21,657    1.55          0.25           130
03/31/06      41,737    1.48          0.37           152
09/30/06(2)   55,908    1.40#(3)      1.06#(3)        36

----------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#    Annualized

+    Inception date of class.

@ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                            03/31/02   03/31/03   03/31/04   03/31/05   03/31/06   09/30/06#
                                            --------   --------   --------   --------   --------   ---------
Focus TechNet Portfolio Class 2               1.32%      1.71%      0.52%      0.17%     (0.06)%     0.05%
Focus TechNet Portfolio Class 3                 --       1.74#      0.52       0.19      (0.07)      0.05
Focus Growth and Income Portfolio Class 2     1.02       0.68       0.25      (0.01)     (0.10)        --
Focus Growth and Income Portfolio Class 3       --       0.79#      0.27      (0.01)     (0.10)        --
Focus Value Portfolio Class 2                 1.09#      0.73       0.25      (0.02)     (0.07)        --
Focus Value Portfolio Class 3                   --       0.76#      0.27      (0.02)     (0.07)        --

(2)  Unaudited

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                09/30/06#
                                ---------
Focus Value Portfolio Class 2      0.01
Focus Value Portfolio Class 3      0.01

See Notes to Financial Statements

                                           NET
                 NET                    REALIZED &                 DIVIDENDS    DIVIDENDS    DIVIDENDS
                ASSET         NET       UNREALIZED                 DECLARED      FROM NET     DECLARED
                VALUE     INVESTMENT       GAIN      TOTAL FROM    FROM NET      REALIZED     FROM NET
PERIOD        BEGINNING     INCOME      (LOSS) ON    INVESTMENT   INVESTMENT     GAIN ON     RETURN OF
ENDED         OF PERIOD     (LOSS)*    INVESTMENTS   OPERATIONS     INCOME     INVESTMENTS    CAPITAL
------------------------------------------------------------------------------------------------------
                                  Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@       $10.00      $(0.00)      $(0.15)       $(0.15)      $   --        $   --        $--
03/31/06          9.85        0.02         1.62          1.64        (0.05)        (0.01)        --
09/30/06(4)      11.43       (0.01)        0.13          0.12           --            --         --
                              Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@        10.00       (0.00)       (0.17)        (0.17)          --            --         --
03/31/06          9.83        0.08         1.34          1.42        (0.09)        (0.01)        --
09/30/06(4)      11.15       (0.01)        0.16          0.15           --            --         --
                                 Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@        10.00       (0.00)       (0.15)        (0.15)          --            --         --
03/31/06          9.85        0.15         1.02          1.17        (0.11)        (0.03)        --
09/30/06(4)      10.88       (0.01)        0.20          0.19           --            --         --
                                 Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@        10.00       (0.00)       (0.14)        (0.14)          --            --         --
03/31/06          9.86        0.14         0.54          0.68        (0.14)        (0.09)        --
09/30/06(4)      10.54       (0.02)        0.25          0.23           --            --         --

                                                                             RATIO
                                                                            OF NET
                                                               RATIO OF   INVESTMENT
                                 NET                  NET      EXPENSES     INCOME
                                ASSET               ASSETS        TO          TO
                                VALUE               END OF     AVERAGE      AVERAGE
PERIOD             TOTAL       END OF     TOTAL     PERIOD       NET          NET       PORTFOLIO
ENDED          DISTRIBUTIONS   PERIOD   RETURN**    (000'S)   ASSETS(2)   ASSETS(2)      TURNOVER
-------------------------------------------------------------------------------------------------
                                  Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@          $   --      $ 9.85    (1.50)%   $  5,308   0.35%#(1)   (0.35)%#(1)        1%
03/31/06            (0.06)      11.43    16.61       63,384   0.34(1)(3)   0.21(1)(3)       24
09/30/06(4)            --       11.55     1.05      117,836   0.15#(5)    (0.15)#(5)         4
                              Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@              --        9.83    (1.70)       3,314   0.35#(1)    (0.35)#(1)         5
03/31/06            (0.10)      11.15    14.40       99,205   0.28(3)      0.82(3)          21
09/30/06(4)            --       11.30     1.35      178,827   0.14#(5)    (0.14)#(5)         6
                                 Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@              --        9.85    (1.50)       3,388   0.35#(1)    (0.35)#(1)         0
03/31/06            (0.14)      10.88    11.93       69,582   0.31(1)(3)   1.12(1)(3)       29
09/30/06(4)            --       11.07     1.75      123,982   0.15#(5)    (0.15)#(5)         4
                                 Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@              --        9.86    (1.40)       3,958   0.35#(1)    (0.35)#(1)         0
03/31/06            (0.23)      10.54     9.29       40,900   0.35(1)(3)   1.42(1)(3)       67
09/30/06(4)            --       10.77     2.18       58,174   0.24#(1)(5) (0.24)#(1)(5)      8

------------
*    Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

@    Commencement of Operations

#    Annualized

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                               03/31/05#   03/31/06   09/30/06#
                                               ---------   --------   --------
Allocation Growth Portfolio Class 3              4.37%      (0.05)%       --%
Allocation Moderate Growth Portfolio Class 3     5.58          --         --
Allocation Moderate Portfolio Class 3            5.32       (0.04)        --
Allocation Balanced Portfolio Class 3            5.45        0.00      (0.06)

(2) Does not include underlying fund expenses that the Portfolios bear indirectly.

(3) Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

(4)  Unaudited

(5) Gross of Custody Credits of 0.01%, 0.01%, 0.02% and 0.03% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

See Notes to Financial Statements

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

The Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Portfolio the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") and the Trust (the "Advisory Agreement") and the subadvisory agreements between AIG SAAMCo and each of the following subadvisers (the "Subadvisory Agreements") at a meeting of the Board held on September 7, 2006: AIG Global Investment Corp. ("AIGGIC"), BAMCO, Inc. ("BAMCO"), Columbia Management Advisors, LLC ("CMA"), Franklin Advisers, Inc. ("Franklin Advisers"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM Int'l"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), Putnam Investment Management, Inc. ("Putnam"), RCM Global Investors LLC ("RCM"), Salomon Brothers Asset Management Inc. ("Salomon"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Templeton Investment Counsel, LLC ("Templeton"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In addition, the Board considered a new Subadvisory Agreement between AIG SAAMCo and CAM North America, LLC ("CAM") with respect to the Small Cap Portfolio and Western Asset Management Company ("Western Asset") with respect to the Strategic Fixed Income Portfolio. The Board considered that CAM would be renamed ClearBridge Advisors, LLC on or before December 1, 2006 ("ClearBridge"). The Board approved both Subadvisory Agreements to become effective on or about December 1, 2006.

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by AIG SAAMCo and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to AIG SAAMCo and the Subadvisers in connection with their management of the Trust's Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by AIG SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; and (7) information regarding AIG SAAMCo's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of AIG SAAMCo and the Subadvisers; (b) the historical relationship between the Trust and AIG SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large cap value, small cap growth, mid cap core), asset size and expense components. The other funds that comprise a Portfolio's Expense Group are generally the same as those included in the Portfolio's Performance Group. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group (if provided), respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group (or if no

Performance Group is provided, all other funds in the asset category of the Portfolio) regardless of asset size or primary channel of distribution. A Portfolio's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by AIG SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that AIG SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that AIG SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that AIG SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who is or would be responsible for providing investment management services to the respective Portfolio. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by AIG SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

FEES AND EXPENSES; INVESTMENT PERFORMANCE. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, AIG SAAMCo negotiates such fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by AIG SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.). Generally, the performance information included annualized returns for the period since inception, its one-, three- and five-year periods for the period ended May 31, 2006. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' performance and each Subadviser's performance within a Portfolio and management notes those Portfolios which it believes may require additional attention or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations:

- ALLOCATION BALANCED/ALLOCATION GROWTH/ALLOCATION MODERATE/ALLOCATION MODERATE GROWTH (SUBADVISED BY IBBOTSON). The Board considered that each Portfolio's total expenses were above the median of their respective Expense Groups/Universes. The Board also noted that the Portfolios' actual advisory fees and subadvisory fees were below the median of their respective Expense and Subadvisor Expense Groups. The Board noted management's discussion of each Portfolio's total expenses, including the limited number of funds in each Portfolio's Expense/Subadvisor Expense Groups and their relatively small asset bases. In addition, management noted that the Portfolios have been in operation since February 2005 and that the Portfolios may experience economies of scale as their asset base increases.

     Management reported that the Portfolios outperformed the median of their Performance Group and/or Performance Universe, except the Allocation Moderate Portfolio, which slightly underperformed the median of its Performance Group/Universe. The Board concluded that each Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

- ASSET ALLOCATION: DIVERSIFIED GROWTH (SUBADVISED BY PUTNAM). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. The Board considered management's discussion of the October 2005 addition of breakpoints and AIG SAAMCo agreement to waive 10 basis points of its advisory fee, neither of which was fully reflected in the Lipper data since the waiver and breakpoints went into effect midway through the Portfolio's fiscal year ended March 31, 2006. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

     Management reported that the Portfolio outperformed its Performance Group/Universe for the one- and three-year periods but underperformed for the five-year period. In addition, the Board noted that the Portfolio outperformed the blended benchmark for the one-year period but trailed such blended index for the three- and five-year periods. The blended benchmark consists of the Russell 3000 Index (60%), MSCI EAFE Index (15%), Lehman Brothers U.S. Aggregate Index (15%), the JP Morgan Developed Market High Yield Index (5%) and MSCI Emerging Markets Free Index (5%). The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- CASH MANAGEMENT (SUBADVISED BY CMA). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio's advisory fee reduction that became effective in October 2005 were not fully reflected in the Lipper data since the reduction went into effect midway through the Portfolio's fiscal year ended March 31, 2006. Management estimated that had such reduction been in effect for the entire fiscal year ended March 31, 2006, the Portfolio's total expenses and actual advisory fees would have been much closer to the median of its Expense Group/Universe.

     Management reported that the Portfolio's performance has been below the median of its Performance Group/Universe for the one-, three- and five-year periods, but noted that it trailed the median in the one- and three-year periods by 0.08% and 0.16%, respectively. The Board considered that the Portfolio's performance trailed the Lipper Money Market Fund Index for the one-, three- and five-year periods. The Board also took into account management's discussion of the Portfolio's performance and the future effect of prior changes made to the Portfolio's advisory fees and concluded that the Portfolio's underperformance is being addressed.

- DIVERSIFIED FIXED INCOME (ADVISED/SUBADVISED BY AIGGIC, AIG SAAMCO AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio.

     The Board considered that the Portfolio's performance trailed the Lipper VUF Corporate-A Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. Management recommended and the Board approved the restructuring of the Portfolio such that AIGGIC would manage 25% of the Portfolio assets with a passively managed style that would track the Lehman Brothers U.S. Aggregate Index, with AIGGIC and the other two Subadvisers each managing 25% of the Portfolio's assets in their current active-managed strategies. The Board considered management's discussion of each Subadviser's performance, management's restructuring of the Portfolio and its monitoring of each Subadviser, and concluded that Management was addressing the Portfolio's performance.

- FOCUS GROWTH (ADVISED/SUBADVISED BY AIG SAAMCO, JANUS AND MARSICO). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints to the advisory fee rate, which may help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

     The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index and the median of its Performance Group/Universe for the five-year period but trailed the index and such medians for the one- and three-year periods. Management noted that AIG SAAMCo replaced Credit Suisse Asset Management, LLC ("CSAM") in August 2006 as a manager of the Portfolio, when CSAM notified AIG SAAMCo that it would be unable to manage the Portfolio beginning in late 2006 as a result of the restructuring of CSAM's asset management operations. The Board considered that management may, at a future meeting, recommend a subadviser to replace AIG SAAMCo as a manager of the Portfolio's assets. The Board concluded that AIG SAAMCo is taking steps to address the Portfolio's performance.

- FOCUS GROWTH AND INCOME (ADVISED/SUBADVISED BY AIG SAAMCO, MARSICO AND THORNBURG). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's subadvisory fees were slightly above the median of its Subadvisory Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

     The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index exceeded or equaled the median of its Performance Group/Universe for the one- and five-year periods, but that the Portfolio trailed the index and such median for the three-year period. The Board considered management's discussion of each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- FOCUS TECHNET (ADVISED/SUBADVISED BY AIG SAAMCO BAMCO AND RCM CAPITAL). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

     The Board considered that the Portfolio outperformed the Lipper VUF Science & Technology Index and the median of its Performance Group/Universe for the three- and five-year periods but trailed such index and median for the for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- FOCUS VALUE (SUBADVISED BY J.P. MORGAN, NORTHERN TRUST AND THIRD AVENUE). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses as reasons for above-median total expenses. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

     Management reported that the Portfolio outperformed the Lipper Multi-Cap Value Index and the median of its Performance Group/Universe for the one- and three-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- INTERNATIONAL EQUITY (SUBADVISED BY AIGGIC, GSAM-INTERNATIONAL AND LORD ABBETT). The Board considered that the Portfolio's total expenses and actual advisory fees were slightly above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio's contractual fee reductions and addition of breakpoints that became effective in October 2005 were not fully reflected in the Lipper data. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

     Management reported that the Portfolio trailed or equaled the median of its Performance Group/Universe. The Board considered management's discussion regarding changes to the GSAM-International and Lord Abbett management teams and the recent improvement in performance and its continued monitoring of GSAM-International's performance. The Board took into account management's discussion of each Subadviser's performance and management's monitoring efforts, and concluded that the Portfolio's underperformance was being addressed.

- LARGE CAP COMPOSITE (ADVISED/SUBADVISED BY AIGGIC, AIG SAAMCO AND T. ROWE PRICE). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio and the Portfolio's relatively small asset base as reasons for above-median total expenses.

     The Board considered that the Portfolio trailed the Lipper Large Cap Core Index and the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Portfolio trailed the median of its Performance Group for the one- and three-year periods but outperformed the median for the five-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- LARGE CAP GROWTH (SUBADVISED BY AIGGIC, GSAM AND JANUS). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

     The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and the median of its Performance Group/Universe for the three- and five-year periods, but trailed the index and the median for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- LARGE CAP VALUE (SUBADVISED BY AIGGIC, T. ROWE PRICE AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

     Management reported that the Portfolio outperformed the Lipper Large Cap Value Index and the median of its Performance Group/ Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MID CAP GROWTH (SUBADVISED BY AIGGIC, T. ROWE PRICE AND WELLINGTON. The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

     Management reported that the Portfolio outperformed the Lipper Mid-Cap Growth Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MID CAP VALUE (SUBADVISED BY AIGGIC, GSAM AND LORD ABBETT). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio as a reason for above-median total expenses.

     The Board considered that the Portfolio outperformed or equaled the Lipper Mid-Cap Value Index and the median of its Performance Group/Universe for the three- and five-year periods, but trailed the index and median for the one-year period. The Board considered management's report on each Subadviser's performance and management's monitoring efforts. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MULTI-MANAGED GROWTH (COMPONENTS ADVISED/SUBADVISED BY JANUS, AIG SAAMCO, LORD ABBETT AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints to the advisory fee rate, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

     The Board considered that the Portfolio trailed the Lipper VUF Multi-Cap Growth Index and the median of its Performance Group/Universe for the one- and three-year periods, but outperformed the index and median for the five-year period. In addition the Board noted that the Fund underperformed its blended index for the one-, three- and five-year periods. The blended benchmark consists of the Russell 1000 Index (55%), Lehman Brothers U.S. Aggregate Index (27%), Russell 2000 Index (20%) and Treasury Bills (2%). The Board noted management's discussion regarding Lipper's placement of the Portfolio in the multi-cap growth category when the Portfolio is invested approximately 75% in equities and 25% in bonds. The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

- MULTI-MANAGED INCOME (COMPONENTS ADVISED/SUBADVISED BY JANUS, AIG SAAMCO, LORD ABBETT AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints to the advisory fee rate, which should help to lower the Portfolio's advisory fees as the Portfolio's


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

     asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

     The Board considered that the Portfolio trailed the Lipper VUF General Bond Index and the median of its Performance Group/Universe for the one-, three- and five-year periods and that the Portfolio slightly trailed the blended index for such periods. The blended benchmark consists of the Russell 1000 Index (17.35%), Lehman Brothers U.S. Aggregate Index (80.95%) and Treasury Bills (1.7%). The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

- MULTI-MANAGED INCOME/EQUITY (COMPONENTS ADVISED/SUBADVISED BY JANUS, AIG SAAMCO, LORD ABBETT AND WELLINGTON). The Board considered that the Portfolio's total expenses fees were above the median of its Expense Group and at the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that there were no other funds in the Portfolio's Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints to the advisory fee rate, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the new breakpoints will not immediately lower the Portfolio's advisory fees and that it will likely take a year or more before the Portfolio will benefit from such breakpoints.

     The Board considered that the Portfolio trailed the Lipper VUF General Bond Index and the median of its Performance Group/Universe for the one-, three- and five-year periods and that the Portfolio slightly trailed its blended index for such periods. The blended benchmark consists of the Russell 1000 Index (17.35%), Lehman Brothers U.S. Aggregate Index (80.95%) and Treasury Bills (1.7%). The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

- MULTI-MANAGED MODERATE GROWTH (COMPONENTS ADVISED/SUBADVISED BY AIG SAAMCO, LORD ABBETT, JANUS AND WELLINGTON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints to the advisory fee rate, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the Portfolio will immediately benefit from the new breakpoints.

     The Board considered that the Portfolio trailed the median of its Performance Group Universe for the one-, three- and five-year periods and that the Portfolio underperformed the blended index for such periods. The blended benchmark consists of the Russell 1000 Index (37.9%), Lehman Brothers U.S. Aggregate Index (42.3%), Russell 2000 Index (18%) and Treasury Bills (1.8%). The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

- SMALL CAP (ADVISED/SUBADVISED BY AIGGIC, AIG SAAMCO AND SALOMON). The Board considered that the Portfolio's total expenses were above the median of its Expense Group/Universe. The Board also noted that the Portfolio's actual advisory fees were below the median of its Expense Group but slightly above the median of its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

     The Board considered that the Portfolio trailed or equaled the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed the Lipper VUF Small Cap Core Index for the one-year period but trailed the index for the three- and five-year periods. The Board considered management's discussion of the Portfolio's improving performance results and management's continued monitoring of each Subadviser's performance. The Board concluded that management is addressing the Portfolio's performance.

- STOCK (SUBADVISED BY T. ROWE PRICE). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly above the median of its Subadvisor Expense Group and Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board also noted that management had proposed at the September 2006 meeting and the Board approved the institution of breakpoints to the advisory fee rate, which should help to lower the Portfolio's advisory fees as the Portfolio's asset base grows. The Board considered that the Portfolio will immediately benefit from the new breakpoints.

     The Board considered that the Portfolio's performance trailed the Lipper VUF Large Cap Core Index for the one- and three-year periods but outperformed the index for the five-year period. In addition, the Board noted that the Portfolio outperformed the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered management's discussion of the Portfolio's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- STRATEGIC FIXED INCOME (SUBADVISED BY AIGGIC, FRANKLIN AND SALOMON). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management's discussion regarding the additional management and administrative costs of managing multiple sleeves of a single Portfolio. Management also noted that the Portfolio began operations in February 2005 and has a relatively small asset base, both of which may contribute to above-median total expenses.

     Management reported that the Portfolio outperformed the Lipper VUF General Bond Index and the median of its Performance Group/Universe for the one-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

COST OF SERVICES & BENEFITS DERIVED. With respect to indirect costs and benefits, the Board was informed, based on management's judgement, that (1) any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Trust is de minimis and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that AIG SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

PROFITABILITY AND ECONOMIES OF SCALE. The Board received information related to AIG SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by AIG SAAMCo out of the advisory fees that AIG SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of AIG SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements. With respect to AIG SAAMCo, the Board determined that its profitability was reasonable.

For similar reasons, the potential for the Portfolios to experience economies of scale from the Subadvisers' management of the Portfolios was not considered a material factor to the Board's approval of the Subadvisory Agreements. It was noted that breakpoints were added to the advisory fee rates of several of the Trust's Portfolios that previously did not contain breakpoints. The Board considered that management believed that each Portfolio's existing fee schedule and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.

TERMS OF ADVISORY CONTRACTS. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by AIG SAAMCo and the Subadvisers as discussed above. The Board considered that AIG SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of AIG SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that AIG SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

COMPLIANCE. The Board reviewed AIG SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. Management recommended continued monitoring of certain Subadvisers. It was noted that AIG SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on AIG SAAMCo's or the Sub-advisers' ability to provide services to the Trusts.

CONCLUSIONS. In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee contributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that AIG SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                      IN FUND
         NAME,                            OFFICE AND                                     COMPLEX
      ADDRESS AND        POSITION HELD     LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*         WITH TRUST   TIME SERVED(4)       DURING PAST 5 YEARS        TRUSTEE(1)            BY TRUSTEE(3)
-----------------------  -------------  --------------  -----------------------------  -----------  --------------------------------
DISINTERESTED TRUSTEE

Carl D. Covitz           Trustee         2001-Present   Owner and President, Landmark       60      Director, Kayne Anderson Mutual
DOB: March 31, 1939                                     Capital, Inc. (since 1973)                  Funds (since 1995); Director,
                                                                                                    Arden Realty, Inc. (since 1995).

Jane Jelenko             Trustee         2006-Present   Retired; Senior Advisor             60      Director, Countrywide Bank
DOB: August 19, 1948                                    (2003-2005 and Management                   (since 2003).
                                                        Consultant (1977-2003)
                                                        Bearingpoint, Inc. (formerly
                                                        KPMG, LLP).

Gilbert T. Ray           Trustee         2001-Present   Retired Partner, O'Melveny &        60      Director, Advanced Auto Parts,
DOB: September 18, 1944                                 Myers LLP (since 2000); and                 Inc. (retail, automotive supply
                                                        Attorney (1972-2000) thereof                stores) (since 2002); Director,
                                                                                                    Watts, Wyatt & Company (services
                                                                                                    -- management consulting
                                                                                                    services) (since 2000); Director
                                                                                                    IHOP Corp. (since 2004);
                                                                                                    Director Diamond Rock
                                                                                                    Hospitality (since 2005).

Allan L. Sher            Trustee         1997-Present   Retired Brokerage Executive         60      Director, Bowl America Inc.
DOB: October 19, 1931                                   (since 1992)                                (1997-Present).

Bruce G. Willison        Trustee and     2001-Present   Dean Emeritus and Professor         60      Director, Nordstrom, Inc. (since
DOB: October 16, 1948    Chairman                       of Management (since 2006);                 1997); Director, Homestore, Inc.
                                                        Dean, Anderson School at UCLA               (real estate agents and managers
                                                        (1999-2005)                                 (since 2003); Healthnet
                                                                                                    International, Inc. (business
                                                                                                    services) (since 2000).

INTERESTED TRUSTEE

Jana W. Greer(2)         Trustee         2001-Present   President, AIG SunAmerica           60      Director, National Association
DOB: December 30, 1951                                  Retirement Markets, Inc.                    for Variable Annuities (since
                                                        (since 1996); Senior Vice                   1999).
                                                        President and Director, AIG
                                                        Retirement Services, Inc.
                                                        (since 1991)

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                         TERM OF                                      IN FUND
         NAME,                         OFFICE AND                                     COMPLEX
      ADDRESS AND     POSITION HELD     LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY  OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*      WITH TRUST   TIME SERVED(4)       DURING PAST 5 YEARS        TRUSTEE(1)        BY TRUSTEE(3)
--------------------  -------------  --------------  -----------------------------  -----------  ------------------------
OFFICERS

Vincent M. Marra       President      2004-Present   Senior Vice President, AIG         N/A                 N/A
AIG SunAmerica Asset                                 SAAMCo (February 2003 to
Management Corp.                                     Present); Chief
Harborside Financial                                 Administrative Officer and
Center                                               Chief Financial Officer,
3200 Plaza 5,                                        Carret & Co., LLC (June 2002
Jersey City, NJ                                      to February 2003);
07311-4992                                           President, Bowne Digital
DOB: May 28, 1950                                    Solutions (1999 to May 2002).

Donna M. Handel        Treasurer      2002-Present   Assistant Treasurer (1993 to       N/A                 N/A
AIG SunAmerica Asset                                 1997); Senior Vice President,
Management Corp.                                     AIG SAAMCo (December 2004 to
Harborside Financial                                 Present); Vice President, AIG
Center                                               SAAMCo (1997 to December
3200 Plaza 5,                                        2004).
Jersey City, NJ
07311-4992
DOB: June 25, 1966

Nori L. Gabert         Secretary      2005-Present   Vice President and Deputy          N/A                 N/A
AIG SunAmerica Asset                                 General Counsel, AIG SAAMCo
Management Corp.                                     (2001 to present); Formerly,
2929 Allen Parkway                                   Associate General Counsel,
Houston, Texas 77019                                 American General Corporation,
DOB: August 15, 1953                                 (1997-2001).

----------
* The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds) and AIG Series Trust (6 funds), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).

(2) Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.

(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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

                 (This page has been left blank intentionally)

[AIG SunAmerica(R) LOGO]                                       -----------------
1 SunAmerica Center                                                Presorted
Los Angeles, CA 90067-6022                                         Standard
                                                               U.S. Postage Paid
ADDRESS SERVICE REQUESTED                                         Towne, Inc.
                                                               -----------------

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4. Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Not applicable.

             (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.

             (3) Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: December 8, 2006

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: December 8, 2006